UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-03623

Exact name of registrant as specified in charter:	The Prudential Series Fund, Inc.

Address of principal executive offices:	Gateway Center 3 100 Mulberry Street Newark, New Jersey 07102

Name and address of agent for service:	Jonathan Shain Gateway Center 3 100 Mulberry Street Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-6469

Date of fiscal year end:	December 31, 2003

Date of reporting period:	June 30, 2003

Item 1—Reports to Stockholders

[SHAREHOLDER REPORT TO BE INSERTED HERE IN THE EDGAR VERSION]

The Prudential Series Fund, Inc.	Semiannual Report	June 30, 2003

The Prudential Series Fund, Inc.

Make Life Easier with E-Delivery

You can stop receiving printed reports

and start reviewing your variable life or

variable annuity reports online by using

E-Delivery. To enroll, go to

www.icsdelivery.com/prudential

For more details see inside front cover.

VARIABLE LIFE INSURANCE

■ Prudential’s Variable Appreciable Life®

■ Pruco Life’s Variable Appreciable Life®

■ Pruco Life of New Jersey’s Variable Appreciable Life®

■ Prudential’s Custom VALSM

■ Pruco Life’s Discovery® Life Plus

■ Pruco Life of New Jersey’s Discovery® Life Plus

■ Pruco Life’s Variable Life Insurance

■ Pruco Life of New Jersey’s Variable Life Insurance

■ Pruco Life’s PRUviderSM

■ Pruco Life of New Jersey’s PRUviderSM

VARIABLE ANNUITIES

■ Prudential’s Discovery® Plus

■ Pruco Life’s Discovery® Plus

■ Pruco Life of New Jersey’s Discovery® Plus

■ Pruco Life’s Discovery Preferred®

■ Prudential’s Variable Investment Plan®

■  Prudential’s Qualified Variable Investment Plan®

The Prudential Insurance Company of America

751 Broad Street, Newark, NJ 07102-3777

Pruco Life Insurance Company

Pruco Life Insurance Company of New Jersey

213 Washington Street, Newark, NJ 07102-2992

Pruco Life Insurance Company is not licensed to do business in New York.

IFS-2003-A072383

This report may be used with the public only when preceded or accompanied by current prospectuses for The Prudential Series Fund, Inc.; the applicable variable life or variable annuity product; and the current Monthly Performance Review for the applicable product.

The Monthly Performance Review shows historical investment performance after the deduction of investment management fees, investment-related expenses, and the product’s mortality and expense risk charges. For variable life insurance products, additional contract charges include the cost of insurance, administrative, sales, and any applicable withdrawal or surrender charges. These charges will reduce the rates of return shown on the Monthly Performance Review. For variable annuity products, the Monthly Performance Review provides returns that are net of all contract charges, including applicable surrender or withdrawal charges. The prospectuses contain complete information concerning charges and expenses, including hypothetical performance illustrations that show the effects of performance on various assumptions, and should be read carefully before you invest or send money.

The rates of return quoted on the following pages reflect the reinvestment of all dividends and distributions, and the deduction of investment management fees and expenses, but not variable product-related charges. If product charges were included, the performance quoted would be significantly lower.

Variable life insurance is distributed by Pruco Securities Corporation, 751 Broad Street, Newark, NJ 07102-3777. Variable annuities are distributed through Prudential Investment Management Services LLC (PIMS), a member SIPC, Three Gateway Center, 14th Floor, Newark, NJ 07102-4077. Variable life insurance and variable annuities are issued by The Prudential Insurance Company of America, Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey. All are Prudential Financial companies. Each is solely responsible for its own financial condition and contractual obligations. The accompanying financial statements as of June 30, 2003, were not audited, and accordingly, no opinion is expressed on them.

DISCOVER THE BENEFITS OF E-DELIVERY

■ Eliminate receiving printed reports.
■ View documents online as they become available.
■ Download and store e-semiannual reports on your PC.
■ Help the environment by using less paper.

To receive your variable life or variable annuity semiannual reports online, go to www.icsdelivery.com/prudential and enroll. Instead of receiving printed reports, you will receive notification via e-mail when new materials are available for your review. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website.

Policy Form Numbers: VALA-88, VALB-88, VALA-86, VALB-86, VFL-85, VL-83, VAL-DR-105, VAC-93-OR, VACQ-93-OR, VACQ-93, VA-85, VFM-95-OR, VFM-95-OK, VFM-95-NC, VFM-95-MI, VFM-95, VIP-86-OR, and VIP-86.

THE PRUDENTIAL SERIES FUND, INC.

SUPPLEMENT DATED AUGUST 22, 2003 to

PROSPECTUS DATED MAY 1, 2003

Natural Resources Portfolio

The following amends the section of the prospectus entitled “How the Fund is Managed—Portfolio Managers”:

Mark DeFranco is being replaced by Michael Del Balso as portfolio manager, effective August 29, 2003.

Michael Del Balso is a Director and Executive Vice President of Jennison. Mr. Del Balso received his B.S. from Yale University and his M.B.A. from Columbia University. He is a member of the New York Society of Security Analysts, Inc.

Diversified Conservative Growth Portfolio

Value Portfolio

The following amends the section of the prospectus entitled “How the Fund is Managed—Portfolio Managers”:

Avi Z. Berg will become a co-manager of each Portfolio, effective August 29, 2003.

Avi Z. Berg is a Vice President of Jennison. Prior to joining Jennison in January 2001, Mr. Berg was an Equity Research Associate with Goldman Sachs Asset Management from 1997 to 2000. Mr. Berg received his A.B. from Harvard University and his M.B.A. from Columbia University.

GLOSSARY OF BENCHMARK DEFINITIONS

Aggressive Growth Asset Allocation Custom Blended Index consists of Russell 1000 Growth Index (17.5%), Russell 1000 Value Index (17.5%), Russell Midcap Growth Index (17.5%), Russell 2500 Value Index (17.5%), and MSCI EAFE Index (30%).

Balanced Asset Allocation Custom Blended Index consists of Russell 1000 Growth Index (17.5%), Russell 1000 Value Index (17.5%), Russell Midcap Growth Index (7.5%), Russell 2500 Value Index (7.5%), MSCI EAFE Index (10%), Merrill Lynch U.S. High Yield BB-B Rated II Index (10%), and Lehman Brothers Aggregate Bond Index (30%).

Conservative Asset Allocation Custom Blended Index consists of Russell 1000 Growth Index (15%), Russell 1000 Value Index (15%), Russell Midcap Growth Index (2.5%), Russell 2500 Value Index (2.5%), Merrill Lynch U.S. High Yield BB-B Rated II Index (10%), and Lehman Brothers Aggregate Bond Index (55%).

Conservative Balanced Custom Blended Index consists of a blend of the S&P 500 Index (50%), the Lehman Brothers Aggregate Bond Index (40%), and the 3-Month T-Bill (10%).

Diversified Conservative Growth Custom Blended Index consists of S&P 500 Barra Value Index (15%), S&P 500 Barra Growth Index (15%), Russell 2000® Value Index (5%), Russell 1000® Growth Index (5%), Lehman Brothers Aggregate Bond Index (40%), and Lehman Brothers High Yield Bond Index (20%).

Flexible Managed Custom Blended Index consists of a blend of the S&P 500 Index (60%), the Lehman Brothers Aggregate Bond Index (35%), and the 3-Month T-Bill (5%).

Growth Asset Allocation Custom Blended Index consists of Russell 1000 Growth Index (17.5%), Russell 1000 Value Index (17.5%), Russell Midcap Growth Index (12.5%), Russell 2500 Value Index (12.5%), MSCI EAFE Index (20%), Merrill Lynch U.S. High Yield BB-B Rated II Index (7.5%), and Lehman Brothers Aggregate Bond Index (12.5%).

Lehman Brothers Aggregate Bond Index is an unmanaged index comprised of more than 5,000 government and corporate bonds.

Lehman Brothers Corporate High Yield Bond Index is an unmanaged index comprised of more than 700 noninvestment-grade bonds.

Lehman Brothers Government Bond Index is an unmanaged index comprised of securities issued or backed by the U.S. government, its agencies, and instrumentalities with a remaining maturity of 1 to 30 years.

Lehman Brothers Intermediate BB Corporate Bond Index is an unmanaged index comprised of various fixed income securities rated BB.

The Lipper Variable Insurance Products (VIP) Funds Averages are calculated by Lipper Analytical Services, Inc., and reflect the investment return of certain portfolios underlying variable life and annuity products. These returns are net of investment fees and fund expenses, but not product charges.

Balanced Funds Average	International Funds Average	Multi-Cap Growth Funds Average
Corporate Debt Funds BBB-Rated Average	Large-Cap Core Funds Average	Multi-Cap Value Funds Average
Flexible Portfolio Funds Average	Large-Cap Growth Funds Average	Natural Resources Funds Average
General U.S. Government Funds Average	Large-Cap Value Funds Average	S&P 500 Index Funds Average
Global Funds Average	Mid-Cap Growth Funds Average	Small-Cap Core Funds Average
High Current Yield Funds Average	Mid-Cap Value Funds Average	Small-Cap Growth Funds Average
Income Funds Average	Money Market Funds Average	Specialty/Miscellaneous Funds Average
Intermediate Investment-Grade Debt Funds Average	Multi-Cap Core Funds Average	Target Maturity Funds Average

Merrill Lynch U.S. High Yield BB-B Rated II Index is a broad high yield index including high yield bonds across the maturity spectrum, within the BB-B rated credit quality spectrum, included in the below-investment-grade universe.

Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index is a weighted, unmanaged index that reflects stock performance in Europe, Australasia, and the Far East.

Morgan Stanley Capital International (MSCI) World Index is an unmanaged index comprised of approximately 1,500 companies listed on the stock exchanges of Australasia, Canada, Europe, the Far East, New Zealand, and the United States.

Russell 1000® Growth Index is a market cap-weighted index that measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Index is a market cap-weighted index that measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market.

Russell 1000® Value Index is a market cap-weighted index that measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Growth Index is a market cap-weighted index that measures the performance of those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index.

Russell 2500TM Growth Index is a market cap-weighted index that measures the performance of those Russell 2500TM companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2500TM Index is a market cap-weighted index that measures the performance of the 2,500 smallest companies in the Russell 3000® Index, which represents approximately 17% of the total market capitalization of the Russell 3000® Index.

Russell 2500TM Value Index is a market cap-weighted index that measures the performance of those Russell 2500TM companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index is a market cap-weighted index that measures the performance of those Russell Midcap® companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Index is a market cap-weighted index that measures the performance of the 800 smallest companies in the Russell 1000® Index, which represents approximately 25% of the total market.

S&P 500 Index is an unmanaged, market value-weighted index of 500 stocks generally representative of the broad stock market.

S&P MidCap 400 Index is a widely accepted, unmanaged total return index of 400 domestic stocks measuring the performance of the midsize company segment of the U.S. stock market.

S&P SmallCap 600 Index is an unmanaged index representing the aggregate market value of the common equity of 600 small-company stocks.

S&P SuperComposite 1500 Information Technology Index measures the performance of the technology components of the S&P SuperComposite 1500, which is a combination of the S&P 500, S&P MidCap 400, and S&P SmallCap 600 indexes, and provides a broad representation of the entire U.S. market, representing 87% of total U.S. equity market capitalization.

This page may include certain benchmarks not applicable to the portfolios available in this particular report. Investors cannot invest directly in a market index or average.

The Prudential Series Fund, Inc.	Semiannual Report	June 30, 2003

Letter to Contract Owners

■ THE PRUDENTIAL SERIES FUND, INC. PORTFOLIO PERFORMANCE

Conservative Balanced Portfolio

Diversified Bond Portfolio

Equity Portfolio

Flexible Managed Portfolio

Global Portfolio

Government Income Portfolio

High Yield Bond Portfolio

Jennison Portfolio

Money Market Portfolio

Natural Resources Portfolio

Small Capitalization Stock Portfolio

Stock Index Portfolio

Value Portfolio

Zero Coupon Bond Portfolio 2005

■ FINANCIAL REPORTS

A1  Financial Statements

B1  Schedule of Investments

C1  Notes to Financial Statements

D1  Financial Highlights

E1  Board of Directors

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your life variable insurance or variable annuity prospectus to determine which portfolios are available to you.

The Prudential Series Fund, Inc.	Semiannual Report	June 30, 2003

Letter to Contract Owners

DEAR CONTRACT OWNER,

A more optimistic tone characterized the financial markets in the second quarter of 2003. In fact, it was the best quarter in 4 1/2 years for both the U.S. stock market and markets outside the United States, even as the long-standing bond market rally persisted.

The market rallies were very welcome after the long bear market. In general, investors should expect both good and bad markets within any extended time span. Good financial planning takes this into account by diversifying your portfolio with an asset allocation that is appropriate to your stage in life and your tolerance for the possibility of loss.

A financial professional can help you create a complete picture of the potential demands on your resources. Moreover, financial professionals are familiar with the long-term returns and historical volatility of various asset classes. Together, you and your financial professional can plan an investment program that takes into account your reasons for investing, the time you have to reach your goals, and the amount of risk you feel comfortable assuming.

On behalf of Prudential Financial, I would like to thank you for your confidence in our products. We look forward to continuing to serve your investment needs.

Sincerely,

David R. Odenath, Jr.

Chairman,

The Prudential Series Fund, Inc.

July 31, 2003

CHAIRMAN

DAVID R. ODENATH, JR.

The Prudential Series Fund, Inc.

Average Annual Total Returns

(For the period ended June 30, 2003)

Conservative Balanced Portfolio1, 2, 3, 4, 6, 7, 9

Average Annual Total Returns (%)	6-Month	1-Year	3-Year	5-Year	10-Year

Conservative Balanced Portfolio	8.83	5.35	–1.60	1.29	5.92

S&P 500 Index	11.75	0.25	–11.19	–1.61	10.04

Conservative Balanced Custom Blended Index	7.53	4.96	–1.26	3.01	8.66

Lipper (VIP) Balanced Funds Average	8.87	4.22	–1.39	1.78	7.60

Portfolio’s inception date: 05/13/1983.

Diversified Bond Portfolio1, 2, 3, 4, 6, 7, 9

Average Annual Total Returns (%)	6-Month	1-Year	3-Year	5-Year	10-Year

Diversified Bond Portfolio	5.98	11.86	9.02	6.29	6.78

Lehman Brothers Aggregate Bond Index	3.93	10.40	10.08	7.55	7.21

Lipper (VIP) Corporate Debt Funds BBB-Rated Average	6.44	12.92	9.55	6.61	6.88

Portfolio’s inception date: 05/13/1983.

Equity Portfolio1, 2, 3, 4, 5, 6

Average Annual Total Returns (%)	6-Month	1-Year	3-Year	5-Year	10-Year/Since Inception

Equity Portfolio: Class I	12.11	–1.35	–5.46	–2.67	7.80

Equity Portfolio: Class II	11.87	–1.74	–5.86	N/A	–5.75

S&P 500 Index	11.75	0.25	–11.19	–1.61	10.04

Russell 1000 Index	12.34	0.95	–11.00	–1.25	9.94

Lipper (VIP) Large-Cap Core Funds Average	10.77	–1.36	–12.56	–2.66	7.73

Portfolio’s Class I inception date: 05/13/1983. Portfolio’s Class II inception date: 05/04/1999.

Flexible Managed Portfolio1, 2, 3, 4, 6, 7, 9

Average Annual Total Returns (%)	6-Month	1-Year	3-Year	5-Year	10-Year

Flexible Managed Portfolio	10.72	4.01	–3.72	–0.53	6.20

S&P 500 Index	11.75	0.25	–11.19	–1.61	10.04

Flexible Managed Custom Blended Index	8.48	4.38	–3.05	2.27	9.08

Lipper (VIP) Flexible Portfolio Funds Average	8.35	3.32	–3.02	1.52	7.83

Portfolio’s inception date: 05/13/1983.

Global Portfolio1, 2, 3, 4, 8

Average Annual Total Returns (%)	6-Month	1-Year	3-Year	5-Year	10-Year

Global Portfolio	14.76	–0.43	–16.21	–1.97	6.74

MSCI World Index	11.12	–2.37	–12.95	–3.06	5.88

Lipper (VIP) Global Funds Average	10.70	–3.23	–11.11	–0.63	6.79

Portfolio’s inception date: 09/19/1988.

Government Income Portfolio1, 2, 3, 4, 7, 12, 19

Average Annual Total Returns (%)	6-Month	1-Year	3-Year	5-Year	10-Year

Government Income Portfolio	3.05	10.61	10.45	7.52	6.95

Lehman Brothers Government Bond Index	3.63	11.34	10.16	7.66	7.16

Lipper (VIP) U.S. Government Funds Average	3.19	10.06	9.52	6.80	6.44

Portfolio’s inception date: 05/01/1989.

High Yield Bond Portfolio1, 2, 3, 4, 6, 7, 9

Average Annual Total Returns (%)	6-Month	1-Year	3-Year	5-Year	10-Year

High Yield Bond Portfolio	15.27	19.58	3.02	0.82	5.45

Lehman Brothers Corporate High Yield Bond Index	18.49	22.76	5.43	2.94	6.60

Lipper (VIP) High Current Yield Funds Average	14.28	17.59	2.20	0.82	5.36

Portfolio’s inception date: 02/23/1987.

See “Glossary of Benchmark Definitions” and “Important Disclosures” sections of this report.

The Prudential Series Fund, Inc.

Average Annual Total Returns

(For the period ended June 30, 2003)

Jennison Portfolio1, 2, 3, 4, 5, 6

Average Annual Total Returns (%)	6-Month	1-Year	3-Year	5-Year	Since Inception

Jennison Portfolio: Class I	12.28	–4.54	–20.44	–3.25	8.41

Jennison Portfolio: Class II	11.97	–4.88	–20.78	N/A	–19.08

S&P 500 Index	11.75	0.25	–11.19	–1.61	9.93

Russell Growth 1000 Index	13.09	2.94	–21.54	–5.03	7.69

Lipper (VIP) Large-Cap Growth Funds Average	12.87	–0.22	–19.43	–3.75	7.25

Portfolio’s Class I inception date: 04/25/1995. Portfolio’s Class II inception date: 02/10/2000.

Money Market Portfolio1, 2, 3, 4, 14

Average Annual Total Returns (%)	7-day Current Net Yield	6-Month	1-Year	3-Year	5-Year	10-Year

Money Market Portfolio	0.78	0.46	1.18	3.07	3.97	4.45

Lipper (VIP) Money Market Funds Average		0.37	0.98	2.84	3.74	4.23

Portfolio’s inception date: 05/13/1983.

Natural Resources Portfolio1, 2, 3, 4, 6, 7, 13

Average Annual Total Returns (%)	6-Month	1-Year	3-Year	5-Year	10-Year

Natural Resources Portfolio	7.90	4.85	11.10	15.10	10.76

S&P 500 Index	11.75	0.25	–11.19	–1.61	10.04

Lipper (VIP) Natural Resources Funds Average	6.97	–1.49	3.97	6.01	5.75

Portfolio’s inception date: 05/01/1988.

Small Capitalization Stock Portfolio1, 2, 3, 4, 10

Average Annual Total Returns (%)	6-Month	1-Year	3-Year	5-Year	Since Inception

Small Capitalization Stock Portfolio	12.75	–3.75	2.05	3.82	10.69

S&P SmallCap 600 Index	12.93	–3.58	2.42	3.72	11.11

Lipper (VIP) Small-Cap Core Funds Average	14.34	–4.32	–2.01	2.92	9.05

Portfolio’s inception date: 04/25/1995.

Stock Index Portfolio1, 2, 3, 4

Average Annual Total Returns (%)	6-Month	1-Year	3-Year	5-Year	10-Year

Stock Index Portfolio	11.58	0.09	–11.28	–1.75	9.77

S&P 500 Index	11.75	0.25	–11.19	–1.61	10.04

Lipper (VIP) S&P 500 Index Funds Average	11.50	–0.13	–11.50	–1.90	9.66

Portfolio’s inception date: 10/19/1987.

Value Portfolio1, 2, 3, 4, 5, 6

Average Annual Total Returns (%)	6-Month	1-Year	3-Year	5-Year	10-Year/Since Inception

Value Portfolio: Class I	10.63	–3.38	1.05	–0.47	8.83

Value Portfolio: Class II	10.41	–3.85	N/A	N/A	–8.89

S&P 500 Index	11.75	0.25	–11.19	–1.61	10.04

Russell 1000 Index	11.57	–1.02	–0.19	1.05	10.68

Lipper (VIP) Large-Cap Value Funds Average	10.75	–2.36	–2.10	–0.19	8.96

Portfolio’s Class I inception date: 02/19/1988. Portfolio’s Class II inception date: 05/14/2001.

Zero Coupon Bond Portfolio 20051, 2, 3, 4

Average Annual Total Returns (%)	6-Month	1-Year	3-Year	5-Year	10-Year

Zero Coupon Bond Portfolio 2005	2.16	8.57	9.87	7.08	7.26

Lehman Brothers Government Bond Index	3.63	11.34	10.16	7.66	7.16

Lipper (VIP) Target Maturity Funds Average	4.93	15.43	12.65	8.00	8.31

Portfolio’s inception date: 05/01/1989.

See “Glossary of Benchmark Definitions” and “Important Disclosures” sections of this report.

IMPORTANT DISCLOSURES

1Past performance is not indicative of future results. Performance is net of investment fees and fund expenses, but not product charges. If product charges were included, the performance quoted would be significantly lower. Six-month returns are not annualized.

2Unless noted otherwise, Lipper averages and index returns reflect performance beginning the closest month-end date to the Portfolio’s inception (Class I).

3For more information about the Lipper averages and indexes refer to the Glossary of Benchmark Definitions. Investors cannot invest directly in an index or average.

4Source: Prudential Investments LLC and Lipper Inc. (with the exception of select Lehman Brothers indexes).

5Performance of Class II shares will be lower than the performance of Class I shares due to differences in the fee structure. Class II shares have associated 12b-1 and administrative fees at an annual rate of 0.25% and 0.15% respectively of the average daily net assets of the Class II shares.

6The Portfolio may invest in foreign securities, which are subject to the risks of currency fluctuation and the impact of social, political, and economic change.

7The Portfolio may invest in derivative securities, which may carry market, credit, and liquidity risks. These risks may result in greater share price volatility.

8Foreign investments are subject to the risks of currency fluctuation and the impact of social, political, and economic change, which may result in greater share price volatility.

9High Yield Bonds, also known as “junk bonds,” are subject to great credit and market liquidity risks, which may result in greater share price volatility.

10Small and medium-size companies may have limited marketability, and may be subject to more erratic or abrupt market movements than large-cap stocks.

11A portion of the expenses of the Portfolio is subsidized. Absent such expense absorption, the performance quoted would be lower. Expense absorption may be discontinued at any time.

12The guarantee on U.S. government securities applies only to the underlying securities of the Portfolio, and not to the value of the Portfolio’s shares.

13Natural resources companies are affected by numerous factors, including events of nature, inflationary pressures, and international politics. Sector funds may experience greater short-term price volatility than more diversified equity funds, and are most suitable for the aggressive portion of an investment portfolio.

14The yield quotation more closely reflects the current earnings of the Money Market Portfolio than the total return quotations. An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $10.00 per share, it is possible to lose money by investing in the Portfolio.

15The Portfolio focuses its investments in the technology sector, thereby increasing its vulnerability to any single economic, political, or regulatory development.

16 Although Lipper classifies the Portfolio within the Multi-Cap Core Funds Average, the returns for the Large-Cap Core Funds Average are also shown, because the management of the portfolios included in the Large-Cap Core Funds Average is more consistent with the management of the Portfolio.

17Although Lipper classifies the Portfolio within the Multi-Cap Core Funds Average, the returns for the Large-Cap Value Funds Average are also shown, because the management of the portfolios included in the Large-Cap Value Funds Average is more consistent with the management of the Portfolio.

18The Portfolio’s performance was achieved during a period of falling interest rates. There can be no assurance this performance will be repeated in the future.

19The Portfolio’s return was achieved by investing in long-term bonds during a period of unprecedented returns in that sector of the market due to falling interest rates. There can be no assurance that this performance will be repeated in the future.

20The Portfolio may actively and frequently trade its portfolio securities. High portfolio turnover results in higher transaction costs and can affect the Portfolio’s performance.

This page may include certain disclosures not applicable to the portfolios available in this particular report.

CONSERVATIVE BALANCED PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value including securities on loan of $196,045,447 (cost $3,384,659,037)	$3,187,909,271
Cash	629,859
Receivable for investments sold	31,067,280
Dividends and interest receivable	11,278,666
Receivable for capital stock sold	339,509
Receivable for securities lending income (gross)	79,117
Prepaid expenses	3,810

Total assets	3,231,307,512

LIABILITIES
Payable for investments purchased	287,366,305
Collateral for securities on loan	201,045,952
Management fee payable	1,253,751
Payable for capital stock repurchased	733,736
Accrued expenses and other liabilities	443,879
Due to broker—variation margin	322,206
Securities lending rebate payable	66,929
Payable to securities lending agent	3,047

Total liabilities	491,235,805

NET ASSETS	$2,740,071,707

Net assets were comprised of:
Common stock, at $0.01 par value	$2,085,243
Paid-in capital in excess of par	2,926,279,405

2,928,364,648
Undistributed net investment income	27,480,663
Accumulated net realized loss on investments	(18,036,388)
Net unrealized depreciation on investments	(197,737,216)

Net assets, June 30, 2003	$2,740,071,707

Net asset value and redemption price per share, $2,740,071,707 / 208,524,255 outstanding shares of common stock (authorized 740,000,000 shares)	$13.14

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Interest	$19,733,983
Dividends	15,146,329
Income from securities loaned, net	166,075

35,046,387

EXPENSES
Management fee	7,216,466
Custodian’s fees and expenses	179,000
Shareholders’ reports	53,000
Audit fee	38,000
Insurance expenses	29,000
Commitment fee on syndicated credit agreement	20,000
Directors’ fees	18,000
Legal fees and expenses	9,000
Transfer agent’s fees and expenses	1,200
Miscellaneous	4,266

Total expenses	7,567,932
Less: custodian fee credit	(2,208)

Net expenses	7,565,724

NET INVESTMENT INCOME	27,480,663

NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS
Net realized gain on:
Investments	29,636,539
Futures	19,147,519

48,784,058

Net change in unrealized appreciation (depreciation) on:
Investments	135,530,918
Futures	12,912,319

148,443,237

NET GAIN ON INVESTMENTS	197,227,295

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$224,707,958

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$27,480,663	$73,465,326
Net realized gain (loss) on investments	48,784,058	(60,437,829)
Net change in unrealized appreciation (depreciation) on investments	148,443,237	(299,285,750)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	224,707,958	(286,258,253)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(73,725,917)	—
Distributions from net realized capital gains	—	(8,002,898)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(73,725,917)	(8,002,898)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [1,206,569 and 6,943,283 shares, respectively]	15,120,119	91,446,170
Capital stock issued in reinvestment of dividends and distributions [6,123,415 and 588,881 shares, respectively]	73,725,917	8,002,898
Capital stock repurchased [12,829,815 and 31,614,428 shares, respectively]	(160,050,357)	(404,569,296)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(71,204,321)	(305,120,228)

TOTAL INCREASE (DECREASE) IN NET ASSETS	79,777,720	(599,381,379)
NET ASSETS:
Beginning of period	2,660,293,987	3,259,675,366

End of period (a)	$2,740,071,707	$2,660,293,987

(a) Includes undistributed net investment income of:	$27,480,663	$73,725,917

SEE NOTES TO FINANCIAL STATEMENTS.

A1

DIVERSIFIED BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value including securities on loan of $60,693,557 (cost $1,769,215,246)	$1,819,126,692
Cash	12,573,264
Foreign currency, at value (cost $48)	56
Receivable for investments sold	144,774,223
Interest receivable	13,137,852
Unrealized appreciation on forward foreign currency contracts	1,288,208
Receivable for capital stock sold	323,277
Due from broker—variation margin	265,656
Receivable for securities lending income (gross)	45,535
Prepaid expenses	1,945

Total assets	1,991,536,708

LIABILITIES
Payable for investments purchased	517,839,857
Collateral for securities on loan	63,613,077
Unrealized depreciation on forward foreign currency contracts	962,490
Payable for capital stock repurchased	652,805
Management fee payable	467,318
Accrued expenses and other liabilities	213,860
Securities lending rebate payable	32,799
Deferred directors’ fees	8,860
Payable to securities lending agent	3,184

Total liabilities	583,794,250

NET ASSETS	$1,407,742,458

Net assets were comprised of:
Common stock, at $0.01 par value	$1,252,194
Paid-in capital in excess of par	1,370,329,901

1,371,582,095
Undistributed net investment income	624,691
Accumulated net realized loss on investments	(14,610,119)
Net unrealized appreciation on investments and foreign currencies	50,145,791

Net assets, June 30, 2003	$1,407,742,458

Net asset value and redemption price per share, $1,407,742,458 / 125,219,364 outstanding shares of common stock (authorized 340,000,000 shares)	$11.24

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Interest	$29,602,986
Dividends	2,303,231
Income from securities loaned, net	79,420

31,985,637

EXPENSES
Management fees	2,765,561
Custodian’s fees and expenses	110,000
Shareholders’ reports	90,000
Audit fee	20,000
Directors’ fees	14,000
Insurance expenses	14,000
Commitment fee on syndicated credit agreement	11,000
Legal fees and expenses	7,000
Transfer agent’s fees and expenses	1,800
Miscellaneous	2,177

Total expenses	3,035,538
Less: custodian fee credit	(2,906)

Net expenses	3,032,632

NET INVESTMENT INCOME	28,953,005

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	34,754,281
Futures	3,828,396
Foreign currencies	(6,465,865)

32,116,812

Net change in unrealized appreciation (depreciation) on:
Investments	19,608,927
Futures	(332,927)
Foreign currencies	878,422

20,154,422

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	52,271,234

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$81,224,239

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$28,953,005	$74,301,622
Net realized gain (loss) on investments and foreign currencies	32,116,812	(1,678,323)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	20,154,422	23,226,659

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	81,224,239	95,849,958

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(27,816,376)	(159,965,745)
Tax Return of Capital	—	(1,784,789)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(27,816,376)	(161,750,534)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [4,393,672 and 17,549,865 shares, respectively]	48,467,953	189,983,072
Capital stock issued in reinvestment of dividends and distributions [2,513,886 and 15,159,311 shares, respectively]	27,816,376	161,750,534
Capital stock repurchased [8,319,470 and 29,401,035 shares, respectively]	(92,213,188)	(316,229,673)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(15,928,859)	35,503,933

TOTAL INCREASE (DECREASE) IN NET ASSETS	37,479,004	(30,396,643)
NET ASSETS:
Beginning of period	1,370,263,454	1,400,660,097

End of period (a)	$1,407,742,458	$1,370,263,454

(a) Includes undistributed net investment income of:	$624,691	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A2

EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value including securities on loan of $81,988,098 (cost $3,627,658,845)	$3,589,652,322
Cash	25,304
Foreign currency, at value (cost $70,837)	72,783
Receivable for investments sold	14,161,006
Dividends and interest receivable	2,960,689
Receivable for capital stock sold	1,873,142
Receivable for securities lending income (gross)	92,514
Prepaid expenses	4,850
Due from broker—variation margin	470

Total assets	3,608,843,080

LIABILITIES
Collateral for securities on loan	84,332,180
Payable for investments purchased	23,151,989
Payable for capital stock repurchased	1,509,845
Management fee payable	1,313,042
Accrued expenses and other liabilities	157,400
Securities lending rebate payable	81,225
Withholding tax payable	20,699
Payable to securities lending agent	2,822
Outstanding options written (premium received $11,049)	994
Distribution fee payable	104
Administration fee payable	62

Total liabilities	110,570,362

NET ASSETS	$3,498,272,718

Net assets were comprised of:
Common stock, at $0.01 par value	$1,982,372
Paid-in capital in excess of par	4,466,456,240

4,468,438,612
Undistributed net investment income	17,727,621
Accumulated net realized loss on investments	(949,610,427)
Net unrealized depreciation on investments and foreign currencies	(38,283,088)

Net assets, June 30, 2003	$3,498,272,718

Class I:
Net asset value and redemption price per share, $3,497,771,533 / 198,208,762 outstanding shares of common stock (authorized 590,000,000 shares)	$17.65

Class II:
Net asset value and redemption price per share, $501,185 / 28,429 outstanding shares of common stock (authorized 10,000,000 shares)	$17.63

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Dividends (net of $608,842 foreign withholding tax)	$25,359,466
Interest	100,196
Income from securities loaned, net	161,360

25,621,022

EXPENSES
Management fee	7,293,104
Distribution fee—Class II	501
Administration fee—Class II	301
Shareholders’ reports	251,000
Custodian’s fees and expenses	154,000
Audit fee	46,000
Insurance expenses	38,000
Commitment fee on syndicated credit agreement	25,000
Directors’ fees	22,000
Legal fees and expenses	11,000
Transfer agent’s fees and expenses	2,900
Miscellaneous	4,253

Total operating expenses	7,848,059
Loan interest expense (Note 8)	874
Less: custodian fee credit	(523)

Net expenses	7,848,410

NET INVESTMENT INCOME	17,772,612

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments transactions	(205,437,043)
Futures transactions	2,408,257
Foreign currencies transactions	(60,685)

(203,089,471)

Net change in unrealized appreciation (depreciation) on:
Investments	563,824,538
Futures	58,229
Foreign currencies	2,909
Options written	10,055

563,895,731

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	360,806,260

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$378,578,872

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$17,772,612	$34,525,958
Net realized loss on investments and foreign currencies	(203,089,471)	(527,040,808)
Net change in unrealized (appreciation) depreciation on investments and foreign currencies	563,895,731	(513,826,957)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	378,578,872	(1,006,341,807)

DIVIDENDS:
Dividends from net investment income
Class I	(1,419,107)	(34,102,714)
Class II	—	(2,409)

TOTAL DIVIDENDS	(1,419,107)	(34,105,123)

CAPITAL STOCK TRANSACTIONS (Note 7):
Capital stock sold [2,788,694 and 9,073,815 shares, respectively]	44,824,539	172,748,546
Capital stock issued in reinvestment of dividends [92,150 and 2,132,982 shares, respectively]	1,419,107	34,105,123
Capital stock repurchased [12,503,158 and 28,711,197 shares, respectively]	(199,122,158)	(509,334,621)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(152,878,512)	(302,480,952)

TOTAL INCREASE (DECREASE) IN NET ASSETS	224,281,253	(1,342,927,882)
NET ASSETS:
Beginning of period	3,273,991,465	4,616,919,347

End of period (a)	$3,498,272,718	$3,273,991,465

(a) Includes undistributed net investment income of:	$17,727,621	$1,374,116

SEE NOTES TO FINANCIAL STATEMENTS.

A3

FLEXIBLE MANAGED PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value including securities on loan of $215,440,582 (cost $3,740,477,404)	$3,780,823,379
Cash	99,404
Receivable for investments sold	28,028,368
Dividends and interest receivable	10,314,705
Receivable for capital stock sold	514,555
Receivable for securities lending income (gross)	120,389
Prepaid expenses	4,565

Total assets	3,819,905,365

LIABILITIES
Collateral for securities on loan	226,917,454
Payable for investments purchased	209,586,705
Management fee payable	1,683,261
Accrued expenses and other liabilities	879,035
Payable for capital stock repurchased	787,562
Investments sold short, at value (proceeds received $665,255)	658,742
Due to broker—variation margin	590,350
Securities lending rebate payable	93,739
Interest payable on short positions	11,813
Payable to securities lending agent	6,663
Withholding tax payable	189

Total liabilities	441,215,513

NET ASSETS	$3,378,689,852

Net assets were comprised of:
Common stock, at $0.01 par value	$2,485,640
Paid-in capital in excess of par	3,847,593,885

3,850,079,525
Undistributed net investment income	25,753,532
Accumulated net realized loss on investments	(536,867,556)
Net unrealized appreciation on investments	39,724,351

Net assets, June 30, 2003	$3,378,689,852

Net asset value and redemption price per share, $3,378,689,852 / 248,564,013 outstanding shares of common stock (authorized 740,000,000 shares)	$13.59

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Dividends (net of $688 foreign withholding tax)	$18,090,838
Interest	17,434,504
Income from securities loaned, net	169,491

35,694,833

EXPENSES
Management fee	9,523,165
Custodian’s fees and expenses	190,000
Shareholders’ reports	105,000
Audit fee	40,000
Insurance expenses	34,000
Directors’ fees	19,000
Commitment fee on syndicated credit agreement	16,000
Legal fees and expenses	12,000
Transfer agent’s fees and expenses	2,000
Miscellaneous	3,996

Total expenses	9,945,161
Less: custodian fee credit	(3,860)

Net expenses	9,941,301

NET INVESTMENT INCOME	25,753,532

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(93,037,162)
Futures	30,334,001

(62,703,161)

Net change in unrealized appreciation (depreciation) on:
Investments	350,666,219
Futures	16,664,743

367,330,962

NET GAIN ON INVESTMENTS	304,627,801

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$330,381,333

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$25,753,532	$68,040,906
Net realized loss on investments	(62,703,161)	(268,540,312)
Net change in unrealized appreciation (depreciation) on investments	367,330,962	(288,661,821)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	330,381,333	(489,161,227)

DIVIDENDS:
Dividends from net investment income	(68,283,392)	(106,760,860)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [1,326,575 and 7,479,921 shares, respectively]	16,923,061	104,900,934
Capital stock issued in reinvestment of dividends and distributions [5,574,154 and 7,434,600 shares, respectively]	68,283,392	106,760,860
Capital stock repurchased [11,796,547 and 24,899,579 shares, respectively]	(149,626,915)	(331,331,843)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(64,420,462)	(119,670,049)

TOTAL INCREASE (DECREASE) IN NET ASSETS	197,677,479	(715,592,136)
NET ASSETS:
Beginning of period	3,181,012,373	3,896,604,509

End of period (a)	$3,378,689,852	$3,181,012,373

(a) Includes undistributed net investment income of:	$25,753,532	$68,283,392

SEE NOTES TO FINANCIAL STATEMENTS.

A4

GLOBAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value including securities on loan of $45,110,702 (cost $589,699,946)	$608,559,491
Foreign currency, at value (cost $15,399,892)	15,213,125
Receivable for investments sold	3,372,500
Dividends and interest receivable	1,088,153
Receivable for capital stock sold	295,718
Receivable for securities lending income (gross)	56,913
Prepaid expenses	757

Total assets	628,586,657

LIABILITIES
Collateral for securities on loan	46,367,350
Payable for investments purchased	8,199,453
Payable to custodian	1,704,610
Management fee payable	358,326
Payable for capital stock repurchased	270,587
Accrued expenses and other liabilities	146,486
Withholding tax payable	87,250
Payable to securities lending agent	14,228
Outstanding options written (premium received $3,630)	326

Total liabilities	57,148,616

NET ASSETS	$571,438,041

Net assets were comprised of:
Common stock, at $0.01 par value	$440,952
Paid-in capital in excess of par	839,152,690

839,593,642
Undistributed net investment income	3,663,898
Accumulated net realized loss on investments	(290,508,499)
Net unrealized appreciation on investments and foreign currencies	18,689,000

Net assets, June 30, 2003	$571,438,041

Net asset value and redemption price per share, $571,438,041 / 44,095,248 outstanding shares of common stock (authorized 140,000,000 shares)	$12.96

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Dividends (net of $595,059 foreign withholding tax)	$5,724,133
Interest	13,112
Income from securities loaned, net	170,909

5,908,154

EXPENSES
Management fee	1,958,276
Custodian’s fees and expenses	178,000
Shareholders’ reports	72,000
Audit fee	9,800
Legal fees and expenses	6,900
Insurance expenses	6,000
Directors’ fees	5,600
Commitment fee on syndicated credit agreement	3,700
Transfer agent’s fees and expenses	2,600
Miscellaneous	2,108

Total expenses	2,244,984
Less: custodian fee credit	(676)

Net expenses	2,244,308

NET INVESTMENT INCOME	3,663,846

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	(9,604,133)
Foreign currencies	2,478,777

(7,125,356)

Net change in unrealized appreciation (depreciation) on:
Investments	78,171,453
Options written	3,304
Foreign currencies	(980,336)

77,194,421

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	70,069,065

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$73,732,911

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$3,663,846	$3,125,853
Net realized loss on investments and foreign currencies	(7,125,356)	(148,665,932)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	77,194,421	(42,355,528)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	73,732,911	(187,895,607)

DIVIDENDS:
Dividends from net investment income	(2,077,796)	(7,749,158)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [9,291,423 and 23,258,154 shares, respectively]	108,231,893	299,046,535
Capital stock issued in reinvestment of dividends [184,202 and 531,857 shares, respectively]	2,077,796	7,749,158
Capital stock repurchased [10,767,954 and 36,298,511 shares, respectively]	(125,457,549)	(481,242,136)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(15,147,860)	(174,446,443)

TOTAL INCREASE (DECREASE) IN NET ASSETS	56,507,255	(370,091,208)
NET ASSETS:
Beginning of period	514,930,786	885,021,994

End of period (a)	$571,438,041	$514,930,786

(a) Includes undistributed net investment income of:	$3,663,898	$2,077,848

SEE NOTES TO FINANCIAL STATEMENTS.

A5

GOVERNMENT INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value including securities on loan of $66,958,558 (cost $657,589,498)	$677,220,725
Receivable for investments sold	34,312,583
Dividends and interest receivable	4,738,381
Due from broker—variation margin	183,176
Receivable for capital stock sold	117,082
Receivable for securities lending income (gross)	48,932
Prepaid expenses	592

Total assets	716,621,471

LIABILITIES
Payable for investments purchased	121,860,818
Collateral for securities on loan	77,525,601
Payable for capital stock repurchased	344,629
Management fee payable	171,562
Payable to custodian	45,138
Securities lending rebate payable	33,025
Accrued expenses and other liabilities	22,349
Payable to securities lending agent	3,977
Deferred directors’ fees	3,828

Total liabilities	200,010,927

NET ASSETS	$516,610,544

Net assets were comprised of:
Common stock, at $0.01 par value	$423,074
Paid-in capital in excess of par	490,065,590

490,488,664
Undistributed net investment income	212,876
Accumulated net realized gain on investments	6,075,801
Net unrealized appreciation on investments	19,833,203

Net assets, June 30, 2003	$516,610,544

Net asset value and redemption price per share, $516,610,544 / 42,307,430 outstanding shares of common stock (authorized 130,000,000 shares)	$12.21

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Interest	$9,956,579
Dividends	780,252
Income from securities loaned, net	60,083

10,796,914

EXPENSES
Management fee	1,007,994
Custodian’s fees and expenses	53,000
Shareholders’ reports	32,000
Audit fee	7,000
Directors’ fees	6,000
Legal fees and expenses	5,000
Insurance expenses	4,000
Commitment fee on syndicated credit agreement	2,000
Transfer agent’s fees and expenses	1,000
Miscellaneous	2,322

Total expenses	1,120,316
Less: custodian fee credit	(239)

Net expenses	1,120,077

NET INVESTMENT INCOME	9,676,837

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investments	6,850,597
Options written	206,718
Futures	1,104,726

8,162,041

Net change in unrealized appreciation (depreciation) on:
Investments	(383,533)
Futures	(1,790,413)

(2,173,946)

NET GAIN ON INVESTMENTS	5,988,095

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,664,932

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE IN NET ASSETS
OPERATIONS:
Net investment income	$9,676,837	$18,620,636
Net realized gain on investments	8,162,041	18,082,591
Net change in unrealized appreciation (depreciation) on investments	(2,173,946)	14,428,294

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	15,664,932	51,131,521

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(9,993,477)	(35,910,173)
Distributions from net realized capital gains	(17,308,742)	(2,221,004)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(27,302,219)	(38,131,177)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [3,561,855 and 26,153,275 shares, respectively]	44,432,973	316,194,256
Capital stock issued in reinvestment of dividends and distributions [2,263,132 and 3,188,329 shares, respectively]	27,302,219	38,131,177
Capital stock repurchased [2,245,870 and 15,983,126 shares, respectively]	(27,764,635)	(194,057,645)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	43,970,557	160,267,788

TOTAL INCREASE IN NET ASSETS	32,333,270	173,268,132
NET ASSETS:
Beginning of period	484,277,274	311,009,142

End of period (a)	$516,610,544	$484,277,274

(a) Includes undistributed net investment income of:	$212,876	$529,516

SEE NOTES TO FINANCIAL STATEMENTS.

A6

HIGH YIELD BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value including securities on loan of $200,176,643 (cost $1,454,022,019)	$1,472,286,161
Cash	7,331,612
Dividends and interest receivable	24,949,817
Receivable for investments sold	12,454,111
Receivable for capital stock sold	174,030
Receivable for securities lending income (gross)	150,017
Prepaid expenses	1,413

Total assets	1,517,347,161

LIABILITIES
Collateral for securities on loan	207,067,647
Payable for investments purchased	20,823,650
Management fee payable	555,048
Payable for capital stock repurchased	363,346
Securities lending rebate payable	106,119
Payable to securities lending agent	10,974
Deferred director’s fee payable	5,692
Withholding tax payable	2,619
Accrued expenses and other liabilities	205

Total liabilities	228,935,300

NET ASSETS	$1,288,411,861

Net assets were comprised of:
Common stock, at $0.01 par value	$2,539,833
Paid-in capital in excess of par	1,581,473,177

1,584,013,010
Overdistribution of net investment income	(675,174)
Accumulated net realized loss on investments	(313,190,117)
Net unrealized appreciation on investments	18,264,142

Net assets, June 30, 2003	$1,288,411,861

Net asset value and redemption price per share, $1,288,411,861 / 253,983,345 outstanding shares of common stock (authorized 390,000,000 shares)	$5.07

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Interest	$51,638,152
Dividends	3,166,839
Income from securities loaned, net	180,783

54,985,774

EXPENSES
Management fee	3,277,308
Custodian’s fees and expenses	97,000
Shareholders’ reports	56,000
Audit fee	16,000
Legal fees and expenses	12,000
Directors’ fees	10,000
Commitment fee on syndicated credit agreement	9,000
Insurance expenses	9,000
Transfer agent’s fees and expenses	1,400
Miscellaneous	4,361

Total expenses	3,492,069
Less: custodian fee credit	(7,208)

Net expenses	3,484,861

NET INVESTMENT INCOME	51,500,913

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized loss on:
Investment transactions	(12,826,814)
Foreign currency transactions	(1,971)

(12,828,785)

Net change in unrealized appreciation (depreciation) on investments	136,044,402

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	123,215,617

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$174,716,530

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$51,500,913	$86,259,823
Net realized loss on investments and foreign currencies	(12,828,785)	(88,210,526)
Net change in unrealized appreciation (depreciation) on investments	136,044,402	20,001,592

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	174,716,530	18,050,889

DIVIDENDS:
Dividends from net investment income	(54,193,565)	(158,619,952)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [7,708,596 and 118,545,049 shares, respectively]	37,812,912	585,030,412
Capital stock issued in reinvestment of dividends [11,131,145 and 33,077,604 shares, respectively]	54,193,565	158,619,952
Capital stock repurchased [10,868,361 and 27,038,135 shares, respectively]	(52,705,036)	(130,303,535)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	39,301,441	613,346,829

TOTAL INCREASE IN NET ASSETS	159,824,406	472,777,766
NET ASSETS:
Beginning of period	1,128,587,455	655,809,689

End of period (a)	$1,288,411,861	$1,128,587,455

(a) Includes undistributed net investment income of:	$—	$2,017,478

SEE NOTES TO FINANCIAL STATEMENTS.

A7

JENNISON PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value including securities on loan of $38,166,072 (cost $1,571,380,243)	$1,604,840,704
Receivable for investments sold	16,141,840
Receivable for capital stock sold	1,239,461
Dividends and interest receivable	945,417
Receivable for securities lending income (gross)	42,822
Prepaid expenses	2,149

Total Assets	1,623,212,393

LIABILITIES
Collateral for securities on loan	40,152,812
Payable for investments purchased	11,109,921
Management fee payable	785,163
Payable for capital stock repurchased	610,991
Accrued expenses and other liabilities	179,913
Securities lending rebate payable	39,494
Withholding tax payable	23,950
Distribution fee payable	12,328
Administration fee payable	7,397
Payable to custodian	1,693
Payable to securities lending agent	832
Outstanding options written (premium received $8,539)	769

Total Liabilities	52,925,263

NET ASSETS	$1,570,287,130

Net assets were comprised of:
Common stock, at $0.01 par value	$1,094,021
Paid-in capital in excess of par	2,763,143,572

2,764,237,593
Undistributed net investment income	3,693,838
Accumulated net realized loss on investments	(1,231,112,087)
Net unrealized appreciation on investments and foreign currencies	33,467,786

Net assets, June 30, 2003	$1,570,287,130

Class I:
Net asset value and redemption price per share, $1,510,221,003 / 105,177,967 outstanding shares of common stock (authorized 240,000,000 shares)	$14.36

Class II:
Net asset value and redemption price per share, $60,066,127 / 4,224,139 outstanding shares of common stock (authorized 20,000,000 shares)	$14.22

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Dividends (net of $362,851 foreign withholding tax)	$8,303,345
Income from securities lending, net	109,191

8,412,536

EXPENSES
Management fee	4,328,316
Distribution fee—Class II	63,651
Administration fee—Class II	38,190
Custodian’s fees and expenses	106,000
Shareholders’ reports	87,000
Audit fee	22,000
Insurance expenses	17,000
Legal fees and expenses	14,000
Directors’ fees	13,000
Commitment fee on syndicated credit agreement	10,000
Transfer agent’s fees and expenses	3,300
Miscellaneous	4,462

Total operating expenses	4,706,919
Loan interest expense (Note 8)	335
Less: custodian fee credit	(185)

Net expenses	4,707,069

NET INVESTMENT INCOME	3,705,467

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investments	(97,554,883)
Foreign currencies	(67,627)

(97,622,510)

Net change in unrealized appreciation (depreciation) on:
Investments	262,319,663
Options written	7,770
Foreign currencies	(445)

262,326,988

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	164,704,478

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$168,409,945

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$3,705,467	$3,593,063
Net realized loss on investments and foreign currencies	(97,622,510)	(463,325,687)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	262,326,988	(224,401,947)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	168,409,945	(684,134,571)

DIVIDENDS:
Dividends from net investment income
Class I	—	(3,653,967)
Class II	—	—

TOTAL DIVIDENDS	—	(3,653,967)

CAPITAL STOCK TRANSACTIONS (Note 7):
Capital stock sold [7,469,825 and 32,932,385 shares, respectively]	99,328,856	527,421,601
Capital stock issued in reinvestment of dividends [0 and 275,676 shares, respectively]	—	3,653,967
Capital stock repurchased [10,403,715 and 41,877,345 shares, respectively]	(134,343,015)	(652,831,245)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(35,014,159)	(121,755,677)

TOTAL INCREASE (DECREASE) IN NET ASSETS	133,395,786	(809,544,215)
NET ASSETS:
Beginning of period	1,436,891,344	2,246,435,559

End of period (a)	$1,570,287,130	$1,436,891,344

(a) Includes undistributed net investment income of:	$3,693,838	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A8

MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value (cost $1,274,183,702)	$1,274,183,702
Cash	20,402
Interest receivable	1,074,428
Receivable for capital stock sold	752,809
Prepaid expenses	1,688

Total assets	1,276,033,029

LIABILITIES
Payable for capital stock repurchased	1,670,753
Management fee payable	424,313
Accrued expenses and other liabilities	169,145

Total liabilities	2,264,211

NET ASSETS	$1,273,768,818

Net assets were comprised of:
Common stock, at $0.01 par value	$1,273,769
Paid-in capital in excess of par	1,272,495,049

Net assets, June 30, 2003	$1,273,768,818

Net asset value and redemption price per share, 1,273,768,818 / 127,376,882 outstanding shares of common stock (authorized 340,000,000 shares)	$10.00

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Interest	$9,009,195

EXPENSES
Management fee	2,644,819
Shareholders’ reports	89,000
Custodian’s fees and expenses	59,000
Audit fee	21,000
Insurance expenses	12,000
Legal fees and expenses	10,000
Directors’ fees	8,000
Transfer agent’s fees and expenses	3,000
Miscellaneous	2,177

Total expenses	2,848,996
Less: custodian fee credit	(112)

Net expenses	2,848,884

NET INVESTMENT INCOME	6,160,311

NET REALIZED GAIN ON INVESTMENTS	1,763

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,162,074

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE IN NET ASSETS
OPERATIONS:
Net investment income	$6,160,311	$19,256,001
Net realized gain on investments	1,763	17,151

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	6,162,074	19,273,152

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(6,160,311)	(19,256,001)
Distributions from net realized capital gains	(1,763)	(17,151)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(6,162,074)	(19,273,152)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [42,232,259 and 180,832,605 shares, respectively]	422,322,587	1,808,326,045
Capital stock issued in reinvestment of dividends and distributions [616,207 and 1,927,315 shares, respectively]	6,162,074	19,273,152
Capital stock repurchased [52,128,055 and 196,288,751 shares, respectively]	(521,280,549)	(1,962,887,512)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(92,795,888)	(135,288,315)

TOTAL DECREASE IN NET ASSETS	(92,795,888)	(135,288,315)
NET ASSETS:
Beginning of period	1,366,564,706	1,501,853,021

End of period	$1,273,768,818	$1,366,564,706

SEE NOTES TO FINANCIAL STATEMENTS.

A9

NATURAL RESOURCES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value including securities on loan of $66,588,346 (cost $382,863,176)	$472,365,984
Foreign currency, at value (cost $6,291)	16,340
Receivable for investments sold	1,970,704
Dividends and interest receivable	997,290
Receivable for capital stock sold	73,928
Receivable for securities lending income (gross)	115,988
Prepaid expenses	487
Unrealized appreciation on forward foreign currency contracts	14

Total assets	475,540,735

LIABILITIES
Collateral for securities on loan	69,768,111
Payable for investments purchased	7,000,001
Payable to custodian	360,269
Management fee payable	151,254
Payable for capital stock repurchased	135,220
Withholding tax payable	123,094
Accrued expenses and other liabilities	103,700
Payable to securities lending agent	28,997

Total liabilities	77,670,646

NET ASSETS	$397,870,089

Net assets were comprised of:
Common stock, at $0.01 par value	$186,411
Paid-in capital in excess of par	308,341,525

308,527,936
Distributions in excess of net investment income	(15,823,395)
Accumulated net realized gain on investments	15,672,371
Net unrealized appreciation on investments and foreign currencies	89,493,177

Net assets, June 30, 2003	$397,870,089

Net asset value and redemption price per share, $397,870,089 / 18,641,127 outstanding shares of common stock (authorized 60,000,000 shares)	$21.34

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Dividends (net of $224,857 foreign withholding tax)	$2,651,106
Interest	475
Income from securities loaned, net	214,524

2,866,105

EXPENSES
Management fee	851,978
Custodian’s fees and expenses	70,000
Audit fee	8,000
Directors’ fees	7,000
Legal fees and expenses	7,000
Insurance expense	4,000
Transfer agent’s fees and expenses	700
Miscellaneous	1,656

Total expenses	950,334
Less: custodian fee credit	(558)

Net expenses	949,776

NET INVESTMENT INCOME	1,916,329

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	15,737,531
Foreign currencies	(23,674)

15,713,857

Net change in unrealized appreciation (depreciation) on:
Investments	11,822,185
Foreign currencies	(8,665)

11,813,520

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	27,527,377

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,443,706

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,916,329	$1,728,527
Net realized gain on investments and foreign currencies	15,713,857	28,523,441
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	11,813,520	31,382,815

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	29,443,706	61,634,783

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(16,566,539)	(2,076,519)
Distributions from net realized capital gains	(25,527,524)	(4,241,217)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(42,094,063)	(6,317,736)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [632,598 and 1,726,025 shares, respectively]	13,628,139	36,803,747
Capital stock issued in reinvestment of dividends and distributions [2,200,422 and 286,649 shares, respectively]	42,094,063	6,317,736
Capital stock repurchased [1,157,663 and 2,638,413 shares, respectively]	(24,393,794)	(55,375,772)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	31,328,408	(12,254,289)

TOTAL INCREASE IN NET ASSETS	18,678,051	43,062,758
NET ASSETS:
Beginning of period	379,192,038	336,129,280

End of period	$397,870,089	$379,192,038

SEE NOTES TO FINANCIAL STATEMENTS.

A10

SMALL CAPITALIZATION STOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value including securities on loan of $32,283,775 (cost $526,199,182)	$532,930,724
Cash	44,679
Dividends and interest receivable	304,785
Receivable for capital stock sold	216,212
Receivable for investments sold	153,323
Receivable for securities lending income (gross)	35,504
Prepaid expenses	672

Total assets	533,685,899

LIABILITIES
Collateral for securities on loan	34,199,068
Payable for capital stock repurchased	214,255
Management fee payable	164,040
Accrued expenses and other liabilities	104,754
Payable for investments purchased	53,376
Due to broker—variation margin	11,028
Payable to securities lending agent	7,806
Securities lending rebate payable	4,283

Total liabilities	34,758,610

NET ASSETS	$498,927,289

Net assets were comprised of:
Common stock, at $0.01 par value	$345,509
Paid-in capital in excess of par	497,694,714

498,040,223
Undistributed net investment income	1,133,611
Accumulated net realized loss on investments	(6,978,462)
Net unrealized appreciation on investments	6,731,917

Net assets, June 30, 2003	$498,927,289

Net asset value and redemption price per share, $498,927,289 / 34,550,944 outstanding shares of common stock (authorized 140,000,000 shares)	$14.44

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Dividends (net of $1,190 foreign withholding tax)	$2,103,773
Interest	3,047
Income from securities lending, net	112,850

2,219,670

EXPENSES
Management fee	902,111
Custodian’s fees and expenses	88,000
Shareholders’ reports	42,000
Audit fee	7,000
Directors’ fees	7,000
Legal fees and expenses	6,000
Insurance expenses	5,000
Transfer agent’s fees and expenses	1,100
Miscellaneous	27,572

Total operating expenses	1,085,783
Loan interest expense (Note 8)	435
Less: custodian fee credit	(159)

Net expenses	1,086,059

NET INVESTMENT INCOME	1,133,611

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain (loss) on:
Investments	(49,864)
Futures	553,211

503,347

Net change in unrealized appreciation (depreciation) on:
Investments	54,215,141
Futures	66,800

54,281,941

NET GAIN ON INVESTMENTS	54,785,288

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$55,918,899

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,133,611	$2,197,258
Net realized gain (loss) on investments	503,347	(937,359)
Net change in unrealized appreciation (depreciation) on investments	54,281,941	(85,289,453)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	55,918,899	(84,029,554)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(143,988)	(5,036,768)
Distributions from net realized capital gains	(3,294,388)	(7,580,347)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(3,438,376)	(12,617,115)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [1,078,410 and 4,689,935 shares, respectively]	14,268,904	71,063,726
Capital stock issued in reinvestment of dividends and distributions [282,065 and 792,808 shares, respectively]	3,438,376	12,617,115
Capital stock repurchased [3,004,684 and 8,760,368 shares, respectively]	(38,675,749)	(130,711,777)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(20,968,469)	(47,030,936)

TOTAL INCREASE (DECREASE) IN NET ASSETS	31,512,054	(143,677,605)
NET ASSETS:
Beginning of period	467,415,235	611,092,840

End of period (a)	$498,927,289	$467,415,235

(a) Includes undistributed net investment income of:	$1,133,611	$143,988

SEE NOTES TO FINANCIAL STATEMENTS.

A11

STOCK INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value including securities on loan of $78,910,630 (cost $2,321,801,590)	$2,623,657,292
Receivable for investments sold	3,288,286
Dividends and interest receivable	3,091,876
Receivable for capital stock sold	1,471,671
Receivable for securities lending income (gross)	107,435
Prepaid expenses	3,427

Total assets	2,631,619,987

LIABILITIES
Collateral for securities on loan	82,348,691
Payable for capital stock repurchased	996,223
Management fee payable	741,835
Accrued expenses and other liabilities	489,050
Securities lending rebate payable	95,770
Payable to securities lending agent	2,916

Total liabilities	84,674,485

NET ASSETS	$2,546,945,502

Net assets were comprised of:
Common stock, at $0.01 par value	$986,848
Paid-in capital in excess of par	2,190,136,029

2,191,122,877
Undistributed net investment income	16,583,934
Accumulated net realized gain on investments	39,668,989
Net unrealized appreciation on investments	299,569,702

Net assets, June 30, 2003	$2,546,945,502

Net asset value and redemption price per share, $2,546,945,502 / 98,684,835 outstanding shares of common stock (authorized 340,000,000 shares)	$25.81

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Dividends	$20,809,364
Interest	24,009
Income from securities loaned, net	122,586

20,955,959

EXPENSES
Management fee	4,108,532
Custodian’s fees and expenses	147,000
Audit fee	35,000
Insurance expenses	27,000
Commitment fee on syndicated credit agreement	19,000
Directors’ fees	17,000
Legal fees and expenses	12,000
Transfer agent’s fees and expenses	2,900
Miscellaneous	3,845

Total expenses	4,372,277
Less: custodian fee credit	(252)

Net expenses	4,372,025

NET INVESTMENT INCOME	16,583,934

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investments	37,251,185
Futures	7,953,570

45,204,755

Net change in unrealized appreciation (depreciation) on:
Investments	204,331,620
Futures	(1,248,050)

203,083,570

NET GAIN ON INVESTMENTS	248,288,325

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$264,872,259

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$16,583,934	$35,460,042
Net realized gain on investments	45,204,755	83,880,833
Net change in unrealized appreciation (depreciation) on investments	203,083,570	(852,291,866)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	264,872,259	(732,950,991)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(1,948,808)	(34,435,873)
Distributions from net realized capital gains	(88,278,910)	(23,877,334)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(90,227,718)	(58,313,207)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [5,416,056 and 10,311,525 shares, respectively]	129,500,404	293,101,021
Capital stock issued in reinvestment of dividends and distributions [3,960,830 and 2,190,809 shares, respectively]	90,227,718	58,313,207
Capital stock repurchased [8,349,123 and 22,105,878 shares, respectively]	(199,678,198)	(601,988,288)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	20,049,924	(250,574,060)

TOTAL INCREASE (DECREASE) IN NET ASSETS	194,694,465	(1,041,838,258)
NET ASSETS:
Beginning of period	2,352,251,037	3,394,089,295

End of period (a)	$2,546,945,502	$2,352,251,037

(a) Includes undistributed net investment income of:	$16,583,934	$1,948,808

SEE NOTES TO FINANCIAL STATEMENTS.

A12

VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value including securities on loan of $25,957,156 (cost $1,281,674,142)	$1,345,029,518
Dividends and interest receivable	1,856,013
Receivable for capital stock sold	377,628
Receivable for securities lending income (gross)	34,545
Prepaid expenses	1,846

Total assets	1,347,299,550

LIABILITIES
Collateral for securities on loan	27,627,044
Payable for investments purchased	21,134,034
Payable for capital stock repurchased	447,893
Accrued expenses and other liabilities	207,685
Securities lending rebate payable	31,767
Management fee payable	22,744
Payable to securities lending agent	694
Distribution fee payable	510
Administration fee payable	306
Payable to custodian	249

Total liabilities	49,472,926

NET ASSETS	$1,297,826,624

Net assets were comprised of:
Common stock, at $0.01 par value	$854,053
Paid-in capital in excess of par	1,495,719,625

1,496,573,678
Undistributed net investment income	9,199,423
Accumulated net realized loss on investments	(271,301,853)
Net unrealized appreciation on investments	63,355,376

Net assets, June 30, 2003	$1,297,826,624

Class I:
Net asset value and redemption price per share $1,295,374,571 / 85,243,662 outstanding shares of common stock (authorized 340,000,000 shares)	$15.20

Class II:
Net asset value and redemption price per share, $2,452,053 / 161,602 outstanding shares of common stock (authorized 10,000,000 shares)	$15.17

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Dividends (net of $67,034 foreign withholding tax)	$11,838,989
Income from securities lending, net	23,517

11,862,506

EXPENSES
Management fee	2,424,251
Distribution fee—Class II	2,526
Administration fee—Class II	1,515
Custodian’s fees and expenses	93,000
Shareholders’ reports	85,000
Audit fee	15,000
Insurance expenses	15,000
Directors’ fees	9,000
Legal fees and expenses	8,000
Commitment fee on syndicated credit agreement	7,000
Transfer agent’s fees and expenses	2,700
Miscellaneous	216

Total expenses	2,663,208
Less: custodian fee credit	(125)

Net expenses	2,663,083

NET INVESTMENT INCOME	9,199,423

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(47,068,724)
Net change in unrealized appreciation (depreciation) on investments	162,398,025

NET GAIN ON INVESTMENTS	115,329,301

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$124,528,724

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$9,199,423	$20,934,624
Net realized loss on investments	(47,068,724)	(219,804,118)
Net change in unrealized appreciation (depreciation) on investments	162,398,025	(186,200,124)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	124,528,724	(385,069,618)

DIVIDENDS:
Dividends from net investment income
Class I	(834,849)	(20,321,246)
Class II	—	(19,706)

	(834,849)	(20,340,952)

CAPITAL STOCK TRANSACTIONS (Note 7):
Capital stock sold [3,030,398 and 11,993,803 shares, respectively]	42,258,735	190,666,422
Capital stock issued in reinvestment of dividends [63,294 and 1,472,190 shares, respectively]	834,849	20,340,952
Capital stock repurchased [8,504,110 and 23,263,374 shares, respectively]	(117,527,101)	(359,497,771)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(74,433,517)	(148,490,397)

TOTAL INCREASE (DECREASE) IN NET ASSETS	49,260,358	(553,900,967)
NET ASSETS:
Beginning of period	1,248,566,266	1,802,467,233

End of period (a)	$1,297,826,624	$1,248,566,266

(a) Includes undistributed net investment income of:	$9,199,423	$834,849

SEE NOTES TO FINANCIAL STATEMENTS.

A13

ZERO COUPON BOND PORTFOLIO 2005

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value (cost $61,780,770)	$67,337,637
Receivable for capital stock sold	33,350
Interest receivable	358
Prepaid expenses	87

Total assets	67,371,432

LIABILITIES
Accrued expenses and other liabilities	33,604
Management fee payable	22,213
Deferred directors’ fee payable	1,999
Payable for capital stock repurchased	220

Total liabilities	58,036

NET ASSETS	$67,313,396

Net assets were comprised of:
Common stock, at $0.01 par value	$49,048
Paid-in capital in excess of par	60,363,724

60,412,772
Undistributed net investment income	30,531
Accumulated net realized gain on investments	1,313,226
Net unrealized appreciation on investments	5,556,867

Net assets, June 30, 2003	$67,313,396

Net asset value and redemption price per share, $67,313,396 / 4,904,815 outstanding shares of common stock (authorized 20,000,000 shares)	$13.72

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Interest	$1,678,215
Dividends	6,931

1,685,146

EXPENSES
Management fee	133,781
Custodian’s fees and expenses	44,000
Shareholders’ reports	15,000
Audit fee	6,000
Legal fees and expenses	6,000
Directors’ fees	5,000
Commitment fee on syndicated credit agreement	4,000
Insurance expenses	600
Transfer agent’s fees and expenses	400
Miscellaneous	1,554

Total expenses	216,335
Less: custodian fee credit	(83)

Net expenses	216,252

NET INVESTMENT INCOME	1,468,894

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	1,313,226

Net change in unrealized appreciation (depreciation) on investments	(1,324,441)

NET LOSS ON INVESTMENTS	(11,215)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,457,679

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE IN NET ASSETS
OPERATIONS:
Net investment income	$1,468,894	$2,830,566
Net realized gain on investments	1,313,226	43,507
Net change in unrealized appreciation (depreciation) on investments	(1,324,441)	3,159,236

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	1,457,679	6,033,309

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(1,438,363)	(5,442,907)
Distributions from net realized capital gains	(43,225)	(544,728)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(1,481,588)	(5,987,635)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [372,199 and 810,151 shares, respectively]	5,139,973	11,031,768
Capital stock issued in reinvestment of dividends and distributions [108,270 and 451,100 shares, respectively]	1,481,588	5,987,635
Capital stock repurchased [444,386 and 381,890 shares, respectively]	(6,132,335)	(5,170,039)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	489,226	11,849,364

TOTAL INCREASE IN NET ASSETS	465,317	11,895,038
NET ASSETS:
Beginning of period	66,848,079	54,953,041

End of period (a)	$67,313,396	$66,848,079

(a) Includes undistributed net investment income of:	$30,531	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A14

CONSERVATIVE BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 86.8%		Value (Note 2)
COMMON STOCKS — 50.6%	Shares
Aerospace — 0.9%
Boeing Co.	131,300	$4,506,216
General Dynamics Corp.	30,900	2,240,250
Honeywell International, Inc.	128,212	3,442,492
Lockheed Martin Corp.	67,200	3,196,704
Northrop Grumman Corp.	27,181	2,345,449
Raytheon Co.	57,300	1,881,732
Rockwell Collins, Inc.	29,100	716,733
United Technologies Corp.	74,500	5,276,835

		23,606,411

Airlines — 0.1%
Delta Airlines, Inc.	20,600	302,408
Southwest Airlines Co.	117,300	2,017,560

		2,319,968

Apparel — 0.1%
Cintas Corp.	24,000	850,560
Jones Apparel Group, Inc.(a)	16,000	468,160
Nike, Inc. (Class “B” Stock)	42,200	2,257,278
Reebok International, Ltd.(a)	10,200	343,026

		3,919,024

Autos – Cars & Trucks — 0.4%
Cummins Engine Co., Inc.	7,200	258,408
Dana Corp.	25,000	289,000
Delphi Automotive Systems Corp.	86,252	744,355
Ford Motor Co.	276,695	3,040,878
General Motors Corp.	82,191	2,958,876
Genuine Parts Co.	30,700	982,707
Navistar International Corp.(a)	8,800	287,144
PACCAR, Inc.	20,850	1,408,626
Visteon Corp.	24,811	170,451

		10,140,445

Banks and Savings & Loans — 3.4%
AmSouth Bancorporation	58,100	1,268,904
Bank of New York Co., Inc.	115,500	3,320,625
Bank One Corp.	179,872	6,687,641
BankAmerica Corp.	233,461	18,450,423
BB&T Corp.	70,200	2,407,860
Charter One Financial, Inc.	32,487	1,012,945
Comerica, Inc.	26,100	1,213,650
Golden West Financial Corp.	25,400	2,032,254
Huntington Bancshares, Inc.	44,836	875,199
J.P. Morgan Chase & Co.	307,190	10,499,754
KeyCorp	68,300	1,725,941
Mellon Financial Corp.	70,800	1,964,700
National City Corp.	92,900	3,038,759
North Fork Bancorporation, Inc.	22,000	749,320
Northern Trust Corp.	32,600	1,362,354
PNC Financial Svcs. Group	44,300	2,162,283
Providian Financial Corp.(a)	43,100	399,106
SouthTrust Corp.	56,800	1,544,960
SunTrust Banks, Inc.	46,300	2,747,442
U.S. Bancorp	289,985	7,104,632
Union Planters Corp.	35,700	1,107,771
Wachovia Corp.	211,800	8,463,528
Wells Fargo & Co.	259,100	13,058,640
Zions Bancorporation	12,000	607,320

		93,806,011

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Business Services — 0.1%
Fiserv, Inc.(a)	26,000	$925,860
Omnicom Group, Inc.	27,400	1,964,580
Robert Half International, Inc.(a)	26,600	503,804

		3,394,244

Chemicals — 0.6%
Air Products & Chemicals, Inc.	34,700	1,443,520
Dow Chemical Co.	137,031	4,242,480
Du Pont (E.I.) de Nemours & Co.	155,820	6,488,345
Eastman Chemical Co.	11,400	361,038
Engelhard Corp.	18,100	448,337
Great Lakes Chemical Corp.	9,700	197,880
Hercules, Inc.(a)	21,500	212,850
Praxair, Inc.	26,200	1,574,620
Rohm & Haas Co.	33,511	1,039,846
Sigma-Aldrich Corp.	14,900	807,282

		16,816,198

Commercial Services — 0.1%
Concord EFS, Inc.(a)	74,000	1,089,280
Convergys Corp.(a)	22,000	352,000
Deluxe Corp.	10,100	452,480
Quintiles Transnational Corp.(a)	17,300	245,487

		2,139,247

Computers — 1.8%
Apple Computer, Inc.(a)	48,600	929,232
Dell Computer Corp.(a)	402,300	12,857,508
Gateway, Inc.(a)	48,800	178,120
Hewlett-Packard Co.	472,248	10,058,882
International Business Machines Corp.	264,300	21,804,750
NCR Corp.(a)	14,700	376,614
Sun Microsystems, Inc.(a)	493,000	2,267,800

		48,472,906

Computer Services — 3.8%
Adobe Systems, Inc.	37,200	1,193,004
Autodesk, Inc.	24,400	394,304
Automatic Data Processing, Inc.	96,800	3,277,648
BMC Software, Inc.(a)	37,900	618,907
Cisco Systems, Inc.(a)	1,103,300	18,414,077
Citrix Systems, Inc.(a)	31,800	647,448
Computer Associates International, Inc.	87,900	1,958,412
Computer Sciences Corp.(a)	28,800	1,097,856
Compuware Corp.(a)	59,000	340,430
Comverse Technology, Inc.(a)	23,500	353,205
Electronic Arts, Inc.(a)	21,100	1,561,189
Electronic Data Systems Corp.	71,600	1,535,820
EMC Corp.(a)	333,350	3,490,175
First Data Corp.	119,800	4,964,512
Intuit, Inc.(a)	30,000	1,335,900
Mercury Interactive Corp.(a)	10,000	386,100
Microsoft Corp.	1,655,400	42,394,794
Network Appliance, Inc.(a)(b)	45,900	744,039
Novell, Inc.(a)	55,200	170,016
Oracle Corp.(a)	829,800	9,974,196
Parametric Technology Corp.(a)	49,200	150,060

SEE NOTES TO FINANCIAL STATEMENTS.

B1

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Computer Services (cont’d.)
Peoplesoft, Inc.(a)	44,200	$777,478
Siebel Systems, Inc.(a)	66,800	637,272
SunGuard Data Systems, Inc.(a)	40,000	1,036,400
Symantec Corp.(a)(b)	22,000	964,920
Symbol Technologies, Inc.	28,000	364,280
Unisys Corp.(a)	49,200	604,176
VERITAS Software Corp.(a)	63,048	1,807,586
Yahoo!, Inc.(a)(b)	91,000	2,981,160

		104,175,364

Construction — 0.1%
Centex Corp.	8,100	630,099
Fluor Corp.	11,300	380,132
KB HOME	7,200	446,256
Pulte Homes, Inc.	8,600	530,276
Vulcan Materials Co.	16,400	607,948

		2,594,711

Containers — 0.1%
Ball Corp.	8,800	400,488
Bemis Co., Inc.	10,300	482,040
Pactiv Corp.(a)	26,200	516,402
Sealed Air Corp.(a)	12,500	595,750

		1,994,680

Cosmetics & Soaps — 1.1%
Alberto-Culver Co. (Class “B” Stock)	9,100	465,010
Avon Products, Inc.	37,900	2,357,380
Colgate-Palmolive Co.	86,400	5,006,880
Gillette Co.	163,600	5,212,296
International Flavors & Fragrances, Inc.	17,100	546,003
Procter & Gamble Co.	199,000	17,746,820

		31,334,389

Diversified Consumer Products — 0.6%
Altria Group, Inc.	320,700	14,572,608
Eastman Kodak Co.	47,800	1,307,330
Fortune Brands, Inc.	24,900	1,299,780

		17,179,718

Diversified Office Equipment — 0.2%
Avery Dennison Corp.	18,100	908,620
Lexmark International, Inc.(a)	19,433	1,375,273
Pitney Bowes, Inc.	37,300	1,432,693
Xerox Corp.(a)(b)	103,100	1,091,829

		4,808,415

Diversified Operations — 1.7%
Cendant Corp.(a)	158,200	2,898,224
General Electric Co.	1,538,900	44,135,652

		47,033,876

Drugs & Medical Supplies — 6.8%
Abbott Laboratories	239,200	10,467,392
Allergan, Inc.	21,500	1,657,650
AmerisourceBergen Corp.	15,700	1,088,795
Amgen, Inc.(a)	198,260	13,172,394
Bard (C.R.), Inc.	9,400	670,314

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Drugs & Medical Supplies (cont’d.)
Bausch & Lomb, Inc.	8,900	$333,750
Baxter International, Inc.	88,400	2,298,400
Becton Dickinson & Co.	40,900	1,588,965
Biogen, Inc.(a)	20,600	782,800
Biomet, Inc.	44,100	1,263,906
Boston Scientific Corp.(a)	64,200	3,922,620
Bristol-Myers Squibb Co.	297,300	8,071,695
Cardinal Health, Inc.(b)	69,550	4,472,065
Chiron Corp.(a)	26,000	1,136,720
Forest Laboratories, Inc.(a)	54,000	2,956,500
Genzyme Corp.(a)	31,400	1,312,520
Guidant Corp.(a)	46,200	2,050,818
Johnson & Johnson	460,448	23,805,162
King Pharmaceuticals, Inc.(a)	33,666	496,910
Lilly (Eli) & Co.	173,100	11,938,707
MedImmune, Inc.(a)	37,700	1,371,149
Medtronic, Inc.	187,400	8,989,578
Merck & Co., Inc.	349,500	21,162,225
Pfizer, Inc.	1,230,945	42,036,772
Quest Diagnostics, Inc.(a)	15,000	957,000
Schering-Plough Corp.	226,500	4,212,900
St. Jude Medical, Inc.(a)	28,200	1,621,500
Stryker Corp.	29,000	2,011,730
Watson Pharmaceuticals, Inc.(a)	15,900	641,883
Wyeth	204,900	9,333,195
Zimmer Holdings, Inc.(a)	30,200	1,360,510

		187,186,525

Education — 0.1%
Apollo Group, Inc. (Class “A” Stock)(a)	26,900	1,661,344

Electronics — 1.9%
Advanced Micro Devices, Inc.(a)	45,400	291,014
Altera Corp.(a)	58,000	951,200
Analog Devices, Inc.(a)	54,900	1,911,618
Applied Materials, Inc.(a)	248,000	3,933,280
Applied Micro Circuits Corp.(a)	40,000	242,000
Broadcom Corp. (Class “A” Stock)(a)	42,000	1,046,220
Emerson Electric Co.	63,800	3,260,180
Intel Corp.	1,030,200	21,411,677
Jabil Circuit, Inc.(a)	29,000	640,900
KLA-Tencor Corp.(a)	29,300	1,362,157
Linear Technology Corp.	47,100	1,517,091
LSI Logic Corp.(a)	45,300	320,724
Maxim Integrated Products, Inc.	47,000	1,606,930
Micron Technology, Inc.(a)(b)	87,800	1,021,114
Molex, Inc.	30,800	831,292
National Semiconductor Corp.(a)	27,000	532,440
Novellus Systems, Inc.(a)	20,000	732,420
NVIDIA Corp.(a)	24,000	552,240
PMC-Sierra, Inc.(a)	17,000	199,410
QLogic Corp.(a)	12,000	579,960
Rockwell Automation, Inc.	29,100	693,744
Sanmina Corp.(a)	66,000	416,460
Solectron Corp.(a)	110,900	414,766
Tektronix, Inc.(a)	21,600	466,560

SEE NOTES TO FINANCIAL STATEMENTS.

B2

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Electronics (cont’d.)
Teradyne, Inc.(a)	24,300	$420,633
Texas Instruments, Inc.	266,300	4,686,880
Thomas & Betts Corp.(a)	12,700	183,515
Xilinx, Inc.(a)	48,100	1,217,411

		51,443,836

Financial Services — 4.7%
Ambac Financial Group, Inc.	14,000	927,500
American Express Co.	207,900	8,692,299
Bear Stearns Cos., Inc.	16,016	1,159,879
Capital One Financial, Inc.(b)	32,100	1,578,678
Citigroup, Inc.	793,758	33,972,842
Countrywide Financial Corp.	20,100	1,398,357
Equifax, Inc.	24,500	637,000
Fannie Mae	154,200	10,399,248
Federated Investors, Inc. (Class “B” Stock)	12,000	329,040
Fifth Third Bancorp	90,621	5,196,208
First Tennessee National Corp.	17,000	746,470
FleetBoston Financial Corp.	163,814	4,866,914
Franklin Resources, Inc.	39,900	1,558,893
Freddie Mac	109,000	5,533,930
Goldman Sachs Group, Inc.	72,000	6,030,000
H&R Block, Inc.	30,100	1,301,825
Janus Capital Group, Inc.	38,400	629,760
John Hancock Financial Services, Inc.	42,000	1,290,660
Lehman Brothers Holdings, Inc.	37,800	2,512,944
Marshall & Ilsley Corp.	28,000	856,240
MBNA Corp.	188,625	3,930,945
Merrill Lynch & Co., Inc.	139,200	6,497,856
Moody’s Corp.	27,500	1,449,525
Morgan Stanley	169,880	7,262,370
Paychex, Inc.	58,300	1,708,773
Principal Financial Group, Inc.	49,000	1,580,250
Regions Financial Corp.	37,700	1,273,506
Schwab (Charles) Corp.	201,350	2,031,622
SLM Corp.	77,100	3,020,007
State Street Corp.(b)	47,800	1,883,320
Synovus Financial Corp.	48,250	1,037,375
T. Rowe Price Group, Inc.	16,100	607,775
Washington Mutual, Inc.	145,817	6,022,242

		127,924,253

Food & Beverage — 2.2%
Anheuser Busch Cos., Inc.	136,900	6,988,745
Archer Daniels Midland Co.	101,026	1,300,205
Brown-Forman Corp. (Class “B” Stock)	10,500	825,510
Campbell Soup Co.	64,200	1,572,900
Coca-Cola Co.	381,800	17,719,338
Coca-Cola Enterprises, Inc.	72,100	1,308,615
ConAgra Foods, Inc.	79,400	1,873,840
Coors (Adolph) Co. (Class “B” Stock)	6,600	323,268
General Mills, Inc.	56,900	2,697,629
Heinz (HJ) & Co.	53,600	1,767,728
Hershey Foods Corp.	22,300	1,553,418

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Food & Beverage (cont’d.)
Kellogg Co.	63,200	$2,172,184
McCormick & Co., Inc.	16,000	435,200
Pepsi Bottling Group, Inc.	40,000	800,800
PepsiCo, Inc.	269,330	11,985,185
Sara Lee Corp.	124,400	2,339,964
Sysco Corp.	100,800	3,028,032
Wrigley (William) Jr. Co.	36,000	2,024,280

		60,716,841

Forest Products — 0.3%
Boise Cascade Corp.	8,100	193,590
Georgia-Pacific Corp.	37,095	702,950
International Paper Co.	72,073	2,575,168
Louisiana-Pacific Corp.(a)	14,500	157,180
MeadWestvaco Corp.	32,814	810,506
Plum Creek Timber Co., Inc.	27,500	713,625
Temple-Inland, Inc.	10,500	450,555
Weyerhaeuser Co.	35,500	1,917,000

		7,520,574

Gas Pipelines — 0.1%
Dynegy, Inc. (Class “A” Stock)(b)	49,000	205,800
Kinder Morgan, Inc.	19,100	1,043,815
Peoples Energy Corp.	6,400	274,496
Sempra Energy	31,919	910,649
Williams Cos., Inc.(b)	72,700	574,330

		3,009,090

Hospitals/Hospital Management — 0.6%
Anthem, Inc.(a)	21,700	1,674,155
HCA, Inc.	81,100	2,598,444
Health Management Associates, Inc. (Class “A” Stock)	31,000	571,950
Humana, Inc.(a)	30,000	453,000
IMS Health, Inc.	50,200	903,098
Manor Care, Inc.(a)	17,000	425,170
McKesson Corp.	44,530	1,591,502
Tenet Healthcare Corp.(a)	76,500	891,225
UnitedHealth Group, Inc.	97,800	4,914,450
Wellpoint Health Networks, Inc.(a)	21,900	1,846,170

		15,869,164

Household Products & Personal Care — 0.2%
Clorox Co.	36,100	1,539,665
Kimberly-Clark Corp.	83,100	4,332,834
Leggett & Platt, Inc.	30,400	623,200

		6,495,699

Housing Related — 0.4%
Lowe’s Cos., Inc.	117,000	5,025,150
Masco Corp.	75,600	1,803,060
Maytag Corp.	13,600	332,112
Newell Rubbermaid, Inc.	44,614	1,249,192
Stanley Works	13,200	364,320
Tupperware Corp.	7,000	100,520
Whirlpool Corp.	11,400	726,180

		9,600,534

Instrument – Controls — 0.2%
Agilent Technologies, Inc.(a)	66,593	1,301,893

SEE NOTES TO FINANCIAL STATEMENTS.

B3

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Instrument – Controls (cont’d.)
Applera Corp.-Applied Biosystems Group	33,000	$627,990
Johnson Controls, Inc.	13,500	1,155,600
PerkinElmer, Inc.	15,200	209,912
Thermo Electron Corp.(a)	36,700	771,434
Waters Corp. (Bermuda)(a)	16,000	466,080

		4,532,909

Insurance — 2.2%
ACE, Ltd. (Bermuda)	36,000	1,234,440
Aetna, Inc.	23,100	1,390,620
AFLAC, Inc.	82,200	2,527,650
Allstate Corp.	113,400	4,042,710
American International Group, Inc.	400,488	22,098,928
Aon Corp.	42,600	1,025,808
Chubb Corp.	26,700	1,602,000
CIGNA Corp.	23,000	1,079,620
Cincinnati Financial Corp.	27,000	1,001,430
Hartford Financial Services Group, Inc.	40,800	2,054,688
Jefferson-Pilot Corp.	24,000	995,040
Lincoln National Corp.	30,600	1,090,278
Loews Corp.	30,800	1,456,532
Marsh & McLennan Cos., Inc.	83,800	4,279,666
MBIA, Inc.	23,250	1,133,437
MetLife, Inc.	113,000	3,200,160
MGIC Investment Corp.	16,900	788,216
Progressive Corp.	35,100	2,565,810
SAFECO Corp.	23,900	843,192
St. Paul Cos., Inc.	33,200	1,212,132
Torchmark Corp.	20,300	756,175
Travelers Property Casualty Corp. (Class “B” Stock)	145,597	2,296,065
UnumProvident Corp.(b)	39,010	523,124
XL Capital, Ltd. (Class “A” Stock) (Bermuda)	20,500	1,701,500

		60,899,221

Internet Services — 0.2%
eBay, Inc.(a)	46,700	4,865,206
Monster Worldwide, Inc.(a)	13,000	256,490

		5,121,696

Leisure — 0.5%
Brunswick Corp.	16,900	422,838
Carnival Corp.	94,400	3,068,944
Disney (Walt) Co.	317,700	6,274,575
Harrah’s Entertainment, Inc.(a)	20,800	836,992
Hilton Hotels Corp.	57,500	735,425
International Game Technology	12,000	1,227,960
Marriott International, Inc. (Class “A” Stock)	38,300	1,471,486
Starwood Hotels & Resorts Worldwide, Inc.	26,000	743,340

		14,781,560

Machinery — 0.3%
American Power Conversion Corp.	24,000	374,160
Caterpillar, Inc.	55,200	3,072,432

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Machinery (cont’d.)
Deere & Co.	36,900	$1,686,330
Dover Corp.	31,300	937,748
Eaton Corp.	11,500	904,015
Ingersoll-Rand Co. (Class “A” Stock) (Bermuda)	26,600	1,258,712
Parker Hannifin Corp.	20,010	840,220
Snap-On, Inc.	8,900	258,367

		9,331,984

Manufacturing — 0.4%
American Standard Co., Inc.(a)	9,000	665,370
Cooper Industries, Ltd. (Class “A” Stock)	15,900	656,670
Illinois Tool Works, Inc.	45,400	2,989,590
Power-One, Inc.(a)	5,000	35,750
Tyco International, Ltd. (Bermuda)	302,861	5,748,302

		10,095,682

Media — 1.8%
AOL Time Warner, Inc.(a)	680,600	10,950,854
Clear Channel Communications, Inc.(a)	91,100	3,861,729
Comcast Corp. (Class “A” Stock)(a)	353,260	10,661,387
Donnelley (R.R.) & Sons Co.	18,800	491,432
Dow Jones & Co., Inc.	14,400	619,632
Gannett Co., Inc.	42,500	3,264,425
Interpublic Group of Cos., Inc.	52,200	698,436
Knight-Ridder, Inc.	13,600	937,448
McGraw Hill Cos., Inc.	30,900	1,915,800
Meredith Corp.	10,200	448,800
New York Times Co. (The) (Class “A” Stock)	25,500	1,160,250
Tribune Co.	48,150	2,325,645
Univision Communications, Inc.(a)	31,000	942,400
Viacom, Inc. (Class “B” Stock)(a)	268,069	11,703,892

		49,982,130

Metals – Ferrous
Allegheny Technologies, Inc.	14,200	93,720
Nucor Corp.	12,700	620,395
United States Steel Corp.	12,200	199,714
Worthington Industries, Inc.	11,400	152,760

		1,066,589

Metals – Non Ferrous — 0.1%
Alcoa, Inc.	131,840	3,361,920

Mineral Resources
Phelps Dodge Corp.(a)	12,893	494,318

Miscellaneous Basic Industry — 0.3%
AES Corp.(a)	74,200	471,170
Crane Co.	10,800	244,404
Danaher Corp.	23,800	1,619,590
Ecolab, Inc.	46,600	1,192,960
Grainger (W.W.), Inc.	15,500	724,780
ITT Industries, Inc.	13,500	883,710
Millipore Corp.(a)	8,200	363,834
Monsanto Co.	33,497	724,875
Pall Corp.	22,000	495,000

SEE NOTES TO FINANCIAL STATEMENTS.

B4

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Miscellaneous Basic Industry (cont’d.)
PPG Industries, Inc.	26,100	$1,324,314
Textron, Inc.	24,000	936,480

		8,981,117

Miscellaneous – Consumer Growth/Staple — 0.3%
3M Co.	60,700	7,829,086
American Greetings Corp. (Class “A” Stock)(a)	9,800	192,472
Black & Decker Corp.	15,500	673,475

		8,695,033

Motorcycles — 0.1%
Harley-Davidson, Inc.	47,300	1,885,378

Oil & Gas — 2.3%
Amerada Hess Corp.	15,100	742,618
Anadarko Petroleum Corp.	38,727	1,722,190
Ashland, Inc.	12,600	386,568
BJ Services Co.(a)	22,800	851,808
ChevronTexaco Corp.	164,836	11,901,159
ConocoPhillips	104,225	5,711,530
EOG Resources, Inc.	17,500	732,200
Exxon Mobil Corp.	1,043,740	37,480,703
Kerr-McGee Corp.	16,525	740,320
KeySpan Corp.	21,000	744,450
Nabors Industries, Ltd.(a)	19,000	751,450
NICOR, Inc.	7,100	263,481
Sunoco, Inc.	15,600	588,744
Unocal Corp.	40,100	1,150,469

		63,767,690

Oil & Gas Exploration & Production — 0.3%
Burlington Resources, Inc.	34,100	1,843,787
Devon Energy Corp.	34,400	1,836,960
Marathon Oil Corp.(b)	48,500	1,277,975
Occidental Petroleum Corp.	55,900	1,875,445
Transocean Sedco Forex, Inc.(a)	45,997	1,010,554

		7,844,721

Oil & Gas Services — 0.4%
Apache Corp.	24,457	1,591,172
Baker Hughes, Inc.	51,950	1,743,962
El Paso Corp.(b)	82,336	665,275
Halliburton Co.	65,500	1,506,500
McDermott International, Inc.(a)	6,400	40,512
Noble Corp.(a)	18,500	634,550
Rowan Cos., Inc.(a)	15,400	344,960
Schlumberger, Ltd.	89,000	4,233,730

		10,760,661

Precious Metals — 0.1%
Freeport-McMoRan Copper & Gold, Inc. (Class “B” Stock)(a)(b)	21,800	534,100
Newmont Mining Corp.	60,200	1,954,092

		2,488,192

Railroads — 0.2%
Burlington Northern Santa Fe Corp.	63,500	1,805,940
CSX Corp.	34,800	1,047,132
Norfolk Southern Corp.	64,200	1,232,640
Union Pacific Corp.	37,800	2,193,156

		6,278,868

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Real Estate Investment Trust — 0.2%
Apartment Investment & Management Co. (Class “A” Stock)	13,300	$460,180
Equity Office Properties Trust	59,000	1,593,590
Equity Residential Properties Trust	41,600	1,079,520
Simon Property Group, Inc.	28,900	1,127,967

		4,261,257

Restaurants — 0.3%
Darden Restaurants, Inc.	30,150	572,247
McDonald’s Corp.	203,300	4,484,798
Starbucks Corp.(a)	55,000	1,348,600
Wendy’s International, Inc.	18,400	533,048
Yum! Brands, Inc.(a)	47,800	1,412,968

		8,351,661

Retail — 3.5%
Albertson’s, Inc.(b)	61,766	1,185,907
AutoNation, Inc.(a)(b)	35,000	550,200
AutoZone, Inc.(a)	17,600	1,337,072
Bed Bath & Beyond, Inc.(a)	42,200	1,637,782
Best Buy Co., Inc.(a)	45,750	2,009,340
Big Lots, Inc.(a)	20,100	302,304
Circuit City Stores, Inc.	33,100	291,280
Costco Wholesale Corp.(a)	68,100	2,492,460
CVS Corp.	59,500	1,667,785
Dillard’s, Inc.	17,200	231,684
Dollar General Corp.	56,756	1,036,365
Family Dollar Stores, Inc.	22,000	839,300
Federated Department Stores, Inc.	33,100	1,219,735
Gap, Inc. (The)	133,400	2,502,584
Home Depot, Inc.	359,150	11,895,048
J.C. Penney Co., Inc.	40,900	689,165
Kohl’s Corp.(a)	49,300	2,533,034
Kroger Co.(a)	125,146	2,087,435
Limited Brands, Inc.	74,506	1,154,843
Liz Claiborne, Inc.	16,800	592,200
May Department Stores Co.	48,600	1,081,836
Nordstrom, Inc.	21,800	425,536
Office Depot, Inc.(a)	53,200	771,932
RadioShack Corp.	32,000	841,920
Safeway, Inc.(a)	75,800	1,550,868
Sears, Roebuck & Co.(b)	51,000	1,715,640
Sherwin-Williams Co.	25,400	682,752
Staples, Inc.(a)	74,900	1,374,415
SUPERVALU, Inc.	24,000	511,680
Target Corp.	137,400	5,199,216
Tiffany & Co.	19,000	620,920
TJX Cos., Inc.	91,000	1,714,440
Toys ‘R’ Us, Inc.(a)	38,900	471,468
Wal-Mart Stores, Inc.	682,900	36,651,243
Walgreen Co.	157,800	4,749,780
Winn-Dixie Stores, Inc.(b)	25,100	308,981

		94,928,150

Rubber
B.F. Goodrich Co.	16,200	340,200
Cooper Tire & Rubber Co.	11,200	197,008
Goodyear Tire & Rubber Co.(b)	24,500	128,625

		665,833

SEE NOTES TO FINANCIAL STATEMENTS.

B5

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Telecommunications — 2.4%
ADC Telecommunications, Inc.(a)	103,400	$240,715
ALLTEL Corp.	47,400	2,285,628
Andrew Corp.(a)	17,600	161,920
AT&T Corp.	116,204	2,236,927
AT&T Wireless Services, Inc.(a)	404,101	3,317,669
Avaya, Inc.(a)	41,670	269,188
BellSouth Corp.	292,200	7,781,286
CenturyTel, Inc.	22,400	780,640
CIENA Corp.(a)(b)	48,000	249,120
Citizens Communications Co.(a)	34,000	438,260
Corning, Inc.(a)(b)	170,100	1,257,039
JDS Uniphase Corp.(a)	189,000	663,390
Lucent Technologies, Inc.(a)(b)	570,055	1,157,212
Motorola, Inc.	352,025	3,319,596
Nextel Communications, Inc. (Class “A” Stock)(a)	154,400	2,791,552
QUALCOMM, Inc.	119,000	4,254,250
Qwest Communications International, Inc.(a)	248,357	1,187,147
SBC Communications, Inc.	519,108	13,263,209
Scientific-Atlanta, Inc.(b)	24,100	574,544
Sprint Corp.	136,700	1,968,480
Sprint Corp. (PCS Group)(a)	139,200	800,400
Tellabs, Inc.(a)	60,600	398,142
Verizon Communications, Inc.	421,376	16,623,283

		66,019,597

Textiles
VF Corp.	19,100	648,827

Tobacco — 0.1%
R.J. Reynolds Tobacco Holdings, Inc.	10,000	372,100
UST, Inc.	26,100	914,283

		1,286,383

Toys — 0.1%
Hasbro, Inc.	30,700	536,943
Mattel, Inc.	64,951	1,228,873

		1,765,816

Travel Services
Sabre Holdings Corp.(a)	23,526	579,916

Trucking/Shipping — 0.5%
FedEx Corp.	44,900	2,785,147
Ryder System, Inc.	11,500	294,630
United Parcel Service, Inc.	172,900	11,013,730

		14,093,507

Utilities – Electric & Gas — 1.3%
Allegheny Energy, Inc.(b)	15,000	126,750
Ameren Corp.	24,000	1,058,400
American Electric Power Co., Inc.	59,160	1,764,743
Calpine Corp.(a)(b)	39,000	257,400
CenterPoint Energy, Inc.	46,200	376,530
Cinergy Corp.	23,500	864,565
CMS Energy Corp.(a)	21,000	170,100
Consolidated Edison, Inc.	34,100	1,475,848
Constellation Energy Group	22,400	768,320

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Utilities – Electric & Gas (cont’d.)
Dominion Resources, Inc.	47,116	$3,028,145
DTE Energy Co.	25,300	977,592
Duke Energy Co.(b)	130,800	2,609,460
Edison International(a)	55,500	911,865
Entergy Corp.	33,800	1,783,964
Exelon Corp.	52,687	3,151,210
FirstEnergy Corp.	50,101	1,926,383
FPL Group, Inc.	27,700	1,851,745
Mirant Corp.(a)(b)	49,675	144,058
NiSource, Inc.	38,200	725,800
PG&E Corp.(a)(b)	61,900	1,309,185
Pinnacle West Capital Corp.	11,400	426,930
PPL Corp.	24,100	1,036,300
Progress Energy, Inc.	37,583	1,649,894
Public Service Enterprise Group, Inc.	34,600	1,461,850
Southern Co.	109,200	3,402,672
TECO Energy, Inc.(b)	20,000	239,800
TXU Corp.	43,500	976,575
Xcel Energy, Inc.	55,110	828,854

		35,304,938

Waste Management — 0.1%
Allied Waste Industries, Inc.(a)	29,700	298,485
Waste Management, Inc.	99,242	2,390,740

		2,689,225

TOTAL COMMON STOCKS (cost $1,617,593,667)		1,386,128,246

CONTINGENT VALUE OBLIGATION
Utilities – Electric & Gas
Progress Energy, Inc.(f) (cost $6,909)	14,100	0

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)
LONG-TERM BONDS — 36.2%
Aerospace — 0.3%
Lockheed Martin Corp.
8.20%	12/01/09	Baa2	$1,000	1,264,616
Northrop Grumman Corp.
7.125%	02/15/11	Baa3	3,125	3,743,503
Raytheon Co.
4.50%	11/15/07	Baa3	405	429,080
8.30%	03/01/10	Baa3	1,850	2,272,773
United Technologies Corp.
6.35%	03/01/11	A2	990	1,147,882

				8,857,854

Airlines — 0.1%
Delta Airlines, Inc.
7.57%	11/18/10	Baa2	1,095	1,126,275
Qantas Airways, Ltd.(b)
5.125%	06/20/13	Baa1	1,000	980,507

				2,106,782

SEE NOTES TO FINANCIAL STATEMENTS.

B6

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Asset Backed Securities — 0.4%
Chase Commercial Mortgage Securities Corp., Series 1997-1, Class A2
7.37%	06/19/29	AAA(e)	$6,301	$7,050,194
Continental Airlines, Inc., Series 1998-1, Class A
6.648%	03/15/19	Baa3	854	823,776
Continental Airlines, Inc., Series 2000-1, Class A-1(b)
8.048%	11/01/20	Baa3	212	210,337
Delta Airlines, Inc., Series 2001-2, Class A-2
7.111%	09/18/11	Baa2	375	380,287
Lehman Brothers, Inc. TRAINS HY-2003-1(h)
8.4665%	05/15/13	B1	3,303	3,554,832

				12,019,426

Autos – Cars & Trucks — 0.2%
ArvinMeritor, Inc.(b)
8.75%	03/01/12	Baa3	1,200	1,344,000
Ford Motor Co.
7.45%	07/16/31	Baa1	1,975	1,809,229
General Motors Corp.
7.125%	07/15/13	Baa1	660	656,475
8.375%	07/15/33	Baa1	1,430	1,404,532
Lear Corp.
8.11%	05/15/09	Ba1	1,035	1,185,075

				6,399,311

Banks and Savings & Loans — 0.7%
Bank One Corp.
7.875%	08/01/10	A1	2,500	3,117,248
Capital One Bank
6.50%	07/30/04	Baa2	410	425,531
6.50%	06/13/13	Baa3	900	891,561
6.875%	02/01/06(b)	Baa2	2,040	2,188,995
J.P. Morgan Chase & Co.
5.25%	05/30/07	A1	660	723,966
6.50%	01/15/09	A2	1,100	1,265,729
RBS Capital Trust I
4.709%	12/29/49	A1	2,300	2,301,626
Santander Central Hispano Issuances
7.625%	09/14/10	A2	1,005	1,246,046
Wachovia Corp.
7.55%	08/18/05	Aa3	1,200	1,346,002
7.80%	08/18/10	Aa3	2,400	2,977,829
Wells Fargo Bank
6.45%	02/01/11	Aa2	2,300	2,711,762

				19,196,295

Cable & Pay Television Systems — 0.2%
Cox Communications, Inc.
4.625%	06/01/13	Baa2	1,590	1,593,059
7.125%	10/01/12	Baa2	1,325	1,582,227
Tele-Communications, Inc.
9.875%	06/15/22	Baa3	1,440	1,963,156

				5,138,442

Chemicals — 0.1%
Dow Chemical Co.
5.75%	12/15/08	A3	440	482,669
5.75%	11/15/09	A3	495	541,354

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Chemicals (cont’d.)
Eastman Chemical Co.
3.25%	06/15/08	Baa2	$730	$721,109

				1,745,132

Collateralized Mortgage Obligations — 1.8%
First Union National Bank Commercial Mortgage Trust
7.202%	10/15/32	AAA(e)	2,200	2,652,645
J.P. Morgan Commercial Mortgage Finance Corp.
7.371%	08/15/32	Aaa	6,500	7,862,157
Keycorp
7.727%	05/17/32	Aaa	11,180	13,713,132
Morgan Stanley Capital, Inc.
7.20%	10/15/33	Aaa	4,500	5,433,377
PNC Mortgage Acceptance Corp.
7.33%	12/10/32	AAA(e)	7,485	8,988,087
Wachovia Bank Commercial Mortgage Trust
4.98%	11/15/34	Aaa	1,700	1,809,075
Washington Mutual, Inc.
4.38%	12/25/32	Aaa	2,500	2,549,339
5.55477%	04/26/32	Aaa	4,831	4,909,854

				47,917,666

Computers — 0.1%
Hewlett-Packard Co.
7.15%	06/15/05	A3	320	353,860
International Business Machines Corp.
5.875%	11/29/32	A1	1,475	1,582,137

				1,935,997

Computer Services — 0.1%
Computer Associates International, Inc.(b)
6.375%	04/15/05	Baa2	760	805,600
Computer Sciences Corp.
6.75%	06/15/06	A2	395	446,566
Electronic Data Systems Corp.
6.00%	08/01/13	Baa3	1,250	1,218,625
6.85%	10/15/04(b)	Baa3	515	539,463

				3,010,254

Containers — 0.2%
Pactiv Corp.
7.95%	12/15/25	Baa2	2,650	3,294,125
Sealed Air Corp.
5.625%	07/15/13	Baa3	900	907,866
6.875%	07/15/33	Baa3	725	739,391
8.75%	07/01/08	Baa3	350	413,965

				5,355,347

Diversified Office Equipment
Pitney Bowes, Inc.
3.875%	06/15/13	Aa3	785	766,299

Diversified Operations — 0.1%
Bombardier, Inc. (Canada)
6.75%	05/01/12	Baa3	1,950	1,998,750
Honeywell International, Inc.
6.125%	11/01/11	A2	1,420	1,617,817

				3,616,567

SEE NOTES TO FINANCIAL STATEMENTS.

B7

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Drugs & Medical Supplies — 0.2%
Bristol-Myers Squibb Co.(b)
5.75%	10/01/11	A1	$760	$845,799
Cardinal Health, Inc.
4.00%	06/15/15	A2	1,270	1,216,316
Pharmacia Corp.
6.50%	12/01/18	A1	1,145	1,425,299
6.60%	12/01/28	A1	1,150	1,395,971
6.75%	12/15/27	A1	1,235	1,513,903

				6,397,288

Financial Services — 1.6%
Boeing Capital Corp.(b)
6.10%	03/01/11	A3	1,125	1,241,728
Bunge Ltd. Finance Corp.
5.875%	05/15/13	Baa3	1,765	1,820,871
CIT Group, Inc.
5.50%	11/30/07	A2	210	227,189
Citigroup, Inc.
5.625%	08/27/12	Aa2	2,900	3,195,043
6.625%	06/15/32	Aa2	3,045	3,518,647
Deutsche Telekom International Finance (Germany)
8.75%(g)	06/15/30	Baa3	825	1,051,124
Devon Financing Corp.
6.875%	09/30/11	Baa2	260	304,989
Enterprise Rent-A-Car USA Finance Co., M.T.N.
6.95%	03/01/04	Baa1	7,500	7,748,760
Equifax, Inc.
4.95%	11/01/07	Baa1	475	502,932
Ford Motor Credit Co.(b)
7.875%	06/15/10	A3	3,425	3,670,257
General Electric Capital Corp.
6.00%	06/15/12	Aaa	3,420	3,875,202
General Motors Acceptance Corp.
6.125%	01/22/08	A3	1,500	1,553,370
6.875%	09/15/11	A3	2,365	2,372,892
6.875%	08/28/12	A3	575	573,652
Goldman Sachs Group, Inc.
6.125%	02/15/33	Aa3	2,855	3,079,860
Household Finance Corp.
6.375%	11/27/12	A1	225	256,303
6.75%	05/15/11(b)	A1	570	661,980
7.00%	05/15/12	A1	1,770	2,095,061
International Lease Finance Corp.
5.875%	05/01/13	A1	1,000	1,076,581
John Deere Capital Corp.
7.00%	03/15/12	A3	925	1,098,159
MBNA Corp.
6.125%	03/01/13	Baa2	455	494,883
Pemex Finance, Ltd. (Cayman Islands)
9.14%	08/15/04	Baa1	3,250	3,383,543

				43,803,026

Food & Beverage — 0.3%
ConAgra Foods, Inc.
7.875%	09/15/10	Baa1	865	1,091,694
General Mills, Inc.
5.125%	02/15/07	Baa2	500	544,663

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Food & Beverage (cont’d.)
Kraft Foods, Inc.
5.25%	06/01/07	A3	$400	$433,485
5.625%	11/01/11	A3	3,150	3,432,460
Sara Lee Corp.
6.125%	11/01/32	A3	730	801,666
Tyson Foods, Inc.
6.625%	10/17/05	Baa3	485	515,998
Unilever Capital Corp.
5.90%	11/15/32	A1	1,000	1,076,714

				7,896,680

Forest Products
Weyerhaeuser Co.
7.375%	03/15/32	Baa2	900	1,034,568

Hospitals/Hospital Management — 0.1%
HCA, Inc.
6.25%	02/15/13	Ba1	1,800	1,834,996

Industrial — 0.2%
Compania Sud Americana de Vapores SA (Chile)
7.375%	12/08/03	BBB-(e)	4,600	4,679,644

Insurance — 0.1%
Aon Corp.
8.65%	05/15/05	Baa2	965	1,072,905
Axa (France)
8.60%	12/15/30	A3	230	296,213
Royal & Sun Alliance Insurance Group PLC (United Kingdom)
8.95%	10/15/29	Ba2	430	404,419
UnumProvident Corp.
7.625%	03/01/11	Baa3	250	267,500

				2,041,0 37

Investment Bankers — 0.4%
Goldman Sachs Group, Inc.
5.70%	09/01/12	Aa3	1,220	1,340,327
6.875%	01/15/11	Aa3	990	1,168,149
Lehman Brothers, Inc.
6.625%	04/01/04	A2	7,000	7,276,647
Morgan Stanley
3.625%	04/01/08	Aa3	1,390	1,424,487

				11,209,610

Leisure — 0.2%
Carnival PLC (United Kingdom)
7.30%	06/01/07	Baa3	345	383,759
Harrah’s Operating Co., Inc.
7.125%	06/01/07	Baa3	365	412,864
International Game Technology
7.875%	05/15/04	Baa3	500	525,693
ITT Corp.
6.75%	11/15/03	Ba1	5,200	5,252,000

				6,574,316

Machinery — 0.1%
Caterpillar, Inc.
7.25%	09/15/09	A2	2,400	2,923,982

SEE NOTES TO FINANCIAL STATEMENTS.

B8

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Media — 0.7%
AOL Time Warner, Inc.
7.625%	04/15/31	Baa1	$3,300	$3,808,547
7.70%	05/01/32	Baa1	200	233,486
Clear Channel Communications, Inc.
4.40%	05/15/11	Baa3	1,200	1,203,906
Comcast Corp.
5.30%	01/15/14	Baa3	1,100	1,131,286
7.05%	03/15/33	Baa3	805	894,072
Disney (Walt) Co.
5.375%	06/01/07	Baa1	300	326,989
6.75%	03/30/06	Baa1	1,365	1,520,053
Liberty Media Corp.
5.70%	05/15/13	Baa3	960	975,860
News America Holdings, Inc.
7.625%	11/30/28	Baa3	1,530	1,803,504
8.50%	02/15/05	Baa3	1,800	1,973,743
United News & Media PLC (United Kingdom)
7.25%	07/01/04	Baa2	2,900	3,002,756
Viacom, Inc.
7.875%	07/30/30	A3	1,175	1,535,269
World Color Press, Inc.(b)
8.375%	11/15/08	Baa2	1,340	1,407,366

				19,816,837

Municipals — 0.1%
Illinois St. Taxable Pension, G.O.
5.10%	06/01/33	Aa3	2,555	2,526,512

Oil & Gas — 0.3%
Amerada Hess Corp.
6.65%	08/15/11	Baa3	160	184,575
7.30%	08/15/31	Baa3	360	416,094
BJ Services Co.
7.00%	02/01/06	Baa2	4,000	4,376,436
Parker & Parsley Petroleum Co.
8.875%	04/15/05	Ba1	1,375	1,505,625
Valero Energy Corp.
6.875%	04/15/12	Baa3	815	923,862

				7,406,592

Oil & Gas Exploration & Production — 0.5%
Conoco, Inc.
6.95%	04/15/29	A3	755	908,382
ConocoPhillips
8.75%	05/25/10	A3	3,400	4,425,253
Marathon Oil Corp.
6.125%	03/15/12	Baa1	600	672,733
Occidental Petroleum Corp.
6.75%	01/15/12	Baa2	1,655	1,968,086
7.65%	02/15/06	Baa2	1,615	1,824,805
Ocean Energy, Inc.
7.25%	10/01/11	Baa3	240	286,297
Pemex Project Funding Master Trust
7.375%	12/15/14	Baa1	1,200	1,314,000
8.50%	02/15/08	Baa1	1,100	1,284,250

				12,683,806

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Real Estate Investment Trust — 0.6%
EOP Operating LP
6.50%	06/15/04	Baa1	$6,000	$6,274,782
ERP Operating LP
6.63%	04/13/05	Baa1	5,000	5,379,695
Simon Debartolo Group, Inc.
6.75%	06/15/05	Baa2	5,000	5,430,235

				17,084,712

Retail — 0.3%
Kroger Co.
7.25%	06/01/09	Baa3	2,900	3,386,852
Target Corp.
5.95%	05/15/06(b)	A2	1,200	1,332,724
7.50%	07/15/06	A2	350	406,902
7.50%	08/15/10	A2	855	1,052,338
Toys ‘R’ Us, Inc.
7.875%	04/15/13	Baa3	420	451,800
Wal-Mart Stores, Inc.
6.875%	08/10/09	Aa2	2,095	2,521,454

				9,152,070

Telecommunications — 1.4%
AT&T Corp.
6.50%(g)	11/15/06	Baa2	800	889,766
8.00%(g)	11/15/31(b)	Baa2	880	997,822
AT&T Wireless Services, Inc.
8.75%	03/01/31	Baa2	705	871,426
BellSouth Corp
6.875%	10/15/31	A1	4,870	5,747,282
British Telecommunications PLC (United Kingdom)
8.625%(g)	12/15/30	Baa1	1,440	1,964,975
CenturyTel, Inc.
7.875%	08/15/12	Baa2	1,550	1,956,148
Citizens Communications Co.
8.50%	05/15/06	Baa2	2,325	2,696,560
9.25%	05/15/11	Baa2	505	653,445
France Telecom SA (France)
8.50%(g)	03/01/31	Baa3	2,060	2,850,494
Koninklijke (Royal) KPN NV (Netherlands)
8.00%	10/01/10	Baa1	2,330	2,884,454
Sprint Capital Corp.
6.875%	11/15/28	Baa3	2,950	2,959,543
Telecom de Puerto Rico, Inc.
6.65%	05/15/06	Baa1	4,500	4,977,788
6.80%	05/15/09	Baa1	2,220	2,531,093
Telus Corp.
8.00%	06/01/11	Ba1	850	981,750
Verizon Maryland, Inc.
5.125%	06/15/33	Aa3	1,360	1,282,260
Verizon, Inc.
4.625%	03/15/13	Aa3	1,700	1,746,061
Vodafone Group PLC (United Kingdom)
7.75%	02/15/10	A2	1,100	1,353,474

				37,344,341

Tobacco
Altria Group, Inc.(b)
7.65%	07/01/08	Baa2	825	922,011

SEE NOTES TO FINANCIAL STATEMENTS.

B9

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Transportation — 0.1%
Norfolk Southern Corp.
7.80%	05/15/27	Baa1	$2,000	$2,507,540
Union Pacific Corp.
6.65%	01/15/11	Baa3	700	813,595

				3,321,135

Utilities — 0.9%
Arizona Public Service Co.(d)
7.625%	08/01/05	Baa1	5,000	5,548,500
CenterPoint Energy Houston Electric LLC
5.70%	03/15/13	Baa2	1,070	1,160,319
6.95%	03/15/33	Baa2	800	916,963
CenterPoint Energy Resources Corp.
7.875%	04/01/13	Ba1	735	845,429
Consumers Energy Co.
5.375%	04/15/13	Baa3	435	456,692
FirstEnergy Corp.
7.375%	11/15/31	Baa2	1,090	1,220,837
Hydro-Quebec (Canada)
8.00%	02/01/13	A1	1,900	2,503,254
Nisource Finance Corp.
7.625%	11/15/05	Baa3	750	820,012
Oncor Electric Delivery Co.
6.375%	01/15/15	Baa1	465	527,507
7.25%	01/15/33	Baa1	900	1,061,795
Pinnacle Partners
8.83%	08/15/04	Ba2	5,600	5,810,000
PPL Electric Utilities Corp.
6.25%	08/15/09	Baa1	1,900	2,186,708
PSE&G Power LLC
6.95%	06/01/12	Baa1	800	918,470
7.75%	04/15/11	Baa1	330	393,755

				24,370,241

Waste Management — 0.1%
Waste Management, Inc.
7.75%	05/15/32	Baa3	2,250	2,819,873

Foreign Government Bonds — 0.3%
Quebec Province (Canada)
7.125%	02/09/24	A1	2,700	3,389,159
Republic of Italy (Italy)
5.375%	06/15/33	Aa2	1,080	1,137,830
United Mexican States (Mexico)
8.125%	12/30/19	Baa2	3,255	3,710,700

				8,237,689

U.S. Government & Agency Obligations — 8.3%
Federal National Mortgage Association
5.25%	08/01/12		8,475	9,159,187
United States Treasury Bonds
5.375%	02/15/31		1,345	1,514,544
8.125%	08/15/19-08/15/21		6,320	9,222,109

Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
U.S. Government & Agency Obligations (cont’d.)
United States Treasury Bonds (cont’d.)
9.25%	02/15/16(b)	$22,295	$34,136,610
11.25%	02/15/15	5,180	8,827,041
United States Treasury Notes
2.625%	05/15/08(b)	5,175	5,222,305
3.625%	05/15/13	2,170	2,186,952
4.75%	11/15/08	2,665	2,954,299
6.00%	08/15/09(b)	33,645	39,686,633
6.50%	10/15/0602/15/10(b)	83,470	95,940,951
United States Treasury Strips
Zero	08/15/16	4,205	2,369,286
Zero	05/15/19	22,995	10,898,319
Zero	02/15/22	6,305	2,518,078
Zero	05/15/22	2,775	1,094,704
Zero	02/15/25	855	288,387
Zero	05/15/26	865	272,774

			226,292,179

Mortgage Backed Securities — 15.1%
Federal Home Loan Mortgage Corp.
6.50%	05/01/14-04/01/15	3,702	3,892,802
7.00%	10/01/32	873	915,109
7.00%	TBA	22,000	23,065,636
Federal National Mortgage Association
4.50%	TBA	4,000	4,080,000
5.00%	TBA	44,500	45,622,654
5.173%	07/01/33	5,323	5,498,816
5.50%	07/18/12-06/01/23	14,737	15,455,811
5.50%	TBA	61,000	63,049,718
6.00%	05/15/11-04/01/33	33,192	36,895,199
6.00%	TBA	50,500	52,549,983
6.375%	06/15/09	32,180	38,110,806
6.50%	07/01/17-04/01/33	15,736	16,449,814
6.50%	TBA	24,500	25,548,894
7.00%	08/01/11-06/01/32	4,856	5,142,262
7.00%	TBA	15,500	16,323,438
7.50%	05/01/12-05/01/32	7,696	8,202,048
7.50%	TBA	15,000	15,937,500
Government National Mortgage Association
6.50%	10/15/23-08/15/32	32,124	33,806,676
7.00%	09/15/31	1,658	1,751,146
8.00%	01/15/24-04/15/25	1,409	1,529,996

			413,828,308

TOTAL LONG-TERM BONDS (cost $957,544,261)			992,266,825

TOTAL LONG-TERM INVESTMENTS (cost $2,575,144,837)			2,378,395,071

SEE NOTES TO FINANCIAL STATEMENTS.

B10

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
SHORT-TERM INVESTMENTS — 29.5%
U.S. Government and Agency Obligations — 0.8%
United States Treasury Bills(d)(i)
0.86%	09/18/03	$21,800	$21,758,858

	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS (Continued)
Mutual Fund — 28.7%
Prudential Core Investment Fund — Taxable Money Market Series (Note 4)(c)	787,755,342	$787,755,342

TOTAL SHORT-TERM INVESTMENTS (cost $809,514,200)		809,514,200

TOTAL INVESTMENTS — 116.3% (cost $3,384,659,037; Note 6)		3,187,909,271
VARIATION MARGIN ON OPEN FUTURES CONTRACTS, NET(j)		(322,206)
LIABILITIES IN EXCESS OF OTHER ASSETS — (16.3)%		(447,515,358)

NET ASSETS — 100%		$2,740,071,707

The following abbreviations are used in portfolio descriptions:

M.T.N.	Medium Term Note
TBA	Securities purchased on a forward commitment basis
LP	Limited Partnership

(a)	Non-Income producing security.

(b)	Portion of securities on loan with an aggregate market value of $196,045,447; cash collateral of $201,045,952 was received with which the portfolio purchased securities.

(c)	Represents security, or a portion thereof, purchased with cash collateral for securities on loan.

(d)	Security segregated as collateral for futures contracts.

(e)	Standard & Poor’s rating.

(f)	Indicates a fair valued security.

(g)	Increase/decrease in rate variable upon increase/decrease in Moody’s or Standard & Poor’s rating.

(h)	A TRAIN (Targeted Return Index Securities Trust) is a trust established pursuant to a series trust agreement. Each registered holder of certificates issued by the TRAIN is a beneficial owner of a fractional undivided interest in the TRAIN and is entitled to receive a pro rata share of interest and other amounts or property distributed. Rate shown reflects the weighted average rate of the underlying securities as of June 30, 2003.

(i)	Rate quoted represents yield-to-maturity as of purchase date.

(j)	Open futures contracts as of June 30, 2003 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2003	Unrealized Appreciation (Depreciation)
Long Positions:
792	S&P 500 Index	Sep 03	$194,414,913	$192,713,400	$(1,701,513)
351	S&P MidCap 400 Index	Sep 03	84,212,000	84,275,100	63,100
576	U.S. Treasury 5 Yr Notes	Sep 03	66,185,649	66,312,000	126,351

					(1,512,062)
Short Positions:
71	U.S. Treasury 2 Yr Notes	Sep 03	15,350,224	15,357,078	(6,854)
477	U.S. Treasury 10 Yr Notes	Sep 03	56,549,153	56,017,688	531,466

					524,612

					$(987,450)

SEE NOTES TO FINANCIAL STATEMENTS.

B11

DIVERSIFIED BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 99.4% LONG-TERM BONDS — 99.0%	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Aerospace — 0.3%
Raytheon Co.	Baa3	4.50%	11/15/07	$ 700	$741,619
Raytheon Co.	Baa3	8.30%	03/01/10	1,900	2,334,199
United Technologies Corp.	A2	7.125%	11/15/10	575	693,718

					3,769,536

Airlines — 0.5%
Continental Airlines, Inc., Series 2000-1, Class A-1(b)	Baa3	8.048%	11/01/20	4,064	4,027,726
Qantas Airways, Ltd., (Australia)(b)	Baa1	5.125%	06/20/13	2,750	2,696,394

					6,724,120

Asset Backed Securities — 4.5%
Citibank Credit Card Master Trust,, Series 1996-3	Aaa	6.10%	05/15/08	12,500	13,916,786
Illinois Power Special Purpose Trust, Series 1998-1, Class A5	Aaa	5.38%	06/25/07	13,817	14,413,601
Lehman Brothers, Inc., TRAINS HY-1-2003(f)	B1	8.666%	05/15/13	13,357	14,376,160
MBNA Master Credit Card Trust	Aaa	7.00%	02/15/12	14,300	17,154,290
Preferred Term Securities X, Class A-1(g)	Aaa	1.78%	07/03/33	3,900	3,890,250

					63,751,087

Auto/Equipment Rental — 0.1%
Hertz Corp.	Baa2	8.25%	06/01/05	750	791,740

Automobiles & Trucks — 1.2%
Ford Motor Co.	Baa1	7.45%	07/16/31	2,420	2,216,877
General Motors Corp.	Baa1	7.125%	07/15/13	4,665	4,640,089
General Motors Corp.	Baa1	8.375%	07/15/33	5,435	5,338,203
Lear Corp.	Ba1	7.96%	05/15/05	3,040	3,237,600
Lear Corp.	Ba1	8.11%	05/15/09	1,700	1,946,500

					17,379,269

Banks and Savings & Loans — 3.1%
Bank of America Corp.	Aa2	5.875%	02/15/09	3,150	3,582,823
Cho Hung Bank, (South Korea)(a)(g)	Baa3	11.50%	04/01/10	1,335	1,522,638
Cho Hung Bank, (South Korea)(a)(g)	Baa3	11.875%	04/01/10	1,190	1,357,256
Hanvit Bank, (South Korea)(g)	Baa3	12.75%	03/01/10	100	114,052
HSBC Holdings PLC, (United Kingdom)	A1	5.25%	12/12/12	3,100	3,306,206
KBC Bank Funding Trust III(b)(g)	A2	9.86%	11/29/49	5,000	6,468,410
Korea Exchange Bank, (South Korea)(g)	Baa3	13.75%	06/30/10	1,915	2,260,912
PNC Funding Corp.	A3	7.50%	11/01/09	1,090	1,327,267
Popular North America, Inc.(g)	A3	2.939%	10/15/03	5,000	5,014,015
RBS Capital Trust I(g)	A1	4.709%	12/29/49	5,100	5,103,606
Santander Central Hispano Issuances, (Cayman Islands)	A2	7.625%	09/14/10	1,200	1,487,816
Washington Mutual, Inc.	A3	7.50%	08/15/06	10,000	11,572,190

					43,117,191

Building & Construction — 0.3%
Cemex SA, (Mexico)	Ba1	9.625%	10/01/09	2,400	2,916,000
KB HOME	Ba2	7.75%	10/15/04	535	561,081

					3,477,081

Cable & Pay Television Systems — 1.6%
Clear Channel Communications, Inc.	Baa3	4.40%	05/15/11	700	702,279
Clear Channel Communications, Inc.	Baa3	7.25%	09/15/03	1,700	1,717,034
Clear Channel Communications, Inc.	Baa3	7.875%	06/15/05	4,650	5,117,464
Comcast Cable Communications, Inc.	Baa3	6.375%	01/30/06	650	709,307
Comcast Corp., Class A(b)	Baa3	5.30%	01/15/14	5,850	6,016,386
Comcast Corp., Class A	Baa3	7.05%	03/15/33	2,100	2,332,361
Cox Communications, Inc.	Baa2	7.125%	10/01/12	1,875	2,238,999
Rogers Cablesystems, Inc., (Canada)	Ba2	10.00%	03/15/05	3,500	3,797,500

					22,631,330

SEE NOTES TO FINANCIAL STATEMENTS.

B12

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Chemicals — 0.5%
Dow Chemical Co.	A3	5.75%	12/15/08	$1,500	$1,645,461
Dow Chemical Co.	A3	5.75%	11/15/09	2,600	2,843,474
Eastman Chemical Co.	Baa2	3.25%	06/15/08	3,135	3,096,819

					7,585,754

Collateralized Mortgage Obligations — 0.6%
Federal Home Loan Mortgage Corp., Series 2586, Class LM	Aaa	3.75%	03/15/33	295	295,380
Federal Home Loan Mortgage Corp., Series 2586, Class LS	Aaa	4.00%	03/15/33	2,109	2,109,999
Washington Mutual, Series 2002-AR15, Class A5	Aaa	4.38%	12/25/32	5,400	5,506,572

					7,911,591

Commercial Mortgage Backed Securities — 4.5%
Bear Stearns Commercial Mortgage Securities, Inc., Series 2003-T10, Class X2(g)	AAA(e)	1.440%	03/13/40	43,638	3,102,389
Chase Commercial Mortgage Securities Corp., Series 1997-1, Class A2	AAA(e)	7.37%	06/19/29	4,897	5,479,007
GMAC Commercial Mortgage Securities, Inc., Series 2002-C3, Class A2	Aaa	4.93%	07/10/39	8,500	9,016,630
JP Morgan Chase Commercial Mortage Securities, Series 2003-ML1A, Class A2	Aaa	4.767%	05/12/35	4,969	5,210,358
Morgan Stanley Dean Witter Capital I, Series 2000-PRIN, Class A3	Aaa	7.36%	02/23/34	2,530	2,986,496
PNC Mortgage Acceptance Corp., Series 1999-CM1, Class A1B	AAA(e)	7.33%	12/10/32	9,300	11,167,563
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A1	Aaa	5.91%	03/12/34	7,583	8,326,321
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A4	Aaa	4.98%	11/15/34	2,500	2,660,404
Wachovia Bank Commercial Mortgage Trust, Series 2003-C3, Class A2	AAA(e)	4.867%	02/15/35	7,330	7,732,338

					55,681,506

Commercial Services — 0.1%
Equifax, Inc.	Baa1	4.95%	11/01/07	1,340	1,418,799

Computers — 1.6%
Computer Associates International, Inc.(b)	Baa2	6.375%	04/15/05	2,005	2,125,300
Computer Sciences Corp.	A2	6.75%	06/15/06	495	559,621
Electronic Data Systems Corp.	Baa3	6.00%	08/01/13	7,375	7,189,887
Electronic Data Systems Corp.(b)	Baa3	6.85%	10/15/04	5,735	6,007,413
Hewlett-Packard Co.	A3	7.15%	06/15/05	400	442,325
International Business Machines Corp.	A1	5.875%	11/29/32	3,500	3,754,223
International Business Machines Corp.	A1	8.375%	11/01/19	575	790,557
Unisys Corp.	Ba1	8.125%	06/01/06	1,650	1,765,500

					22,634,826

Containers & Packaging — 1.2%
Pactiv Corp.	Baa2	7.20%	12/15/05	2,450	2,693,802
Pactiv Corp.	Baa2	7.95%	12/15/25	1,575	1,957,829
Pactiv Corp.	Baa2	8.125%	06/15/17	2,360	3,045,200
Sealed Air Corp.	Baa3	5.625%	07/15/13	2,500	2,521,850
Sealed Air Corp.	Baa3	6.875%	07/15/33	3,950	4,028,407
Silgan Holdings, Inc.	B1	9.00%	06/01/09	2,715	2,810,025

					17,057,113

Diversified Operations — 0.2%
Bombardier, Inc., (Canada)(b)	Baa3	6.75%	05/01/12	3,200	3,280,000

Drugs & Medical Supplies — 1.5%
Bristol-Myers Squibb Co.(b)	A1	5.75%	10/01/11	1,025	1,140,715
Cardinal Health, Inc.	A2	4.00%	06/15/15	3,375	3,232,335
Pharmacia Corp.	A1	6.50%	12/01/18	1,015	1,263,475
Quest Diagnostics, Inc.	Baa3	6.75%	07/12/06	5,775	6,468,387
Quest Diagnostics, Inc.	Baa3	7.50%	07/12/11	5,000	6,019,635
Wyeth(h)	A3	5.875%	03/15/04	2,200	2,268,284

					20,392,831

SEE NOTES TO FINANCIAL STATEMENTS.

B13

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Financial Services — 4.2%
Bunge Ltd. Finance Corp.	Baa3	5.875%	05/15/13	$ 2,380	$2,455,339
Capital One Bank	Baa2	6.50%	07/30/04	500	518,941
Capital One Bank(b)	Baa2	6.875%	02/01/06	4,250	4,560,407
Capital One Bank,	Baa3	6.50%	06/13/13	3,500	3,467,180
CIT Group, Inc.	A2	5.50%	11/30/07	235	254,235
Citigroup, Inc.	Aa2	6.625%	06/15/32	4,630	5,350,192
Citigroup, Inc.	Aa2	7.25%	10/01/10	2,000	2,423,232
Conoco Funding Co., (Canada)	A3	6.35%	10/15/11	600	700,846
Fideicomiso Petacalco-Topolobampo Trust, (Mexico)(b)	Baa2	10.16%	12/23/09	2,600	3,035,500
Ford Motor Credit Co.(b)	A3	7.25%	10/25/11	2,790	2,868,324
Ford Motor Credit Co.	A3	7.75%	03/15/05	3,500	3,723,478
Ford Motor Credit Co.(b)	A3	7.875%	06/15/10	600	642,965
General Electric Capital Corp.	Aaa	6.00%	06/15/12	2,565	2,906,401
General Motors Acceptance Corp.	A3	5.75%	11/10/03	7,950	8,059,567
General Motors Acceptance Corp.	A3	6.15%	04/05/07	3,710	3,867,374
General Motors Acceptance Corp.	A3	6.875%	08/28/12	850	848,008
Household Finance Corp.	A1	5.75%	01/30/07	1,000	1,103,639
Household Finance Corp.(b)	A1	6.75%	05/15/11	550	638,753
International Lease Finance Corp.	A1	2.95%	05/23/06	1,940	1,949,762
International Lease Finance Corp.	A1	5.875%	05/01/13	1,240	1,334,961
John Deere Capital Corp.	A3	7.00%	03/15/12	1,275	1,513,679
MBNA Corp.	Baa2	6.125%	03/01/13	1,000	1,087,655
Pemex Finance, Ltd., (Cayman Islands)	Baa1	9.14%	08/15/04	3,423	3,563,130
Unilever Capital Corp.	A1	5.90%	11/15/32	2,000	2,153,428

					59,026,996

Food & Beverage — 1.5%
ConAgra Foods, Inc.	Baa1	6.00%	09/15/06	1,600	1,772,726
Kellogg Co.	Baa2	6.00%	04/01/06	9,975	10,996,630
Kraft Foods, Inc.	A3	5.25%	06/01/07	650	704,413
Kraft Foods, Inc.	A3	5.625%	11/01/11	2,630	2,865,832
Kraft Foods, Inc.	A3	6.25%	06/01/12	1,425	1,611,931
Kroger Co.	Baa3	6.20%	06/15/12	1,380	1,524,471
Sara Lee Corp.	A3	6.125%	11/01/32	905	993,846
Tyson Foods, Inc.	Baa3	6.625%	10/17/05	1,025	1,090,511

					21,560,360

Forest Products — 0.1%
Weyerhaeuser Co.	Baa2	7.375%	03/15/32	1,170	1,344,938

Gaming — 0.1%
International Game Technology	Baa3	7.875%	05/15/04	1,895	1,992,376

Hospital Management — 1.1%
HCA, Inc.	Ba1	7.125%	06/01/06	10,500	11,414,917
HCA, Inc.(b)	Ba1	7.875%	02/01/11	2,000	2,239,816
Tenet Healthcare Corp.	Ba3	6.50%	06/01/12	465	431,288
Tenet Healthcare Corp.	Ba3	7.375%	02/01/13	670	646,550

					14,732,571

Industrials — 0.5%
Compania Sud Americana de Vapores SA, (Chile)	BBB-(e)	7.375%	12/08/03	2,000	2,034,628
Rockwell Automation, Inc.	A3	5.20%	01/15/98	6,500	5,178,985

					7,213,613

Insurance — 0.6%
Aon Corp.	Baa2	7.375%	12/14/12	225	271,413
Hartford Financial Services Group, Inc.	A3	2.375%	06/01/06	1,400	1,398,772
Reliaster Financial Corp.	A1	6.625%	09/15/03	5,000	5,050,320

SEE NOTES TO FINANCIAL STATEMENTS.

B14

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Insurance (cont’d.)
Royal & Sun Alliance Insurance Group PLC, (United Kingdom)	Ba2	8.95%	10/15/29	$ 1,365	$1,283,795
UnumProvident Corp.	Baa3	7.625%	03/01/11	315	337,050

					8,341,350

Investment Banks — 1.2%
Goldman Sachs Group, Inc.	Aa3	6.125%	02/15/33	5,285	5,701,247
J.P. Morgan Chase & Co.(b)	A2	5.75%	01/02/13	1,100	1,202,610
Lehman Brothers Holdings, Inc.	A2	6.625%	02/05/06	3,685	4,109,711
Morgan Stanley	Aa3	7.75%	06/15/05	5,000	5,571,070

					16,584,638

Leisure — 1.2%
Carnival PLC, (United Kingdom)	Baa3	7.30%	06/01/07	825	917,685
Harrahs Operating Co., Inc.	Ba1	7.875%	12/15/05	3,100	3,371,250
ITT Corp.	Ba1	6.75%	11/15/03	9,315	9,408,150
Park Place Entertainment Corp.	Ba2	7.875%	12/15/05	2,450	2,612,313

					16,309,398

Machinery — 0.8%
Ingersoll-Rand Co., (Bermuda)	BBB+(e)	5.80%	06/01/04	10,225	10,636,393

Media — 3.5%
AOL Time Warner, Inc.	Baa1	5.625%	05/01/05	500	530,814
AOL Time Warner, Inc.	Baa1	6.75%	04/15/11	3,400	3,871,029
AOL Time Warner, Inc.	Baa1	6.875%	05/01/12	3,000	3,424,848
Liberty Media Corp.	Baa3	5.70%	05/15/13	2,700	2,744,607
News America, Inc.(g)	Baa3	6.703%	05/21/04	22,000	22,816,640
Thomson Corp., (Canada)	A3	5.75%	02/01/08	2,750	3,089,427
Turner Broadcasting Systems, Inc.(b)	Baa1	7.40%	02/01/04	10,000	10,229,390
United News & Media PLC, (United Kingdom)	Baa2	7.25%	07/01/04	2,000	2,070,866
Viacom, Inc.	A3	5.50%	05/15/33	750	745,586

					49,523,207

Municipals — 0.2%
Illinois St., G.O., Taxable Pension	Aa3	5.10%	06/01/33	3,405	3,367,034

Office Equipment & Supplies — 0.2%
Pitney Bowes, Inc.	Aa3	3.875%	06/15/13	2,105	2,054,853

Oil & Gas — 1.7%
Amerada Hess Corp.	Baa3	6.65%	08/15/11	1,515	1,747,698
B.J. Services Co.	Baa2	7.00%	02/01/06	5,000	5,470,545
ConocoPhillips	A3	6.375%	03/30/09	3,075	3,582,781
Occidental Petroleum Corp.	Baa2	4.25%	03/15/10	3,250	3,390,696
Petronas Capital, Ltd., (Malaysia)	Baa1	7.00%	05/22/12	7,300	8,444,494
Tosco Corp.	A3	7.25%	01/01/07	1,500	1,715,047

					24,351,261

Oil & Gas Exploration & Production — 1.6%
Burlington Resources Finance, (Canada)	Baa1	6.50%	12/01/11	510	595,918
Devon Financing Corp.	Baa2	6.875%	09/30/11	1,150	1,348,989
Ocean Energy, Inc.	Baa3	7.25%	10/01/11	500	596,451
Parker & Parsley Petroleum Co.	Ba1	8.25%	08/15/07	1,310	1,506,500
Parker & Parsley Petroleum Co.	Ba1	8.875%	04/15/05	2,795	3,060,525
Pemex Project Funding Master Trust	Baa1	7.375%	12/15/14	1,575	1,724,625
Petroleos Mexicanos, (Mexico)(b)	Baa1	6.50%	02/01/05	5,000	5,312,500
Petroleos Mexicanos, (Mexico)	Baa1	9.50%	09/15/27	5,900	7,345,500
Valero Energy Corp.	Baa3	6.875%	04/15/12	1,325	1,501,984

					22,992,992

SEE NOTES TO FINANCIAL STATEMENTS.

B15

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Printing & Publishing — 0.2%
World Color Press, Inc.	Baa2	7.75%	02/15/09	$ 2,075	$2,171,620
World Color Press, Inc.(b)	Baa2	8.375%	11/15/08	1,000	1,050,273

					3,221,893

Real Estate Investment Trust — 0.5%
ERP Operating LP(d)	Baa1	6.63%	04/13/05	3,900	4,196,162
ERP Operating LP	Baa1	7.10%	06/23/04	1,500	1,575,911
HMH Properties, Inc.(b)	Ba3	7.875%	08/01/05	890	905,575

					6,677,648

Restaurants
Yum! Brands, Inc.	Ba1	7.45%	05/15/05	595	639,625

Retail — 0.3%
Target Corp.	A2	5.375%	06/15/09	1,700	1,893,156
Target Corp.	A2	6.35%	01/15/11	1,400	1,615,544
Toys “R” Us, Inc.	Baa3	7.875%	04/15/13	570	613,157

					4,121,857

Telecommunications — 6.0%
AT&T Corp.	Baa2	7.00%	11/15/06	2,100	2,335,635
AT&T Corp.(h)	Baa2	7.30%	11/15/11	870	994,507
AT&T Corp.(b)	Baa2	8.50%	11/15/31	640	725,689
AT&T Wireless Services, Inc.	Baa2	8.125%	05/01/12	1,815	2,186,812
Bell Telephone Co. Pennsylvania	Aa3	8.35%	12/15/30	2,125	2,858,520
BellSouth Corp.	A1	6.875%	10/15/31	3,385	3,994,774
CenturyTel, Inc.	Baa2	7.875%	08/15/12	2,600	3,281,281
Citizens Communications Co.	Baa2	8.50%	05/15/06	2,845	3,299,662
Citizens Communications Co.	Baa2	9.25%	05/15/11	2,700	3,493,665
Deutsche Telekom International Finance BV, (Netherlands)(h)	Baa3	7.75%	06/15/05	1,425	1,589,057
Deutsche Telekom International Finance BV, (Netherlands)(h)	Baa3	8.25%	06/15/30	700	891,863
France Telecom SA, (France)(h)	Baa3	7.75%	03/01/11	2,960	3,725,353
Koninklijke (Royal) KPN NV, (Netherlands)	Baa1	8.00%	10/01/10	3,000	3,713,889
LCI International, Inc.	Caa1	7.25%	06/15/07	6,675	5,073,000
PCCW-HKTC Capital, Ltd., (Hong Kong)	Baa2	7.75%	11/15/11	2,150	2,486,727
Sprint Capital Corp.(b)	Baa3	5.70%	11/15/03	6,720	6,745,536
Sprint Capital Corp.	Baa3	6.90%	05/01/19	1,625	1,702,103
Sprint Capital Corp.	Baa3	7.625%	01/30/11	650	741,940
Sprint Capital Corp.	Baa3	8.375%	03/15/12	1,070	1,281,129
Telecom de Puerto Rico	Baa1	6.65%	05/15/06	6,800	7,521,990
Telecom de Puerto Rico	Baa1	6.80%	05/15/09	4,365	4,976,676
TeleCorp PCS, Inc.	Baa2	10.625%	07/15/10	5,940	7,172,550
TELUS Corp., (Canada)	Ba1	7.50%	06/01/07	6,250	6,968,750
Verizon Global Funding Corp.	A2	4.375%	06/01/13	650	648,166
Verizon Wireless Capital, Inc.	A3	5.375%	12/15/06	5,900	6,480,230

					84,889,504

Tobacco — 0.1%
Altria Group, Inc.(b)	Baa2	7.65%	07/01/08	1,100	1,229,348

Utilities — 7.4%
CenterPoint Energy Houston Electric LLC	Baa2	5.70%	03/15/13	2,950	3,199,010
CenterPoint Energy Houston Electric LLC	Baa2	6.95%	03/15/33	1,000	1,146,204
CenterPoint Energy Resources Corp.	Ba1	7.875%	04/01/13	6,600	7,591,610
Cinergy Corp.	Baa2	6.25%	09/01/04	11,000	11,549,714
Commonwealth Edison Co.	A3	5.875%	02/01/33	1,400	1,482,169
Commonwealth Edison Co.	Baa1	7.625%	01/15/07	7,525	8,689,629
Consumers Energy Co.	Baa3	5.375%	04/15/13	1,000	1,049,866
Consumers Energy Co.(h)	Baa3	6.25%	09/15/06	2,300	2,553,561
Dominion Resources, Inc.	Baa1	2.80%	02/15/05	5,000	5,065,975

SEE NOTES TO FINANCIAL STATEMENTS.

B16

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Utilities (cont’d.)
Duke Energy Field Services	Baa2	7.50%	08/16/05	$ 12,000	$13,122,060
FirstEnergy Corp.(b)	Baa2	6.45%	11/15/11	3,715	4,076,692
MidAmerican Energy Holdings Co.	Baa3	6.96%	09/15/03	8,000	8,087,240
MidAmerican Energy Holdings Co.	Baa3	7.23%	09/15/05	5,000	5,528,575
Niagara Mohawk Power	Baa2	7.375%	08/01/03	8,000	8,038,016
Niagara Mohawk Power	Baa2	8.00%	06/01/04	5,000	5,284,750
NiSource Finance Corp.	Baa3	7.875%	11/15/10	3,000	3,542,100
Northern States Power Co.	A3	8.00%	08/28/12	2,800	3,545,128
Pinnacle Partners LP	Ba2	8.83%	08/15/04	7,535	7,817,562
PSE&G Power LLC(b)	Baa1	6.95%	06/01/12	1,500	1,722,131
Southern California Edison Co	Ba3	6.375%	01/15/06	1,250	1,273,438

					104,365,430

Foreign Government Bonds — 3.6%
Federal Republic of Brazil, (Brazil)	B2	11.00%	08/17/40	2,340	2,117,700
Government of Canada, (Canada)	Aaa	4.25%	09/01/08	CAD21,035	15,781,475
Government of New Zealand, (New Zealand)	Aaa	6.50%	04/15/13	NZD16,165	10,277,685
Government of Poland, (Poland)	A(e)	8.50%	06/12/05	PLN24,485	6,688,818
Republic of Croatia, (Croatia)(g)	Baa3	2.188%	07/31/06	$1,976	1,965,883
Republic of El Salvador, (El Salvador)	Baa3	7.75%	01/24/23	1,700	1,772,250
Russian Federation, (Russia)	Ba2	8.25%	03/31/10	5,100	5,890,500
United Mexican States, (Mexico)	Baa2	8.375%	01/14/11	5,400	6,469,200

					50,963,511

Waste Management — 0.8%
Allied Waste North America, Inc.	Ba3	7.375%	01/01/04	1,675	1,704,313
Waste Management, Inc.	Baa3	7.00%	10/01/04	1,600	1,696,837
Waste Management, Inc.	Baa3	7.125%	10/01/07	1,550	1,778,282
Waste Management, Inc.	Baa3	7.375%	08/01/10	2,250	2,699,836
Waste Management, Inc.	Baa3	7.75%	05/15/32	2,500	3,133,192

					11,012,460

U.S. Government and Agency Obligations — 7.9%
Federal Farm Credit Bank		4.15%	05/15/13	6,660	6,832,188
Federal National Mortgage Association		5.50%	03/15/11	13,160	14,930,481
Federal National Mortgage Association		6.00%	05/15/08-05/15/11	44,780	51,898,259
Federal National Mortgage Association		7.25%	05/15/30	2,280	3,004,848
United States Treasury Bond		5.375%	02/15/31	1,525	1,717,234
United States Treasury Bond(b)		9.25%	02/15/16	9,320	14,270,159
United States Treasury Notes		2.625%	05/15/08	2,790	2,815,503
United States Treasury Notes		3.625%	05/15/13	11,385	11,473,940
United States Treasury Notes		6.50%	10/15/06	1,500	1,723,359
United States Treasury Strip		Zero Coupon	05/15/19-05/15/22	5,760	2,596,427

					111,262,398

U.S. Government Mortgage Backed Securities — 32.5%
Federal Home Loan Mortgage Corp.		6.50%	07/01/32-09/01/32	9,712	10,107,386
Federal Home Loan Mortgage Corp.		7.00%	10/01/32	1,779	1,864,817
Federal Home Loan Mortgage Corp.		7.00%	TBA	31,000	32,501,578
Federal National Mortgage Association		4.50%	TBA	5,000	5,100,000
Federal National Mortgage Association		5.00%	TBA	63,000	64,645,306
Federal National Mortgage Association		5.50%	12/01/16-06/01/23	13,951	14,508,725
Federal National Mortgage Association		5.50%	TBA	93,100	96,261,078
Federal National Mortgage Association		6.00%	09/01/17-02/01/23	17,843	18,605,925
Federal National Mortgage Association		6.00%	TBA	85,000	88,503,102
Federal National Mortgage Association		6.50%	11/01/09-04/01/33	35,948	37,719,196
Federal National Mortgage Association		6.50%	TBA	29,000	30,241,548
Federal National Mortgage Association		7.00%	03/01/32-06/01/32	7,312	7,699,674
Federal National Mortgage Association		7.00%	TBA	25,000	26,328,125

SEE NOTES TO FINANCIAL STATEMENTS.

B17

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM BONDS (Continued)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
U.S. Government Mortgage Backed Securities (cont’d.)
Federal National Mortgage Association	9.00%	10/01/16-09/01/21	$ 117	$128,023
Government National Mortgage Association	5.50%	05/15/33	3,998	4,172,332
Government National Mortgage Association	6.50%	09/15/32	11,036	11,588,149
Government National Mortgage Association	6.50%	TBA	6,500	6,825,000
Government National Mortgage Association	7.50%	10/15/25-02/15/26	802	856,451

				457,656,415

TOTAL LONG-TERM BONDS (cost $1,344,925,277)				1,393,676,203

			Shares
PREFERRED STOCK — 0.4%
Centaur Funding Corp.(a) (cost $4,323,180)			27,000	5,483,700

TOTAL LONG-TERM INVESTMENTS (cost $1,349,248,457)				1,399,159,903

SHORT-TERM INVESTMENT — 29.8%
Mutual Fund
Prudential Core Investment Fund — Taxable Money Market Fund Series, (Note 4)(c) (cost $419,966,789)			419,966,789	419,966,789

TOTAL INVESTMENTS — 129.2% (cost $1,769,215,246; Note 6)				1,819,126,692

UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS(j)				325,718
VARIATION MARGIN ON OPEN FUTURES CONTRACTS, NET(i)				265,656
LIABILITIES IN EXCESS OF OTHER ASSETS — (29.2)%				(411,975,608)

TOTAL NET ASSETS — 100.0%				$1,407,742,458

The following abbreviations are used in portfolio descriptions:

CAD	Canadian Dollar
G.O.	General Obligation
NZD	New Zealand Dollar
PLN	Polish Zloty
TBA	Securities purchased on a forward commitment basis.

(a)	Non-income producing security.

(b)	Portion of securities on loan with an aggregate market value of $60,693,557; cash collateral of $63,613,077 was received with which the portfolio purchased securities.

(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(d)	Security segregated as collateral for futures contracts.

(e)	Standard & Poor’s rating.

(f)	A TRAIN (Targeted Return Index Securities Trust) is a trust established pursuant to a series trust agreement. Each registered holder of certificates issued by the TRAIN is a beneficial owner of a fractional undivided interest in the TRAIN and is entitled to receive a pro rata share of interest and other amounts or property distributed. Rate shown reflects the weighted average rate of the underlying securities as of June 30, 2003.

(g)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2003.

(h)	Increase/decrease in rate variable upon increase/decrease in Moody’s or Standard & Poor’s rating.

SEE NOTES TO FINANCIAL STATEMENTS.

B18

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

(i)	Open futures contracts as of June 30, 2003 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2003	Unrealized Appreciation/ Depreciation
Long Positions:
664	U.S. Treasury 5 Yr Notes	Sep 03	$76,419,094	$76,443,000	$23,906
390	U.S. Treasury Bonds	Sep 03	46,284,615	45,764,062	(520,553)

					(496,647)
Short Positions:
701	U.S. Treasury 2 Yr Notes	Sep 03	8,098,892	7,985,750	113,142
68	U.S. Treasury 10 Yr Notes	Sep 03	151,915,238	151,624,110	291,128

					404,270

					$(92,377)

(j)	Outstanding forward foreign currency contracts as of June 30, 2003 were as follows:

Foreign Currency Contract	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Purchased:
Eurodollars expiring 7/2/03	$42,509,964	$41,754,782	$(755,182)
Polish Zloty expiring 7/16/03	537,635	532,076	(5,559)

	43,047,599	42,286,858	(760,741)

Sold:
Canadian Dollars expiring 7/28/03	16,308,651	16,146,214	162,437
Eurodollars expiring 7/2/03	42,695,616	41,754,782	940,834
New Zealand Dollars expiring 7/14/03	10,187,465	10,389,214	(201,749)
Polish Zloty expiring 7/16/03	7,410,263	7,225,326	184,937

	76,601,995	75,515,536	1,086,459

			$325,718

SEE NOTES TO FINANCIAL STATEMENTS.

B19

EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 97.7%		Value (Note 2)
COMMON STOCKS — 97.1%	Shares
Aerospace/Defense — 1.5%
Boeing Co.	190,607	$6,541,632
General Dynamics Corp.	13,076	948,010
Honeywell International, Inc.	76,903	2,064,846
Lockheed Martin Corp.	661,561	31,470,457
Northrop Grumman Corp.	20,122	1,736,327
Raytheon Co.	35,524	1,166,608
United Technologies Corp.	119,995	8,499,246

		52,427,126

Air Freight & Couriers — 0.2%
FedEx Corp.	12,579	780,276
United Parcel Service, Inc. (Class “B” Stock)	89,066	5,673,504

		6,453,780

Airlines
Southwest Airlines Co.	30,744	528,797

Automobiles — 0.6%
Ford Motor Co.	77,168	848,076
General Motors Corp.	46,402	1,670,472
Harley-Davidson, Inc.	465,400	18,550,844

		21,069,392

Beverages — 1.1%
Anheuser-Busch Cos., Inc.	79,267	4,046,580
Coca-Cola Co.	204,284	9,480,820
PepsiCo, Inc.	515,473	22,938,549
The Pepsi Bottling Group, Inc.	78,177	1,565,104

		38,031,053

Biotechnology — 3.9%
Amgen, Inc.(a)	1,277,780	84,895,703
Biogen, Inc.(a)	27,226	1,034,588
Cephalon, Inc.(a)	163,400	6,725,544
Gilead Sciences, Inc.(a)	413,500	22,982,330
MedImmune, Inc.(a)	552,298	20,087,078

		135,725,243

Building & Building Products — 0.3%
American Standard Cos., Inc.(a)	119,000	8,797,670
KB HOME	4,509	279,468
Masco Corp.	29,380	700,713
Pulte Homes, Inc.	5,359	330,436

		10,108,287

Capital Markets — 2.1%
Goldman Sachs Group, Inc.	443,552	37,147,480
Merrill Lynch & Co., Inc.	767,984	35,849,493

		72,996,973

Chemicals — 0.3%
Air Products & Chemicals, Inc.	31,523	1,311,357
Dow Chemical Co.	70,591	2,185,497
E.I. du Pont de Nemours & Co.	80,827	3,365,636
Ecolab, Inc.	23,194	593,766
International Flavors & Fragrances, Inc.	21,407	683,526
PPG Industries, Inc.	12,810	649,980
Praxair, Inc.	29,317	1,761,952
Rohm & Haas Co.	26,479	821,643

		11,373,357

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Commerical Banks — 4.6%
Bank of America Corp.	361,592	$28,576,616
Bank One Corp.	849,453	31,582,662
Fifth Third Bancorp	177,037	10,151,302
FleetBoston Financial Corp.	394,228	11,712,514
Golden West Financial Corp.	24,399	1,952,164
Mellon Financial Corp.	141,651	3,930,815
SunTrust Banks, Inc.	31,481	1,868,083
The Bank of New York Co., Inc.	680,166	19,554,772
U.S. Bancorp	518,089	12,693,180
Wachovia Corp.	275,902	11,025,044
Washington Mutual, Inc.	95,869	3,959,390
Wells Fargo & Co.	491,869	24,790,198

		161,796,740

Commercial Services & Supplies — 0.5%
Automatic Data Processing, Inc.	47,348	1,603,203
Avery Dennison Corp.	101,238	5,082,148
Cendant Corp.(a)	118,214	2,165,680
Certegy, Inc.(a)	28,812	799,533
Cintas Corp.	21,688	768,623
Concord EFS, Inc.(a)	71,298	1,049,507
Fiserv, Inc.(a)	31,964	1,138,238
H&R Block, Inc.	17,166	742,429
Pitney Bowes, Inc.	29,317	1,126,066
Waste Management, Inc.	79,312	1,910,626

		16,386,053

Communications Equipment — 2.6%
Cisco Systems, Inc.(a)	3,061,674	51,099,339
Comverse Technology, Inc.(a)	319,800	4,806,594
Corning, Inc.(a)	136,996	1,012,401
Lucent Technologies, Inc.(a)	79,908	162,213
Motorola, Inc.	208,367	1,964,901
Nokia Oyj, ADR (Finland)	1,876,000	30,822,680
QUALCOMM, Inc.	64,787	2,316,135

		92,184,263

Computers & Peripherals — 3.8%
Dell Computer Corp.(a)	745,512	23,826,564
EMC Corp.(a)	226,183	2,368,136
Hewlett-Packard Co.	3,008,807	64,087,589
International Business Machines Corp.	429,906	35,467,245
Lexmark International, Inc.(a)	5,376	380,460
Sun Microsystems, Inc.(a)	1,239,729	5,702,753

		131,832,747

Consumer Finance — 1.8%
American Express Co.	1,260,954	52,720,487
SLM Corp.	271,130	10,620,162

		63,340,649

Containers & Packaging — 0.8%
Bemis Co., Inc.	5,107	239,007
Pactiv Corp.(a)	27,173	535,580
Smurfit-Stone Container Corp.(a)	304,100	3,962,423
Temple-Inland, Inc.	537,500	23,064,125

		27,801,135

SEE NOTES TO FINANCIAL STATEMENTS.

B20

EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Diversified Financials — 3.0%
Charles Schwab Corp.	150,617	$1,519,726
Citigroup, Inc.	1,128,521	48,300,699
Countrywide Financial Corp.	32,612	2,268,817
Fannie Mae	145,744	9,828,975
Freddie Mac	174,917	8,880,536
J.P. Morgan	476,683	16,293,025
Lehman Brothers Holdings, Inc.	23,100	1,535,688
MBNA Corp.	348,586	7,264,532
Morgan Stanley	116,026	4,960,111
State Street Corp.	97,545	3,843,273

		104,695,382

Diversified Telecommunication Services — 1.4%
ALLTEL Corp.	23,327	1,124,828
AT&T Corp.	67,294	1,295,410
BellSouth Corp.	513,506	13,674,665
SBC Communications, Inc.	291,540	7,448,847
Sprint Corp. (FON Group)	41,546	598,262
Verizon Communications, Inc.	639,841	25,241,727

		49,383,739

Electric Utilities — 2.5%
American Electric Power Co., Inc.	37,796	1,127,455
Consolidated Edison, Inc.	202,700	8,772,856
Dominion Resources, Inc.	56,174	3,610,303
Entergy Corp.	49,932	2,635,411
Exelon Corp.	168,774	10,094,373
FirstEnergy Corp.	591,927	22,759,593
FPL Group, Inc.	28,357	1,895,665
Progress Energy, Inc.	231,105	10,145,510
Public Service Enterprise Group, Inc.	25,420	1,073,995
Southern Co.	87,381	2,722,792
TXU Corp.	979,070	21,980,121
Xcel Energy, Inc.	141,900	2,134,176

		88,952,250

Electrical Equipment — 0.1%
Emerson Electric Co.	26,984	1,378,883
Molex, Inc. (Class “A” Stock)	34,303	795,109

		2,173,992

Electronic Equipment & Instruments — 0.3%
Agilent Technologies, Inc.(a)	550,644	10,765,090
Jabil Circuit, Inc.(a)	14,374	317,666

		11,082,756

Energy Equipment & Services — 2.4%
Baker Hughes, Inc.	19,203	644,644
BJ Services Co.(a)	678,400	25,345,024
ENSCO International, Inc.	235,400	6,332,260
Halliburton Co.	41,043	943,989
Nabors Industries, Ltd. (Barbados)(a)	22,066	872,710
Noble Corp.(a)	29,946	1,027,148
Schlumberger, Ltd.	341,263	16,233,881
Transocean Sedco Forex, Inc.(a)	1,095,500	24,068,135
Weatherford International, Ltd.(a)	200,762	8,411,928

		83,879,719

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Food & Staples Retailing — 2.8%
CVS Corp.	12,609	$353,430
Kroger Co.(a)	126,092	2,103,215
Safeway, Inc.(a)	501,695	10,264,680
SYSCO Corp.	102,959	3,092,888
Walgreen Co.	52,328	1,575,073
Wal-Mart Stores, Inc.(e)	1,286,477	69,045,221
Whole Foods Market, Inc.(a)	263,100	12,505,143

		98,939,650

Food Products — 0.5%
Campbell Soup Co.	60,168	1,474,116
ConAgra Foods, Inc.	86,184	2,033,942
General Mills, Inc.	53,552	2,538,900
Hershey Foods Corp.	20,112	1,401,002
Kellogg Co.	10,939	375,974
Kraft Foods, Inc. (Class “A” Stock)	268,700	8,746,185

		16,570,119

Gas Utilities — 0.2%
Kinder Morgan, Inc.	24,525	1,340,291
NiSource, Inc.	308,000	5,852,000

		7,192,291

Health Care Equipment & Supplies — 0.9%
Baxter International, Inc.	40,980	1,065,480
Boston Scientific Corp.(a)	46,811	2,860,152
Guidant Corp.	146,600	6,507,574
Medtronic, Inc.	383,147	18,379,561
Smith & Nephew PLC, ADR (United Kingdom)	12,609	731,322
Zimmer Holdings, Inc.(a)	18,394	828,650

		30,372,739

Health Care Providers & Services — 0.5%
Cardinal Health, Inc.	98,457	6,330,785
CIGNA Corp.	44,133	2,071,603
HCA-The Healthcare Co.	84,260	2,699,690
Quest Diagnostics, Inc.(a)	15,762	1,005,616
UnitedHealth Group, Inc.	74,898	3,763,625
WebMD Corp.(a)	52,582	569,463

		16,440,782

Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	58,318	1,895,918
Darden Restaurants, Inc.	32,474	616,357
Harrah’s Entertainment, Inc.(a)	7,754	312,021
International Game Technology	8,070	825,803
Marriott International, Inc. (Class “A” Stock)	463,375	17,802,867
McDonald’s Corp.	582,328	12,846,156
MGM Mirage, Inc.(a)	170,400	5,824,272
Wendy’s International, Inc.	575,300	16,666,441

		56,789,835

Household Durables — 0.3%
American Greetings Corp. (Class “A” Stock)(a)	7,455	146,416
Black & Decker Corp.	7,881	342,429
Centex Corp.	5,170	402,174
Fortune Brands, Inc.	147,133	7,680,343

SEE NOTES TO FINANCIAL STATEMENTS.

B21

EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Household Durables (cont’d.)
Leggett & Platt, Inc.	18,031	$369,636
Maytag Corp.	7,320	178,754
Newell Rubbermaid, Inc.	24,399	683,172
Snap-on, Inc.	5,751	166,952
Stanley Works	8,464	233,606
Tupperware Corp.	6,087	87,409
Whirlpool Corp.	6,054	385,640

		10,676,531

Household Products — 1.2%
Clorox Co.	49,932	2,129,600
Colgate-Palmolive Co.	68,657	3,978,673
Kimberly-Clark Corp.	336,682	17,554,599
Procter & Gamble Co.	195,249	17,412,306

		41,075,178

Industrial Conglomerates — 1.7%
3M Co.	249,575	32,190,183
General Electric Co.	407,100	11,675,628
Textron, Inc.	21,877	853,641
Tyco International, Ltd.	803,451	15,249,500

		59,968,952

Insurance — 4.9%
ACE, Ltd.	60,355	2,069,573
AFLAC, Inc.	29,241	899,161
Allstate Corp.	94,933	3,384,361
Ambac Financial Group, Inc.	18,914	1,253,052
American International Group, Inc.	1,262,921	69,687,981
Aon Corp.	7,123	171,522
Berkshire Hathaway, Inc. (Class “A” Stock)(a)	69	5,002,500
Chubb Corp.	34,850	2,091,000
Hartford Financial Services Group, Inc.	468,532	23,595,272
John Hancock Financial Services, Inc.	41,547	1,276,739
Lincoln National Corp.	34,594	1,232,584
Loews Corp.	432,000	20,429,280
Marsh & McLennan Cos., Inc.	219,997	11,235,247
MetLife, Inc.	178,694	5,060,614
Platinum Underwriters Holdings, Ltd. (Bermuda)	10,279	278,972
Travelers Property Casualty Corp. (Class “B” Stock)	160,419	2,529,808
XL Capital, Ltd. (Class “A” Stock) (Bermuda)	255,200	21,181,600

		171,379,266

Internet & Catalog Retail — 0.8%
eBay, Inc.(a)	168,198	17,522,868
InterActiveCorp(a)	241,800	9,568,026

		27,090,894

Internet Software & Services — 0.1%
Yahoo!, Inc.(a)	49,981	1,637,378

COMMON STOCKS (Continued)	Shares	Value (Note 2)
IT Consulting & Services — 1.7%
Affiliated Computer Services, Inc. (Class “A” Stock)(a)	37,133	$1,698,092
Electronic Data Systems Corp.	604,912	12,975,362
First Data Corp.(b)	573,164	23,751,916
Paychex, Inc.	665,886	19,517,119
Unisys Corp.(a)	97,675	1,199,449

		59,141,938

Leisure Equipment & Products — 0.1%
Eastman Kodak Co.	26,668	729,370
Mattel, Inc.	45,015	851,684

		1,581,054

Machinery — 0.8%
Caterpillar, Inc.	31,712	1,765,090
Cummins, Inc.	86,900	3,118,841
Danaher Corp.	80,515	5,479,046
Deere & Co.	42,776	1,954,863
Dover Corp.	44,007	1,318,450
Eaton Corp.	13,870	1,090,321
Illinois Tool Works, Inc.	35,389	2,330,365
Ingersoll-Rand Co. (Class “A” Stock) (Bermuda)	14,469	684,673
Navistar International Corp.(a)	187,000	6,101,810
PACCAR, Inc.	77,800	5,256,168

		29,099,627

Media — 5.4%
AOL Time Warner, Inc.(a)	411,939	6,628,099
Clear Channel Communications, Inc.(a)	423,132	17,936,565
Comcast Corp. (Class “A” Stock)(a)	481,627	14,535,503
Comcast Corp. (Special Class “A” Stock)(a)	422,838	12,190,419
Gannett Co., Inc.	24,462	1,878,926
Liberty Media Corp. (Class “A” Stock)(a)	728,301	8,419,160
McGraw Hill, Inc.	17,779	1,102,298
New York Times Co. (Class “A” Stock)	296,788	13,503,854
News Corp., Ltd., ADR (Australia)	629,000	15,756,450
Omnicom Group, Inc.	311,447	22,330,750
Tribune Co.	27,740	1,339,842
Univision Communications, Inc. (Class “A” Stock)(a)(b)	350,500	10,655,200
Viacom, Inc. (Class “B” Stock)(a)	1,370,472	59,834,808
Walt Disney Co.	138,499	2,735,355

		188,847,229

Metals & Mining — 5.1%
Alcoa, Inc.	1,822,614	46,476,657
Barrick Gold Corp. (Canada)	232,553	4,162,699
Companhia Vale do Rio Doce, ADR (Brazil)	1,089,800	32,323,468
Freeport-McMoRan Copper & Gold, Inc. (Class “B” Stock)(b)	2,247,533	55,064,558
Newmont Mining Corp.(b)	1,241,885	40,311,587

		178,338,969

SEE NOTES TO FINANCIAL STATEMENTS.

B22

EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Multi-line Retail — 1.0%
Costco Wholesale Corp.(a)	377,933	$13,832,348
Family Dollar Stores, Inc.	15,762	601,320
Federated Department Stores, Inc.	269,886	9,945,299
Kohl’s Corp.(a)	35,810	1,839,918
Sears, Roebuck & Co.	16,141	542,983
Target Corp.	171,638	6,494,782

		33,256,650

Multi-Utilities
Duke Energy Corp.	32,169	641,771
Mirant Corp.(a)	57,321	166,231

		808,002

Oil & Gas — 5.9%
Apache Corp.	277,580	18,059,355
BP PLC, ADR (United Kingdom)	22,067	927,255
Burlington Resources, Inc.	45,563	2,463,591
ChevronTexaco Corp.	270,426	19,524,757
ConocoPhillips, Inc.	83,670	4,585,116
Devon Energy Corp.	31,145	1,663,143
Encana Corp. (Canada)	39,088	1,499,807
ExxonMobil Corp.(e)	1,359,592	48,822,949
Kerr-McGee Corp.	459,400	20,581,120
Occidental Petroleum Corp.	134,800	4,522,540
Suncor Energy, Inc. (Canada)	1,381,200	25,758,681
TotalFinaElf SA, ADR (France)	782,900	59,343,820

		207,752,134

Paper & Forest Products — 0.8%
International Paper Co.	759,035	27,120,321
MeadWestvaco Corp.	27,362	675,841
Weyerhaeuser Co.	27,488	1,484,352

		29,280,514

Personal Products — 1.0%
Avon Products, Inc.	354,500	22,049,900
Estee Lauder Cos., Inc. (Class “A” Stock)	352,900	11,832,737
Gillette Co.	81,140	2,585,120

		36,467,757

Pharmaceuticals — 10.6%
Abbott Laboratories	1,084,138	47,441,879
Allergan, Inc.	299,700	23,106,870
AstraZeneca PLC, ADR (United Kingdom)(b)	417,800	17,033,706
Bristol-Myers Squibb Co.	81,140	2,202,951
Eli Lilly & Co.	89,015	6,139,365
Forest Laboratories, Inc.(a)	36,568	2,002,098
Johnson & Johnson	955,088	49,378,050
Merck & Co., Inc.	352,705	21,356,288
Mylan Laboratories, Inc.	194,150	6,750,595
Pfizer, Inc.(e)	2,759,766	94,246,009
Schering-Plough Corp.	712,000	13,243,200
Sepracor, Inc.(a)	950,900	17,144,727
Teva Pharmaceutical Industries, Ltd., ADR (Israel)	909,600	51,783,528

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Pharmaceuticals (cont’d.)
Watson Pharmaceuticals, Inc.(a)	15,801	$637,886
Wyeth	382,268	17,412,307

		369,879,459

Real Estate Investment Trust — 0.1%
iStar Financial, Inc.	78,100	2,850,650
Simon Property Group, Inc.	45,255	1,766,303

		4,616,953

Road & Rail — 0.3%
Burlington Northern Santa Fe Corp.	69,287	1,970,522
Canadian National Railway Co. (Canada)	146,500	7,070,090
Union Pacific Corp.	42,942	2,491,495

		11,532,107

Semiconductor Equipment & Products — 6.5%
Altera Corp.(a)(b)	1,133,200	18,584,480
Analog Devices, Inc.(a)	56,526	1,968,235
Applied Materials, Inc.(a)	1,384,628	21,960,200
ASML Holding NV (Netherlands)(a)	560,200	5,355,512
Axcelis Technologies, Inc.(a)	31,410	192,229
Broadcom Corp. (Class “A” Stock)(a)	20,025	498,823
Infineon Technologies AG, ADR (Germany)	483,900	4,640,601
Intel Corp.	3,557,735	73,943,964
KLA-Tencor Corp.(a)(b)	445,241	20,699,254
Linear Technology Corp.	22,276	717,510
LSI Logic Corp.(a)	262,500	1,858,500
Maxim Integrated Products, Inc.	51,339	1,755,281
Microchip Technology, Inc.	17,791	438,193
Micron Technology, Inc.(a)	40,097	466,328
Novellus Systems, Inc.(a)(b)	544,300	19,932,810
STMicroelectronics NV (Switzerland)	1,003,700	20,866,923
Texas Instruments, Inc.	1,794,102	31,576,195
Xilinx, Inc.(a)	54,787	1,386,659

		226,841,697

Software — 4.4%
Adobe Systems, Inc.	3,889	124,720
BMC Software, Inc.(a)	570,177	9,310,990
Electronic Arts, Inc.(a)	2,796	206,876
Intuit, Inc.(a)	52,503	2,337,959
Microsoft Corp.	3,697,869	94,702,425
Oracle Corp.(a)	1,171,846	14,085,589
PeopleSoft, Inc.(a)	15,961	280,754
SAP AG, ADR (Germany)(b)	606,100	17,710,242
Siebel Systems, Inc.(a)	81,336	775,945
Symantec Corp.(a)	2,858	125,352
Synopsys, Inc.(a)	1,077	66,613
VERITAS Software Corp.(a)	530,113	15,198,340

		154,925,805

Specialty Retail — 2.4%
AutoNation, Inc.(a)	28,560	448,963
Bed Bath & Beyond, Inc.(a)	18,031	699,783
Best Buy Co., Inc.(a)	526,147	23,108,376
CarMax, Inc.(a)	870,286	26,239,123
Home Depot, Inc.	781,112	25,870,429

SEE NOTES TO FINANCIAL STATEMENTS.

B23

EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Specialty Retail (cont’d.)
Lowe’s Cos., Inc.	98,990	$4,251,621
The Gap, Inc.	77,610	1,455,964

		82,074,259

Textiles & Apparel
NIKE, Inc. (Class “B” Stock)	22,570	1,207,269

Tobacco — 0.5%
Altria Group, Inc.	411,545	18,700,605

Wireless Telecommunication Services — 1.2%
AT&T Wireless Services, Inc.(a)	1,745,377	14,329,545
Nextel Communications, Inc. (Class “A” Stock)(a)	93,339	1,687,569
Sprint Corp. (PCS Group)(a)	94,569	543,772
Vodafone Group PLC, ADR (United Kingdom)	1,268,129	24,918,735

		41,479,621

TOTAL COMMON STOCKS (cost $3,433,917,016)		3,396,188,697

PREFERRED STOCK — 0.6%
Automobiles
Porsche AG (Germany) (cost $20,952,635)	48,663	20,620,507

TOTAL LONG-TERM INVESTMENTS (cost $3,454,869,651)		3,416,809,204

SHORT-TERM INVESTMENTS — 4.9%	Shares	Value (Note 2)
Mutual Fund — 3.9%
Prudential Core Investment Fund —Taxable Money Market Series (Note 4)(c)	138,051,525	$138,051,525

	Principal Amount (000)
Repurchase Agreement — 1.0%
State Street Bank & Trust Co., 0.50%, 7/1/03(d)	$34,688	34,687,944

OUTSTANDING OPTIONS PURCHASED(a)	Contracts
Put Option
AstraZeneca PLC, expiring 7/18/03 @ $40.00 (cost $49,725)	1,105	103,649

TOTAL SHORT-TERM INVESTMENTS (cost $172,789,194)		172,843,118

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN — 102.6% (cost $3,627,658,845; Note 6)		3,589,652,322

OUTSTANDING OPTIONS WRITTEN(a)
Call Option
AstraZeneca PLC, expiring 7/18/03 @ $50.00 (premium received $11,049)	1,105	(994)
TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN — 102.6% (cost $3,627,647,796)		3,589,651,328
VARIATION MARGIN ON OPEN FUTURES CONTRACTS(f)		470
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(91,379,080)

NET ASSETS — 100%		$3,498,272,718

The following abbreviations are used in portfolio descriptions:

ADR	American Depository Receipt

(a)	Non-income producing security.

(b)	Portion of securities on loan with an aggregate market value of $81,988,098; cash collateral $84,332,180 was received with which the portfolio purchased securities.

(c)	Represents security purchased with cash collateral received for securities on loan.

(d)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $34,688,426 due 7/1/03. The value of the collateral including accrued interest was $35,384,175.

(e)	Security segregated as collateral for futures contracts.

(f)	Open futures contracts as of June 30, 2003 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2003	Unrealized Depreciation
Long Positions:
78	S&P 500 Index	Sep. 03	$19,268,646	$18,979,350	$(289,296)

SEE NOTES TO FINANCIAL STATEMENTS.

B24

FLEXIBLE MANAGED PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 85.8%		Value (Note 2)
COMMON STOCKS — 63.1%	Shares
Advertising
Catalina Marketing Corp.(a)	2,200	$38,830
Getty Images, Inc.(a)	10,100	417,130

		455,960

Aerospace/Defense — 0.7%
Armor Holdings, Inc.	7,200	96,480
Curtiss-Wright Corp.	1,500	94,800
Engineered Support Systems, Inc.	4,900	205,065
Herley Industries, Inc.(a)	5,300	89,994
L-3 Communications Holdings, Inc.(a)	125,800	5,471,042
Lockheed Martin Corp.	71,500	3,401,255
United Technologies Corp.	213,100	15,093,873

		24,452,509

Airlines — 0.1%
ExpressJet Holdings, Inc.(a)	33,900	511,890
JetBlue Airways Corp.(a)	89,400	3,780,726

		4,292,616

Apparel — 0.1%
K-Swiss, Inc. (Class “A” Stock)	2,000	69,040
Kellwood Co.	6,700	211,921
Liz Claiborne, Inc.	39,200	1,381,800
Steven Madden, Ltd.(a)	800	17,472
Timberland Co. (Class “A” Stock)(a)	2,200	116,292
V.F. Corp.	46,400	1,576,208
Wolverine World Wide, Inc.	2,000	38,520

		3,411,253

Autos – Cars & Trucks — 0.3%
American Axle & Manufacturing Holdings, Inc.(a)	4,700	112,330
ArvinMeritor, Inc.	9,500	191,710
Autoliv, Inc.	11,600	314,128
Borg-Warner, Inc.	11,600	747,040
Ford Motor Co.(b)	211,200	2,321,088
General Motors Corp.(b)	195,634	7,042,824
PACCAR, Inc.	5,100	344,556
Wabash National Corp.(a)	2,600	36,478

		11,110,154

Banks and Savings & Loans — 4.2%
AmSouth Bancorp	1,400	30,576
Associated Banc Corp.	400	14,752
Astoria Financial Corp.	38,800	1,083,684
Bank One Corp.	499,300	18,563,974
BankAmerica Corp.	382,341	30,216,409
BB&T Corp.	71,100	2,438,730
Charter One Financial, Inc.	92,970	2,898,805
Comerica, Inc.	1,300	60,450
Commerce Bancorp, Inc.(b)	105,400	3,910,340
Golden West Financial Corp.	59,000	4,720,590
GreenPoint Financial Corp.	11,900	606,186
Hibernia Corp. (Class “A” Stock)	16,900	306,904
KeyCorp	89,700	2,266,719
Local Financial Corp.(a)	500	7,220
Mercantile Bankshares Corp.	4,500	177,210
National City Corp.	271,900	8,893,849
New York Community Bancorp, Inc.	94,733	2,755,783

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Banks and Savings & Loans (cont’d.)
North Fork Bancorporation, Inc.	11,200	$381,472
Popular, Inc.	12,700	490,093
Provident Bankshares Corp.	1,400	35,574
Suntrust Banks, Inc.	67,400	3,999,516
U.S. Bancorp(a)	586,632	14,372,484
Union Planters Corp.	103,350	3,206,950
Wachovia Corp.	505,600	20,203,776
Webster Financial Corp.	16,700	631,260
Wells Fargo & Co.	416,100	20,971,440

		143,244,746

Broadcasting
Beasley Broadcast Group, Inc. (Class “A” Stock)(a)	400	5,472

Chemicals — 0.4%
A. Schulman, Inc.	17,000	273,020
Agrium, Inc.	19,600	214,816
Air Products & Chemicals, Inc.	18,100	752,960
Airgas, Inc.	23,800	398,650
Albemarle Corp.	4,300	120,271
Cytec Industries, Inc.(a)	10,400	351,520
E.I. du Pont de Nemours & Co.	7,300	303,972
Ecolab, Inc.	65,600	1,679,360
Engelhard Corp.	60,700	1,503,539
Ferro Corp.	9,500	214,035
FMC Corp.(a)	28,000	633,640
Georgia Gulf Corp.	8,000	158,400
H.B. Fuller Co.	3,500	77,070
Hercules, Inc.(a)	58,000	574,200
International Flavors & Fragrances, Inc.	41,300	1,318,709
Lubrizol Corp.	12,400	384,276
MacDermid, Inc.	5,700	149,910
Nl Industries, Inc.	700	11,900
OM Group, Inc.(a)	77,200	1,137,156
PPG Industries, Inc.	6,900	350,106
Praxair, Inc.	40,000	2,404,000
Quaker Chemical Corp.	200	5,010
Rohm & Haas Co.	24,800	769,544
RPM, Inc.	63,200	869,000
Sigma-Aldrich Corp.	6,700	363,006
TETRA Technologies, Inc.(a)	1,000	29,650
Watsco, Inc.	400	6,624
Wellman, Inc.	1,400	15,680

		15,070,024

Commercial Services — 0.7%
Apollo Group, Inc.
(Class “A” Stock)(a)	161,200	9,955,712
Coinstar, Inc.(a)	29,500	556,370
Convergys Corp.(a)	102,200	1,635,200
Corporate Executive Board Co.(a)	24,500	992,985
Deluxe Corp.	41,200	1,845,760
H&R Block, Inc.	216,200	9,350,650
Harte-Hanks, Inc.	3,000	57,000
Information Holdings, Inc.(a)	200	3,650
Navigant Consulting, Inc.(a)	18,200	215,670
Pre-Paid Legal Services, Inc.(a)(b)	1,200	29,436

SEE NOTES TO FINANCIAL STATEMENTS.

B25

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Commercial Services (cont’d.)
SOURCECORP, Inc.(a)	6,100	$131,760
Tidewater, Inc.	1,100	32,307

		24,806,500

Computers — 2.3%
Dell Computer Corp.(a)	779,000	24,896,840
EMC Corp.(a)	79,100	828,177
Hewlett-Packard Co.	525,565	11,194,535
International Business Machines Corp.	506,400	41,778,000
Sun Microsystems, Inc.(a)	26,900	123,740

		78,821,292

Computer Services — 5.4%
Adobe Systems, Inc.	94,700	3,037,029
Automatic Data Processing, Inc.	286,000	9,683,960
CACI International, Inc. (Class “A” Stock)(a)	14,600	500,780
CCC Information Services Group, Inc.(a)	500	7,250
CheckFree Corp.(a)(b)	116,000	3,229,440
Cisco Systems, Inc.(a)	2,395,800	39,985,902
Citrix Systems, Inc.(a)	309,800	6,307,528
Digital Insight Corp.(a)	1,200	22,860
Electronics for Imaging, Inc.(a)	300	6,087
Imation Corp.	200	7,564
InterActiveCorp(b)	216,700	8,574,819
Keane, Inc.(a)	3,800	51,794
Legato Systems, Inc.(a)	21,900	183,741
Lexmark International, Inc.(a)	163,900	11,599,203
McDATA Corp. (Class “A” Stock)(a)	18,500	271,395
Mentor Graphics Corp.(a)	38,200	553,136
Mercury Computer Systems, Inc.(a)	11,800	214,288
Micromuse, Inc.	46,500	371,535
Microsoft Corp.(a)	2,190,600	56,101,266
NetScreen Technologies, Inc.(a)	47,700	1,075,635
Oracle Corp.(a)	1,780,200	21,398,004
Progress Software Corp.(a)	1,100	22,803
Sybase, Inc.(a)	15,300	212,823
Yahoo!, Inc.(a)(b)	568,200	18,614,232

		182,033,074

Construction — 0.4%
Centex Construction Products, Inc.	100	4,009
D.R. Horton, Inc.	45,100	1,267,310
KB HOME	108,600	6,731,028
Lennar Corp. (Class “B” Stock)	5,060	347,622
M/I Schottenstein Homes, Inc.	1,100	46,948
Masco Corp.	35,100	837,135
Pulte Homes, Inc.	60,900	3,755,094
Standard Pacific Corp.	35,000	1,160,600
Trex Co., Inc.(a)	9,600	376,800
Vulcan Materials Co.	1,000	37,070

		14,563,616

Consumer Products — 0.1%
Coach, Inc.(a)	71,100	3,536,514
Fortune Brands, Inc.	800	41,760

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Consumer Products (cont’d.)
Jarden Corp.(a)	6,500	$179,855
Scotts Co. (Class “A” Stock)(a)	9,700	480,150
Sola International, Inc.(a)	400	6,960

		4,245,239

Containers & Packaging — 0.2%
Ball Corp.	63,300	2,880,783
Bemis Co., Inc.	10,100	472,680
Pactiv Corp.(a)	139,700	2,753,487
Rock-Tenn Co. (Class “A” Stock)	100	1,695

		6,108,645

Cosmetics & Soaps — 1.1%
Avon Products, Inc.	56,700	3,526,740
Dial Corp.	29,000	564,050
Gillette Co.	141,300	4,501,818
Procter & Gamble Co.	317,600	28,323,568

		36,916,176

Diversified Operations — 2.7%
3M Co.	79,100	10,202,318
Actuant Corp. (Class “A” Stock)(a)	3,100	146,692
Acuity Brands, Inc.	9,800	178,066
Cendant Corp.(a)	32,300	591,736
Cooper Industries, Ltd. (Class “A” Stock)	30,200	1,247,260
Crane Co.	18,100	409,603
CSG Systems International, Inc.(a)	43,600	616,068
General Electric Co.	1,844,400	52,897,392
Griffon Corp.(a)	4,700	75,200
Mathews International Corp. (Class “A” Stock)	2,800	69,328
Pentair, Inc.	26,600	1,038,996
SCANA Corp.	4,700	161,116
Schlumberger Ltd.	114,400	5,442,008
Sensient Technologies Corp.	16,400	377,036
SPS Technologies, Inc.(a)	600	16,224
Trinity Industries, Inc.	21,200	392,412
Tyco International Ltd.	874,350	16,595,163
Walter Industries, Inc.	500	5,875

		90,462,493

Drugs & Medical Supplies — 6.3%
Abbott Laboratories	162,900	7,128,504
Advanced Medical Optics, Inc.(a)	12,855	219,178
AdvancePCS(a)	162,700	6,220,021
ALARIS Medical, Inc.(a)	5,000	64,750
Align Technology, Inc.(a)	8,500	106,675
Allergan, Inc.	85,600	6,599,760
Alpharma, Inc. (Class “A” Stock)	6,300	136,080
Bausch & Lomb, Inc.	5,000	187,500
Beckman Coulter, Inc.	34,700	1,410,208
Becton, Dickinson & Co.	174,000	6,759,900
C.R. Bard, Inc.	67,000	4,777,770
Celgene Corp.(a)	64,000	1,945,600
Cell Therapeutics, Inc.(a)(b)	7,600	73,948
Cytyc Corp.(a)	242,900	2,555,308
DaVita, Inc.(a)	9,200	246,376

SEE NOTES TO FINANCIAL STATEMENTS.

B26

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Drugs & Medical Supplies (cont’d.)
DVI, Inc.(a)	1,400	$6,538
Edwards Lifesciences Corp.(a)	38,300	1,230,962
Fisher Scientific International, Inc.(a)	4,800	167,520
Forest Laboratories, Inc.(a)	202,600	11,092,350
Guidant Corp.	46,000	2,041,940
Johnson & Johnson	783,798	40,522,356
Kensey Nash Corp.(a)	2,100	54,600
Lilly (Eli) & Co.	87,600	6,041,772
Martek Biosciences Corp.(a)	13,500	579,690
MedImmune, Inc.(a)	105,500	3,837,035
Medtronic, Inc.	68,000	3,261,960
Mentor Corp.	200	3,876
Merck & Co., Inc.	706,300	42,766,465
Merit Medical Systems, Inc.(a)	200	3,996
Osteotech, Inc.(a)	9,600	130,464
Pfizer, Inc.	1,431,165	48,874,285
Respironics, Inc.(a)	3,000	112,560
STERIS Corp.(a)	18,500	427,165
Stryker Corp.	139,400	9,670,178
Techne Corp.(a)	34,100	1,034,594
Varian Medical Systems, Inc.(a)	25,200	1,450,764

		211,742,648

Electronics — 1.1%
AMETEK, Inc.	900	32,985
Analogic Corp.	1,600	78,016
EDO Corp.	200	3,540
Emerson Electric Co.	136,400	6,970,040
Gentex Corp.(a)	74,800	2,289,628
Hubbell, Inc.	1,800	59,580
IDEXX Laboratories, Inc.(a)	18,300	613,782
II-VI, Inc.(a)	4,000	92,320
Invision Technologies, Inc.(a)	11,400	283,290
QLogic Corp.(a)	241,200	11,657,196
SanDisk Corp.(a)	14,700	593,145
Texas Instruments, Inc.	733,700	12,913,120
Universal Electronics, Inc.(a)	700	8,876

		35,595,518

Financial Services — 5.8%
Affiliated Managers Group, Inc.(a)	800	48,760
Ambac Financial Group, Inc.	7,900	523,375
American Express Co.	123,500	5,163,535
Bear, Stearns & Co., Inc.	62,000	4,490,040
Capital One Financial Corp.(b)	60,100	2,955,718
Cash America International, Inc.	2,600	34,372
Certegy, Inc.(a)	2,600	72,150
Citigroup, Inc.	1,005,862	43,050,894
City Holding Co.	2,200	64,394
City National Corp.	5,200	231,712
CompuCredit Corp.(a)	6,600	80,190
Countrywide Credit Industries, Inc.	80,800	5,621,256
Dime Community Bancshares	1,700	43,265
Doral Financial Corp.	3,200	142,880
Federal National Mortgage Assn.	233,000	15,713,520
Federated Investors, Inc. (Class “B” Stock)	24,200	663,564
FirstFed Financial Corp.(a)	200	7,058

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Financial Services (cont’d.)
FleetBoston Financial Corp.	262,651	$7,803,361
Freddie Mac	183,800	9,331,526
Goldman Sachs Group, Inc.	210,800	17,654,500
Indymac Bancorp, Inc.	5,000	127,100
Irwin Financial Corp.	200	5,180
J.P. Morgan Chase & Co.	774,610	26,476,170
John Hancock Financial Services, Inc.	190,000	5,838,700
MBNA Corp.	227,650	4,744,226
Moody’s Corp.	81,000	4,269,510
Morgan Stanley	238,690	10,203,997
New Century Financial Corp.	21,400	934,110
Nuveen Investments (Class “A” Stock)	1,500	40,860
Providian Financial Corp.(a)	8,700	80,562
SLM Corp.	370,800	14,524,236
State Street Corp.(b)	5,300	208,820
Washington Mutual, Inc.	332,300	13,723,990
Wintrust Financial Corp.	8,000	236,800

		195,110,331

Food & Beverage — 2.9%
American Italian Pasta Co. (Class “A” Stock)(a)	3,300	137,445
American States Water Co.	500	13,650
Anheuser Busch Cos., Inc.	316,900	16,177,745
Archer-Daniels-Midland Co.	30,479	392,265
Campbell Soup Co.	15,000	367,500
Coca-Cola Co.	341,200	15,835,092
Coors (Adolph) Co. (Class “B” Stock)	13,600	666,128
Dean Foods Co.(a)	69,100	2,176,650
Flowers Foods, Inc.	3,150	62,244
General Mills, Inc.	223,100	10,577,171
H.J. Heinz Co.	48,000	1,583,040
Horizon Organic Holding Corp.(a)	2,000	47,660
International Multifoods Corp.(a)	2,800	64,148
Interstate Bakeries Corp.	26,800	340,360
Kellogg Co.	4,600	158,102
Kraft Foods, Inc. (Class “A” Stock)	70,000	2,278,500
Kroger Co.(a)(b)	442,100	7,374,228
Monsanto Co.	215,242	4,657,837
Pepsi Bottling Group, Inc.	224,500	4,494,490
PepsiAmericas, Inc.	29,600	371,776
PepsiCo, Inc.	420,420	18,708,690
Ralcorp Holdings, Inc.(a)	1,100	27,456
Sara Lee Corp.	415,200	7,809,912
SUPERVALU, Inc.	44,500	948,740
Tyson Foods, Inc. (Class “A” Stock)	118,943	1,263,174
Whole Foods Market, Inc.(a)	26,300	1,250,039

		97,784,042

Forest Products — 0.2%
Georgia-Pacific Corp.	74,600	1,413,670
International Paper Co.	157,481	5,626,796
Kadant, Inc.(a)	200	3,750
Longview Fibre Co.	600	4,920
Louisiana-Pacific Corp.(a)	78,600	852,024
Universal Forest Products, Inc.	100	2,094

		7,903,254

SEE NOTES TO FINANCIAL STATEMENTS.

B27

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Gas Pipelines — 0.1%
Equitable Resources, Inc.	3,300	$134,442
New Jersey Resources Corp.	1,500	53,250
Sempra Energy	145,273	4,144,639

		4,332,331

Healthcare — 0.4%
Anthem, Inc.(a)	104,900	8,093,035
Digene Corp.(a)	6,700	182,441
Health Net, Inc.(a)	1,900	62,605
Invitrogen Corp.(a)	41,300	1,584,681
Lincare Holdings, Inc.(a)	60,000	1,890,600
Sierra Health Services, Inc.(a)	13,400	268,000
Sybron Dental Specialties, Inc.(a)	1,700	40,120
US Oncology, Inc.	1,900	14,041

		12,135,523

Hospital Management — 1.0%
Express Scripts, Inc.(a)(b)	152,700	10,432,464
Hillenbrand Industries, Inc.	16,900	852,605
Humana, Inc.(a)	61,500	928,650
Pacificare Health Systems, Inc.(a)	40,300	1,987,999
UnitedHealth Group, Inc.	343,400	17,255,850
Universal Health Services, Inc. (Class “B” Stock)(a)	55,400	2,194,948

		33,652,516

Household & Personal Care Products — 0.5%
Central Garden & Pet Co.(a)	1,900	45,315
Chattem, Inc.(a)	3,700	69,560
Clorox Co.	183,200	7,813,480
Kimberly-Clark Corp.	201,100	10,485,354

		18,413,709

Housing Related — 0.1%
Maytag Corp.	67,200	1,641,024
Mohawk Industries, Inc.(a)	10,900	605,277
NVR, Inc.(a)	800	328,800

		2,575,101

Insurance — 2.4%
ACE, Ltd.	57,300	1,964,817
AFLAC, Inc.	33,500	1,030,125
Allmerica Financial Corp.	21,300	383,187
Allstate Corp.	207,400	7,393,810
American Financial Group, Inc.	13,200	300,960
American International Group, Inc.	463,335	25,566,825
AmerUs Group Co.(b)	19,600	552,524
Brown & Brown, Inc.	39,000	1,267,500
CIGNA Corp.	61,100	2,868,034
Everest Re Group Ltd.(b)	39,400	3,014,100
Fidelity National Financial, Inc.	89,211	2,744,130
First American Corp.	2,000	52,700
First Health Group Corp.(a)	51,900	1,432,440
LandAmerica Financial Group, Inc.	2,000	95,000
MetLife, Inc.	433,500	12,276,720
Old Republic International Corp.	37,900	1,298,833
Principal Financial Group, Inc.	179,800	5,798,550
St. Paul Cos., Inc.	68,300	2,493,633
Torchmark Corp.	7,500	279,375

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Insurance (cont’d.)
Travelers Property Casualty Corp. (Class “B” Stock)	479,639	$7,563,907
UnumProvident Corp.(b)	185,270	2,484,471

		80,861,641

Leisure — 0.4%
Choice Hotels International, Inc.(a)	700	19,117
Harrah’s Entertainment, Inc.(a)	130,900	5,267,416
International Game Technology	3,200	327,456
Loews Corp.	76,900	3,636,601
Mandalay Resort Group	75,500	2,404,675
Park Place Entertainment Corp.(a)	87,900	799,011

		12,454,276

Machinery — 0.1%
Albany International Corp. (Class “A” Stock)	13,400	367,160
Applied Industrial Technologies, Inc.	2,700	56,970
Deere & Co.	32,000	1,462,400
Graco, Inc.	11,400	364,800
Harley-Davidson, Inc.	2,700	107,622
Tecumseh Products Co. (Class “A” Stock)	6,900	264,339

		2,623,291

Manufacturing — 0.8%
Applied Films Corp.(a)	1,600	41,408
Baldor Electric Co.	6,700	138,020
CARBO Ceramics, Inc.	4,800	178,800
Danaher Corp.(b)	120,000	8,166,000
FMC Technologies, Inc.(a)	4,800	101,040
Harman International Industries, Inc.	41,900	3,315,966
Hasbro, Inc.	7,500	131,175
Honeywell, Inc.	262,800	7,056,180
Illinois Tool Works, Inc.	10,200	671,670
Lone Star Technologies, Inc.(a)	17,200	364,296
Marvel Enterprises, Inc.(a)	19,600	374,360
Mattel, Inc.	144,600	2,735,832
Maverick Tube Corp.(a)	14,300	273,845
Nautilus Group, Inc.	7,300	90,520
Precision Castparts Corp.	6,700	208,370
SCP Pool Corp.(a)	11,900	409,360
W.W. Grainger, Inc.	63,100	2,950,556
York International Corp.	6,800	159,120

		27,366,518

Media — 2.6%
AOL Time Warner, Inc.(a)	458,750	7,381,287
Clear Channel Communications, Inc.(a)	362,300	15,357,897
Comcast Corp. (Special Class “A” Stock)(a)	112,782	3,403,761
Gannett Co., Inc.	170,600	13,103,786
McGraw-Hill Cos., Inc.	122,000	7,564,000
Meredith Corp.	32,100	1,412,400
Tribune Co.	116,600	5,631,780
Viacom, Inc. (Class “B” Stock)(a)	665,338	29,048,657
Walt Disney Co.	224,000	4,424,000

		87,327,568

SEE NOTES TO FINANCIAL STATEMENTS.

B28

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Metals – Non Ferrous — 0.1%
Alcoa, Inc.	186,700	$4,760,850
Southern Peru Copper Corp.	1,200	18,360

		4,779,210

Metal – Steel — 0.1%
Cleveland-Cliffs, Inc.(a)	1,400	24,990
Kaydon Corp.	1,300	27,040
NN, Inc.	1,700	21,522
Schnitzer Steel Industries, Inc. (Class “A” Stock)	2,000	88,240
United States Steel Corp.(b)	162,800	2,665,036
Worthington Industries, Inc.	25,100	336,340

		3,163,168

Mineral Resources — 0.1%
Minerals Technologies, Inc.	4,700	228,702
Newmont Mining Corp.	55,600	1,804,776

		2,033,478

Miscellaneous Consumer Growth — 0.1%
American Greetings Corp. (Class “A” Stock)(a)(b)	58,000	1,139,120
Energizer Holdings, Inc.(a)	62,900	1,975,060

		3,114,180

Office Equipment & Supplies — 0.1%
Hon Industries, Inc.	8,800	268,400
Imagistics International, Inc.(a)	200	5,160
John H. Harland Co.	14,500	379,320
Xerox Corp.(a)(b)	150,500	1,593,795

		2,246,675

Oil & Gas — 4.2%
AGL Resources, Inc.	11,100	282,384
Amerada Hess Corp.	97,500	4,795,050
Anadarko Petroleum Corp.	261,700	11,637,799
Apache Corp.	34,290	2,230,907
Baker Hughes, Inc.	16,100	540,477
BJ Services Co.(a)	19,900	743,464
Burlington Resources, Inc.	138,800	7,504,916
ChevronTexaco Corp.	104,328	7,532,482
Conoco, Inc. (Class “B” Stock)	34,367	1,883,312
Devon Energy Corp.	217,212	11,599,121
Energen Corp.	8,300	276,390
Eog Resources, Inc.	18,300	765,672
Exxon Mobil Corp.	1,311,216	47,085,766
FirstEnergy Corp.	129,700	4,986,965
Forest Oil Corp.(a)	3,600	90,432
Frontier Oil Corp.	6,500	98,800
Helmerich & Payne, Inc.	4,200	122,640
Houston Exploration Co.(a)	1,300	45,110
Kinder Morgan, Inc.	81,400	4,448,510
Marathon Oil Corp.(b)	174,500	4,598,075
Nabors Industries Ltd.(a)	200,300	7,921,865
Nicor, Inc.	32,300	1,198,653
Noble Corp.(a)	23,100	792,330
Noble Energy, Inc.	6,400	241,920

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Oil & Gas (cont’d.)
Occidental Petroleum Corp.	231,200	$7,756,760
Oceaneering International, Inc.(a)	2,000	51,100
ONEOK, Inc.(b)	11,400	223,782
Pioneer Natural Resources Co.(a)	85,600	2,234,160
PNM Resources, Inc.	8,700	232,725
Pogo Producing Co.	16,300	696,825
Premcor, Inc.(a)	17,800	383,590
Pride International, Inc.(a)	129,800	2,442,836
Spinnaker Exploration Co.(a)	800	20,960
Sunoco, Inc.	75,400	2,845,596
Tesoro Petroleum Corp.(a)	4,400	30,272
Unit Corp.(a)	19,800	414,018
Valero Energy Corp.	45,100	1,638,483

		140,394,147

Pharmaceuticals — 1.4%
Bristol-Myers Squibb Co.	575,300	15,619,395
CIMA Labs, Inc.(a)	5,900	158,651
Genentech, Inc.(a)	95,100	6,858,612
Mylan Laboratories, Inc.	23,600	820,572
Wyeth	499,400	22,747,670

		46,204,900

Photography — 0.1%
Eastman Kodak Co.	117,400	3,210,890

Printing & Publishing
Courier Corp.	200	10,300
Glatfelter	8,100	119,475
Knight-Ridder, Inc.	10,500	723,765
Pulitzer, Inc.	1,000	49,420
Reader’s Digest Association, Inc. (Class “A” Stock)	300	4,044
Valassis Communications, Inc.(a)	29,400	756,168

		1,663,172

Railroads — 0.2%
Burlington Northern Sante Fe Corp.	95,400	2,713,176
Union Pacific Corp.	56,300	3,266,526

		5,979,702

Real Estate Investment Trust — 1.0%
Alexandria Real Estate Equities, Inc.	1,400	63,000
Amgen, Inc.(a)	352,508	23,420,632
Amli Residential Properties Trust	500	11,775
Apartment Investment & Management Co. (Class “A” Stock)	28,800	996,480
Arden Realty, Inc.	5,200	134,940
Bedford Property Investors, Inc.	2,800	79,520
Boykin Lodging Co.	3,500	27,300
Capital Automotive REIT	2,600	72,774
CarrAmerica Realty Corp.	13,800	383,778
CBL & Associates Properties, Inc.	8,700	374,100
Cornerstone Realty Income Trust, Inc.	8,600	62,866
Corporate Office Properties Trust	4,300	72,799
Correctional Properties Trust	300	8,400
Crescent Real Estate Equities Co.	5,900	97,999

SEE NOTES TO FINANCIAL STATEMENTS.

B29

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Real Estate Investment Trust (cont’d.)
EastGroup Properties, Inc.	900	$24,300
Entertainment Properties Trust	200	5,750
Equity Office Properties Trust	124,100	3,351,941
Equity One, Inc.	8,700	142,680
First Industrial Realty Trust, Inc.	12,900	407,640
General Growth Properties, Inc.	12,600	786,744
Health Care REIT, Inc.	600	18,300
Hospitality Properties Trust	7,400	231,250
Investors Real Estate Trust	900	9,711
Kimco Realty Corp.	200	7,580
Koger Equity	200	3,446
Lexington Corporate Properties Trust	5,500	97,350
Liberty Property Trust	6,300	217,980
LNR Property Corp.	4,900	183,260
Mid-America Apartment Communities, Inc.	1,000	27,010
Mid-Atlantic Realty Trust	2,000	41,880
National Health Investors, Inc.	8,400	154,896
Nationwide Health Properties, Inc.	8,800	140,184
New Plan Excel Realty Trust	20,500	437,675
Pennsylvania Real Estate Investment Trust	7,500	224,625
Prentiss Properties Trust	2,200	65,978
PS Business Parks, Inc.	1,700	60,010
RAIT Investment Trust	1,300	34,450
Ramco-Gershenson Properties Trust	100	2,330
Reckson Associates Realty Corp.	35,400	738,444
Redwood Trust, Inc.	800	31,928
Regency Centers Corp.	4,300	150,414
Simon Property Group, Inc.	18,500	722,055
Sizeler Property Investors, Inc.	4,500	46,125
Sovran Self Storage, Inc.	2,000	63,000
Tanger Factory Outlet Centers, Inc.	1,700	56,236
Trizec Properties, Inc.	1,300	14,781
Universal Health Realty Income Trust	900	24,300

		34,330,616

Restaurants — 0.2%
Applebee’s International, Inc.	8,100	254,583
Bob Evans Farms, Inc.	9,200	254,196
Brinker International, Inc.(a)	21,100	760,022
CBRL Group, Inc.	33,600	1,305,696
P.F. Chang’s China Bistro, Inc.(a)	13,800	679,098
Papa John’s International, Inc.(a)	23,500	659,175
Ryan’s Family Steak Houses, Inc.(a)	5,800	81,200
Yum! Brands, Inc.(a)	64,600	1,909,576

		5,903,546

Retail — 4.0%
7-Eleven, Inc.(a)	200	2,110
99 Cents Only Stores(a)	25,000	858,000
Abercrombie & Fitch Co. (Class “A” Stock)(a)	176,600	5,017,206
Aeropostale, Inc.(a)	2,300	49,404
Albertson’s, Inc.(b)	193,861	3,722,131
Amazon.com, Inc.(a)	6,200	226,238
AutoZone, Inc.(a)(b)	78,000	5,925,660

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Retail (cont’d.)
Best Buy Co., Inc.(a)	30,000	$1,317,600
BJ’s Wholesale Club, Inc.(a)	100,600	1,515,036
Burlington Coat Factory Warehouse Corp.	300	5,370
Christopher & Banks Corp.(a)	10,500	388,395
Claire’s Stores, Inc.	500	12,680
Costco Wholesale Corp.(a)	120,800	4,421,280
Dillards, Inc.	6,000	80,820
Federated Department Stores, Inc.	200,800	7,399,480
Finish Line, Inc.(a)	1,500	33,315
Freds, Inc.	14,200	527,956
Gymboree Corp.(a)	15,500	260,090
Handleman Co.(a)	4,800	76,800
Hollywood Entertainment Corp.(a)	13,200	227,040
Home Depot, Inc.	852,050	28,219,896
J.C. Penney Co., Inc.	317,700	5,353,245
Jones Apparel Group, Inc.(a)	114,100	3,338,566
Lowe’s Cos., Inc.	115,100	4,943,545
May Department Stores Co.	19,800	440,748
Neiman Marcus Group, Inc. (Class “A” Stock)(a)	1,600	58,560
NetFlix, Inc.(a)(b)	52,800	1,349,040
Pacific Sunwear of California, Inc.(a)	125,600	3,025,704
Payless ShoeSource, Inc.(a)	43,400	542,500
PETsMART, Inc.	168,800	2,813,896
Pier 1 Imports, Inc.	23,100	471,240
Priceline.com, Inc.(a)	7,200	161,208
Reebok International Ltd.(a)	39,200	1,318,296
Safeway, Inc.(a)(b)	321,000	6,567,660
Sears, Roebuck & Co.(b)	14,300	481,052
Toys “R” Us, Inc.(a)	9,400	113,928
Wal-Mart Stores, Inc.	741,100	39,774,837
Williams-Sonoma, Inc.(a)	60,100	1,754,920
Winn-Dixie Stores, Inc.(a)(b)	111,100	1,367,641

		134,163,093

Schools — 0.2%
Corinthian Colleges, Inc.(a)	39,800	1,933,086
Education Management Corp.(a)	36,100	1,919,798
ITT Educational Services, Inc.(a)	42,600	1,246,050
Renaissance Learning, Inc.(a)	700	15,330
Sylvan Learning Systems, Inc.(a)	500	11,420
University of Phoenix Online(a)	700	35,490

		5,161,174

Semiconductors — 1.7%
Altera Corp.(a)	413,900	6,787,960
Integrated Device Technology, Inc.(a)	6,900	76,245
Intel Corp.	2,078,900	43,207,858
Linear Technology Corp.	236,200	7,608,002
Pixelworks, Inc.(a)	8,200	48,708
Ultratech, Inc.(a)	1,600	29,584

		57,758,357

Telecommunications — 3.5%
ADTRAN, Inc.(a)(b)	36,200	1,856,698
Alltel Corp.	44,800	2,160,256

SEE NOTES TO FINANCIAL STATEMENTS.

B30

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Telecommunications (cont’d.)
American Tower Systems Corp. (Class “A” Stock)	6,400	$56,640
AT&T Corp.	736,900	14,185,325
AT&T Wireless Services, Inc.(a)	1,134,941	9,317,866
Avocent Corp.(a)	35,200	1,053,536
BellSouth Corp.	721,400	19,210,882
Boston Communications Group, Inc.(a)(b)	22,300	381,999
Nextel Communications, Inc. (Class “A” Stock)(a)	1,037,900	18,765,232
Price Communications Corp.(a)	24,800	320,168
QUALCOMM, Inc.(a)	479,400	17,138,550
SBC Communications, Inc.	332,050	8,483,877
Sprint Corp.	712,400	10,258,560
Verizon Communications	393,988	15,542,827

		118,732,416

Tobacco — 0.7%
Altria Group, Inc.	541,300	24,596,672

Trucking & Shipping — 0.7%
C.H. Robinson Worldwide, Inc.	18,600	661,416
EGL, Inc.(a)	35,900	545,680
Federal Express Corp.(b)	117,100	7,263,713
J.B. Hunt Transport Services, Inc.(a)	60,000	2,265,000
Knight Transportation, Inc.(a)	5,900	146,910
Overseas Shipholding Group, Inc.	100	2,201
Ryder System, Inc.	39,000	999,180
United Parcel Service, Inc. (Class “B” Stock)	167,000	10,637,900

		22,522,000

Utilities – Electric — 1.2%
AES Corp.(a)	58,500	371,475
Allegheny Energy, Inc.(b)	31,000	261,950
Alliant Energy Corp.	38,200	726,946
Cleco Corp.(b)	32,800	568,096
CMS Energy Corp.	41,500	336,150
Constellation Energy Group, Inc.	11,500	394,450
DTE Energy Co.	1,100	42,504
Duke Energy Co.(b)	70,600	1,408,470

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Utilities – Electric (cont’d.)
Edison International(a)	271,500	$4,460,745
El Paso Electric Co.(a)	2,500	30,825
Entergy Corp.	43,500	2,295,930
Exelon Corp.	195,900	11,716,779
FPL Group, Inc.	31,000	2,072,350
NiSource, Inc.	80,000	1,520,000
Northeast Utilities	2,400	40,176
NSTAR	2,000	91,100
Pepco Holdings, Inc.	4,900	93,884
PG&E Corp.(a)(b)	202,600	4,284,990
PPL Corp.	134,900	5,800,700
Public Service Enterprise Group, Inc.	11,400	481,650
TXU Corp.	121,100	2,718,695
Weststar Energy, Inc.	35,900	582,657

		40,300,522

Utilities — Gas
Southern Union Co.(a)(b)	5,200	88,088
UGI Corp.	4,300	136,310
Vectren Corp.	4,500	112,725
WGL Holdings, Inc.	3,400	90,780

		427,903

Waste Management — 0.1%
Allied Waste Industries, Inc.(a)(b)	78,500	788,925
Republic Services, Inc.(a)	67,700	1,534,759
Waste Management, Inc.	76,500	1,842,885

		4,166,569

Wire & Cable
Encore Wire Corp.(a)	600	5,700
General Motors Corp. (Class “H” Stock)(a)	33,700	431,697

		437,397

TOTAL COMMON STOCKS (cost $2,118,063,785)		2,131,167,823

CONTINGENT VALUE OBLIGATION
Progress Energy, Inc.(a)(g) (cost $4,459)	9,100	0

SEE NOTES TO FINANCIAL STATEMENTS.

B31

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS — 22.7%
Aerospace — 0.3%
Lockheed Martin Corp.
7.70%	06/15/08	Baa2	$2,800	$3,383,887
Northrop Grumman Corp.
7.125%	02/15/11	Baa3	3,500	4,192,723
Raytheon Co.
4.50%	11/15/07	Baa3	370	391,998
8.30%	03/01/10	Baa3	1,400	1,719,937
United Technologies Corp.
6.35%	03/01/11	A2	825	956,569

				10,645,114

Airlines — 0.1%
Continental Airlines, Inc.
6.648%	09/15/17	Baa3	519	500,150
Delta Air Lines, Inc.
7.111%	09/18/11	Baa2	430	436,062
7.57%	11/18/10	Baa2	905	930,849
Qantas Airways Ltd.
5.125%	06/20/13(b)	Baa1	750	735,380

				2,602,441

Asset Backed Security — 0.1%
Lehman Brothers, Inc., TRAINS HY-1-2003(f)
8.4665%	05/15/13	B1	2,526	2,718,401

Automobiles & Trucks — 0.2%
ArvinMeritor, Inc.
8.75%	03/01/12(b)	Baa3	900	1,008,000
Ford Motor Co.
7.45%	07/16/31	Baa1	3,055	2,798,579
General Motors Corp.
7.125%	07/15/13	Baa1	590	586,849
8.375%	07/15/33	Baa1	1,085	1,065,676
Lear Corp.
8.11%	05/15/09	Ba1	770	881,650

				6,340,754

Banks and Savings & Loans — 0.2%
Bank One Corp.
7.875%	08/01/10	A1	2,250	2,805,523
Wachovia Bank NA
7.80%	08/18/10	Aa3	2,100	2,605,600
Wells Fargo Bank
6.45%	02/01/11	Aa2	2,000	2,358,054

				7,769,177

Cable & Pay Television Systems — 0.3%
Continental Cablevision, Inc.
8.30%	05/15/06	Baa3	4,000	4,602,952
Cox Communications, Inc.
4.625%	06/01/13	Baa2	1,195	1,197,299
7.125%	10/01/12	Baa2	1,035	1,235,928
Rogers Cablesystems, Inc. (Canada)
10.00%	03/15/05	Ba2	1,750	1,898,750

				8,934,929

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Chemicals
Dow Chemical Co.
5.75%	12/15/08	A3	$400	$438,790
5.75%	11/15/09	A3	300	328,093
Eastman Chemical Co.
3.25%	06/15/08	NR	560	553,180

				1,320,063

Collateralized Mortgage Obligations — 1.2%
First Union National Bank Commercial Mortgage Trust
7.202%	10/15/32	AAA(e)	1,700	2,049,771
J.P. Morgan Commercial Mortgage Finance Corp.
7.371%	08/15/32	Aaa	8,250	9,978,892
KeyCorp
7.727%	05/17/32	Aaa	9,000	11,039,194
Morgan Stanley Dean Witter Capital Trust I
7.20%	10/15/33	Aaa	4,550	5,493,748
PNC Mortgage Acceptance Corp.
7.33%	12/10/32	AAA(e)	4,050	4,863,294
Washington Mutual, Inc.
4.38%	12/25/32	Aaa	2,000	2,039,471
5.56%	04/26/32	Aaa	3,716	3,776,811

				39,241,181

Commercial Services
Equifax, Inc.
4.95%	11/01/07	Baa1	320	338,818
Pitney Bowes, Inc.
3.875%	06/15/13	Aa3	605	590,587

				929,405

Computers
Hewlett-Packard Co.
7.15%	06/15/05	A3	240	265,395
International Business Machines Corp.
5.875%	11/29/32	A1	1,150	1,233,530

				1,498,925

Computer Services — 0.1%
Computer Associates International, Inc.
6.375%	04/15/05(b)	Baa2	575	609,500
Computer Sciences Corp.
6.75%	06/15/06	A2	290	327,859
Electronic Data Systems Corp.
6.00%	08/01/13	Baa3	950	926,155
6.85%	10/15/04(b)	Baa3	390	408,525

				2,272,039

Containers — 0.1%
Pactiv Corp.
7.95%	12/15/25	Baa2	2,050	2,548,285
Sealed Air Corp.
5.625%	07/15/13	Baa3	750	756,555
6.875%	07/15/33	Baa3	600	611,910
8.75%	07/01/08	Baa3	190	224,724

				4,141,474

SEE NOTES TO FINANCIAL STATEMENTS.

B32

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Diversified Operations — 0.1%
Bombardier, Inc. (Canada)
6.75%	05/01/12(b)	Baa3	$1,580	$1,619,500
Honeywell International, Inc.
6.125%	11/01/11	A2	1,095	1,247,542

				2,867,042

Drugs & Medical Supplies — 0.2%
Bristol-Myers Squibb Co.
5.75%	10/01/11(b)	A1	555	617,656
Columbia / HCA Healthcare Corp.
6.91%	06/15/05	Ba1	1,015	1,076,804
Pharmacia Corp.
6.50%	12/01/18	A1	1,550	1,929,445
6.75%	12/15/27	A1	2,215	2,715,218

				6,339,123

Financial Services — 1.1%
Boeing Capital Corp.
6.10%	03/01/11(b)	A3	925	1,020,976
Bunge Ltd. Finance Corp.
5.875%	05/15/13	Baa3	1,345	1,387,576
Capital One Bank Corp.
6.50%	07/30/04	Baa2	300	311,364
6.875%	02/01/06(b)	Baa2	1,540	1,652,477
6.50%	06/13/13	Baa3	700	693,436
CIT Group, Inc.
5.50%	11/30/07	A2	160	173,096
Citigroup, Inc.
5.625%	08/27/12	Aa2	2,800	3,084,869
6.625%	06/15/32	Aa2	1,810	2,091,544
ERAC USA Finance Co.(d)
6.95%	03/01/04	Baa1	7,500	7,748,760
General Electric Capital Corp.
6.00%	06/15/12	Aaa	2,860	3,240,666
General Motors Acceptance Corp.
5.85%	01/14/09	A3	2,800	2,829,347
6.125%	01/22/08	A3	575	595,458
6.875%	08/28/12	A3	475	473,887
Goldman Sachs Group, Inc.
5.70%	09/01/12	Aa3	855	939,328
6.125%	02/15/33	Aa3	2,220	2,394,847
6.875%	01/15/11	Aa3	770	908,560
Household Finance Corp.
6.375%	11/27/12	A1	155	176,564
6.75%	05/15/11(b)	A1	430	499,389
7.00%	05/15/12	A1	1,300	1,538,745
International Lease Finance Corp.
5.875%	05/01/13	A1	740	796,670
J.P. Morgan Chase & Co.
5.25%	05/30/07	A1	210	230,353
6.50%	01/15/09	A2	1,100	1,265,729
John Deere Capital Corp.
7.00%	03/15/12	A3	700	831,039
MBNA Corp.
6.125%	03/01/13	Baa2	355	386,117

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Financial Services (cont’d.)
Morgan Stanley Group, Inc.
3.625%	04/01/08	Aa3	$1,005	$1,029,935
RBS Capital Trust I
4.709%	12/29/49	A1	1,650	1,651,167
Santander Central Hispano Issuances
7.625%	09/14/10	A2	695	861,694

				38,813,593

Food & Beverage — 0.2%
ConAgra Foods, Inc.
7.875%	09/15/10	Baa1	650	820,348
General Mills, Inc.
5.125%	02/15/07	Baa2	350	381,264
Kraft Foods, Inc.
5.25%	06/01/07	A3	300	325,114
5.625%	11/01/11	A3	2,400	2,615,208
Sara Lee Corp.
6.125%	11/01/32	A3	545	598,504
Tyson Foods Inc
6.625%	10/17/05	Baa3	375	398,967
Unilever Capital Corp.
5.90%	11/15/32	A1	750	807,535

				5,946,940

Forest Products & Paper
Weyerhaeuser Co.
7.375%	03/15/32	Baa2	665	764,431

Healthcare
Cardinal Health, Inc.
4.00%	06/15/15	A2	1,000	957,729

Industrials — 0.1%
Compania Sud Americana De Vapores SA (Chile)
7.375%	12/08/03	BBB-(e)	3,650	3,713,196

Insurance
Axa (France)
8.60%	12/15/30	A3	155	199,622
Royal & Sun Alliance Insurance Group PLC (United Kingdom)
8.95%	10/15/29	Ba2	325	305,665
UnumProvident Corp.
7.625%	03/01/11	Baa3	185	197,950

				703,237

Leisure & Tourism — 0.2%
Carnival PLC
7.30%	06/01/07	Baa3	260	289,210
Harrahs Casinos Co., Inc.
7.875%	12/15/05	Ba1	975	1,060,312
ITT Corp.
6.75%	11/15/03	Ba1	3,900	3,939,000

				5,288,522

Machinery — 0.1%
Caterpillar, Inc.
7.25%	09/15/09	A2	1,900	2,314,819

SEE NOTES TO FINANCIAL STATEMENTS.

B33

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Media — 0.5%
AOL Time Warner, Inc.(d)
7.625%	04/15/31	Baa1	$2,600	$3,000,673
Clear Channel Communications, Inc.
4.40%	05/15/11	Baa3	910	912,962
Comcast Corp.
5.30%	01/15/14	Baa3	1,500	1,542,663
7.05%	03/15/33	Baa3	560	621,963
Liberty Media Corp.
5.70%	05/15/13	Baa3	720	731,895
News America Holdings
8.50%	02/15/05	Baa3	1,350	1,480,308
News America, Inc.
7.625%	11/30/28	Baa3	1,200	1,414,513
United News & Media PLC (United Kingdom)(d)
7.25%	07/01/04	Baa2	3,180	3,292,677
Viacom, Inc.
7.875%	07/30/30	A3	865	1,130,219
Walt Disney Co.
5.375%	06/01/07	Baa1	225	245,241
6.75%	03/30/06	Baa1	1,016	1,131,410

				15,504,524

Oil & Gas — 0.4%
Amerada Hess Corp.
6.65%	08/15/11	Baa3	125	144,200
7.30%	08/15/31	Baa3	275	317,849
B.J. Services Co.
7.00%	02/01/06	Baa2	4,000	4,376,436
Conoco, Inc.
6.95%	04/15/29	A3	570	685,798
ConocoPhillips
8.75%	05/25/10	A3	2,505	3,260,370
Devon Financing Corp.
6.875%	09/30/11	Baa2	190	222,877
Duke Energy Field Services LLC
6.875%	02/01/11	Baa2	930	1,062,118
Marathon Oil Corp.
6.125%	03/15/12	Baa1	450	504,550
Occidental Petroleum Corp.
6.75%	01/15/12	Baa2	735	874,044
7.65%	02/15/06	Baa2	2,800	3,163,748

				14,611,990

Oil & Gas Exploration/Production — 0.2%
Parker & Parsley Petroleum Co.
8.875%	04/15/05	Ba1	2,725	2,983,875
Pemex Project Funding Master Trust
7.375%	12/15/14	Baa1	910	996,450
8.50%	02/15/08	Baa1	1,430	1,669,525
Valero Energy Corp.
6.875%	04/15/12	Baa3	610	691,480

				6,341,330

Printing — 0.1%
World Color Press, Inc.
7.75%	02/15/09	Baa2	515	538,981
8.375%	11/15/08	Baa2	1,385	1,454,628

				1,993,609

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Real Estate Investment Trust — 0.5%
EOP Operating LP
6.50%	06/15/04	Baa1	$6,000	$6,274,782
ERP Operating LP
6.63%	04/13/05	Baa1	1,650	1,775,299
7.10%	06/23/04	Baa1	2,375	2,495,192
Felcor Suites LP
7.375%	10/01/04	B1	220	222,750
Simon Debartolo Group, Inc.
6.75%	06/15/05	Baa2	5,000	5,430,235

				16,198,258

Retail — 0.2%
Kroger Co.
7.25%	06/01/09	Baa3	3,400	3,970,792
Target Corp.
5.95%	05/15/06	A2	1,000	1,110,603
7.50%	07/15/06	A2	1,150	1,336,965
Toys “R” Us, Inc.
7.875%	04/15/13	Baa3	320	344,229
Wal-Mart Stores, Inc.
6.875%	08/10/09	Aa2	1,540	1,853,479

				8,616,068

Telecommunications — 0.8%
AT&T Corp.
7.00%	11/15/06	Baa2	620	689,568
8.50%	11/15/31(b)	Baa2	645	731,359
AT&T Wireless Services, Inc.
8.75%	03/01/31	Baa2	539	666,239
BellSouth Corp.
6.875%	10/15/31	A1	3,610	4,260,305
British Telecom PLC (United Kingdom)
8.625%	12/15/30	Baa1	1,065	1,453,263
CenturyTel, Inc.
7.875%	08/15/12	Baa2	1,100	1,388,234
Citizens Communications Co.
8.50%	05/15/06	Baa2	1,725	2,000,674
9.25%	05/15/11	Baa2	400	517,580
Deutsche Telekom International Finance BV (Netherlands)
8.75%	06/15/30	Baa3	605	770,824
France Telecom SA (France)
10.00%	03/01/31	Baa3	1,510	2,089,440
Koninlijke (Royal) KPN NV (Netherlands)
8.00%	10/01/10	Baa1	1,720	2,129,296
Sprint Capital Corp.
6.875%	11/15/28	Baa3	2,195	2,202,101
Telecom de Puerto Rico
6.65%	05/15/06	Baa1	2,700	2,986,672
6.80%	05/15/09	Baa1	3,065	3,494,505
Telus Corp.
8.00%	06/01/11	Ba1	645	744,975
Verizon Maryland, Inc.
5.125%	06/15/33	Aa3	1,140	1,074,835
Verizon Virginia, Inc.
4.625%	03/15/13	Aa3	450	462,193
Vodafone Group PLC (United Kingdom)
7.75%	02/15/10	A2	800	984,345

				28,646,408

SEE NOTES TO FINANCIAL STATEMENTS.

B34

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Tobacco
Altira Group, Inc.
7.65%	07/01/08(b)	Baa2	$600	$670,553

Transportation — 0.1%
Norfolk Southern Corp.
7.80%	05/15/27	Baa1	1,475	1,849,311
Union Pacific Corp.
6.65%	01/15/11	Baa3	515	598,573

				2,447,884

Utilities — 0.7%
Arizona Public Service Co.
7.625%	08/01/05	Baa1	5,000	5,548,500
CenterPoint Energy Houston Electric LLC
5.70%	03/15/13	Baa2	740	802,464
6.95%	03/15/33	Baa2	590	676,260
7.875%	04/01/13	Ba1	620	713,151
Consumers Energy Co.
5.375%	04/15/13	Baa3	325	341,206
FirstEnergy Corp.
7.375%	11/15/31	Baa2	830	929,628
Hydro-Quebec (Canada)
8.00%	02/01/13(b)	A1	1,500	1,976,253
MidAmerican Energy Holdings Co.
6.96%	09/15/03	Baa3	5,000	5,054,525
NiSource Finance Corp.
7.625%	11/15/05	Baa3	600	656,010
Oncor Electric Delivery Co.
6.375%	01/15/15	Baa1	345	391,377
7.25%	01/15/33	Baa1	660	778,649
Pinnacle One Partners LP
8.83%	08/15/04	Ba2	4,100	4,253,750
PPL Electric Utilities
6.25%	08/15/09	Baa1	1,500	1,726,349
PSE&G Power LLC
6.95%	06/01/12(b)	Baa1	685	786,440
7.75%	04/15/11	Baa1	180	214,775

				24,849,337

Waste Management — 0.1%
Waste Management, Inc.
7.75%	05/15/32	Baa3	1,800	2,255,899

Foreign Government Bonds — 0.1%
Quebec Province (Canada)
5.75%	02/15/09	A1	500	567,665
6.125%	01/22/11	A1	395	459,584
Republic of Italy (Italy)
5.375%	06/15/33	Aa2	800	842,838
United Mexican States (Mexico)
8.125%	12/30/19	Baa2	2,425	2,764,500

				4,634,587

Mortgage Backed Securities — 7.7%
Federal Home Loan Mortgage Corp.
6.50%	05/01/14-09/01/14		1,984	2,085,125
7.00%	10/01/32		877	919,339
7.001%	TBA		16,000	16,775,008

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Mortgage Backed Securities (cont’d.)
Federal National Mortgage Assn.
4.208%	04/01/33		$2,481	$2,549,559
4.50%	TBA		3,000	3,060,000
5.00%	TBA		33,500	34,320,781
5.173%	07/01/33		4,000	4,132,500
5.50%	03/01/16-06/01/23		6,095	6,328,596
5.50%	TBA		42,000	43,409,396
6.00%	04/01/13-04/01/33		13,500	14,094,535
6.00%	TBA		33,300	34,640,613
6.50%	07/01/17-04/01/33		10,879	11,374,264
6.50%	TBA		19,500	20,334,834
7.00%	08/01/11-06/01/32		3,818	4,044,503
7.00%	TBA		12,000	12,637,500
7.50%	06/01/12-05/01/32		7,915	8,435,729
7.50%	TBA		11,500	12,218,750
Government National Mortgage Assn.
6.50%	10/15/23-08/15/32		27,487	28,934,088
8.00%	01/15/24-04/15/25		1,543	1,676,246

				261,971,366

Municipals — 0.1%
Illinois St., Taxable Pension, G.O.
5.10%	06/01/33	Aa3	1,970	1,948,035

U.S. Government Agency Obligations — 6.6%
Federal Home Loan Mortgage Corp.
5.625%	03/15/11		2,155	2,462,603
5.75%	01/15/12		250	287,641
Federal National Mortgage Assn.
5.25%	08/01/12		6,535	7,062,571
5.50%	07/18/12		7,200	7,610,954
6.00%	05/15/11		12,540	14,660,514
6.375%	06/15/09		21,520	25,486,158
United States Treasury Bonds
8.125%	08/15/21		1,965	2,873,352
8.875%	08/15/17		3,315	5,014,972
9.25%	02/15/16(b)		13,715	20,999,489
11.25%	02/15/15		1,255	2,138,598
United States Treasury Notes
2.625%	05/15/08(b)		1,525	1,538,940
3.00%	02/15/08(b)		1,640	1,687,598
3.625%	05/15/13		1,630	1,642,734
4.75%	11/15/08		2,070	2,294,709
6.00%	08/15/09(b)		27,725	32,703,578
6.50%	10/15/06-02/15/10(b)		69,530	79,913,635
United States Treasury Strips
Zero	08/15/16		5,640	3,177,830
Zero	05/15/19		13,050	6,184,956
Zero	02/15/20		2,750	1,243,946
Zero	02/15/22		2,050	818,725
Zero	05/15/22		6,840	2,698,298

				222,501,801

TOTAL LONG-TERM BONDS (cost $742,067,788)				769,314,184

TOTAL LONG-TERM INVESTMENTS (cost $2,860,136,032)				2,900,482,007

SEE NOTES TO FINANCIAL STATEMENTS.

B35

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
SHORT-TERM INVESTMENTS — 26.1%
U.S. Government Agency Obligation — 1.0%
United States Treasury Bills(d)(h)
0.86%	09/18/03	$31,500	$ 31,440,553

		Shares
Mutual Fund — 25.1%
Prudential Core Investment Fund — Taxable Money Market Series (Note 4)(c)		848,900,819	848,900,819

TOTAL SHORT-TERM INVESTMENTS (cost $880,341,372)			880,341,372

TOTAL INVESTMENTS BEFORE INVESTMENT SOLD SHORT — 111.9% (cost $3,740,477,404)			3,780,823,379

Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
INVESTMENT SOLD SHORT
United States Treasury Bonds
5.375%	02/15/31
(premium received $665,255)		$585	$ (658,742)

TOTAL INVESTMENTS NET OF INVESTMENT SOLD SHORT — 111.9% (cost $3,739,812,149; Note 6)			3,780,164,637

VARIATION MARGIN ON OPEN FUTURES CONTRACTS, NET(i)			(590,350)
LIABILITIES IN EXCESS OF OTHER ASSETS — (11.9)%			(400,884,435)

TOTAL NET ASSETS — 100%			$3,378,689,852

The following abbreviations are used in portfolio descriptions:

G.O.	General Obligation
TBA	Securities purchased on a forward commitment basis.

(a)	Non-income producing security.

(b)	Portion of securities on loan with an aggregate market value of $215,440,582; cash collateral $226,917,454 was received with which the portfolio purchased securities.

(c)	Represents security, or portion thereof, purchased with cash collateral for securities on loan.

(d)	Security segregated as collateral for futures contracts.

(e)	Standard & Poor’s rating.

(f)	A TRAIN (Targeted Return Index Securities Trust) is a trust established pursuant to a series trust agreement. Each registered holder of certificates issued by the TRAIN is a beneficial owner of a fractional undivided interest in the TRAIN and is entitled to receive a pro rata share of interest and other amounts or property distributed. Rate shown reflects the weighted average rate of the underlying securities as of June 30, 2003.

(g)	Indicates a fair valued security.

(h)	Rate quoted represents yield-to-maturity as of purchase date.

(i)	Open futures contracts as of June 30, 2003 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2003	Unrealized Appreciation/ Depreciation
Long Positions:
986	S&P 500 Index	Sep 03	$241,040,026	$239,918,450	$(1,121,576)
732	S&P MidCap 400 Index	Sep 03	175,621,000	175,753,200	132,200
280	U.S. Treasury 5 Yr. Notes	Sep 03	32,149,982	32,235,000	85,018
112	U.S. Treasury Bonds	Sep 03	13,264,921	13,142,500	(122,421)

					(1,026,779)
Short Positions:
365	U.S. Treasury 2 Yr. Notes	Sep 03	19,025,630	19,034,125	(8,495)
88	U.S. Treasury 10 Yr. Notes	Sep 03	43,271,825	42,864,688	407,137

					398,642

					$(628,137)

SEE NOTES TO FINANCIAL STATEMENTS.

B36

GLOBAL PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 96.1%		Value (Note 2)
COMMON STOCKS — 94.1%	Shares
Australia — 2.1%
Amcor, Ltd.	718,800	$3,914,353
BHP Billiton, Ltd.	739,167	4,283,040
Rio Tinto, Ltd.	207,046	4,055,966

		12,253,359

Bermuda — 1.6%
Accenture, Ltd. (Class “A” Stock)(a)	193,700	3,504,033
Weatherford International, Ltd.(a)	141,800	5,941,420

		9,445,453

Brazil — 0.5%
Unibanco — Uniao de Bancos Brasileiros SA, ADR	155,300	2,664,948

Finland — 1.0%
Nokia Oyj	338,100	5,567,605

France — 2.8%
TotalFinaElf SA	108,085	16,334,108

Republic of Germany — 3.2%
Deutsche Boerse AG	224,839	11,910,478
SAP AG, ADR	210,900	6,162,498

		18,072,976

Hong Kong — 2.9%
China Merchants Holdings International Co., Ltd.	4,458,367	4,002,048
China Oilfield Services, Ltd. (Class “H” Stock)	14,077,500	3,159,163
Cosco Pacific, Ltd.	9,210,000	9,625,552

		16,786,763

Israel — 1.1%
Teva Pharmaceutical Industries, Ltd., ADR	106,400	6,057,352

Italy — 2.9%
Eni SpA(b)	386,300	5,842,310
Riunione Adriatica di Sicurta SpA(b)	391,543	5,939,589
Tod’s SpA	155,722	4,842,534

		16,624,433

Japan — 6.7%
Canon, Inc.	175,000	8,030,398
Funai Electric Co., Ltd.	23,700	2,644,847
Lawson, Inc.	101,000	2,775,765
Mitsubishi Corp.	1,853,000	12,854,874
Nippon Telegraph & Telephone Corp.	1,411	5,534,716
Sohgo Security Services Co., Ltd.	224,100	2,700,584
Tokyo Gas Co., Ltd.	1,229,000	3,531,168

		38,072,352

Mexico — 2.8%
Grupo Financiero BBVA Bancomer, SA de CV(a)	6,368,900	5,394,991
Telefonos de Mexico, SA de CV (Class “L” Stock), ADR(b)	337,900	10,616,818

		16,011,809

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Netherlands — 0.9%
ING Groep NV	291,000	$5,055,988

South Korea — 1.8%
Samsung Electronics Co., Ltd.	35,200	10,461,281

Spain — 3.3%
Banco Popular Espanol SA	214,449	10,835,546
Telefonica SA(a)	685,182	7,954,835

		18,790,381

Switzerland — 0.8%
UBS AG	80,800	4,494,688

Taiwan — 1.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	6,511,000	10,723,115

United Kingdom — 14.4%
AstraZeneca PLC, ADR	138,100	5,630,337
Bunzl PLC	766,600	5,373,104
Exel PLC	1,076,302	11,047,083
GKN PLC	1,736,846	6,376,970
Hilton Group PLC	2,485,800	7,547,569
HSBC Holdings PLC	231,100	2,730,461
Reckitt Benckiser PLC	239,500	4,394,742
Royal Bank of Scotland Group PLC	498,605	13,987,131
Signet Group PLC	4,366,000	6,502,106
Tesco PLC	1,827,200	6,610,720
Vodafone Group PLC	6,352,154	12,421,168

		82,621,391

United States — 43.4%
Abbott Laboratories	96,800	4,235,968
Allergan, Inc.	98,600	7,602,060
American International Group, Inc.	61,500	3,393,570
Amgen, Inc.(a)	177,400	11,786,456
Analog Devices, Inc.(a)	80,800	2,813,456
Bank of New York Co., Inc.	265,500	7,633,125
Bed Bath & Beyond, Inc.(a)	223,700	8,681,797
BJ Services Co.(a)	247,400	9,242,864
Boise Cascade Corp.	132,400	3,164,360
Cisco Systems, Inc.(a)	385,600	6,435,664
Citigroup, Inc.	320,700	13,725,960
Clear Channel Communications, Inc.(a)	127,800	5,417,442
Colgate-Palmolive Co.(b)	47,800	2,770,010
Comcast Corp. (Special Class “A” Stock)(a)	140,800	4,059,264
Dell Computer Corp.(a)	146,300	4,675,748
First Data Corp.	164,600	6,821,024
Forest Laboratories, Inc.(a)	152,200	8,332,950
Gilead Sciences, Inc.(a)	128,900	7,164,262
Goldman Sachs Group, Inc.	123,500	10,343,125
InterActiveCorp(a)(b)	456,900	18,079,533
International Paper Co.	145,200	5,187,996
Kohl’s Corp.(a)	96,000	4,932,480
McKesson Corp.	161,200	5,761,288
MedImmune, Inc.(a)	82,400	2,996,888
Microsoft Corp.	379,400	9,716,434
Morgan Stanley	117,100	5,006,025
Omnicom Group, Inc.	117,500	8,424,750

SEE NOTES TO FINANCIAL STATEMENTS.

B37

GLOBAL PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
United States (Cont’d.)
Pfizer, Inc.	351,260	$11,995,529
Procter & Gamble Co.	43,200	3,852,576
Smith International, Inc.(a)(b)	256,300	9,416,462
Starbucks Corp.(a)	38,500	944,020
State Street Corp.(b)	115,100	4,534,940
Texas Instruments, Inc.	279,100	4,912,160
Univision Communications, Inc. (Class “A” Stock)(a)(b)	237,300	7,213,920
Viacom, Inc. (Class “B” Stock)(a)	64,100	2,798,606
Wal-Mart Stores, Inc.	160,000	8,587,200
Wendy’s International, Inc.	179,400	5,197,218

		247,857,130

TOTAL COMMON STOCKS (cost $519,031,326)		537,895,132

WARRANT(a) — 0.5%	Units
United Kingdom
Deutsche Bank 5 Year Equity (expiring 3/21/08) (cost $2,435,044)	369,500	2,639,240

PREFERRED STOCK — 1.5%	Shares
Germany
Porsche AG (cost $ 9,075,154)	20,883	8,848,983

TOTAL LONG-TERM INVESTMENTS (cost $530,541,524)		549,383,355

SHORT-TERM INVESTMENTS — 10.4%
Mutual Fund
Prudential Core Investment Fund —Taxable Money Market Series (cost $59,142,087; Note 4)(c)	59,142,087	59,142,087

OUTSTANDING OPTION PURCHASED(a)	Contracts
Put Option
AstraZeneca PLC, (expiring 7/18/03 @ $40.00) (cost $16,335)	363	34,049

TOTAL SHORT-TERM INVESTMENTS (cost $59,158,422)		59,176,136

TOTAL INVESTMENTS BEFORE OUTSTANDING OPTION WRITTEN — 106.5% (cost $589,699,946; Note 6)		608,559,491

OUTSTANDING OPTION WRITTEN(a)
Call Option
AstraZeneca PLC (expiring 7/18/03 @ $50.00) (premium received $3,630)	363	(326)

Value (Note 2)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTION WRITTEN — 106.5%	$608,559,165
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.5)%	(37,121,124)

TOTAL NET ASSETS — 100.0%	$571,438,041

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2003 were as follows:

Mutual Funds	10.4%
Pharmaceuticals	7.7%
Communications Equipment	5.8%
Capital Markets	5.5%
Commercial Banks	5.2%
Energy Equipment & Services	4.9%
Media	4.8%
Diversified Telecommunication Services	4.2%
Biotechnology	4.1%
Oil & Gas	3.9%
Diversified Financial Services	3.3%
Food & Staples Retailing	3.1%
Internet & Catalog Retail	3.1%
Software	2.8%
Specialty Retail	2.7%
Hotels, Restaurants & Leisure	2.3%
Trading Companies & Distributors	2.2%
Wireless Telecommunication Services	2.2%
Diversified Financials	2.0%
Air Freight & Logistics	1.9%
Household Products	1.9%
IT Services	1.8%
Transportation Infrastructure	1.7%
Paper & Forest Products	1.7%
Insurance	1.7%
Automobiles	1.5%
Metals & Mining	1.5%
Commercial Services & Supplies	1.4%
Office Electronics	1.4%
Semiconductors & Semiconductor Equipment	1.4%
Auto Components	1.1%
Banks	1.0%
Textiles & Apparel	0.9%
Multiline Retail	0.9%
Computers & Peripherals	0.8%
Health Care Providers & Services	0.7%
Industrial Conglomerates	0.7%
Containers & Packaging	0.7%
Gas Utilities	0.6%
Household Durables	0.5%
Airlines	0.5%

106.5%
Liabilities in excess of other assets	(6.5)%

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B38

GLOBAL PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

SEE NOTES TO FINANCIAL STATEMENTS.

The following abbreviations are used in portfolio descriptions:

ADR	American Depository Receipt

(a)	Non-income producing security.

(b)	Portion of securities on loan with an aggregate market value of $45,110,702; cash collateral of $46,367,350 was received with which the portfolio purchased securities.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

B39

GOVERNMENT INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 95.2%	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Asset Backed Securities — 7.1%
Bear Stearns Commercial Mortgage, Series 2000-WF1, Class A1	7.64%	02/15/32	$2,563	$2,893,572
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A1	7.739%	05/17/32	2,240	2,554,508
First Union National Bank Commercial Mortgage Trust, Series 2000-C2, Class A1	6.94%	10/15/32	2,560	2,867,493
First Union-Lehman Brothers Commercial Mortgage Trust, Series 1997-C1, Class A3	7.38%	04/18/29	5,500	6,318,903
GS Mortgage Securities Corp. II, Series 2003-C1, Class A3	4.608%	01/10/40	6,800	7,007,340
KeyCorp., Series 2000-C1, Class A2	7.727%	05/17/32	3,000	3,679,731
MBNA Master Credit Card Trust, Series 1999-J, Class A	7.00%	02/15/12	3,200	3,838,721
Merrill Lynch Mortgage Investors, Inc., Series 1996-C1, Class A3	7.42%	04/25/28	516	531,038
Morgan Stanley Capital I, Inc., Series 1996-WF1, Class A2	7.387%	11/15/28	1,094	1,099,999
Morgan Stanley Dean Witter Capital, Inc., Series 2001-TOP1, Class A2	6.32%	02/15/33	2,746	3,047,151
Mortgage Capital Funding, Inc., Series 1998-MC2, Class A1	6.325%	06/18/30	1,534	1,644,147
Westpac Securitization Trust Limited, Series 1998-1G, Class A (Australia)(c)(d)	1.469%	07/19/29	1,259	1,260,737

				36,743,340

Collateralized Mortgage Obligations — 7.6%
Federal Home Loan Mortgage Corp., Series 2513, Class HC	5.00%	10/15/17	2,339	2,421,470
Federal Home Loan Mortgage Corp., Series 2501, Class MC	5.50%	09/15/17	2,000	2,118,360
Federal Home Loan Mortgage Corp., Series 2496, Class PM	5.50%	09/15/17	2,819	2,970,445
Federal Home Loan Mortgage Corp., Series 2518, Class PV	5.50%	06/15/19	1,920	2,024,179
Federal Home Loan Mortgage Corp., Series 2609, Class AK	5.50%	06/15/32	5,128	5,137,687
Federal Home Loan Mortgage Corp., Series 2544, Class T	5.50%	12/15/32	3,001	3,008,558
Federal Home Loan Mortgage Corp., Series 1624, Class M	6.00%	12/15/08	1,386	1,387,287
Federal National Mortgage Association, Series 2002-63, Class UA	4.00%	11/25/10	2,482	2,493,351
Federal National Mortgage Association, Series 2002-94, Class HQ	4.50%	01/25/18	6,419	6,552,791
Federal National Mortgage Association, Series 2002-18, Class PC	5.50%	04/25/17	5,000	5,347,585
Federal National Mortgage Association, Series 2002-57, Class ND	5.50%	09/25/17	2,600	2,747,561
Federal National Mortgage Association, Series 1993-76, Class B	6.00%	06/25/08	943	950,075
Federal National Mortgage Association, Series 1993-136, Class PD	6.25%	11/25/21	538	538,449
Washington Mutual, Series 2002-AR4, Class A7	5.55%	04/26/32	1,487	1,510,724

				39,208,522

Mortgage Pass-Throughs — 31.2%
Federal Home Loan Mortgage Corp.	6.50%	06/01/08-09/01/32	5,097	5,357,056
Federal Home Loan Mortgage Corp.	7.00%	06/01/08-10/01/32	8,557	9,066,576
Federal National Mortgage Association	4.50%	TBA	16,000	16,320,000
Federal National Mortgage Association	5.00%	TBA	5,500	5,587,659
Federal National Mortgage Association	5.50%	01/01/17-04/01/17	943	979,559
Federal National Mortgage Association	5.50%	TBA	2,000	2,066,876
Federal National Mortgage Association	6.00%	11/01/14	3,052	3,193,026
Federal National Mortgage Association	6.00%	TBA	17,400	18,161,250
Federal National Mortgage Association	6.30%	03/01/11	2,620	2,988,768
Federal National Mortgage Association	6.50%	07/01/08-10/01/32	20,530	21,540,718
Federal National Mortgage Association	6.50%	TBA	26,900	28,051,643
Federal National Mortgage Association	7.00%	02/01/12-02/01/32	11,955	12,612,314
Federal National Mortgage Association	7.00%	TBA	12,000	12,637,500
Federal National Mortgage Association	7.50%	12/01/05-10/01/12	2,696	2,870,127
Federal National Mortgage Association	8.00%	03/01/22-05/01/26	203	220,580
Federal National Mortgage Association	9.00%	02/01/25-04/01/25	907	1,002,046
Government National Mortgage Association	6.50%	07/15/32-08/15/32	3,187	3,346,917
Government National Mortgage Association	7.00%	03/15/23-08/15/28	9,631	10,230,565
Government National Mortgage Association	7.50%	12/15/25-02/15/26	2,525	2,696,655
Government National Mortgage Association	8.50%	09/15/24-04/15/25	2,278	2,489,330

				161,419,165

SEE NOTES TO FINANCIAL STATEMENTS.

B40

GOVERNMENT INCOME PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS (Continued)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Municipal Bond — 0.7%
New Jersey Economic Development Authority, Series A(b)	7.425%	02/15/29	$2,724	$3,541,663

U.S. Government & Agency Obligations — 48.6%
Federal Farm Credit Bank	5.90%	01/10/05	5,000	5,347,685
Federal Home Loan Bank(d)	4.673%	02/20/07	2,000	2,141,520
Federal Home Loan Mortgage Corp.	3.50%	04/01/08	9,450	9,657,503
Federal Home Loan Mortgage Corp.(a)	3.875%	06/14/13	13,500	13,541,391
Federal Home Loan Mortgage Corp.	4.375%	02/04/10	40,310	41,543,325
Federal Home Loan Mortgage Corp.(a)	4.50%	01/15/13	19,275	20,248,137
Federal Home Loan Mortgage Corp.	5.25%	11/05/12	6,250	6,591,025
Federal National Mortgage Association	Zero	02/15/06	15,364	14,640,432
Federal National Mortgage Association	4.625%	05/01/13	12,150	12,495,291
Federal National Mortgage Association	5.25%	01/15/09	10,000	11,228,210
Federal National Mortgage Association	5.50%	07/18/12	12,000	12,684,924
Small Business Administration Participation Certificates, Series 1988-J20	6.00%	09/01/18	5,806	6,380,492
Small Business Administration Participation Certificates, Series 1997-G20	6.85%	07/01/17	3,098	3,470,170
Small Business Administration Participation Certificates, Series 1997-A20	7.15%	01/01/17	11,591	13,026,793
Small Business Administration Participation Certificates, Series 1996-J20	7.20%	10/01/16	11,362	12,768,995
United States Treasury Bonds(a)	5.50%	08/15/28	23,850	26,828,460
United States Treasury Notes(a)	1.25%	05/31/05	15,500	15,490,917
United States Treasury Notes	1.625%	03/31/05	1,450	1,459,969
United States Treasury Notes	3.625%	05/15/13	320	322,500
United States Treasury Notes	3.875%	01/15/09	14,010	16,045,964
United States Treasury Strips, P/O	Zero	05/15/17	9,600	5,178,067

				251,091,770

TOTAL LONG-TERM INVESTMENTS (cost $472,373,233)				492,004,460

SHORT-TERM INVESTMENTS — 35.9%			Shares
Mutual Fund
Prudential Core Investment Fund — Taxable Money Market Series(e) (cost $185,216,265; Note 4)			185,216,265	185,216,265

TOTAL INVESTMENTS — 131.1% (cost $657,589,498; Note 6)				677,220,725
VARIATION MARGIN ON OPEN FUTURES CONTRACTS(f)				183,176
LIABILITIES IN EXCESS OF OTHER ASSETS — (31.1)%				(160,793,357)

TOTAL NET ASSETS — 100.0%				$516,610,544

The following abbreviation is used in portfolio descriptions:

P/O	Principal Only
TBA	Securities purchased on a forward commitment basis

(a)	Portion of securities on loan with an aggregate market value of $66,958,558; cash collateral of $77,525,601 was received with which the portfolio purchased securities.

(b)	Security segregated as collateral for futures contracts.

(c)	US$ Denominated Foreign Bonds.

(d)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2003.

(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

SEE NOTES TO FINANCIAL STATEMENTS.

B41

GOVERNMENT INCOME PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

(f)	Open futures contracts as of June 30, 2003 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2003	Unrealized Appreciation (Depreciation)
Long Positions:
112	U.S Treasury 5 Yr. Notes	Sep 03	$12,954,687	$12,894,000	$(60,687)
701	U.S Treasury Bonds	Sep 03	83,037,634	82,257,969	(779,665)

					(840,352)
Short Positions:
962	U.S Treasury 10 Yr. Notes	Sep 03	114,017,203	112,974,875	1,042,328

					$201,976

SEE NOTES TO FINANCIAL STATEMENTS.

B42

HIGH YIELD BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 97.6% CORPORATE BONDS — 89.3%	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Aerospace/Defense — 1.7%
Esterline Technologies Corp., Sr. Sub. Notes	B1	7.75%	06/15/13	$4,500	$4,612,500
K&F Industries, Inc., Sr. Sub. Notes	B3	9.625%	12/15/10	1,500	1,665,000
K&F Industries, Inc., Sr. Sub. Notes, Ser. B	B3	9.25%	10/15/07	4,900	5,108,250
L-3 Communications Corp., Sr. Sub. Notes	Ba3	7.625%	06/15/12	4,750	5,225,000
Sequa Corp., Sr. Notes	B1	8.875%	04/01/08	2,000	2,090,000
Vought Aircraft Industries, Inc., Sr. Notes	B2	8.00%	07/15/11	3,300	3,316,500

					22,017,250

Asset Backed Security — 0.1%
Inner Harbor CBO, Sub. Bond, Ser. 2001-1A, Class B2 (Cayman Islands)	Ba2	11.19%	06/15/13	2,000	1,000,000

Building & Construction — 2.3%
American Standard, Inc., Gtd. Notes	Ba2	7.375%	04/15/05	3,000	3,180,000
Beazer Homes USA, Inc., Sr. Notes	Ba2	8.625%	05/15/11	1,820	2,015,650
D.R. Horton, Inc., Gtd. Notes(b)	Ba1	8.00%	02/01/09	3,000	3,337,500
D.R. Horton, Inc., Sr. Notes	Ba1	8.50%	04/15/12	3,250	3,656,250
KB HOME, Sr. Sub. Notes(b)	Ba3	8.625%	12/15/08	2,800	3,178,000
New Millenium Homes LLC, Sr. Notes(e)	NR	11.75%	12/31/07	2,781	1,390,500
Nortek, Inc., Sr. Sub. Notes, Ser. B	B3	9.875%	06/15/11	3,980	4,188,950
Toll Corp., Sr. Sub. Notes	Ba2	8.25%	02/01/11	4,150	4,627,250
WCI Communities, Inc., Gtd. Notes	Ba3	9.125%	05/01/12	4,000	4,260,000

					29,834,100

Cable — 2.7%
Avalon Cable Holdings, Sr. Disc. Notes, Zero Coupon (until 12/01/03)	Caa1	11.875%	12/01/08	5,000	4,781,250
Callahan Nordrhein-Westfalen, Sr. Disc. Notes, Zero Coupon (until 07/15/05) (Germany)(c)	Ca	16.00%	07/15/10	7,000	175,000
Charter Communications Holdings, Sr. Disc. Notes, Zero Coupon (until 05/15/06)	Ca	11.75%	05/15/11	3,150	1,590,750
Charter Communications Holdings, Sr. Notes(b)	Ca	8.625%	04/01/09	4,675	3,366,000
Charter Communications Holdings, Sr. Notes(b)	Ca	9.625%	11/15/09	3,150	2,299,500
Charter Communications Holdings, Sr. Notes	Ca	10.00%	04/01/09	1,000	765,000
Charter Communications Holdings, Sr. Notes(b)	Ca	10.00%	05/15/11	6,675	4,806,000
Charter Communications Holdings, Sr. Notes	Ca	10.25%	01/15/10	2,235	1,687,425
Charter Communications Holdings, Sr. Notes	Ca	10.75%	10/01/09	1,700	1,317,500
Charter Communications Holdings, Sr. Notes(b)	Ca	11.125%	01/15/11	800	620,000
CSC Holdings, Inc., Sr. Notes, Ser. B	B1	7.625%	04/01/11	150	151,500
CSC Holdings, Inc., Sr. Sub. Debs.	B2	10.50%	05/15/16	1,769	1,928,210
Mediacom Broadband LLC, Gtd. Notes	B2	11.00%	07/15/13	2,000	2,225,000
Mediacom LLC, Sr. Notes	B2	7.875%	02/15/11	2,000	1,990,000
NTL, Inc., Debs.	Caa2	11.20%	11/15/07	5,450	5,320,563
United Pan-Europe Communications NV, Sr. Disc. Notes, Ser. B, Zero Coupon (until 02/01/05)(c)	Ca	13.75%	02/01/10	3,000	412,500
United Pan-Europe Communications NV, Sr. Disc. Notes, Ser. B, Zero Coupon (until 08/01/04)(c)	Ca	12.50%	08/01/09	7,610	1,141,500

					34,577,698

Chemicals — 3.6%
Avecia Group PLC, Gtd. Notes (United Kingdom)	Caa1	11.00%	07/01/09	450	407,250
Equistar Chemicals LP, Gtd. Note(b)	B1	10.125%	09/01/08	1,465	1,508,950
Equistar Chemicals LP, Sr. Note(b)	B1	10.625%	05/01/11	2,500	2,562,500
Huntsman Advanced Materials LLC, Sr. Sec’d. Notes	B2	11.00%	07/15/10	4,500	4,680,000
Huntsman ICI Chemical, Sr. Sub. Notes	Caa1	10.125%	07/01/09	11,445	10,987,200
IMC Global, Inc., Gtd. Notes, Ser. B	B1	10.875%	06/01/08	1,000	1,040,000
IMC Global, Inc., Gtd. Notes, Ser. B	B1	11.25%	06/01/11	785	816,400
IMC Global, Inc., Notes	B2	6.55%	01/15/05	780	811,200
ISP Chemco, Inc., Gtd. Notes, Ser. B	B2	10.25%	07/01/11	3,200	3,616,000
Lyondell Chemical Co., Sec’d. Notes	Ba3	9.50%	12/15/08	245	232,750

SEE NOTES TO FINANCIAL STATEMENTS.

B43

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Chemicals (Cont’d.)
Lyondell Chemical Co., Sec’d. Notes(b)	Ba3	10.50%	06/01/13	$2,500	$2,500,000
Lyondell Chemical Co., Sec’d. Notes, Ser. B(b)	Ba3	9.875%	05/01/07	2,385	2,337,300
Lyondell Chemical Co., Sr. Sub. Notes	B2	10.875%	05/01/09	2,555	2,376,150
OM Group, Inc., Sr. Sub. Notes(b)	Caa2	9.25%	12/15/11	9,625	9,384,375
Rhodia SA, Sr. Sub. Notes (France)(b)	Ba3	8.875%	06/01/11	3,080	3,187,800

					46,447,875

Consumer Products & Services — 0.7%
Coinmach Corp., Sr. Notes	B2	9.00%	02/01/10	4,510	4,825,700
Goodyear Tire & Rubber Co., Notes(b)	B1	7.857%	08/15/11	1,500	1,095,000
Jacuzzi Brands, Inc., Sr. Sec’d. Notes	B3	9.625%	07/01/10	3,550	3,550,000

					9,470,700

Containers — 3.6%
Anchor Glass Container Corp., Sr. Sec’d. Notes(b)	B2	11.00%	02/15/13	2,150	2,348,875
Berry Plastics Corp., Gtd. Notes	B3	10.75%	07/15/12	2,920	3,212,000
BWAY Corp., Sr. Sub. Notes	B3	10.00%	10/15/10	4,500	4,567,500
Crown European Holdings SA, Sec’d. Notes (France)	B1	9.50%	03/01/11	3,750	4,050,000
Graham Packaging, Sr. Disc. Notes, Ser. B, Zero Coupon (until 01/15/03)	Caa2	10.75%	01/15/09	10,600	10,918,000
Greif Brothers Corp., Sr. Sub. Notes	B2	8.875%	08/01/12	5,250	5,643,750
Owens-Brockway, Sr. Sec’d. Notes	B1	7.75%	05/15/11	6,650	7,032,375
Owens-Brockway, Sr. Sec’d. Notes	B1	8.75%	11/15/12	1,255	1,361,675
Silgan Holdings, Inc., Sr. Sub. Debs.	B1	9.00%	06/01/09	6,665	6,898,275
United States Can Corp., Sr. Gtd. Sub. Notes, Ser. B	Caa1	12.375%	10/01/10	940	653,300

					46,685,750

Energy — 11.1%
AmeriGas Partners LP, Sr. Notes, Ser. C	B2	8.875%	05/20/11	2,950	3,215,500
Aquila, Inc., Sr. Notes(b)	Caa1	9.95%	02/01/11	1,500	1,320,000
Chesapeake Energy Corp., Sr. Notes	Ba3	8.125%	04/01/11	3,000	3,232,500
El Paso Corp., Sr. Notes(b)	Caa1	7.00%	05/15/11	3,680	3,348,800
El Paso Energy Partners LP, Sr. Sub. Notes, Ser. B	B1	8.50%	06/01/11	500	535,000
El Paso Production Holdings LP, Sr. Notes	B2	7.75%	06/01/13	12,200	12,169,500
Eott Energy Partners LP, Sr. Notes(c)	Caa2	11.00%	10/01/09	1,580	1,501,000
Ferrellgas Partners LP, Sr. Notes	B2	8.75%	06/15/12	1,400	1,519,000
Forest Oil Corp., Sr. Notes	Ba3	8.00%	06/15/08	1,250	1,337,500
Forest Oil Corp., Sr. Notes	Ba3	8.00%	12/15/11	3,100	3,332,500
Gazprom OAO, Notes (cost $5,640,785; purchased 02/21/03)(Russia)(b)	NR	9.625%	03/01/13	5,550	6,118,875
Gemstone Investors, Ltd., Gtd. Sr. Notes	Caa1	7.71%	10/31/04	2,655	2,641,725
GulfTerra Energy Partners LP, Gtd. Notes	B1	10.625%	12/01/12	725	837,375
GulfTerra Energy Partners LP, Sr. Sub. Notes	B1	6.25%	06/01/10	2,675	2,675,000
Hanover Equipment Trust, Sec’d. Notes	B2	8.50%	09/01/08	2,110	2,215,500
Hanover Equipment Trust, Sec’d. Notes	B2	8.75%	09/01/11	2,170	2,278,500
Houston Exploration Co., Sr. Sub. Notes	B2	7.00%	06/15/13	1,375	1,419,688
Houston Exploration Co., Sr. Sub. Notes	B2	8.625%	01/01/08	1,815	1,896,675
Leviathan Gas Pipeline, Sr. Gtd. Sub. Notes, Ser. B	B1	10.375%	06/01/09	2,000	2,135,000
Magnum Hunter Resources, Sr. Notes	B2	9.60%	03/15/12	2,225	2,447,500
Mirant Mid-Atlantic LLC, Pass-Thru Cert., Ser. A	B3	8.625%	06/30/12	3,158	3,126,361
Newfield Exploration Co., Sr. Sub. Notes(b)	Ba3	8.375%	08/15/12	7,000	7,883,750
Ocean Energy, Inc., Sr. Sub. Notes, Ser. B	Ba1	8.375%	07/01/08	3,000	3,138,750
Parker and Parsley, Sr. Notes	Ba1	8.875%	04/15/05	1,000	1,095,000
Parker Drilling Co., Sr. Notes, Ser. D	B1	9.75%	11/15/06	2,540	2,616,200
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	9.125%	10/13/10	3,350	4,053,500
Pioneer Natural Resources Co., Gtd. Notes	Ba1	7.50%	04/15/12	5,000	5,726,130
Plains All American Pipeline LP, Sr. Notes	Ba2	7.75%	10/15/12	4,620	5,174,400
Premcor Refining Group, Inc., Sr. Notes	Ba3	7.50%	06/15/15	925	911,125
Premcor Refining Group, Inc., Sr. Notes	Ba3	9.50%	02/01/13	4,025	4,447,625
Southern Energy, Sr. Notes(b)	Ca	7.40%	07/15/04	2,325	1,732,125
Southern Natural Gas Co., Sr. Notes(b)	B1	8.875%	03/15/10	2,900	3,161,000

SEE NOTES TO FINANCIAL STATEMENTS.

B44

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Energy (Cont’d.)
Stone Energy Corp., Sr. Sub. Notes	B2	8.25%	12/15/11	$7,000	$7,385,000
Tennessee Gas Pipeline Co., Debs.	B1	7.00%	03/15/27	3,530	3,574,125
Tennessee Gas Pipeline Co., Debs.(b)	B1	7.00%	10/15/28	2,125	2,021,406
Tennessee Gas Pipeline Co., Debs.	B1	7.625%	04/01/37	4,615	4,672,688
TransMontaigne, Inc., Sr. Sub. Notes	B3	9.125%	06/01/10	2,325	2,449,969
Vintage Petroleum, Inc., Sr. Sub. Notes	B1	8.625%	02/01/09	2,500	2,568,750
Vintage Petroleum, Inc., Sr. Sub. Notes	B1	9.75%	06/30/09	3,582	3,850,650
Williams Cos., Inc., Notes(b)	B3	7.125%	09/01/11	4,475	4,363,125
Williams Cos., Inc., Notes	B3	8.125%	03/15/12	5,045	5,171,125
Williams Cos., Inc., Notes	B3	9.25%	03/15/04	4,130	4,233,250
Williams Cos., Inc., Sr. Notes	B3	8.625%	06/01/10	3,275	3,422,375

					142,955,567

Food & Beverage — 2.0%
Agrilink Foods, Inc., Sr. Gtd. Notes	B3	11.875%	11/01/08	1,860	2,004,150
Carrols Corp., Sr. Gtd. Notes	B3	9.50%	12/01/08	2,885	2,805,662
Del Monte Corp., Sr. Sub. Notes	B2	8.625%	12/15/12	2,700	2,862,000
Dole Foods Co., Sr. Notes	B2	8.625%	05/01/09	2,400	2,538,000
Dole Foods Co., Sr. Notes	B2	8.875%	03/15/11	1,995	2,114,700
FRI-MRD Corp., Debs.(e)	NR	12.00%	01/31/05	2,430	1,579,728
Homeland Stores, Inc., Sr. Notes(c)(e)	NR	10.00%	08/01/03	4,260	170,400
National Restaurant Enterprises Holdings, Inc., Sr. Notes(c)	Caa2	10.75%	11/15/07	269	26,875
National Restaurant Enterprises Holdings, Inc., Sr. Notes(c)	Caa2	13.00%	05/15/08	286	28,625
Smithfield Foods, Inc., Notes	Ba2	7.75%	05/15/13	900	965,250
Smithfield Foods, Inc., Sr. Notes(b)	Ba2	8.00%	10/15/09	2,560	2,771,200
Sun World International, Inc., Gtd. Notes, Ser. B(c)	Caa1	11.25%	04/15/04	1,050	693,000
Tricon Global Restaurants, Inc, Sr. Notes	Ba1	7.45%	05/15/05	1,000	1,075,000
Tricon Global Restaurants, Inc., Sr. Notes	Ba1	8.875%	04/15/11	5,000	5,925,000

					25,559,590

Gaming — 5.6%
Argosy Gaming Co., Sr. Sub. Notes	B2	9.00%	09/01/11	810	874,800
Aztar Corp., Sr. Sub. Notes	Ba3	8.875%	05/15/07	1,250	1,304,688
Boyd Gaming Corp., Sr. Sub. Notes(b)	B1	8.75%	04/15/12	1,500	1,642,500
Circus Circus, Debs.	Ba2	6.70%	11/15/96	1,680	1,696,800
Circus Enterprises, Inc., Sr. Notes(b)	Ba2	6.45%	02/01/06	1,220	1,262,700
Coast Hotels & Casinos, Inc., Sr. Sub. Notes	B2	9.50%	04/01/09	2,000	2,140,000
Harrah’s Operating Co., Inc., Sr. Gtd. Sub. Notes	Ba1	7.875%	12/15/05	3,000	3,262,500
Isle of Capri Casinos, Inc., Sr. Sub. Notes	B2	9.00%	03/15/12	1,430	1,558,700
Mandalay Resort Group, Sr. Notes	Ba2	9.50%	08/01/08	2,250	2,576,250
MGM Grand, Inc., Gtd. Notes	Ba2	9.75%	06/01/07	10,051	11,407,885
MGM Mirage, Inc., Gtd. Notes	Ba1	8.50%	09/15/10	1,410	1,656,750
Mohegan Tribal Gaming Authority, Sr. Sub. Notes	Ba3	8.00%	04/01/12	1,695	1,830,600
Park Place Entertainment Corp., Sr. Notes	Ba1	7.50%	09/01/09	5,700	6,241,500
Park Place Entertainment Corp., Sr. Sub. Notes	Ba2	7.875%	12/15/05	3,500	3,731,875
Park Place Entertainment Corp., Sr. Sub. Notes(b)	Ba2	8.125%	05/15/11	1,530	1,679,175
Park Place Entertainment Corp., Sr. Sub. Notes	Ba2	9.375%	02/15/07	355	393,162
Station Casinos, Inc., Sr. Sub. Notes(b)	B2	9.875%	07/01/10	6,350	6,985,000
Sun International Hotels, Ltd., Sr. Sub. Notes (Bahamas)	B2	8.875%	08/15/11	5,980	6,473,350
Venetian Casino Resort LLC, Second Mtge. Notes(b)	B3	11.00%	06/15/10	8,460	9,538,650
Wynn Las Vegas LLC, Second Mtge. Notes	B3	12.00%	11/01/10	5,050	5,580,250

					71,837,135

Healthcare — 8.2%
ALARIS Medical, Inc., Sr. Disc. Notes, Zero Coupon (until 08/01/03)	Caa2	11.125%	08/01/08	4,925	5,195,875
ALARIS Medical, Inc., Sr. Sec’d. Notes	B2	11.625%	12/01/06	1,500	1,822,500
ALARIS Medical, Inc., Sr. Sub. Notes	B3	7.25%	07/01/11	3,000	3,037,500
Alliance Imaging, Inc., Sr. Sub. Notes(b)	B3	10.375%	04/15/11	2,000	2,090,000
Columbia/HCA Healthcare Corp., Debs.	Ba1	7.50%	12/15/23	600	614,539

SEE NOTES TO FINANCIAL STATEMENTS.

B45

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Healthcare (Cont’d.)
Columbia/HCA Healthcare Corp., M.T.N.	Ba1	8.70%	02/10/10	$3,000	$3,573,123
Columbia/HCA Healthcare Corp., M.T.N.	Ba1	8.85%	01/01/07	1,464	1,676,674
Columbia/HCA Healthcare Corp., Notes	Ba1	9.00%	12/15/14	4,000	4,834,576
Columbia/HCA Healthcare Corp., Sr. Notes	Ba1	8.36%	04/15/24	2,000	2,251,786
Concentra Operating Corp., Sr. Gtd. Sub. Notes	B3	13.00%	08/15/09	2,317	2,595,040
Coventry Health Care, Inc., Sr. Notes	Ba3	8.125%	02/15/12	2,800	3,038,000
Fresenius Medical Care Trust, Gtd. Notes	Ba2	7.875%	06/15/11	3,000	3,165,000
Fresenius Medical Care Trust, Sr. Notes	NR	7.875%	02/01/08	2,250	2,368,125
Hanger Orthopedic Group, Inc., Gtd. Notes	B2	10.375%	02/15/09	1,000	1,105,000
Hanger Orthopedic Group, Inc., Sr. Sub. Notes(b)	B3	11.25%	06/15/09	1,785	1,927,800
Harborside Healthcare Corp., Gtd. Notes, Zero Coupon (until 08/01/04)(c)(e)	D	12.00%	08/01/07	1,475	280,250
HCA, Inc., Notes	Ba1	7.125%	06/01/06	7,220	7,849,115
HEALTHSOUTH Corp., Sr. Notes(b)(c)	Caa2	6.875%	06/15/05	2,300	1,828,500
HEALTHSOUTH Corp., Sr. Notes(b)(c)	Caa2	7.375%	10/01/06	750	588,750
HEALTHSOUTH Corp., Sr. Notes(b)(c)	Caa2	8.50%	02/01/08	2,000	1,570,000
La Quinta Properties, Inc., Sr. Notes	Ba3	8.875%	03/15/11	3,725	3,967,125
Magellan Health Services, Inc., Sr. Notes(b)(c)	Caa3	9.375%	11/15/07	6,770	6,770,000
MedQuest, Inc., Sr. Sub. Notes	B3	11.875%	08/15/12	4,050	4,212,000
Omnicare, Inc., Sr. Sub. Notes(b)	Ba2	6.125%	06/01/13	2,375	2,422,500
Res-Care, Inc., Sr. Notes	B2	10.625%	11/15/08	2,400	2,256,000
Rotech Healthcare, Inc., Sr. Sub. Notes	B2	9.50%	04/01/12	2,760	2,835,900
Select Medical Corp., Sr. Sub. Notes(b)	B2	9.50%	06/15/09	2,415	2,623,294
Senior Housing Properties Trust, Sr. Notes	Ba2	8.625%	01/15/12	10,100	10,756,500
Service Corp. International, Debs.(b)	B1	7.875%	02/01/13	2,000	2,000,000
Service Corp. International, Notes	B1	6.00%	12/15/05	473	476,548
Service Corp. International, Notes	B1	6.50%	03/15/08	2,750	2,688,125
Tenet Healthcare Corp., Sr. Notes	Ba3	6.375%	12/01/11	1,125	1,053,281
Tenet Healthcare Corp., Sr. Notes	Ba3	6.50%	06/01/12	2,950	2,736,125
Triad Hospitals Holding, Sr. Notes, Ser. B	B1	8.75%	05/01/09	1,100	1,170,125
Triad Hospitals Holding, Sr. Sub. Notes	B2	11.00%	05/15/09	4,555	5,021,887
Ventas Realty LP, Sr. Notes	Ba3	8.75%	05/01/09	2,000	2,160,000
Ventas Realty LP, Sr. Notes	Ba3	9.00%	05/01/12	900	981,000

					105,542,563

Industrials — 5.4%
Actuant Corp., Sr. Sub. Notes, Ser. A	B2	13.00%	05/01/09	780	912,600
Alliant Techsystems, Inc., Sr. Sub. Notes	B2	8.50%	05/15/11	1,910	2,120,100
Allied Waste of North America, Inc., Sr. Notes	Ba3	7.625%	01/01/06	1,250	1,295,312
Allied Waste of North America, Inc., Sr. Notes	Ba3	7.875%	01/01/09	4,560	4,770,900
Allied Waste of North America, Inc., Sr. Notes	Ba3	7.875%	04/15/13	4,075	4,263,469
Allied Waste of North America, Inc., Sr. Notes(b)	Ba3	8.50%	12/01/08	8,200	8,815,000
Allied Waste of North America, Inc., Sr. Notes(b)	B2	10.00%	08/01/09	3,810	4,048,125
Browning-Ferris Industries, Inc., Deb. Notes(b)	Ba3	7.40%	09/15/35	2,000	1,840,000
Gentek, Inc., Sr. Sub. Notes(c)	Ca	11.00%	08/01/09	3,385	29,619
International Wire Group, Inc., Sr. Sub. Notes	Caa1	11.75%	06/01/05	2,300	1,472,000
International Wire Group, Inc., Sr. Sub. Notes, Ser. B	Caa1	11.75%	06/01/05	700	448,000
Iron Mountain, Inc., Gtd. Notes	B2	8.625%	04/01/13	2,650	2,835,500
Joy Global, Inc., Gtd. Notes, Ser. B(b)	B2	8.75%	03/15/12	4,725	5,173,875
Manitowoc Co., Inc., Sr. Sub. Notes(b)	B2	10.50%	08/01/12	4,150	4,606,500
Motors & Gears, Inc., Sr. Notes	Caa1	10.75%	11/15/06	4,000	3,500,000
Rexnord Corp., Sr. Sub. Notes	B3	10.125%	12/15/12	3,575	3,932,500
Stellex Industries, Inc., Sr. Sub. Notes (cost $3,593,591; purchased 10/23/97)(c)(e)(f)	Caa3	9.50%	11/01/07	4,000	520
SPX Corp., Sr. Notes(b)	Ba3	6.25%	06/15/11	1,250	1,275,000
Terex Corp., Sr. Sub. Notes	B3	8.875%	04/01/08	650	676,000
Terex Corp., Sr. Sub. Notes	B3	9.25%	07/15/11	2,825	3,036,875
Terex Corp., Sr. Sub. Notes	B3	10.375%	04/01/11	3,445	3,806,725

SEE NOTES TO FINANCIAL STATEMENTS.

B46

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Industrials (Cont’d.)
Thermadyne Holdings Corp., Deb. Notes, Zero Coupon (until 06/01/03)(c)	C	1.00%	06/01/08	$2,375	$95
Tyco International Group SA, Notes	Ba2	6.125%	11/01/08	50	52,250
Tyco International Group SA, Notes(b)	Ba2	6.375%	10/15/11	3,475	3,666,125
Tyco International Group SA, Notes (Luxembourg)	Ba2	6.75%	02/15/11	1,600	1,696,000
United Rentals, Inc., Gtd. Notes, Ser. B	B2	9.25%	01/15/09	1,250	1,231,250
United Rentals, Inc., Gtd. Notes, Ser. B	B2	9.50%	06/01/08	3,475	3,492,375
United Rentals, Inc., Sr. Notes	B1	10.75%	04/15/08	1,000	1,092,500

					70,089,215

Lodging & Leisure — 4.5%
Extended Stay America, Inc., Sr. Sub. Notes	B2	9.875%	06/15/11	1,860	1,999,500
Felcor Lodging LP, Gtd. Notes	B1	8.50%	06/01/11	1,600	1,612,000
Felcor Lodging LP, Gtd. Notes(b)	B1	9.50%	09/15/08	6,170	6,370,525
Felcor Suites LP, Gtd. Notes	B1	7.375%	10/01/04	600	607,500
Hilton Hotels Corp., Notes	Ba1	7.625%	12/01/12	1,550	1,697,250
Hilton Hotels Corp., Sr. Notes	Ba1	7.50%	12/15/17	285	293,550
HMH Properties, Inc., Sr. Gtd. Notes, Ser. A(b)	Ba3	7.875%	08/01/05	1,000	1,017,500
HMH Properties, Inc., Sr. Gtd. Notes, Ser. B(b)	Ba3	7.875%	08/01/08	5,570	5,653,550
Host Marriott LP, Sr. Notes(b)	Ba3	9.50%	01/15/07	6,815	7,326,125
Intrawest Corp., Sr. Notes(b)	B1	10.50%	02/01/10	6,720	7,224,000
ITT Corp., Debs	Ba1	6.75%	11/15/05	3,030	3,162,581
ITT Corp., Sr. Sub. Notes, Ser. B	Ba1	7.375%	11/15/15	1,250	1,292,187
La Quinta Inns, Inc., Sr. Notes	Ba3	7.40%	09/15/05	1,000	1,037,500
Regal Cinemas, Inc., Sr. Sub. Notes, Ser. B	B2	9.375%	02/01/12	5,000	5,512,500
Royal Caribbean Cruises, Ltd., Sr. Notes (Liberia)(b)	Ba2	8.125%	07/28/04	1,185	1,220,550
Starwood Hotels & Resorts Worldwide, Inc., Notes	Ba1	7.375%	05/01/07	5,900	6,209,750
Starwood Hotels & Resorts Worldwide, Inc., Notes(b)	Ba1	7.875%	05/01/12	2,235	2,447,325
Vail Resorts, Inc., Gtd. Notes	B2	8.75%	05/15/09	3,500	3,657,500

					58,341,393

Media — 7.9%
Alliance Atlantis, Sr. Sub. Notes (Canada)	B1	13.00%	12/15/09	3,520	4,012,800
American Color Graphics, Inc., Gtd. Notes	B3	12.75%	08/01/05	4,500	4,511,250
American Media Operations, Inc., Gtd. Notes, Ser. B	B2	10.25%	05/01/09	1,510	1,630,800
CanWest Media, Inc., Sr. Sub. Notes (Canada)	B1	7.625%	04/15/13	1,500	1,593,750
CanWest Media, Inc., Sr. Sub. Notes (Canada)	B2	10.625%	05/15/11	3,000	3,420,000
Clear Channel Communications, Inc., Notes	Baa3	7.875%	06/15/05	3,200	3,521,696
Coaxial Communications, Inc., Notes	B3	10.00%	08/15/06	2,720	2,805,000
Dex Media East LLC, Sr. Sub. Notes	B3	12.125%	11/15/12	7,900	9,341,750
DirecTV Holdings, Sr. Notes	B1	8.375%	03/15/13	4,650	5,184,750
Echostar DBS Corp., Sr. Notes	Ba3	9.125%	01/15/09	7,960	8,895,300
Echostar DBS Corp., Sr. Notes	Ba3	10.375%	10/01/07	9,150	10,133,625
Entercom Radio LLC, Gtd. Notes	Ba3	7.625%	03/01/14	3,855	4,201,950
Gray Television, Inc., Sr. Sub. Notes	B3	9.25%	12/15/11	4,325	4,779,125
Moore NA Finance, Inc., Sr. Notes	B1	7.875%	01/15/11	2,300	2,397,750
Phoenix Color Corp., Sr. Sub. Notes	Caa2	10.375%	02/01/09	4,000	3,800,000
PRIMEDIA, Inc., Sr. Notes	B3	8.875%	05/15/11	2,000	2,105,000
Quebecor Media, Inc., Sr. Disc. Notes, Zero Coupon (until 07/15/06) (Canada)	B2	13.75%	07/15/11	3,125	2,593,750
Quebecor Media, Inc., Sr. Notes (Canada)	B2	11.125%	07/15/11	2,900	3,320,500
R.H. Donnelley Finance Corp., Sr. Sub. Notes(b)	B2	10.875%	12/15/12	3,025	3,524,125
Rogers Cable, Inc., Notes (Canada)	Ba2	6.25%	06/15/13	3,000	2,992,500
Sinclair Broadcast Group, Inc., Gtd. Notes	B2	8.00%	03/15/12	3,825	4,083,187
Sinclair Broadcast Group, Inc., Gtd. Notes	B2	8.00%	03/15/12	775	819,563
Sinclair Broadcast Group, Inc., Gtd. Notes(b)	B2	8.75%	12/15/11	2,500	2,743,750
Star Choice Communications, Sr. Sec’d. Notes (Canada)	B3	13.00%	12/15/05	2,750	2,935,625
Vertis, Inc., Gtd. Notes, Ser. B	B3	10.875%	06/15/09	1,700	1,700,000
Vertis, Inc., Sec’d. Notes	B3	9.75%	04/01/09	4,500	4,680,000

					101,727,546

SEE NOTES TO FINANCIAL STATEMENTS.

B47

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Metals & Mining — 1.7%
AK Steel Corp., Notes	B1	7.75%	06/15/12	$4,720	$3,917,600
AK Steel Corp., Sr. Notes	B1	7.875%	02/15/09	2,360	2,006,000
Arch Western Finance LLC, Sr. Notes	Ba2	6.75%	07/01/13	3,700	3,792,500
Century Aluminum Co., First Mtge. Notes	B1	11.75%	04/15/08	3,850	3,927,000
Peabody Energy Corp., Sr. Notes	Ba3	6.875%	03/15/13	3,975	4,163,812
Sheffield Steel Corp., Sr. Sec’d. Notes	NR	10.00%	04/30/07	916	549,360
UCAR Finance, Inc., Gtd. Notes	B3	10.25%	02/15/12	2,525	2,474,500
United States Steel LLC, Sr. Notes	B1	9.75%	05/15/10	600	609,000

					21,439,772

Paper & Forest Products — 3.7%
Cascades, Inc., Sr. Notes	Ba1	7.25%	02/15/13	850	888,250
Cascades, Inc., Sr. Notes (Canada)	Ba1	7.25%	02/15/13	3,010	3,168,025
Georgia-Pacific Corp., Debs.(b)	Ba3	7.70%	06/15/15	1,000	962,500
Georgia-Pacific Corp., Debs.	Ba3	8.625%	04/30/25	1,300	1,215,500
Georgia-Pacific Corp., Sr. Notes(b)	Ba3	8.125%	05/15/11	270	277,425
Georgia-Pacific Corp., Sr. Notes(b)	Ba2	9.375%	02/01/13	11,175	12,320,437
Louisiana-Pacific Corp., Sr. Notes	Ba1	8.50%	08/15/05	1,000	1,080,000
Norampac, Inc., Sr. Notes (Canada)	Ba2	6.75%	06/01/13	2,500	2,625,000
Riverwood International Corp., Gtd. Notes(b)	Caa1	10.875%	04/01/08	3,485	3,572,125
Riverwood International Corp., Sr. Notes	B3	10.625%	08/01/07	960	996,000
Smurfit-Stone Container Corp., Sr. Notes(b)	B2	7.50%	06/01/13	3,150	3,213,000
Smurfit-Stone Container Corp., Sr. Notes	B2	8.25%	10/01/12	9,000	9,652,500
Stone Container Corp., Sr. Notes	B2	8.375%	07/01/12	5,700	6,113,250
Stone Container Corp., Sr. Notes	B2	9.75%	02/01/11	430	470,850
Stone Container Corp., Sr. Sub Notes (Canada)	B2	11.50%	08/15/06	1,510	1,611,925

					48,166,787

Retail & Supermarkets — 2.8%
Ahold Finance USA, Inc., Notes(b)	B1	8.25%	07/15/10	1,225	1,255,625
AutoNation, Inc., Gtd. Notes(b)	Ba2	9.00%	08/01/08	375	416,250
Delhaize America, Inc., Gtd. Notes	Ba1	8.125%	04/15/11	6,860	7,511,700
Dillards, Inc., Notes, Ser. A(b)	Ba3	6.43%	08/01/04	760	763,800
DIMON, Inc., Gtd. Notes, Ser. B	Ba3	9.625%	10/15/11	850	935,000
Dominos, Inc., Sr. Sub. Notes(b)	B3	8.25%	07/01/11	1,750	1,806,875
JC Penney Co., Inc., Deb. Notes	Ba3	7.40%	04/01/37	3,565	3,716,512
JC Penney Co., Inc., Deb. Notes	Ba3	8.00%	03/01/10	2,350	2,461,625
Pantry, Inc., Sr. Notes	B3	10.25%	10/15/07	2,615	2,693,450
Rite Aid Corp., Deb. Notes(b)	Caa2	6.875%	08/15/13	1,435	1,241,275
Rite Aid Corp., Deb. Notes	Caa2	7.70%	02/15/27	1,870	1,542,750
Rite Aid Corp., Notes	Caa2	6.875%	12/15/28	2,800	2,184,000
Rite Aid Corp., Sr. Sec’d. Notes	B2	8.125%	05/01/10	3,175	3,286,125
Saks, Inc., Gtd. Notes	B1	7.375%	02/15/19	4,500	4,275,000
The Great Atlantic & Pacific Tea Co., Inc.(b)	B3	7.75%	04/15/07	1,340	1,252,900
Winn-Dixie Stores, Inc., Gtd. Notes(b)	Ba2	8.875%	04/01/08	645	683,700

					36,026,587

Technology — 4.0%
Amkor Technology, Inc., Sr. Notes(b)	B1	9.25%	02/15/08	1,670	1,736,800
Ampex Corp., Sec’d. Notes(c)	NR	12.00%	08/15/08	6,258	938,769
Avaya, Inc., Sec’d. Notes	B2	11.125%	04/01/09	1,000	1,095,000
Fairchild Semiconductor Corp., Gtd. Notes	B2	10.375%	10/01/07	3,750	3,944,550
Flextronics International, Ltd., Sr. Sub. Notes (Singapore)(b)	Ba2	6.50%	05/15/13	6,795	6,540,188
Flextronics International, Ltd., Sr. Sub. Notes (Singapore)(b)	Ba2	9.875%	07/01/10	845	925,275
Interact Operating Co., Inc., PIK(c)(e)	D	14.00%	08/01/03	3,086	30,856
Lucent Technologies, Inc., Notes(b)	Caa1	5.50%	11/15/08	3,450	2,906,625
Nortel Networks, Ltd., Notes (Canada)	B3	6.125%	02/15/06	685	664,450
ON Semiconductor Corp., Gtd. Notes	Caa1	13.00%	05/15/08	3,200	3,232,000

SEE NOTES TO FINANCIAL STATEMENTS.

B48

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Technology (Cont’d.)
Sanmina-SCI Corp., Sr. Sec’d. Note(b)	Ba2	10.375%	01/15/10	$2,375	$2,648,125
Seagate Technology International, Sr. Notes (Cayman Islands)	Ba2	8.00%	05/15/09	2,000	2,165,000
Unisys Corp., Sr. Notes	Ba1	7.25%	01/15/05	6,200	6,455,750
Unisys Corp., Sr. Notes	Ba1	8.125%	06/01/06	2,200	2,354,000
Xerox Capital Europe PLC, Gtd. Notes (United Kingdom)	B1	5.875%	05/15/04	4,950	4,974,750
Xerox Corp., Sr. Notes	B1	7.125%	06/15/10	3,500	3,495,625
Xerox Corp., Sr. Notes(b)	B1	7.625%	06/15/13	5,575	5,581,969
Xerox Corp., Sr. Notes	B1	9.75%	01/15/09	1,195	1,344,375

					51,034,107

Telecommunications — 6.1%
AT&T Broadband Corp., Notes	Baa3	8.375%	03/15/13	0	125
Bestel SA de CV, Sr. Disc. Notes (Mexico)(c)	NR	12.75%	05/15/05	900	90,000
Cellnet Data Systems, Inc., Sr. Disc. Notes (cost $2,566,560; purchased 01/26/99)(c)(e)(f)	NR	14.00%	10/01/07	3,680	37
Crown Castle International Corp., Sr. Notes(b)	B3	10.75%	08/01/11	2,990	3,259,100
Dobson Communications, Sr. Notes(b)	B3	10.875%	07/01/10	400	432,000
Nextel Communications, Inc., Sr. Disc. Notes	B3	9.95%	02/15/08	2,500	2,612,500
Nextel Communications, Inc., Sr. Disc. Notes	B3	10.65%	09/15/07	4,635	4,785,638
Nextel Communications, Inc., Sr. Notes(b)	B3	9.375%	11/15/09	1,445	1,551,569
Nextel Communications, Inc., Sr. Notes(b)	B3	9.50%	02/01/11	4,160	4,607,200
Nextel Communications, Inc., Term Loan B (cost $1,064,520; purchased 05/07/02)(f)(g)	NR	4.69%	06/30/08	1,241	1,236,151
Nextel Communications, Inc., Term Loan C (cost $1,064,520; purchased 05/07/02)(f)(g)	NR	4.94%	12/31/08	1,241	1,236,151
Qwest Capital Funding, Inc., Gtd. Notes(b)	Caa2	5.875%	08/03/04	4,175	3,997,562
Qwest Capital Funding, Inc., Gtd. Notes(b)	Caa2	6.25%	07/15/05	11,750	10,868,750
Qwest Capital Funding, Inc., Gtd. Notes(b)	Caa2	7.75%	08/15/06	8,350	7,765,500
Qwest Services Corp., Sr. Sec’d. Notes	CCC+	13.50%	12/15/10	11,335	12,808,550
Rogers Wireless Communications, Inc., Sec’d. Notes	Ba3	9.625%	05/01/11	1,300	1,495,000
Telus Corp., Notes (Canada)	Ba1	8.00%	06/01/11	6,210	7,172,550
Tritel PCS, Inc., Gtd. Notes	Baa2	10.375%	01/15/11	3,977	4,861,883
Triton PCS, Inc., Sr. Notes(b)	B2	8.50%	06/01/13	4,500	4,837,500
U.S. West Communications, Inc., Debs.(b)	Ba3	7.50%	06/15/23	2,000	1,920,000
Verizon Wireless, Inc., Notes	A3	5.375%	12/15/06	3,000	3,295,032

					78,832,798

Transportation — 3.6%
American Axle & Manufacturing, Inc., Gtd. Notes	Ba2	9.75%	03/01/09	3,940	4,235,500
AMR Corp., Deb. Notes	Caa2	10.00%	04/15/21	1,695	1,033,950
AMR Corp., M.T.N.	B2	10.40%	03/15/11	1,000	680,000
AMR Corp., M.T.N.	B2	10.55%	03/12/21	1,425	869,250
AMR Corp., Notes	B2	10.40%	03/10/11	1,000	680,000
ArvinMeritor, Inc., Notes(b)	Baa3	8.75%	03/01/12	6,000	6,720,000
Calair Capital Corp., Gtd. Notes	Caa2	8.125%	04/01/08	1,978	1,671,410
Continental Airlines, Inc., Sr. Notes(b)	Caa2	8.00%	12/15/05	490	438,550
Delta Air Lines, Inc., Debs.	B3	10.375%	12/15/22	1,280	940,800
Delta Air Lines, Inc., Notes	B3	7.70%	12/15/05	6,185	5,411,875
Delta Air Lines, Inc., Sr. Notes	B3	8.30%	12/15/29	2,105	1,484,025
Holt Group, Inc., Sr. Notes(c)	NR	9.75%	01/15/06	800	24,000
Kansas City Southern Railway, Sr. Notes	Ba3	7.50%	06/15/09	2,750	2,849,688
Lear Corp., Gtd. Notes, Ser. B	Ba1	7.96%	05/15/05	1,900	2,023,500
Navistar International Corp., Sr. Notes, Ser. B(b)	Ba3	9.375%	06/01/06	1,300	1,413,750
Northwest Airlines, Inc., Gtd. Notes	Caa1	8.70%	03/15/07	1,000	785,000
Northwest Airlines, Inc., Gtd. Notes	Caa1	8.875%	06/01/06	350	276,500
Northwest Airlines, Inc., Gtd. Notes	Caa1	9.875%	03/15/07	1,000	790,000
Offshore Logistics, Inc., Sr. Notes	Ba2	6.125%	06/15/13	4,200	4,210,500
Standyne Automotive Corp., Sr. Sub. Notes, Ser. B	Caa1	10.25%	12/15/07	1,180	955,800

SEE NOTES TO FINANCIAL STATEMENTS.

B49

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Transportation (Cont’d.)
Stena AB, Sr. Notes (Sweden)	Ba3	8.75%	06/15/07	$3,700	$3,811,000
Stena AB, Sr. Notes (Sweden)	Ba3	9.625%	12/01/12	1,600	1,758,000
Trism, Inc., Gtd. Notes(c)	NR	12.00%	02/15/05	1,305	130
TRW Automotive, Inc., Sr. Notes	B1	9.375%	02/15/13	2,700	2,929,500

					45,992,728

Utilities — 8.0%
AES Corp., Sec’d. Notes	B2	8.75%	05/15/13	9,300	9,672,000
AES Corp., Sr. Notes(b)	B3	9.375%	09/15/10	9,200	9,246,000
AES Corp., Sr. Notes(b)	B3	9.50%	06/01/09	1,325	1,338,250
AES Corp., Sr. Sub. Notes	Caa1	10.25%	07/15/06	700	693,000
AES Eastern Energy LP, Ser. 99-A	Ba1	9.00%	01/02/17	3,210	3,410,625
AES Drax Holdings, Ltd., Sr. Sec’d. Bond, Ser B. (Cayman Islands)	Caa2	10.41%	12/31/20	10,295	6,485,850
Beaver Valley II Funding Corp., Debs.	Ba1	9.00%	06/01/17	4,000	4,794,956
Calpine Canada Energy Finance, Gtd. Notes (Canada)(b)	B1	8.50%	05/01/08	2,500	1,950,000
Calpine Corp., Sr. Notes(b)	B1	8.50%	02/15/11	7,420	5,565,000
Calpine Corp., Sr. Notes	B1	8.75%	07/15/07	5,000	4,087,500
CMS Energy Corp., Sr. Notes	B3	9.88%	10/15/07	2,225	2,372,406
Cogentrix Energy, Inc., Gtd. Notes, Ser. B	B1	8.75%	10/15/08	2,040	1,754,400
Cogentrix Energy, Inc., Sr. Notes	B1	8.10%	03/15/04	938	855,925
Dynegy Holdings, Inc., Debs.	Caa2	7.125%	05/15/18	675	550,125
Dynegy Holdings, Inc., Debs.	Caa2	7.625%	10/15/26	1,425	1,161,375
Dynegy Holdings, Inc., Sr. Notes(b)	Caa2	6.75%	12/15/05	4,825	4,559,625
Dynegy Holdings, Inc., Sr. Notes(b)	Caa2	7.45%	07/15/06	2,700	2,571,750
Edison Mission Energy, Sr. Notes	B2	7.73%	06/15/09	3,630	3,103,650
Edison Mission Energy, Sr. Notes	B2	9.875%	04/15/11	750	693,750
Homer City Funding LLC, Gtd. Notes	Ba2	8.137%	10/01/19	2,125	2,268,438
Midland Funding II, Debs.	Ba3	13.25%	07/23/06	2,875	3,248,750
Midland Funding II Corp., Debs.	Ba3	11.75%	07/23/05	9,170	9,903,600
Mirant Americas Generation LLC, Sr. Notes(b)	Caa3	7.20%	10/01/08	1,050	661,500
Mirant Americas Generation LLC, Sr. Notes	Caa3	7.625%	05/01/06	4,260	3,280,200
Orion Power Holdings, Inc., Sr. Notes	B2	12.00%	05/01/10	5,055	5,863,800
PG&E Corp., Sr. Sec’d. Notes	NR	6.875%	07/15/08	3,270	3,392,625
Reliant Energy Mid-Atlantic Power, Pass-thru Certs., Ser. C(b)	Baa2	9.681%	07/02/26	1,000	1,000,000
USEC, Inc., Sr. Notes	Ba2	6.75%	01/20/09	1,000	880,000
Westar Energy, Inc., First Mtge. Notes	Ba1	7.875%	05/01/07	4,280	4,782,900
York Power Funding, Sr. Sec’d. Notes (Cayman Islands) (cost $2,978,000; purchased 07/31/98)(c)(e)(f)	D	12.00%	10/30/07	2,958	2,484,720

					102,632,720

TOTAL CORPORATE BONDS (cost $1,119,590,800)					1,150,211,881

CONVERTIBLE BONDS — 0.8%
Nortel Networks Corp., (Canada)(b)	B3	4.25%	09/01/08	3,810	3,209,925
Solectron Corp.(b)	Ba3	0.01%	11/20/20	4,650	2,580,750
Tyco International Group SA (Luxembourg)	Ba2	2.75%	01/15/18	2,950	3,178,625
Tyco International Group SA (Luxembourg)	Ba2	3.125%	01/15/23	1,650	1,806,750

TOTAL CONVERTIBLE BONDS (cost $9,878,524)					10,776,050

FOREIGN GOVERNMENT OBLIGATIONS — 3.0%
Federal Republic of Brazil (Brazil)	B2	8.00%	04/15/14	5,117	4,496,388
Federal Republic of Brazil (Brazil)	B2	11.00%	08/17/40	3,485	3,153,925
Federal Republic of Colombia (Colombia)	Ba2	10.00%	01/23/12	1,852	2,074,240

SEE NOTES TO FINANCIAL STATEMENTS.

B50

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

FOREIGN GOVERNMENT OBLIGATIONS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Federal Republic of Colombia (Colombia)(b)	Ba2	10.75%	01/15/13	$2,551	$2,984,670
Federal Republic of El Salvador (El Salvador)	Baa3	7.75%	01/24/23	6,530	6,807,525
Federal Republic of Panama (Panama)	Ba1	9.63%	02/08/11	5,000	5,800,000
Federal Republic of Peru (Peru)	Ba2	4.50%	03/07/17	1,932	1,502,130
Federal Republic of Ukraine (Ukraine)	NR	11.00%	03/15/07	2,875	3,156,398
Russian Federation (Russia)	Ba3	5.00%	03/31/30	4,000	3,886,000
Russian Federation (Russia)	Ba2	5.00%	03/31/30	5,000	4,850,000

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (cost $33,284,940)					38,711,276

COMMON STOCKS — 0.2%				Shares
Adelphia Business Solutions, Inc. (Class “B” Stock)(a)				25,755	554
Birch Telecom, Inc.(a)				15,652	157
Classic Communications, Inc.(a)(e)				6,000	60
Contour Energy Co.(a)				115,200	3,226
IMPSAT Fiber Networks, Inc., (Argentina)(a)				27,776	31,942
Kaiser Group Holdings, Inc., 7.00%(a)(e)				47,054	616,407
NTL, Inc.(a)				30,930	1,055,332
Premier Cruises, Ltd., (cost $0; purchased 09/15/99)(a)(f)				74,058	74
PSF Group Holdings, Inc.(a)				220	330,375
RCN Corp.(a)				156	309
Samuels Jewelers, Inc.(a)				36,825	2,394
Sheffield Steel Corp.(a)				135,158	540,632
Star Gas Partners LP				2,561	56,265
Stellex Technologies, Inc.(a)				859	1
Systems Holding, Inc.(a)(e)				29,402	294
Trism, Inc.(a)				82,628	41
York Research Corp.(a)(c)(e)				4,155	0

TOTAL COMMON STOCKS (cost $12,487,449)					2,638,063

PREFERRED STOCKS(a) — 4.2%
Adelphia Communications Corp., PIK, 13.00%(c)				5,000	1,250
AmeriKing, Inc., PIK, 13.00%(c)				36,672	367
CSC Holdings, Inc., 11.125%				162,254	16,631,035
CSC Holdings, Inc., PIK, 11.75%				165,260	16,980,465
Dobson Communications, PIK, 12.25%				2,855	2,854,896
Eagle-Picher Holdings, Inc., 11.75%				170	748,000
Electronic Retailing Systems International (cost $0; purchased 09/09/97)(e)(f)				1,046	10
Fitzgeralds Gaming Corp., 15.00%(e)				50,000	500
Global Crossing Holdings, Ltd., PIK, 7.00%(c)				17,103	171
InterAct Electronic Mktg, Inc., 14.00%				4,400	44
Kaiser Government Programs, Inc., 7.00%(e)				39,057	391
Kaiser Group Holdings, Inc., 7.00%(e)				29,291	1,374,480
McLeodUSA, Inc., 2.50%				18,063	130,776
New Millenium Homes(e)				3,000	30
NTL Europe, Inc., 10.00%				15	30
Paxon Communications, Inc., PIK, 13.25%				990	9,850,500
PRIMEDIA, Inc., 10.00%				20,918	2,008,128
Sinclair Capital, PIK, 11.625%				10,000	1,052,500
TVN Entertainment Corp., 14.00%(e)				140,320	308,704
Viasystems, Inc., PIK, 8.00%				60,627	6
World Access, Inc., 13.25%, (cost $2,000,000; purchased 02/11/00)(e)(f)				1,435	1
Xerox Corp.				16,920	1,768,140

TOTAL PREFERRED STOCKS (cost $61,251,336)					53,710,424

SEE NOTES TO FINANCIAL STATEMENTS.

B51

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

WARRANTS(a) — 0.1%	Expiration Date	Units	Value (Note 2)
Allegiance Telecommunications, Inc.	02/03/08	3,800	$475
Asia Pulp & Paper, Ltd. (cost $0; purchased 03/09/00)(f)	03/15/05	1,295	233
Bell Technology Group, Ltd.	05/01/05	1,250	12
Bestel SA de CV, (Mexico)	05/15/05	2,500	0
Birch Telecom, Inc.	06/15/08	2,500	25
Electronic Retailing Systems(e)	02/01/04	2,000	20
GT Group Telecommunication, Inc., (Canada)	02/01/10	3,050	1,144
Harborside Healthcare Corp.(e)	08/01/09	27,270	273
HF Holdings, Inc.	09/27/09	18,093	181
ICG Communications, Inc.	09/15/05	20,790	208
InterAct Electronic Mktg, Inc.	08/01/03	4,400	44
InterAct Systems, Inc.	08/01/03	4,400	44
McLeodUSA, Inc.	04/16/07	40,027	16,411
MGC Communications, Inc.	10/01/04	1,950	27
National Restaurant Enterprises Holdings, Inc.	05/15/08	250	3
Pagemart, Inc.(e)	12/31/03	9,200	9
Price Communications Corp.	08/01/07	6,880	231,030
Primus Telecommunications Group	08/01/04	1,500	15
Star Choice Communications, Inc., (cost $0; purchased 12/18/97)(f)	12/15/05	69,480	277,920
Sterling Chemical Holdings, Inc.	08/15/08	560	6
Tellus Corp.	09/15/05	42,866	0
USN Communications, Inc.	08/15/04	10,590	106
Verado Holdings, Inc., Ser. B	04/15/08	1,175	12
Versatel Telecommunications	05/15/08	2,000	20
Wam!Net, Inc.	03/01/05	3,000	30
XM Satellite Radio, Inc.	03/03/10	5,005	50
TOTAL WARRANTS (cost $2,058,761)			528,298

RIGHT
Netia Holdings BV(e) (cost $0)		302,168	239,960

TOTAL LONG-TERM INVESTMENTS (cost $1,238,551,810)			1,256,815,952

SHORT-TERM INVESTMENT — 16.7%		Shares
MUTUAL FUND
Prudential Core Investment Fund — Taxable Money Market Series (Note 4)(d) (cost $215,470,209)		215,470,209	215,470,209

TOTAL INVESTMENTS — 114.3% (cost $1,454,022,019; Note 6)			1,472,286,161
LIABILITIES IN EXCESS OF OTHER ASSETS — (14.3)%			(183,874,300)

TOTAL NET ASSETS — 100.0%			$1,288,411,861

The following abbreviations are used in portfolio descriptions:

CBO	Collateralized Bond Obligation
M.T.N.	Medium Term Note
PIK	Payment-in-kind

(a)	Non-income producing security.

(b)	Portion of securities on loan with an aggregate market value of $200,176,643; cash collateral of $207,067,647 was received with which the portfolio purchased securities.

(c)	Represents issuer in default on interest payments, non-income producing security.

(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities of loan.

(e)	Indicates a fair valued security.

(f)	Indicates a restricted security; the aggregate cost of the restricted securities is $13,267,191. The aggregate value, $5,235,817 is approximately 0.4% of net assets.

(g)	Loan participation agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

B52

JENNISON PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS — 98.0%	Shares	Value (Note 2)
Automobiles — 0.8%
Harley-Davidson, Inc.	332,800	$13,265,408

Beverages — 1.2%
Anheuser Busch Cos., Inc.	366,400	18,704,720

Biotechnology — 8.3%
Amgen, Inc.(a)	918,900	61,051,716
Genentech, Inc.(a)	443,700	31,999,644
Gilead Sciences, Inc.(a)	396,000	22,009,680
MedImmune, Inc.(a)	417,900	15,199,023

		130,260,063

Capital Markets — 3.8%
Goldman Sachs Group, Inc.	337,500	28,265,625
Merrill Lynch & Co., Inc.	664,100	31,000,188

		59,265,813

Commercial Banks — 0.9%
Bank One Corp.	375,600	13,964,808

Commercial Services & Supplies — 1.6%
First Data Corp.	442,200	18,324,768
Paychex, Inc.	220,900	6,474,579

		24,799,347

Communications Equipment — 4.8%
Cisco Systems, Inc.(a)	2,762,900	46,112,801
Nokia Oyj, ADR (Finland)	1,752,200	28,788,646

		74,901,447

Computers & Peripherals — 5.6%
Dell Computer Corp.(a)	1,129,300	36,092,428
Hewlett-Packard Co.	1,724,400	36,729,720
International Business Machines Corp. (IBM)	192,500	15,881,250

		88,703,398

Consumer Finance — 3.0%
American Express Co.	946,900	39,589,889
SLM Corp.	198,300	7,767,411

		47,357,300

Diversified Financials — 1.5%
Citigroup, Inc.	566,000	24,224,800

Electronic Equipment & Instruments — 0.6%
Agilent Technologies, Inc.(a)	466,000	9,110,300

Energy Equipment & Services — 3.4%
BJ Services Co.(a)	423,200	15,810,752
Schlumberger, Ltd.	792,500	37,699,225

		53,509,977

Food & Staples Retailing — 3.6%
Wal-Mart Stores, Inc.	817,000	43,848,390
Whole Foods Market, Inc.(a)	254,400	12,091,632

		55,940,022

Health Care Equipment & Supplies — 2.0%
Boston Scientific Corp.(a)	277,600	16,961,360
Medtronic, Inc.	318,700	15,288,039

		32,249,399

COMMON STOCKS
(Continued)	Shares	Value (Note 2)
Hotels Restaurants & Leisure — 2.8%
Marriott International, Inc. (Class “A” Stock)	407,600	$15,659,992
Starbucks Corp.(a)	1,149,100	28,175,932

		43,835,924

Household Products — 1.1%
Procter & Gamble Co. (The)	195,400	17,425,772

Industrial Conglomerates — 2.1%
3M Co.	252,100	32,515,858

Insurance — 3.3%
American International Group, Inc.	615,337	33,954,296
XL Capital, Ltd. (Class “A” Stock)	214,900	17,836,700

		51,790,996

Internet & Catalog Retail — 0.9%
eBay, Inc.(a)	135,400	14,105,972

Media — 6.8%
Clear Channel Communications, Inc.(a)	307,800	13,047,642
New York Times Co. (The) (Class “A” Stock)	246,900	11,233,950
Omnicom Group, Inc.	185,700	13,314,690
Univision Communications, Inc. (Class “A” Stock)(a)(b)	777,900	23,648,160
Viacom, Inc. (Class “B” Stock)(a)	1,026,719	44,826,551

		106,070,993

Multi-line Retail — 2.7%
Kohl’s Corp.(a)	826,600	42,470,708

Oil & Gas — 2.2%
Total Fina Elf SA (France)	223,950	33,843,951

Personal Products — 1.0%
Avon Products, Inc.	250,400	15,574,880

Pharmaceuticals — 10.1%
Abbott Laboratories	771,300	33,752,088
Allergan, Inc.	270,000	20,817,000
AstraZeneca PLC, ADR (United Kingdom)	323,100	13,172,787
Forest Laboratories, Inc.(a)	402,800	22,053,300
Johnson & Johnson	355,300	18,369,010
Pfizer, Inc.	764,091	26,093,708
Teva Pharmaceutical Industries Ltd., ADR (Israel)	434,100	24,713,313

		158,971,206

Semiconductor Equipment & Products — 11.6%
Analog Devices, Inc.(a)	323,700	11,271,234
Applied Materials, Inc.(a)	1,402,000	22,235,720
Intel Corp.	1,870,500	38,876,472
KLA-Tencor Corp.(a)(b)	479,400	22,287,306
Novellus Systems, Inc.(a)(b)	614,700	22,510,929
STMicroelectronics NV, NY Shares (Netherlands)	883,400	18,365,886
Texas Instruments, Inc.	1,486,400	26,160,640
Xilinx, Inc.(a)	836,800	21,179,408

		182,887,595

SEE NOTES TO FINANCIAL STATEMENTS.

B53

JENNISON PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Software — 5.5%
Microsoft Corp.	2,420,300	$61,983,883
SAP AG, ADR (Germany)	827,500	24,179,550

		86,163,433

Specialty Retail — 5.0%
Bed Bath & Beyond, Inc.(a)	823,400	31,956,154
CarMax, Inc.(a)	60,500	1,824,075
Lowe’s Cos., Inc.	323,200	13,881,440
Tiffany & Co.	928,200	30,333,576

		77,995,245

Wireless Telecommunication Services — 1.8%
Vodafone Group PLC, ADR (United Kingdom)(b)	1,467,300	28,832,445

TOTAL COMMON STOCKS (cost $1,504,188,025)		1,538,741,780

PREFERRED STOCK — 1.1%
Automobiles
Porsche AG (Germany)
(cost $19,087,179)	42,366	17,952,210

TOTAL LONG-TERM INVESTMENTS (cost $1,523,275,204)		1,556,693,990

SHORT-TERM INVESTMENTS — 3.1%	Shares	Value (Note 2)
Mutual Fund
Prudential Core Investment Fund —Taxable Money Market Series (cost $48,066,609; Note 4)(c)	48,066,609	$48,066,609
	Contracts
OUTSTANDING OPTION PURCHASED(a)
Put Option
AstraZeneca PLC, expiring 7/18/03 @ $40.00 (cost $38,430)	854	80,105

TOTAL SHORT-TERM INVESTMENTS (cost $48,105,039)		48,146,714

TOTAL INVESTMENTS BEFORE OUTSTANDING OPTION WRITTEN — 102.2%
(cost $1,571,380,243; Note 6)		1,604,840,704

OUTSTANDING OPTION WRITTEN(a)
Call Option
AstraZeneca PLC, expiring 7/18/03 @$50.00 (premium received $8,539)	854	(769)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTION WRITTEN — 102.2%		1,604,839,935
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(34,552,805)

NET ASSETS — 100%		$1,570,287,130

The following abbreviations are used in portfolio descriptions:

ADR	American Depository Receipt

(a)	Non-income producing security.

(b)	Portion of securities on loan with an aggregate market value of $38,166,072; cash collateral of $40,152,812 was received with which the portfolio purchased securities.

(c)	Represents security, or a portion thereof, purchased with cash collateral for securities on loan.

SEE NOTES TO FINANCIAL STATEMENTS.

B54

MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Bank Notes — 1.3%
American Express Centurion Bank(a)	1.08%	07/29/03	$17,000	$16,998,593

Certificates of Deposit-Canadian — 0.8%
Toronto Dominion	1.10%	11/06/03	10,000	10,000,000

Certificates of Deposit-Domestic — 0.2%
American Express Centurion Bank	0.96%	07/25/03	2,000	2,000,000

Certificates of Deposit-Eurodollar — 0.5%
Depfa Bank PLC	1.23%	09/08/03	6,000	6,000,000

Certificates of Deposit-Yankee — 15.1%
Bayerische Landesbank Girozentrale	1.28%	12/01/03	30,000	30,000,000
BNP Paribas SA	1.60%	11/21/03	30,000	30,000,000
BNP Paribas SA	1.33%	04/13/04	20,000	20,000,000
Danske Bank	1.32%	10/23/03	20,000	20,000,000
Dresdner Bank AG(a)	1.30%	07/03/03	15,000	15,000,000
Landesbank Hessen-Thuringren	1.10%	12/08/03	14,000	14,000,000
Natexis Banque, New York	1.00%	08/19/03	64,000	63,999,565

				192,999,565

Commercial Paper — 55.4%
Alliance & Leicester PLC	1.27%	07/09/03	2,035	2,034,426
Allianz Finance Corp.	1.28%	07/22/03	49,100	49,063,339
Amsterdam Funding Corp.	1.14%	07/11/03	17,893	17,887,334
Aventis	1.27%	07/25/03	15,000	14,987,300
Aventis	0.92%	09/22/03	8,250	8,232,501
BMW U.S. Capital Corp. LLC	0.95%	07/24/03	32,276	32,256,410
Citicorp	1.00%	07/14/03	14,000	13,994,944
Delaware Funding Corp.	1.00%	07/22/03	15,000	14,991,250
Den Norske Bank ASA	1.20%	09/12/03	10,000	9,975,667
Den Norske Bank ASA	1.28%	11/18/03	11,000	10,945,244
Edison Asset Securitization LLC	1.24%	08/07/03	53,000	52,932,454
Falcon Asset Securitization Corp.	1.00%	07/25/03	26,000	25,982,667
GE Financial Assurance Holdings, Inc.	1.00%	07/25/03	4,000	3,997,333
General Electric Capital Corp.	1.15%	09/04/03	1,500	1,496,885
Hamburgische Landesbank Girozentrale	1.28%	10/08/03	25,000	24,912,000
Hamburgische Landesbank Girozentrale	1.32%	10/17/03	13,692	13,637,780
HBOS Treasury Services PLC	1.20%	09/22/03	15,000	14,958,500
HSBC Bank USA, Inc.	1.14%	08/13/03	311	310,577
ING U.S. Funding LLC	1.02%	07/08/03	18,000	17,996,430
JP Morgan Chase & Co.	1.28%	07/21/03	30,000	29,978,667
Long Lane Master Trust IV	1.00%	07/21/03	3,121	3,119,266
Nationwide Building Society	1.15%	09/08/03	5,000	4,988,979
New Center Asset Trust	1.02%	08/15/03	15,000	14,980,875
New Center Asset Trust	1.27%	08/29/03	17,642	17,605,280
Nordeutsche Landesbank	1.00%	07/18/03	64,000	63,969,778
PB Finance Delaware	1.04%	07/11/03	24,000	23,993,066
PB Finance Delaware	1.24%	07/21/03	15,000	14,989,667
Santander Hispano Finance Delaware, Inc.	1.29%	08/18/03	20,000	19,965,733
Santander Hispano Finance Delaware, Inc.	1.03%	09/09/03	25,000	24,949,931
Sheffield Receivables Corp.	1.08%	07/15/03	9,592	9,587,971
Societe Generale North America	1.09%	11/06/03	15,000	14,941,867
Sony Global Treasury Services	1.23%	08/26/03	20,000	19,961,733
Spintab/Swedmortgage AB	1.24%	08/04/03	23,000	22,973,064
Stadshypotek Delaware	1.24%	07/21/03	5,000	4,996,556
Svenska Handelsbank, Inc.	1.27%	07/02/03	11,200	11,199,605
Swedbank, Inc.	1.20%	09/02/03	7,000	6,985,300
Total Fina Elf Capital Corp.	1.30%	07/01/03	49,154	49,154,000
Toyota Motor Credit	1.04%	07/17/03	17,117	17,109,088

				706,043,467

SEE NOTES TO FINANCIAL STATEMENTS.

B55

MONEY MARKET PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Other Corporate Obligations — 18.4%
American Express Credit Corp.(a)	1.35%	07/07/03	$8,000	$8,000,000
GE Capital Assurances Co. (cost $8,000,000; purchased 7/22/02)(a)(b)	1.14%	07/22/03	8,000	8,000,000
General Electric Capital Corp.(a)	1.32%	07/09/03	16,000	16,000,000
General Electric Capital Corp.(a)	1.17%	07/17/03	25,000	25,000,000
General Electric Capital Corp.(a)	1.36%	08/20/03	5,000	5,002,817
Goldman Sachs Group, Inc.(a)	1.27%	09/15/03	45,000	45,000,000
Merrill Lynch & Co., Inc.(a)	1.31%	07/11/03	28,000	28,000,000
Merrill Lynch & Co., Inc.(a)	1.43%	09/02/03	19,000	19,029,334
Metropolitan Life Insurance (cost $9,000,000; purchased 9/26/02)(a)(b)	1.39%	07/03/03	9,000	9,000,000
Metropolitan Life Insurance (cost $9,000,000; purchased 2/7/03)(a)(b)	1.37%	08/07/03	9,000	9,000,000
Morgan Stanley(a)	1.28%	07/15/03	25,000	25,000,000
Pacific Life Insurance (cost $3,000,000; purchased 9/9/02)(a)(b)	1.32%	09/11/03	3,000	3,000,000
Park Granada LLC	1.15%	07/24/03	28,000	27,979,428
Travelers Insurance Co. (cost $7,000,000; purchased 7/8/02)(a)(b)	1.36%	07/08/03	7,000	7,000,000

				235,011,579

U.S. Government Obligations — 8.3%
Federal Home Loan Bank	1.43%	03/08/04	15,000	15,000,000
Federal Home Loan Bank	1.40%	06/02/04	25,000	25,000,000
Federal Home Loan Bank	1.25%	07/02/04	15,000	15,000,000
Federal Home Loan Mortgage Corp.	0.90%	10/31/03	25,000	24,923,750
Federal Home Loan Mortgage Corp.	1.30%	04/22/04	15,000	14,840,283
Federal National Mortgage Association	5.63%	05/14/04	10,000	10,366,465

				105,130,498

TOTAL INVESTMENTS — 100.0% (amortized cost $1,274,183,702; Note 6)(c)				1,274,183,702

LIABILITIES IN EXCESS OF OTHER ASSETS				(414,884)

NET ASSETS — 100%				$1,273,768,818

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2003.

(b)	Indicates a restricted security and deemed illiquid. The aggregate cost and value of restricted securities is $36,000,000, and represents 2.83% of net assets.

(c)	Federal income tax basis is the same as for financial reporting purposes.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2003 was as follows:

Commercial Banks	40.3%
Asset Backed Securities	12.3
Security Brokers & Dealers	9.2
Federal Credit Agencies	8.2
Life Insurance	7.0
Mortgage Bankers	4.0
Petroleum Refining	3.9
Motor Vehicle Parts	3.9
Short Term Business Credit	3.7
Bank Holding Companies	3.5
Pharmaceuticals	1.8
Phono, Tape & Records	1.6
Finance Services	0.6

100.0
Liabilities in excess of other assets	(—)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B56

NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 97.9%		Value (Note 2)
COMMON STOCKS — 95.7%	Shares
Chemicals — 0.4%
Hokko Chemical Industry Co., Ltd. (Japan)	450,900	$1,475,775

Energy Equipment & Services — 28.2%
B.J. Services Co.(a)	494,000	18,455,840
Cooper Cameron Corp.(a)	72,700	3,662,626
ENSCO International, Inc.	230,200	6,192,380
FMC Technologies, Inc.(a)	195,261	4,110,244
Grant Prideco, Inc.(a)	213,400	2,507,450
Grey Wolf, Inc.(a)	326,000	1,317,040
Hydril Co.(a)	96,200	2,621,450
Lone Star Technologies, Inc.(a)	91,000	1,927,380
Maverick Tube Corp.(a)	368,900	7,064,435
Nabors Industries, Ltd. (Barbados)(a)(b)	186,400	7,372,120
NATCO Group, Inc. (Class “A” Stock)(a)	58,700	400,921
National-Oilwell, Inc.(a)	183,000	4,026,000
Oil States International, Inc.(a)	478,700	5,792,270
OPTI Canada, Inc. (Class “C” Stock) (Canada)(a)	352,074	3,951,521
Rowan Cos., Inc.(a)(b)	166,500	3,729,600
Smith International, Inc.(a)(b)	479,200	17,605,808
Tesco Corp.(a)	196,300	1,860,787
W-H Energy Services, Inc.(a)	168,800	3,288,224
Weatherford International, Ltd.(a)	391,800	16,416,420

		112,302,516

Food Products — 0.7%
Cresud SA, ADR (Argentina)(a)	287,800	2,587,322

Metals & Mining — 29.7%
African Rainbow Minerals Gold, Ltd. (South Africa)(a)	234,600	2,139,827
Alumina, Ltd. (Australia)	1,989,400	5,430,157
Anglo American Platinum, Ltd., ADR (South Africa)(b)	179,069	5,639,116
AngloGold, Ltd., ADR (Canada)(b)	155,476	4,959,684
Apex Silver Mines, Ltd.(a)	279,700	4,125,575
Aquarius Platinum, Ltd. (Australia)(a)	517,725	2,222,158
Avgold, Ltd., ADR (South Africa)(a)	121,800	1,240,703
Bema Gold Corp. (Canada)(a)(b)	494,200	637,518
Century Aluminum Co.	126,000	885,780
Coeur d’Alene Mines Corp.(b)	65,925	91,636
Companhia Vale do Rio Doce, ADR (Brazil)	270,100	8,011,166
European Goldfields, Ltd.(a)	38,400	35,327
FNX Mining Co., Inc. (Canada)(a)	230,600	1,086,175
Freeport-McMoRan Copper & Gold, Inc. (Class “B” Stock)(b)	400,900	9,822,050
Gabriel Resources, Ltd.(a)	376,300	678,517
Golden Star Resources, Ltd.(a)(b)	238,700	630,168
Harmony Gold Mining, ADR (South Africa)(b)	278,800	3,755,436
IAMGOLD Corp.(a)	2,645,180	12,848,712
Impala Platinum Holdings, Ltd., ADR (South Africa)(b)	232,900	6,915,663
Ivanhoe Mines, Ltd.(a)	576,300	1,416,627
Kinross Gold Corp.(a)	625,965	4,187,688

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Metals & Mining (cont’d.)
Kinross Gold Corp. (Canada)	17,401	$117,457
Korea Zinc Co., Ltd.(a)	198,310	3,569,414
Lihir Gold, Ltd. (Australia)(a)	7,214,500	6,289,925
Massey Energy Co.	338,300	4,448,645
Meridian Gold, Inc.(a)	274,000	3,105,501
Miramar Mining Corp. (Canada)	234,000	297,180
Miramar Mining Corp. (Canada)(a)	336,000	420,386
Nelson Resources, Ltd. (Canada)(a)	841,500	414,944
Nevsun Resources, Ltd. (Canada)(a)(b)	351,300	941,109
Newcrest Mining, Ltd. (Australia)(a)	498,200	2,556,001
Orezone Resourses, Inc. (Canada)(a)	988,500	345,566
Pan American Silver Corp. (Canada)(a) .	97,572	677,888
Phelps Dodge Corp.(a)(b)	267,300	10,248,282
Platnium Group Metals, Ltd. (Canada)(a)	1,186,700	362,451
Randgold Resources, Ltd., ADR (Channel Islands)(a)(b)	113,800	1,934,600
Wheaton River Minerals, Ltd. (Canada)(a)	1,229,900	1,538,789
WMC Resorces, Ltd. (Australia)(a)	1,844,300	4,341,447

		118,369,268

Oil & Gas — 35.4%
Apache Corp.	64,183	4,175,746
Brigham Exploration Co.(a)	89,500	456,450
Cheniere Energy, Inc.(a)(b)	203,800	927,290
Denbury Resources, Inc.(a)(b)	342,700	4,602,461
Encore Aquisition Co.(a)	279,000	5,342,850
Eni SpA, ADR (Italy)(b)	159,300	12,113,172
Evergreen Resources, Inc.(a)	188,700	10,248,297
Genoil, Inc. (Canada)(a)	493,267	67,161
KCS Energy, Inc.(a)	24,306	131,009
McMoRan Exploration Co.(a)(b)	111,300	1,239,882
Noble Energy, Inc.(b)	105,600	3,991,680
Petroleo Brasileiro SA, ADR (Brazil)(b)	210,600	4,161,456
Pioneer Natural Resources Co.(a)	295,560	7,714,116
Quicksilver Resources, Inc.(a)	168,300	4,030,785
Sibneft, ADR (Russia)(b)	49,100	1,291,330
St. Mary Land & Exploration Co.	140,200	3,827,460
Suncor Energy, Inc.(a)	503,000	9,380,695
Swift Energy Co.(a)	242,100	2,663,100
Tom Brown, Inc.(a)	156,900	4,360,251
Total Fina Elf SA, ADR (France)	230,300	17,456,740
Valero Energy Corp.	158,800	5,769,204
Western Gas Resources, Inc.	505,600	20,021,760
Western Oil Sands, Inc. (Canada)(a)	233,200	4,762,686
Westport Resources Corp.(a)	124,300	2,827,825
XTO Energy, Inc.(b)	252,433	5,076,428
YUKOS, ADR (Russia)(b)	78,749	4,382,382

		141,022,216

Paper & Forest Products — 0.7%
TimberWest Forest Corp.(a)	326,500	2,715,327

SEE NOTES TO FINANCIAL STATEMENTS.

B57

NATURAL RESOURCES PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Real Estate — 0.6%
IRSA Inversiones y Representaciones, SA, GDR (Argentina)(a)(b)	264,300	$2,391,915

TOTAL COMMON STOCKS (cost $291,936,102)		380,864,339

LINKED NOTE — 1.8%	Principal Amount (000)
USD Palladium Linked Bank Note, Zero Coupon, 7/13/07 (cost $7,000,001)	$7,000	6,942,903

PREFERRED STOCK — 0.4%	Shares
Oil & Gas
KCS Energy, Inc.(a) (cost $818,000)	818	1,469,673

	Units	Value (Note 2)
WARRANT(a)
Metals & Mining
Pan American Silver Corp., expiring 2/20/08 (cost $139,820)	49,786	$119,816

TOTAL LONG-TERM INVESTMENTS (cost $299,893,923)		389,396,731

	Shares
SHORT-TERM INVESTMENT — 20.8%
Mutual Fund
Prudential Core Investment Fund —Taxable Money Market Series (cost $82,969,253; Note 4)(c)	82,969,253	82,969,253

TOTAL INVESTMENTS — 118.7% (cost $382,863,176; Note 6)		472,365,984
LIABILITIES IN EXCESS OF OTHER ASSETS — (18.7)%		(74,495,895)

NET ASSETS — 100%		$397,870,089

The following abbreviations are used in portfolio descriptions:

ADR	American Depository Receipt

(a)	Non-income producing security.

(b)	Portion of securities on loan with an aggregate market value of $66,588,346; cash collateral of $69,768,111 was received with which the portfolio purchased securities.

(c)	Represents security purchased with cash collateral received for securities of loan.

SEE NOTES TO FINANCIAL STATEMENTS.

B58

SMALL CAPITALIZATION STOCK PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 99.2%		Value (Note 2)
COMMON STOCKS — 99.2%	Shares
Advertising — 0.2%
ADVO, Inc.(a)	26,600	$1,181,040

Aerospace — 1.4%
AAR Corp.	42,350	298,991
Alliant Techsystems, Inc.(a)	51,237	2,659,713
Curtiss-Wright Corp.	13,700	865,840
DRS Technologies, Inc.(a)	29,900	834,808
GenCorp, Inc.	57,900	514,731
Kaman Corp. (Class “A” Stock)	30,000	350,700
Trimble Navigation, Ltd.(a)	42,200	967,646
Triumph Group, Inc.(a)	21,100	594,387

		7,086,816

Agricultural Products & Services — 0.2%
Delta & Pine Land Co.(b)	50,600	1,112,188

Airlines — 0.6%
Atlantic Coast Airlines Holdings, Inc.(a)	60,200	812,098
Frontier Airlines, Inc.(a)	39,450	358,206
Mesa Air Group, Inc.(a)	41,800	334,400
SkyWest, Inc.	76,800	1,463,808

		2,968,512

Apparel — 1.2%
Fossil, Inc.(a)	61,950	1,459,542
Genesco, Inc.(a)	28,900	511,530
Pacific Sunwear of California, Inc.(a)	66,900	1,611,621
Phillips-Van Heusen Corp.	40,400	550,652
Russell Corp.	43,100	818,900
Wolverine World Wide, Inc.	53,112	1,022,937

		5,975,182

Appliances & Home Furnishings — 0.1%
Applica, Inc.(a)	31,300	266,050
Fedders Corp.	39,380	120,897
Salton, Inc.(a)(b)	14,900	134,398

		521,345

Autos – Cars & Trucks — 0.4%
Midas, Inc.(a)	20,000	242,400
Myers Industries, Inc.	40,051	380,484
Standard Motor Products, Inc.	16,650	184,815
TBC Corp.(a)	28,600	544,830
Tower Automotive, Inc.(a)	74,800	273,768
Wabash National Corp.(a)	34,100	478,423

		2,104,720

Banks and Savings & Loans — 7.4%
Anchor BanCorp Wisconsin, Inc.	32,600	778,814
BankUnited Financial Corp. (Class “A” Stock)(a)	39,200	789,880
Boston Private Financial Holdings, Inc.	30,150	635,562
Chittenden Corp.	48,500	1,326,475
Commercial Federal Corp.	58,925	1,249,210
Community First Bankshares, Inc.	51,200	1,397,760
Cullen/Frost Bankers, Inc.	68,400	2,195,640
Dime Community Bancshares	33,850	861,483
Downey Financial Corp.	37,244	1,538,177
East West Bancorp, Inc.	32,000	1,156,480
First Bancorp/Puerto Rico	53,300	1,463,085

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Banks and Savings & Loans (cont’d.)
First Midwest Bancorp, Inc.	62,100	$1,789,101
First Republic Bank(a)	19,400	516,040
FirstFed Financial Corp.(a)	22,600	797,554
Flagstar Bancorp, Inc.	79,100	1,933,995
GBC Bancorp	15,400	591,360
Provident Bankshares Corp.	32,648	829,586
Republic Bancorp, Inc.	76,600	1,027,972
Riggs National Corp.	38,000	578,360
Seacoast Financial Services Corp.	33,250	658,350
Southwest Bancorporation of Texas, Inc.(a)	45,250	1,471,078
Staten Island Bancorp, Inc.	79,500	1,548,660
Sterling Bancshares, Inc.	58,650	767,142
Susquehanna Bancshares, Inc.	52,800	1,232,880
TrustCo Bank Corp.	99,204	1,099,180
UCBH Holdings, Inc.	56,200	1,611,816
United Bankshares, Inc.	55,500	1,590,075
Washington Federal, Inc.	92,711	2,144,405
Waypoint Financial Corp.	43,500	784,740
Whitney Holding Corp.	53,450	1,708,796
Wintrust Financial Corp.	23,148	685,181

		36,758,837

Chemicals — 2.1%
A. Schulman, Inc.	39,200	629,552
Arch Chemicals, Inc.	29,850	570,135
Cambrex Corp.	34,200	787,284
Georgia Gulf Corp.	43,200	855,360
H.B. Fuller Co.	37,800	832,356
MacDermid, Inc.	43,000	1,130,900
OM Group, Inc.(b)	37,700	555,321
Omnova Solutions, Inc.(a)	53,100	214,524
Penford Corp.	11,250	125,663
PolyOne Corp.	122,100	543,345
Quaker Chemical Corp.	12,450	311,872
Scotts Co. (Class “A” Stock)(a)	41,900	2,074,050
TETRA Technologies, Inc.(a)	19,200	569,280
WD-40 Co.	22,100	630,955
Wellman, Inc.	42,400	474,880

		10,305,477

Collectibles & Gifts — 0.4%
Action Performance Cos., Inc.	23,800	452,200
Cross (A.T.) Co. (Class “A“ Stock)(a)	20,200	119,988
Department 56, Inc.(a)	17,400	266,742
Enesco Group, Inc.(a)	18,500	136,900
Lennox International, Inc.	77,450	996,782

		1,972,612

Commercial Services — 3.4%
ABM Industries, Inc.	65,500	1,008,700
Arbitron, Inc.(a)	39,700	1,417,290
Bowne & Co., Inc.	44,700	582,441
Central Parking Corp.	48,050	593,898
Coinstar, Inc.(a)	28,900	545,054
Consolidated Graphics, Inc.(a)	17,700	404,976
CPI Corp.	10,800	190,620
Dendrite International, Inc.(a)	53,500	689,080
eFunds Corp.(a)	62,200	717,166

SEE NOTES TO FINANCIAL STATEMENTS.

B59

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Commercial Services (cont’d.)
Global Payments, Inc.	49,320	$1,750,860
Hooper Holmes, Inc.	86,156	554,845
Information Holdings, Inc.(a)	28,600	521,950
Insurance Auto Auctions, Inc.(a)	15,300	192,168
John H. Harland Co.	37,000	967,920
Kroll, Inc.(a)	53,400	1,445,004
Labor Ready, Inc.(a)	53,250	381,802
MAXIMUS, Inc.(a)	27,600	762,588
MemberWorks, Inc.(a)	16,000	316,000
Mobile Mini, Inc.(a)	19,050	311,087
NCO Group, Inc.(a)	34,500	617,895
Nelson Thomas, Inc.(a)	19,050	238,125
On Assignment, Inc.(a)	33,700	134,800
PAREXEL International Corp.(a)	34,100	475,695
Pre-Paid Legal Services, Inc.(a)(b)	23,800	583,814
Roto-Rooter, Inc.	13,100	499,634
SOURCECORP, Inc.(a)	21,800	470,880
Startek, Inc.(a)	18,900	497,070
Volt Information Sciences, Inc.(a)	20,200	275,730

		17,147,092

Computer Services — 4.4%
Actel Corp.(a)	32,700	670,350
Adaptec, Inc.(a)	142,800	1,110,984
American Management Systems, Inc.(a)	56,150	801,822
Avid Technology, Inc.(a)	37,700	1,322,139
Black Box Corp.	25,700	930,340
Brooktrout, Inc.(a)	16,700	129,625
CACI International, Inc. (Class “A” Stock)(a)	38,300	1,313,690
Carreker Corp.(a)	31,300	143,354
Cerner Corp.(a)	47,350	1,086,683
Ciber, Inc.(a)	85,200	598,104
FactSet Research Systems, Inc.	44,500	1,960,225
FileNet Corp.(a)	48,250	870,430
Hutchinson Technology, Inc.(a)(b)	34,100	1,121,549
Insight Enterprises, Inc.(a)	61,400	617,684
Manhattan Associates, Inc.(a)	39,000	1,012,830
Mercury Computer Systems, Inc.(a)	28,100	510,296
Midway Games, Inc.(a)(b)	61,830	224,443
NYFIX, Inc.(a)	41,400	262,890
Phoenix Technology, Ltd.(a)	32,200	181,930
Pinnacle Systems, Inc.(a)	84,000	898,800
Progress Software Corp.(a)	44,800	928,704
QRS Corp.(a)	21,050	111,565
Radiant Systems, Inc.(a)	36,700	247,358
RadiSys Corp.(a)	23,600	311,520
Standard Microsystems Corp.(a)	22,300	338,291
TALX Corp.	18,060	407,975
Teledyne Technologies, Inc.(a)	42,800	560,680
Zebra Technologies Corp. (Class “A” Stock)(a)	41,800	3,142,942

		21,817,203

Construction — 2.6%
Butler Manufacturing Co.	8,400	138,852
Coachmen Industries, Inc.	20,550	245,573

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Construction (cont’d.)
ElkCorp	26,000	$585,000
Florida Rock Industries, Inc.	38,150	1,574,832
Insituform Technologies, Inc. (Class “A” Stock)(a)	35,200	622,336
M.D.C. Holdings, Inc.	38,044	1,836,764
NVR, Inc.(a)	9,600	3,945,600
Shaw Group, Inc.(a)(b)	50,200	604,910
Simpson Manufacturing, Co., Inc.(a)	32,800	1,200,480
Standard Pacific Corp.	42,950	1,424,222
Thomas Industries, Inc.	22,850	618,093
Washington Group International, Inc.(a)(f)	80,200	561

		12,797,223

Consumer Cyclical — 0.1%
JAKKS Pacific, Inc.(a)	32,700	434,583

Containers — 0.3%
AptarGroup, Inc.	47,900	1,724,400

Cosmetics & Soaps
Nature’s Sunshine Products, Inc.	18,500	148,185

Distribution/Wholesalers — 0.7%
Advanced Marketing Services, Inc.	25,300	328,900
Bell Microproducts, Inc. (Class “B” Stock)(a)	26,800	114,436
Castle (A.M.) & Co.(a)	21,013	137,635
SCP Pool Corp.(a)	31,350	1,078,440
United Stationers, Inc.(a)	43,900	1,587,863

		3,247,274

Diversified Manufacturing Operations — 1.5%
Acuity Brands, Inc.	55,300	1,004,801
Barnes Group, Inc.	29,400	639,744
CLARCOR, Inc.	33,200	1,279,860
CUNO, Inc.(a)	22,200	801,864
Griffon Corp.(a)	43,360	693,760
Intermet Corp.	34,100	114,917
Lydall, Inc.(a)	21,400	228,980
Mueller Industries, Inc.(a)	45,600	1,236,216
SPS Technologies, Inc.(a)	17,200	465,088
Standex International Corp.	16,000	336,000
Valmont Industries, Inc.	31,800	618,828

		7,420,058

Drugs & Medical Supplies — 6.8%
Advanced Medical Optics, Inc.(a)	38,600	658,130
American Medical Systems Holdings, Inc.(a)	43,600	735,532
ArthroCare Corp.(a)	28,000	469,280
Cephalon, Inc.(a)	73,900	3,041,724
CIMA Labs, Inc.(a)	19,100	513,599
Coherent, Inc.(a)	39,000	933,270
CONMED Corp.(a)	38,500	703,010
CyroLife, Inc.(a)(b)	26,100	270,135
Diagnostic Products Corp.	38,200	1,568,110
Enzo Biochem, Inc.(a)	39,759	855,620
Haemonetics Corp.(a)	32,000	598,400
Hologic, Inc.(a)	26,200	345,316

SEE NOTES TO FINANCIAL STATEMENTS.

B60

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Drugs & Medical Supplies (cont’d.)
ICU Medical, Inc.(a)	18,400	$573,160
IDEXX Laboratories, Inc.(a)	45,500	1,526,070
INAMED Corp.(a)	29,800	1,599,962
Integra LifeSciences Holdings(a)	34,700	915,386
Invacare Corp.	41,100	1,356,300
Medicis Pharmaceutical Corp. (Class “A” Stock)	36,200	2,052,540
NBTY, Inc.(a)	88,500	1,863,810
Noven Pharmaceuticals, Inc.(a)	29,900	306,176
Osteotech, Inc.(a)	22,700	308,493
Owens & Minor, Inc.	44,800	1,001,280
PolyMedica Corp.(b)	16,500	755,535
Possis Medical, Inc.(a)	23,300	319,676
Priority Healthcare Corp.(a)	58,032	1,076,494
Regeneron Pharmaceuticals, Inc.(a)	62,500	984,375
ResMed, Inc.(a)	44,300	1,736,560
Respironics, Inc.(a)	44,900	1,684,648
Savient Pharmaceuticals, Inc.(a)	78,700	365,168
SurModics, Inc.(a)	23,200	707,600
Sybron Dental Specialties, Inc.(a)	50,800	1,198,880
Techne Corp.(a)	54,300	1,647,462
Viasys Healthcare, Inc.(a)	43,200	894,240
Vital Signs, Inc.	17,300	449,108

		34,015,049

Education — 0.3%
ITT Educational Services, Inc.(a)	59,600	1,743,300

Electrical Equipment — 0.9%
Anixter International, Inc.(a)	48,900	1,145,727
Baldor Electric Co.	43,566	897,460
C&D Technologies, Inc.	34,100	489,676
Kulicke & Soffa Industries, Inc.(a)	66,200	423,018
MagneTek, Inc.(a)	31,300	79,502
Technitrol, Inc.	53,500	805,175
Vicor Corp.(a)	55,600	533,760

		4,374,318

Electronics — 2.7%
Analogic Corp.	17,800	867,928
Artesyn Technologies, Inc.(a)	51,500	288,915
Audiovox Corp.(a)	30,500	341,295
Belden, Inc.	33,700	535,493
Benchmark Electronics, Inc.(a)	32,800	1,008,928
Cable Design Technologies Corp.(a)	59,550	425,783
Checkpoint Systems, Inc.(a)	43,500	615,525
Cohu, Inc.	27,900	435,240
CTS Corp.	45,450	474,953
Dionex Corp.(a)	27,900	1,109,025
EDO Corp.	26,200	463,740
Electro Scientific Industries, Inc.(a)	36,900	559,404
Esterline Technologies, Inc.(a)	27,700	482,257
Helix Technology Corp.	34,700	459,081
Intermagnetics General Corp.(a)	21,935	435,190
InVision Technologies, Inc.(a)	22,900	569,065
Itron, Inc.(a)	27,100	584,276
Keithley Instruments, Inc.	20,600	297,670
Methode Electronics, Inc. (Class “A” Stock)	48,100	517,075

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Electronics (cont’d.)
Park Electrochemical Corp.	26,300	$524,685
Photronics, Inc.(a)	42,700	745,115
Pioneer-Standard Electronics, Inc.	42,500	360,400
SBS Technologies, Inc.(a)	19,400	190,721
Three-Five Systems, Inc.(a)	28,350	195,615
Ultratech Stepper, Inc.(a)	30,300	560,247
X-Rite, Inc.	26,900	266,579

		13,314,205

Electronic Components — 1.4%
Alliance Semiconductor Corp.(a)	47,600	230,384
Bel Fuse, Inc. (Class “B” Stock)	14,600	334,340
Cubic Corp.	35,600	791,032
Cymer, Inc.(a)	46,000	1,451,760
DSP Group, Inc.(a)	36,550	786,921
FLIR Systems, Inc.(a)(b)	46,200	1,392,930
Microsemi Corp.(a)	38,500	616,000
Planar Systems, Inc.(a)	18,600	363,816
Rogers Corp.(a)	21,200	705,960
Supertex, Inc.(a)	16,800	308,616

		6,981,759

Energy — 0.7%
Advanced Energy Industries, Inc.(a)	42,800	609,900
UGI Corp.	56,050	1,776,785
Unisource Energy Corp.(b)	44,700	840,360
Veritas DGC, Inc.(a)	44,400	510,600

		3,737,645

Engineering — 0.5%
EMCOR Group, Inc.(a)	20,000	987,200
Engineered Support Systems, Inc.	21,400	895,590
URS Corp.(a)	43,400	844,564

		2,727,354

Environmental Services — 0.6%
Ionics, Inc.(a)(b)	23,400	523,458
Tetra Tech, Inc.(a)	71,162	1,219,005
Waste Connections, Inc.(a)	37,600	1,317,880

		3,060,343

Financial Services — 2.7%
Financial Federal Corp.(a)	24,700	602,680
Hudson United Bancorp	59,392	2,028,237
Irwin Financial Corp.	37,200	963,480
Jeffries Group, Inc.	36,100	1,797,419
MAF Bancorp, Inc.	31,100	1,152,877
New Century Financial Corp.	31,850	1,390,253
PRG-Schultz International, Inc.(a)(b)	82,400	486,160
Raymond James Financial, Inc.	64,618	2,135,625
South Financial Group, Inc.	62,100	1,448,793
SWS Group, Inc.	22,576	454,906
UICI(a)	62,100	935,847

		13,396,277

Food & Beverage — 2.1%
American Italian Pasta Co. (Class “A” Stock)(a)	23,800	991,270
Coca-Cola Bottling Co.	12,100	660,660
Corn Products International, Inc.	48,000	1,441,440

SEE NOTES TO FINANCIAL STATEMENTS.

B61

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Food & Beverages (cont’d)
Flowers Foods, Inc.	60,000	$1,185,600
Hain Celestial Group, Inc.(a)	45,300	724,347
International Multifoods Corp.(a)	25,600	586,496
J & J Snack Foods Corp.(a)	11,550	365,326
Lance, Inc.	38,700	353,331
Nash-Finch Co.	15,900	264,735
Performance Food Group Co.(a)(b)	60,500	2,238,500
Ralcorp Holdings, Inc.(a)	38,500	960,960
United Natural Foods, Inc.(a)	25,500	717,570

		10,490,235

Furniture — 0.9%
Aaron Rents, Inc.	28,900	745,620
Bassett Furniture Industries, Inc.	15,400	204,512
Ethan Allen Interiors, Inc.(b)	49,450	1,738,662
Interface, Inc.	68,400	317,376
La-Z-Boy, Inc.	74,600	1,669,548

		4,675,718

Healthcare — 2.5%
ArQule, Inc.(a)	31,100	130,620
Cooper Cos., Inc.	41,500	1,442,955
Datascope Corp.	19,700	581,741
IMPATH, Inc.(a)(b)	21,900	309,666
Mentor Corp.	61,700	1,195,746
NDCHealth Corp.	46,425	851,899
Pharmaceutical Product Development, Inc.(a)	74,200	2,131,766
Renal Care Group, Inc.(a)	64,250	2,262,242
Sierra Health Services, Inc.(a)	36,525	730,500
Smith (A.O.) Corp.	38,700	1,089,405
Sola International, Inc.(a)	32,700	568,980
Theragenics Corp.(a)	39,800	171,140
U.S. Oncology, Inc.(a)	120,500	890,495

		12,357,155

Hospitals/Healthcare Management — 2.3%
Accredo Health, Inc.(a)	63,600	1,386,480
AMERIGROUP Corp.(a)	27,500	1,023,000
AmSurg Corp.(a)	26,300	802,150
Biosite, Inc.(a)(b)	20,000	962,000
Centene Corp.(a)	14,600	567,940
Curative Health Services, Inc.(a)	16,400	278,800
Mid Atlantic Medical Services, Inc.(a)	62,200	3,253,060
Orthodontic Centers of America, Inc.(a)(b)	66,900	535,869
Pediatrix Medical Group, Inc.(a)(b)	31,400	1,119,410
Province Healthcare Co.(a)	64,850	717,889
RehabCare Group, Inc.(a)	21,100	309,115
Sunrise Assisted Living, Inc.(a)(b)	29,600	662,448

		11,618,161

Housing Related — 0.7%
Champion Enterprises, Inc.(a)	75,600	391,608
Fleetwood Enterprises, Inc.(a)	47,800	353,720
National Presto Industries, Inc.	9,100	287,560
Ryland Group, Inc.	33,350	2,314,490
Skyline Corp.	11,200	336,000

		3,683,378

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Human Resources — 0.6%
Administaff, Inc.(a)	35,300	$363,590
CDI Corp.(a)	25,800	669,768
Heidrick & Struggles International, Inc.(a)	24,100	304,142
Spherion Corp.(a)	78,900	548,355
Watson Wyatt & Co. Holdings(a)	43,900	1,017,602

		2,903,457

Index Fund — 3.2%
iShares S&P SmallCap 600 Index Fund(b)	144,000	15,789,600

Instrument – Controls — 0.3%
BEI Technologies, Inc.	19,300	231,600
FEI Co.(a)	43,800	821,688
Woodward Governor Co.	15,000	645,000

		1,698,288

Insurance — 2.1%
Delphi Financial Group, Inc.	27,279	1,276,657
Fremont General Corp.	100,840	1,381,508
Hilb, Rogal & Hamilton Co.	45,250	1,540,310
LandAmerica Financial Group, Inc.	24,700	1,173,250
Philadelphia Consolidated Holding Corp.(a)	29,100	1,175,640
Presidential Life Corp.	39,000	550,290
RLI Corp.	33,500	1,102,150
SCPIE Holdings, Inc.	13,000	99,840
Selective Insurance Group, Inc.	35,800	896,790
Stewart Information Services Corp.(a)	23,650	658,653
Zenith National Insurance Corp.(b)	25,000	712,500

		10,567,588

Internet — 0.1%
Websense, Inc.(a)	29,100	455,706

Leisure — 2.0%
Argosy Gaming Co.(a)	38,700	809,217
Aztar Corp.(a)	46,700	752,337
Bally Total Fitness Holding Corp.(a)(b)	42,900	387,387
Huffy Corp.(a)	19,550	136,850
K2, Inc.(a)	35,700	437,325
Marcus Corp.	39,225	586,414
Pinnacle Entertainment, Inc.(a)	34,500	234,600
Polaris Industries, Inc.(b)	29,050	1,783,670
Prime Hospitality Corp.(a)	59,500	399,245
Shuffle Master, Inc.(a)(b)	22,000	646,580
Sturm Ruger & Co., Inc.	35,800	358,000
The Nautilus Group, Inc.	43,300	536,920
Thor Industries, Inc.	38,100	1,555,242
Winnebago Industries, Inc.(b)	24,200	917,180
WMS Industries, Inc.(a)	39,800	620,482

		10,161,449

Machinery — 3.4%
Albany International Corp. (Class “A” Stock)	43,300	1,186,420
Applied Industrial Technologies, Inc.	25,200	531,720
Astec Industries, Inc.(a)	26,200	228,464

SEE NOTES TO FINANCIAL STATEMENTS.

B62

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Machinery (cont’d.)
Cognex Corp.(a)	56,900	$1,271,715
Dril-Quip, Inc.(a)	23,000	418,600
Gardner Denver, Inc.(a)	21,400	437,844
Graco, Inc.	60,850	1,947,200
IDEX Corp.	43,300	1,569,192
JLG Industries, Inc.	57,200	388,960
Lindsay Manufacturing Co.	15,612	362,511
Manitowoc Co., Inc.	35,212	785,228
Milacron, Inc.	45,000	220,050
Paxar Corp.(a)	51,852	570,372
Photon Dynamics, Inc.(a)	21,300	588,519
Regal-Beloit Corp.	33,365	637,271
Robbins & Myers, Inc.	19,100	353,350
Roper Industries, Inc.	43,500	1,618,200
Stewart & Stevenson Services, Inc.	37,900	596,925
Timken Co.	113,800	1,992,638
Toro Co.	32,600	1,295,850

		17,001,029

Media — 0.7%
4Kids Entertainment, Inc.(a)	17,500	325,500
Harman International Industries, Inc.	42,900	3,395,106

		3,720,606

Metals – Ferrous — 1.1%
Century Aluminum Co.	28,000	196,840
Cleveland-Cliffs, Inc.(a)	13,700	244,545
Commercial Metals Co.	37,400	665,346
Kaydon Corp.	40,200	836,160
Material Sciences Corp.(a)	18,825	182,602
Maverick Tube Corp.(a)	55,800	1,068,570
Quanex Corp.	21,325	633,779
Reliance Steel & Aluminum Co.	42,300	875,610
Steel Dynamics, Inc.(a)(b)	63,400	868,580
Steel Technologies, Inc.	13,000	131,430

		5,703,462

Metals – Non Ferrous — 0.2%
Brush Engineered Materials, Inc.(a)	22,000	183,700
Commonwealth Industries, Inc.	21,300	100,536
IMCO Recycling, Inc.(a)	20,300	134,792
RTI International Metals, Inc.(a)	27,700	299,991
Ryerson Tull, Inc.	33,000	289,740
Wolverine Tube, Inc.(a)	16,300	93,236

		1,101,995

Mineral Resources — 0.3%
Massey Energy Co.	100,300	1,318,945

Miscellaneous Basic Industry — 1.2%
Apogee Enterprises, Inc.	36,200	326,524
Armor Holdings, Inc.(a)	36,700	491,780
Briggs & Stratton Corp.	28,800	1,454,400
Lawson Products, Inc.	12,600	346,991
Libbey, Inc.	17,564	398,703
Meade Instruments Corp.(a)	26,300	84,160
Texas Industries, Inc.	28,000	666,400
Tredegar Industries, Inc.	50,850	762,242

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Miscellaneous Basic Industry (cont’d.)
Watsco, Inc.	34,550	$572,148
Watts Industries, Inc. (Class “A” Stock)	36,200	646,170

		5,749,518

Miscellaneous – Consumer Growth/Staple — 0.3%
DIMON, Inc.	59,575	426,557
Hughes Supply, Inc.	31,200	1,082,640

		1,509,197

Networking — 0.2%
Aeroflex, Inc.(a)	80,000	619,200
C-COR.net Corp.(a)	48,400	237,160

		856,360

Office Equipment & Supplies — 0.5%
Global Imaging Systems, Inc.(a)	28,300	655,428
Imagistics International, Inc.(a)	22,900	590,820
New England Business Service, Inc.	17,350	520,500
Standard Register Co.	37,600	619,648

		2,386,396

Oil & Gas — 4.2%
Cabot Oil & Gas Corp. (Class “A” Stock)	42,900	1,184,469
Cascade Natural Gas Corp.	14,722	281,190
Cimarex Energy Co.(a)	55,300	1,313,375
Evergreen Resources, Inc.(a)	25,800	1,401,198
Frontier Oil Corp.	34,800	528,960
Laclede Group, Inc.	25,400	680,720
Lone Star Technologies, Inc.(a)	37,900	802,722
Newfield Exploration Co.(a)	74,150	2,784,332
Northwest Natural Gas Co.	34,150	930,588
Nuevo Energy Co.(a)	25,600	446,720
Piedmont Natural Gas Co., Inc.(b)	44,400	1,723,164
Prima Energy Corp.(a)	16,950	353,916
Remington Oil and Gas Corp.(a)	35,200	646,976
Southern Union Co.(a)(b)	90,698	1,536,424
Southwest Gas Corp.	44,850	949,923
Spinnaker Exploration Co.(a)	44,200	1,158,040
Swift Energy Co.(a)	36,300	399,300
Tom Brown, Inc.(a)	52,500	1,458,975
Unit Corp.(a)	58,000	1,212,780
Vintage Petroleum, Inc.	85,100	959,928

		20,753,700

Oil & Gas Services — 3.0%
Atwood Oceanics, Inc.(a)	18,400	499,560
Cal Dive International, Inc.(a)	50,100	1,092,180
CARBO Ceramics, Inc.	20,650	769,213
Energen Corp.	46,500	1,548,450
Hydril Co.(a)	30,109	820,470
Input/Output, Inc.(a)	68,200	366,916
New Jersey Resources Corp.	36,150	1,283,325
NUI Corp.	21,300	330,576
Oceaneering International, Inc.(a)	31,900	815,045
Offshore Logistics, Inc.	30,000	652,500
Patina Oil & Gas Corp.	45,506	1,463,018
Plains Resources, Inc.(a)	31,600	447,140

SEE NOTES TO FINANCIAL STATEMENTS.

B63

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Oil & Gas Services (cont’d.)
SEACOR SMIT, Inc.(a)	26,000	$948,740
Southwestern Energy Co.(a)	47,300	709,973
St. Mary Land & Exploration Co.	37,400	1,021,020
Stone Energy Corp.(a)	35,100	1,471,392
W-H Energy Services, Inc.(a)	36,000	701,280

		14,940,798

Paper & Forest Products — 0.8%
Brady (W.H.) Co. (Class “A” Stock)	30,900	1,030,515
Buckeye Technologies, Inc.(a)	49,200	334,560
Caraustar Industries, Inc.	37,100	297,171
Chesapeake Corp.	20,400	445,740
Pope & Talbot, Inc.	20,825	230,116
Rock-Tenn Co. (Class “A” Stock)	45,900	778,005
Schweitzer-Mauduit Int’l, Inc.	19,700	475,558
Universal Forest Products, Inc.	23,600	494,184

		4,085,849

Pharmaceuticals — 0.5%
Alpharma, Inc. (Class “A” Stock)	68,600	1,481,760
MGI Pharma, Inc.(a)	33,800	866,294

		2,348,054

Photography — 0.1%
Concord Camera Corp.(a)	37,200	263,748

Precious Metals
Stillwater Mining Co.(a)	28,300	145,462

Real Estate Investment Trust — 1.7%
Capital Automotive REIT	41,700	1,167,183
Colonial Properties Trust	34,300	1,207,017
Essex Property Trust, Inc.	28,000	1,603,000
Gables Residential Trust	32,700	988,521
Glenborough Realty Trust, Inc.	37,000	708,550
Kilroy Realty Corp.	36,650	1,007,875
Shurgard Storage Centers, Inc. (Class “A” Stock)	48,000	1,587,840

		8,269,986

Restaurants — 2.6%
AFC Enterprises, Inc.(a)	37,800	613,872
CEC Entertainment, Inc.(a)	36,075	1,332,250
IHOP Corp.	28,600	902,902
Jack in the Box, Inc.(a)	48,000	1,070,400
Landry’s Restaurants, Inc.	36,700	866,120
Lone Star Steakhouse & Saloon, Inc.	27,600	600,852
O’Charley’s, Inc.(a)	26,900	579,157
P.F. Chang’s China Bistro, Inc.(a)(b)	33,750	1,660,837
Papa John’s International, Inc.(a)	23,800	667,590
RARE Hospitality International, Inc.(a)	29,600	967,328
Ryan’s Family Steak Houses, Inc.(a)	56,100	785,400
Sonic Corp.(a)	51,580	1,311,679
The Steak’n Shake Co.(a)	35,982	548,726
TriArc Cos., Inc. (Class “A” Stock)(a)	27,900	836,721

		12,743,834

Retail — 7.6%
AnnTaylor Stores Corp.(a)	59,400	1,719,630
Arctic Cat, Inc.	29,400	563,304
Brown Shoe Co., Inc.	23,650	704,770

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Retail (cont’d.)
Building Materials Corp.	17,650	$261,397
Burlington Coat Factory Warehouse Corp.	59,300	1,061,470
Caseys Gen. Stores, Inc.	66,100	934,654
Cash America International, Inc.	32,243	426,252
Cato Corp. (Class “A” Stock)	33,900	714,612
Christopher & Banks Corp.(a)	33,100	1,224,369
Cost Plus, Inc.(a)	28,500	1,016,310
Dress Barn, Inc.(a)	38,800	491,596
Duane Reade, Inc.(a)	31,948	471,233
Footstar, Inc.(a)	26,850	349,050
Fred’s, Inc.	34,300	1,275,274
Goody’s Family Clothing, Inc.	43,300	374,545
Great Atlantic & Pacific Tea Co., Inc.(a)	51,300	451,440
Group 1 Automotive, Inc.(a)	29,950	970,679
Hancock Fabrics, Inc.	24,600	397,290
Haverty Furniture Cos., Inc.	29,100	509,250
Hot Topic, Inc.(a)	42,000	1,130,220
J. Jill Group, Inc.(a)	26,050	438,682
Jo-Ann Stores, Inc. (Class “A” Stock)(a)(b)	26,400	667,920
K-Swiss, Inc. (Class “A” Stock)	23,400	807,768
Linens ‘n Things, Inc.(a)	58,800	1,388,268
Movie Gallery, Inc.(a)	42,900	791,505
O’Reilly Automotive, Inc.(a)(b)	71,300	2,380,707
Panera Bread Co. (Class “A” Stock)(a)	39,500	1,580,000
Pep Boys-Manny, Moe & Jack	71,700	968,667
Quiksilver, Inc.(a)	72,300	1,192,227
Regis Corp.	57,700	1,676,185
Russ Berrie & Co., Inc.	27,400	1,000,374
School Specialty, Inc.(a)	24,600	700,116
Shopko Stores, Inc.	38,700	503,100
Stein Mart, Inc.(a)	55,350	331,547
Stride Rite Corp.	52,400	521,904
The Childrens Place Retail Stores, Inc.(a)	35,400	703,044
The Gymboree Corp.(a)	39,050	655,259
The Men’s Wearhouse, Inc.(a)	52,650	1,150,402
Too, Inc.(a)	45,700	925,425
Tractor Supply Co.(a)	24,700	1,179,425
Ultimate Electronics, Inc.(a)	19,350	248,067
Urban Outfitters, Inc.(a)	26,000	933,400
Wet Seal, Inc.(a)	39,325	419,991
Zale Corp.(a)	42,800	1,712,000

		37,923,328

Semiconductors — 1.9%
AstroPower, Inc.(a)(b)	29,050	95,574
ATMI, Inc.(a)	41,000	1,023,770
Axcelis Technologies, Inc.(a)	131,000	801,720
Brooks Automation, Inc.(a)	49,100	556,794
DuPont Photomasks, Inc.(a)	24,100	453,803
ESS Technology, Inc.(a)	51,400	501,150
Exar Corp.(a)	53,200	842,156
Kopin Corp.(a)	92,400	565,488
Pericom Semiconductor Corp.(a)	34,200	318,060
Power Integrations, Inc.(a)	38,700	941,184
Rudolph Technologies, Inc.(a)	21,800	347,928

SEE NOTES TO FINANCIAL STATEMENTS.

B64

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Semiconductors (cont’d.)
Skyworks Solutions, Inc.(a)(b)	184,600	$1,249,742
Varian Semiconductor Equipment Associates, Inc.(a)	45,600	1,357,056
Veeco Instruments, Inc.(a)	38,986	663,932

		9,718,357

Software — 2.3%
ANSYS, Inc.(a)	19,700	612,670
BARRA, Inc.(a)	25,900	924,630
Captaris, Inc.(a)	40,300	137,826
Catapult Communications Corp.(a)	17,100	181,602
Concerto Software, Inc.(a)	15,200	139,688
Concord Communications, Inc.(a)	23,000	315,790
Gerber Scientific, Inc.(a)	29,500	196,470
Hyperion Solutions Corp.(a)	48,570	1,639,723
JDA Software Group, Inc.(a)	37,900	424,101
MapInfo Corp.(a)	20,450	145,809
MICROS Systems, Inc.(a)	23,100	761,838
MRO Software, Inc.(a)	32,500	280,475
Netegrity, Inc.(a)	45,700	266,888
PC-Tel, Inc.(a)	26,100	309,546
Rainbow Technologies, Inc.(a)	35,700	300,237
Roxio, Inc.(a)	31,000	207,390
SCM Microsystems, Inc.(a)	20,600	112,476
SERENA Software, Inc.(a)(b)	53,800	1,123,344
SPSS, Inc.(a)	23,000	385,020
Take-Two Interactive Software, Inc.(a)	55,500	1,572,870
THQ, Inc.(a)(b)	50,875	915,750
Verity, Inc.(a)	49,100	621,606
Zixit Corp.(b)	30,100	113,477

		11,689,226

Supermarkets — 0.3%
Kronos, Inc.(a)	26,400	1,341,384

Technology — 0.1%
Systems & Computer Technology Corp.(a)	44,800	403,200

Telecommunications — 0.9%
Allen Telecom, Inc.(a)	40,900	675,668
Boston Communications Group, Inc.(a)(b)	24,000	411,120
Digi International, Inc.(a)	26,800	154,100
General Communication, Inc.(a)	74,400	644,304
Harmonic, Inc.(a)	80,500	327,635
Intermediate Telephone, Inc.	33,200	704,504
Metro One Telecommunications, Inc.(a)	32,800	169,248
Network Equipment Technologies, Inc.(a)	30,100	253,442
Symmetricom, Inc.(a)	56,150	247,060
Tollgrade Communications, Inc.(a)	18,000	335,700
ViaSat, Inc.(a)	34,800	499,032

		4,421,813

Textiles — 0.8%
Angelica Corp.	11,700	198,315
Ashworth, Inc.(a)	17,150	121,593
G & K Services, Inc. (Class “A” Stock)	27,600	816,960

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Textiles (cont’d.)
Haggar Corp.	8,500	$106,250
Kellwood Co.	35,025	1,107,841
Nautica Enterprises, Inc.(a)	44,700	573,501
Oshkosh B’Gosh, Inc. (Class”A” Stock)	15,800	426,600
Oxford Industries, Inc.	10,000	415,200

		3,766,260

Timber — 0.1%
Deltic Timber Corp.	15,900	452,355

Transportation — 0.5%
Kansas City Southern(a)	82,100	987,663
Pegasus Systems, Inc.(a)	33,000	536,250
USF Corp.	36,000	970,920

		2,494,833

Trucking/Shipping — 2.0%
Arkansas Best Corp.	33,100	787,449
Forward Air Corp.(a)	28,250	716,702
Heartland Express, Inc.(a)	66,609	1,482,050
Kirby Corp.(a)	32,100	905,220
Knight Transportation, Inc.(a)	49,700	1,237,530
Landstar Systems, Inc.(a)	21,200	1,332,420
Monaco Coach Corp.(a)	38,650	592,505
Oshkosh Truck Corp.	22,800	1,352,496
Roadway Corp.	26,400	753,192
Yellow Corp.(a)	39,600	916,740

		10,076,304

Utility – Electric — 1.4%
Atmos Energy Corp.	71,650	1,776,920
Avista Corp.	64,200	908,430
Central Vermont Public Service Corp.	15,800	308,890
CH Energy Group, Inc.	21,100	949,500
Cleco Corp.(b)	62,900	1,089,428
El Paso Electric Co.	65,400	806,382
Green Mountain Power Corp.	6,600	132,000
NorthWestern Corp.(b)	50,100	100,200
UIL Holdings Corp.	19,325	783,629

		6,855,379

Utility – Water — 0.1%
American States Water Co.	20,250	552,825

TOTAL COMMON STOCKS (cost $488,336,396)		495,067,935

WARRANT(a)	Expiration Date	Units
Timco Aviation Services, (cost $0)	02/27/07	4,015	4
TOTAL LONG-TERM INVESTMENTS (cost $488,336,396)			495,067,939

SEE NOTES TO FINANCIAL STATEMENTS.

B65

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

SHORT-TERM INVESTMENTS — 7.6%	Principal Amount (000)	Value (Note 2)
U.S. Government Agency Obligation — 0.1%
United States Treasury Bill 0.86%, 9/18/03(d)(e)	$450	$449,160

	Shares
Mutual Fund — 7.5%
Prudential Core Investment Fund —Taxable Money Market Series (Note 4)(c)	37,413,625	37,413,625

TOTAL SHORT-TERM INVESTMENTS (cost $37,862,785)		37,862,785

TOTAL INVESTMENTS — 106.8% (cost $526,199,182; Note 6)		532,930,724
VARIATION MARGIN ON OPEN FUTURES CONTRACTS(g)		(11,028)
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.8)%		(33,992,407)

NET ASSETS — 100%		$498,927,289

(a) Non-income producing security.

(b)	Portion of securities on loan with an aggregate market value of $32,283,775; cash collateral $34,199,068 was received with which the portfolio purchased securities.

(c)	Represents security, or a portion thereof, purchased with cash collateral for securities on loan.

(d)	Security segregated as collateral for futures contracts.

(e)	Rate quoted represents yield-to-maturity as of purchase date.

(f)	Indicates a fair valued security.

(g)	Open futures contracts as of June 30, 2003 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2003	Unrealized Appreciation
Long Positions:
15	S&P MidCap 400 Index	Sep 03	$3,601,125	$3,601,500	$375

SEE NOTES TO FINANCIAL STATEMENTS.

B66

STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 97.1%		Value (Note 2)
COMMON STOCKS	Shares
Advertising — 0.1%
Omnicom Group, Inc.	50,700	$3,635,190

Aerospace — 1.5%
Boeing Co.	228,036	7,826,196
General Dynamics Corp.	56,200	4,074,500
Lockheed Martin Corp.	126,998	6,041,295
Northrop Grumman Corp.	51,163	4,414,855
Raytheon Co.	108,318	3,557,163
Rockwell Automation, Inc.	53,300	1,270,672
Rockwell Collins, Inc.	52,500	1,293,075
United Technologies Corp.	129,500	9,172,485

		37,650,241

Airlines — 0.2%
Delta Airlines, Inc.	39,000	572,520
Southwest Airlines Co.	204,837	3,523,196

		4,095,716

Apparel — 0.2%
Jones Apparel Group, Inc.(a)	37,500	1,097,250
Nike, Inc. (Class “B” Stock)	71,000	3,797,790
Reebok International, Ltd.(a)	17,000	571,710

		5,466,750

Autos – Cars & Trucks — 0.9%
Cummins Engine Co., Inc.	12,400	445,036
Dana Corp.	37,894	438,055
Delphi Automotive Systems Corp.	162,044	1,398,440
Ford Motor Co.(b)	502,045	5,517,474
General Motors Corp.	154,700	5,569,200
Genuine Parts Co.	49,225	1,575,692
Harley-Davidson, Inc.	81,700	3,256,562
Johnson Controls, Inc.	25,200	2,157,120
Navistar International Corp.(a)	18,900	616,707
PACCAR, Inc.	32,290	2,181,512
Visteon Corp.	42,964	295,163

		23,450,961

Banks and Savings & Loans — 6.3%
AmSouth Bancorporation	95,500	2,085,720
Bank of New York Co., Inc.	216,500	6,224,375
Bank One Corp.	319,545	11,880,683
BankAmerica Corp.	413,344	32,666,576
Capital One Financial Corp.(b)	58,700	2,886,866
Charter One Financial, Inc.	60,373	1,882,430
Comerica, Inc.	46,250	2,150,625
Fifth Third Bancorp	159,549	9,148,540
First Tennessee National Corp.	35,900	1,576,369
Golden West Financial Corp.	43,400	3,472,434
Huntington Bancshares, Inc.	69,875	1,363,960
KeyCorp	115,900	2,928,793
Mellon Financial Corp.	116,100	3,221,775
National City Corp.	167,100	5,465,841
North Fork Bancorporation, Inc.	45,700	1,556,542
Northern Trust Corp.	59,100	2,469,789
PNC Financial Services Group	79,900	3,899,919
Providian Financial Corp.(a)	86,200	798,212
SouthTrust Corp.	94,200	2,562,240
State Street Corp.(b)	92,100	3,628,740
Suntrust Banks, Inc.	77,900	4,622,586

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Banks and Savings & Loans (cont’d.)
U.S. Bancorp	525,581	$12,876,735
Union Planters Corp.	53,600	1,663,208
Wachovia Corp.	375,378	15,000,105
Wells Fargo & Co.	465,560	23,464,224
Zions Bancorporation	23,400	1,184,274

		160,681,561

Chemicals — 1.2%
Air Products & Chemicals, Inc.	60,900	2,533,440
Dow Chemical Co.	247,661	7,667,585
Du Pont (E.I.) de Nemours & Co.	273,091	11,371,509
Eastman Chemical Co.	22,400	709,408
Engelhard Corp.	32,375	801,929
Great Lakes Chemical Corp.	13,500	275,400
Hercules, Inc.(a)	37,400	370,260
Praxair, Inc.	44,700	2,686,470
Rohm & Haas Co.	60,600	1,880,418
Sigma-Aldrich Corp.	21,200	1,148,616

		29,445,035

Commercial Services — 0.9%
Cendant Corp.(a)	288,018	5,276,490
Cintas Corp.	50,300	1,782,632
Concord EFS, Inc.(a)	143,300	2,109,376
Convergys Corp.(a)	51,900	830,400
Deluxe Corp.	14,100	631,680
eBay, Inc.(a)	85,000	8,855,300
Fiserv, Inc.(a)(b)	51,800	1,844,598
Monster Worldwide, Inc.(a)	35,100	692,523
Quintiles Transnational Corp.(a)	36,000	510,840

		22,533,839

Computers — 3.4%
Apple Computer, Inc.(a)	101,200	1,934,944
Citrix Systems, Inc.(a)	52,800	1,075,008
Comverse Technology, Inc.(a)	52,000	781,560
Dell Computer Corp.(a)	709,900	22,688,404
Hewlett-Packard Co.	841,916	17,932,811
International Business Machines Corp.	473,000	39,022,500
Sun Microsystems, Inc.(a)	867,900	3,992,340

		87,427,567

Computer Services — 7.3%
Adobe Systems, Inc.	62,600	2,007,582
Autodesk, Inc.	33,600	542,976
Automatic Data Processing, Inc.	165,500	5,603,830
Avaya, Inc.(a)	97,908	632,486
BMC Software, Inc.(a)	67,600	1,103,908
Cisco Systems, Inc.(a)	1,962,400	32,752,456
Computer Associates International, Inc.	159,243	3,547,934
Computer Sciences Corp.(a)	49,200	1,875,504
Compuware Corp.(a)	108,600	626,622
EMC Corp.(a)	606,074	6,345,595
First Data Corp.	208,000	8,619,520
Gateway, Inc.(a)	106,800	389,820
Intuit, Inc.(a)	57,200	2,547,116
Lexmark International, Inc.(a)	33,714	2,385,940

SEE NOTES TO FINANCIAL STATEMENTS.

B67

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Computer Services (cont’d.)
Mercury Interactive Corp.(a)	25,000	$965,250
Micron Technology, Inc.(a)(b)	170,700	1,985,241
Microsoft Corp.	2,956,200	75,708,282
NCR Corp.(a)	25,900	663,558
Network Appliance, Inc.(a)(b)	92,400	1,497,804
Novell, Inc.(a)	106,100	326,788
NVIDIA Corp.(a)	44,000	1,012,440
Oracle Corp.(a)	1,450,320	17,432,846
Parametric Technology Corp.(a)	97,000	295,850
Peoplesoft, Inc.(a)	90,000	1,583,100
Siebel Systems, Inc.(a)	134,900	1,286,946
SunGuard Data Systems, Inc.(a)	67,000	1,735,970
Symantec Corp.(a)(b)	34,000	1,491,240
Symbol Technologies, Inc.	67,400	876,874
Unisys Corp.(a)	95,000	1,166,600
VERITAS Software Corp.(a)	111,559	3,198,396
Yahoo!, Inc.(a)(b)	161,900	5,303,844

		185,512,318

Construction — 0.2%
Centex Corp.	16,500	1,283,535
Fluor Corp.	23,500	790,540
KB HOME	14,166	878,009
Pulte Corp.	14,500	894,070
Vulcan Materials Co.	23,600	874,852

		4,721,006

Consumer Products
Tupperware Corp.	22,300	320,228

Containers — 0.1%
Ball Corp.	14,100	641,691
Bemis Co., Inc.	16,100	753,480
Pactiv Corp.(a)	43,900	865,269

		2,260,440

Cosmetics & Soaps — 2.3%
Alberto-Culver Co. (Class “B” Stock)	15,200	776,720
Avon Products, Inc.	64,300	3,999,460
Clorox Co.	59,500	2,537,675
Colgate-Palmolive Co.	147,100	8,524,445
Gillette Co.	291,200	9,277,632
International Flavors & Fragrances, Inc.	29,400	938,742
Procter & Gamble Co.	355,104	31,668,175

		57,722,849

Diversified Consumer Products — 1.1%
Altria Group, Inc.	558,600	25,382,784
Eastman Kodak Co.	84,600	2,313,810

		27,696,594

Diversified Manufacturing Operations — 3.2%
American Standard Cos., Inc.(a)	20,900	1,545,137
Cooper Industries, Ltd. (Class “A” Stock)	25,000	1,032,500
General Electric Co.	2,751,800	78,921,624

		81,499,261

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Diversified Office Equipment — 0.3%
Avery Dennison Corp.	32,000	$1,606,400
Pitney Bowes, Inc.	66,900	2,569,629
Xerox Corp.(a)(b)	200,792	2,126,387

		6,302,416

Diversified Operations — 0.1%
Corning, Inc.(a)(b)	324,800	2,400,272

Drugs & Medical Supplies — 11.8%
Abbott Laboratories	429,000	18,773,040
Allergan, Inc.	34,900	2,690,790
AmerisourceBergen Corp.	31,200	2,163,720
Bard, (C.R.), Inc.	13,300	948,423
Bausch & Lomb, Inc.	17,100	641,250
Baxter International, Inc.	164,700	4,282,200
Becton Dickinson & Co.	67,600	2,626,260
Biogen, Inc.(a)	43,500	1,653,000
Biomet, Inc.	71,225	2,041,309
Boston Scientific Corp.(a)(b)	114,300	6,983,730
Bristol-Myers Squibb Co.	538,460	14,619,189
Cardinal Health, Inc.(b)	122,775	7,894,432
Genzyme Corp.(a)	58,400	2,441,120
Guidant Corp.	83,700	3,715,443
Johnson & Johnson	816,871	42,232,231
King Pharmaceuticals, Inc.(a)	71,633	1,057,303
Lilly (Eli) & Co.	309,700	21,360,009
Medtronic, Inc.	334,200	16,031,574
Merck & Co., Inc.	620,200	37,553,110
Pfizer, Inc.	2,178,008	74,378,973
Quest Diagnostics, Inc.(a)(b)	30,300	1,933,140
Schering-Plough Corp.	401,200	7,462,320
St. Jude Medical, Inc.(a)	46,700	2,685,250
Stryker Corp.	55,000	3,815,350
Watson Pharmaceuticals, Inc.(a)	27,000	1,089,990
Wyeth	363,400	16,552,870
Zimmer Holdings, Inc.(a)(b)	52,986	2,387,019

		300,013,045

Education — 0.1%
Apollo Group, Inc. (Class “A” Stock)(a)	46,700	2,884,192

Electrical Services — 0.2%
American Power Conversion	57,700	899,543
Power-One, Inc.(a)	20,000	143,000
TXU Corp.	87,606	1,966,754
Xcel Energy, Inc.	109,495	1,646,805

		4,656,102

Electronics — 4.0%
Advanced Micro Devices, Inc.(a)	108,200	693,562
Altera Corp.(a)	108,500	1,779,400
Analog Devices, Inc.(a)	97,800	3,405,396
Applied Materials, Inc.(a)	459,300	7,284,498
Applied Micro Circuits Corp.(a)	97,000	586,850
Broadcom Corp.(a)(b)	77,800	1,937,998
Electronic Arts, Inc.(a)	36,000	2,663,640

SEE NOTES TO FINANCIAL STATEMENTS.

B68

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Electronics (cont’d.)
Electronic Data Systems Corp.(b)	128,300	$2,752,035
Emerson Electric Co.	115,700	5,912,270
Intel Corp.	1,813,400	37,689,705
Jabil Circuit, Inc.(a)	54,600	1,206,660
JDS Uniphase Corp.(a)	410,100	1,439,451
KLA-Tencor Corp.(a)	51,400	2,389,586
Linear Technology Corp.	88,100	2,837,701
LSI Logic Corp.(a)	110,800	784,464
Maxim Integrated Products, Inc.	89,800	3,070,262
Molex, Inc.	48,500	1,309,015
National Semiconductor Corp.(a)	50,800	1,001,776
Novellus Systems, Inc.(a)	38,000	1,391,598
Perkin Elmer, Inc.	36,000	497,160
Pinnacle West Capital Corp.	26,000	973,700
PMC-Sierra, Inc.(a)	48,800	572,424
PPL Corp.	44,000	1,892,000
QLogic Corp.(a)	25,900	1,251,747
RadioShack Corp.	48,660	1,280,245
Sanmina Corp.(a)	150,600	950,286
Solectron Corp.(a)(b)	247,000	923,780
Tektronix, Inc.(a)	22,700	490,320
Teradyne, Inc.(a)	57,000	986,670
Texas Instruments, Inc.	478,200	8,416,320
Thomas & Betts Corp.(a)	20,800	300,560
Waters Corp.(a)	38,500	1,121,505
Xilinx, Inc.(a)	94,900	2,401,919

		102,194,503

Financial Services — 8.8%
Ambac Financial Group, Inc.	30,000	1,987,500
American Express Co.	365,200	15,269,012
Bear Stearns Cos., Inc.	27,310	1,977,790
Citigroup, Inc.	1,418,276	60,702,213
Countrywide Credit Industries, Inc.	36,300	2,525,391
Equifax, Inc.(b)	41,300	1,073,800
Fannie Mae	272,100	18,350,424
Federated Investors, Inc. (Class “B” Stock)	25,000	685,500
FleetBoston Financial Corp.	290,766	8,638,658
Franklin Resources, Inc.	67,800	2,648,946
Freddie Mac	190,900	9,691,993
Goldman Sachs Group, Inc.(b)	129,500	10,845,625
H&R Block, Inc.	51,600	2,231,700
J.P. Morgan Chase & Co.	552,366	18,879,870
Janus Capital Group, Inc.	62,600	1,026,640
Lehman Brothers Holdings, Inc.	65,200	4,334,496
Marshall & Ilsley Corp.	58,400	1,785,872
MBNA Corp.	355,652	7,411,788
Merrill Lynch & Co., Inc.	252,200	11,772,696
Moody’s Corp.	41,760	2,201,170
Morgan Stanley	297,810	12,731,377
Paychex, Inc.	103,650	3,037,981
Regions Financial Corp.	62,800	2,121,384
Schwab (Charles) Corp.	374,100	3,774,669
SLM Corp.	128,100	5,017,677
Synovus Financial Corp.	85,100	1,829,650

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Financial Services (cont’d.)
T. Rowe Price Group, Inc.	36,000	$1,359,000
Washington Mutual, Inc.	262,922	10,858,679

		224,771,501

Food & Beverage — 4.3%
Adolph Coors Co.	10,800	528,984
Anheuser-Busch Cos., Inc.	232,200	11,853,810
Archer-Daniels-Midland Co.	181,938	2,341,542
Brown-Forman Corp. (Class “B” Stock)	16,300	1,281,506
Campbell Soup Co.	111,800	2,739,100
Coca-Cola Co.	678,900	31,507,749
Coca-Cola Enterprises, Inc.	122,800	2,228,820
ConAgra Foods, Inc.	147,100	3,471,560
General Mills, Inc.	99,900	4,736,259
Heinz (H.J.) & Co.	98,850	3,260,073
Hershey Foods Corp.	36,500	2,542,590
Kellogg Co.	114,400	3,931,928
McCormick & Co., Inc.(b)	36,300	987,360
Monsanto Co.	76,398	1,653,253
Pepsi Bottling Group, Inc.	79,200	1,585,584
PepsiCo, Inc.	475,740	21,170,430
Sara Lee Corp.	215,800	4,059,198
Sysco Corp.(b)	178,700	5,368,148
Wrigley (William) Jr. Co.	62,800	3,531,244

		108,779,138

Forest Products — 0.5%
Boise Cascade Corp.	17,886	427,476
Georgia-Pacific Corp.	65,039	1,232,489
International Paper Co.	131,467	4,697,316
Louisiana-Pacific Corp.(a)	14,600	158,264
MeadWestvaco Corp.	57,289	1,415,038
Plum Creek Timber Co., Inc.	56,300	1,460,985
Temple-Inland, Inc.	16,000	686,560
Weyerhaeuser Co.	61,300	3,310,200

		13,388,328

Gas Pipelines — 0.2%
Cinergy Corp.	46,339	1,704,812
Peoples Energy Corp.	11,400	488,946
Sempra Energy	56,454	1,610,632
Williams Cos., Inc.(b)	157,100	1,241,090

		5,045,480

Hospitals/Healthcare Management — 2.6%
Aetna, Inc.	43,112	2,595,342
Agilent Technologies, Inc.(a)	122,913	2,402,949
Amgen, Inc.(a)	347,464	23,085,508
Anthem, Inc.(a)	40,000	3,086,000
Applera Corp.-Applied Biosystems Group	60,000	1,141,800
Chiron Corp.(a)	51,600	2,255,952
Forest Laboratories, Inc.(a)	100,800	5,518,800
HCA, Inc.	142,598	4,568,840
Health Management Associates, Inc. (Class “A” Stock)	66,300	1,223,235
Humana, Inc.(a)	46,100	696,110

SEE NOTES TO FINANCIAL STATEMENTS.

B69

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Hospitals/Healthcare Management (cont’d.)
IMS Health, Inc.	75,020	$1,349,610
Manor Care, Inc.(a)	22,950	573,980
McKesson Corp.	81,107	2,898,764
MedImmune, Inc.(a)	68,200	2,480,434
Tenet Healthcare Corp.(a)	127,100	1,480,715
UnitedHealth Group, Inc.	167,800	8,431,950
Wellpoint Health Networks, Inc.(a)	40,800	3,439,440

		67,229,429

Household Products & Personal Care — 0.3%
Kimberly-Clark Corp.	143,188	7,465,822
Leggett & Platt, Inc.	56,400	1,156,200

		8,622,022

Housing Related — 0.3%
Masco Corp.(b)	142,500	3,398,625
Maytag Corp.	21,800	532,356
Newell Rubbermaid, Inc.	72,249	2,022,972
Stanley Works	25,800	712,080
Whirlpool Corp.	19,300	1,229,410

		7,895,443

Human Resources
Robert Half International, Inc.(a)	52,300	990,562

Insurance — 4.4%
ACE, Ltd.	75,200	2,578,608
AFLAC, Inc.	141,800	4,360,350
Allstate Corp.	193,688	6,904,977
American International Group, Inc.	718,287	39,635,077
Aon Corp.	90,425	2,177,434
Chubb Corp.	46,700	2,802,000
CIGNA Corp.	37,100	1,741,474
Cincinnati Financial Corp.	43,200	1,602,288
Hartford Financial Services Group, Inc.	76,000	3,827,360
Jefferson-Pilot Corp.	38,418	1,592,810
John Hancock Financial Services, Inc.	79,300	2,436,889
Lincoln National Corp.	47,700	1,699,551
Loews Corp.	51,800	2,449,622
Marsh & McLennan Cos., Inc.	148,600	7,589,002
MBIA, Inc.	38,450	1,874,438
MetLife, Inc.	201,200	5,697,984
MGIC Investment Corp.	27,900	1,301,256
Principal Financial Group, Inc.	92,000	2,967,000
Progressive Corp.	60,700	4,437,170
SAFECO Corp.	35,400	1,248,912
St. Paul Cos., Inc.	63,410	2,315,099
Torchmark Corp.	31,000	1,154,750
Travelers Property Casualty Corp. (Class “B” Stock)	281,469	4,438,766
UnumProvident Corp.(b)	74,456	998,455
XL Capital, Ltd. (Bermuda) (Class “A” Stock)	36,700	3,046,100

		110,877,372

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Leisure — 1.0%
Brunswick Corp.	26,400	$660,528
Carnival Corp.	167,400	5,442,174
Disney (Walt) Co.	564,501	11,148,895
Harrah’s Entertainment, Inc.(a)	29,750	1,197,140
Hilton Hotels Corp.	104,800	1,340,392
Marriott International, Inc. (Class “A” Stock)	62,600	2,405,092
Sabre Group Holdings, Inc. (Class “A” Stock)	42,419	1,045,628
Starwood Hotels & Resorts Worldwide, Inc.	56,800	1,623,912

		24,863,761

Machinery — 0.6%
Caterpillar, Inc.	94,400	5,254,304
Deere & Co.	67,400	3,080,180
Dover Corp.	52,000	1,557,920
Eaton Corp.	19,100	1,501,451
Ingersoll-Rand Co. (Class “A” Stock)	46,250	2,188,550
Parker Hannifin Corp.	34,425	1,445,506
Snap-on, Inc.	12,300	357,069
Thermo Electron Corp.(a)	46,400	975,328

		16,360,308

Media — 3.5%
AOL Time Warner, Inc.(a)	1,230,820	19,803,894
Clear Channel Communications, Inc.(a)	167,200	7,087,608
Comcast Corp. (Class “A” Stock)(a)	633,930	19,132,007
Dow Jones & Co., Inc.	22,800	981,084
Gannett Co., Inc.	72,700	5,584,087
Interpublic Group of Cos., Inc.	116,200	1,554,756
Knight-Ridder, Inc.	23,000	1,585,390
McGraw Hill, Inc.	51,400	3,186,800
Meredith Corp.	13,800	607,200
New York Times Co. (Class “A” Stock)	41,500	1,888,250
R.R. Donnelley & Sons, Co.	34,200	893,988
Tribune Co.	85,200	4,115,160
Univision Communications, Inc. (Class “A” Stock)(a)	61,000	1,854,400
Viacom, Inc. (Class “B” Stock)(a)	486,136	21,224,698

		89,499,322

Metals – Ferrous — 0.1%
Allegheny Technologies, Inc.	28,940	191,004
Nucor Corp.	21,800	1,064,930
United States Steel Corp.	31,540	516,310
Worthington Industries, Inc.	24,000	321,600

		2,093,844

Metals – Non Ferrous — 0.2%
Alcoa, Inc.	229,576	5,854,188

Mineral Resources — 0.2%
Burlington Resources, Inc.	57,417	3,104,537
Phelps Dodge Corp.(a)	23,528	902,064

		4,006,601

SEE NOTES TO FINANCIAL STATEMENTS.

B70

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Miscellaneous – Basic Industry — 1.8%
AES Corp.(a)	161,700	$1,026,795
BB&T Corp.(b)	130,000	4,459,000
Crane Co.	14,325	324,175
Danaher Corp.(b)	40,400	2,749,220
Ecolab, Inc.	73,800	1,889,280
Fortune Brands, Inc.	41,600	2,171,520
Honeywell, Inc.	234,750	6,303,037
Illinois Tool Works, Inc.	85,200	5,610,420
International Game Technology	24,500	2,507,085
ITT Industries, Inc.	25,000	1,636,500
Millipore Corp.(a)	14,200	630,054
Pall Corp.	36,000	810,000
PPG Industries, Inc.	46,600	2,364,484
Sealed Air Corp.(a)	22,910	1,091,891
Textron, Inc.	35,100	1,369,602
Tyco International, Ltd.	550,743	10,453,102
W.W. Grainger, Inc.	23,200	1,084,832

		46,480,997

Miscellaneous – Consumer Growth/Staple — 0.6%
3M Co.	107,300	13,839,554
American Greetings Corp. (Class “A” Stock)(a)(b)	20,800	408,512
Black & Decker Corp.	21,200	921,140

		15,169,206

Oil & Gas — 4.0%
Amerada Hess Corp.	25,500	1,254,090
Anadarko Petroleum Corp.	68,063	3,026,761
Ashland, Inc.	18,600	570,648
ChevronTexaco Corp.	293,261	21,173,444
El Paso Corp.(b)	156,311	1,262,993
EOG Resources, Inc.	29,500	1,234,280
Exxon Mobil Corp.	1,853,570	66,561,699
Kerr-McGee Corp.	28,126	1,260,045
Marathon Oil Corp.(b)	86,300	2,274,005
NICOR, Inc.	14,200	526,962
Sunoco, Inc.	22,500	849,150
Unocal Corp.	71,200	2,042,728

		102,036,805

Oil & Gas Exploration/Production — 0.7%
ConocoPhillips	188,497	10,329,636
Devon Energy Corp.	59,000	3,150,600
Occidental Petroleum Corp.	102,800	3,448,940

		16,929,176

Oil & Gas Service — 1.1%
Apache Corp.	44,425	2,890,291
Baker Hughes, Inc.	95,130	3,193,514
BJ Services Co.(a)	38,000	1,419,680
Halliburton Co.	118,300	2,720,900
Kinder Morgan, Inc.	35,000	1,912,750
McDermott International, Inc.(a)	20,700	131,031
Nabors Industries, Ltd. (Barbados)(a)	37,500	1,483,125
Noble Corp.(a)	40,600	1,392,580
PG&E Corp.(a)	117,500	2,485,125

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Oil & Gas Service (cont’d.)
Rowan Cos., Inc.	28,700	$642,880
Schlumberger, Ltd.	163,700	7,787,209
Transocean Sedco Forex, Inc.(a)	85,033	1,868,175

		27,927,260

Precious Metals — 0.2%
Freeport-McMoRan Copper & Gold, Inc. (Class “B” Stock)(b)	44,200	1,082,900
Newmont Mining Corp.	110,103	3,573,943

		4,656,843

Railroads — 0.4%
Burlington Northern Santa Fe Corp.	100,026	2,844,739
CSX Corp.	55,412	1,667,347
Norfolk Southern Corp.	110,500	2,121,600
Union Pacific Corp.	71,700	4,160,034

		10,793,720

Real Estate Investment Trust — 0.3%
Apartment Investment & Management Co (Class “A” Stock)	27,500	951,500
Equity Office Properties Trust	109,400	2,954,894
Equity Residential Properties Trust	79,000	2,050,050
Simon Property Group, Inc.	48,000	1,873,440

		7,829,884

Restaurants — 0.5%
Darden Restaurants, Inc.	50,250	953,745
McDonald’s Corp.	344,200	7,593,052
Wendy’s International, Inc.	30,700	889,379
Yum! Brands, Inc.(a)	82,400	2,435,744

		11,871,920

Retail — 7.0%
Albertson’s, Inc.(b)	97,944	1,880,525
AutoNation, Inc.(a)(b)	79,500	1,249,740
AutoZone, Inc.(a)(b)	24,100	1,830,877
Bed Bath & Beyond, Inc.(a)	82,200	3,190,182
Best Buy Co., Inc.(a)	86,850	3,814,452
Big Lots, Inc.(a)	35,200	529,408
Circuit City Stores, Inc.	66,200	582,560
Costco Wholesale Corp.(a)	126,532	4,631,071
CVS Corp.	110,000	3,083,300
Dillard’s, Inc. (Class “A” Stock)	25,750	346,853
Dollar General Corp.	90,203	1,647,107
Family Dollar Stores, Inc.	44,600	1,701,490
Federated Department Stores, Inc.	51,100	1,883,035
Gap, Inc.	244,287	4,582,824
Home Depot, Inc.	633,519	20,982,149
J.C. Penney Co., Inc.(b)	76,600	1,290,710
Kohl’s Corp.(a)	93,700	4,814,306
Kroger Co.(a)	213,600	3,562,848
Limited Brands	148,196	2,297,038
Liz Claiborne, Inc.	31,800	1,120,950
Lowe’s Cos., Inc.	216,400	9,294,380
May Department Stores Co.	79,600	1,771,896
Nordstrom, Inc.	38,300	747,616
Office Depot, Inc.(a)	89,000	1,291,390
Safeway, Inc.(a)(b)	124,600	2,549,316

SEE NOTES TO FINANCIAL STATEMENTS.

B71

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Retail (cont’d.)
Sears, Roebuck & Co.	81,800	$2,751,752
Sherwin-Williams Co.	39,700	1,067,136
Staples, Inc.(a)	125,400	2,301,090
Starbucks Corp.(a)	104,600	2,564,792
Supervalu, Inc.	39,000	831,480
Target Corp.	251,368	9,511,765
Tiffany & Co.	39,300	1,284,324
TJX Cos., Inc.(b)	145,200	2,735,568
Toys ‘R’ Us, Inc.(a)	61,250	742,350
Wal-Mart Stores, Inc.	1,209,400	64,908,498
Walgreen Co.	279,100	8,400,910
Winn-Dixie Stores, Inc.(b)	36,900	454,239

		178,229,927

Rubber — 0.1%
B.F. Goodrich Co.	31,800	667,800
Cooper Tire & Rubber Co.	23,800	418,642
Goodyear Tire & Rubber Co.(b)	49,200	258,300

		1,344,742

Telecommunications — 4.5%
ADC Telecommunications, Inc.(a)	232,400	541,027
Alltel Corp.	82,900	3,997,438
Andrew Corp.(a)	29,112	267,830
AT&T Corp.	214,073	4,120,905
AT&T Wireless Services, Inc.(a)	747,343	6,135,686
BellSouth Corp.	512,200	13,639,886
CenturyTel, Inc.	40,100	1,397,485
CIENA Corp.(a)(b)	91,000	472,290
Citizens Communications Co.(a)	83,000	1,069,870
Lucent Technologies, Inc.(a)(b)	1,020,105	2,070,813
Motorola, Inc.	641,295	6,047,412
Nextel Communications, Inc. (Class “A” Stock)(a)	267,600	4,838,208
QUALCOMM, Inc.	216,900	7,754,175
Qwest Communications International, Inc.(a)	473,947	2,265,467
SBC Communications, Inc.	915,474	23,390,361
Scientific-Atlanta, Inc.(b)	46,800	1,115,712
Sprint Corp.	245,700	3,538,080
Sprint Corp. (PCS Group)(a)	286,200	1,645,650
Tellabs, Inc.(a)	116,000	762,120
Verizon Communications, Inc.	753,838	29,738,909

		114,809,324

Textiles
VF Corp.	26,536	901,428

Tobacco — 0.1%
R.J. Reynolds Tobacco Holdings, Inc.	19,000	706,990
UST, Inc.	48,900	1,712,967

		2,419,957

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Toy Manufacturer — 0.1%
Hasbro, Inc.	47,650	$833,398
Mattel, Inc.	120,281	2,275,717

		3,109,115

Trucking & Shipping — 1.0%
FedEx Corp.	80,940	5,020,708
Ryder System, Inc.	17,600	450,912
United Parcel Service, Inc. (Class “B” Stock)	309,700	19,727,890

		25,199,510

Utilities – Electric — 1.7%
Allegheny Energy, Inc.	35,200	297,440
Ameren Corp.	40,900	1,803,690
American Electric Power Co., Inc.	99,640	2,972,261
Calpine Corp.(a)(b)	95,000	627,000
CenterPoint Energy, Inc.	90,610	738,472
CMS Energy Corp.	43,100	349,110
Consolidated Edison, Inc.	57,100	2,471,288
Constellation Energy Group	46,850	1,606,955
Dominion Resources, Inc.	82,442	5,298,547
DTE Energy Co.	48,700	1,881,768
Duke Energy Co.(b)	244,262	4,873,027
Edison International(a)	95,900	1,575,637
Entergy Corp.	63,200	3,335,696
FirstEnergy Corp.	83,836	3,223,494
FPL Group, Inc.	50,700	3,389,295
Mirant Corp.(a)(b)	119,030	345,187
Public Service Enterprise Group, Inc.	63,700	2,691,325
Southern Co.	195,500	6,091,780
TECO Energy, Inc.(b)	40,700	487,993

		44,059,965

Utilities – Electric & Gas — 0.4%
Dynegy, Inc. (Class “A” Stock)(b)	113,300	475,860
Exelon Corp.	87,075	5,207,956
KeySpan Corp.	43,400	1,538,530
NiSource, Inc.	61,300	1,164,700
Progress Energy, Inc.	65,214	2,862,894

		11,249,940

Waste Management — 0.2%
Allied Waste Industries, Inc.(a)	59,000	592,950
Waste Management, Inc.	161,630	3,893,667

		4,486,617

TOTAL COMMON STOCKS (cost $2,170,480,379)		2,472,353,721

SEE NOTES TO FINANCIAL STATEMENTS.

B72

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

	Shares	Value (Note 2)
CONTINGENT VALUE OBLIGATION
Utilities – Electric & Gas
Progress Energy, Inc.(a)(e) (cost $17,640)	36,000	$0

TOTAL LONG-TERM INVESTMENTS (cost $2,170,498,019)		2,472,353,721

SHORT-TERM INVESTMENTS — 5.9%
Mutual Fund — 5.7%
Prudential Core Investment Fund — Taxable Money Market Series (Note 4)(c)	146,861,969	146,861,969

SHORT-TERM INVESTMENTS (Continued)	Principal Amount (000)	Value (Note 2)
U.S. Government Obligation — 0.2%
United States Treasury Bill 0.86%, 9/18/03(d)(f)	$4,450	$4,441,602

TOTAL SHORT-TERM INVESTMENTS (cost $ 151,303,571)		151,303,571

TOTAL INVESTMENTS — 103.0% (cost $2,321,801,590; Note 6)		2,623,657,292
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.0)%		(76,711,790)

NET ASSETS — 100%		$2,546,945,502

(a)	Non-income producing security.

(b)	Portion of securities on loan with an aggregate market value of $78,910,630; cash collateral of $82,348,691 was received with which the portfolio purchased securities.

(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(d)	Security segregated as collateral for futures contracts.

(e)	Indicates a fair valued security.

(f)	Rate quoted represents yield-to-maturity at purchase date.

Open futures contracts as of June 30, 2003 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2003	Unrealized Depreciation
Long Positions:
294	S&P 500 Index	Sep 03	$73,823,550	$71,537,550	$(2,286,000)

SEE NOTES TO FINANCIAL STATEMENTS.

B73

VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 90.4%		Value (Note 2)
COMMON STOCKS	Shares
Aerospace & Defense — 5.2%
General Dynamics Corp.	380,600	$27,593,500
Northrop Grumman Corp.	301,600	26,025,064
Raytheon Co.	414,100	13,599,044

		67,217,608

Capital Markets — 2.0%
Bank of New York Co., Inc. (The)	455,100	13,084,125
Mellon Financial Corp.	461,800	12,814,950

		25,899,075

Chemicals — 2.5%
Dow Chemical Co.	196,600	6,086,736
E.I. du Pont de Nemours & Co.	291,400	12,133,896
IMC Global, Inc.	1,240,700	8,325,097
Lyondell Chemical Co.	421,800	5,706,954

		32,252,683

Commercial Banks — 1.4%
FleetBoston Financial Corp.	346,900	10,306,399
PNC Financial Services Group	154,400	7,536,264

		17,842,663

Commercial Services & Supplies — 1.2%
Waste Management, Inc.	673,800	16,231,842

Communications Equipment — 0.8%
Harris Corp.	345,000	10,367,250

Computers & Peripherals — 1.7%
Hewlett-Packard Co.	1,055,350	22,478,955

Containers & Packaging — 0.9%
Temple-Inland, Inc.	277,100	11,890,361

Diversified Financials — 10.5%
American Express Co.	244,700	10,230,907
Citigroup, Inc.	1,091,200	46,703,360
Freddie Mac	182,300	9,255,371
Goldman Sachs Group, Inc. (The)	190,300	15,937,625
J.P. Morgan Chase & Co.	292,500	9,997,650
Lehman Brothers Holdings, Inc.	367,300	24,418,104
Merrill Lynch & Co., Inc.	434,900	20,301,132

		136,844,149

Diversified Telecommunication Services — 3.6%
BellSouth Corp.	660,960	17,601,365
SBC Communications, Inc.	259,400	6,627,670
Verizon Communications, Inc.	568,600	22,431,270

		46,660,305

Electric Utilities — 2.8%
Dominion Resources, Inc.	141,200	9,074,924
DTE Energy Co.	132,900	5,135,256
FirstEnergy Corp.	391,500	15,053,175
TXU Corp.	330,400	7,417,480

		36,680,835

Electronic Equipment & Instruments — 1.1%
Solectron Corp.(a)(b)	3,861,900	14,443,506

Energy Equipment & Services — 9.6%
Baker Hughes, Inc.	419,300	14,075,901
ENSCO International, Inc.	998,900	26,870,410
GlobalSantaFe Corp.	1,027,100	23,972,514

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Energy Equipment & Services (cont’d.)
Halliburton Co.	843,300	$19,395,900
Nabors Industries, Ltd. (Barbados)(a)	330,700	13,079,185
Schlumberger, Ltd.	436,400	20,759,548
Weatherford International, Ltd. (Bermuda)(a)	163,100	6,833,890

		124,987,348

Food Products — 3.0%
ConAgra Foods, Inc.	1,024,100	24,168,760
Kraft Foods, Inc. (Class “A” Stock)	466,600	15,187,830

		39,356,590

Healthcare Providers & Services — 0.6%
Tenet Healthcare Corp.(a)	701,000	8,166,650

Hotels, Restaurants & Leisure — 1.6%
McDonald’s Corp.	921,200	20,321,672

Household Products — 1.7%
Kimberly-Clark Corp.	425,000	22,159,500

Industrial Conglomerates — 1.6%
General Electric Co.	278,700	7,993,116
Tyco International, Ltd. (Bermuda)	644,800	12,238,304

		20,231,420

Insurance — 7.4%
Allstate Corp.	331,600	11,821,540
Hartford Financial Services Group, Inc.	544,800	27,436,128
Travelers Property Casualty Corp. (Class “A” Stock)(b)	817,545	12,998,965
UnumProvident Corp.(b)	808,500	10,841,985
XL Capital, Ltd. (Class “A” Stock)	390,500	32,411,500

		95,510,118

Machinery — 0.7%
Navistar International Corp.(a)	290,300	9,472,489

Media — 5.7%
AOL Time Warner, Inc.(a)	519,700	8,361,973
General Motors Corp. (Class “H” Stock)(a)	487,300	6,242,313
Liberty Media Corp. (Class “A” Stock)(a)	1,666,100	19,260,116
New York Times Co. (The) (Class “A” Stock)	287,700	13,090,350
News Corp., Ltd. (The) ADR (Australia)	1,095,842	27,450,842

		74,405,594

Metals & Mining — 1.2%
Freeport-McMoRan Copper & Gold, Inc. (Class “B” Stock)(b)	343,500	8,415,750
Newmont Mining Corp.	222,900	7,235,334

		15,651,084

Multiline Retail — 1.1%
Federated Department Stores	379,900	13,999,315

Office Electronics — 1.6%
Xerox Corp.(a)(b)	1,932,700	20,467,293

SEE NOTES TO FINANCIAL STATEMENTS.

B74

VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Oil & Gas — 6.2%
Apache Corp.	208,110	$13,539,637
Exxon Mobil Corp.	527,800	18,953,298
Occidental Petroleum Corp.	703,300	23,595,715
Royal Dutch Petroleum Co. (Netherlands)	52,300	2,438,226
Total SA, ADR (France)	283,600	21,496,880

		80,023,756

Paper & Forest Products — 2.5%
Boise Cascade Corp.	324,000	7,743,600
International Paper Co.	701,300	25,057,449

		32,801,049

Pharmaceuticals — 4.4%
Bristol-Myers Squibb Co.	611,600	16,604,940
Merck & Co., Inc.	361,900	21,913,045
Pfizer, Inc.	263,340	8,993,061
Wyeth	204,542	9,316,888

		56,827,934

Real Estate — 0.0%
Corrections Corp. of America(a)	2,785	70,544

Road & Rail — 1.1%
Union Pacific Corp.	246,600	14,307,732

Semiconductors & Semiconductor Equipment — 1.2%
Agere Systems, Inc. (Class “B” Stock)(a)	6,744,185	15,511,625

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Software — 0.7%
Synopsys, Inc.(a)	141,100	$8,727,035

Specialty Retail — 1.0%
Toys “R” Us, Inc.(a)	1,053,700	12,770,844

Tobacco — 2.6%
Altria Group, Inc.	608,300	27,641,152
Loews Corp. — Carolina Group	209,500	5,656,500

		33,297,652

Wireless Telecommunication Services — 1.2%
Sprint Corp. (PCS Group)(a)(b)	2,797,800	16,087,350

TOTAL LONG-TERM INVESTMENTS (cost $1,110,608,450)		1,173,963,826

SHORT-TERM INVESTMENT — 13.2%
Mutual Fund
Prudential Core Investment Fund —Taxable Money Market Series (cost $171,065,692; Note 4)(c)	171,065,692	171,065,692

TOTAL INVESTMENTS — 103.6% (cost $1,281,674,142; Note 6)		1,345,029,518
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.6)%		(47,202,894)

NET ASSETS — 100%		$1,297,826,624

The following abbreviations are used in portfolio descriptions:

ADR	American Depository Receipt

(a)	Non-income producing security.

(b)	Portion of securities on loan with an aggregate market value of $25,957,156; cash collateral $27,627,044 was received with which the portfolio purchased securities.

(c)	Represents security, or portion thereof, purchased with cash collateral for securities on loan.

SEE NOTES TO FINANCIAL STATEMENTS.

B75

ZERO COUPON BOND PORTFOLIO 2005

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 97.5% LONG-TERM BONDS	Maturity Date	Principal Amount (000)	Value (Note 2)
U.S. GOVERNMENT & AGENCY OBLIGATIONS
Federal National Mortgage Association	01/24/05	$ 1,400	$1,368,611
Federal National Mortgage Association	01/24/06	2,320	2,212,776
Financing Corp.	03/07/04	3,350	3,317,974
Financing Corp.	02/08/05	688	671,554
Financing Corp.	11/11/05	425	407,335
Financing Corp.	08/08/07	2,070	1,858,266
United States Treasury Strip	08/15/05	39,795	38,691,087
United States Treasury Strip	02/15/06	7,970	7,657,743
United States Treasury Strip	08/15/07	10,350	9,449,643

TOTAL LONG-TERM INVESTMENTS (cost $60,078,122)			65,634,989

SHORT-TERM INVESTMENT — 2.5%		Shares
MUTUAL FUND
Prudential Core Investment Fund — Taxable Money Market Series (cost $1,702,648; Note 4)		1,702,648	1,702,648

TOTAL INVESTMENTS — 100.0% (cost $61,780,770; Note 6)			67,337,637
LIABILITIES IN EXCESS OF OTHER ASSETS			(24,241)

NET ASSETS — 100%			$67,313,396

SEE NOTES TO FINANCIAL STATEMENTS.

B76

Financial Highlights

(Unaudited)

	Conservative Balanced Portfolio
	Six Months Ended June 30, 2003		Year Ended December 31,
			2002	2001	2000	1999	1998
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.43		$13.69	$14.63	$15.36	$15.08	$14.97

Income From Investment Operations:
Net investment income	0.14		0.34	0.44	0.59	0.62	0.66
Net realized and unrealized gains (losses) on investments	0.93		(1.57)	(0.75)	(0.65)	0.37	1.05

Total from investment operations	1.07		(1.23)	(0.31)	(0.06)	0.99	1.71

Less Distributions:
Dividends from net investment income	(0.36)		—	(0.48)	(0.56)	(0.62)	(0.66)
Distributions from net realized gains	—		(0.03)	(0.15)	(0.11)	(0.06)	(0.94)
Distributions in excess of net realized gains	—		—	—	—	(0.03)	—

Total distributions	(0.36)		(0.03)	(0.63)	(0.67)	(0.71)	(1.60)

Net Asset Value, end of period	$13.14		$12.43	$13.69	$14.63	$15.36	$15.08

Total Investment Return(a)	8.83%		(8.98)%	(2.02)%	(0.48)%	6.69%	11.74%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,740.1		$2,660.3	$3,259.7	$3,714.3	$4,387.1	$4,796.0
Ratios to average net assets:
Expenses	0.58	%(b)	0.58%	0.58%	0.60%	0.57%	0.57%
Net investment income	2.09	%(b)	2.49%	3.05%	3.79%	4.02%	4.19%
Portfolio turnover rate	128	%(c)	260%	239%	85%	109%	167%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

	Diversified Bond Portfolio
	Six Months Ended June 30, 2003		Year Ended December 31,
			2002	2001	2000	1999	1998
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.82		$11.36	$11.28	$10.95	$11.06	$11.02

Income From Investment Operations:
Net investment income	0.23		0.57	0.67	0.77	0.67	0.69
Net realized and unrealized gains (losses) on investments	0.41		0.17	0.12	0.26	(0.75)	0.08

Total from investment operations	0.64		0.74	0.79	1.03	(0.08)	0.77

Less Distributions:
Dividends from net investment income	(0.22)		(1.27)	(0.71)	(0.70)	—	(0.69)
Distributions from net realized gains	—		—	—	— (b)	(0.03)	(0.04)
Tax return of capital distributions	—		(0.01)	—	—	—	—

Total distributions	(0.22)		(1.28)	(0.71)	(0.70)	(0.03)	(0.73)

Net Asset Value, end of period	$11.24		$10.82	$11.36	$11.28	$10.95	$11.06

Total Investment Return(a)	5.98%		7.07%	6.98%	9.72%	(0.74)%	7.15%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,407.7		$1,370.3	$1,400.7	$1,269.8	$1,253.8	$1,122.6
Ratios to average net assets:
Expenses	0.44	%(c)	0.44%	0.44%	0.45%	0.43%	0.42%
Net investment income	4.19	%(c)	5.25%	6.35%	6.83%	6.25%	6.40%
Portfolio turnover rate	369	%(d)	595%	257%	139%	171%	199%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b)	Less than $0.005 per share.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D1

Financial Highlights

(Unaudited)

	Equity Portfolio
	Class I
	Six Months Ended June 30, 2003		Year Ended December 31,
			2002	2001	2000	1999	1998
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.75		$20.49	$24.50	$28.90	$29.64	$31.07

Income From Investment Operations:
Net investment income	0.09		0.17	0.18	0.51	0.54	0.60
Net realized and unrealized gains (losses) on investments	1.82		(4.75)	(2.83)	0.26	3.02	2.21

Total from investment operations	1.91		(4.58)	(2.65)	0.77	3.56	2.81

Less Distributions:
Dividends from net investment income	(0.01)		(0.16)	(0.18)	(0.51)	(0.53)	(0.60)
Distributions in excess of net investment income	—		—	—	(0.02)	—	—
Distributions from net realized gains	—		—	(1.18)	(4.64)	(3.77)	(3.64)

Total distributions	(0.01)		(0.16)	(1.36)	(5.17)	(4.30)	(4.24)

Net Asset Value, end of period	$17.65		$15.75	$20.49	$24.50	$28.90	$29.64

Total Investment Return(a)	12.11%		(22.34)%	(11.18)%	3.28%	12.49%	9.34%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,497.8		$3,273.6	$4,615.9	$5,652.7	$6,235.0	$6,247.0
Ratios to average net assets:
Expenses	0.48	%(b)	0.48%	0.49%	0.49%	0.47%	0.47%
Net investment income	1.10	%(b)	0.88%	0.84%	1.75%	1.72%	1.81%
Portfolio turnover rate	29	%(c)	54%	153%	78%	9%	25%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

	Equity Portfolio
	Class II
	Six Months Ended June 30, 2003		Year Ended December 31,			May 3, 1999(d) through December 31, 1999
			2002	2001	2000
Per Share Operating Performance:
Net asset value, beginning of period	$15.76		$20.49	$24.51	$28.92	$32.79

Income From Investment Operations:
Net investment income	0.05		0.09	0.09	0.39	0.28
Net realized and unrealized gains (losses) on investments	1.82		(4.72)	(2.83)	0.26	(0.60)

Total from investment operations	1.87		(4.63)	(2.74)	0.65	(0.32)

Less distributions:
Dividends from net investment income	—		(0.10)	(0.10)	(0.40)	(0.34)
Distributions in excess of net investment income	—		—	—	(0.02)	—
Distributions from net realized gains	—		—	(1.18)	(4.64)	(3.21)

Total distributions	—		(0.10)	(1.28)	(5.06)	(3.55)

Net Asset Value, end of period	$17.63		$15.76	$20.49	$24.51	$28.92

Total Investment Return(a)	11.87%		(22.62)%	(11.57)%	2.83%	(0.68)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$0.5		$0.4	$1.1	$1.8	$0.3
Ratios to average net assets:
Expenses	0.88	%(b)	0.88%	0.89%	0.91%	0.87	%(b)
Net investment income	0.69	%(b)	0.46%	0.45%	1.26%	1.33	%(b)
Portfolio turnover rate	29	%(c)	54%	153%	78%	9	%(c)

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not Annualized.

(d)	Commencement of offering of Class II shares.

SEE NOTES TO FINANCIAL STATEMENTS.

D2

Financial Highlights

(Unaudited)

	Flexible Managed Portfolio
	Six Months Ended June 30, 2003		Year Ended December 31,
			2002	2001	2000	1999	1998
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.55		$14.79	$16.53	$17.64	$16.56	$17.28

Income From Investment Operations:
Net investment income	0.11		0.27	0.42	0.61	0.58	0.58
Net realized and unrealized gains (losses) on investments	1.21		(2.10)	(1.35)	(0.86)	0.69	1.14

Total from investment operations	1.32		(1.83)	(0.93)	(0.25)	1.27	1.72

Less Distributions:
Dividends from net investment income	(0.28)		(0.41)	(0.58)	(0.62)	—	(0.59)
Distributions from net realized gains	—		—	(0.23)	(0.24)	(0.19)	(1.85)

Total distributions	(0.28)		(0.41)	(0.81)	(0.86)	(0.19)	(2.44)

Net Asset Value, end of period	$13.59		$12.55	$14.79	$16.53	$17.64	$16.56

Total Investment Return(a)	10.72%		(12.74)%	(5.68)%	(1.44)%	7.78%	10.24%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,378.7		$3,181.0	$3,896.6	$4,463.8	$5,125.3	$5,410.0
Ratios to average net assets:
Expenses	0.63	%(b)	0.63%	0.64%	0.64%	0.62%	0.61%
Net investment income	1.62	%(b)	1.92%	2.61%	3.22%	3.20%	3.21%
Portfolio turnover rate	105	%(c)	238%	236%	132%	76%	138%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

	Global Portfolio
	Six Months Ended June 30, 2003		Year Ended December 31,
			2002	2001	2000	1999	1998
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.35		$15.29	$23.61	$30.98	$21.16	$17.92

Income From Investment Operations:
Net investment income	0.08		0.07	0.09	0.07	0.06	0.07
Net realized and unrealized gains (losses) on investments	1.58		(3.87)	(3.58)	(5.30)	10.04	4.38

Total from investment operations	1.66		(3.80)	(3.49)	(5.23)	10.10	4.45

Less Distributions:
Dividends from net investment income	(0.05)		(0.14)	(0.06)	(0.07)	—	(0.16)
Distributions in excess of net investment income	—		—	—	(0.13)	(0.10)	(0.12)
Distributions from net realized gains	—		—	(4.77)	(1.94)	(0.18)	(0.93)

Total distributions	(0.05)		(0.14)	(4.83)	(2.14)	(0.28)	(1.21)

Net Asset Value, end of period	$12.96		$11.35	$15.29	$23.61	$30.98	$21.16

Total Investment Return(a)	14.76%		(25.14)%	(17.64)%	(17.68)%	48.27%	25.08%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$571.4		$514.9	$885.0	$1,182.1	$1,298.3	$844.5
Ratios to average net assets:
Expenses	0.86	%(b)	0.82%	0.84%	0.85%	0.84%	0.86%
Net investment income	1.40	%(b)	0.47%	0.58%	0.25%	0.21%	0.29%
Portfolio turnover rate	39	%(c)	75%	67%	95%	76%	73%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D3

Financial Highlights

(Unaudited)

	Government Income Portfolio
	Six Months Ended June 30, 2003		Year Ended December 31,
			2002	2001	2000	1999	1998
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.50		$12.26	$12.02	$11.55	$11.87	$11.52

Income From Investment Operations:
Net investment income	0.23		0.38	0.65	0.89	0.76	0.67
Net realized and unrealized gain (losses) on investment	0.15		1.00	0.31	0.52	(1.08)	0.36

Total from investment operations	0.38		1.38	0.96	1.41	(0.32)	1.03

Less Distributions:
Dividends from net investment income	(0.24)		(1.06)	(0.72)	(0.91)	—	(0.68)
Distributions from net realized gains	(0.43)		(0.08)	—	(0.03)	—	—

Total dividends and distributions	(0.67)		(1.14)	(0.72)	(0.94)	—	(0.68)

Net Asset Value, end of period	$12.21		$12.50	$12.26	$12.02	$11.55	$11.87

Total Investment Return(a)	3.05%		12.05%	8.06%	12.78%	(2.70)%	9.09%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$516.6		$484.3	$311.0	$291.5	$335.5	$443.2
Ratios to average net assets:
Expenses	0.44	%(b)	0.44%	0.47%	0.47%	0.44%	0.43%
Net investment income	3.84	%(b)	4.29%	5.53%	6.03%	5.72%	5.71%
Portfolio turnover rate	303	%(c)	508%	361%	184%	106%	109%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

	High Yield Bond Portfolio
	Six Months Ended June 30, 2003		Year Ended December 31,
			2002	2001	2000	1999	1998
Per Share Operating Performance:
Net Asset Value, beginning of period	$4.59		$5.40	$6.14	$7.52	$7.21	$8.14

Income From Investment Operations:
Net investment income	0.21		0.29	0.58	0.74	0.79	0.77
Net realized and unrealized gains (losses) on investments	0.49		(0.21)	(0.62)	(1.30)	(0.46)	(0.94)

Total from investment operations	0.70		0.08	(0.04)	(0.56)	0.33	(0.17)

Less Distributions:
Dividends from net investment income	(0.22)		(0.89)	(0.70)	(0.82)	(0.02)	(0.76)

Net Asset Value, end of period	$5.07		$4.59	$5.40	$6.14	$7.52	$7.21

Total Investment Return(a)	15.27%		1.50%	(0.44)%	(7.91)%	4.61%	(2.36)%
Ratios/Supplement Data:
Net assets, end of period (in millions)	$1,288.4		$1,128.6	$655.8	$661.3	$802.2	$789.3
Ratios to average net assets:
Expenses	0.59	%(b)	0.58%	0.60%	0.60%	0.60%	0.58%
Net investment income	8.64	%(b)	9.36%	10.93%	10.47%	10.48%	10.31%
Portfolio turnover rate	37	%(c)	77%	84%	76%	58%	63%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D4

Financial Highlights

(Unaudited)

	Jennison Portfolio
	Class I
	Six Months Ended June 30, 2003		Year Ended December 31,
			2002	2001	2000	1999	1998
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.79		$18.57	$22.97	$32.39	$23.91	$17.73

Income From Investment Operations:
Net investment income	0.03		0.03	0.04	0.01	0.05	0.04
Net realized and unrealized gains (losses) on investments	1.54		(5.78)	(4.22)	(5.61)	9.88	6.56

Total from investment operations	1.57		(5.75)	(4.18)	(5.60)	9.93	6.60

Less Distributions:
Dividends from net investment income	—		(0.03)	(0.03)	— (b)	(0.05)	(0.04)
Distributions from net realized gains	—		—	(0.19)	(3.82)	(1.40)	(0.38)

Total distributions	—		(0.03)	(0.22)	(3.82)	(1.45)	(0.42)

Net Asset Value, end of period	$14.36		$12.79	$18.57	$22.97	$32.39	$23.91

Total Investment Return(a)	12.28%		(30.95)%	(18.25)%	(17.38)%	41.76%	37.46%
Ratios/Supplement Data:
Net assets, end of period (in millions)	$1,510.2		$1,388.8	$2,186.9	$2,892.7	$2,770.7	$1,198.7
Ratios to average net assets:
Expenses	0.64	%(c)	0.61%	0.64%	0.64%	0.63%	0.63%
Net investment income	0.53	%(c)	0.21%	0.18%	0.02%	0.17%	0.20%
Portfolio turnover rate	29	%(d)	74%	86%	89%	58%	54%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b)	Less than $0.005 per share.

(c)	Annualized.

(d)	Not annualized.

	Jennison Portfolio
	Class II
	Six Months Ended June 30, 2003		Year Ended December 31,		February 10, 2000(e) through December 31, 2000
			2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.70		$18.45	$22.88	$34.25

Income From Investment Operations:
Net investment income (loss)	0.01		(0.02)	0.01	(0.03)
Net realized and unrealized gains (losses) on investments	1.51		(5.73)	(4.25)	(7.54)

Total from investment operations	1.52		(5.75)	(4.24)	(7.57)

Less Distributions:
Dividends from net investment income	—		—	— (d)	—	(d)
Distributions from net realized gains	—		—	(0.19)	(3.80)

Total distributions	—		—	(0.19)	(3.80)

Net Asset Value, end of period	$14.22		$12.70	$18.45	$22.88

Total Investment Return(a)	11.97%		(31.17)%	(18.60)%	(22.19)%
Ratios/Supplement Data:
Net assets, end of period (in millions)	$60.1		$48.1	$59.6	$13.3
Ratios to average net assets:
Expenses	1.04	%(b)	1.01%	1.04%	1.04	%(b)
Net investment income (loss)	0.12	%(b)	(0.19)%	(0.19)%	(0.39	)%(b)
Portfolio turnover rate	29	%(c)	74%	86%	89	%(c)

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

(d)	Less than $0.005 per share.

(e)	Commencement of offering of Class II Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

D5

Financial Highlights

(Unaudited)

	Money Market Portfolio
	Six Months Ended June 30, 2003		Year Ended December 31,
			2002	2001	2000	1999	1998
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.00		$10.00	$10.00	$10.00	$10.00	$10.00

Income From Investment Operations:
Net investment income and realized and unrealized gains	0.05		0.15	0.41	0.60	0.49	0.52
Dividend and distributions	(0.05)		(0.15)	(0.41)	(0.60)	(0.49)	(0.52)

Net Asset Value, end of period	$10.00		$10.00	$10.00	$10.00	$10.00	$10.00

Total Investment Return(a)	0.46%		1.52%	4.22%	6.20%	4.97%	5.39%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,273.8		$1,366.6	$1,501.9	$1,238.2	$1,335.5	$920.2
Ratios to average net assets:
Expenses	0.43	%(b)	0.43%	0.43%	0.44%	0.42%	0.41%
Net investment income	0.93	%(b)	1.52%	3.86%	6.03%	4.90%	5.20%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b)	Annualized.

	Natural Resources Portfolio
	Six Months Ended June 30, 2003		Year Ended December 31,
			2002	2001	2000	1999	1998
Per Share Operating Performance:
Net Asset Value, beginning of period	$22.35		$19.11	$23.59	$17.38	$11.98	$15.24

Income From Investment Operations:
Net investment income	0.20		0.09	0.43	0.13	0.10	0.09
Net realized and unrealized gains (losses) on investments	1.28		3.52	(2.89)	6.36	5.40	(2.48)

Total from investment operations	1.48		3.61	(2.46)	6.49	5.50	(2.39)

Less Distributions:
Dividends from net investment income	(0.98)		(0.12)	(0.55)	(0.16)	(0.10)	(0.11)
Distributions in excess of net investment income	—		—	—	(0.09)	—	—
Distributions from net realized gains	(1.51)		(0.25)	(1.47)	(0.03)	—	(0.75)
Tax return of capital distributions	—		—	—	—	—	(0.01)

Total distributions	(2.49)		(0.37)	(2.02)	(0.28)	(0.10)	(0.87)

Net Asset Value, end of period	$21.34		$22.35	$19.11	$23.59	$17.38	$11.98

Total Investment Return(a)	7.90%		18.92%	(10.08)%	37.66%	45.99%	(17.10)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	397.9		$379.2	$336.1	$393.2	$289.5	$236.9
Ratios to average net assets:
Expenses	0.50	%(b)	0.50%	0.52%	0.58%	0.57%	0.61%
Net investment income	1.01	%(b)	0.47%	1.94%	0.67%	0.70%	0.63%
Portfolio turnover rate	13	%(c)	37%	23%	30%	26%	12%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D6

Financial Highlights

(Unaudited)

	Small Capitalization Stock Portfolio
	Six Months Ended June 30, 2003		Year Ended December 31,
			2002	2001	2000	1999	1998
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.91		$15.48	$17.11	$16.25	$14.71	$15.93

Income From Investment Operations:
Net investment income	0.03		0.06	0.06	0.07	0.10	0.09
Net realized and unrealized gains (losses) on investments	1.59		(2.31)	0.67	1.81	1.71	(0.25)

Total from investment operations	1.62		(2.25)	0.73	1.88	1.81	(0.16)

Less Distributions:
Dividends from net investment income	—	(b)	(0.13)	(0.08)	(0.08)	—	(0.09)
Distributions from net realized gains	(0.09)		(0.19)	(2.28)	(0.94)	(0.27)	(0.97)

Total distributions	(0.09)		(0.32)	(2.36)	(1.02)	(0.27)	(1.06)

Net Asset Value, end of period	$14.44		$12.91	$15.48	$17.11	$16.25	$14.71

Total Investment Return(a)	12.75%		(14.92)%	5.53%	12.81%	12.68%	(0.76)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$498.9		$467.4	$611.1	$568.3	$437.5	$360.4
Ratios to average net assets:
Expenses	0.48	%(c)	0.46%	0.48%	0.48%	0.45%	0.47%
Net investment income	0.50	%(c)	0.40%	0.52%	0.59%	0.70%	0.57%
Portfolio turnover rate	7	%(d)	17%	23%	29%	31%	26%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b)	Less than $0.005 per share.

(c)	Annualized.

(d)	Not annualized.

	Stock Index Portfolio
	Six Months Ended June 30, 2003		Year Ended December 31,
			2002	2001	2000	1999	1998
Per Share Operating Performance:
Net Asset Value, beginning of period	$24.09		$31.64	$38.66	$44.45	$37.74	$30.22

Income From Investment Operations:
Net investment income	0.17		0.37	0.36	0.36	0.44	0.42
Net realized and unrealized gains (losses) on investments	2.49		(7.34)	(5.05)	(4.37)	7.23	8.11

Total from investment operations	2.66		(6.97)	(4.69)	(4.01)	7.67	8.53

Less Distributions:
Dividends from net investment income	(0.02)		(0.36)	(0.35)	(0.37)	(0.43)	(0.42)
Distributions from net realized gains	(0.92)		(0.22)	(1.98)	(1.41)	(0.53)	(0.59)

Total distributions	(0.94)		(0.58)	(2.33)	(1.78)	(0.96)	(1.01)

Net Asset Value, end of period	$25.81		$24.09	$31.64	$38.66	$44.45	$37.74

Total Investment Return(a)	11.58%		(22.19)%	(12.05)%	(9.03)%	20.45%	28.42%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,546.9		$2,352.3	$3,394.1	$4,186.0	$4,655.0	$3,548.1
Ratios to average net assets:
Expenses	0.37	%(b)	0.37%	0.39%	0.39%	0.39%	0.37%
Net investment income	1.41	%(b)	1.25%	1.02%	0.83%	1.09%	1.25%
Portfolio turnover rate	1	%(c)	4%	3%	7%	2%	3%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D7

Financial Highlights

(Unaudited)

	Value Portfolio
	Class I
	Six Months Ended June 30, 2003		Year Ended December 31,
			2002(d)	2001	2000	1999	1998
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.75		$17.91	$20.46	$19.52	$20.03	$22.39

Income From Investment Operations:
Net investment income	0.11		0.22	0.25	0.46	0.51	0.56
Net realized and unrealized gains (losses) on investments	1.35		(4.15)	(0.69)	2.45	1.89	(1.03)

Total from investment operations	1.46		(3.93)	(0.44)	2.91	2.40	(0.47)

Less Distributions:
Dividends from net investment income	(0.01)		(0.23)	(0.30)	(0.44)	(0.50)	(0.59)
Distributions from net realized gains	—		—	(1.81)	(1.53)	(2.41)	(1.30)

Total distributions	(0.01)		(0.23)	(2.11)	(1.97)	(2.91)	(1.89)

Net asset value, end of period	$15.20		$13.75	$17.91	$20.46	$19.52	$20.03

Total Investment Return(a)	10.63%		(21.97)%	(2.08)%	15.59%	2.52%	(2.38)%
Ratios/Supplement Data:
Net assets, end of period (in millions)	$1,295.4		$1,247.0	$1,801.4	$1,975.3	$2,040.0	$2,142.3
Ratios to average net assets:
Expenses	0.44	%(b)	0.43%	0.44%	0.45%	0.42%	0.42%
Net investment income	1.52	%(b)	1.39%	1.32%	2.31%	2.34%	2.54%
Portfolio turnover rate	33	%(c)	94%	175%	85%	16%	20%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

(d)	Calculated based upon weighted average shares outstanding during the year.

	Value Portfolio
	Class II
	Six Months Ended June 30, 2003		Year Ended December 31, 2002(d)	May 14, 2001(e) through December 31, 2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.75		$17.91	$19.79

Income From Investment Operations:
Net investment income	0.07		0.16	0.12
Net realized and unrealized gain (losses) on investments	1.35		(4.15)	(1.01)

Total from investment operations	1.42		(3.99)	(0.89)

Less Distributions:
Dividends from net investment income	—		(0.17)	(0.14)
Distributions from net realized gains	—		—	(0.85)

Total distributions	—		(0.17)	(0.99)

Net Asset Value, end of period	$15.17		$13.75	$17.91

Total Investment Return(a)	10.41%		(22.35)%	(4.34)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2.5		$1.5	$1.1
Ratios to average net assets:
Expenses	0.84	%(b)	0.83%	0.84	%(b)
Net investment income	1.14	%(b)	1.04%	0.94	%(b)
Portfolio turnover rate	33	%(c)	94%	175	%(c)

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

(d)	Calculated based upon weighted average shares outstanding during the year.

(e)	Commencement of offering of Class II shares.

SEE NOTES TO FINANCIAL STATEMENTS.

D8

Financial Highlights

(Unaudited)

	Zero Coupon Bond Portfolio 2005
	Six Months Ended June 30, 2003		Year Ended December 31,
			2002	2001	2000	1999	1998
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.73		$13.77	$13.38	$12.68	$13.44	$12.60

Income From Investment Operations:
Net investment income	0.30		0.59	0.65	0.65	0.67	0.66
Net realized and unrealized gains (losses) on investments	—		0.75	0.42	1.02	(1.43)	0.87

Total from investment operations	0.30		1.34	1.07	1.67	(0.76)	1.53

Less Distributions:
Dividends from net investment income	(0.30)		(1.25)	(0.64)	(0.67)	—	(0.67)
Distributions from net realized gains	(0.01)		(0.13)	(0.04)	(0.30)	—	(0.02)

Total distributions	(0.31)		(1.38)	(0.68)	(0.97)	—	(0.69)

Net Asset Value, end of period	$13.72		$13.73	$13.77	$13.38	$12.68	$13.44

Total Investment Return(a)	2.16%		10.40%	8.11%	13.76%	(5.66)%	12.35%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$67.3		$66.8	$55.0	$49.8	$45.4	$45.5
Ratios to average net assets:
Expenses	0.65	%(b)	0.63%	0.63%	0.65%	0.59%	0.61%
Net investment income	4.39	%(b)	4.64%	5.05%	5.26%	5.31%	5.35%
Portfolio turnover rate	8	%(c)	1%	10%	67%	15%	—%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D9

The Prudential Series Fund, Inc.

Semiannual Report

June 30, 2003

Board of Directors

Saul K. Fenster, Ph.D.

President Emeritus,

New Jersey Institute of Technology

Delayne Dedrick Gold

Marketing Consultant

Robert F. Gunia

Executive Vice President and

Chief Administrative Officer,

Prudential Investments LLC

W. Scott McDonald, Jr., Ph.D.

Vice President,

Kaludis Consulting Group, Inc.

Thomas T. Mooney

Chief Executive Officer,

The Rochester Business Alliance

Thomas M. O’Brien

President and Chief Executive Officer,

Atlantic Bank of New York

David R. Odenath, Jr.

Senior Vice President,

The Prudential Insurance Company of America

John A. Pileski

Retired Tax Partner,

KPMG, LLP

F. Don Schwartz

Management Consultant

Louis A. Weil, III

Former Chairman, President, and

Chief Executive Officer,

Central Newspapers, Inc.

E1

The toll-free numbers shown below can be used to make transfers and reallocations, review how your premiums are being allocated, and receive current investment option values in your contract. Unit values for each investment option are available to all contract owners from the toll-free numbers. The phone lines are open each business day during the hours shown. Please be sure to have your contract number available when you call.

If you own a variable life insurance contract, please call the following telephone number: (800) 778-2255 Monday to Friday, 8 a.m. to midnight, and Saturday, 8 a.m. to 3 p.m. ET.

If you own a variable annuity contract, please call the following telephone number: (888) 778-2888 Monday to Friday, 8 a.m. to 8 p.m. ET.

The 2002 Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are now available. You may call (888) 778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (“householding”) in lieu of sending a copy to each Contract Owner who resides in the household. You should be aware that by calling (877) 778-5008, you can revoke or “opt out” of householding at any time.

Prudential Financial is a service mark of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

Four exciting annuity products, one powerful investment story. Twenty-seven research-screened investment options from well-known money managers, plus asset allocation portfolios.

■	Strategic Partners Annuity One
■	Strategic Partners Select
■	Strategic Partners Advisor
■	Strategic Partners FlexElite

Make Life Easier with E-Delivery

You can stop receiving printed reports and start reviewing your variable annuity reports online by using E-Delivery. To enroll, go to www.icsdelivery.com/prudential

For more details see inside front cover.

Strategic Partners Annuity One, Strategic Partners Select, Strategic Partners Advisor, and Strategic Partners FlexElite are issued by Pruco Life Insurance Company (in New York, issued by Pruco Life Insurance Company of New Jersey), and distributed by Prudential Investment Management Services LLC (PIMS). All are Prudential Financial companies. Each company is solely responsible for its own respective financial conditions and contractual obligations.

Pruco Life Insurance Company is not licensed to do business in New York.

IFS-2003-A072894

This report includes the financial statements of the variable investment options in the Strategic Partners Annuity One, Strategic Partners Select, Strategic Partners Advisor, and Strategic Partners FlexElite variable annuities. It does not include the financial statements for your separate account. Strategic Partners Annuity One variable annuity was first offered to the public on September 18, 2000. Strategic Partners Select and Strategic Partners Advisor variable annuities were first offered to the public on May 7, 2001. Strategic Partners FlexElite variable annuity was first offered to the public on May 1, 2002.

IMPORTANT NOTE

This report may be used with the public only when preceded or accompanied by current prospectuses for the Strategic Partners Annuity One, Strategic Partners Select, Strategic Partners Advisor, or Strategic Partners FlexElite variable annuities.

The prospectuses contain complete details on risks, charges, and expenses for the Strategic Partners Annuity One, Strategic Partners Select, Strategic Partners Advisor, and Strategic Partners FlexElite variable annuities and the variable investment options. Read the prospectuses carefully prior to investing or sending money.

Annuities have limitations, withdrawal charges, and terms for keeping them in force. Your licensed financial professional will be glad to provide you with costs and complete details.

All data from the outside companies was provided to Prudential Financial from each fund directly. Prudential Financial does not guarantee the accuracy or completeness thereof.

The accompanying financial statements as of June 30, 2003, were not audited, and accordingly, no opinion is expressed on them.

DISCOVER THE BENEFITS OF E-DELIVERY

■ Eliminate receiving printed reports. ■ View documents online as they become available. ■ Download and store e-semiannual reports on your PC. ■ Help the environment by using less paper.

To receive your variable annuity semiannual reports online, go to www.icsdelivery.com/prudential and enroll. Instead of receiving printed reports, you will receive notification via e-mail when new materials are available for your review. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website.

Variable Annuities	Semiannual Report	June 30, 2003

Letter to Contract Owners

■	THE PRUDENTIAL SERIES FUND, INC. PORTFOLIO PERFORMANCE
Equity Portfolio
Global Portfolio
Jennison Portfolio
Money Market Portfolio
SP Aggressive Growth Asset Allocation Portfolio
SP AIM Aggressive Growth Portfolio
SP AIM Core Equity Portfolio
SP Alliance Large Cap Growth Portfolio
SP Alliance Technology Portfolio
SP Balanced Asset Allocation Portfolio
SP Conservative Asset Allocation Portfolio
SP Davis Value Portfolio
SP Deutsche International Equity Portfolio
SP Growth Asset Allocation Portfolio
SP INVESCO Small Company Growth Portfolio
SP Jennison International Growth Portfolio
SP Large Cap Value Portfolio
SP MFS Capital Opportunities Portfolio
SP Mid Cap Growth Portfolio
SP PIMCO High Yield Portfolio
SP PIMCO Total Return Portfolio
SP Prudential U.S. Emerging Growth Portfolio
SP Small/Mid Cap Value Portfolio
SP Strategic Partners Focused Growth Portfolio
Stock Index Portfolio

Value Portfolio

■	JANUS ASPEN SERIES

Janus Aspen Growth Portfolio

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract that you have chosen. Please refer to your variable annuity prospectus to determine which portfolios are available to you.

The Prudential Series Fund, Inc.

Average Annual Total Returns

(For the period ended June 30, 2003)

SP Aggressive Growth Asset Allocation Portfolio1, 2, 3, 4, 6, 11

Average Annual Total Returns (%)	6-Month	1-Year	3-Year	5-Year	Since Inception

SP Aggressive Growth Asset Allocation Portfolio	11.91	–3.33	N/A	N/A	–13.58

S&P 500 Index	11.75	0.25	N/A	N/A	–11.83

Aggressive Growth AA Custom Blended Index	13.15	–0.42	N/A	N/A	–10.21

Lipper (VIP) Multi-Cap Core Funds Average	12.47	0.55	N/A	N/A	–10.07

Portfolio’s inception date: 09/22/2000.

SP AIM Aggressive Growth Portfolio1, 2, 3, 4, 6, 11

Average Annual Total Returns (%)	6-Month	1-Year	3-Year	5-Year	Since Inception

SP AIM Aggressive Growth Portfolio	8.58	–4.62	N/A	N/A	–19.04

Russell 2500 Index	16.92	1.41	N/A	N/A	–2.33

Russell 2500 Growth Index	18.79	4.11	N/A	N/A	–16.67

Lipper (VIP) Mid-Cap Growth Funds Average	15.97	0.34	N/A	N/A	–22.63

Portfolio’s inception date: 09/22/2000.

See “Important Disclosures” and “Glossary of Benchmark Definitions” at the end of the performance section.

The Prudential Series Fund, Inc.

Average Annual Total Returns

(For the period ended June 30, 2003)

SP AIM Core Equity Portfolio1, 2, 3, 4, 6, 7, 11

Average Annual Total Returns (%)	6-Month	1-Year	3-Year	5-Year	Since Inception

SP AIM Core Equity Portfolio	9.32	–0.42	N/A	N/A	–16.64

S&P 500 Index	11.75	0.25	N/A	N/A	–11.83

Russell 1000 Index	12.34	0.95	N/A	N/A	–12.16

Lipper (VIP) Large-Cap Core Funds Average	10.77	–1.36	N/A	N/A	–13.58

Portfolio’s inception date: 09/22/2000.

SP Alliance Large Cap Growth Portfolio1, 2, 3, 4, 6, 11

Average Annual Total Returns (%)	6-Month	1-Year	3-Year	5-Year	Since Inception

SP Alliance Large Cap Growth Portfolio	10.14	–4.81	N/A	N/A	–19.16

Russell 1000 Index	12.34	0.95	N/A	N/A	–12.16

Russell 1000 Growth Index	13.09	2.94	N/A	N/A	–21.69

Lipper (VIP) Large-Cap Growth Funds Average	12.87	–0.22	N/A	N/A	–20.70

Portfolio’s inception date: 09/22/2000.

SP Alliance Technology Portfolio1, 2, 3, 4, 6, 11, 15

Average Annual Total Returns (%)	6-Month	1-Year	3-Year	5-Year	Since Inception

SP Alliance Technology Portfolio	17.01	–3.21	N/A	N/A	–28.65

S&P 500 Index	11.75	0.25	N/A	N/A	–11.83

S&P SuperComposite Information Technology Index	17.79	5.92	N/A	N/A	–29.49

Lipper (VIP) Specialty/Miscellaneous Funds Average	18.20	5.77	N/A	N/A	–24.05

Portfolio’s inception date: 09/22/2000.

SP Balanced Asset Allocation Portfolio1, 2, 3, 4, 6, 7, 9, 10, 11

Average Annual Total Returns (%)	6-Month	1-Year	3-Year	5-Year	Since Inception

SP Balanced Asset Allocation Portfolio	10.66	5.24	N/A	N/A	–3.51

S&P 500 Index	11.75	0.25	N/A	N/A	–11.83

Balanced AA Custom Blended Index	10.49	5.58	N/A	N/A	–2.93

Lipper (VIP) Balanced Funds Average	8.87	4.22	N/A	N/A	–2.19

Portfolio’s inception date: 09/22/2000.

SP Conservative Asset Allocation Portfolio1, 2, 3, 4, 6, 7, 9, 10, 11

Average Annual Total Returns (%)	6-Month	1-Year	3-Year	5-Year	Since Inception

SP Conservative Asset Allocation Portfolio	9.60	8.65	N/A	N/A	1.35

S&P 500 Index	11.75	0.25	N/A	N/A	–11.83

Conservative AA Custom Blended Index	8.16	8.51	N/A	N/A	2.00

Lipper (VIP) Income Funds Average	9.00	7.99	N/A	N/A	10.28

Portfolio’s inception date: 09/22/2000.

SP Davis Value Portfolio1, 2, 3, 4, 11, 17

Average Annual Total Returns (%)	6-Month	1-Year	3-Year	5-Year	Since Inception

SP Davis Value Portfolio	11.45	3.69	N/A	N/A	–5.48

S&P 500 Index	11.75	0.25	N/A	N/A	–11.83

Russell 1000 Value Index	11.57	–1.02	N/A	N/A	–2.92

Lipper (VIP) Large-Cap Value Funds Average	10.75	–2.36	N/A	N/A	–4.28

Lipper (VIP) Multi-Cap Core Funds Average	12.47	0.55	N/A	N/A	–10.07

Portfolio’s inception date: 09/22/2000.

See “Important Disclosures” and “Glossary of Benchmark Definitions” at the end of the performance section.

The Prudential Series Fund, Inc.

Average Annual Total Returns

(For the period ended June 30, 2003)

SP Deutsche International Equity Portfolio1, 2, 3, 4, 8, 11,

Average Annual Total Returns (%)	6-Month	1-Year	3-Year	5-Year	Since Inception

SP Deutsche International Equity Portfolio	5.22	–11.88	N/A	N/A	–14.69

MSCI EAFE Index	9.47	–6.46	N/A	N/A	–12.00

Lipper (VIP) International Funds Average	8.99	–7.66	N/A	N/A	–13.45

Portfolio’s inception date: 09/22/2000.

SP Growth Asset Allocation Portfolio1, 2, 3, 4, 6, 7, 9, 10, 11

Average Annual Total Returns (%)	6-Month	1-Year	3-Year	5-Year	Since Inception

SP Growth Asset Allocation Portfolio	11.48	1.40	N/A	N/A	–8.72

S&P 500 Index	11.75	0.25	N/A	N/A	–11.83

Growth AA Custom Blended Index	12.10	2.79	N/A	N/A	–6.67

Lipper (VIP) Multi-Cap Core Funds Average	12.47	0.55	N/A	N/A	–10.07

Portfolio’s inception date: 09/22/2000.

SP INVESCO Small Company Growth Portfolio1, 2, 3, 4, 6, 10, 11

Average Annual Total Returns (%)	6-Month	1-Year	3-Year	5-Year	Since Inception

SP INVESCO Small Company Growth Portfolio	13.64	–3.34	N/A	N/A	–19.41

Russell 2000 Index	17.88	–1.64	N/A	N/A	–3.98

Russell 2000 Growth Index	19.33	0.69	N/A	N/A	–16.81

Lipper (VIP) Small-Cap Growth Funds Average	16.26	–2.46	N/A	N/A	–17.74

Portfolio’s inception date: 09/22/2000.

SP Jennison International Growth Portfolio1, 2, 3, 4, 5, 8, 11,

Average Annual Total Returns (%)	6-Month	1-Year	3-Year	5-Year	Since Inception

SP Jennison International Growth Portfolio: Class I	12.09	–8.16	N/A	N/A	–23.57

SP Jennison International Growth Portfolio: Class II	11.93	–8.40	N/A	N/A	–23.52

MSCI EAFE Index	9.47	–6.46	N/A	N/A	–12.00

Lipper (VIP) International Funds Average	8.99	–7.66	N/A	N/A	–13.45

Class I Portfolio’s inception date: 09/22/2000. Class II Portfolio’s inception date: 10/04/2000.

SP Large Cap Value Portfolio1, 2, 3, 4, 6, 11,

Average Annual Total Returns (%)	6-Month	1-Year	3-Year	5-Year	Since Inception

SP Large Cap Value Portfolio	9.35	–3.43	N/A	N/A	–4.68

Russell 1000 Index	12.34	0.95	N/A	N/A	–12.16

Russell 1000 Value Index	11.57	–1.02	N/A	N/A	–2.92

Lipper (VIP) Large-Cap Value Funds Average	10.75	–2.36	N/A	N/A	–4.28

Portfolio’s inception date: 09/22/2000.

SP MFS Capital Opportunities Portfolio1, 2, 3, 4, 6, 11, 16, 20

Average Annual Total Returns (%)	6-Month	1-Year	3-Year	5-Year	Since Inception

SP MFS Capital Opportunities Portfolio	13.18	–0.02	N/A	N/A	–18.50

S&P 500 Index	11.75	0.25	N/A	N/A	–11.83

Russell 1000 Index	12.34	0.95	N/A	N/A	–12.16

Lipper (VIP) Large-Cap Core Funds Average	10.77	–1.36	N/A	N/A	–13.58

Lipper (VIP) Multi-Cap Core Funds Average	12.47	0.55	N/A	N/A	–10.07

Portfolio’s inception date: 09/22/2000.

See “Important Disclosures” and “Glossary of Benchmark Definitions” at the end of the performance section.

The Prudential Series Fund, Inc.

Average Annual Total Returns

(For the period ended June 30, 2003)

SP Mid Cap Growth Portfolio1, 2, 3, 4, 6, 11, 20

Average Annual Total Returns (%)	6-Month	1-Year	3-Year	5-Year	Since Inception

SP Mid Cap Growth Portfolio	16.87	2.14	N/A	N/A	–23.00

Russell Midcap Index	15.47	2.63	N/A	N/A	–4.52

Russell Midcap Growth Index	18.74	7.35	N/A	N/A	–20.71

Lipper (VIP) Mid-Cap Growth Funds Average	15.97	0.34	N/A	N/A	–22.63

Portfolio’s inception date: 09/22/2000.

SP PIMCO High Yield Portfolio1, 2, 3, 4, 6, 7, 9, 11

Average Annual Total Returns (%)	6-Month	1-Year	3-Year	5-Year	Since Inception

SP PIMCO High Yield Portfolio	14.62	18.64	N/A	N/A	7.33

Merrill Lynch U.S. High Yield BB-B Rated II Index	14.48	18.47	N/A	N/A	5.06

Lehman Intermediate BB Corporate Index	10.92	13.97	N/A	N/A	7.27

Lipper (VIP) High Current Yield Funds Average	14.28	17.59	N/A	N/A	2.63

Portfolio’s inception date: 09/22/2000.

SP PIMCO Total Return Portfolio1, 2, 3, 4, 7, 11, 18

Average Annual Total Returns (%)	6-Month	1-Year	3-Year	5-Year	Since Inception

SP PIMCO Total Return Portfolio	5.25	11.69	N/A	N/A	10.41

Lehman Brothers Aggregate Bond Index	3.93	10.40	N/A	N/A	9.85

Lipper (VIP) Int. Investment-Grade Debt Funds Average	4.45	10.59	N/A	N/A	9.13

Portfolio’s inception date: 09/22/2000.

SP Prudential U.S. Emerging Growth Portfolio1, 2, 3, 4, 5, 6, 10, 11

Average Annual Total Returns (%)	6-Month	1-Year	3-Year	5-Year	Since Inception

SP Prudential U.S. Emerging Growth Portfolio: Class I	23.29	9.90	N/A	N/A	–17.97

SP Prudential U.S. Emerging Growth Portfolio: Class II	23.23	9.56	N/A	N/A	–13.08

S&P MidCap 400 Index	12.41	–0.71	N/A	N/A	–3.05

Russell Midcap Growth Index	18.74	7.35	N/A	N/A	–20.71

Lipper (VIP) Mid-Cap Growth Funds Average	15.97	0.34	N/A	N/A	–22.63

Class I Portfolio’s inception date: 09/22/2000. Class II Portfolio’s inception date: 07/09/2001.

SP Small/Mid Cap Value Portfolio1, 2, 3, 4, 6, 10, 11

Average Annual Total Returns (%)	6-Month	1-Year	3-Year	5-Year	Since Inception

SP Small/Mid Cap Value Portfolio	8.92	–9.30	N/A	N/A	2.49

Russell 2500 Index	16.92	1.41	N/A	N/A	–2.33

Russell 2500 Value Index	15.50	–0.60	N/A	N/A	8.16

Lipper (VIP) Mid-Cap Value Funds Average	11.60	–1.67	N/A	N/A	4.40

Portfolio’s inception date: 09/22/2000.

SP Strategic Partners Focused Growth Portfolio1, 2, 3, 4, 5, 6, 11, 20

Average Annual Total Returns (%)	6-Month	1-Year	3-Year	5-Year	Since Inception

SP Strategic Partners Focused Growth Portfolio: Class I	9.15	–4.52	N/A	N/A	–19.44

SP Strategic Partners Focused Growth Portfolio: Class II	9.02	–4.73	N/A	N/A	–16.41

S&P 500 Index	11.75	0.25	N/A	N/A	–11.83

Russell 1000 Growth Index	13.09	2.94	N/A	N/A	–21.69

Lipper (VIP) Large-Cap Growth Funds Average	12.87	–0.22	N/A	N/A	–20.70

Class I Portfolio’s inception date: 09/22/2000. Class II Portfolio’s inception date: 01/12/2001.

See “Important Disclosures” and “Glossary of Benchmark Definitions” at the end of the performance section.

EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value including securities on loan of $81,988,098 (cost $3,627,658,845)	$3,589,652,322
Cash	25,304
Foreign currency, at value (cost $70,837)	72,783
Receivable for investments sold	14,161,006
Dividends and interest receivable	2,960,689
Receivable for capital stock sold	1,873,142
Receivable for securities lending income (gross)	92,514
Prepaid expenses	4,850
Due from broker—variation margin	470

Total assets	3,608,843,080

LIABILITIES
Collateral for securities on loan	84,332,180
Payable for investments purchased	23,151,989
Payable for capital stock repurchased	1,509,845
Management fee payable	1,313,042
Accrued expenses and other liabilities	157,400
Securities lending rebate payable	81,225
Withholding tax payable	20,699
Payable to securities lending agent	2,822
Outstanding options written (premium received $11,049)	994
Distribution fee payable	104
Administration fee payable	62

Total liabilities	110,570,362

NET ASSETS	$3,498,272,718

Net assets were comprised of:
Common stock, at $0.01 par value	$1,982,372
Paid-in capital in excess of par	4,466,456,240

4,468,438,612
Undistributed net investment income	17,727,621
Accumulated net realized loss on investments	(949,610,427)
Net unrealized depreciation on investments and foreign currencies	(38,283,088)

Net assets, June 30, 2003	$3,498,272,718

Class I:
Net asset value and redemption price per share, $3,497,771,533 / 198,208,762 outstanding shares of common stock (authorized 590,000,000 shares)	$17.65

Class II:
Net asset value and redemption price per share, $501,185 / 28,429 outstanding shares of common stock (authorized 10,000,000 shares)	$17.63

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Dividends (net of $608,842 foreign withholding tax)	$25,359,466
Interest	100,196
Income from securities loaned, net	161,360

25,621,022

EXPENSES
Management fee	7,293,104
Distribution fee—Class II	501
Administration fee—Class II	301
Shareholders’ reports	251,000
Custodian’s fees and expenses	154,000
Audit fee	46,000
Insurance expenses	38,000
Commitment fee on syndicated credit agreement	25,000
Directors’ fees	22,000
Legal fees and expenses	11,000
Transfer agent’s fees and expenses	2,900
Miscellaneous	4,253

Total operating expenses	7,848,059
Loan interest expense (Note 8)	874
Less: custodian fee credit	(523)

Net expenses	7,848,410

NET INVESTMENT INCOME	17,772,612

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments transactions	(205,437,043)
Futures transactions	2,408,257
Foreign currencies transactions	(60,685)

(203,089,471)

Net change in unrealized appreciation (depreciation) on:
Investments	563,824,538
Futures	58,229
Foreign currencies	2,909
Options written	10,055

563,895,731

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	360,806,260

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$378,578,872

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$17,772,612	$34,525,958
Net realized loss on investments and foreign currencies	(203,089,471)	(527,040,808)
Net change in unrealized (appreciation) depreciation on investments and foreign currencies	563,895,731	(513,826,957)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	378,578,872	(1,006,341,807)

DIVIDENDS:
Dividends from net investment income
Class I	(1,419,107)	(34,102,714)
Class II	—	(2,409)

TOTAL DIVIDENDS	(1,419,107)	(34,105,123)

CAPITAL STOCK TRANSACTIONS (Note 7):
Capital stock sold [2,788,694 and 9,073,815 shares, respectively]	44,824,539	172,748,546
Capital stock issued in reinvestment of dividends [92,150 and 2,132,982 shares, respectively]	1,419,107	34,105,123
Capital stock repurchased [12,503,158 and 28,711,197 shares, respectively]	(199,122,158)	(509,334,621)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(152,878,512)	(302,480,952)

TOTAL INCREASE (DECREASE) IN NET ASSETS	224,281,253	(1,342,927,882)
NET ASSETS:
Beginning of period	3,273,991,465	4,616,919,347

End of period (a)	$3,498,272,718	$3,273,991,465

(a) Includes undistributed net investment income of:	$17,727,621	$1,374,116

SEE NOTES TO FINANCIAL STATEMENTS.

A1

GLOBAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value including securities on loan of $45,110,702 (cost $589,699,946)	$608,559,491
Foreign currency, at value (cost $15,399,892)	15,213,125
Receivable for investments sold	3,372,500
Dividends and interest receivable	1,088,153
Receivable for capital stock sold	295,718
Receivable for securities lending income (gross)	56,913
Prepaid expenses	757

Total assets	628,586,657

LIABILITIES
Collateral for securities on loan	46,367,350
Payable for investments purchased	8,199,453
Payable to custodian	1,704,610
Management fee payable	358,326
Payable for capital stock repurchased	270,587
Accrued expenses and other liabilities	146,486
Withholding tax payable	87,250
Payable to securities lending agent	14,228
Outstanding options written (premium received $3,630)	326

Total liabilities	57,148,616

NET ASSETS	$571,438,041

Net assets were comprised of:
Common stock, at $0.01 par value	$440,952
Paid-in capital in excess of par	839,152,690

839,593,642
Undistributed net investment income	3,663,898
Accumulated net realized loss on investments	(290,508,499)
Net unrealized appreciation on investments and foreign currencies	18,689,000

Net assets, June 30, 2003	$571,438,041

Net asset value and redemption price per share, $571,438,041 / 44,095,248 outstanding shares of common stock (authorized 140,000,000 shares)	$12.96

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Dividends (net of $595,059 foreign withholding tax)	$5,724,133
Interest	13,112
Income from securities loaned, net	170,909

5,908,154

EXPENSES
Management fee	1,958,276
Custodian’s fees and expenses	178,000
Shareholders’ reports	72,000
Audit fee	9,800
Legal fees and expenses	6,900
Insurance expenses	6,000
Directors’ fees	5,600
Commitment fee on syndicated credit agreement	3,700
Transfer agent’s fees and expenses	2,600
Miscellaneous	2,108

Total expenses	2,244,984
Less: custodian fee credit	(676)

Net expenses	2,244,308

NET INVESTMENT INCOME	3,663,846

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	(9,604,133)
Foreign currencies	2,478,777

(7,125,356)

Net change in unrealized appreciation (depreciation) on:
Investments	78,171,453
Options written	3,304
Foreign currencies	(980,336)

77,194,421

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	70,069,065

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$73,732,911

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$3,663,846	$3,125,853
Net realized loss on investments and foreign currencies	(7,125,356)	(148,665,932)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	77,194,421	(42,355,528)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	73,732,911	(187,895,607)

DIVIDENDS:
Dividends from net investment income	(2,077,796)	(7,749,158)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [9,291,423 and 23,258,154 shares, respectively]	108,231,893	299,046,535
Capital stock issued in reinvestment of dividends [184,202 and 531,857 shares, respectively]	2,077,796	7,749,158
Capital stock repurchased [10,767,954 and 36,298,511 shares, respectively]	(125,457,549)	(481,242,136)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(15,147,860)	(174,446,443)

TOTAL INCREASE (DECREASE) IN NET ASSETS	56,507,255	(370,091,208)
NET ASSETS:
Beginning of period	514,930,786	885,021,994

End of period (a)	$571,438,041	$514,930,786

(a) Includes undistributed net investment income of:	$3,663,898	$2,077,848

SEE NOTES TO FINANCIAL STATEMENTS.

A2

JENNISON PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value including securities on loan of $38,166,072 (cost $1,571,380,243)	$1,604,840,704
Receivable for investments sold	16,141,840
Receivable for capital stock sold	1,239,461
Dividends and interest receivable	945,417
Receivable for securities lending income (gross)	42,822
Prepaid expenses	2,149

Total assets	1,623,212,393

LIABILITIES
Collateral for securities on loan	40,152,812
Payable for investments purchased	11,109,921
Management fee payable	785,163
Payable for capital stock repurchased	610,991
Accrued expenses and other liabilities	179,913
Securities lending rebate payable	39,494
Withholding tax payable	23,950
Distribution fee payable	12,328
Administration fee payable	7,397
Payable to custodian	1,693
Payable to securities lending agent	832
Outstanding options written (premium received $8,539)	769

Total liabilities	52,925,263

NET ASSETS	$1,570,287,130

Net assets were comprised of:
Common stock, at $0.01 par value	$1,094,021
Paid-in capital in excess of par	2,763,143,572

2,764,237,593
Undistributed net investment income	3,693,838
Accumulated net realized loss on investments	(1,231,112,087)
Net unrealized appreciation on investments and foreign currencies	33,467,786

Net assets, June 30, 2003	$1,570,287,130

Class I:
Net asset value and redemption price per share, $1,510,221,003 / 105,177,967 outstanding shares of common stock (authorized 240,000,000 shares)	$14.36

Class II:
Net asset value and redemption price per share, $60,066,127 / 4,224,139 outstanding shares of common stock (authorized 20,000,000 shares)	$14.22

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Dividends (net of $362,851 foreign withholding tax)	$8,303,345
Income from securities lending, net	109,191

8,412,536

EXPENSES
Management fee	4,328,316
Distribution fee—Class II	63,651
Administration fee—Class II	38,190
Custodian’s fees and expenses	106,000
Shareholders’ reports	87,000
Audit fee	22,000
Insurance expenses	17,000
Legal fees and expenses	14,000
Directors’ fees	13,000
Commitment fee on syndicated credit agreement	10,000
Transfer agent’s fees and expenses	3,300
Miscellaneous	4,462

Total operating expenses	4,706,919
Loan interest expense (Note 8)	335
Less: custodian fee credit	(185)

Net expenses	4,707,069

NET INVESTMENT INCOME	3,705,467

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investments	(97,554,883)
Foreign currencies	(67,627)

(97,622,510)

Net change in unrealized appreciation (depreciation) on:
Investments	262,319,663
Options written	7,770
Foreign currencies	(445)

262,326,988

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	164,704,478

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$168,409,945

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$3,705,467	$3,593,063
Net realized loss on investments and foreign currencies	(97,622,510)	(463,325,687)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	262,326,988	(224,401,947)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	168,409,945	(684,134,571)

DIVIDENDS:
Dividends from net investment income
Class I	—	(3,653,967)
Class II	—	—

TOTAL DIVIDENDS	—	(3,653,967)

CAPITAL STOCK TRANSACTIONS (Note 7):
Capital stock sold [7,469,825 and 32,932,385 shares, respectively]	99,328,856	527,421,601
Capital stock issued in reinvestment of dividends [0 and 275,676 shares, respectively]	—	3,653,967
Capital stock repurchased [10,403,715 and 41,877,345 shares, respectively]	(134,343,015)	(652,831,245)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(35,014,159)	(121,755,677)

TOTAL INCREASE (DECREASE) IN NET ASSETS	133,395,786	(809,544,215)
NET ASSETS:
Beginning of period	1,436,891,344	2,246,435,559

End of period (a)	$1,570,287,130	$1,436,891,344

(a) Includes undistributed net investment income of:	$3,693,838	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A3

MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value (cost $1,274,183,702)	$1,274,183,702
Cash	20,402
Interest receivable	1,074,428
Receivable for capital stock sold	752,809
Prepaid expenses	1,688

Total assets	1,276,033,029

LIABILITIES
Payable for capital stock repurchased	1,670,753
Management fee payable	424,313
Accrued expenses and other liabilities	169,145

Total liabilities	2,264,211

NET ASSETS	$1,273,768,818

Net assets were comprised of:
Common stock, at $0.01 par value	$1,273,769
Paid-in capital in excess of par	1,272,495,049

Net assets, June 30, 2003	$1,273,768,818

Net asset value and redemption price per share, 1,273,768,818 / 127,376,882 outstanding shares of common stock (authorized 340,000,000 shares)	$10.00

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Interest	$9,009,195

EXPENSES
Management fee	2,644,819
Shareholders’ reports	89,000
Custodian’s fees and expenses	59,000
Audit fee	21,000
Insurance expenses	12,000
Legal fees and expenses	10,000
Directors’ fees	8,000
Transfer agent’s fees and expenses	3,000
Miscellaneous	2,177

Total expenses	2,848,996
Less: custodian fee credit	(112)

Net expenses	2,848,884

NET INVESTMENT INCOME	6,160,311

NET REALIZED GAIN ON INVESTMENTS	1,763

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,162,074

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE IN NET ASSETS
OPERATIONS:
Net investment income	$6,160,311	$19,256,001
Net realized gain on investments	1,763	17,151

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	6,162,074	19,273,152

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(6,160,311)	(19,256,001)
Distributions from net realized capital gains	(1,763)	(17,151)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(6,162,074)	(19,273,152)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [42,232,259 and 180,832,605 shares, respectively]	422,322,587	1,808,326,045
Capital stock issued in reinvestment of dividends and distributions [616,207 and 1,927,315 shares, respectively]	6,162,074	19,273,152
Capital stock repurchased [52,128,055 and 196,288,751 shares, respectively]	(521,280,549)	(1,962,887,512)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(92,795,888)	(135,288,315)

TOTAL DECREASE IN NET ASSETS	(92,795,888)	(135,288,315)
NET ASSETS:
Beginning of period	1,366,564,706	1,501,853,021

End of period	$1,273,768,818	$1,366,564,706

SEE NOTES TO FINANCIAL STATEMENTS.

A4

SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value (cost $24,669,582)	$25,532,981
Receivable for capital stock sold	193,033

Total assets	25,726,014

LIABILITIES
Payable for investments purchased	190,992
Payable for capital stock repurchased	2,039
Management fee payable	1,914

Total liabilities	194,945

NET ASSETS	$25,531,069

Net assets were comprised of:
Common stock, at $0.01 par value	$38,710
Paid-in capital in excess of par	26,689,918

26,728,628
Undistributed net investment income	42,920
Accumulated net realized loss on investments	(2,103,878)
Net unrealized appreciation on investments	863,399

Net assets, June 30, 2003	$25,531,069

Net asset value and redemption price per share, $25,531,069 / 3,871,045 outstanding shares of common stock (authorized 80,000,000 shares)	$6.60

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Dividends	$47,447

EXPENSES
Management fee	4,527

NET INVESTMENT INCOME	42,920

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(842,507)
Net change in unrealized appreciation on investments	3,173,977

NET GAIN ON INVESTMENTS	2,331,470

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,374,390

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$42,920	$7,077
Net realized loss on investments	(842,507)	(849,967)
Net change in unrealized appreciation (depreciation) on investments	3,173,977	(2,092,540)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,374,390	(2,935,430)

DIVIDENDS:
Dividends from net investment income	(7,077)	—

TOTAL DIVIDENDS	(7,077)	—

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [1,757,484 and 2,019,417 shares, respectively]	10,757,765	13,422,696
Capital stock issued in reinvestment of dividends [1,239 and 0 shares, respectively]	7,077	—
Capital stock repurchased [442,191 and 450,554 shares, respectively]	(2,672,850)	(2,886,647)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	8,091,992	10,536,049

TOTAL INCREASE IN NET ASSETS	10,459,305	7,600,619
NET ASSETS:
Beginning of period	15,071,764	7,471,145

End of period (a)	$25,531,069	$15,071,764

(a) Includes undistributed net investment income of:	$42,920	$7,077

SEE NOTES TO FINANCIAL STATEMENTS.

A5

SP AIM AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value (cost $13,312,711)	$14,459,560
Receivable for investments sold	78,272
Receivable for capital stock sold	58,315
Dividends and interest receivable	1,685
Prepaid expenses	10

Total assets	14,597,842

LIABILITIES
Payable for investments purchased	245,950
Accrued expenses and other liabilities	19,705
Management fee payable	10,921
Deferred directors’ fees	2,371
Payable for capital stock repurchased	1,915

Total liabilities	280,862

NET ASSETS	$14,316,980

Net assets were comprised of:
Common stock, at $0.01 par value	$25,693
Paid-in capital in excess of par	16,573,440

16,599,133
Net investment loss	(39,914)
Accumulated net realized loss on investments	(3,389,088)
Net unrealized appreciation on investments	1,146,849

Net assets, June 30, 2003	$14,316,980

Net asset value and redemption price per share, $14,316,980 / 2,569,300 outstanding shares of common stock (authorized 80,000,000 shares)	$5.57

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Dividends (net of $53 foreign withholding tax)	$11,521
Interest	6,740

18,261

EXPENSES
Management fee	51,643
Custodian’s fees and expenses	44,000
Shareholders’ reports	7,400
Audit fee	5,600
Directors’ fees	5,300
Legal fees and expenses	4,200
Transfer agent’s fees and expenses	1,700
Commitment fee on syndicated credit agreement	100
Miscellaneous	1,944

Total expenses	121,887
Less: custodian fee credit	(3)
expense subsidy	(63,709)

Net expenses	58,175

NET INVESTMENT LOSS	(39,914)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(165,947)
Net change in unrealized appreciation (depreciation) on investments	1,286,227

NET GAIN ON INVESTMENTS	1,120,280

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,080,366

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(39,914)	$(54,887)
Net realized loss on investments	(165,947)	(1,485,165)
Net change in unrealized appreciation (depreciation) on investments	1,286,227	(215,922)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,080,366	(1,755,974)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [929,771 and 1,346,971 shares, respectively]	4,835,326	7,723,686
Capital stock repurchased [182,345 and 406,837 shares, respectively]	(940,434)	(2,348,828)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	3,894,892	5,374,858

TOTAL INCREASE IN NET ASSETS	4,975,258	3,618,884
NET ASSETS:
Beginning of period	9,341,722	5,722,838

End of period	$14,316,980	$9,341,722

SEE NOTES TO FINANCIAL STATEMENTS.

A6

SP AIM CORE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, excluding repurchase agreement, at value (cost $15,436,291)	$15,682,189
Repurchase agreements (cost $1,993,870)	1,993,870
Receivable for investments sold	88,194
Receivable for capital stock sold	27,593
Dividends and interest receivable	17,821
Prepaid expenses	17

Total assets	17,809,684

LIABILITIES
Accrued expenses and other liabilities	15,456
Management fee payable	2,747
Payable for capital stock repurchased	2,449
Deferred directors’ fees	2,374
Withholding tax payable	3

Total liabilities	23,029

NET ASSETS	$17,786,655

Net assets were comprised of:
Common stock, at $0.01 par value	$29,576
Paid-in capital in excess of par	20,388,706

20,418,282
Undistributed net investment income	47,091
Accumulated net realized loss on investments	(2,924,616)
Net unrealized appreciation on investments	245,898

Net assets, June 30, 2003	$17,786,655

Net asset value and redemption price per share, $17,786,655 / 2,957,605 outstanding shares of common stock (authorized 80,000,000 shares)	$6.01

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Dividends (net of $496 foreign withholding tax)	$108,862
Interest	11,625

120,487

EXPENSES
Management fee	62,381
Custodian’s fees and expenses	45,000
Shareholders’ reports	7,400
Audit fee	5,400
Directors’ fees	5,000
Legal fees and expenses	4,500
Transfer agent’s fees and expenses	1,600
Commitment fee on syndicated credit agreement	100
Miscellaneous	1,476

Total expenses	132,857
Less: expense subsidy	(59,461)

Net expenses	73,396

NET INVESTMENT INCOME	47,091

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(486,810)
Net change in unrealized appreciation (depreciation) on investments	1,855,735

NET GAIN ON INVESTMENTS	1,368,925

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,416,016

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$47,091	$56,574
Net realized loss on investments	(486,810)	(828,036)
Net change in unrealized appreciation (depreciation) on investments	1,855,735	(1,385,003)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,416,016	(2,156,465)

DIVIDENDS:
Dividends from net investment income	(56,574)	—

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [675,012 and 1,498,694 shares, respectively]	3,803,908	9,036,126
Capital stock issued in reinvestment of dividends [10,654 and 0 shares, respectively]	56,574	0
Capital stock repurchased [246,908 and 544,772 shares, respectively]	(1,348,534)	(3,156,290)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	2,511,948	5,879,836

TOTAL INCREASE IN NET ASSETS	3,871,390	3,723,371
NET ASSETS:
Beginning of period	13,915,265	10,191,894

End of period (a)	$17,786,655	$13,915,265

(a) Includes undistributed net investment income of:	$47,091	$56,574

SEE NOTES TO FINANCIAL STATEMENTS.

A7

SP ALLIANCE LARGE CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value (cost $86,309,011)	$86,973,100
Receivable for capital stock sold	628,082
Dividends and interest receivable	50,121
Prepaid expenses	68

Total assets	87,651,371

LIABILITIES
Payable for investments purchased	2,566,338
Management fee payable	63,843
Accrued expenses and other liabilities	29,977
Deferred directors’ fees	2,592
Payable for capital stock repurchased	2,488
Withholding tax payable	442

Total liabilities	2,665,680

NET ASSETS	$84,985,691

Net assets were comprised of:
Common stock, at $0.01 par value	$153,393
Paid-in capital in excess of par	97,242,243

97,395,636
Accumulated net investment loss	(14,946)
Accumulated net realized loss on investments	(13,059,088)
Net unrealized appreciation (depreciation) on investments	664,089

Net assets, June 30, 2003	$84,985,691

Net asset value and redemption price per share, $84,985,691 / 15,339,299 outstanding shares of common stock (authorized 80,000,000 shares)	$5.54

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Dividends (net of $6,554 foreign withholding tax)	$345,483
Interest	9,333

354,816

EXPENSES
Management fee	302,505
Custodian’s fees and expenses	42,000
Shareholders’ reports	7,300
Directors’ fees	6,000
Audit fee	5,500
Legal fees and expenses	2,900
Transfer agent’s fees and expenses	1,900
Miscellaneous	1,721

Total expenses	369,826
Loan interest expense (Note 8)	7
Less: expense subsidy	(71)

Net expenses	369,762

NET INVESTMENT LOSS	(14,946)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(2,606,522)
Net change in unrealized appreciation (depreciation) on investments	9,455,103

NET GAIN ON INVESTMENTS	6,848,581

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,833,635

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(14,946)	$(127,423)
Net realized loss on investments	(2,606,522)	(7,956,966)
Net change in unrealized appreciation (depreciation) on investments	9,455,103	(9,084,352)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,833,635	(17,168,741)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [5,633,542 and 8,138,934 shares, respectively]	29,662,601	47,764,682
Capital stock repurchased [1,760,307 and 1,586,805 shares, respectively]	(9,160,576)	(8,853,167)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	20,502,025	38,911,515

TOTAL INCREASE IN NET ASSETS	27,335,660	21,742,774
NET ASSETS:
Beginning of period	57,650,031	35,907,257

End of period	$84,985,691	$57,650,031

SEE NOTES TO FINANCIAL STATEMENTS.

A8

SP ALLIANCE TECHNOLOGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value (cost $9,204,762)	$9,913,901
Cash	913
Receivable for investments sold	91,688
Receivable for capital stock sold	30,653
Dividends and interest receivable	1,581
Due from manager	1,509

Total assets	10,040,245

LIABILITIES
Payable for investments purchased	251,870
Accrued expenses and other liabilities	24,304
Payable for capital stock repurchased	3,611
Deferred directors’ fees	2,370
Withholding tax payable	130

Total liabilities	282,285

NET ASSETS	$9,757,960

Net assets were comprised of:
Common stock, at $0.01 par value	$24,870
Paid-in capital in excess of par	15,092,030

15,116,900
Accumulated net investment loss	(37,534)
Accumulated net realized loss on investments	(6,030,545)
Net unrealized appreciation on investments	709,139

Net assets, June 30, 2003	$9,757,960

Net asset value and redemption price per share, $9,757,960 / 2,487,046 outstanding shares of common stock (authorized 80,000,000 shares)	$3.92

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Dividends (net of $1,033 foreign withholding tax)	$9,058
Interest	1,410

10,468

EXPENSES
Management fee	42,467
Custodian’s fees and expenses	43,000
Shareholders’ reports	5,800
Directors’ fees	5,500
Audit fee	5,500
Legal fees	2,900
Transfer agent’s fees and expenses	2,000
Commitment fee on syndicated credit agreement	57
Miscellaneous	680

Total operating expenses	107,904
Less: custodian fee credit	(12)
expense subsidy	(59,890)

Net expenses	48,002

NET INVESTMENT LOSS	(37,534)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on:
Investments	(579,585)
Foreign currencies	(412)

(579,997)

Net change in unrealized appreciation (depreciation) on investments	1,799,824

NET GAIN ON INVESTMENTS	1,219,827

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,182,293

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(37,534)	$(76,775)
Net realized loss on investments	(579,997)	(3,617,853)
Net change in unrealized appreciation (depreciation) on investments	1,799,824	(234,972)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,182,293	(3,929,600)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [1,043,521 and 1,629,439 shares, respectively]	3,833,910	6,907,662
Capital stock repurchased [510,055 and 1,020,070 shares, respectively]	(1,798,454)	(4,111,161)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	2,035,456	2,796,501

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,217,749	(1,133,099)
NET ASSETS:
Beginning of period	6,540,211	7,673,310

End of period	$9,757,960	$6,540,211

SEE NOTES TO FINANCIAL STATEMENTS.

A9

SP BALANCED ASSET ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value (cost $238,513,404)	$244,968,983
Receivable for capital stock sold	2,053,956

Total assets	247,022,939

LIABILITIES
Payable for investments purchased	2,046,371
Management fee payable	10,746
Payable for capital stock repurchased	7,582

Total liabilities	2,064,699

NET ASSETS	$244,958,240

Net assets were comprised of:
Common stock, at $0.01 par value	$281,577
Paid-in capital in excess of par	240,243,259

240,524,836
Undistributed net investment income	2,549,898
Accumulated net realized loss on investments	(4,572,073)
Net unrealized appreciation on investments	6,455,579

Net assets, June 30, 2003	$244,958,240

Net asset value and redemption price per share, $244,958,240 / 28,157,680 outstanding shares of common stock (authorized 80,000,000 shares)	$8.70

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Dividends	$2,595,144

EXPENSES
Management fee	45,246

NET INVESTMENT INCOME	2,549,898

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(987,101)
Net change in unrealized appreciation on investments	18,529,492

NET GAIN ON INVESTMENTS	17,542,391

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,092,289

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$2,549,898	$2,105,869
Net realized loss on investments	(987,101)	(2,970,224)
Net change in unrealized appreciation (depreciation) on investments	18,529,492	(11,808,821)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	20,092,289	(12,673,176)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(2,105,869)	—
Distributions from net realized capital gains	—	(83,279)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(2,105,869)	(83,279)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [10,842,378 and 13,355,238 shares, respectively]	89,427,254	111,712,735
Capital stock issued in reinvestment of dividends and distributions [267,922 and 9,326 shares, respectively]	2,105,869	83,279
Capital stock repurchased [1,469,913 and 2,181,930 shares, respectively]	(11,902,125)	(17,832,174)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	79,630,998	93,963,840

TOTAL INCREASE (DECREASE) IN NET ASSETS	97,617,418	81,207,385
NET ASSETS:
Beginning of period	147,340,822	66,133,437

End of period (a)	$244,958,240	$147,340,822

(a) Includes undistributed net investment income of:	$2,549,898	$2,105,869

SEE NOTES TO FINANCIAL STATEMENTS.

A10

SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value (cost $180,127,481)	$187,019,045
Receivable for capital stock sold	1,305,732

Total assets	188,324,777

LIABILITIES
Payable for investments purchased	1,003,606
Payable for capital stock repurchased	302,123
Management fee payable	8,576

Total liabilities	1,314,305

NET ASSETS	$187,010,472

Net assets were comprised of:
Common stock, at $0.01 par value	$189,738
Paid-in capital in excess of par	179,468,407

179,658,145
Undistributed net investment income	2,789,089
Accumulated net realized loss on investments	(2,328,326)
Net unrealized appreciation on investments	6,891,564

Net assets, June 30, 2003	$187,010,472

Net asset value and redemption price per share, $187,010,472 / 18,973,775 outstanding shares of common stock (authorized 80,000,000 shares)	$9.86

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Dividends	$2,896,847

EXPENSES
Management fee	36,135

NET INVESTMENT INCOME	2,860,712

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(249,588)
Net change in unrealized appreciation (depreciation) on investments	11,202,053

NET GAIN ON INVESTMENTS	10,952,465

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,813,177

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$2,860,712	$2,222,861
Net realized loss on investments	(249,588)	(1,747,549)
Net change in unrealized appreciation (depreciation) on investments	11,202,053	(4,357,935)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,813,177	(3,882,623)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(2,294,484)	(217,498)
Distributions from net realized capital gains	(192,383)	(51,167)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(2,486,867)	(268,665)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [6,949,517 and 9,791,487 shares, respectively]	65,781,002	90,835,888
Capital stock issued in reinvestment of dividends and distributions [272,384 and 27,669 shares, respectively]	2,486,867	268,665
Capital stock repurchased [1,077,802 and 1,893,646 shares, respectively]	(10,119,852)	(17,352,023)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	58,148,017	73,752,530

TOTAL INCREASE IN NET ASSETS	69,474,327	69,601,242
NET ASSETS:
Beginning of period	117,536,145	47,934,903

End of period (a)	$187,010,472	$117,536,145

(a) Includes undistributed net investment income of:	$2,789,089	$2,222,861

SEE NOTES TO FINANCIAL STATEMENTS.

A11

SP DAVIS VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value (cost $230,281,393)	$234,655,518
Cash	3,962
Receivable for capital stock sold	1,242,408
Dividends and interest receivable	287,879
Prepaid expenses	192

Total assets	236,189,959

LIABILITIES
Payable for investments purchased	1,316,884
Management fee payable	141,739
Accrued expenses and other liabilities	28,469
Payable for capital stock repurchased	22,886
Deferred directors’ fees	3,013
Withholding tax payable	681

Total liabilities	1,513,672

NET ASSETS	$234,676,287

Net assets were comprised of:
Common stock, at $0.01 par value	$278,156
Paid-in capital in excess of par	236,098,831

236,376,987
Undistributed net investment income	732,911
Accumulated net realized loss on investments	(6,807,736)
Net unrealized appreciation on investments	4,374,125

Net assets, June 30, 2003	$234,676,287

Net asset value and redemption price per share, $234,676,287 / 27,815,637 outstanding shares of common stock (authorized 80,000,000 shares)	$8.44

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Dividends (net of $16,458 foreign withholding tax)	$1,410,955
Interest	96,321

1,507,276

EXPENSES
Management fee	699,738
Custodian’s fees and expenses	48,400
Shareholders’ reports	8,900
Directors’ fees	6,800
Audit fee	5,500
Legal fees and expenses	4,500
Transfer agent’s fees and expenses	2,000
Commitment fee on syndicated credit agreement	1,200
Insurance expenses	1,400
Miscellaneous	1,148

Total expenses	779,586
Less: custodian fee credit	(20)
expense subsidy	(5,201)

Net expenses	774,365

NET INVESTMENT INCOME	732,911

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	(903,805)
Foreign currencies	47

(903,758)

Net change in unrealized appreciation (depreciation) on:
Investments	22,758,323

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	21,854,565

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,587,476

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$732,911	$1,086,121
Net realized loss on investments and foreign currencies	(903,758)	(5,193,842)
Net change in unrealized appreciation (depreciation) on investments	22,758,323	(17,647,560)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	22,587,476	(21,755,281)

DIVIDENDS:
Dividends from net investment income	(1,086,448)	(13,744)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [8,638,508 and 13,566,789 shares, respectively]	67,467,479	111,060,534
Capital stock issued in reinvestment of dividends [148,219 and 1,536 shares, respectively]	1,086,448	13,744
Capital stock repurchased [2,607,999 and 2,384,516 shares, respectively]	(20,332,051)	(18,798,893)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	48,221,876	92,275,385

TOTAL INCREASE IN NET ASSETS	69,722,904	70,506,360
NET ASSETS:
Beginning of period	164,953,383	94,447,023

End of period (a)	$234,676,287	$164,953,383

(a) Includes undistributed net investment income of:	$732,911	$1,086,448

SEE NOTES TO FINANCIAL STATEMENTS.

A12

SP DEUTSCHE INTERNATIONAL EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value (cost $62,975,767)	$66,823,698
Foreign currency, at value (cost $400,616)	399,265
Receivable for investments sold	918,678
Receivable for capital stock sold	606,866
Dividends and interest receivable	197,213
Unrealized appreciation on forward foreign currency contracts	87
Prepaid expenses	55

Total assets	68,945,862

LIABILITIES
Payable for investments purchased	895,600
Accrued expenses and other liabilities	50,676
Management fee payable	50,013
Withholding tax payable	9,894
Payable for capital stock repurchased	7,459

Total liabilities	1,013,642

NET ASSETS	$67,932,220

Net assets were comprised of:
Common stock, at $0.01 par value	$107,148
Paid-in capital in excess of par	73,600,113

73,707,261
Undistributed net investment income	691,975
Accumulated net realized loss on investments	(10,318,643)
Net unrealized appreciation on investments and foreign currencies	3,851,627

Net assets, June 30, 2003	$67,932,220

Net asset value and redemption price per share, $67,932,220 / 10,714,776 outstanding shares of common stock (authorized 80,000,000 shares)	$6.34

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Dividends (net of $122,582 foreign withholding tax)	$937,112
Interest	8,412

945,524

EXPENSES
Management fee	240,776
Custodian’s fees and expenses	93,000
Shareholders’ reports	12,000
Audit fee	6,900
Legal fees and expenses	6,000
Directors’ fees	3,600
Transfer agent’s fees and expenses	2,000
Commitment fee on syndicated credit agreement	200
Miscellaneous	2,788

Total expenses	367,264
Less: subsidy expense	(72,980)

Net expenses	294,284

NET INVESTMENT INCOME	651,240

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	(3,306,424)
Foreign currencies	48,793

(3,257,631)

Net change in unrealized appreciation (depreciation) on:
Investments	6,313,699
Foreign currencies	(22,199)

6,291,500

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	3,033,869

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,685,109

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$651,240	$205,519
Net realized loss on investments and foreign currencies	(3,257,631)	(3,342,110)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	6,291,500	(2,808,281)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,685,109	(5,944,872)

DIVIDENDS:
Dividends from net investment income	(449,019)	—

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [10,776,389 and 23,506,551 shares, respectively]	64,227,197	151,315,799
Capital stock issued in reinvestment of dividends [80,039 and 0 shares, respectively]	449,019	—
Capital stock repurchased [7,771,223 and 19,232,393 shares, respectively]	(46,359,277)	(123,647,437)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	18,316,939	27,668,362

TOTAL INCREASE IN NET ASSETS	21,553,029	21,723,490
NET ASSETS:
Beginning of period	46,379,191	24,655,701

End of period (a)	$67,932,220	$46,379,191

(a) Includes undistributed net investment income of:	$691,975	$489,754

SEE NOTES TO FINANCIAL STATEMENTS.

A13

SP GROWTH ASSET ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value (cost $157,213,462)	$162,896,908
Receivable for capital stock sold	1,624,599

Total assets	164,521,507

LIABILITIES
Payable for investments purchased	1,447,439
Payable for capital stock repurchased	177,157
Management fee payable	7,498

Total liabilities	1,632,094

NET ASSETS	$162,889,413

Net assets were comprised of:
Common stock, at $0.01 par value	$215,140
Paid-in capital in excess of par	163,909,934

164,125,074
Undistributed net investment income	1,004,698
Accumulated net realized loss on investments	(7,923,805)
Net unrealized appreciation on investments	5,683,446

Net assets, June 30, 2003	$162,889,413

Net asset value and redemption price per share, $162,889,413 / 21,514,030 outstanding shares of common stock (authorized 80,000,000 shares)	$7.57

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Dividends	$1,034,013
EXPENSES
Management fee	29,315

NET INVESTMENT INCOME	1,004,698

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized loss on investments	(3,754,467)
Net change in unrealized appreciation on investments	17,027,380

NET GAIN ON INVESTMENTS	13,272,913

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,277,611

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,004,698	$797,294
Net realized loss on investments	(3,754,467)	(3,335,015)
Net change in unrealized appreciation (depreciation) on investments	17,027,380	(10,816,731)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14,277,611	(13,354,452)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(797,294)	—
Distributions from net realized capital gains	—	(21,973)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(797,294)	(21,973)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [8,856,786 and 10,864,143 shares, respectively]	63,196,352	80,672,788
Capital stock issued in reinvestment of dividends and distributions [118,999 and 2,706 shares, respectively]	797,294	21,973
Capital stock repurchased [1,558,045 and 2,431,952 shares, respectively]	(10,955,427)	(17,783,588)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	53,038,219	62,911,173

TOTAL INCREASE IN NET ASSETS	66,518,536	49,534,748
NET ASSETS:
Beginning of period	96,370,877	46,836,129

End of period (a)	$162,889,413	$96,370,877

(a) Includes undistributed net investment income of:	$1,004,698	$797,294

SEE NOTES TO FINANCIAL STATEMENTS.

A14

SP INVESCO SMALL COMPANY GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, excluding repurchase agreement, at value (cost $14,676,344)	$16,672,585
Repurchase agreement (cost $2,572,298)	2,572,298
Cash	72,500
Receivable for capital stock sold	97,017
Receivable for investments sold	27,501
Dividends and interest receivable	1,056
Prepaid expenses	14

Total assets	19,442,971

LIABILITIES
Payable for capital stock repurchased	386,433
Payable for investments purchased	203,008
Accrued expenses and other liabilities	36,198
Management fee payable	4,764
Deferred directors’ fees	2,372
Outstanding option written (premium received $606)	480

Total liabilities	633,255

NET ASSETS	$18,809,716

Net assets were comprised of:
Common stock, at $0.01 par value	$34,176
Paid-in capital in excess of par	22,009,413

22,043,589
Accumulated net investment loss	(61,515)
Accumulated net realized loss on investments	(5,168,725)
Net unrealized appreciation on investments	1,996,367

Net assets, June 30, 2003	$18,809,716

Net asset value and redemption price per share, $18,809,716 / 3,417,559 outstanding shares of common stock (authorized 80,000,000 shares)	$5.50

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Dividends (net of $22 foreign withholding tax)	$15,021
Interest	5,799

20,820

EXPENSES
Management fee	68,039
Custodian’s fees and expenses	49,000
Shareholders’ reports	8,800
Audit fee	5,300
Directors’ fees	4,900
Legal fees and expenses	4,700
Transfer agent’s fees and expenses	1,800
Miscellaneous	2,069

Total operating expenses	144,608
Less: custodian fee credit	(35)
expense subsidy	(62,238)

Net expenses	82,335

NET INVESTMENT LOSS	(61,515)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on:
Investments	(42,669)
Option written	(1,550)

(44,219)

Net change in unrealized appreciation (depreciation) on:
Investments	2,239,180
Option written	126

2,239,306

NET GAIN ON INVESTMENTS	2,195,087

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,133,572

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(61,515)	$(78,008)
Net realized loss on investments	(44,219)	(2,895,182)
Net change in unrealized appreciation (depreciation) on investments	2,239,306	(713,148)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,133,572	(3,686,338)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [1,614,994 and 3,910,333 shares, respectively]	8,093,992	20,588,172
Capital stock repurchased [783,849 and 2,539,505 shares, respectively]	(3,930,906)	(12,819,425)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	4,163,086	7,768,747

TOTAL INCREASE IN NET ASSETS	6,296,658	4,082,409
NET ASSETS:
Beginning of period	12,513,058	8,430,649

End of period	$18,809,716	$12,513,058

SEE NOTES TO FINANCIAL STATEMENTS.

A15

SP JENNISON INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value including securities on loan of $6,620,851 (cost $90,708,423)	$98,219,591
Foreign currency, at value (cost $2,045,288)	2,009,546
Receivable for capital stock sold	965,167
Receivable for investments sold	602,031
Dividends and interest receivable	142,539
Foreign tax reclaim receivable	63,104
Securities lending rebate receivable	8,891
Receivable for securities lending income (gross)	8,204
Unrealized appreciation on forward foreign currency contracts	124
Prepaid expenses	74

Total assets	102,019,147

LIABILITIES
Collateral for securities on loan	7,031,000
Payable for investments purchased	686,018
Management fee payable	64,845
Accrued expenses and other liabilities	46,582
Withholding tax payable	15,230
Distribution fee payable	8,214
Administration fee payable	4,928
Payable for capital stock repurchased	4,739
Payable to securities lending agent	4,274
Payable to custodian	1,143

Total liabilities	7,866,973

NET ASSETS	$94,152,174

Net assets were comprised of:
Common stock, at $0.01 par value	$199,653
Paid-in capital, in excess of par	101,197,200

101,396,853
Undistributed net investment income	462,862
Accumulated net realized loss on investments	(15,192,925)
Net unrealized appreciation on investments and foreign currencies	7,485,384

Net assets, June 30, 2003	$94,152,174

Class I:
Net asset value and redemption price per share, $53,646,388 / 11,332,039 outstanding shares of common stock (authorized 80,000,000 shares)	$4.73

Class II:
Net asset value and redemption price per share, $40,505,786 / 8,633,277 outstanding shares of common stock (authorized 20,000,000 shares)	$4.69

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Dividends (net of $123,749 foreign withholding tax)	$942,235
Interest	16
Income from securities lending, net	15,543

957,794

EXPENSES
Management fee	295,695
Distribution fee—Class II	35,172
Administration fee—Class II	21,103
Custodian’s fees and expenses	88,000
Shareholders’ reports	20,000
Audit fee	6,900
Legal fees and expenses	4,000
Directors’ fees	3,600
Transfer agent’s fees and expenses	2,500
Insurance expenses	600
Miscellaneous	1,630

Total operating expenses	479,200
Less: custodian fee credit	(96)

Net expenses	479,104

NET INVESTMENT INCOME	478,690

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investments	(997,080)
Foreign currencies	(115,229)

(1,112,309)

Net change in unrealized appreciation (depreciation) on:
Investments	10,324,544
Foreign currencies	(39,617)

10,284,927

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	9,172,618

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,651,308

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$478,690	$51,374
Net realized loss on investments and foreign currencies	(1,112,309)	(8,490,927)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	10,284,927	(1,460,580)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,651,308	(9,900,133)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [30,544,936 and 97,962,690 shares, respectively]	131,480,100	459,630,004
Capital stock repurchased [24,489,322 and 90,447,644 shares, respectively]	(105,554,221)	(425,966,534)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	25,925,879	33,663,470

TOTAL INCREASE IN NET ASSETS	35,577,187	23,763,337
NET ASSETS:
Beginning of period	58,574,987	34,811,650

End of period (a)	$94,152,174	$58,574,987

(a) Includes undistributed net investment income of:	$462,862	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A16

SP LARGE CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value (cost $49,910,613)	$50,403,862
Receivable for capital stock sold	152,059
Receivable for investments sold	121,731
Dividends and interest receivable	58,494
Prepaid expenses	48

Total assets	50,736,194

LIABILITIES
Payable for investments purchased	218,375
Accrued expenses and other liabilities	53,162
Management fee payable	23,782
Payable for capital stock repurchased	5,661
Deferred directors’ fees	2,410

Total liabilities	303,390

NET ASSETS	$50,432,804

Net assets were comprised of:
Common stock, at $0.01 par value	$59,061
Paid-in capital in excess of par	53,437,248

53,496,309
Undistributed net investment income	277,719
Accumulated net realized loss on investments	(3,834,473)
Net unrealized appreciation on investments	493,249

Net assets, June 30, 2003	$50,432,804

Net asset value and redemption price per share, $50,432,804 / 5,906,106 outstanding shares of common stock (authorized 80,000,000 shares)	$8.54

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Dividends (net of $324 foreign withholding tax)	$462,644
Interest	2,570

465,214

EXPENSES
Management fee	166,658
Custodian’s fees and expenses	47,000
Shareholders’ reports	11,000
Legal fees and expenses	5,700
Directors’ fees	5,600
Audit fee	5,100
Transfer agent’s fees and expenses	1,900
Commitment fee on syndicated credit agreement	300
Miscellaneous	2,412

Total operating expenses	245,670
Loan interest expense (Note 8)	15
Less: custodian fee credit	(18)
expense subsidy	(58,172)

Net expenses	187,495

NET INVESTMENT INCOME	277,719

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(1,115,259)
Net change in unrealized appreciation on investments	4,896,697

NET GAIN ON INVESTMENTS	3,781,438

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,059,157

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$277,719	$403,367
Net realized loss on investments	(1,115,259)	(2,058,199)
Net change in unrealized appreciation (depreciation) on investments	4,896,697	(4,609,724)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,059,157	(6,264,556)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	—	(403,360)
Tax return of capital distributions	—	(6,059)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(409,419)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [1,874,839 and 3,406,672 shares, respectively]	14,989,002	29,950,399
Capital stock issued in reinvestment of dividends and distributions [0 and 52,288 shares, respectively]	—	409,419
Capital stock repurchased [877,578 and 1,063,583 shares, respectively]	(6,934,789)	(9,099,948)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	8,054,213	21,259,870

TOTAL INCREASE IN NET ASSETS	12,113,370	14,585,895
NET ASSETS:
Beginning of period	38,319,434	23,733,539

End of period (a)	$50,432,804	$38,319,434

(a) Includes undistributed net investment income of:	$277,719	$ —

SEE NOTES TO FINANCIAL STATEMENTS.

A17

SP MFS CAPITAL OPPORTUNITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value (cost $11,498,028)	$12,767,532
Receivable for capital stock sold	94,633
Receivable for investments sold	24,665
Dividends and interest receivable	11,905
Due from manager	2,031
Prepaid expenses	12

Total assets	12,900,778

LIABILITIES
Payable for investments purchased	361,507
Accrued expenses and other liabilities	29,071
Payable for capital stock repurchased	4,281
Deferred directors’ fees	2,371
Payable to custodian	20

Total liabilities	397,250

NET ASSETS	$12,503,528

Net assets were comprised of:
Common stock, at $0.01 par value	$22,132
Paid-in capital in excess of par	15,977,673

15,999,805
Undistributed net investment income	15,878
Accumulated net realized loss on investments and foreign currencies	(4,781,691)
Net unrealized appreciation on investments and foreign currencies	1,269,536

Net assets, June 30, 2003	$12,503,528

Net asset value and redemption price per share, $12,503,528 / 2,213,225 outstanding shares of common stock (authorized 80,000,000 shares)	$5.65

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Dividends (net of $151 foreign withholding tax)	$64,104
Interest	1,754

65,858

EXPENSES
Management fee	37,497
Custodian’s fees and expenses	46,000
Shareholders’ reports	7,400
Audit fee	5,500
Directors’ fees	5,300
Legal fees and expenses	4,000
Transfer agent’s fees and expenses	1,700
Commitment fee on syndicated credit agreement	100
Miscellaneous	1,275

Total expenses	108,772
Less: custodian fee credit	(24)
expense subsidy	(58,768)

Net expenses	49,980

NET INVESTMENT INCOME	15,878

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investments	(31,715)
Foreign currencies	(97)

(31,812)

Net change in unrealized appreciation on:
Investments	1,362,610

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	1,330,798

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,346,676

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$15,878	$14,846
Net realized loss on investments and foreign currencies	(31,812)	(3,082,433)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,362,610	(37,213)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,346,676	(3,104,800)

DIVIDENDS:
Dividends from net investment income	(14,769)	—

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [673,975 and 2,421,976 shares, respectively]	3,505,559	13,214,957
Capital stock issued in reinvestment of dividends [3,026 and 0 shares, respectively]	14,769	—
Capital stock repurchased [333,055 and 1,723,512 shares, respectively]	(1,689,369)	(8,971,624)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	1,830,959	4,243,333

TOTAL INCREASE IN NET ASSETS	3,162,866	1,138,533
NET ASSETS:
Beginning of period	9,340,662	8,202,129

End of period (a)	$12,503,528	$9,340,662

(a) Includes undistributed net investment income of:	$15,878	$14,769

SEE NOTES TO FINANCIAL STATEMENTS.

A18

SP MID-CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value (cost $26,135,758)	$30,123,841
Receivable for capital stock sold	263,634
Receivable for investments sold	131,628
Dividends and interest receivable	129
Prepaid expenses	22

Total assets	30,519,254

LIABILITIES
Payable for investments purchased	316,241
Management fee payable	18,760
Accrued expenses and other liabilities	15,924
Payable for capital stock repurchased	8,698
Deferred directors’ fees	2,400

Total liabilities	362,023

NET ASSETS	$30,157,231

Net assets were comprised of:
Common stock, at $0.01 par value	$63,056
Paid-in capital in excess of par	38,490,113

38,553,169
Accumulated net investment loss	(84,557)
Accumulated net realized loss on investments and foreign currencies	(12,299,464)
Net unrealized appreciation on investments	3,988,083

Net assets, June 30, 2003	$30,157,231

Net asset value and redemption price per share, $30,157,231 / 6,305,591 outstanding shares of common stock (authorized 80,000,000 shares)	$4.78

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Dividends	$18,817
Interest	4,887

23,704

EXPENSES
Management fee	86,619
Custodian’s fees and expenses	44,000
Shareholders’ reports	11,000
Directors’ fees	5,500
Audit fee	5,200
Legal fees and expenses	4,700
Transfer agent’s fees and expenses	2,000
Miscellaneous	1,344

Total expenses	160,363
Less: custodian fee credit	(20)
expense subsidy	(52,082)

Net expenses	108,261

NET INVESTMENT LOSS	(84,557)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	(647,865)
Foreign currencies	49

(647,816)

Net change in unrealized appreciation (depreciation) on:
Investments	4,401,646
Foreign currencies	(48)

4,401,598

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	3,753,782

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,669,225

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(84,557)	$(97,107)
Net realized loss on investments	(647,816)	(11,106,894)
Net change in unrealized appreciation on investments	4,401,598	805,662

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,669,225	(10,398,339)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [2,613,713 and 4,993,128 shares, respectively]	11,481,100	24,806,716
Capital stock repurchased [772,814 and 2,612,747 shares, respectively]	(3,263,305)	(12,027,142)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	8,217,795	12,779,574

TOTAL INCREASE IN NET ASSETS	11,887,020	2,381,235
NET ASSETS:
Beginning of period	18,270,211	15,888,976

End of period	$30,157,231	$18,270,211

SEE NOTES TO FINANCIAL STATEMENTS.

A19

SP PIMCO HIGH YIELD PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value (cost $138,461,490)	$146,142,072
Foreign currency, at value (cost $6,283)	6,256
Cash	627,910
Dividends and interest receivable	2,635,748
Receivable for investments sold	2,562,188
Receivable for capital stock sold	1,074,836
Unrealized appreciation on forward foreign currency contracts	268
Prepaid expenses	118

Total assets	153,049,396

LIABILITIES
Payable for investments purchased	1,576,769
Outstanding options written (premium received $414,813)	528,735
Management fee payable	71,485
Accrued expenses and other liabilities	30,078
Payable for capital stock repurchased	17,347
Deferred directors’ fee	2,513

Total liabilities	2,226,927

NET ASSETS	$150,822,469

Net assets were comprised of:
Common stock, at $0.01 par value	$148,394
Paid-in capital in excess of par	142,611,696

142,760,090
Undistributed net investment income	143,759
Accumulated net realized gains on investments	351,562
Net unrealized appreciation on investments and foreign currencies	7,567,058

Net assets, June 30, 2003	$150,822,469

Net asset value and redemption price per share, $150,822,469 / 14,839,410 outstanding shares of common stock (authorized 80,000,000 shares)	$10.16

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Interest	$5,400,303

EXPENSES
Management fee	392,836
Custodian’s fees and expenses	62,000
Shareholders’ reports	6,500
Audit fee	6,100
Directors’ fees	4,900
Legal fees and expenses	4,400
Transfer agent’s fees and expenses	2,000
Insurance expenses	800
Commitment fee on syndicated credit agreement	700
Miscellaneous	905

Total operating expenses	481,141
Less: custodian fee credit	(1,470)

Net expenses	479,671

NET INVESTMENT INCOME	4,920,632

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	3,694,419
Options written	(126,831)
Futures	32,279
Foreign currencies	(54,966)

3,544,901

Net change in unrealized appreciation (depreciation) on:
Investments	9,818,291
Options written	(71,686)
Futures	(21,721)
Foreign currencies	31,311

9,756,195

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	13,301,096

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,221,728

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$4,920,632	$6,174,121
Net realized gain (loss) on investments and foreign currencies	3,544,901	(2,573,896)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	9,756,195	(1,890,790)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	18,221,728	1,709,435

DIVIDENDS:
Dividends from net investment income	(4,836,862)	(6,187,069)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [8,637,942 and 10,330,152 shares, respectively]	85,178,454	95,514,916
Capital stock issued in reinvestment of dividends [489,895 and 678,859 shares, respectively]	4,836,862	6,187,069
Capital stock repurchased [6,520,240 and 4,079,206 shares, respectively]	(64,801,194)	(37,004,849)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	25,214,122	64,697,136

TOTAL INCREASE IN NET ASSETS	38,598,988	60,219,502
NET ASSETS:
Beginning of period	112,223,481	52,003,979

End of period (a)	$150,822,469	$112,223,481

(a) Includes undistributed net investment income of:	$143,759	$59,989

SEE NOTES TO FINANCIAL STATEMENTS.

A20

SP PIMCO TOTAL RETURN PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value (cost $836,885,432)	$849,787,794
Foreign currency, at value (cost $4,053,378)	4,018,469
Receivable for investments sold	223,732,146
Dividends and interest receivable	6,427,440
Unrealized appreciation on interest rate swaps	3,348,937
Receivable for capital stock sold	3,290,680
Premium for interest rate swaps purchased	1,043,081
Due from broker—variation margin	385,026
Interest receivable on swap agreement	88,559
Unrealized appreciation on forward foreign currency contracts	57,223
Prepaid expenses	478

Total assets	1,092,179,833

LIABILITIES
Payable for investments purchased	356,542,441
Investments sold short, at value (proceeds received $23,415,881)	23,213,724
Premium for interest rate swaps written	2,674,020
Payable to custodian	2,456,963
Unrealized depreciation on interest rate swaps	1,051,796
Outstanding options written (premium received $1,848,310)	1,919,425
Interest payable on swap agreements	349,787
Management fee payable	340,823
Payable for capital stock repurchased	28,841
Accrued expenses and other liabilities	2,249

Total liabilities	388,580,069

NET ASSETS	$703,599,764

Net assets were comprised of:
Common stock, at $0.01 par value	$608,568
Paid-in capital in excess of par	676,444,689

677,053,257
Undistributed net investment income	189,408
Accumulated net realized gain on investments	10,653,960
Net unrealized appreciation on investments and foreign currencies	15,703,139

Net assets, June 30, 2003	$703,599,764

Net asset value and redemption price per share, $703,599,764 / 60,856,826 outstanding shares of common stock (authorized 80,000,000 shares)	$11.56

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Interest	$9,614,124

EXPENSES
Management fee	1,730,005
Custodian’s fees and expenses	80,000
Shareholders’ reports	9,900
Audit fee	7,500
Legal fees and expenses	7,400
Commitment fee on syndicated credit agreement	5,900
Directors’ fees	5,200
Insurance expenses	2,900
Transfer agent’s fees and expenses	2,400
Miscellaneous	924

Total expenses	1,852,129
Less: custodian fee credit	(1,061)

Net expenses	1,851,068

NET INVESTMENT INCOME	7,763,056

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	17,851,259
Options written	(142,641)
Futures	11,646,072
Foreign currencies	(6,524,884)
Interest rate swaps	(7,983,510)
Short sales	(1,408,412)

13,437,884

Net change in unrealized appreciation (depreciation) on:
Investments	3,125,062
Options written	192,787
Futures	(2,703,779)
Foreign currencies	2,430,018
Interest rate swaps	4,523,876
Short sales	595,871

8,163,835

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	21,601,719

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,364,775

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$7,763,056	$8,880,764
Net realized gain on investments and foreign currencies	13,437,884	12,280,351
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	8,163,835	7,837,234

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	29,364,775	28,998,349

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(9,411,436)	(8,915,477)
Distributions from net realized capital gains	(12,318,942)	(7,146)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(21,730,378)	(8,922,623)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [21,039,308 and 30,861,573 shares, respectively]	242,406,597	340,380,452
Capital stock issued in reinvestment of dividends and distributions [1,919,020 and 802,991 shares, respectively]	21,730,378	8,922,623
Capital stock repurchased [3,451,704 and 4,044,791 shares, respectively]	(39,838,388)	(44,686,394)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	224,298,587	304,616,681

TOTAL INCREASE IN NET ASSETS	231,932,984	324,692,407
NET ASSETS:
Beginning of period	471,666,780	146,974,373

End of period (a)	$703,599,764	$471,666,780

(a) Includes undistributed net investment income of:	$189,408	$1,837,788

SEE NOTES TO FINANCIAL STATEMENTS.

A21

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value (cost $74,019,930)	$87,445,387
Cash	22,234
Receivable for investments sold	2,227,992
Receivable for capital stock sold	540,635
Dividends and interest receivable	11,917
Prepaid expenses	57

Total assets	90,248,222

LIABILITIES
Payable for investments purchased	845,143
Payable for capital stock repurchased	406,470
Outstanding options written (premium received $84,387)	126,330
Accrued expenses and other liabilities	43,505
Management fee payable	42,068
Distribution fee payable	60
Administration fee payable	36

Total liabilities	1,463,612

NET ASSETS	$88,784,610

Net assets were comprised of:
Common stock, at $0.01 par value	$153,861
Paid-in capital in excess of par	90,437,363

90,591,224
Accumulated net investment loss	(181,304)
Accumulated net realized loss on investments	(15,008,869)
Net unrealized appreciation on investments	13,383,559

Net assets, June 30, 2003	$88,784,610

Class I:
Net asset value and redemption price per share, $88,492,582 / 15,335,159 outstanding shares of common stock (authorized 80,000,000 shares)	$5.77

Class II:
Net asset value and redemption price per share, $292,028 / 50,930 outstanding shares of common stock (authorized 20,000,000 shares)	$5.73

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Dividends (net of $2,420 foreign withholding tax)	$89,668

EXPENSES
Management fee	188,235
Distribution fee—Class II	312
Administration fee—Class II	187
Custodian’s fees and expenses	46,000
Shareholders’ reports	13,000
Legal fees and expenses	6,700
Audit fee	5,700
Directors’ fees	5,900
Transfer agent’s fees and expenses	2,300
Commitment fee on syndicated credit agreement	800
Miscellaneous	1,894

Total operating expenses	271,028
Less: custodian fee credit	(56)

Net expenses	270,972

NET INVESTMENT LOSS	(181,304)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	1,146,901
Foreign currencies	474
Options written	(29,060)

1,118,315

Net change in unrealized appreciation (depreciation) on:
Investments	13,605,154
Options written	(41,943)
Foreign currencies	45

13,563,256

NET GAIN ON INVESTMENTS	14,681,571

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,500,267

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(181,304)	$(201,427)
Net realized gain (loss) on investments and foreign currencies	1,118,315	(12,814,981)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	13,563,256	(1,640,738)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14,500,267	(14,657,146)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [6,926,410 and 8,274,153 shares, respectively]	35,742,481	43,940,152
Capital stock repurchased [2,496,482 and 1,871,780 shares, respectively]	(12,690,309)	(9,411,936)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	23,052,172	34,528,216

TOTAL INCREASE IN NET ASSETS	37,552,439	19,871,070
NET ASSETS:
Beginning of period	51,232,171	31,361,101

End of period	$88,784,610	$51,232,171

SEE NOTES TO FINANCIAL STATEMENTS.

A22

SP SMALL/MID CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value (cost $138,199,627)	$143,897,219
Cash	10,177
Receivable for investments sold	860,169
Receivable for capital stock sold	705,066
Dividends and interest receivable	101,093
Prepaid expenses	120

Total assets	145,573,844

LIABILITIES
Payable for investments purchased	2,514,140
Management fee payable	102,754
Accrued expenses and other liabilities	14,892
Payable for capital stock repurchased	13,580
Deferred directors’ fees	2,633
Withholding tax payable	365

Total liabilities	2,648,364

NET ASSETS	$142,925,480

Net assets were comprised of:
Common stock, at $0.01 par value	$135,603
Paid-in capital in excess of par	144,757,112

144,892,715
Undistributed net investment income	123,266
Accumulated net realized loss on investments	(7,788,093)
Net unrealized appreciation on investments	5,697,592

Net assets, June 30, 2003	$142,925,480

Net asset value and redemption price per share, $142,925,480/13,560,270 outstanding shares of common stock (authorized 80,000,000 shares)	$10.54

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Dividends (net of $1,174 foreign withholding tax)	$686,413
Interest	14,729

701,142

EXPENSES
Management fee	497,712
Custodian’s fees and expenses	51,000
Shareholders’ reports	8,000
Directors’ fees	6,000
Audit fee	6,000
Legal fees and expenses	4,000
Transfer agent’s fees and expenses	3,000
Insurance expenses	1,000
Commitment fee on syndicated credit agreement	200
Miscellaneous	1,410

Total expenses	578,322
Less: custodian fee credit	(446)

Net expenses	577,876

NET INVESTMENT INCOME	123,266

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on:
Investments	(2,047,340)
Foreign currencies	(11)

(2,047,351)
Net change in unrealized appreciation on investments	13,131,954

NET GAIN ON INVESTMENTS	11,084,603

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,207,869

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$123,266	$534,192
Net realized loss on investments and foreign currencies	(2,047,351)	(5,223,511)
Net change in unrealized appreciation (depreciation) on investments	13,131,954	(9,950,567)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,207,869	(14,639,886)

DIVIDENDS:
Dividends from net investment income	(37,628)	(463,177)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [4,892,928 and 7,737,279 shares, respectively]	47,950,189	84,398,594
Capital stock issued in reinvestment of dividends [4,099 and 47,701 shares, respectively]	37,628	463,177
Capital stock repurchased [1,588,268 and 1,709,203 shares, respectively]	(15,426,136)	(18,014,772)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	32,561,681	66,846,999

TOTAL INCREASE IN NET ASSETS	43,731,922	51,743,936
NET ASSETS:
Beginning of period	99,193,558	47,449,622

End of period (a)	$142,925,480	$99,193,558

(a) Includes undistributed net investment income of:	$123,266	$37,628

SEE NOTES TO FINANCIAL STATEMENTS.

A23

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value (cost $24,815,445)	$25,931,099
Cash	6,659
Receivable for capital stock sold	133,234
Dividends and interest receivable	8,761
Due from manager	5,668
Prepaid expenses	19

Total assets	26,085,440

LIABILITIES
Payable for investments purchased	731,081
Accrued expenses and other liabilities	30,854
Deferred directors’ fees	2,400
Distribution fee payable	2,086
Administration fee payable	1,252
Payable for capital stock repurchased	822

Total liabilities	768,495

NET ASSETS	$25,316,945

Net assets were comprised of:
Common stock, at $0.01 par value	$46,305
Paid-in capital in excess of par	29,725,148

29,771,453
Accumulated net investment loss	(41,359)
Accumulated net realized loss on investments	(5,528,803)
Net unrealized appreciation on investments	1,115,654

Net assets, June 30, 2003	$25,316,945

Class I:
Net asset value and redemption price per share, $15,254,575 / 2,779,089 outstanding shares of common stock (authorized 80,000,000 shares)	$5.49

Class II:
Net asset value and redemption price per share, $10,062,370 / 1,851,396 outstanding shares of common stock (authorized 20,000,000 shares)	$5.44

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Dividends (net of $1,032 foreign withholding tax)	$73,943
Interest	1,520

75,463

EXPENSES
Management fee	90,052
Distribution fee—Class II	9,894
Administration fee—Class II	5,936
Custodian’s fees and expenses	49,000
Shareholders’ reports	7,500
Directors’ fees and expenses	5,300
Audit fee	5,000
Legal fees and expenses	4,100
Transfer agent’s fees and expenses	2,000
Commitment fee on syndicated credit agreement	200
Miscellaneous	1,814

Total expenses	180,796
Less: custodian fee credit	(74)
expense subsidy	(63,900)

Net expenses	116,822

NET INVESTMENT LOSS	(41,359)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(456,003)
Net change in unrealized appreciation on investments	2,381,783

NET GAIN ON INVESTMENTS	1,925,780

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,884,421

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(41,359)	$(55,294)
Net realized loss on investments	(456,003)	(2,328,260)
Net change in unrealized appreciation (depreciation) on investments	2,381,783	(1,369,727)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,884,421	(3,753,281)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [1,892,764 and 3,165,201 shares, respectively]	9,814,646	17,595,192
Capital stock repurchased [721,663 and 1,140,272 shares, respectively]	(3,726,635)	(6,137,311)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	6,088,011	11,457,881

TOTAL INCREASE IN NET ASSETS	7,972,432	7,704,600
NET ASSETS:
Beginning of period	17,344,513	9,639,913

End of period	$25,316,945	$17,344,513

SEE NOTES TO FINANCIAL STATEMENTS.

A24

STOCK INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value including securities on loan of $78,910,630 (cost $2,321,801,590)	$2,623,657,292
Receivable for investments sold	3,288,286
Dividends and interest receivable	3,091,876
Receivable for capital stock sold	1,471,671
Receivable for securities lending income (gross)	107,435
Prepaid expenses	3,427

Total assets	2,631,619,987

LIABILITIES
Collateral for securities on loan	82,348,691
Payable for capital stock repurchased	996,223
Management fee payable	741,835
Accrued expenses and other liabilities	489,050
Securities lending rebate payable	95,770
Payable to securities lending agent	2,916

Total liabilities	84,674,485

NET ASSETS	$2,546,945,502

Net assets were comprised of:
Common stock, at $0.01 par value	$986,848
Paid-in capital in excess of par	2,190,136,029

2,191,122,877
Undistributed net investment income	16,583,934
Accumulated net realized gain on investments	39,668,989
Net unrealized appreciation on investments	299,569,702

Net assets, June 30, 2003	$2,546,945,502

Net asset value and redemption price per share, $2,546,945,502 / 98,684,835 outstanding shares of common stock (authorized 340,000,000 shares)	$25.81

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Dividends	$20,809,364
Interest	24,009
Income from securities loaned, net	122,586

20,955,959

EXPENSES
Management fee	4,108,532
Custodian’s fees and expenses	147,000
Audit fee	35,000
Insurance expenses	27,000
Commitment fee on syndicated credit agreement	19,000
Directors’ fees	17,000
Legal fees and expenses	12,000
Transfer agent’s fees and expenses	2,900
Miscellaneous	3,845

Total expenses	4,372,277
Less: custodian fee credit	(252)

Net expenses	4,372,025

NET INVESTMENT INCOME	16,583,934

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investments	37,251,185
Futures	7,953,570

45,204,755

Net change in unrealized appreciation (depreciation) on:
Investments	204,331,620
Futures	(1,248,050)

203,083,570

NET GAIN ON INVESTMENTS	248,288,325

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$264,872,259

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$16,583,934	$35,460,042
Net realized gain on investments	45,204,755	83,880,833
Net change in unrealized appreciation (depreciation) on investments	203,083,570	(852,291,866)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	264,872,259	(732,950,991)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(1,948,808)	(34,435,873)
Distributions from net realized capital gains	(88,278,910)	(23,877,334)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(90,227,718)	(58,313,207)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [5,416,056 and 10,311,525 shares, respectively]	129,500,404	293,101,021
Capital stock issued in reinvestment of dividends and distributions [3,960,830 and 2,190,809 shares, respectively]	90,227,718	58,313,207
Capital stock repurchased [8,349,123 and 22,105,878 shares, respectively]	(199,678,198)	(601,988,288)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	20,049,924	(250,574,060)

TOTAL INCREASE (DECREASE) IN NET ASSETS	194,694,465	(1,041,838,258)
NET ASSETS:
Beginning of period	2,352,251,037	3,394,089,295

End of period (a)	$2,546,945,502	$2,352,251,037

(a) Includes undistributed net investment income of:	$16,583,934	$1,948,808

SEE NOTES TO FINANCIAL STATEMENTS.

A25

VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value including securities on loan of $25,957,156 (cost $1,281,674,142)	$1,345,029,518
Dividends and interest receivable	1,856,013
Receivable for capital stock sold	377,628
Receivable for securities lending income (gross)	34,545
Prepaid expenses	1,846

Total assets	1,347,299,550

LIABILITIES
Collateral for securities on loan	27,627,044
Payable for investments purchased	21,134,034
Payable for capital stock repurchased	447,893
Accrued expenses and other liabilities	207,685
Securities lending rebate payable	31,767
Management fee payable	22,744
Payable to securities lending agent	694
Distribution fee payable	510
Administration fee payable	306
Payable to custodian	249

Total liabilities	49,472,926

NET ASSETS	$1,297,826,624

Net assets were comprised of:
Common stock, at $0.01 par value	$854,053
Paid-in capital in excess of par	1,495,719,625

1,496,573,678
Undistributed net investment income	9,199,423
Accumulated net realized loss on investments	(271,301,853)
Net unrealized appreciation on investments	63,355,376

Net assets, June 30, 2003	$1,297,826,624

Class I:
Net asset value and redemption price per share $1,295,374,571 / 85,243,662 outstanding shares of common stock (authorized 340,000,000 shares)	$15.20

Class II:
Net asset value and redemption price per share, $2,452,053 / 161,602 outstanding shares of common stock (authorized 10,000,000 shares)	$15.17

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Dividends (net of $67,034 foreign withholding tax)	$11,838,989
Income from securities lending, net	23,517

11,862,506

EXPENSES
Management fee	2,424,251
Distribution fee—Class II	2,526
Administration fee—Class II	1,515
Custodian’s fees and expenses	93,000
Shareholders’ reports	85,000
Audit fee	15,000
Insurance expenses	15,000
Directors’ fees	9,000
Legal fees and expenses	8,000
Commitment fee on syndicated credit agreement	7,000
Transfer agent’s fees and expenses	2,700
Miscellaneous	216

Total expenses	2,663,208
Less: custodian fee credit	(125)

Net expenses	2,663,083

NET INVESTMENT INCOME	9,199,423

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(47,068,724)
Net change in unrealized appreciation (depreciation) on investments	162,398,025

NET GAIN ON INVESTMENTS	115,329,301

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$124,528,724

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$9,199,423	$20,934,624
Net realized loss on investments	(47,068,724)	(219,804,118)
Net change in unrealized appreciation (depreciation) on investments	162,398,025	(186,200,124)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	124,528,724	(385,069,618)

DIVIDENDS:
Dividends from net investment income
Class I	(834,849)	(20,321,246)
Class II	—	(19,706)

	(834,849)	(20,340,952)

CAPITAL STOCK TRANSACTIONS (Note 7):
Capital stock sold [3,030,398 and 11,993,803 shares, respectively]	42,258,735	190,666,422
Capital stock issued in reinvestment of dividends [63,294 and 1,472,190 shares, respectively]	834,849	20,340,952
Capital stock repurchased [8,504,110 and 23,263,374 shares, respectively]	(117,527,101)	(359,497,771)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(74,433,517)	(148,490,397)

TOTAL INCREASE (DECREASE) IN NET ASSETS	49,260,358	(553,900,967)
NET ASSETS:
Beginning of period	1,248,566,266	1,802,467,233

End of period (a)	$1,297,826,624	$1,248,566,266

(a) Includes undistributed net investment income of:	$9,199,423	$834,849

SEE NOTES TO FINANCIAL STATEMENTS.

A26

EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 97.7%		Value (Note 2)
COMMON STOCKS — 97.1%	Shares
Aerospace/Defense — 1.5%
Boeing Co.	190,607	$6,541,632
General Dynamics Corp.	13,076	948,010
Honeywell International, Inc.	76,903	2,064,846
Lockheed Martin Corp.	661,561	31,470,457
Northrop Grumman Corp.	20,122	1,736,327
Raytheon Co.	35,524	1,166,608
United Technologies Corp.	119,995	8,499,246

		52,427,126

Air Freight & Couriers — 0.2%
FedEx Corp.	12,579	780,276
United Parcel Service, Inc. (Class “B” Stock)	89,066	5,673,504

		6,453,780

Airlines
Southwest Airlines Co.	30,744	528,797

Automobiles — 0.6%
Ford Motor Co.	77,168	848,076
General Motors Corp.	46,402	1,670,472
Harley-Davidson, Inc.	465,400	18,550,844

		21,069,392

Beverages — 1.1%
Anheuser-Busch Cos., Inc.	79,267	4,046,580
Coca-Cola Co.	204,284	9,480,820
PepsiCo, Inc.	515,473	22,938,549
The Pepsi Bottling Group, Inc.	78,177	1,565,104

		38,031,053

Biotechnology — 3.9%
Amgen, Inc.(a)	1,277,780	84,895,703
Biogen, Inc.(a)	27,226	1,034,588
Cephalon, Inc.(a)	163,400	6,725,544
Gilead Sciences, Inc.(a)	413,500	22,982,330
MedImmune, Inc.(a)	552,298	20,087,078

		135,725,243

Building & Building Products — 0.3%
American Standard Cos., Inc.(a)	119,000	8,797,670
KB HOME	4,509	279,468
Masco Corp.	29,380	700,713
Pulte Homes, Inc.	5,359	330,436

		10,108,287

Capital Markets — 2.1%
Goldman Sachs Group, Inc.	443,552	37,147,480
Merrill Lynch & Co., Inc.	767,984	35,849,493

		72,996,973

Chemicals — 0.3%
Air Products & Chemicals, Inc.	31,523	1,311,357
Dow Chemical Co.	70,591	2,185,497
E.I. du Pont de Nemours & Co.	80,827	3,365,636
Ecolab, Inc.	23,194	593,766
International Flavors & Fragrances, Inc.	21,407	683,526
PPG Industries, Inc.	12,810	649,980
Praxair, Inc.	29,317	1,761,952
Rohm & Haas Co.	26,479	821,643

		11,373,357

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Commerical Banks — 4.6%
Bank of America Corp.	361,592	$28,576,616
Bank One Corp.	849,453	31,582,662
Fifth Third Bancorp	177,037	10,151,302
FleetBoston Financial Corp.	394,228	11,712,514
Golden West Financial Corp.	24,399	1,952,164
Mellon Financial Corp.	141,651	3,930,815
SunTrust Banks, Inc.	31,481	1,868,083
The Bank of New York Co., Inc.	680,166	19,554,772
U.S. Bancorp	518,089	12,693,180
Wachovia Corp.	275,902	11,025,044
Washington Mutual, Inc.	95,869	3,959,390
Wells Fargo & Co.	491,869	24,790,198

		161,796,740

Commercial Services & Supplies — 0.5%
Automatic Data Processing, Inc.	47,348	1,603,203
Avery Dennison Corp.	101,238	5,082,148
Cendant Corp.(a)	118,214	2,165,680
Certegy, Inc.(a)	28,812	799,533
Cintas Corp.	21,688	768,623
Concord EFS, Inc.(a)	71,298	1,049,507
Fiserv, Inc.(a)	31,964	1,138,238
H&R Block, Inc.	17,166	742,429
Pitney Bowes, Inc.	29,317	1,126,066
Waste Management, Inc.	79,312	1,910,626

		16,386,053

Communications Equipment — 2.6%
Cisco Systems, Inc.(a)	3,061,674	51,099,339
Comverse Technology, Inc.(a)	319,800	4,806,594
Corning, Inc.(a)	136,996	1,012,401
Lucent Technologies, Inc.(a)	79,908	162,213
Motorola, Inc.	208,367	1,964,901
Nokia Oyj, ADR (Finland)	1,876,000	30,822,680
QUALCOMM, Inc.	64,787	2,316,135

		92,184,263

Computers & Peripherals — 3.8%
Dell Computer Corp.(a)	745,512	23,826,564
EMC Corp.(a)	226,183	2,368,136
Hewlett-Packard Co.	3,008,807	64,087,589
International Business Machines Corp.	429,906	35,467,245
Lexmark International, Inc.(a)	5,376	380,460
Sun Microsystems, Inc.(a)	1,239,729	5,702,753

		131,832,747

Consumer Finance — 1.8%
American Express Co.	1,260,954	52,720,487
SLM Corp.	271,130	10,620,162

		63,340,649

Containers & Packaging — 0.8%
Bemis Co., Inc.	5,107	239,007
Pactiv Corp.(a)	27,173	535,580
Smurfit-Stone Container Corp.(a)	304,100	3,962,423
Temple-Inland, Inc.	537,500	23,064,125

		27,801,135

SEE NOTES TO FINANCIAL STATEMENTS.

B1

EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Diversified Financials — 3.0%
Charles Schwab Corp.	150,617	$1,519,726
Citigroup, Inc.	1,128,521	48,300,699
Countrywide Financial Corp.	32,612	2,268,817
Fannie Mae	145,744	9,828,975
Freddie Mac	174,917	8,880,536
J.P. Morgan	476,683	16,293,025
Lehman Brothers Holdings, Inc.	23,100	1,535,688
MBNA Corp.	348,586	7,264,532
Morgan Stanley	116,026	4,960,111
State Street Corp.	97,545	3,843,273

		104,695,382

Diversified Telecommunication Services — 1.4%
ALLTEL Corp.	23,327	1,124,828
AT&T Corp.	67,294	1,295,410
BellSouth Corp.	513,506	13,674,665
SBC Communications, Inc.	291,540	7,448,847
Sprint Corp. (FON Group)	41,546	598,262
Verizon Communications, Inc.	639,841	25,241,727

		49,383,739

Electric Utilities — 2.5%
American Electric Power Co., Inc.	37,796	1,127,455
Consolidated Edison, Inc.	202,700	8,772,856
Dominion Resources, Inc.	56,174	3,610,303
Entergy Corp.	49,932	2,635,411
Exelon Corp.	168,774	10,094,373
FirstEnergy Corp.	591,927	22,759,593
FPL Group, Inc.	28,357	1,895,665
Progress Energy, Inc.	231,105	10,145,510
Public Service Enterprise Group, Inc.	25,420	1,073,995
Southern Co.	87,381	2,722,792
TXU Corp.	979,070	21,980,121
Xcel Energy, Inc.	141,900	2,134,176

		88,952,250

Electrical Equipment — 0.1%
Emerson Electric Co.	26,984	1,378,883
Molex, Inc. (Class “A” Stock)	34,303	795,109

		2,173,992

Electronic Equipment & Instruments — 0.3%
Agilent Technologies, Inc.(a)	550,644	10,765,090
Jabil Circuit, Inc.(a)	14,374	317,666

		11,082,756

Energy Equipment & Services — 2.4%
Baker Hughes, Inc.	19,203	644,644
BJ Services Co.(a)	678,400	25,345,024
ENSCO International, Inc.	235,400	6,332,260
Halliburton Co.	41,043	943,989
Nabors Industries, Ltd. (Barbados)(a)	22,066	872,710
Noble Corp.(a)	29,946	1,027,148
Schlumberger, Ltd.	341,263	16,233,881
Transocean Sedco Forex, Inc.(a)	1,095,500	24,068,135
Weatherford International, Ltd.(a)	200,762	8,411,928

		83,879,719

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Food & Staples Retailing — 2.8%
CVS Corp.	12,609	$353,430
Kroger Co.(a)	126,092	2,103,215
Safeway, Inc.(a)	501,695	10,264,680
SYSCO Corp.	102,959	3,092,888
Walgreen Co.	52,328	1,575,073
Wal-Mart Stores, Inc.(e)	1,286,477	69,045,221
Whole Foods Market, Inc.(a)	263,100	12,505,143

		98,939,650

Food Products — 0.5%
Campbell Soup Co.	60,168	1,474,116
ConAgra Foods, Inc.	86,184	2,033,942
General Mills, Inc.	53,552	2,538,900
Hershey Foods Corp.	20,112	1,401,002
Kellogg Co.	10,939	375,974
Kraft Foods, Inc. (Class “A” Stock)	268,700	8,746,185

		16,570,119

Gas Utilities — 0.2%
Kinder Morgan, Inc.	24,525	1,340,291
NiSource, Inc.	308,000	5,852,000

		7,192,291

Health Care Equipment & Supplies — 0.9%
Baxter International, Inc.	40,980	1,065,480
Boston Scientific Corp.(a)	46,811	2,860,152
Guidant Corp.	146,600	6,507,574
Medtronic, Inc.	383,147	18,379,561
Smith & Nephew PLC, ADR (United Kingdom)	12,609	731,322
Zimmer Holdings, Inc.(a)	18,394	828,650

		30,372,739

Health Care Providers & Services — 0.5%
Cardinal Health, Inc.	98,457	6,330,785
CIGNA Corp.	44,133	2,071,603
HCA-The Healthcare Co.	84,260	2,699,690
Quest Diagnostics, Inc.(a)	15,762	1,005,616
UnitedHealth Group, Inc.	74,898	3,763,625
WebMD Corp.(a)	52,582	569,463

		16,440,782

Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	58,318	1,895,918
Darden Restaurants, Inc.	32,474	616,357
Harrah’s Entertainment, Inc.(a)	7,754	312,021
International Game Technology	8,070	825,803
Marriott International, Inc. (Class “A” Stock)	463,375	17,802,867
McDonald’s Corp.	582,328	12,846,156
MGM Mirage, Inc.(a)	170,400	5,824,272
Wendy’s International, Inc.	575,300	16,666,441

		56,789,835

Household Durables — 0.3%
American Greetings Corp. (Class “A” Stock)(a)	7,455	146,416
Black & Decker Corp.	7,881	342,429
Centex Corp.	5,170	402,174
Fortune Brands, Inc.	147,133	7,680,343

SEE NOTES TO FINANCIAL STATEMENTS.

B2

EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Household Durables (cont’d.)
Leggett & Platt, Inc.	18,031	$369,636
Maytag Corp.	7,320	178,754
Newell Rubbermaid, Inc.	24,399	683,172
Snap-on, Inc.	5,751	166,952
Stanley Works	8,464	233,606
Tupperware Corp.	6,087	87,409
Whirlpool Corp.	6,054	385,640

		10,676,531

Household Products — 1.2%
Clorox Co.	49,932	2,129,600
Colgate-Palmolive Co.	68,657	3,978,673
Kimberly-Clark Corp.	336,682	17,554,599
Procter & Gamble Co.	195,249	17,412,306

		41,075,178

Industrial Conglomerates — 1.7%
3M Co.	249,575	32,190,183
General Electric Co.	407,100	11,675,628
Textron, Inc.	21,877	853,641
Tyco International, Ltd.	803,451	15,249,500

		59,968,952

Insurance — 4.9%
ACE, Ltd.	60,355	2,069,573
AFLAC, Inc.	29,241	899,161
Allstate Corp.	94,933	3,384,361
Ambac Financial Group, Inc.	18,914	1,253,052
American International Group, Inc.	1,262,921	69,687,981
Aon Corp.	7,123	171,522
Berkshire Hathaway, Inc. (Class “A” Stock)(a)	69	5,002,500
Chubb Corp.	34,850	2,091,000
Hartford Financial Services Group, Inc.	468,532	23,595,272
John Hancock Financial Services, Inc.	41,547	1,276,739
Lincoln National Corp.	34,594	1,232,584
Loews Corp.	432,000	20,429,280
Marsh & McLennan Cos., Inc.	219,997	11,235,247
MetLife, Inc.	178,694	5,060,614
Platinum Underwriters Holdings, Ltd. (Bermuda)	10,279	278,972
Travelers Property Casualty Corp. (Class “B” Stock)	160,419	2,529,808
XL Capital, Ltd. (Class “A” Stock) (Bermuda)	255,200	21,181,600

		171,379,266

Internet & Catalog Retail — 0.8%
eBay, Inc.(a)	168,198	17,522,868
InterActiveCorp(a)	241,800	9,568,026

		27,090,894

Internet Software & Services — 0.1%
Yahoo!, Inc.(a)	49,981	1,637,378

COMMON STOCKS (Continued)	Shares	Value (Note 2)
IT Consulting & Services — 1.7%
Affiliated Computer Services, Inc. (Class “A” Stock)(a)	37,133	$1,698,092
Electronic Data Systems Corp.	604,912	12,975,362
First Data Corp.(b)	573,164	23,751,916
Paychex, Inc.	665,886	19,517,119
Unisys Corp.(a)	97,675	1,199,449

		59,141,938

Leisure Equipment & Products — 0.1%
Eastman Kodak Co.	26,668	729,370
Mattel, Inc.	45,015	851,684

		1,581,054

Machinery — 0.8%
Caterpillar, Inc.	31,712	1,765,090
Cummins, Inc.	86,900	3,118,841
Danaher Corp.	80,515	5,479,046
Deere & Co.	42,776	1,954,863
Dover Corp.	44,007	1,318,450
Eaton Corp.	13,870	1,090,321
Illinois Tool Works, Inc.	35,389	2,330,365
Ingersoll-Rand Co. (Class “A” Stock) (Bermuda)	14,469	684,673
Navistar International Corp.(a)	187,000	6,101,810
PACCAR, Inc.	77,800	5,256,168

		29,099,627

Media — 5.4%
AOL Time Warner, Inc.(a)	411,939	6,628,099
Clear Channel Communications, Inc.(a)	423,132	17,936,565
Comcast Corp. (Class “A” Stock)(a)	481,627	14,535,503
Comcast Corp. (Special Class “A” Stock)(a)	422,838	12,190,419
Gannett Co., Inc.	24,462	1,878,926
Liberty Media Corp. (Class “A” Stock)(a)	728,301	8,419,160
McGraw Hill, Inc.	17,779	1,102,298
New York Times Co. (Class “A” Stock)	296,788	13,503,854
News Corp., Ltd., ADR (Australia)	629,000	15,756,450
Omnicom Group, Inc.	311,447	22,330,750
Tribune Co.	27,740	1,339,842
Univision Communications, Inc. (Class “A” Stock)(a)(b)	350,500	10,655,200
Viacom, Inc. (Class “B” Stock)(a)	1,370,472	59,834,808
Walt Disney Co.	138,499	2,735,355

		188,847,229

Metals & Mining — 5.1%
Alcoa, Inc.	1,822,614	46,476,657
Barrick Gold Corp. (Canada)	232,553	4,162,699
Companhia Vale do Rio Doce, ADR (Brazil)	1,089,800	32,323,468
Freeport-McMoRan Copper & Gold, Inc. (Class “B” Stock)(b)	2,247,533	55,064,558
Newmont Mining Corp.(b)	1,241,885	40,311,587

		178,338,969

SEE NOTES TO FINANCIAL STATEMENTS.

B3

EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Multi-line Retail — 1.0%
Costco Wholesale Corp.(a)	377,933	$13,832,348
Family Dollar Stores, Inc.	15,762	601,320
Federated Department Stores, Inc.	269,886	9,945,299
Kohl’s Corp.(a)	35,810	1,839,918
Sears, Roebuck & Co.	16,141	542,983
Target Corp.	171,638	6,494,782

		33,256,650

Multi-Utilities
Duke Energy Corp.	32,169	641,771
Mirant Corp.(a)	57,321	166,231

		808,002

Oil & Gas — 5.9%
Apache Corp.	277,580	18,059,355
BP PLC, ADR (United Kingdom)	22,067	927,255
Burlington Resources, Inc.	45,563	2,463,591
ChevronTexaco Corp.	270,426	19,524,757
ConocoPhillips, Inc.	83,670	4,585,116
Devon Energy Corp.	31,145	1,663,143
Encana Corp. (Canada)	39,088	1,499,807
ExxonMobil Corp.(e)	1,359,592	48,822,949
Kerr-McGee Corp.	459,400	20,581,120
Occidental Petroleum Corp.	134,800	4,522,540
Suncor Energy, Inc. (Canada)	1,381,200	25,758,681
TotalFinaElf SA, ADR (France)	782,900	59,343,820

		207,752,134

Paper & Forest Products — 0.8%
International Paper Co.	759,035	27,120,321
MeadWestvaco Corp.	27,362	675,841
Weyerhaeuser Co.	27,488	1,484,352

		29,280,514

Personal Products — 1.0%
Avon Products, Inc.	354,500	22,049,900
Estee Lauder Cos., Inc. (Class “A” Stock)	352,900	11,832,737
Gillette Co.	81,140	2,585,120

		36,467,757

Pharmaceuticals — 10.6%
Abbott Laboratories	1,084,138	47,441,879
Allergan, Inc.	299,700	23,106,870
AstraZeneca PLC, ADR (United Kingdom)(b)	417,800	17,033,706
Bristol-Myers Squibb Co.	81,140	2,202,951
Eli Lilly & Co.	89,015	6,139,365
Forest Laboratories, Inc.(a)	36,568	2,002,098
Johnson & Johnson	955,088	49,378,050
Merck & Co., Inc.	352,705	21,356,288
Mylan Laboratories, Inc.	194,150	6,750,595
Pfizer, Inc.(e)	2,759,766	94,246,009
Schering-Plough Corp.	712,000	13,243,200
Sepracor, Inc.(a)	950,900	17,144,727
Teva Pharmaceutical Industries, Ltd., ADR (Israel)	909,600	51,783,528

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Pharmaceuticals (cont’d.)
Watson Pharmaceuticals, Inc.(a)	15,801	$637,886
Wyeth	382,268	17,412,307

		369,879,459

Real Estate Investment Trust — 0.1%
iStar Financial, Inc.	78,100	2,850,650
Simon Property Group, Inc.	45,255	1,766,303

		4,616,953

Road & Rail — 0.3%
Burlington Northern Santa Fe Corp.	69,287	1,970,522
Canadian National Railway Co. (Canada)	146,500	7,070,090
Union Pacific Corp.	42,942	2,491,495

		11,532,107

Semiconductor Equipment & Products — 6.5%
Altera Corp.(a)(b)	1,133,200	18,584,480
Analog Devices, Inc.(a)	56,526	1,968,235
Applied Materials, Inc.(a)	1,384,628	21,960,200
ASML Holding NV (Netherlands)(a)	560,200	5,355,512
Axcelis Technologies, Inc.(a)	31,410	192,229
Broadcom Corp. (Class “A” Stock)(a)	20,025	498,823
Infineon Technologies AG, ADR (Germany)	483,900	4,640,601
Intel Corp.	3,557,735	73,943,964
KLA-Tencor Corp.(a)(b)	445,241	20,699,254
Linear Technology Corp.	22,276	717,510
LSI Logic Corp.(a)	262,500	1,858,500
Maxim Integrated Products, Inc.	51,339	1,755,281
Microchip Technology, Inc.	17,791	438,193
Micron Technology, Inc.(a)	40,097	466,328
Novellus Systems, Inc.(a)(b)	544,300	19,932,810
STMicroelectronics NV (Switzerland)	1,003,700	20,866,923
Texas Instruments, Inc.	1,794,102	31,576,195
Xilinx, Inc.(a)	54,787	1,386,659

		226,841,697

Software — 4.4%
Adobe Systems, Inc.	3,889	124,720
BMC Software, Inc.(a)	570,177	9,310,990
Electronic Arts, Inc.(a)	2,796	206,876
Intuit, Inc.(a)	52,503	2,337,959
Microsoft Corp.	3,697,869	94,702,425
Oracle Corp.(a)	1,171,846	14,085,589
PeopleSoft, Inc.(a)	15,961	280,754
SAP AG, ADR (Germany)(b)	606,100	17,710,242
Siebel Systems, Inc.(a)	81,336	775,945
Symantec Corp.(a)	2,858	125,352
Synopsys, Inc.(a)	1,077	66,613
VERITAS Software Corp.(a)	530,113	15,198,340

		154,925,805

Specialty Retail — 2.4%
AutoNation, Inc.(a)	28,560	448,963
Bed Bath & Beyond, Inc.(a)	18,031	699,783
Best Buy Co., Inc.(a)	526,147	23,108,376
CarMax, Inc.(a)	870,286	26,239,123
Home Depot, Inc.	781,112	25,870,429

SEE NOTES TO FINANCIAL STATEMENTS.

B4

EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Specialty Retail (cont’d.)
Lowe’s Cos., Inc.	98,990	$4,251,621
The Gap, Inc.	77,610	1,455,964

		82,074,259

Textiles & Apparel
NIKE, Inc. (Class “B” Stock)	22,570	1,207,269

Tobacco — 0.5%
Altria Group, Inc.	411,545	18,700,605

Wireless Telecommunication Services — 1.2%
AT&T Wireless Services, Inc.(a)	1,745,377	14,329,545
Nextel Communications, Inc. (Class “A” Stock)(a)	93,339	1,687,569
Sprint Corp. (PCS Group)(a)	94,569	543,772
Vodafone Group PLC, ADR (United Kingdom)	1,268,129	24,918,735

		41,479,621

TOTAL COMMON STOCKS (cost $3,433,917,016)		3,396,188,697

PREFERRED STOCK — 0.6%
Automobiles
Porsche AG (Germany) (cost $20,952,635)	48,663	20,620,507

TOTAL LONG-TERM INVESTMENTS (cost $3,454,869,651)		3,416,809,204

SHORT-TERM INVESTMENTS — 4.9%	Shares	Value (Note 2)
Mutual Fund — 3.9%
Prudential Core Investment Fund —Taxable Money Market Series (Note 4)(c)	138,051,525	$138,051,525

	Principal Amount (000)
Repurchase Agreement — 1.0%
State Street Bank & Trust Co., 0.50%, 7/1/03(d)	$34,688	34,687,944

OUTSTANDING OPTIONS PURCHASED(a)	Contracts
Put Option
AstraZeneca PLC, expiring 7/18/03 @ $40.00 (cost $49,725)	1,105	103,649

TOTAL SHORT-TERM INVESTMENTS (cost $172,789,194)		172,843,118

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN — 102.6% (cost $3,627,658,845; Note 6)		3,589,652,322

OUTSTANDING OPTIONS WRITTEN(a)
Call Option
AstraZeneca PLC, expiring 7/18/03 @ $50.00 (premium received $11,049)	1,105	(994)
TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN — 102.6% (cost $3,627,647,796)		3,589,651,328
VARIATION MARGIN ON OPEN FUTURES CONTRACTS(f)		470
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(91,379,080)

NET ASSETS — 100%		$3,498,272,718

The following abbreviations are used in portfolio descriptions:

ADR	American Depository Receipt

(a)	Non-income producing security.

(b)	Portion of securities on loan with an aggregate market value of $81,988,098; cash collateral $84,332,180 was received with which the portfolio purchased securities.

(c)	Represents security purchased with cash collateral received for securities on loan.

(d)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $34,688,426 due 7/1/03. The value of the collateral including accrued interest was $35,384,175.

(e)	Security segregated as collateral for futures contracts.

(f)	Open futures contracts as of June 30, 2003 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2003	Unrealized Depreciation
Long Positions:
78	S&P 500 Index	Sep. 03	$19,268,646	$18,979,350	$(289,296)

SEE NOTES TO FINANCIAL STATEMENTS.

B5

GLOBAL PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 96.1%		Value (Note 2)
COMMON STOCKS — 94.1%	Shares
Australia — 2.1%
Amcor, Ltd.	718,800	$3,914,353
BHP Billiton, Ltd.	739,167	4,283,040
Rio Tinto, Ltd.	207,046	4,055,966

		12,253,359

Bermuda — 1.6%
Accenture, Ltd. (Class “A” Stock)(a)	193,700	3,504,033
Weatherford International, Ltd.(a)	141,800	5,941,420

		9,445,453

Brazil — 0.5%
Unibanco — Uniao de Bancos Brasileiros SA, ADR	155,300	2,664,948

Finland — 1.0%
Nokia Oyj	338,100	5,567,605

France — 2.8%
TotalFinaElf SA	108,085	16,334,108

Republic of Germany — 3.2%
Deutsche Boerse AG	224,839	11,910,478
SAP AG, ADR	210,900	6,162,498

		18,072,976

Hong Kong — 2.9%
China Merchants Holdings International Co., Ltd.	4,458,367	4,002,048
China Oilfield Services, Ltd. (Class “H” Stock)	14,077,500	3,159,163
Cosco Pacific, Ltd.	9,210,000	9,625,552

		16,786,763

Israel — 1.1%
Teva Pharmaceutical Industries, Ltd., ADR	106,400	6,057,352

Italy — 2.9%
Eni SpA(b)	386,300	5,842,310
Riunione Adriatica di Sicurta SpA(b)	391,543	5,939,589
Tod’s SpA	155,722	4,842,534

		16,624,433

Japan — 6.7%
Canon, Inc.	175,000	8,030,398
Funai Electric Co., Ltd.	23,700	2,644,847
Lawson, Inc.	101,000	2,775,765
Mitsubishi Corp.	1,853,000	12,854,874
Nippon Telegraph & Telephone Corp.	1,411	5,534,716
Sohgo Security Services Co., Ltd.	224,100	2,700,584
Tokyo Gas Co., Ltd.	1,229,000	3,531,168

		38,072,352

Mexico — 2.8%
Grupo Financiero BBVA Bancomer, SA de CV(a)	6,368,900	5,394,991
Telefonos de Mexico, SA de CV (Class “L” Stock), ADR(b)	337,900	10,616,818

		16,011,809

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Netherlands — 0.9%
ING Groep NV	291,000	$5,055,988

South Korea — 1.8%
Samsung Electronics Co., Ltd.	35,200	10,461,281

Spain — 3.3%
Banco Popular Espanol SA	214,449	10,835,546
Telefonica SA(a)	685,182	7,954,835

		18,790,381

Switzerland — 0.8%
UBS AG	80,800	4,494,688

Taiwan — 1.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	6,511,000	10,723,115

United Kingdom — 14.4%
AstraZeneca PLC, ADR	138,100	5,630,337
Bunzl PLC	766,600	5,373,104
Exel PLC	1,076,302	11,047,083
GKN PLC	1,736,846	6,376,970
Hilton Group PLC	2,485,800	7,547,569
HSBC Holdings PLC	231,100	2,730,461
Reckitt Benckiser PLC	239,500	4,394,742
Royal Bank of Scotland Group PLC	498,605	13,987,131
Signet Group PLC	4,366,000	6,502,106
Tesco PLC	1,827,200	6,610,720
Vodafone Group PLC	6,352,154	12,421,168

		82,621,391

United States — 43.4%
Abbott Laboratories	96,800	4,235,968
Allergan, Inc.	98,600	7,602,060
American International Group, Inc.	61,500	3,393,570
Amgen, Inc.(a)	177,400	11,786,456
Analog Devices, Inc.(a)	80,800	2,813,456
Bank of New York Co., Inc.	265,500	7,633,125
Bed Bath & Beyond, Inc.(a)	223,700	8,681,797
BJ Services Co.(a)	247,400	9,242,864
Boise Cascade Corp.	132,400	3,164,360
Cisco Systems, Inc.(a)	385,600	6,435,664
Citigroup, Inc.	320,700	13,725,960
Clear Channel Communications, Inc.(a)	127,800	5,417,442
Colgate-Palmolive Co.(b)	47,800	2,770,010
Comcast Corp. (Special Class “A” Stock)(a)	140,800	4,059,264
Dell Computer Corp.(a)	146,300	4,675,748
First Data Corp.	164,600	6,821,024
Forest Laboratories, Inc.(a)	152,200	8,332,950
Gilead Sciences, Inc.(a)	128,900	7,164,262
Goldman Sachs Group, Inc.	123,500	10,343,125
InterActiveCorp(a)(b)	456,900	18,079,533
International Paper Co.	145,200	5,187,996
Kohl’s Corp.(a)	96,000	4,932,480
McKesson Corp.	161,200	5,761,288
MedImmune, Inc.(a)	82,400	2,996,888
Microsoft Corp.	379,400	9,716,434
Morgan Stanley	117,100	5,006,025
Omnicom Group, Inc.	117,500	8,424,750

SEE NOTES TO FINANCIAL STATEMENTS.

B6

GLOBAL PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
United States (Cont’d.)
Pfizer, Inc.	351,260	$11,995,529
Procter & Gamble Co.	43,200	3,852,576
Smith International, Inc.(a)(b)	256,300	9,416,462
Starbucks Corp.(a)	38,500	944,020
State Street Corp.(b)	115,100	4,534,940
Texas Instruments, Inc.	279,100	4,912,160
Univision Communications, Inc. (Class “A” Stock)(a)(b)	237,300	7,213,920
Viacom, Inc. (Class “B” Stock)(a)	64,100	2,798,606
Wal-Mart Stores, Inc.	160,000	8,587,200
Wendy’s International, Inc.	179,400	5,197,218

		247,857,130

TOTAL COMMON STOCKS (cost $519,031,326)		537,895,132

WARRANT(a) — 0.5%	Units
United Kingdom
Deutsche Bank 5 Year Equity (expiring 3/21/08) (cost $2,435,044)	369,500	2,639,240

PREFERRED STOCK — 1.5%	Shares
Germany
Porsche AG (cost $ 9,075,154)	20,883	8,848,983

TOTAL LONG-TERM INVESTMENTS (cost $530,541,524)		549,383,355

SHORT-TERM INVESTMENTS — 10.4%
Mutual Fund
Prudential Core Investment Fund —Taxable Money Market Series (cost $59,142,087; Note 4)(c)	59,142,087	59,142,087

OUTSTANDING OPTION PURCHASED(a)	Contracts
Put Option
AstraZeneca PLC, (expiring 7/18/03 @ $40.00) (cost $16,335)	363	34,049

TOTAL SHORT-TERM INVESTMENTS (cost $59,158,422)		59,176,136

TOTAL INVESTMENTS BEFORE OUTSTANDING OPTION WRITTEN — 106.5% (cost $589,699,946; Note 6)		608,559,491

OUTSTANDING OPTION WRITTEN(a)
Call Option
AstraZeneca PLC (expiring 7/18/03 @ $50.00) (premium received $3,630)	363	(326)

Value (Note 2)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTION WRITTEN — 106.5%	$608,559,165
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.5)%	(37,121,124)

TOTAL NET ASSETS — 100.0%	$571,438,041

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2003 were as follows:

Mutual Funds	10.4%
Pharmaceuticals	7.7%
Communications Equipment	5.8%
Capital Markets	5.5%
Commercial Banks	5.2%
Energy Equipment & Services	4.9%
Media	4.8%
Diversified Telecommunication Services	4.2%
Biotechnology	4.1%
Oil & Gas	3.9%
Diversified Financial Services	3.3%
Food & Staples Retailing	3.1%
Internet & Catalog Retail	3.1%
Software	2.8%
Specialty Retail	2.7%
Hotels, Restaurants & Leisure	2.3%
Trading Companies & Distributors	2.2%
Wireless Telecommunication Services	2.2%
Diversified Financials	2.0%
Air Freight & Logistics	1.9%
Household Products	1.9%
IT Services	1.8%
Transportation Infrastructure	1.7%
Paper & Forest Products	1.7%
Insurance	1.7%
Automobiles	1.5%
Metals & Mining	1.5%
Commercial Services & Supplies	1.4%
Office Electronics	1.4%
Semiconductors & Semiconductor Equipment	1.4%
Auto Components	1.1%
Banks	1.0%
Textiles & Apparel	0.9%
Multiline Retail	0.9%
Computers & Peripherals	0.8%
Health Care Providers & Services	0.7%
Industrial Conglomerates	0.7%
Containers & Packaging	0.7%
Gas Utilities	0.6%
Household Durables	0.5%
Airlines	0.5%

106.5%
Liabilities in excess of other assets	(6.5)%

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B7

GLOBAL PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

SEE NOTES TO FINANCIAL STATEMENTS.

The following abbreviations are used in portfolio descriptions:

ADR	American Depository Receipt

(a)	Non-income producing security.

(b)	Portion of securities on loan with an aggregate market value of $45,110,702; cash collateral of $46,367,350 was received with which the portfolio purchased securities.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

B8

JENNISON PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS — 98.0%	Shares	Value (Note 2)
Automobiles — 0.8%
Harley-Davidson, Inc.	332,800	$13,265,408

Beverages — 1.2%
Anheuser Busch Cos., Inc.	366,400	18,704,720

Biotechnology — 8.3%
Amgen, Inc.(a)	918,900	61,051,716
Genentech, Inc.(a)	443,700	31,999,644
Gilead Sciences, Inc.(a)	396,000	22,009,680
MedImmune, Inc.(a)	417,900	15,199,023

		130,260,063

Capital Markets — 3.8%
Goldman Sachs Group, Inc.	337,500	28,265,625
Merrill Lynch & Co., Inc.	664,100	31,000,188

		59,265,813

Commercial Banks — 0.9%
Bank One Corp.	375,600	13,964,808

Commercial Services & Supplies — 1.6%
First Data Corp.	442,200	18,324,768
Paychex, Inc.	220,900	6,474,579

		24,799,347

Communications Equipment — 4.8%
Cisco Systems, Inc.(a)	2,762,900	46,112,801
Nokia Oyj, ADR (Finland)	1,752,200	28,788,646

		74,901,447

Computers & Peripherals — 5.6%
Dell Computer Corp.(a)	1,129,300	36,092,428
Hewlett-Packard Co.	1,724,400	36,729,720
International Business Machines Corp. (IBM)	192,500	15,881,250

		88,703,398

Consumer Finance — 3.0%
American Express Co.	946,900	39,589,889
SLM Corp.	198,300	7,767,411

		47,357,300

Diversified Financials — 1.5%
Citigroup, Inc.	566,000	24,224,800

Electronic Equipment & Instruments — 0.6%
Agilent Technologies, Inc.(a)	466,000	9,110,300

Energy Equipment & Services — 3.4%
BJ Services Co.(a)	423,200	15,810,752
Schlumberger, Ltd.	792,500	37,699,225

		53,509,977

Food & Staples Retailing — 3.6%
Wal-Mart Stores, Inc.	817,000	43,848,390
Whole Foods Market, Inc.(a)	254,400	12,091,632

		55,940,022

Health Care Equipment & Supplies — 2.0%
Boston Scientific Corp.(a)	277,600	16,961,360
Medtronic, Inc.	318,700	15,288,039

		32,249,399

COMMON STOCKS
(Continued)	Shares	Value (Note 2)
Hotels Restaurants & Leisure — 2.8%
Marriott International, Inc. (Class “A” Stock)	407,600	$15,659,992
Starbucks Corp.(a)	1,149,100	28,175,932

		43,835,924

Household Products — 1.1%
Procter & Gamble Co. (The)	195,400	17,425,772

Industrial Conglomerates — 2.1%
3M Co.	252,100	32,515,858

Insurance — 3.3%
American International Group, Inc.	615,337	33,954,296
XL Capital, Ltd. (Class “A” Stock)	214,900	17,836,700

		51,790,996

Internet & Catalog Retail — 0.9%
eBay, Inc.(a)	135,400	14,105,972

Media — 6.8%
Clear Channel Communications, Inc.(a)	307,800	13,047,642
New York Times Co. (The) (Class “A” Stock)	246,900	11,233,950
Omnicom Group, Inc.	185,700	13,314,690
Univision Communications, Inc. (Class “A” Stock)(a)(b)	777,900	23,648,160
Viacom, Inc. (Class “B” Stock)(a)	1,026,719	44,826,551

		106,070,993

Multi-line Retail — 2.7%
Kohl’s Corp.(a)	826,600	42,470,708

Oil & Gas — 2.2%
Total Fina Elf SA (France)	223,950	33,843,951

Personal Products — 1.0%
Avon Products, Inc.	250,400	15,574,880

Pharmaceuticals — 10.1%
Abbott Laboratories	771,300	33,752,088
Allergan, Inc.	270,000	20,817,000
AstraZeneca PLC, ADR (United Kingdom)	323,100	13,172,787
Forest Laboratories, Inc.(a)	402,800	22,053,300
Johnson & Johnson	355,300	18,369,010
Pfizer, Inc.	764,091	26,093,708
Teva Pharmaceutical Industries Ltd., ADR (Israel)	434,100	24,713,313

		158,971,206

Semiconductor Equipment & Products — 11.6%
Analog Devices, Inc.(a)	323,700	11,271,234
Applied Materials, Inc.(a)	1,402,000	22,235,720
Intel Corp.	1,870,500	38,876,472
KLA-Tencor Corp.(a)(b)	479,400	22,287,306
Novellus Systems, Inc.(a)(b)	614,700	22,510,929
STMicroelectronics NV, NY Shares (Netherlands)	883,400	18,365,886
Texas Instruments, Inc.	1,486,400	26,160,640
Xilinx, Inc.(a)	836,800	21,179,408

		182,887,595

SEE NOTES TO FINANCIAL STATEMENTS.

B9

JENNISON PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Software — 5.5%
Microsoft Corp.	2,420,300	$61,983,883
SAP AG, ADR (Germany)	827,500	24,179,550

		86,163,433

Specialty Retail — 5.0%
Bed Bath & Beyond, Inc.(a)	823,400	31,956,154
CarMax, Inc.(a)	60,500	1,824,075
Lowe’s Cos., Inc.	323,200	13,881,440
Tiffany & Co.	928,200	30,333,576

		77,995,245

Wireless Telecommunication Services — 1.8%
Vodafone Group PLC, ADR (United Kingdom)(b)	1,467,300	28,832,445

TOTAL COMMON STOCKS (cost $1,504,188,025)		1,538,741,780

PREFERRED STOCK — 1.1%
Automobiles
Porsche AG (Germany)
(cost $19,087,179)	42,366	17,952,210

TOTAL LONG-TERM INVESTMENTS (cost $1,523,275,204)		1,556,693,990

SHORT-TERM INVESTMENTS — 3.1%	Shares	Value (Note 2)
Mutual Fund
Prudential Core Investment Fund —Taxable Money Market Series (cost $48,066,609; Note 4)(c)	48,066,609	$48,066,609

OUTSTANDING OPTION PURCHASED(a)	Contracts
Put Option
AstraZeneca PLC, expiring 7/18/03 @ $40.00 (cost $38,430)	854	80,105

TOTAL SHORT-TERM INVESTMENTS (cost $48,105,039)		48,146,714

TOTAL INVESTMENTS BEFORE OUTSTANDING OPTION WRITTEN — 102.2%
(cost $1,571,380,243; Note 6)		1,604,840,704

OUTSTANDING OPTION WRITTEN(a)
Call Option
AstraZeneca PLC, expiring 7/18/03 @ $50.00 (premium received $8,539)	854	(769)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTION WRITTEN — 102.2%		1,604,839,935
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(34,552,805)

NET ASSETS — 100%		$1,570,287,130

The following abbreviations are used in portfolio descriptions:

ADR	American Depository Receipt

(a)	Non-income producing security.

(b)	Portion of securities on loan with an aggregate market value of $38,166,072; cash collateral of $40,152,812 was received with which the portfolio purchased securities.

(c)	Represents security, or a portion thereof, purchased with cash collateral for securities on loan.

SEE NOTES TO FINANCIAL STATEMENTS.

B10

MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Bank Notes — 1.3%
American Express Centurion Bank(a)	1.08%	07/29/03	$17,000	$16,998,593

Certificates of Deposit-Canadian — 0.8%
Toronto Dominion	1.10%	11/06/03	10,000	10,000,000

Certificates of Deposit-Domestic — 0.2%
American Express Centurion Bank	0.96%	07/25/03	2,000	2,000,000

Certificates of Deposit-Eurodollar — 0.5%
Depfa Bank PLC	1.23%	09/08/03	6,000	6,000,000

Certificates of Deposit-Yankee — 15.1%
Bayerische Landesbank Girozentrale	1.28%	12/01/03	30,000	30,000,000
BNP Paribas SA	1.60%	11/21/03	30,000	30,000,000
BNP Paribas SA	1.33%	04/13/04	20,000	20,000,000
Danske Bank	1.32%	10/23/03	20,000	20,000,000
Dresdner Bank AG(a)	1.30%	07/03/03	15,000	15,000,000
Landesbank Hessen-Thuringren	1.10%	12/08/03	14,000	14,000,000
Natexis Banque, New York	1.00%	08/19/03	64,000	63,999,565

				192,999,565

Commercial Paper — 55.4%
Alliance & Leicester PLC	1.27%	07/09/03	2,035	2,034,426
Allianz Finance Corp.	1.28%	07/22/03	49,100	49,063,339
Amsterdam Funding Corp.	1.14%	07/11/03	17,893	17,887,334
Aventis	1.27%	07/25/03	15,000	14,987,300
Aventis	0.92%	09/22/03	8,250	8,232,501
BMW U.S. Capital Corp. LLC	0.95%	07/24/03	32,276	32,256,410
Citicorp	1.00%	07/14/03	14,000	13,994,944
Delaware Funding Corp.	1.00%	07/22/03	15,000	14,991,250
Den Norske Bank ASA	1.20%	09/12/03	10,000	9,975,667
Den Norske Bank ASA	1.28%	11/18/03	11,000	10,945,244
Edison Asset Securitization LLC	1.24%	08/07/03	53,000	52,932,454
Falcon Asset Securitization Corp.	1.00%	07/25/03	26,000	25,982,667
GE Financial Assurance Holdings, Inc.	1.00%	07/25/03	4,000	3,997,333
General Electric Capital Corp.	1.15%	09/04/03	1,500	1,496,885
Hamburgische Landesbank Girozentrale	1.28%	10/08/03	25,000	24,912,000
Hamburgische Landesbank Girozentrale	1.32%	10/17/03	13,692	13,637,780
HBOS Treasury Services PLC	1.20%	09/22/03	15,000	14,958,500
HSBC Bank USA, Inc.	1.14%	08/13/03	311	310,577
ING U.S. Funding LLC	1.02%	07/08/03	18,000	17,996,430
JP Morgan Chase & Co.	1.28%	07/21/03	30,000	29,978,667
Long Lane Master Trust IV	1.00%	07/21/03	3,121	3,119,266
Nationwide Building Society	1.15%	09/08/03	5,000	4,988,979
New Center Asset Trust	1.02%	08/15/03	15,000	14,980,875
New Center Asset Trust	1.27%	08/29/03	17,642	17,605,280
Nordeutsche Landesbank	1.00%	07/18/03	64,000	63,969,778
PB Finance Delaware	1.04%	07/11/03	24,000	23,993,066
PB Finance Delaware	1.24%	07/21/03	15,000	14,989,667
Santander Hispano Finance Delaware, Inc.	1.29%	08/18/03	20,000	19,965,733
Santander Hispano Finance Delaware, Inc.	1.03%	09/09/03	25,000	24,949,931
Sheffield Receivables Corp.	1.08%	07/15/03	9,592	9,587,971
Societe Generale North America	1.09%	11/06/03	15,000	14,941,867
Sony Global Treasury Services	1.23%	08/26/03	20,000	19,961,733
Spintab/Swedmortgage AB	1.24%	08/04/03	23,000	22,973,064
Stadshypotek Delaware	1.24%	07/21/03	5,000	4,996,556
Svenska Handelsbank, Inc.	1.27%	07/02/03	11,200	11,199,605
Swedbank, Inc.	1.20%	09/02/03	7,000	6,985,300
Total Fina Elf Capital Corp.	1.30%	07/01/03	49,154	49,154,000
Toyota Motor Credit	1.04%	07/17/03	17,117	17,109,088

				706,043,467

SEE NOTES TO FINANCIAL STATEMENTS.

B11

MONEY MARKET PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Other Corporate Obligations — 18.4%
American Express Credit Corp.(a)	1.35%	07/07/03	$8,000	$8,000,000
GE Capital Assurances Co. (cost $8,000,000; purchased 7/22/02)(a)(b)	1.14%	07/22/03	8,000	8,000,000
General Electric Capital Corp.(a)	1.32%	07/09/03	16,000	16,000,000
General Electric Capital Corp.(a)	1.17%	07/17/03	25,000	25,000,000
General Electric Capital Corp.(a)	1.36%	08/20/03	5,000	5,002,817
Goldman Sachs Group, Inc.(a)	1.27%	09/15/03	45,000	45,000,000
Merrill Lynch & Co., Inc.(a)	1.31%	07/11/03	28,000	28,000,000
Merrill Lynch & Co., Inc.(a)	1.43%	09/02/03	19,000	19,029,334
Metropolitan Life Insurance (cost $9,000,000; purchased 9/26/02)(a)(b)	1.39%	07/03/03	9,000	9,000,000
Metropolitan Life Insurance (cost $9,000,000; purchased 2/7/03)(a)(b)	1.37%	08/07/03	9,000	9,000,000
Morgan Stanley(a)	1.28%	07/15/03	25,000	25,000,000
Pacific Life Insurance (cost $3,000,000; purchased 9/9/02)(a)(b)	1.32%	09/11/03	3,000	3,000,000
Park Granada LLC	1.15%	07/24/03	28,000	27,979,428
Travelers Insurance Co. (cost $7,000,000; purchased 7/8/02)(a)(b)	1.36%	07/08/03	7,000	7,000,000

				235,011,579

U.S. Government Obligations — 8.3%
Federal Home Loan Bank	1.43%	03/08/04	15,000	15,000,000
Federal Home Loan Bank	1.40%	06/02/04	25,000	25,000,000
Federal Home Loan Bank	1.25%	07/02/04	15,000	15,000,000
Federal Home Loan Mortgage Corp.	0.90%	10/31/03	25,000	24,923,750
Federal Home Loan Mortgage Corp.	1.30%	04/22/04	15,000	14,840,283
Federal National Mortgage Association	5.63%	05/14/04	10,000	10,366,465

				105,130,498

TOTAL INVESTMENTS — 100.0% (amortized cost $1,274,183,702; Note 6)(c)				1,274,183,702

LIABILITIES IN EXCESS OF OTHER ASSETS				(414,884)

NET ASSETS — 100%				$1,273,768,818

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2003.

(b)	Indicates a restricted security and deemed illiquid. The aggregate cost and value of restricted securities is $36,000,000, and represents 2.83% of net assets.

(c)	Federal income tax basis is the same as for financial reporting purposes.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2003 was as follows:

Commercial Banks	40.3%
Asset Backed Securities	12.3
Security Brokers & Dealers	9.2
Federal Credit Agencies	8.2
Life Insurance	7.0
Mortgage Bankers	4.0
Petroleum Refining	3.9
Motor Vehicle Parts	3.9
Short Term Business Credit	3.7
Bank Holding Companies	3.5
Pharmaceuticals	1.8
Phono, Tape & Records	1.6
Finance Services	0.6

100.0
Liabilities in excess of other assets	(—)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B12

SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 100.0%		Value (Note 2)
MUTUAL FUNDS	Shares
Jennison Portfolio	154,657	$2,220,875
SP Alliance Large Cap Growth Portfolio	396,642	2,197,396
SP Davis Value Portfolio	529,648	4,470,226
SP Deutsche International Equity Portfolio	604,297	3,831,245
SP Jennison International Growth Portfolio	809,255	3,827,777
SP Prudential U.S. Emerging Growth Portfolio	780,876	4,505,657
SP Small/Mid Cap Value Portfolio	425,029	4,479,805

TOTAL INVESTMENTS — 100.0% (cost $24,669,582; Note 6)		25,532,981
LIABILITIES IN EXCESS OF OTHER ASSETS		(1,912)

NET ASSETS — 100.0%		$25,531,069

SEE NOTES TO FINANCIAL STATEMENTS.

B13

SP AIM AGGRESSIVE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 92.6%		Value (Note 2)
COMMON STOCKS	Shares
Aerospace & Defense — 1.2%
Alliant Techsystems, Inc.(a)	3,300	$171,303

Auto Parts & Equipment — 0.6%
Lear Corp.(a)	1,800	82,836

Banks and Savings & Loans — 0.4%
Southwest Bancorp of Texas, Inc.(a)	1,790	58,193

Chemicals — 0.7%
Valspar Corp. (The)	2,300	97,106

Commercial Services — 9.0%
CheckFree Corp.(a)	5,000	139,200
Cintas Corp.	1,870	66,273
Corporate Executive Board Co. (The)(a)	1,800	72,954
Fair Isaac Corp.	1,300	66,885
Fiserv, Inc.(a)	8,780	312,656
Iron Mountain, Inc.(a)	1,950	72,325
Jacobs Engineering Group, Inc.(a)	8,160	343,944
Paychex, Inc.	7,460	218,653

		1,292,890

Computer Services — 7.3%
Affiliated Computer Services, Inc. (Class “A” Stock)(a)	5,700	260,661
CACI International, Inc. (Class “A” Stock)(a)	2,200	75,460
DST Systems, Inc.(a)	5,000	190,000
National Instruments Corp.(a)	2,700	102,006
Reynolds & Reynolds Co. (The) (Class “A” Stock)	2,500	71,400
SunGuard Data Systems, Inc.(a)	13,340	345,639

		1,045,166

Distribution/Wholesale — 4.0%
CDW Corp.(a)	6,650	304,570
Fastenal Co.	7,760	263,374

		567,944

Drugs & Medical Supplies — 13.6%
AmerisourceBergen Corp.	5,230	362,700
Biomet, Inc.	2,300	65,918
Cooper Cos., Inc.	2,500	86,925
Fisher Scientific International, Inc.(a)	8,300	289,670
Medicis Pharmaceutical Corp.	5,020	284,634
Omnicare, Inc.	6,500	219,635
Patterson Dental Co.(a)	1,660	75,331
ResMed, Inc.(a)	5,000	196,000
St. Jude Medical, Inc.(a)	1,300	74,750
Varian Medical Systems, Inc.(a)	1,660	95,566
Zimmer Holdings, Inc.(a)	4,500	202,725

		1,953,854

Education — 0.5%
Apollo Group, Inc. (Class “A” Stock)(a)	1,205	74,421

Electronics — 3.8%
Gentex Corp.(a)	6,470	198,047
L-3 Communications Holdings, Inc.(a)	3,200	139,168
Microchip Technology, Inc.	8,155	200,857

		538,072

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Financial Services — 7.0%
Chicago Mercantile Exchange	300	$18,165
Doral Financial Corp.	2,890	129,039
H&R Block, Inc.	3,200	138,400
Investors Financial Services Corp.	6,660	193,207
Legg Mason, Inc.	4,270	277,336
Lehman Brothers Holdings, Inc.	3,600	239,328

		995,475

Hospitals/Healthcare Management — 10.1%
Aetna, Inc.	1,900	114,380
Caremark Rx, Inc.(a)	11,400	292,752
Community Health Care Systems, Inc.(a)	10,630	205,053
Express Scripts, Inc.(a)	4,170	284,894
First Health Group Corp.(a)	5,310	146,556
Health Management Associates, Inc.	16,660	307,377
Lincare Holdings, Inc.(a)	3,130	98,626

		1,449,638

Human Resources — 2.0%
Robert Half International, Inc.(a)	15,000	284,100

Insurance — 2.1%
Brown & Brown, Inc.	4,830	156,975
HCC Insurance Holdings, Inc.	4,870	144,006

		300,981

Internet Content — 1.8%
Avocent Corp.(a)	3,300	98,769
eBay, Inc.(a)	700	72,926
Symantec Corp.(a)	2,000	87,720

		259,415

Machinery — 0.3%
AGCO Corp.(a)	2,700	46,116

Manufacturing — 2.4%
Danaher Corp.	4,950	336,848

Media — 1.0%
Hispanic Broadcasting Corp.(a)	3,350	85,258
Westwood One, Inc.(a)	1,800	61,074

		146,332

Oil & Gas Exploration & Production — 2.8%
ENSCO International, Inc.	5,700	153,330
Nabors Industries Ltd.(a)	3,200	126,560
Newfield Exploration Co.(a)	3,290	123,540

		403,430

Oil & Gas Services — 4.9%
National-Oilwell, Inc.(a)	6,520	143,440
Patterson-UTI Energy, Inc.(a)	5,860	189,864
Pride International, Inc.(a)	6,640	124,965
Smith International, Inc.(a)	3,200	117,568
Varco International, Inc.(a)	6,470	126,812

		702,649

Restaurants — 2.5%
Brinker International, Inc.(a)	2,300	82,846
CBRL Group, Inc.	1,900	73,834
Cheesecake Factory, Inc. (The)(a)	1,970	70,703
Sonic Corp.(a)	2,690	68,407

SEE NOTES TO FINANCIAL STATEMENTS.

B14

SP AIM AGGRESSIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Restaurants — 2.5%
Starbucks Corp.(a)	2,370	$58,112

		353,902

Retail — 8.4%
Bed Bath & Beyond, Inc.(a)	4,390	170,376
Best Buy Co., Inc.(a)	3,900	171,288
Dollar Tree Stores, Inc.(a)	2,600	82,498
Kohl’s Corp.(a)	1,290	66,280
Pacific Sunwear of California, Inc.(a)	6,000	144,540
Regis Corp.	4,900	142,345
Staples, Inc.(a)	6,700	122,945
TJX Cos., Inc.	3,600	67,824
Williams-Sonoma, Inc.(a)	7,780	227,176

		1,195,272

Semiconductors & Semiconductor Equipment — 1.4%
Lam Research Corp.(a)	30	546
Linear Technology Corp.	4,600	148,166
Marvell Technology Group, Ltd.(a)	1,700	58,429

		207,141

Software — 0.6%
Cognos, Inc.(a)	3,300	89,100

Telecommunications — 2.5%
UTStarcom, Inc.(a)	9,970	354,633

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Trucking & Shipping — 1.7%
C.H. Robinson Worldwide, Inc.	3,200	$113,792
Expeditors International of Washington, Inc.	3,840	133,018

		246,810

TOTAL LONG-TERM INVESTMENTS (cost $12,106,778)		13,253,627

SHORT-TERM INVESTMENT — 8.4%	Principal Amount (000)
Repurchase Agreement
State Street Bank & Trust Co. Repurchase Agreement, 1.15%, 7/1/03(b) (cost $1,205,933)	$1,206	1,205,933

TOTAL INVESTMENTS — 101.0% (cost $13,312,711; Note 6)		14,459,560
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(142,580)

NET ASSETS — 100%		$14,316,980

(a)	Non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, Repurchase price $1,205,972 due 7/1/03. The value of the collateral including accrued interest was $1,234,127.

SEE NOTES TO FINANCIAL STATEMENTS.

B15

SP AIM CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 88.2%		Value (Note 2)
COMMON STOCKS	Shares
Advertising — 1.0%
Omnicom Group, Inc.	2,400	$172,080

Aerospace — 3.8%
Lockheed Martin Corp.	2,600	123,682
Northrop Grumman Corp.	3,000	258,870
Raytheon Co.	9,100	298,844

		681,396

Apparel — 1.4%
NIKE, Inc. (Class “B” Stock)	4,800	256,752

Banks and Savings & Loans — 1.3%
Bank of America Corp.	2,800	221,284

Building & Construction — 1.8%
American Standard Cos., Inc.(a)	2,400	177,432
Masco Corp.	6,300	150,255

		327,687

Chemicals — 0.8%
Dow Chemical Co.	4,600	142,416

Commercial Services — 1.4%
Automatic Data Processing, Inc.	7,200	243,792

Computers — 2.6%
Dell Computer Corp.(a)	3,900	124,644
Hewlett-Packard Co.	5,300	112,890
International Business Machines Corp. (IBM)	2,700	222,750

		460,284

Computer Software & Services — 5.6%
Cisco Systems, Inc.(a)	6,400	106,816
Computer Associates International, Inc.	18,000	401,040
Microsoft Corp.	9,700	248,417
Oracle Corp.(a)	10,700	128,614
SAP AG, ADR (Germany)	3,800	111,036

		995,923

Cosmetics & Soaps — 2.1%
Gillette Co.	5,900	187,974
Kimberly-Clark Corp.	3,600	187,704

		375,678

Diversified Manufacturing Operations — 2.5%
Illinois Tool Works, Inc.	3,600	237,060
Tyco International, Ltd. (Bermuda)	10,800	204,984

		442,044

Drugs & Medical Supplies — 11.0%
Abbott Laboratories	4,200	183,792
Alcon, Inc.	6,100	278,770
Bristol-Myers Squibb Co.	7,700	209,055
Johnson & Johnson	2,200	113,740
Merck & Co., Inc.	3,000	181,650
Pfizer, Inc.	11,500	392,725
Teva Pharmaceutical Industries, Ltd., ADR (Israel)	5,000	284,650
Wyeth	6,700	305,185

		1,949,567

Electronics — 3.2%
Emerson Electric Co.	4,700	240,170

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Electronics (cont’d.)
Intel Corp.	16,200	$336,701

		576,871

Financial Services — 4.8%
Citigroup, Inc.	8,200	350,960
Morgan Stanley	4,400	188,100
Washington Mutual, Inc.	7,600	313,880

		852,940

Food & Beverage — 12.5%
Campbell Soup Co.	10,800	264,600
Coca-Cola Co.	4,100	190,281
ConAgra Foods, Inc.	7,100	167,560
General Mills, Inc.	8,500	402,985
Kellogg Co.	10,300	354,011
Kraft Foods, Inc. (Class “A” Stock)	7,500	244,125
Kroger Co.(a)	17,200	286,896
Sara Lee Corp.	16,400	308,484

		2,218,942

Household Products — 0.8%
Newell Rubbermaid, Inc.	4,800	134,400

Insurance — 4.0%
ACE, Ltd. (Cayman Islands)	5,400	185,166
Principal Financial Group, Inc.	6,500	209,625
Travelers Property Casualty Corp. (Class “A” Stock)	4,698	74,698
Travelers Property Casualty Corp. (Class “B” Stock)	5,708	90,015
XL Capital, Ltd. (Class “A” Stock)	1,800	149,400

		708,904

Leisure — 1.2%
Carnival Corp.	6,500	211,315

Machinery — 1.5%
Dover Corp.	9,000	269,640

Media — 1.0%
The New York Times Co. (Class “A” Stock)	4,000	182,000

Oil & Gas Services — 7.9%
Baker Hughes, Inc.	6,400	214,848
BP PLC, ADR (United Kingdom)	4,200	176,484
ChevronTexaco Corp.	2,900	209,380
ConocoPhillips	3,300	180,840
Exxon Mobil Corp.	6,800	244,188
GlobalSantaFe Corp.	8,000	186,720
Occidental Petroleum Corp.	5,700	191,235

		1,403,695

Railroads — 1.7%
Norfolk Southern Corp.	7,100	136,320
Union Pacific Corp.	2,800	162,456

		298,776

Restaurants — 1.6%
McDonald’s Corp.	12,800	282,368

Retail — 5.9%
Best Buy Co., Inc.(a)	4,300	188,856

SEE NOTES TO FINANCIAL STATEMENTS.

B16

SP AIM CORE EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Retail — 5.9%
Home Depot, Inc.	7,700	$255,024
Safeway, Inc.(a)	9,100	186,186
The Limited, Inc.	18,000	279,000
Wal-Mart Stores, Inc.	2,700	144,909

		1,053,975

Semiconductors — 3.8%
Analog Devices, Inc.(a)	4,500	156,690
KLA-Tencor Corp.(a)	3,800	176,662
Taiwan Semiconductor Manufacturing Co., Ltd., ADR (Taiwan)(a)	12,000	120,960
Xilinx, Inc.(a)	8,900	225,259

		679,571

Telecommunications — 0.6%
AT&T Corp.	5,300	102,025

Utility – Electric — 1.4%
FPL Group, Inc.	2,300	153,755
TXU Corp.	4,500	101,025

		254,780

Waste Management — 1.0%
Waste Management, Inc.	7,600	183,084

TOTAL LONG-TERM INVESTMENTS (cost $15,436,291)		15,682,189

SHORT-TERM INVESTMENT — 11.2%	Principal Amount (000)	Value (Note 2)
Repurchase Agreement
State Street Bank & Trust Co. Repurchase Agreement, 1.15%, 7/1/03(b) (cost $1,993,870)	$1,994	$1,993,870
TOTAL INVESTMENTS — 99.4% (cost $17,430,161; Note 6)		17,676,059
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		110,596

NET ASSETS — 100%		$17,786,655

The following abbreviations are used in portfolio descriptions:

ADR	American Depository Receipt

(a)	Non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $1,993,934 due 7/1/03. The value of the collateral including accrued interest was $2,038,128.

SEE NOTES TO FINANCIAL STATEMENTS.

B17

SP ALLIANCE LARGE CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 98.1%		Value (Note 2)
COMMON STOCKS	Shares
Aerospace & Defense — 1.0%
Lockheed Martin Corp.	16,900	$803,933

Commercial Services — 1.9%
First Data Corp.	38,920	1,612,845

Computers — 2.6%
Dell Computer Corp.(a)	69,400	2,218,024

Computer Software & Services — 10.2%
Cisco Systems, Inc.(a)	132,400	2,209,756
Microsoft Corp.	197,900	5,068,219
Oracle Corp.(a)	30,000	360,600
VERITAS Software Corp.(a)	36,400	1,043,588

		8,682,163

Cosmetics & Soaps — 4.4%
Avon Products, Inc.	21,100	1,312,420
Colgate-Palmolive Co.	22,800	1,321,260
Procter & Gamble Co.	12,300	1,096,914

		3,730,594

Diversified Operations — 3.6%
General Electric Co.	107,300	3,077,364

Drugs & Medical Supplies — 17.8%
Amgen, Inc.(a)	44,400	2,949,936
Boston Scientific Corp.(a)	12,100	739,310
Johnson & Johnson	55,400	2,864,180
Medtronic, Inc.	61,800	2,964,546
Pfizer, Inc.	147,100	5,023,465
St. Jude Medical, Inc.(a)	2,700	155,250
Wyeth	9,700	441,835

		15,138,522

Electronics — 5.8%
Applied Materials, Inc.(a)	40,200	637,572
Intel Corp.	129,200	2,685,293
Maxim Integrated Products, Inc.	26,400	902,616
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)(a)	44,200	445,536
Texas Instruments, Inc.	12,500	220,000

		4,891,017

Financial Services — 14.4%
Charles Schwab Corp.	25,900	261,331
Citigroup, Inc.	92,300	3,950,440
Fannie Mae	24,000	1,618,560
J. P. Morgan Chase & Co.	30,900	1,056,162
Lehman Brothers Holdings, Inc.	11,800	784,464
MBNA Corp.	156,900	3,269,796
Merrill Lynch & Co., Inc.	18,200	849,576
Morgan Stanley	10,500	448,875

		12,239,204

Food & Beverage — 1.2%
Anheuser-Busch Cos., Inc.	19,000	969,950
Wm. Wrigley Jr. Co.	1,250	70,288

		1,040,238

Health Care Services — 3.0%
Health Management Associates, Inc. (Class “A” Stock)	7,400	136,530
UnitedHealth Group, Inc.	48,200	2,422,050

		2,558,580

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Insurance — 7.1%
ACE, Ltd.	36,300	$1,244,727
American International Group, Inc.	67,000	3,697,060
Progressive Corp.	15,100	1,103,810

		6,045,597

Internet — 1.1%
eBay, Inc.(a)	1,900	197,942
Symantec Corp.(a)	16,800	736,848

		934,790

Media — 6.1%
Clear Channel Communications, Inc.(a)	21,500	911,385
E.W. Scripps Co. (Class “A” Stock)	9,600	851,712
Viacom, Inc. (Class “B” Stock)(a)	78,700	3,436,042

		5,199,139

Motorcycles — 0.5%
Harley-Davidson, Inc.	10,600	422,516

Retail — 10.9%
Home Depot, Inc.	17,900	592,848
Kohl’s Corp.(a)	57,850	2,972,333
Lowe’s Cos., Inc.	14,100	605,595
Target Corp.	15,300	578,952
Wal-Mart Stores, Inc.	64,200	3,445,614
Walgreen Co.	35,300	1,062,530

		9,257,872

Telecommunications — 6.5%
Comcast Corp. (Special Class “A” Stock)(a)	80,600	2,323,698
Nokia Oyj, ADR (Finland)	161,180	2,648,187
Vodafone Group PLC, ADR (United Kingdom)	27,100	532,515

		5,504,400

TOTAL LONG-TERM INVESTMENTS (cost $82,692,709)		83,356,798

SHORT-TERM INVESTMENT — 4.2%	Principal Amount (000)
Repurchase Agreement
State Street Bank & Trust Co. Repurchase Agreement, 0.5%, 7/1/03(b) (cost $3,616,302)	$3,616	3,616,302

TOTAL INVESTMENTS — 102.3% (cost $86,309,011; Note 6)		86,973,100
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(1,987,409)

NET ASSETS — 100%		$84,985,691

The following abbreviations are used in portfolio descriptions:

ADR	American Depository Receipt

(a)	Non-Income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $3,616,352 due 7/1/03. The value of the collateral including accrued interest was $3,689,583.

SEE NOTES TO FINANCIAL STATEMENTS.

B18

SP ALLIANCE TECHNOLOGY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 96.9%		Value (Note 2)
COMMON STOCKS — 95.1%	Shares
Broadcast & Cable — 5.7%
Comcast Corp. (Class “A” Stock)(a)	3,874	$116,917
Comcast Corp. (Special Class “A” Stock)(a)	2,750	79,283
EchoStar Communications Corp. (Class “A” Stock)(a)	2,600	90,012
Viacom, Inc. (Class “B” Stock)(a)	6,050	264,143

		550,355

Communications Equipment — 10.4%
Alcatel SA (France)(a)	16,000	144,233
Cisco Systems, Inc.(a)	19,800	330,462
Juniper Networks, Inc.(a)	19,900	246,163
Nokia Oyj, ADR (Finland)	11,250	184,837
QUALCOMM, Inc.(a)	2,950	105,463

		1,011,158

Computer Hardware — 9.4%
Avocent Corp.(a)	6,450	193,048
Dell Computer Corp.(a)	16,700	533,732
Lexmark International, Inc.(a)	1,100	77,847
Seagate Technology	6,400	112,960

		917,587

Computer Services — 10.4%
Affiliated Computer Services, Inc. (Class “A” Stock)(a)	2,350	107,466
Computer Sciences Corp.(a)	5,675	216,331
DST Systems, Inc.(a)	2,000	76,000
Exult, Inc.(a)	7,200	61,704
First Data Corp.	10,050	416,472
Fiserv, Inc.(a)	3,130	111,459
Hewitt Associates, Inc. (Class “A” Stock)(a)	1,150	27,083

		1,016,515

Contract Manufacturing — 4.7%
Celestica, Inc. (Canada)(a)	4,400	69,344
Flextronics International Ltd. (Singapore)(a)	18,500	192,215
Sanmina Corp.(a)	31,600	199,396

		460,955

Internet Content — 7.0%
eBay, Inc.(a)	3,650	380,257
InterActiveCorp.(a)	5,150	203,785
Yahoo!, Inc.(a)	3,000	98,280

		682,322

Semiconductor Components — 18.8%
Agere Systems, Inc. (Class “A” Stock)(a)	16,100	37,513
Altera Corp.(a)	10,150	166,460
Intel Corp.	20,050	416,719
Intersil Corp. (Class “A” Stock)(a)	3,800	101,118
Linear Technology Corp.	5,200	167,492
Marvell Technology Group Ltd. (Bermuda)(a)	7,300	250,901
Maxim Integrated Products, Inc.	2,600	88,894
National Semiconductor Corp.(a)	300	5,916
Samsung Electronics Co., Ltd., GDR (South Korea)	1,689	251,239

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Semiconductor Components (cont’d.)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR (Taiwan)(a)	20,110	$202,709
Texas Instruments, Inc.	8,100	142,560

		1,831,521

Semiconductor Equipment — 4.0%
Applied Materials, Inc.(a)	12,300	195,078
KLA-Tencor Corp.(a)	2,750	127,847
Teradyne, Inc.(a)	4,000	69,240

		392,165

Software — 22.8%
BEA Systems, Inc.(a)	9,150	99,369
Cognos, Inc.(a)	4,500	121,500
Electronic Arts, Inc.(a)	3,675	271,913
Intuit, Inc.(a)	3,600	160,308
Macrovision Corp.(a)	5,350	106,572
Mercury Interactive Corp.(a)	3,150	121,622
Microsoft Corp.	21,700	555,737
Oracle Corp.(a)	20,100	241,602
SAP AG, ADR (Germany)	6,900	201,618
Symantec Corp.(a)	2,600	114,036
VERITAS Software Corp.(a)	8,000	229,360

		2,223,637

Telecommunications — Wireless — 1.9%
Vodafone Group PLC, ADR (United Kingdom)	9,650	189,622

TOTAL COMMON STOCKS (cost $8,586,398)		9,275,837

EQUITY CERTIFICATES(a) — 1.8%	Units
Asustek Deutsche Bank Axess, expiring 4/18/05	34,000	88,536
Hon Hai Salomon Smith Barney, expiring 1/15/04	23,900	86,279

TOTAL EQUITY CERTIFICATES (cost $155,115)		174,815

SEE NOTES TO FINANCIAL STATEMENTS.

B19

SP ALLIANCE TECHNOLOGY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

SHORT-TERM INVESTMENT — 4.7%	Principal Amount (000)	Value (Note 2)
Repurchase Agreement
State Street Bank & Trust Co. Repurchase Agreement, 0.50%, 7/1/03(b) (cost $463,249)	$463	$463,249

TOTAL INVESTMENTS — 101.6% (cost $9,204,762; Note 6)		9,913,901
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(155,941)

NET ASSETS — 100%		$9,757,960

The following abbreviations are used in portfolio descriptions:

ADR	American Depository Receipt

GDR Global	Depositary Receipt

(a)	Non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $463,255 due 7/1/03. The value of the collateral including accrued interest was $474,881.

SEE NOTES TO FINANCIAL STATEMENTS.

B20

SP BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 100.0%		Value (Note 2)
MUTUAL FUNDS	Shares
Jennison Portfolio	1,492,609	$21,433,860
SP Alliance Large Cap Growth Portfolio	3,845,326	21,303,108
SP Davis Value Portfolio	5,081,258	42,885,819
SP Deutsche International Equity Portfolio	1,901,387	12,054,792
SP Jennison International Growth Portfolio	2,569,418	12,153,349
SP PIMCO High Yield Portfolio	2,409,466	24,480,179
SP PIMCO Total Return Portfolio	6,344,005	73,400,140
SP Prudential U.S. Emerging Growth Portfolio	3,231,341	18,644,838
SP Small/Mid Cap Value Portfolio	1,765,930	18,612,898

TOTAL INVESTMENTS — 100.0% (cost $238,513,404; Note 6)		244,968,983
LIABILITIES IN EXCESS OF OTHER ASSETS		(10,743)

NET ASSETS — 100.0%		$244,958,240

SEE NOTES TO FINANCIAL STATEMENTS.

B21

SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 100.0%		Value (Note 2)
MUTUAL FUNDS	Shares
Jennison Portfolio	984,526	$14,137,787
SP Alliance Large Cap Growth Portfolio	2,524,417	13,985,268
SP Davis Value Portfolio	3,372,106	28,460,573
SP PIMCO High Yield Portfolio	1,857,444	18,871,627
SP PIMCO Total Return Portfolio	8,818,330	102,028,078
SP Prudential U.S. Emerging Growth Portfolio	828,730	4,781,774
SP Small/Mid Cap Value Portfolio	451,038	4,753,938

TOTAL INVESTMENTS — 100.0% (cost $180,127,481; Note 6)		187,019,045
LIABILITIES IN EXCESS OF OTHER ASSETS		(8,573)

NET ASSETS — 100.0%		$187,010,472

SEE NOTES TO FINANCIAL STATEMENTS.

B22

SP DAVIS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 91.8%		Value (Note 2)
COMMON STOCKS	Shares
Banks — 7.5%
Golden West Financial Corp.	91,900	$7,352,919
HSBC Holdings PLC (United Kingdom)	665,540	7,863,398
Lloyds TSB Group PLC, ADR (United Kingdom)	79,700	2,312,097

		17,528,414

Business Services — 1.1%
Dun & Bradstreet Corp.(a)	60,300	2,478,330

Construction & Housing — 1.4%
Martin Marietta Materials, Inc.	46,900	1,576,309
Vulcan Materials Co.	47,200	1,749,704

		3,326,013

Containers & Packaging — 3.8%
Sealed Air Corp.(a)	188,300	8,974,378

Diversified Consumer Products — 1.2%
Lexmark International, Inc.(a)	39,400	2,788,338

Diversified Manufacturing — 4.5%
Dover Corp.	81,400	2,438,744
Tyco International, Ltd.	430,452	8,169,979

		10,608,723

Drugs & Medical Supplies — 3.4%
Eli Lilly & Co.	58,800	4,055,436
Merck & Co., Inc.	21,500	1,301,825
Pfizer, Inc.	79,420	2,712,193

		8,069,454

Electronics — 1.1%
Agere Systems, Inc.(a)	295,200	687,816
RadioShack Corp.	67,900	1,786,449

		2,474,265

Financial Services — 17.1%
American Express Co.	443,600	18,546,916
Bank One Corp.	222,800	8,283,704
Moody’s Corp.	57,500	3,030,825
Providian Financial Corp.(a)	25,000	231,500
State Street Corp.	16,000	630,400
Wells Fargo & Co.	187,000	9,424,800

		40,148,145

Foods — 3.3%
Diageo PLC, ADR (United Kingdom)	86,300	3,776,488
Hershey Foods Corp.	33,100	2,305,746
Kraft Foods, Inc. (Class “A” Stock)	50,400	1,640,520

		7,722,754

Insurance — 18.8%
American International Group, Inc.	238,100	13,138,358
Aon Corp.	107,000	2,576,560
Berkshire Hathaway, Inc. (Class “A” Stock)(a)	136	9,860,000
Chubb Corp.	15,100	906,000
Loews Corp.	92,500	4,374,325
Markel Corp.(a)	1,300	332,800
Principal Financial Group, Inc.	33,300	1,073,925
Progressive Corp.	100,800	7,368,480

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Insurance (cont’d.)
Sun Life Financial Services of Canada(a)	20,300	$421,631
Transatlantic Holdings, Inc.	55,100	3,810,165
Travelers Property Casualty Corp. (Class “A” Stock)	6,359	101,108
Travelers Property Casualty Corp. (Class “B” Stock)	13,066	206,051

		44,169,403

Investment Firms — 5.4%
Citigroup, Inc.	204,900	8,769,720
Janus Capital Group, Inc.	38,800	636,320
Morgan Stanley	75,700	3,236,175

		12,642,215

Media — 1.1%
Gannett Co., Inc.	24,300	1,866,483
WPP Group ADR (United Kingdom)	20,800	833,456

		2,699,939

Oil & Gas — 5.7%
ConocoPhillips	102,420	5,612,616
Devon Energy Corp.	93,900	5,014,260
EOG Resources, Inc.	66,300	2,773,992

		13,400,868

Real Estate — 0.8%
Marriott International, Inc.	49,600	1,905,632

Real Estate Investment Trust — 1.9%
Avalonbay Communities, Inc.	3,600	153,504
CenterPoint Properties Corp.	71,600	4,385,500

		4,539,004

Retail — 4.6%
Costco Wholesale Corp.(a)	239,400	8,762,040
Safeway, Inc.(a)	104,600	2,140,116

		10,902,156

Semiconductors & Semiconductor
Equipment — 0.4%
Applied Materials, Inc.(a)	55,000	872,300

Software — 1.0%
Microsoft Corp.	94,500	2,420,145

Technology — 0.5%
BMC Software, Inc.(a)	66,800	1,090,844

Tobacco — 6.1%
Altria Group, Inc.	313,700	14,254,528

Transportation/Shipping — 1.1%
United Parcel Service, Inc. (Class “B” Stock)	39,100	2,490,670

TOTAL LONG-TERM INVESTMENTS (cost $211,132,393)		215,506,518

SEE NOTES TO FINANCIAL STATEMENTS.

B23

SP DAVIS VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Principal Amount (000)
SHORT-TERM INVESTMENT — 8.2%
Repurchase Agreement State Street Bank & Trust Co. Repurchase Agreement, 1.12%, 7/1/03(b) (cost $19,149,000)	$19,149	$19,149,000

TOTAL INVESTMENTS — 100.0% (cost $230,281,393)		234,655,518

OTHER ASSETS IN EXCESS OF LIABILITIES		20,769

NET ASSETS — 100%		$234,676,287

The following abbreviations are used in portfolio descriptions:

ADR	American Depository Receipt

(a)	Non-Income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $19,149,596 due 7/1/03. The value of the collateral including accrued interest was $19,725,062.

SEE NOTES TO FINANCIAL STATEMENTS.

B24

SP DEUTSCHE INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 94.1%		Value (Note 2)
COMMON STOCKS — 92.1%	Shares
Australia — 2.3%
Australia & New Zealand Banking Group, Ltd.	42,839	$534,665
Telstra Corp., Ltd.	209,792	619,067
Westpac Banking Corp.	34,579	376,844

		1,530,576

Belgium — 0.6%
Dexia	31,055	392,639

Brazil — 0.3%
Companhia Vale do Rio Doce (ADR)	7,800	231,348

Canada — 1.1%
Bank of Nova Scotia	7,300	322,893
Royal Bank of Canada	5,100	215,373
Sun Life Financial, Inc.	11,500	236,813

		775,079

Finland — 2.8%
Nokia Oyj (ADR)	95,176	1,567,295
Stora Enso Oyj (Series “R” Shares)	30,900	345,259

		1,912,554

France — 12.1%
Autoroutes du Sud de la France SA	16,840	492,157
Aventis SA	13,539	744,881
BNP Paribas SA	20,769	1,055,366
Compagnie de Saint-Gobain	13,934	548,358
Compagnie Generale des Etablissements Michelin (Series “B” Shares)	1,820	70,998
Dassault Systemes SA	3,757	123,390
France Telecom SA(a)	23,556	577,799
Groupe Danone SA	3,371	466,466
Lafarge SA	225	13,177
Orange SA(a)	35,302	313,367
Sanofi-Synthelabo SA	4,403	257,865
Schneider Electric SA	22,700	1,067,205
TotalFinaElf SA	16,291	2,461,942

		8,192,971

Republic of Germany — 7.5%
Allianz AG	3,900	324,158
BASF AG	12,031	513,947
Bayerische Motoren Werke (BMW) AG	8,846	340,303
DaimlerChrysler AG	10,200	356,080
Deutsche Telekom AG(a)	68,053	1,038,595
E.On AG	22,615	1,162,674
SAP AG	1,411	166,407
Schering AG	7,780	380,417
Siemens AG	15,967	783,301

		5,065,882

Hong Kong — 0.7%
CNOOC Ltd.	111,000	162,269
Hutchison Whampoa, Ltd.	49,000	298,468

		460,737

Hungary — 0.3%
OTP Bank Rt.	21,800	210,723

Ireland — 0.4%
Bank of Ireland	24,204	292,122

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Italy — 3.0%
Assicurazioni Generali SpA	11,591	$268,606
Autostrade — Concessioni e Costruzioni Autostrade SpA	21,580	301,342
ENI SpA	60,997	922,504
UniCredito Italiano SpA	121,075	577,001

		2,069,453

Japan — 16.7%
Bridgestone Corp.	57,000	773,766
Canon, Inc.	24,000	1,101,312
Dai Nippon Printing Co., Ltd.	35,000	370,185
Daikin Industries, Ltd.	17,000	312,180
DDI Corp.	76	294,316
Fuji Photo Film Co., Ltd.	29,000	838,059
Fujisawa Pharmaceutical Co., Ltd.	21,000	393,504
Honda Motor Co., Ltd.	6,900	261,461
Kao Corp.	18,000	335,041
Mitsubishi Corp.	167,000	1,158,534
Mitsui & Co., Ltd.	73,000	365,988
Mitsui Fudosan Co., Ltd.	59,000	376,873
Mitsui O.S.K. Lines, Ltd.	120,000	364,772
Nippon Telegraph and Telephone Corp.	79	309,882
Nissan Motor Co., Ltd.	70,200	671,160
Nomura Holdings, Inc.	72,000	913,829
NTT DoCoMo, Inc.	202	437,393
Sony Corp.	9,000	253,342
Takeda Chemical Industries, Ltd.	13,200	486,996
Tokyo Gas Co., Ltd.	111,000	318,926
Toyota Motor Corp.	40,100	1,038,609

		11,376,128

Korea — 2.2%
Samsung Electronics Co., Ltd.	4,908	1,458,635

Mexico — 1.0%
Grupo Financiero BBVA Bancomer SAde CV(GFB) (Series “B” Shares)(a)	406,500	344,340
Telefonos de Mexico SA de CV (ADR)(Series “L” Shares)	10,400	326,768

		671,108

Netherlands — 3.9%
ABN AMRO Holding NV	15,836	302,785
ASML Holding NV(a)	23,422	222,435
ING Groep NV	11,599	201,527
Koninklijke (Royal) Philips Electronics NV(a)	37,120	705,899
Reed Elsevier NV	44,763	527,915
TNT Post Group NV	20,311	352,661
Unilever NV	6,146	329,738

		2,642,960

Russia — 0.5%
Lukoil(ADR)(a)	4,500	355,950

South Africa — 0.5%
Harmony Gold Mining Co., Ltd. (ADR)	22,900	308,463

SEE NOTES TO FINANCIAL STATEMENTS.

B25

SP DEUTSCHE INTERNATIONAL EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Spain — 1.7%
Banco Popular Espanol SA	5,763	$291,189
Banco Santander Central Hispano SA	47,215	413,694
Iberdrola SA	26,230	454,228

		1,159,111

Sweden — 1.6%
Sandvik AB	17,700	463,232
Skandinaviska Enskilda Banken AB (Class “A” Shares)	29,200	297,291
Telfonaktiebolaget LM Ericsson (Class “B” Shares)(a)	292,500	314,243

		1,074,766

Switzerland — 11.0%
Credit Suisse Group	39,096	1,028,956
Nestle SA	7,675	1,583,672
Novartis AG	35,864	1,419,150
Roche Holding AG	19,651	1,541,411
Swiss Re	12,647	700,718
Syngenta AG	8,401	421,120
UBS AG	13,776	766,322

		7,461,349

United Kingdom — 21.9%
AstraZeneca PLC	32,941	1,320,888
BAA PLC	43,053	348,470
BHP Billiton PLC	85,316	449,101
BP PLC	217,894	1,511,041
British Sky Broadcasting Group PLC(a)	27,885	308,987
Carnival PLC	11,425	347,083
GlaxoSmithKline PLC	46,429	936,998
Granada Compass PLC	186,884	280,632
HBOS PLC	25,348	328,140
Hilton Group PLC	144,108	437,551
HSBC Holdings PLC(a)	160,692	1,898,586
Lloyds TSB Group PLC	35,164	249,656
National Grid Group PLC	96,802	656,522
Royal Bank of Scotland Group PLC	55,135	1,546,672
Scottish & Southern Energy PLC	53,437	550,237
Shell Transport & Trading Co.	238,447	1,573,892
Tesco PLC	84,429	305,460
Vodafone Group PLC	942,910	1,843,791

		14,893,707

TOTAL COMMON STOCKS (cost $58,908,400)		62,536,261

PREFERRED STOCK — 0.5%
Republic of Germany
Henkel KGaA (cost $355,150)	5,500	340,492

RIGHTS(a) — 1.5%	Shares	Value (Note 2)
France
Lafarge SA	5,097	$13,755
Spain — 1.5%
Telefonica SA	89,300	1,036,756

TOTAL RIGHTS (cost $815,783)		1,050,511

TOTAL LONG-TERM INVESTMENTS (cost $60,079,333)		63,927,264

SHORT-TERM INVESTMENT	Principal Amount (000)
REPURCHASE AGREEMENT — 4.3%
State Street Bank & Trust Co. Repurchase Agreement, 0.50%, 7/1/03(b) (cost $2,896,434)	$2,896	2,896,434

TOTAL INVESTMENTS — 98.4% (cost $62,975,767; Note 6)		66,823,698

UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS(c)		87
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.6%		1,108,435

TOTAL NET ASSETS — 100.0%		$67,932,220

The industry classification of portfolio holdings, forward foreign currency contracts and other assets in excess of other liabilities shown as a percentage of net assets as of June 30, 2003 were as follows:

Banks	16.9%
Telecommunications	12.8%
Pharmaceuticals	11.0%
Oil & Gas Services	10.3%
Automobiles & Manufacturing	5.1%
Food & Beverage	4.7%
Energy	4.6%
Electronics	4.6%
Repurchase Agreement	4.3%
Diversified Operations	3.8%
Semiconductor Equipment	2.5%
Leisure	2.4%
Insurance	2.2%
Transportation	2.2%
Financial Services	1.9%
Media	1.7%
Chemicals	1.4%
Metals & Minerals	1.4%
Manufacturing	1.3%
Consumer Products	1.0%
Construction	0.9%
Industrial	0.5%
Forest Products & Paper	0.5%
Software	0.4%

98.4%
Forward foreign currency contracts	—
Other assets in excess of liabilities	1.6%

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B26

SP DEUTSCHE INTERNATIONAL EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

The following abbreviations are used in portfolio descriptions:

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $2,896,474 due 7/1/03. The value of the collateral including accrued interest was $2,956,716.
(c)	Outstanding forward foreign currency contracts as of June 30, 2003 were as follows:

Forward Foreign Currency Contract	Value at Settlement Date	Value at June 30, 2003	Unrealized Appreciation
Sold:
Swedish Krona, expiring 7/03/03	$61,584	$61,497	$87

SEE NOTES TO FINANCIAL STATEMENTS.

B27

SP GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 100.0%		Value (Note 2)
MUTUAL FUNDS	Shares
Jennison Portfolio	992,085	$14,246,338
SP Alliance Large Cap Growth Portfolio	2,555,837	14,159,336
SP Davis Value Portfolio	3,377,308	28,504,476
SP Deutsche International Equity Portfolio	2,527,632	16,025,188
SP Jennison International Growth Portfolio	3,415,740	16,156,450
SP PIMCO High Yield Portfolio	1,201,124	12,203,418
SP PIMCO Total Return Portfolio	1,756,931	20,327,689
SP Prudential U.S. Emerging Growth Portfolio	3,579,697	20,654,850
SP Small/Mid Cap Value Portfolio	1,956,277	20,619,163

TOTAL INVESTMENTS — 100.0% (cost $157,213,462; Note 6)		162,896,908
LIABILITIES IN EXCESS OF OTHER ASSETS		(7,495)

NET ASSETS — 100.0%		$162,889,413

SEE NOTES TO FINANCIAL STATEMENTS.

B28

SP INVESCO SMALL COMPANY GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 88.6%		Value (Note 2)
COMMON STOCKS	Shares
Advertising — 0.7%
Getty Images, Inc.(a)	3,000	$123,900

Aerospace/Defense — 0.6%
Alliant Techsystems, Inc.(a)	2,100	109,011

Airlines — 0.8%
JetBlue Airways Corp.(a)	3,350	141,672

Apparel — 1.9%
Chico’s FAS, Inc.(a)	4,600	96,830
Coach, Inc.(a)	1,900	94,506
Gymboree Corp. (The)(a)	4,700	78,866
Hot Topic, Inc.(a)	3,200	86,112

		356,314

Banking — 4.8%
City National Corp.	1,850	82,436
Cullen/Frost Bankers, Inc.	2,500	80,250
Dime Community Bancshares	5,400	137,430
Greater Bay Bancorp	4,600	93,932
Investors Financial Services Corp.	5,600	162,456
New York Community Bancorp, Inc.	4,800	139,632
Silicon Valley Bancshares(a)	4,300	102,383
Southwest Bancorp of Texas, Inc.(a)	3,300	107,283

		905,802

Building & Construction — 1.1%
Corrections Corp. of America(a)	4,200	106,386
The Ryland Group, Inc.	600	41,640
WCI Communities, Inc.(a)	3,200	61,536

		209,562

Commercial Services — 0.5%
iDine Rewards Network, Inc.(a)	7,200	98,928

Computer Software & Services — 12.4%
Avid Technology, Inc.(a)	1,800	63,126
Borland Software Corp.(a)	7,900	77,183
Centillium Communications, Inc.(a)	9,900	98,109
Cognizant Technology Solutions Corp. (Class “A” Stock)(a)	2,700	65,772
Cognos, Inc. (Canada)(a)	2,400	64,800
Documentum, Inc.(a)	4,200	82,614
Extreme Networks, Inc.(a)	15,200	80,560
FileNET Corp.(a)	6,100	110,044
Foundry Networks, Inc.(a)	9,100	131,040
FreeMarkets, Inc.(a)	6,600	45,936
Hutchinson Technology, Inc.(a)	1,300	42,757
Jack Henry & Associates, Inc.	8,800	156,552
Legato Systems, Inc.(a)	8,700	72,993
Magma Design Automation, Inc.(a)	3,400	58,310
Manhattan Associates, Inc.(a)	2,300	59,731
Micromuse, Inc.(a)	10,400	83,096
NetScreen Technologies, Inc.(a)	5,600	126,280
Parametric Technology Corp.(a)	21,600	65,880
Pinnacle Systems, Inc.(a)	9,800	104,860
Quest Software, Inc.(a)	14,300	170,170
RSA Security, Inc.(a)	7,100	76,325
SafeNet, Inc.(a)	2,200	61,556
Secure Computing Corp.(a)	6,100	53,253
SERENA Software, Inc.(a)	2,700	56,376

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Computer Software & Services (cont’d.)
SRA International, Inc. (Class “A” Stock)(a)	5,700	$182,400
The BISYS Group, Inc.(a)	4,300	78,991
webMethods, Inc.(a)	8,000	65,040

		2,333,754

Consulting — 1.7%
Corporate Executive Board Co.(a)	3,100	125,643
FTI Consulting, Inc.(a)	3,150	78,655
MAXIMUS, Inc.(a)	3,900	107,757

		312,055

Distribution/Wholesalers — 1.6%
Performance Food Group Co.(a)	4,100	151,700
United Natural Foods, Inc.(a)	5,400	151,956

		303,656

Diversified Manufacturing Operations — 0.7%
Kennametal, Inc.	3,700	125,208

Education — 2.6%
Career Education Corp.(a)	1,500	102,630
Corinthian Colleges, Inc.(a)	3,000	145,710
ITT Educational Services, Inc.(a)	1,410	41,243
Leapfrog Enterprises, Inc. (Class “A” Stock)(a)	3,900	124,059
Strayer Education, Inc.	500	39,725
University of Phoenix Online(a)	666	33,766

		487,133

Electronics — 6.0%
Aeroflex, Inc.(a)	21,000	162,540
ATMI, Inc.(a)	3,400	84,898
Cognex Corp.(a)	5,662	126,546
Exar Corp.(a)	6,900	109,227
Harman International Industries, Inc.	2,200	174,108
OmniVision Technologies, Inc.(a)	1,500	46,800
Plexus Corp.(a)	5,900	68,027
QLogic Corp.(a)	1,400	67,662
Skyworks Solutions, Inc.(a)	12,200	82,594
Varian Semiconductor Equipment Associates, Inc.(a)	3,600	107,136
Zebra Technologies Corp. (Class “A” Stock)(a)	1,400	105,266

		1,134,804

Electronic Components — 5.5%
Artisan Components, Inc.(a)	2,400	54,264
Benchmark Electronics, Inc.(a)	4,000	123,040
ChipPAC, Inc. (Class “A” Stock)(a)	9,100	69,797
Cymer, Inc.(a)	2,900	91,524
Integrated Circuit Systems, Inc.(a)	5,000	157,150
International Rectifier Corp.(a)	2,700	72,414
Microsemi Corp.(a)	8,600	137,600
MKS Instruments, Inc.(a)	6,600	119,262
Power Integrations, Inc.(a)	5,400	131,328
Zoran Corp.(a)	4,500	86,445

		1,042,824

Entertainment — 0.8%
Regal Entertainment Group (Class “A” Stock)	6,200	146,196

SEE NOTES TO FINANCIAL STATEMENTS.

B29

SP INVESCO SMALL COMPANY GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Financial Services — 3.4%
Affiliated Managers Group, Inc.(a)	1,800	$109,710
Eaton Vance Corp.	6,700	211,720
Portfolio Recovery Associates, Inc.(a)	4,100	127,879
Providian Financial Corp.(a)	10,100	93,526
Raymond James Financial, Inc.	2,800	92,540

		635,375

Food & Beverage — 0.8%
American Italian Pasta Co. (Class “A” Stock)(a)	3,600	149,940

Gaming — 1.6%
Alliance Gaming Corp.(a)	7,500	141,825
Mandalay Resort Group	1,600	50,960
Station Casinos, Inc.(a)	4,300	108,575

		301,360

Health Services — 1.6%
DaVita, Inc.(a)	2,400	64,272
Mid Atlantic Medical Services, Inc.(a)	1,900	99,370
Neurocrine Biosciences, Inc.(a)	1,600	79,904
Renal Care Group, Inc.(a)	1,600	56,336

		299,882

Hospitals — 0.6%
Community Health Systems, Inc.(a)	3,100	59,799
Triad Hospitals, Inc.(a)	2,500	62,050

		121,849

Human Resources — 1.6%
Heidrick & Struggles International, Inc.(a)	10,300	129,986
Resources Connection, Inc.(a)	6,800	162,248

		292,234

Insurance — 1.1%
Platinum Underwriters Holdings, Ltd. (Bermuda)	4,500	122,130
RenaissanceRe Holdings, Ltd. (Bermuda)	1,800	81,936

		204,066

Investment Companies — 1.4%
Biotech HOLDRs Trust	700	86,275
NASDAQ-100 Trust (Series “1” Stock)(a)	5,700	170,715

		256,990

Media — 1.8%
Cumulus Media, Inc. (Class “A” Stock)(a)	6,000	113,580
Lin TV Corp. (Class “A” Stock)(a)	4,100	96,555
Radio One, Inc. (Class “D” Stock)(a)	7,200	127,944

		338,079

Medical Products — 14.1%
aaiPharma, Inc.(a)	7,300	145,124
Adolor Corp.(a)	2,700	33,129
Advanced Neuromodulation Systems, Inc.(a)	2,500	129,425
ALARIS Medical Systems, Inc.(a)	5,800	75,110
Andrx Corp.(a)	3,800	75,620

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Medical Products (cont’d.)
ArthroCare Corp.(a)	3,853	$64,576
Bio-Rad Laboratories, Inc. (Class “A” Stock)(a)	1,200	66,420
Biosite, Inc.(a)	800	38,480
Celgene Corp.(a)	1,900	57,760
Conceptus, Inc.(a)	3,900	54,795
Connetics Corp.(a)	2,200	32,934
Cooper Cos., Inc. (The)	1,800	62,586
CTI Molecular Imaging, Inc.(a)	3,600	68,076
CV Therapeutics, Inc.(a)(c)	3,000	88,980
Gen-Probe, Inc.(a)	3,100	126,697
Henry Schein, Inc.(a)	2,600	136,084
IDEXX Laboratories, Inc.(a)	2,900	97,266
INAMED Corp.(a)	600	32,214
Integra LifeSciences Holdings(a)	3,200	84,416
Ligand Pharmaceuticals, Inc. (Class “B” Stock)(a)	6,100	82,899
Medicines Co. (The)(a)	4,200	82,698
MGI Pharma, Inc.(a)	3,500	89,705
NPS Pharmaceuticals, Inc.(a)	3,600	87,624
OSI Pharmaceuticals, Inc.(a)	2,400	77,304
Pharmaceutical Resources, Inc.(a)	1,900	92,454
Regeneration Technologies, Inc.(a)	5,100	67,779
ResMed, Inc.(a)	2,100	82,320
Sepracor, Inc.(a)	1,500	27,045
Taro Pharmaceutical Industries, Ltd. (Israel)(a)	1,600	87,808
Trimeris, Inc.(a)	1,900	86,792
Varian Medical Systems, Inc.(a)	1,600	92,112
VISX, Inc.(a)	6,500	112,775
Wilson Greatbatch Technologies, Inc.(a)	1,600	57,760
Zoll Medical Corp.(a)	1,500	50,340

		2,647,107

Oil & Gas Equipment & Services — 2.5%
Key Energy Services, Inc.(a)	10,700	114,704
Maverick Tube Corp.(a)	6,700	128,305
National-Oilwell, Inc.(a)	5,400	118,800
Tidewater, Inc.	3,900	114,543

		476,352

Oil & Gas Exploration & Production — 3.5%
Evergreen Resources, Inc.(a)	2,400	130,344
Forest Oil Corp.(a)	5,000	125,600
Patterson-UTI Energy, Inc.(a)	4,000	129,600
Precision Drilling Corp. (Canada)(a)	3,600	135,936
Spinnaker Exploration Co.(a)	5,400	141,480

		662,960

Publishing & Printing — 0.6%
McClatchy Co. (Class “A” Stock)	2,100	121,002

Restaurants — 1.1%
P. F. Chang’s China Bistro, Inc.(a)	2,200	108,262
Panera Bread Co. (Class “A” Stock)(a)	2,300	92,000

		200,262

Retail — 4.9%
Fred’s, Inc. (Class “A” Stock)	3,400	126,412

SEE NOTES TO FINANCIAL STATEMENTS.

B30

SP INVESCO SMALL COMPANY GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Retail (cont’d.)
Guitar Center, Inc.(a)	4,200	$121,800
Hollywood Entertainment Corp.(a)	8,900	153,080
Linens ‘n Things, Inc.(a)	3,800	89,718
NBTY, Inc.(a)	7,300	153,738
PETCO Animal Supplies, Inc.(a)	4,100	89,134
Pier 1 Imports, Inc.	5,500	112,200
Ross Stores, Inc.	2,000	85,480

		931,562

Semiconductor Equipment — 0.4%
Entegris, Inc.(a)	4,800	64,512
FormFactor, Inc.(a)	500	8,850

		73,362

Telecommunication Equipment — 1.9%
ADTRAN, Inc.(a)	2,800	143,612
REMEC, Inc.(a)	7,900	54,984
Tekelec(a)	14,250	161,025

		359,621

Telecommunication Services — 1.1%
Nextel Partners, Inc. (Class “A” Stock)(a)	12,300	89,790
Western Wireless Corp. (Class “A” Stock)(a)	10,800	124,524

		214,314

Trucking/Shipping — 1.8%
Arkansas Best Corp.	3,100	73,749
J.B. Hunt Transport Services, Inc.(a)	3,700	139,675
UTI Worldwide, Inc. (Virgin Islands)	2,800	87,332
Yellow Corp.(a)	1,800	41,670

		342,426

Waste Management — 1.1%
Stericycle, Inc.(a)	2,500	96,200
Waste Connections, Inc.(a)	3,260	114,263

		210,463

TOTAL LONG-TERM INVESTMENTS (cost $14,673,594)		16,670,025

SHORT-TERM INVESTMENTS — 13.7%	Principal Amount (000)	Value (Note 2)
Repurchase Agreement
State Street Bank & Trust Co., 0.50%, 7/1/03(b) (cost $2,572,298)	$2,572	$2,572,298

	Contracts
OUTSTANDING OPTION PURCHASED(a)
Put Option
CV Therapeutics, Inc., expiring 10/18/03 @ $22.50 (cost $2,750)	16	2,560

TOTAL SHORT-TERM INVESTMENTS (cost $2,575,048)		2,574,858

TOTAL INVESTMENTS BEFORE OUTSTANDING OPTION WRITTEN — 102.3% (cost $17,248,642; Note 6)		19,244,883

OUTSTANDING OPTION WRITTEN(a)
Call Option
CV Therapeutics, Inc., expiring 8/16/03 @ $37.50 (premium received $606)	16	(480)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTION WRITTEN — 102.3%		19,244,403
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(434,687)

NET ASSETS — 100%		$18,809,716

The following abbreviation is used in portfolio descriptions:

HOLDRs	Holding Company Depositary Receipts

(a)	Non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $2,572,334 due 7/1/03. The value of the collateral including accrued interest was $2,624,605.

(c)	Security pledged with broker as collateral for option written.

SEE NOTES TO FINANCIAL STATEMENTS.

B31

SP JENNISON INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 87.9%		Value (Note 2)
COMMON STOCKS — 86.5%	Shares
Austria — 1.2%
Erste Bank der oesterreichischen Sparkassen AG	12,708	$1,122,949

Bermuda — 1.4%
XL Capital, Ltd. (Class “A” Stock)	16,300	1,352,900

Brazil — 2.8%
Petroleo Brasileiro SA, ADR	63,400	1,252,784
Unibanco-Uniaode Bancos Brasileiros SA	80,700	1,384,812

		2,637,596

Finland — 2.4%
Nokia Oyj (Class “A” Stock)	135,139	2,225,379

France — 4.3%
Sanofi-Synthelabo SA	18,600	1,089,324
Societe Television Francaise 1	20,500	630,903
TotalFinaElf SA	10,093	1,525,283
Wanadoo(a)	117,800	788,657

		4,034,167

Germany — 1.6%
Muenchener Rueckversicherungs-Gesellschaft AG	9,900	1,009,310
SAP AG	4,140	488,253

		1,497,563

Hong Kong — 9.2%
Convenience Retail Asia, Ltd.(a)	2,288,648	531,210
Esprit Holdings, Ltd.	826,688	2,024,806
Fountain Set (Holdings), Ltd.	1,750,000	1,559,665
Johnson Electric Holdings, Ltd.	904,900	1,125,591
Techtronic Industries Co., Ltd.	2,044,000	3,420,580

		8,661,852

Israel — 0.5%
Teva Pharmaceutical Industries, Ltd., ADR	8,300	472,519

Italy — 7.4%
Banca Nazionale del Lavoro SpA(a)	712,800	1,195,074
Banco Popolare di Verona e Novara Scrl	106,554	1,456,099
Eni SpA	80,600	1,218,975
Telecom Italia SpA	203,000	1,836,946
Tod’s SpA	40,988	1,274,616

		6,981,710

Japan — 18.2%
Canon, Inc.	40,000	1,835,520
Copal Co.(b)	81,000	1,274,953
Mitsubishi Corp.	257,000	1,782,894
Nikko Exchange Traded Index Fund TOPIX(b)	162,000	1,235,828
Nippon Telegraph & Telephone Corp.	369	1,447,420
Nitto Denko Corp.	46,700	1,528,470
NTT DoCoMo, Inc.	476	1,030,689
Shionogi & Co., Ltd.	100,000	1,354,987
Tokyo Gas Co., Ltd.	188,600	541,886
TOPIX Exchange Traded Index Fund	161,500	1,230,668
Yahoo Japan Corp.(a)(b)	161	2,614,616
Yamaha Corp.	90,300	1,237,841

		17,115,772

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Mexico — 0.7%
Grupo Financiero BBVA Bancomer SA de CV (Class “B” Stock)(a)	761,100	$644,715

Netherlands — 6.0%
ASM International NV(a)(b)	115,100	1,711,537
IHC Caland NV	22,900	1,169,174
ING Groep NV	92,600	1,608,881
Reed Elsevier NV	102,000	1,202,942

		5,692,534

Russia — 1.4%
YUKOS ADR(b)	24,615	1,369,825

South Korea — 2.2%
Kookmin Bank ADR	38,500	1,164,625
Samsung Electronics Co., Ltd.	3,100	921,306

		2,085,931

Spain — 3.5%
Banco Popular Espanol SA	27,119	1,370,252
Gamesa Corporacion Technologica SA	46,800	1,045,297
Telefonica SA(a)	73,706	855,713

		3,271,262

Switzerland — 7.3%
Centerpulse AG(a)	5,700	1,533,830
Lindt & Spruengli AG	37	245,155
Nobel Biocare Holding AG	25,800	1,722,794
Roche Holding AG	26,700	2,094,330
UBS AG	22,400	1,246,052

		6,842,161

United Kingdom — 16.4%
AstraZeneca PLC	41,100	1,648,053
Barclays PLC	251,600	1,868,298
Capita Group PLC	373,616	1,393,340
COLT Telecom Group PLC(a)	807,200	832,500
Exel PLC	128,800	1,321,993
Man Group PLC	53,560	1,057,048
Reckitt Benckiser PLC	143,916	2,640,809
Smith & Nephew PLC	104,000	597,651
Tesco PLC	429,313	1,553,233
Vodafone Group PLC	1,281,697	2,506,264

		15,419,189

TOTAL COMMON STOCKS (cost $74,256,483)		81,428,024

PREFERRED STOCK — 1.4%
Germany
Porsche AG (cost $1,012,530)	3,191	1,352,157

TOTAL LONG-TERM INVESTMENTS (cost $75,269,013)		82,780,181

SEE NOTES TO FINANCIAL STATEMENTS.

B32

SP JENNISON INTERNATIONAL GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

SHORT-TERM INVESTMENT—16.4%	Shares	Value (Note 2)
Mutual Fund
Prudential Core Investment Fund —Taxable Money Market Series(c) (cost $15,439,410; Note 4)	15,439,410	$15,439,410

TOTAL INVESTMENTS — 104.3% (cost $ 90,708,423; Note 6)		98,219,591
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.3)%		(4,067,417)

TOTAL NET ASSETS — 100.0%		$94,152,174

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2003 was as follows:

Mutual Funds	16.4%
Commercial Banks	10.8%
Pharmaceuticals	7.1%
Oil & Gas	5.7%
Diversified Telecommunication	5.3%
Health Care Equipment & Supplies	4.1%
Wireless Telecommunication	3.8%
Household Durables	3.6%
Internet Software & Services	3.6%
Textiles & Apparel	3.0%
Household Products	2.8%
Semiconductors	2.8%
Leisure Equipment & Products	2.7%
Exchange Traded Funds	2.6%
Insurance	2.5%
Capital Markets	2.4%
Communications Equipment	2.4%
Food & Staples Retailing	2.2%
Specialty Retail	2.2%
Office Electronics	2.0%
Media	1.9%
Trading Companies & Distribution	1.9%
Diversified Financial Services	1.7%
Chemicals	1.6%
Commercial Services & Supplies	1.5%
Automobiles	1.4%
Air Freight & Couriers	1.4%
Energy Equipment & Services	1.2%
Electrical Equipment	1.2%
Electric Utilities	1.1%
Gas Utilities	0.6%
Software	0.5%
Food Products	0.3%

104.3%
Liabilities in excess of other assets	(4.3)%

100.0%

The following abbreviations are used in the portfolio descriptions:

ADR	American Depository Receipt

(a)	Non-income producing security.

(b)	Portion of securities on loan with an aggregate market value of $6,620,851; cash collateral of $7,031,000 was received with which the portfolio purchased securities.

(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

SEE NOTES TO FINANCIAL STATEMENTS.

B33

SP LARGE CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 99.3%		Value (Note 2)
COMMON STOCKS	Shares
Advertising — 0.4%
Getty Images, Inc.(a)	2,300	$94,990
Lamar Advertising Co.(a)	2,900	102,109

		197,099

Aerospace/Defense — 2.1%
Lockheed Martin Corp.	9,100	432,887
Northrop Grumman Corp.	4,500	388,305
Raytheon Co.	3,700	121,508
United Technologies Corp.	1,800	127,494

		1,070,194

Airlines — 0.3%
Delta Airlines, Inc.	700	10,276
JetBlue Airways Corp.(a)	3,000	126,870
Southwest Airlines Co.	2,200	37,840

		174,986

Appliances & Home Furnishings — 0.5%
American Standard Cos., Inc.(a)	3,100	229,183
Applica, Inc.(a)	3,600	30,600

		259,783

Automobiles & Trucks — 0.3%
General Motors Corp.	2,700	97,200
Keystone Automotive Industries, Inc.(a)	2,800	51,128

		148,328

Banks and Savings & Loans — 13.3%
Bank of America Corp.	21,000	1,659,630
Bank of New York Co., Inc.	14,800	425,500
Bank One Corp.	22,300	829,114
Commerce Bancorp, Inc.	1,500	55,650
Fifth Third Bancorp	4,200	240,828
FleetBoston Financial Corp.	16,018	475,895
Golden West Financial Corp.	3,000	240,030
Huntington Bancshares, Inc.	8,100	158,112
M&T Bank Corp.	2,000	168,440
SouthTrust Corp.	5,800	157,760
Sovereign Bancorp, Inc.	26,400	413,160
Synovus Financial Corp.	3,900	83,850
U.S. Bancorp	12,800	313,600
Wachovia Corp.	21,900	875,124
Wells Fargo & Co.	11,900	599,760

		6,696,453

Chemicals — 2.8%
Cytec Industries, Inc.(a)	2,800	94,640
Dow Chemical Co. (The)	16,800	520,128
E.I. du Pont de Nemours & Co.	2,100	87,444
Engelhard Corp.	2,100	52,017
Georgia Gulf Corp.	1,600	31,680
Lyondell Chemical Co.	10,900	147,477
Millennium Chemicals, Inc.	15,200	144,552
Praxair, Inc.	5,900	354,590

		1,432,528

Commercial Services — 0.7%
ChoicePoint, Inc.(a)	3,600	124,272
First Data Corp.	2,900	120,176
Paychex, Inc.	3,400	99,654

		344,102

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Construction & Housing — 1.4%
Centex Corp.	3,700	$287,823
Masco Corp.	4,800	114,480
Pulte Homes, Inc.	2,700	166,482
SCP Pool Corp.(a)	3,600	123,840

		692,625

Consumer Services — 1.2%
Avery Dennison Corp.	2,600	130,520
McDonald’s Corp.	22,500	496,350

		626,870

Containers — 0.8%
Pactiv Corp.(a)	19,200	378,432

Diversified Consumer Products — 2.1%
Colgate-Palmolive Co.	2,400	139,080
Gillette Co.	9,400	299,484
Procter & Gamble Co.	6,900	615,342

		1,053,906

Diversified Operations — 2.3%
3M Co.	1,900	245,062
Albany International Corp. (Class “A” Stock)	4,500	123,300
Honeywell International, Inc.	600	16,110
Illinois Tool Works, Inc.	4,100	269,985
ITT Industries, Inc.	1,900	124,374
Pentair, Inc.	6,500	253,890
Snap-on, Inc.	4,800	139,344

		1,172,065

Drugs & Medical Supplies — 4.3%
Abbott Laboratories	3,700	161,912
Angiotech Pharmaceuticals, Inc.(a)	4,000	162,960
Becton, Dickinson & Co.	5,000	194,250
Biovail Corp.(a)	3,300	155,298
Bristol-Myers Squibb Co.	11,100	301,365
McKesson Corp.	3,400	121,516
Merck & Co., Inc.	12,700	768,985
Schering-Plough Corp.	14,700	273,420
Wyeth	700	31,885

		2,171,591

Electronics — 1.4%
Avnet, Inc.(a)	10,200	129,336
Broadcom Corp. (Class “A” Stock)(a)	1,000	24,910
Emerson Electric Co.	5,600	286,160
Texas Instruments, Inc.	14,000	246,400

		686,806

Financial Services — 12.0%
Bear Stearns & Cos., Inc. (The)	1,900	137,598
Citigroup, Inc.	53,294	2,280,983
Federal Agricultural Mortgage Corp. (Class “C” Stock)(a)	400	8,940
Goldman Sachs Group, Inc	2,600	217,750
J.P. Morgan Chase & Co.	27,000	922,860
Janus Capital Group, Inc.	2,800	45,920
Lehman Brothers Holdings, Inc.	4,700	312,456
MBIA, Inc.	7,700	375,375
MBNA Corp.	4,550	94,822

SEE NOTES TO FINANCIAL STATEMENTS.

B34

SP LARGE CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Financial Services (cont’d.)
Merrill Lynch & Co., Inc.	15,100	$704,868
Morgan Stanley	16,900	722,475
Radian Group, Inc.	6,300	230,895

		6,054,942

Food & Beverage — 1.0%
Dean Foods Co.(a)	4,400	138,600
Hershey Foods Corp.	400	27,864
Hormel Foods Corp.	800	18,960
J.M. Smucker Co. (The)	3,000	119,670
Kellogg Co.	2,400	82,488
Sysco Corp.	3,200	96,128

		483,710

Healthcare Service — 1.0%
Coventry Health Care, Inc.(a)	2,400	110,784
Humana, Inc.(a)	9,600	144,960
UnitedHealth Group, Inc.	5,400	271,350

		527,094

Index Fund — 3.3%
iShares Russell 1000 Value Index Fund	32,600	1,648,582

Industrial Technology — 0.5%
Kennametal, Inc.	2,000	67,680
Parker-Hannifin Corp.	4,600	193,154

		260,834

Insurance — 6.3%
Allstate Corp.	15,700	559,705
AMBAC Financial Group, Inc.	3,150	208,687
American International Group, Inc.	20,800	1,147,744
Fidelity National Financial, Inc.	3,600	110,736
Hartford Financial Services Group, Inc.	3,200	161,152
Lincoln National Corp.	4,600	163,898
MetLife, Inc.	7,100	201,072
Nationwide Financial Services, Inc. (Class “A” Stock)	3,500	113,750
Old Republic International Corp.	7,100	243,317
St. Paul Cos., Inc. (The)	4,100	149,691
Travelers Property Casualty Corp. (Class “A” Stock)	3,037	48,288
Travelers Property Casualty Corp. (Class “B” Stock)	3,363	53,035

		3,161,075

Machinery — 0.1%
AGCO Corp.(a)	3,500	59,780

Media — 6.9%
AOL Time Warner, Inc.(a)	32,600	524,534
Cablevision Systems New York Group (Class “A” Stock)(a)	8,500	176,460
Clear Channel Communications, Inc.(a)	9,600	406,944
Comcast Corp. (Class “A” Stock)(a)	15,837	477,961
Comcast Corp. (Special Class “A” Stock)(a)	3,300	95,139
E.W. Scripps Co. (The) (Class “A” Stock)	1,200	106,464
Fox Entertainment Group, Inc. (Class “A” Stock)(a)	8,100	233,118
Liberty Media Corp. (Class “A” Stock)(a)	11,800	136,408

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Media (cont’d.)
Omnicom Group, Inc.	2,000	$143,400
Tribune Co.	4,300	207,690
Univision Communications, Inc. (Class “A” Stock)(a)	3,200	97,280
Viacom, Inc. (Class “B” Stock)(a)	12,700	554,482
Walt Disney Co. (The)	15,300	302,175

		3,462,055

Metal & Minerals — 1.7%
Alcan, Inc. (Canada)	7,800	244,062
Alcoa, Inc.	6,900	175,950
Freeport-McMoRan Copper & Gold, Inc. (Class “B” Stock)	3,500	85,750
Phelps Dodge Corp.(a)	9,300	356,562

		862,324

Oil & Gas — 10.7%
Apache Corp.	2,500	162,650
Baker Hughes, Inc.	3,200	107,424
Burlington Resources, Inc.	2,700	145,989
ChevronTexaco Corp.	13,764	993,761
ConocoPhillips	9,099	498,625
Devon Energy Corp.	3,100	165,540
Equitable Resources, Inc.	3,900	158,886
Exxon Mobil Corp.	73,000	2,621,430
Occidental Petroleum Corp.	7,000	234,850
Royal Dutch Petroleum Co. (NY Shares)	3,000	139,860
Schlumberger, Ltd.	2,000	95,140
Smith International, Inc.(a)	600	22,044
Suncor Energy, Inc.	2,400	45,000

		5,391,199

Real Estate Investment Trust — 1.3%
Apartment Investment & Management Co. (Class “A” Stock)	5,400	186,840
Boston Properties, Inc.	3,300	144,540
Equity Office Properties Trust	7,400	199,874
Equity Residential	4,100	106,395

		637,649

Retail — 2.3%
Big Lots, Inc.(a)	5,800	87,232
Borders Group, Inc.(a)	5,800	102,138
CVS Corp.	14,500	406,435
Limited Brands	10,700	165,850
Office Depot, Inc.(a)	8,200	118,982
PETCO Animal Supplies, Inc.(a)	2,100	45,654
Safeway, Inc.(a)	7,100	145,266
Saks, Inc.(a)	8,100	78,570

		1,150,127

Technology — 3.2%
Apple Computer, Inc.(a)	6,200	118,544
Dell Computer Corp.(a)	3,700	118,252
EMC Corp.(a)	10,100	105,747
Hewlett-Packard Co.	15,300	325,890
International Business Machines Corp. (IBM)	7,400	610,500
Millipore Corp.(a)	700	31,059
Storage Technology Corp.(a)	4,200	108,108
Sun Microsystems, Inc.(a)	43,200	198,720

		1,616,820

SEE NOTES TO FINANCIAL STATEMENTS.

B35

SP LARGE CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Telecommunications — 7.2%
ALLTEL Corp.	4,400	$212,168
AT&T Corp.	9,760	187,880
AT&T Wireless Services, Inc.(a)	28,000	229,880
BellSouth Corp.	16,600	442,058
Motorola, Inc.	16,800	158,424
Qwest Communications International, Inc.(a)	18,300	87,474
SBC Communications, Inc.	38,300	978,565
Verizon Communications, Inc.	33,800	1,333,410

		3,629,859

Tobacco — 0.5%
Altria Group, Inc.	6,000	272,640

Transportation — 0.7%
CSX Corp.	700	21,063
FedEx Corp.	2,200	136,466
Union Pacific Corp.	3,700	214,674

		372,203

Utility – Electric — 5.8%
Ameren Corp.	7,200	317,520
Dominion Resources, Inc.	5,300	340,631
Entergy Corp.	2,400	126,672
FirstEnergy Corp.	13,900	534,455
FPL Group, Inc.	5,700	381,045
KeySpan Corp.	3,500	124,075
Kinder Morgan, Inc.	2,500	136,625

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Utility – Electric (cont’d.)
NiSource, Inc.	7,100	$134,900
PG&E Corp.(a)	8,400	177,660
SCANA Corp.	3,300	113,124
Southern Co.	11,900	370,804
TXU Corp.	8,000	179,600

		2,937,111

Waste Management — 0.9%
Republic Services, Inc.(a)	12,700	287,909
Waste Management, Inc.	7,100	171,039

		458,948

TOTAL LONG-TERM INVESTMENTS (cost $49,599,471)		50,092,720

SHORT-TERM INVESTMENT — 0.6%	Principal Amount (000)
Repurchase Agreement
State Street Bank & Trust Co. Repurchase Agreement, 0.50%, 7/1/03 (cost $311,142)(b)	$311	311,142

TOTAL INVESTMENTS — 99.9% (cost $49,910,613; Note 6)		50,403,862
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		28,942

NET ASSETS — 100%		$50,432,804

(a)	Non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $311,146 due 7/1/03. The value of the collateral including accrued interest was $320,069.

SEE NOTES TO FINANCIAL STATEMENTS.

B36

SP MFS CAPITAL OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 95.1%		Value (Note 2)
COMMON STOCKS	Shares
Advertising — 0.5%
Lamar Advertising Co.(a)	1,800	$63,378

Apparel — 0.2%
Liz Claiborne, Inc.	700	24,675

Banks and Savings & Loans — 2.2%
Bank of New York Co., Inc.	1,820	52,325
Mellon Financial Corp.	8,040	223,110

		275,435

Chemicals — 0.7%
Lyondell Chemical Co.	2,530	34,231
Praxair, Inc.	980	58,898

		93,129

Commercial Services — 0.6%
ARAMARK Corp. (Class “B” Stock)(a)	3,420	76,676

Computers — 1.3%
Dell Computer Corp.(a)	950	30,362
International Business Machines Corp. (IBM)	1,590	131,175

		161,537

Computer Services — 6.7%
Affiliated Computer Services, Inc. (Class “A” Stock)(a)	450	20,579
Avid Technology, Inc.(a)	470	16,483
BEA Systems, Inc.(a)	1,440	15,638
BISYS Group, Inc. (The)(a)	4,020	73,847
DST Systems, Inc.(a)	1,100	41,800
Microsoft Corp.	14,686	376,109
Oracle Corp.(a)	7,099	85,330
PeopleSoft, Inc.(a)	1,760	30,958
SunGard Data Systems, Inc.(a)	2,440	63,220
VERITAS Software Corp.(a)	4,106	117,719

		841,683

Consulting — 0.2%
Accenture, Ltd. (Class “A” Stock) (Bermuda)(a)	1,450	26,230

Containers & Packaging — 1.3%
Owens-Illinois, Inc.(a)	7,430	102,311
Smurfit-Stone Container Corp.(a)	4,850	63,196

		165,507

Cosmetics/Toiletries — 1.2%
Avon Products, Inc.	1,180	73,396
Kimberly-Clark Corp.	1,360	70,910

		144,306

Data Processing — 0.5%
First Data Corp.	1,450	60,088

Diversified Manufacturing Operations — 3.5%
Danaher Corp.	630	42,872
General Electric Co.	6,740	193,303
Tyco International, Ltd.	10,690	202,896

		439,071

Drugs & Medical Supplies — 12.3%
Abbott Laboratories	1,960	85,769
Amgen, Inc.(a)	1,770	117,599
Baxter International, Inc.	3,411	88,686
Eli Lilly & Co.	2,334	160,976
Genentech, Inc.(a)	1,290	93,035

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Drugs & Medical Supplies (cont’d.)
Genzyme Corp.(a)	989	$41,340
IDEC Pharmaceuticals Corp.(a)	510	17,340
Johnson & Johnson	1,440	74,448
Medtronic, Inc.	1,280	61,402
Merck & Co., Inc.	1,740	105,357
Pfizer, Inc.	11,346	387,466
Schering-Plough Corp.	12,125	225,525
Wyeth	1,820	82,901

		1,541,844

Electronic Components — 0.8%
Cadence Design Systems, Inc.(a)	2,670	32,200
STMicroelectronics NV (Netherlands)	830	17,256
Texas Instruments, Inc.	2,570	45,232

		94,688

Financial Services — 8.3%
Citigroup, Inc.	7,919	338,933
Fannie Mae	890	60,022
FleetBoston Financial Corp.	3,420	101,608
Freddie Mac	1,220	61,939
Goldman Sachs Group, Inc	1,040	87,100
J.P. Morgan Chase & Co.	2,490	85,108
Merrill Lynch & Co., Inc.	5,330	248,805
SLM Corp.	1,330	52,096

		1,035,611

Food & Beverage — 0.6%
PepsiCo, Inc.	1,680	74,760

Hospital Management — 0.1%
Tenet Healthcare Corp.(a)	1,250	14,562

Insurance — 7.9%
ACE, Ltd. (Cayman Islands)	2,560	87,782
Allstate Corp.	3,890	138,679
American International Group, Inc.	850	46,903
Chubb Corp. (The)	890	53,400
Hartford Financial Services Group, Inc.	4,348	218,965
Marsh & McLennan Cos., Inc.	1,320	67,412
Montpelier Re Holdings, Ltd. (Bermuda)(a)	10	316
Nationwide Financial Services, Inc. (Class “A” Stock)	1,230	39,975
Travelers Property Casualty Corp. (Class “A” Stock)	12,666	201,390
UnumProvident Corp.	3,990	53,506
XL Capital, Ltd. (Class “A” Stock) (Bermuda)	890	73,870

		982,198

Internet — 0.9%
Network Associates, Inc.(a)	8,550	108,414
Symantec Corp.(a)	80	3,509

		111,923

Leisure — 1.2%
Hilton Hotels Corp.	4,545	58,131
MGM MIRAGE(a)	240	8,203
Starwood Hotels & Resorts Worldwide, Inc.	3,000	85,770

		152,104

SEE NOTES TO FINANCIAL STATEMENTS.

B37

SP MFS CAPITAL OPPORTUNITIES PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Media — 8.3%
AOL Time Warner, Inc.(a)	7,380	$118,744
Clear Channel Communications, Inc.(a)	1,910	80,965
Comcast Corp. (Special Class “A” Stock)(a)	7,630	219,973
Cox Communications, Inc. (Class “A” Stock)(a)	1,320	42,108
E.W. Scripps Co. (The)	310	27,503
New York Times Co. (Class “A” Stock)	1,760	80,080
Tribune Co.	1,190	57,477
Viacom, Inc. (Class “B” Stock)(a)	6,815	297,543
Walt Disney Co.	2,355	46,511
Westwood One, Inc.(a)	1,820	61,753

		1,032,657

Metals — 1.0%
Alcoa, Inc.	4,930	125,715

Networking Products — 1.5%
Cisco Systems, Inc.(a)	10,950	182,755

Oil – Exploration & Production — 5.7%
BP PLC, ADR (United Kingdom)	1,500	63,030
ConocoPhillips	1,090	59,732
Devon Energy Corp.	2,250	120,150
GlobalSantaFe Corp.	5,330	124,402
NiSource, Inc.	4,900	93,100
Noble Corp. (Cayman Islands)(a)	4,810	164,983
Occidental Petroleum Corp.	2,730	91,592

		716,989

Oil & Gas Services — 3.6%
BJ Services Co.(a)	2,090	78,082
Calpine Corp.(a)	28,990	191,334
Cooper Cameron Corp.(a)	1,770	89,173
Schlumberger, Ltd. (Netherlands)	2,030	96,567

		455,156

Paper & Forest Products — 0.6%
Bowater, Inc.	2,000	74,900

Restaurants — 1.6%
Brinker International, Inc.(a)	860	30,977
McDonald’s Corp.	4,690	103,462
Outback Steakhouse, Inc.	1,670	65,130
Starbucks Corp.(a)	100	2,452

		202,021

Retail — 10.0%
CVS Corp.	1,430	40,083
Home Depot, Inc.	6,340	209,981
Kohl’s Corp.(a)	1,300	66,794
Kroger Co.(a)	9,300	155,124
Limited Brands	3,500	54,250
Pier 1 Imports, Inc.	2,880	58,752
Reebok International, Ltd.(a)	730	24,550
Sears, Roebuck & Co.	8,775	295,191
Staples, Inc.(a)	1,960	35,966
Target Corp.	1,820	68,869
The Gap, Inc.	540	10,130
TJX Cos., Inc.	1,360	25,622
Wal-Mart Stores, Inc.	2,830	151,886

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Retail (cont’d.)
Williams-Sonoma, Inc.(a)	1,780	$51,976

		1,249,174

Semiconductors — 2.0%
Analog Devices, Inc.(a)	2,830	98,541
Linear Technology Corp.	1,400	45,094
Maxim Integrated Products, Inc.	1,270	43,421
Novellus Systems, Inc.(a)	1,800	65,918

		252,974

Telecommunications — 8.0%
Advanced Fibre Communications, Inc.(a)	2,480	40,350
AT&T Corp.	4,570	87,972
AT&T Wireless Services, Inc.(a)	40,370	331,438
EchoStar Communications Corp. (Class “A” Stock)(a)	1,820	63,008
QUALCOMM, Inc.	430	15,373
SBC Communications, Inc.	2,510	64,130
Sprint Corp. (PCS Group)(a)	8,910	51,233
Telephone and Data Systems, Inc.	2,670	132,699
Verizon Communications, Inc.	5,380	212,241
Winstar Communications, Inc.(a)	930	2

		998,446

Trucking/Shipping — 0.5%
FedEx Corp.	260	16,128
United Parcel Service, Inc. (Class “B” Stock)	680	43,316

		59,444

Utilities – Electric — 1.3%
Duke Energy Co.	2,870	57,257
TXU Corp.	4,830	108,433

		165,690

TOTAL LONG-TERM INVESTMENTS (cost $10,625,822)		11,895,326

SHORT-TERM INVESTMENT — 7.0%	Principal Amount (000)
Repurchase Agreement
State Street Bank & Trust Co. Repurchase Agreement, 0.50%, 7/1/03(b) (cost $872,206)	$872	872,206

TOTAL INVESTMENTS — 102.1% (cost $11,498,028, Note 6)		12,767,532
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(264,004)

NET ASSETS — 100%		$12,503,528

The following abbreviations are used in portfolio descriptions:

ADR	American Depository Receipt

(a)	Non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $872,218 due 7/1/03. The value of the collateral including accrued interest was $892,706.

SEE NOTES TO FINANCIAL STATEMENTS.

B38

SP MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 96.9%		Value (Note 2)
COMMON STOCKS	Shares
Apparel — 2.5%
Abercrombie & Fitch Co. (Class “A” Stock)(a)	10,900	$309,669
Coach, Inc.(a)	9,000	447,660

		757,329

Building & Construction — 1.8%
KB HOME	8,600	533,028

Commercial Services — 3.1%
CheckFree Corp.(a)	12,600	350,784
Weight Watchers International, Inc.(a)	12,500	568,625

		919,409

Computers — 1.2%
Western Digital Corp.(a)	35,000	360,500

Computer Services — 3.5%
Cognizant Technology Solutions Corp.(a)	14,400	350,784
Storage Technology Corp.(a)	13,000	334,620
Unisys Corp.(a)	31,000	380,680

		1,066,084

Computers & Peripherals — 1.7%
Lexmark International, Inc.(a)	7,200	509,544

Drugs & Medical Supplies — 13.4%
Becton, Dickinson & Co.	6,900	268,065
Boston Scientific Corp.(a)	9,300	568,230
Forest Laboratories, Inc.(a)	10,100	552,975
Gilead Sciences, Inc.(a)	14,200	789,236
IDEXX Laboratories, Inc.(a)	3,500	117,390
IVAX Corp.(a)	15,200	271,320
MedImmune, Inc.(a)	8,600	312,782
Sepracor, Inc.(a)	11,700	210,951
St. Jude Medical, Inc.(a)	4,500	258,750
Stryker Corp.	5,000	346,850
Zimmer Holdings, Inc.(a)	7,300	328,865

		4,025,414

Electronics — 3.0%
Harman International Industries, Inc.	8,700	688,518
PerkinElmer, Inc.	14,700	203,007

		891,525

Engineering — 1.1%
Jacobs Engineering Group, Inc.(a)	7,500	316,125

Financial Services — 2.2%
Moody’s Corp.	12,600	664,146

Food & Beverage — 1.3%
Whole Foods Market, Inc.(a)	8,300	394,499

Healthcare Services — 6.1%
Aetna, Inc.	9,900	595,980
Quest Diagnostics, Inc.(a)	8,000	510,400
UnitedHealth Group, Inc.	12,000	603,000
WebMD Corp.(a)	13,000	140,790

		1,850,170

Internet — 9.1%
eBay, Inc.(a)	5,400	562,572
InterActiveCorp(a)	19,525	772,604
Symantec Corp.(a)	14,000	614,040

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Internet (cont’d.)
VeriSign, Inc.(a)	23,500	$325,005
Yahoo!, Inc.(a)	14,600	478,296

		2,752,517

Leisure — 3.3%
GTECH Holdings Corp.(a)	7,700	289,905
International Game Technology	7,000	716,310

		1,006,215

Media — 2.3%
Fox Entertainment Group, Inc. (Class “A” Stock)(a)	15,400	443,212
Westwood One, Inc.(a)	7,300	247,689

		690,901

Motorcycles — 2.0%
Harley-Davidson, Inc.	15,150	603,879

Networking Products — 5.0%
Cisco Systems, Inc.(a)	36,000	600,840
Foundry Networks, Inc.(a)	38,000	547,200
Juniper Networks, Inc.(a)	29,900	369,863

		1,517,903

Oil & Gas Exploration & Production — 3.6%
Apache Corp.	6,875	447,288
EOG Resources, Inc.	5,200	217,568
Halliburton Co.	11,000	253,000
Pogo Producing Co.	3,600	153,900

		1,071,756

Personal Products — 0.9%
Estee Lauder Cos, Inc. (Class “A” Stock)	8,250	276,623

Restaurants — 3.5%
Applebee’s International, Inc.	10,500	330,015
CBRL Group, Inc.	10,200	396,372
P. F. Chang’s China Bistro, Inc.(a)	6,400	314,944

		1,041,331

Retail — 5.0%
Amazon.com, Inc.(a)	19,000	693,310
Chico’s FAS, Inc.(a)	11,500	242,075
Krispy Kreme Doughnuts, Inc.(a)	14,100	580,638

		1,516,023

Schools — 4.2%
Apollo Group, Inc. (Class “A” Stock)(a)	10,300	636,128
ITT Educational Services, Inc.(a)	21,700	634,725

		1,270,853

Semiconductors — 1.9%
ATI Technologies, Inc.(a)	14,800	150,960
Cree, Inc.(a)	8,600	140,008
QLogic Corp.(a)	6,100	294,813

		585,781

Software — 7.7%
Adobe Systems, Inc.	9,300	298,251
Citrix Systems, Inc.(a)	15,200	309,472
Cognos, Inc.(a)	9,700	261,900
Electronic Arts, Inc.(a)	8,700	643,713

SEE NOTES TO FINANCIAL STATEMENTS.

B39

SP MID-CAP GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Software (cont’d.)
Intuit, Inc.(a)	11,000	$489,830
Pixar, Inc.(a)	5,000	304,200

		2,307,366

Telecommunications — 6.3%
ADTRAN, Inc.(a)	6,650	341,078
Cablevision Systems NY Group (Class “A” Stock)(a)	13,500	280,260
EchoStar Communications Corp. (Class “A” Stock)(a)	8,600	297,732
Nextel Communications, Inc. (Class “A” Stock)(a)	29,500	533,360
QUALCOMM, Inc.	12,700	454,025

		1,906,455

Toys — 0.5%
Hasbro, Inc.	9,000	157,410

Transport Services — 0.7%
Ryder System, Inc.	8,400	215,208

TOTAL LONG-TERM INVESTMENTS (cost $25,219,911)		29,207,994

SHORT-TERM INVESTMENT — 3.0%	Principal Amount (000)	Value (Note 2)
Repurchase Agreement
State Street Bank & Trust Co. Repurchase Agreement, 0.50%, 7/1/03(b) (cost $915,847)	$916	$915,847

TOTAL INVESTMENTS — 99.9% (cost $26,135,758; Note 6)		30,123,841
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		33,390

NET ASSETS — 100%		$30,157,231

(a)	Non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $915,860 due 7/1/03. The value of the collateral including accrued interest was $936,929.

SEE NOTES TO FINANCIAL STATEMENTS.

B40

SP PIMCO HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 89.7% LONG-TERM BONDS — 81.5%	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS
Airlines — 0.7%
Continental Airlines, Inc., Pass-Through Certs.	Ba1	7.373%	12/15/15	$200	$162,338
United Air Lines, Inc., Pass-Through Certs., Ser. 00-1	Baa3	7.73%	07/01/10	550	433,779
United Air Lines, Inc., Pass-Through Certs., Ser. 01-1	Baa3	6.201%	09/01/08	100	83,824
United Air Lines, Inc., Pass-Through Certs., Ser. 01-1	Baa3	6.602%	09/01/13	350	293,903
US Air, Notes (Class A)	Baa3	6.76%	04/15/08	130	110,792
US Airways, Inc., Pass-Through Certs., Ser. 93-A2	Ca	9.625%	09/01/03	100	25,420

					1,110,056

Asset Backed Securities — 5.5%
Alpharma, Term Loan B(g)	NR	4.35%	07/15/08	75	74,690
Alpharma, Term Loan B Split(g)	NR	4.35%	07/15/08	170	169,795
Alpharma, Term Loan B Split(g)	NR	4.51%	07/15/08	308	308,207
Alpharma, Term Loan B Split((g)	NR	4.60%	07/15/08	260	260,128
Cedar Brakes II LLC	Caa1	9.875%	09/01/13	192	190,064
Jet Equipment Trust (Class A)	Ba3	7.63%	08/15/12	81	30,982
Lehman Brothers, Inc., TRAINS HY-1-2003(d)	B1	8.666%	05/15/13	3,983	4,286,710
Midwest Generation LLC, Pass-Through Certs., Ser. A	B2	8.30%	07/02/09	600	589,536
Midwest Generation LLC, Pass-Through Certs., Ser. B	B2	8.56%	01/02/16	1,425	1,399,792
Nextel Communications, Inc., Term Loan B(g)	NR	4.75%	06/30/08	496	494,460
Nextel Communications, Inc., Term Loan C(g)	NR	4.937%	12/31/08	496	494,461

					8,298,825

Autos – Cars & Trucks — 1.8%
Arvin Capital I, Gtd. Notes	Ba2	9.50%	02/01/27	750	778,125
Dura Operating Corp., Gtd. Notes, Ser. B	B1	8.625%	04/15/12	750	768,750
General Motors Corp., Sr. Notes	Baa1	7.125%	07/15/13	200	198,932
TRW Automotive, Inc., Sr. Notes	B1	9.375%	02/15/13	850	922,250

					2,668,057

Broadcasting & Other Media — 2.9%
Allbritton Communications Co., Sr. Sub. Notes	B3	7.75%	12/15/12	500	516,250
Gray Television, Inc., Gtd. Notes	B3	9.25%	12/15/11	300	331,500
Quebecor Media, Inc., Sr. Notes (Canada)	B2	11.125%	07/15/11	1,050	1,202,250
Shaw Communications, Inc., Sr. Notes (Canada)	Ba2	8.25%	04/11/10	600	667,500
Vivendi Universal SA, Sr. Notes (France)	B1	9.25%	04/15/10	200	227,500
Young Broadcasting Inc., Sr. Notes	B2	8.50%	12/15/08	900	963,000
Young Broadcasting, Inc., Gtd. Notes	Caa1	10.00%	03/01/11	400	433,000

					4,341,000

Cable — 4.0%
CanWest Media, Inc., Sr. Sub. Notes (Canada)	B2	10.625%	05/15/11	775	883,500
CSC Holdings, Inc., Debs., Ser. B	B1	8.125%	08/15/09	500	517,500
CSC Holdings, Inc., Sr. Notes, Ser. B	B1	7.625%	04/01/11	750	757,500
CSC Holdings, Inc., Sr. Notes, Ser. B	B1	8.125%	07/15/09	425	438,812
DirecTV Holdings Finance, Sr. Notes	B1	8.375%	03/15/13	925	1,031,375
EchoStar DBS Corp., Sr. Notes	Ba3	10.375%	10/01/07	650	719,875
Mediacom Broadband LLC, Gtd. Notes	B2	11.00%	07/15/13	670	745,375
Rogers Cablesystems, Ltd., Notes (Canada)	Ba2	6.25%	06/15/13	725	723,188
Rogers Cablesystems, Ltd., Sr. Notes, Ser. B (Canada)	Ba2	10.00%	03/15/05	110	119,350

					5,936,475

Chemicals — 2.0%
Equistar Chemicals LP	B1	8.75%	02/15/09	250	242,500
Equistar Chemicals LP, Gtd. Notes	B1	10.125%	09/01/08	450	463,500
Hercules, Inc., Gtd. Notes	Ba2	11.125%	11/15/07	220	256,300
ISP Chemco, Inc., Ser. B	B2	10.25%	07/01/11	800	904,000

SEE NOTES TO FINANCIAL STATEMENTS.

B41

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Chemicals (cont’d.)
Lyondell Chemical Co., Gtd. Notes	Ba3	9.50%	12/15/08	$330	$313,500
Lyondell Chemical Co., Sec’d. Notes	Ba3	9.50%	12/15/08	300	285,000
Millennium America, Inc., Gtd. Notes	Ba1	9.25%	06/15/08	575	618,125

					3,082,925

Containers — 3.5%
Crown European Holdings SA, Sec’d. Notes (France)	B1	9.50%	03/01/11	775	837,000
Greif, Inc., Gtd. Notes	B2	8.875%	08/01/12	500	537,500
Jefferson Smurfit Corp., Sr. Notes	B2	7.50%	06/01/13	650	663,000
Kappa Beheer BV, Gtd. Notes (Netherlands)	B2	10.625%	07/15/09	775	830,219
Norampac, Inc., Sr. Notes (Canada)	Ba2	6.75%	06/01/13	1,400	1,470,000
Owens-Brockway, Sec’d. Notes	B1	7.75%	05/15/11	300	317,250
Owens-Brockway, Sec’d. Notes	B1	8.75%	11/15/12	575	623,875

					5,278,844

Cosmetics & Toiletries — 0.6%
JohnsonDiversey, Inc., Sr. Sub. Notes	B2	9.625%	05/15/12	800	894,000

Distribution/Wholesale — 0.5%
Aviall, Inc., Sr. Notes	B1	7.625%	07/01/11	700	709,625

Drugs & Health Care — 5.2%
Alaris Medical Systems, Inc., Sr. Sub. Notes	B3	7.25%	07/01/11	650	658,125
Apogent Technologies, Inc., Sr. Sub Notes	Ba2	6.50%	05/15/13	1,905	1,966,912
Fresenius Medical Care Capital Trust II, Gtd. Notes	Ba2	7.875%	02/01/08	75	78,938
Fresenius Medical Care Capital Trust IV, Gtd. Notes	Ba2	7.875%	06/15/11	975	1,028,625
HCA, Inc., Sr. Notes	Ba1	7.875%	02/01/11	650	727,940
HEALTHSOUTH Corp., Sr. Notes(a)	Caa2	8.375%	10/01/11	300	235,500
HEALTHSOUTH Corp., Sr. Notes(a)	Caa2	8.50%	02/01/08	590	463,150
PacifiCare Health Systems, Inc., Gtd. Notes	B2	10.75%	06/01/09	1,000	1,147,500
Rotech Healthcare, Inc., Sr. Sub. Notes	B2	9.50%	04/01/12	700	719,250
Total Renal Care Holdings, Inc., Conv.	B2	7.00%	05/15/09	750	788,438

					7,814,378

Electronics — 1.3%
Legrand SA, Sr. Notes (France)	B1	10.50%	02/15/13	850	947,750
L-3 Communications Corp., Sr. Sub. Notes	Ba3	6.125%	07/15/13	1,050	1,060,500

					2,008,250

Entertainment — 1.2%
Park Place Entertainment Corp., Sr. Notes	Ba1	7.00%	04/15/13	300	321,000
Park Place Entertainment Corp., Sr. Sub. Notes	Ba2	7.875%	03/15/10	400	430,000
Park Place Entertainment Corp., Sr. Sub. Notes	Ba2	8.875%	09/15/08	300	330,750
Six Flags, Inc., Sr. Notes	B2	9.75%	04/15/13	740	732,600

					1,814,350

Financials — 4.1%
Arch Western Finance, Sr. Notes	Ba2	6.75%	07/01/13	400	410,000
Bluewater Finance, Ltd., Gtd. Notes	B1	10.25%	02/15/12	600	594,000
Calpine Canada Energy Finance, Gtd. Notes (Canada)	B1	8.50%	05/01/08	50	39,000
Fiat Finance Lux Ltd., SA (Luxembourg)	Ba1	3.25%	01/09/07	800	765,000
FINOVA Group, Inc.	NR	7.50%	11/15/09	2,300	1,000,500
Gemstone Investor, Ltd., Gtd. Notes	Caa1	7.71%	10/31/04	300	298,500
Jet Equipment Trust, Ser. 1995-A	Caa1	10.00%	06/15/12	300	87,000
MDP Acquisitions PLC, Sr. Notes	B2	9.625%	10/01/12	1,000	1,105,000
Mizuho JGB Investment, Ser. A(f)	Baa2	9.87%	12/29/49	750	790,313
Riggs Capital Trust, Gtd. Notes	Ba2	8.625%	12/31/26	800	780,000
Tokai Preferred Capital Co. LLC, Ser. A(f)	Baa2	9.98%	12/29/49	240	254,952

					6,124,265

SEE NOTES TO FINANCIAL STATEMENTS.

B42

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Food & Beverage — 1.1%
Ingles Markets, Inc., Gtd. Notes	Ba3	8.875%	12/01/11	$575	$578,594
Merisant Co., Sr. Sub. Notes	B2	9.50%	07/15/13	85	87,975
Remy Cointreau SA, Sr. Notes (France)	NR	10.00%	07/30/05	50	58,853
Roundy’s, Inc., Sr. Sub. Notes, Ser. B	B2	8.875%	06/15/12	875	914,375

					1,639,797

Forest & Paper — 2.5%
Abitibi-Consolidated, Inc., (Canada)	Ba1	8.55%	08/01/10	500	560,079
Abitibi-Consolidated, Inc., Debs. (Canada)	Ba1	8.85%	08/01/30	50	53,127
Abitibi-Consolidated, Inc., Notes (Canada)	Ba1	6.00%	06/20/13	120	114,211
Georgia-Pacific Corp., Deb. Notes	Ba3	9.125%	07/01/22	750	723,750
Georgia-Pacific Corp., Deb. Notes	Ba3	9.50%	12/01/11	300	330,375
Georgia-Pacific Corp., Deb. Notes	Ba3	9.875%	11/01/21	300	303,000
Georgia-Pacific Corp., Notes	Ba3	8.875%	05/15/31	800	784,000
Moore North America Finance, Sr. Notes	B1	7.875%	01/15/11	800	834,000

					3,702,542

Gaming — 2.5%
Boyd Gaming Corp., Sr. Sub. Notes	B1	7.75%	12/15/12	900	955,125
Jupiters, Ltd., Gtd. Notes	Ba2	8.50%	03/01/06	650	715,000
Mandalay Resort, Debs.	Ba2	6.70%	11/15/96	50	50,500
Mandalay Resort, Sr. Sub. Notes	Ba3	7.625%	07/15/13	980	1,002,050
Mandalay Resort Group, Sr. Sub. Notes	Ba3	9.375%	02/15/10	100	113,000
MGM Mirage, Inc., Gtd. Notes	Ba2	8.375%	02/01/11	850	966,875

					3,802,550

Hospitals/Hospital Management — 1.2%
Beverly Enterprises, Inc., Gtd. Notes	B1	9.00%	02/15/06	200	195,500
Beverly Enterprises, Inc., Sr. Notes	B1	9.625%	04/15/09	400	384,000
Extendicare Health Services, Inc., Gtd. Notes	B3	9.35%	12/15/07	120	114,300
Extendicare Health Services, Inc., Gtd. Notes	B2	9.50%	07/01/10	800	840,000
Tenet Healthcare Corp.	Ba3	7.375%	02/01/13	250	241,250

					1,775,050

Lodging — 2.7%
Extended Stay America, Inc., Sr. Sub. Notes	B2	9.875%	06/15/11	950	1,021,250
Hilton Hotels Corp., Notes	Ba1	7.625%	12/01/12	1,050	1,149,750
Host Marriot LP, Gtd. Notes, Ser. G	Ba3	9.25%	10/01/07	300	322,500
Host Marriot LP, Sr. Notes, Ser. E	Ba3	8.375%	02/15/06	650	672,750
Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes	Ba1	7.375%	05/01/07	650	684,125
Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes	Ba1	7.875%	05/01/12	250	273,750

					4,124,125

Manufacturing — 3.7%
BRL Universal Equipment LP, Ser. 2001-A, Sec’d Notes	Ba3	8.875%	02/15/08	625	678,125
Dresser, Inc., Gtd. Notes	B2	9.375%	04/15/11	900	927,000
SPX Corp., Sr. Notes	Ba3	6.25%	06/15/11	650	663,000
SPX Corp., Sr. Notes	Ba3	7.50%	01/01/13	600	649,500
Tyco International Group SA, Gtd. Notes (Luxembourg)	Ba2	6.125%	01/15/09	100	104,000
Tyco International Group SA, Gtd. Notes (Luxembourg)	Ba2	6.75%	02/15/11	1,400	1,484,000
Tyco International Group SA, Notes (Luxembourg)	Ba2	6.375%	10/15/11	1,025	1,081,375

					5,587,000

Office Equipment & Supplies — 0.5%
Xerox Capital Europe PLC, Gtd. Notes (United Kingdom)	B1	5.875%	05/15/04	700	703,500

Oil & Gas Exploration & Production — 8.8%
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.75%	01/15/15	150	160,125
Chesapeake Energy Corp., Gtd. Notes	Ba3	9.00%	08/15/12	275	306,625
Chesapeake Energy Corp., Sr. Notes	Ba3	7.50%	09/15/13	300	318,750

SEE NOTES TO FINANCIAL STATEMENTS.

B43

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Oil & Gas Exploration & Production (cont’d.)
CMS Panhandle Holding Co., Sr. Notes	Ba2	6.50%	07/15/09	$650	$718,250
Coastal Corp., Notes	Caa1	7.75%	06/15/10	150	139,875
Coastal Corp., Sr. Debs.	Caa1	7.75%	10/15/35	400	336,000
El Paso Corp., Sr. Notes	Caa1	6.75%	05/15/09	200	183,000
El Paso Corp., Sr. Notes	Caa1	7.75%	01/15/32	750	631,875
El Paso Energy, Sr. Notes	Caa1	7.375%	12/15/12	850	760,750
El Paso Production Holdings, Sr. Notes	B2	7.75%	06/01/13	1,300	1,296,750
GulfTerra Energy Partners LP, Gtd. Notes, Ser. B	B1	8.50%	06/01/11	100	107,000
GulfTerra Energy Partners LP, Sr. Sub. Notes	B1	8.50%	06/01/10	350	374,500
Hanover Equipment Trust, Sec’d. Notes, Ser. A	B2	8.50%	09/01/08	700	735,000
Leviathan Gas Pipeline Partners LP, Gtd. Notes, Ser. B	B1	10.375%	06/01/09	450	480,375
Newpark Resources, Inc., Gtd. Notes, Ser. B	B2	8.625%	12/15/07	575	589,375
PEMEX Master Trust	Baa1	7.375%	12/15/14	300	328,500
Pride International, Inc., Sr. Notes	Ba2	9.375%	05/01/07	450	464,625
Sesi LLC, Gtd. Notes	B1	8.875%	05/15/11	800	860,000
The Williams Cos., Inc.	B3	8.75%	03/15/32	600	624,000
The Williams Cos., Inc., Notes	B3	8.125%	03/15/12	1,050	1,076,250
The Williams Cos., Inc., Notes	B3	9.25%	03/15/04	850	871,250
The Williams Cos., Inc., Sr. Notes	B3	8.625%	06/01/10	575	600,875
Vintage Petroleum, Inc., Sr. Notes	Ba3	8.25%	05/01/12	500	550,000
Vintage Petroleum, Inc., Sr. Sub. Notes	B1	7.875%	05/15/11	690	740,025

					13,253,775

Printing & Publishing — 4.3%
American Media Operations, Inc, Sr. Sub. Notes	B2	8.875%	01/15/11	200	216,500
American Media Operations, Inc., Gtd. Notes, Ser. B	B2	10.25%	05/01/09	475	513,000
Cadmus Communications Corp., Gtd. Notes	B2	9.75%	06/01/09	750	799,687
Dex Media East LLC, Gtd. Notes	B2	9.875%	11/15/09	600	669,000
Garden State Newspapers, Inc., Sr. Sub. Notes	B2	8.625%	07/01/11	700	729,750
Garden State Newspapers, Inc., Sr. Sub. Notes, Ser. B	B2	8.75%	10/01/09	200	206,500
Hollinger International Publishing, Inc., Sr. Notes	B2	9.00%	12/15/10	700	749,000
Houghton Mifflin Co., Sr. Notes	B2	8.25%	02/01/11	600	633,000
Mail-Well I Corp., Gtd. Notes	B1	9.625%	03/15/12	760	799,900
PRIMEDIA, Inc., Sr. Notes	B3	8.00%	05/15/13	650	666,250
R.H. Donnelley, Finance Corp., Sr. Notes	B1	8.875%	12/15/10	500	552,500

					6,535,087

Real Estate Investment Trust — 1.6%
Choctaw Resort Development Enterprise, Sr. Notes	B1	9.25%	04/01/09	600	647,250
Forest City Enterprises, Inc., Sr. Notes	Ba3	7.625%	06/01/15	975	1,022,531
Ventas Realty LP, Sr. Notes	Ba3	8.75%	05/01/09	700	756,000

					2,425,781

Retail — 1.0%
AmeriGas Partners LP, Sr. Notes	Ba3	8.83%	04/19/10	175	188,596
AmeriGas Partners LP, Sr. Notes	B2	10.00%	04/15/06	200	218,000
AmeriGas Partners LP, Sr. Notes, Ser. B	B2	8.875%	05/20/11	200	218,000
Ferrellgas Partners LP, Sr. Notes	B2	8.75%	06/15/12	800	868,000

					1,492,596

Steel & Metals — 0.1%
Compass Minerals Group, Inc., Gtd. Notes	B3	10.00%	08/15/11	200	224,000

Telecommunications — 8.1%
American Cellular Corp., Gtd. Notes	Caa3	9.50%	10/15/09	300	150,000
AT&T Corp., Sr. Notes(b)	Baa2	8.50%	11/15/31	450	510,250
Insight Midwest LP, Sr. Notes	B2	9.75%	10/01/09	275	290,813
Insight Midwest LP, Sr. Notes	B2	10.50%	11/01/10	425	466,437
PanAmSat Corp., Gtd. Notes	Ba3	8.50%	02/01/12	1,350	1,461,375
Qwest Capital Funding, Inc., Gtd. Notes	Caa2	7.25%	02/15/11	1,275	1,045,500

SEE NOTES TO FINANCIAL STATEMENTS.

B44

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Telecommunications (cont’d.)
Qwest Capital Funding, Inc., Gtd. Notes	Caa2	7.75%	02/15/31	$75	$58,500
Qwest Capital Funding, Inc., Gtd. Notes	Caa2	7.90%	08/15/10	350	292,250
Qwest Communications International, Inc., Sr. Notes, Ser. B	Caa1	7.50%	11/01/08	150	138,750
Qwest Corp.	NR	6.95%	06/30/10	1,000	1,001,199
Qwest Corp.	Ba3	8.875%	03/15/12	1,300	1,452,750
Rogers Cantel, Inc., Deb. (Canada)	Ba3	9.375%	06/01/08	700	729,750
Rogers Cantel, Inc., Sr. Notes (Canada)	Ba3	8.30%	10/01/07	150	153,937
Rogers Communications, Inc., (Canada)	B2	2.00%	11/26/05	375	339,844
Rural Cellular Corp., Sr. Sub. Notes, Ser. B	Caa1	9.625%	05/15/08	750	663,750
Sprint Capital Corp., Gtd. Notes	Baa3	6.125%	11/15/08	220	238,772
Sprint Capital Corp., Gtd. Notes	Baa3	6.90%	05/01/19	250	261,862
Sprint Capital Corp., Gtd. Notes	Baa3	7.625%	01/30/11	850	970,229
Sprint Capital Corp., Notes	Baa3	8.375%	03/15/12	750	897,988
Telus Corp., Notes	Ba1	7.50%	06/01/07	350	390,250
WorldCom, Inc.-WorldCom Group(a)	NR	8.25%	05/15/31	1,250	368,750
WorldCom, Inc.-WorldCom Group, Sr. Notes(a)	NR	6.95%	08/15/28	1,150	339,250

					12,222,206

Tobacco — 0.6%
DIMON, Inc., Gtd. Notes, Ser. B	Ba3	9.625%	10/15/11	500	550,000
DIMON, Inc., Sr. Notes	Ba3	7.75%	06/01/13	300	308,250

					858,250

Utilities — 7.6%
AES Corp., Sr. Sec’d. Notes	B2	8.75%	05/15/13	970	1,008,800
AES Ironwood LLC, Sec’d. Notes	B2	8.857%	11/30/25	493	513,279
Calpine Inc., Gtd. Notes	B1	8.40%	05/30/12	1,011	1,005,689
CenterPoint Energy Resources Corp.(f)	Ba1	6.375%	11/01/03	150	151,500
CenterPoint Energy Resources Corp., Notes	Ba1	7.875%	04/01/13	900	1,035,220
CMS Energy Corp., Sr. Notes	B3	7.625%	11/15/04	175	177,625
CMS Energy Corp., Sr. Notes	B3	8.90%	07/15/08	800	837,000
Edison International, Inc., Notes	B3	6.875%	09/15/04	700	703,500
IPALCO Enterprises, Inc., Sec’d. Notes	Ba1	7.375%	11/14/08	300	328,500
IPALCO Enterprises, Inc., Sec’d. Notes	Ba1	7.625%	11/14/11	250	273,750
Niagara Mohawk Power Co., Sr. Disc. Notes, Ser. H, Zero Coupon (until 07/01/03)	Baa3	8.50%	07/01/10	50	52,420
Peabody Energy Corp., Sr. Notes	Ba3	6.875%	03/15/13	700	733,250
PSEG Energy Holdings, Inc., Notes	Baa3	7.75%	04/16/07	450	475,875
PSEG Energy Holdings, Inc., Sr. Notes	Baa3	8.50%	06/15/11	950	1,021,250
Reliant Energy Resources Corp., Notes	Ba1	7.75%	02/15/11	650	740,735
Southern California Edison Co., First Mtge. Notes	Ba2	8.00%	02/15/07	800	877,000
Texas Utility, Sr. Notes	Ba2	8.83%	08/15/04	435	451,312
TXU Energy Co., Notes	Baa2	7.00%	03/15/13	1,000	1,106,731

					11,493,436

Waste Management — 1.9%
Allied Waste North America, Inc., Gtd. Notes, Ser. B	Ba3	7.875%	01/01/09	10	10,463
Allied Waste North America, Inc., Gtd. Notes, Ser. B	Ba3	8.50%	12/01/08	610	655,750
Allied Waste North America, Inc., Gtd. Notes, Ser. B	Ba3	8.875%	04/01/08	575	623,875
Allied Waste North America, Inc., Sr. Notes	Ba3	7.875%	04/15/13	500	523,125
Allied Waste North America, Inc., Sr. Sec’d	Ba3	9.25%	09/01/12	1,000	1,102,500

					2,915,713

TOTAL CORPORATE BONDS (cost $116,057,945)					122,836,458

FOREIGN GOVERNMENT OBLIGATIONS — 8.2%
Republic of Brazil, Ser. EI-L (Brazil)(f)	B2	2.563%	04/15/06	1,008	947,520
Republic of Brazil, Ser. L (Brazil)	B2	8.00%	04/15/14	369	324,649
Republic of Brazil, Ser. R (Brazil)	B2	8.00%	04/15/14	2,992	2,629,656

SEE NOTES TO FINANCIAL STATEMENTS.

B45

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (cont’d.)
Republic of Brazil, Ser. RG (Brazil)(f)	B2	2.563%	04/15/06	$384	$360,960
Republic of Colombia (Columbia)	Ba2	7.625%	02/15/07	100	107,250
Republic of Colombia (Columbia)	Ba2	10.00%	01/23/12	1,350	1,512,000
Republic of Colombia (Columbia)	Ba2	10.375%	01/28/33	500	575,000
Republic of Panama (Panama)	Ba1	5.00%	07/17/14	64	57,499
Republic of Panama (Panama)	Ba1	8.875%	09/30/27	1,100	1,199,000
Republic of Panama (Panama)	Ba1	9.375%	07/23/12	350	404,250
Republic of Panama (Panama)	Ba1	9.375%	07/23/12	400	462,000
Republic of Peru (Peru)	Ba3	9.125%	01/15/08	250	271,250
Republic of Peru (Peru)	Ba3	9.125%	02/21/12	1,750	1,866,375
Russian Federation (Russia)	Ba2	5.00%	03/31/30	130	126,295
United Mexican States (Mexico)	Baa2	6.375%	01/16/13	1,500	1,590,000

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (cost $11,531,635)					12,433,704

TOTAL LONG-TERM INVESTMENTS (cost $127,589,580)					135,270,162

SHORT-TERM INVESTMENTS
CORPORATE BONDS — 1.1%
HEALTHSOUTH Corp.(a)	D(k)	3.25%	04/01/03	425	425,000
TXU Corp., Sr. Notes, Ser. D	Ba1	5.52%	08/16/03	1,200	1,202,179

					1,627,179

COMMERCIAL PAPER — 2.6%
Barclays US Funding Corp.	P-1	1.20%	08/27/03	800	798,480
CBA Delaware Finance, Inc.	NR	1.22%	08/01/03	100	99,895
Danske Corp.	P-1	1.20%	08/13/03	400	399,427
Danske Corp.	P-1	1.21%	08/20/03	1,000	998,319
Danske Corp.	P-1	1.235%	07/08/03	1,000	999,760
HBOS Treasury Services PLC (United Kingdom)	P-1	1.18%	08/26/03	400	399,266
HBOS Treasury Services PLC (United Kingdom)	P-1	1.21%	08/18/03	300	299,516

					3,994,663

U.S. GOVERNMENT OBLIGATIONS — 0.3%
United States Treasury Bills(h)(i)		1.015%	08/14/03	70	69,913
United States Treasury Bills(h)(i)		1.02%	08/14/03	55	54,931
United States Treasury Bills(h)(i)		1.04%	08/14/03	195	194,749
United States Treasury Bills(h)(i)		1.055%	08/14/03	10	9,987
United States Treasury Bills(h)(i)		1.065%	08/14/03	10	9,987
United States Treasury Bills(h)(i)		1.07%	08/14/03	100	99,869

					439,436

REPURCHASE AGREEMENT — 3.2%
State Street Bank & Trust Co. Repurchase Agreement(c)		0.50%	07/01/03	4,811	4,810,632

TOTAL SHORT-TERM INVESTMENTS (cost $10,871,910)					10,871,910

TOTAL INVESTMENTS BEFORE OUTSTANDING OPTIONS WRITTEN — 96.9% (cost $138,461,490; Note 6)					146,142,072

OUTSTANDING OPTIONS WRITTEN(j) — (0.4%)				Contracts/ Notional
Call Options — (0.3%)
Swap Option, expiring 10/07/04 @ 4.0%				5,000,000	(129,065)
Swap Option 3 month LIBOR, expiring 01/07/05 @ 5.0%				2,500,000	(173,350)
Swap Option 3 month LIBOR, expiring 01/07/05 @ 5.5%				1,400,000	(129,678)
United States Treasury Notes, expiring 08/22/03 @ $121.00				34,000	(6,906)

					(438,999)

SEE NOTES TO FINANCIAL STATEMENTS.

B46

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

OUTSTANDING OPTIONS WRITTEN(j) (Continued)	Contracts/ Notional	Value (Note 2)
Put Options — (0.1%)
Swap Option 3 month LIBOR, expiring 01/07/05 @ 7.00%	3,100,000	$(16,170)
Swap Option 3 month LIBOR, expiring 10/17/04 @ 6.50%	5,000,000	(40,660)
United States Treasury Bonds, expiring 08/22/03 @ $117.00	18,000	(32,906)

		(89,736)

TOTAL OUTSTANDING OPTIONS WRITTEN (premium received $414,813)		(528,735)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN — 96.5% (cost $138,046,677)		145,613,337
UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS(e)		268
OTHER ASSETS IN EXCESS OF LIABILITIES — 3.5%		5,208,864

TOTAL NET ASSETS — 100.0%		$150,822,469

The following abbreviations are used in portfolio descriptions:

NR	Not Rated by Moody’s or Standard & Poor’s

(a)	Represents issuer in default on interest payments, non-income producing security.

(b)	Variable rate security. Rate dependent on changes in Standard & Poor’s or Moody’s rating.

(c)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $4,810,699 due 07/01/03. The value of the collateral including accrued interest was $4,907,419.

(d)	A TRAIN (Targeted Return Index Securities Trust) is a trust established pursuant to a series trust agreement by Lehman Brothers, Inc. Each registered holder of certificates issued by the TRAIN is a beneficial owner of a fractional undivided interest in the TRAIN and is entitled to receive a pro rata share of interest and other amounts or property distributed. Rate shown reflects the weighted average rate of the underlying securities as of June 30, 2003.

(e)	Outstanding forward currency contract as of June 30, 2003 was as follows:
Foreign Currency Contracts	Value at Settlement Date	Value at June 30, 2003	Unrealized Appreciation
Sold:
Eurodollars expiring 7/30/03	$65,662	$65,394	$268

(f)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2003.

(g)	Loan participation agreement.

(h)	Security segregated as collateral for options written.

(i)	Rate quoted represents yield-to-maturity as of purchase date.

(j)	Non-income producing security.

(k)	Standard & Poor’s rating.

SEE NOTES TO FINANCIAL STATEMENTS.

B47

SP PIMCO TOTAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 99.4% LONG-TERM BONDS — 99.4%	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Asset Backed Securities — 0.2%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1(b)	Aaa	1.318%	08/21/30	204	$203,841
Advanta Mortgage Loan Trust, Series 1999-4(b)	Aaa	1.41%	11/25/29	93	92,486
Block Mortgage Finance, Inc., Series 1998-2(b)	Aaa	1.215%	08/25/28	161	159,721
Brazos Student Loan Finance Corp., Series 1998-A(b)	Aaa	1.82%	06/01/23	393	397,617
First Nationwide Trust, Series 2001-4	AAA(c)	8.50%	09/25/31	153	158,638
Wells Fargo Mortgage Backed Securities Trust, Series 2001-25(b)	Aaa	6.431%	10/25/31	189	189,415

					1,201,718

Collateralized Mortgage Obligations — 5.6%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11(b)	Aaa	5.663%	02/25/33	3,053	3,106,377
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-5(b)	Aaa	6.004%	06/25/32	2,020	2,071,325
Bear Stearns Adjustable Rate Mortgage Trust, Series 2001-6(b)	Aaa	6.598%	09/25/31	79	78,740
Countrywide Home Loans, Series 2002-7(b)	Aaa	5.46%	05/19/32	518	524,569
Federal Home Loan Mortgage Corp., Series 2504	NR	5.25%	04/15/26	3,068	3,090,432
Federal Home Loan Mortgage Corp., Series 2535	NR	5.00%	09/15/16	5,794	5,983,250
Federal Home Loan Mortgage Corp., Series 2071	NR	6.50%	05/15/25	109	109,370
Federal Home Loan Mortgage Corp., Series 1578	NR	6.65%	07/15/22	471	475,189
Federal National Mortgage Association, Series 2002-16	NR	5.50%	07/25/29	2,920	2,946,009
Federal National Mortgage Association, Series 2001-29	NR	6.50%	07/25/31	338	360,789
Federal National Mortgage Association, Series 2003-W1	NR	6.50%	12/25/42	2,131	2,295,216
Federal National Mortgage Association, Series 2001-13	NR	6.00%	12/25/28	733	739,188
G-Wing, Ltd., Series 2001-WH1A(b)	BBB(c)	3.96%	11/06/11	288	282,864
Government Lease Trust, Series 1999-C1A	A(c)	4.00%	05/18/11	1,500	1,484,714
Government National Mortgage Association, Series 2000-14(b)	Aaa	1.83%	02/16/30	114	114,511
Homeside Mortgage Securities Trust, Series 2001-1(b)	Aaa	1.519%	01/20/27	191	188,907
Indymac Arm Trust, Series 2001-H2(b)	Aaa	6.596%	01/25/31	124	127,031
Master Asset Securitization Trust, Series 2003-7	NR	5.50%	07/31/33	6,700	6,785,110
Mellon Residental Funding Corp., Series 1999-TBC2(b)	NR	6.006%	07/25/29	155	156,037
Mortgage Capital Funding, Inc., Series 1996-MC1	AAA(c)	7.90%	02/15/06	260	291,037
PNC Mortgage Securities Corp., Series 2001-1	Aaa	7.50%	02/25/31	8	7,889
Residential Asset Securitization Trust, Series 1999-A8	AAA(c)	7.875%	01/25/30	140	142,981
Residential Funding Mortgage Securities I, Series 2003-S9	Aaa	6.50%	03/25/32	5,018	5,171,700
Structured Asset Mortgage Investments, Inc., Series 1999-1(b)	AAA(c)	6.503%	06/25/29	376	382,723
Washington Mutual, Inc., Series 2003-AR1(b)	Aaa	5.459%	02/25/33	2,297	2,363,352
Washington Mutual, Inc., Series 1999-WM1(b)	NR	6.299%	10/19/39	210	210,451

					39,489,761

CORPORATE BONDS — 7.0%
Airlines
United Air Lines, Inc., Pass-Through Certs. Series A-4(a)	Caa2	9.21%	01/21/17	200	55,886

Auto – Cars & Trucks — 0.1%
Ford Motor Co.	Baa1	7.45%	07/16/31	900	824,459

Financial Services — 2.4%
CIT Group, Inc., M.T.N.(b)	A2	2.78%	03/01/04	1,250	1,260,155
Ford Motor Credit Co.	A3	7.25%	10/25/11	2,250	2,313,164
Ford Motor Credit Co., M.T.N.(b)	A3	2.04%	03/08/04	1,700	1,696,376
General Electric Capital Corp., M.T.N.	Aaa	6.125%	02/22/11	1,500	1,710,440
General Motors Acceptance Corp.	A3	6.875%	09/15/11	2,500	2,508,342
General Motors Acceptance Corp.	A3	8.00%	11/01/31	1,000	981,165
General Motors Acceptance Corp., M.T.N.(b)	A3	1.679%	07/21/04	1,000	988,752
PEMEX Master Trust	Baa1	7.375%	12/15/14	2,000	2,190,000
PEMEX Master Trust	Baa1	8.625%	02/01/22	500	571,250
PEMEX Master Trust	Baa1	9.125%	10/13/10	2,000	2,420,000

					16,639,644

Forest Products — 0.4%
Weyerhaeuser Co.(b)	Baa2	2.244%	09/15/03	2,500	2,500,163

SEE NOTES TO FINANCIAL STATEMENTS.

B48

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Media — 0.6%
Comcast Corp.	Baa3	5.85%	01/15/10	2,000	$2,200,596
Comcast Corp.	Baa3	6.50%	01/15/15	1,660	1,866,894

					4,067,490

Oil & Gas — 0.6%
El Paso Corp.	Baa2	7.125%	05/06/09	1,200	1,219,547
El Paso Energy Corp., M.T.N.	Caa1	7.75%	01/15/32	2,090	1,760,825
El Paso Energy Corp., M.T.N.	Caa1	7.80%	08/01/31	750	631,875
The Williams Cos., Inc.	B3	7.50%	01/15/31	500	472,500

					4,084,747

Telecommunications — 1.6%
AT&T Corp.(f)	Baa2	7.30%	11/15/11	500	571,556
AT&T Corp.(f)	Baa2	8.50%	11/15/31	3,000	3,401,667
Qwest Capital Funding, Inc.	Caa2	7.25%	02/15/11	200	164,000
Qwest Corp.	Ba3	8.875%	03/15/12	2,650	2,961,375
Sprint Capital Corp.	Baa3	6.875%	11/15/28	1,900	1,906,146
Sprint Capital Corp.	Baa3	7.625%	01/30/11	1,000	1,141,446
Sprint Capital Corp.	Baa3	8.375%	03/15/12	1,000	1,197,317

					11,343,507

Utility – Electric — 0.9%
ALLETE, Inc.(b)	Baa1	2.179%	10/20/03	2,000	2,000,160
Entergy Gulf States, Inc.(b)	Baa3	1.96%	06/18/07	3,500	3,495,807
Texas Utilities Electric Co.	Baa1	8.25%	04/01/04	1,000	1,047,028

					6,542,995

Waste Management — 0.4%
Waste Management, Inc.	Baa3	7.00%	10/15/06	2,775	3,137,565

TOTAL CORPORATE BONDS (cost $45,070,223)					49,196,456

CONVERTIBLE BOND — 0.6%
General Motors Corp.	Baa1	6.25%	07/15/33	161	3,982,513

FOREIGN GOVERNMENT BONDS — 9.0%
Canadian Government, (Canada)	AAA(c)	4.50%	09/01/07	9,300	7,076,556
Canadian Government, (Canada)	Aaa	6.00%	06/01/08	8,100	6,547,959
Federal Republic of Brazil, (Brazil)	B2	8.00%	04/15/14	7,388	6,492,979
Federal Republic of Colombia, (Columbia)	Ba2	10.75%	01/15/13	1,000	1,170,000
Federal Republic of Germany, (Germany)	Aaa	5.00%	07/04/11	9,400	11,825,359
Federal Republic of Germany, (Germany)	Aaa	5.25%	07/04/10	9,600	12,253,349
Federal Republic of Germany, (Germany)	Aaa	5.25%	01/04/11	7,900	10,092,557
Federal Republic of Panama, (Panama)	Ba1	8.25%	04/22/08	1,800	1,989,000
Federal Republic of Panama, (Panama)	Ba1	8.875%	09/30/27	750	817,500
Federal Republic of Peru, (Peru)	Ba3	9.125%	01/15/08	500	542,500
Federal Republic of Peru, (Peru)	Ba3	9.875%	02/06/15	2,500	2,743,750
United Mexican States, (Mexico)	Baa2	8.375%	01/14/11	1,500	1,797,000

					63,348,509

MUNICIPAL BONDS — 4.3%
California St., Rev. Antic. Wts., Ser. A	MIG1	2.00%	06/16/04	5,900	5,948,970
Chicago, IlI., G.O., Proj. & Ref., Ser. A	Aaa	5.00%	01/01/41	300	308,472
Clark Cnty. Nev., Bond Bank, G.O., M.B.I.A.	Aaa	5.00%	06/01/32	3,000	3,125,730
Dallas, TX Indpt. Sch. Dist.	Aaa	5.00%	02/15/21	2,000	2,110,960
Georgia St., Rd. & Thrwy. Auth. Rev.	Aaa	5.00%	03/01/21	700	744,751
Golden St. Tobacco Securitization Corp., Ser. 2003-A-1	Baa2	6.25%	06/01/33	2,500	2,244,425
Illinois St., G.O., Taxable Pension	Aa3	5.10%	06/01/33	3,400	3,362,090
Massachusetts St. Wtr. Res. Auth., Ser. J, F.S.A.	Aaa	5.00%	08/01/32	2,500	2,601,750
Salt River Proj., Ariz., Agricultural Impvt. & Pwr. Dist. Elec. Sys. Rev., Ser. B	Aa2	4.75%	01/01/32	2,000	2,027,500
South Carolina St. Hwy., Ser. B	Aaa	5.00%	04/01/17	2,000	2,179,600

SEE NOTES TO FINANCIAL STATEMENTS.

B49

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
MUNICIPAL BONDS (cont’d.)
Tobacco Settlement Fin. Corp.	Baa2	6.375%	06/01/32	$ 2,000	$ 1,801,420
Tobacco Settlement Fin. Corp., Asset Bkd., Ser. A-1	AA-(c)	5.50%	06/01/15	2,000	2,170,900
Triborough Bridge & Tunnel Auth., NY, Rev., Rfdg., Ser. B	Aa3	5.00%	11/15/32	1,860	1,931,833

					30,558,401

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 24.5%
United States Treasury Bonds		3.625%	04/15/28	1,023	1,246,725
United States Treasury Bonds		6.00%	02/15/26	9,800	11,714,450
United States Treasury Bonds		6.25%	08/15/23	7,250	8,880,685
United States Treasury Bonds		6.75%	08/15/26	12,400	16,158,266
United States Treasury Bonds		7.50%	11/15/16	4,800	6,515,813
United States Treasury Bonds		8.125%	08/15/19	6,150	8,894,677
United States Treasury Bonds		8.875%	08/15/17	18,100	27,381,897
United States Treasury Bonds		10.625%	08/15/15	6,250	10,368,650
United States Treasury Notes(e)		3.375%	01/15/07	18,737	20,575,466
United States Treasury Notes		3.50%	01/15/11	13,254	15,053,989
United States Treasury Notes		3.625%	01/15/08	18,204	20,423,151
United States Treasury Strip I/O		Zero	02/15/15-02/15/22	54,950	23,880,557
United States Treasury Strip P/O		Zero	02/15/27	3,400	1,046,724

					172,141,050

U.S. GOVERNMENT MORTGAGE BACKED SECURITIES — 48.2%
Federal National Mortgage Association		4.00%	TBA	38,500	38,500,000
Federal National Mortgage Association(b)		4.299%	05/01/36	242	247,474
Federal National Mortgage Association		5.00%	01/01/18	138	142,988
Federal National Mortgage Association		5.00%	TBA	8,000	8,062,496
Federal National Mortgage Association		5.50%	12/01/14-01/01/18	4,000	4,158,198
Federal National Mortgage Association		5.50%	TBA	26,500	27,502,018
Federal National Mortgage Association		5.50%	TBA	17,700	18,380,353
Federal National Mortgage Association		5.936%	11/01/11	984	1,119,973
Federal National Mortgage Association		6.00%	04/01/13-01/01/23	73,436	76,646,596
Federal National Mortgage Association		6.00%	TBA	6,500	6,749,847
Federal National Mortgage Association		6.50%	01/01/28-01/01/33	139,448	145,420,775
Government National Mortgage Association		5.00%	TBA	6,400	6,528,000
Government National Mortgage Association(b)		5.375%	04/20/25-05/20/25	187	194,436
Government National Mortgage Association(b)		5.75%	08/20/24-08/20/27	610	623,604
Government National Mortgage Association		6.00%	TBA	4,000	4,185,000
Government National Mortgage Association		6.50%	12/15/23	28	29,647
Government National Mortgage Association		8.00%	12/15/30-04/15/31	593	639,632
Government National Mortgage Association		9.00%	07/15/30-10/15/30	28	30,228

					339,161,265

			Expiration Date	Shares
WARRANTS(j) — 0.0%
Mexico Value, Ser. B			06/01/04	1,000,000	10,000
Mexico Value, Ser. C			06/01/05	1,000,000	3,000
Mexico Value, Ser. D			06/30/06	1,000,000	1,000
Mexico Value, Ser. E			06/01/07	1,000,000	500

TOTAL WARRANTS					14,500

TOTAL LONG-TERM INVESTMENTS (cost $686,189,809)					699,094,173

SHORT-TERM INVESTMENTS — 21.4%			Maturity Date	Principal Amount (000)
OTHER CORPORATE OBLIGATIONS — 5.1%
Bank of America	NR	1.15%	07/14/03	$ 6,800	6,800,000
Danske Corp.	P-1	1.20%	08/28/03	6,000	5,988,400
Danske Corp.	P-1	1.24%	07/28/03	850	849,210

SEE NOTES TO FINANCIAL STATEMENTS.

B50

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

SHORT-TERM INVESTMENTS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
OTHER CORPORATE OBLIGATIONS (cont’d.)
General Electric Capital Corp.	P-1	1.20%	08/21/03	$ 700	$ 698,810
General Motors Acceptance Corp., M.T.N.	P-2	1.63%	08/04/03	1,000	999,981
HBOS Treasury Services PLC (United Kingdom)	P-1	1.21%	08/29/03	12,000	11,976,203
HBOS Treasury Services PLC (United Kingdom)	P-1	1.245%	08/04/03	2,400	2,397,178
Kraft Foods, Inc.	P-2	2.08%	02/27/04	4,900	4,900,000
Westpac Trust Securities	P-1	1.18%	08/05/03	800	799,082
Westpac Trust Securities	P-1	1.20%	08/14/03	800	798,827

					36,207,691

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 15.7%
Federal Home Loan Bank(i)		1.17%	08/01/03	8,700	8,691,235
Federal Home Loan Mortgage Corp.(i)		1.10%	12/01/03	18,600	18,513,045
Federal Home Loan Mortgage Corp.(i)		1.12%	09/30/03	19,300	19,245,360
Federal Home Loan Mortgage Corp.(i)		1.13%	10/24/03-11/06/03	19,600	19,523,577
Federal Home Loan Mortgage Corp.(i)		1.16%	07/30/03	5,850	5,844,534
Federal Home Loan Mortgage Corp.(i)		1.195%	08/25/03	4,000	3,992,697
Federal National Mortgage Association(i)		1.195%	08/11/03	21,400	21,370,875
United States Treasury Bills(i)		0.815%	08/14/03	500	499,502
United States Treasury Bills(i)		0.855%	08/14/03	500	499,477
United States Treasury Bills(i)		0.99%	08/14/03	500	499,395
United States Treasury Bills(i)		1.005%	08/14/03	500	499,386
United States Treasury Bills(i)		1.015%	08/14/03	1,550	1,548,072
United States Treasury Bills(i)		1.035%	08/14/03	250	249,684
United States Treasury Bills(i)		1.04%	08/14/03	2,000	1,997,458
United States Treasury Bills(i)		1.05%	08/14/03	750	749,037
United States Treasury Bills(i)		1.065%	08/14/03	140	139,818
United States Treasury Bills(i)		1.07%	08/14/03	1,955	1,952,432
United States Treasury Bills(i)		1.075%	08/14/03	2,985	2,981,089
United States Treasury Bills(i)		1.0775%	08/07/03	55	54,939
United States Treasury Bills(i)		1.08%	08/07/03	290	289,678
United States Treasury Bills(i)		1.09%	08/07/03	180	179,798
United States Treasury Bills(i)		1.1035%	08/14/03	250	249,684
United States Treasury Bills(i)		1.105%	08/07/03	415	414,529
United States Treasury Bills(i)		1.11%	08/07/03	375	374,575

					110,359,876

REPURCHASE AGREEMENT — 0.6%
State Street Bank & Trust Co. Repurchase Agreement, 0.5%, 7/1/03(d) (cost $4,036,784)				4,037	4,036,784

OUTSTANDING OPTIONS PURCHASED — 0.0%				Contracts
Put Options
Euro Futures, expiring 3/15/04 @ $ 96.25				500,000	1,250
Swap Option 6 month LIBOR, expiring 5/31/05 @ 0.76%				780,000,000	43,848
Swap Option 6 month LIBOR, expiring 5/31/05 @ 0.76%				780,000,000	44,172

					89,270

TOTAL SHORT-TERM INVESTMENTS (cost $150,695,623)					150,693,621

TOTAL INVESTMENTS BEFORE OUTSTANDING OPTIONS WRITTEN AND INVESTMENTS SOLD SHORT (cost $836,885,432; Note 6)					849,787,794

SEE NOTES TO FINANCIAL STATEMENTS.

B51

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2002 (Unaudited)

			Contracts	Value (Note 2)
OUTSTANDING OPTIONS WRITTEN(a) — (0.3%)
Call Options — (0.3%)
Japan Government Bonds Futures, expiring 8/29/03 @ $145			16,000,000	$ (2,665)
Swap Option 3 month LIBOR, expiring 3/3/04 @ 3.25%			24,800,000	(484,245)
Swap Option 3 month LIBOR, expiring 7/22/03 @ 4.0%			8,200,000	(115,259)
Swap Option 3 month LIBOR, expiring 1/7/05 @ 5.0%			11,500,000	(797,410)
Swap Option 3 month LIBOR, expiring 10/7/04 @ 4.0%			6,200,000	(160,041)
Swap Option 3 month LIBOR, expiring 11/12/03 @ 3.0%			13,500,000	(182,871)
United States Treasury Notes 5 year Futures, expiring 8/22/03 @ $117			92	(17,250)

				(1,759,741)

Put Options
Swap Option 3 month LIBOR, expiring 1/7/05 @ 7.0%			8,000,000	(41,728)
Swap Option 3 month LIBOR, expiring 1/7/05 @ 7.0%			3,500,000	(18,256)
Swap Option 3 month LIBOR, expiring 10/7/04 @ 6.0%			6,200,000	(79,267)
Swap Option 3 month LIBOR, expiring 12/17/03 @ 5.5%			24,500,000	(20,433)

				(159,684)

TOTAL OUTSTANDING OPTIONS WRITTEN (premium received $1,848,310)				(1,919,425)

INVESTMENTS SOLD SHORT — (3.3%)	Interest Rate	Maturity Date	Principal Amount (000)
U.S. Government & Agency Obligations — (3.3%)
United States Treasury Notes	4.375%	05/15/07	$5,500	(5,975,233)
United States Treasury Notes	4.875%	02/15/12	5,250	(5,835,701)
United States Treasury Notes	5.50%	05/15/09	9,900	(11,402,790)

TOTAL INVESTMENTS SOLD SHORT (premium received $23,415,881)				(23,213,724)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND INVESTMENTS SOLD SHORT — 117.2% (cost $811,621,241)				824,654,645
VARIATION MARGIN ON OPEN FUTURES CONTRACTS(g)				385,026
UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS(h)				57,223
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS — (17.2)%				(121,497,130)

TOTAL NET ASSETS — 100.0%				$ 703,599,764

The following abbreviations are used in portfolio descriptions:

F.S.A.	Financial Security Assurance
GO	General Obligation
M.B.I.A.	Municipal Bond Insurance Company
M.T.N.	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
P/O	Principal Only
TBA	Securities purchased on a forward commitment basis

(a)	Represents issuer in default on interest payments, non-income producing security.

(b)	Rate shown reflects current rate on variable rate instrument.

(c)	Standard & Poor’s rating.

(d)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $4,036,840 due 07/01/03. The value of the collateral including accrued interest was $4,122,158.

(e)	Security segregated as collateral for futures contracts.

(f)	Increase/decrease in rate variable upon increase/decrease in Moody’s or Standard & Poor’s rating.

SEE NOTES TO FINANCIAL STATEMENTS.

B52

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

(g)	Open futures contracts as of June 30, 2003 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2003	Unrealized Appreciation/ (Depreciation)
Long Positions:
60	Euribor	Dec 04	$16,817,866	$16,794,612	$(23,254)
110	German 10 Yr Fed Bonds	Sep 03	14,937,848	14,757,784	(180,064)
117	LIBOR	Mar 05	23,250,368	23,177,741	(72,627)
34	LIBOR	Mar 04	6,760,659	6,773,283	12,624
34	LIBOR	Jun 04	6,748,035	6,764,867	16,832 38
38	LIBOR	Sep 04	7,538,003	7,548,193	10,190
14	LIBOR	Dec 04	2,785,348	2,776,581	(8,767)
57	Eurodollars	Sep 04	13,861,642	14,012,738	151,096
9	Eurodollars	Dec 04	2,176,988	2,206,350	29,362
34	Eurodollars	Jun 05	8,310,729	8,289,200	(21,529)
46	U.S. Treasury 5 Yr Notes	Sep 03	5,380,563	5,295,750	(84,813)
757	U.S. Treasury 10 Yr Notes	Sep 03	89,116,926	88,900,188	(216,738)

					(387,688)

Short Positions:
67	U.S. Treasury Bonds	Sep 03	7,970,383	7,862,031	108,352

					$(279,336)

(h)	Outstanding forward foreign currency contracts as of June 30, 2003 were as follows:

Forward Foreign Currency Contract	Value at Settlement Date	Value at June 30, 2003	Unrealized Appreciation
Sold:
Eurodollars expiring 7/30/03	$15,394,860	$15,357,809	$37,051
Pound Sterling expiring 7/31/03	1,103,652	1,083,480	20,172

			$57,223

(i)	Rate quoted represents yield-to-maturity as of purchase date.

(j)	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

B53

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 89.7%		Value (Note 2)
COMMON STOCKS	Shares

Airlines — 0.6%
Continental Airlines, Inc. (Class “B” Stock)(a)	38,200	$571,854

Biotechnology — 5.0%
Abgenix, Inc.(a)	42,000	440,580
Affymetrix, Inc.(a)	17,900	352,809
Cephalon, Inc.(a)	36,300	1,494,108
Gilead Sciences, Inc.(a)	14,000	778,120
IDEC Pharmaceuticals Corp.(a)	11,600	394,400
MedImmune, Inc.(a)	10,382	377,593
Protein Design Labs, Inc.(a)	44,100	616,518

		4,454,128

Capital Markets — 4.0%
Investment Technology Group, Inc.(a)	72,500	1,348,500
Merrill Lynch & Co., Inc.	21,200	989,616
T. Rowe Price Group, Inc.	33,200	1,253,300

		3,591,416

Commercial Services & Supplies — 5.4%
Hudson Highland Group, Inc.(a)	34,375	653,469
Monster Worldwide, Inc.(a)	211,000	4,163,030

		4,816,499

Communications Equipment — 2.0%
ADC Telecommunications, Inc.(a)	332,600	774,293
Brocade Communications Systems, Inc.(a)	123,900	729,771
UTStarcom, Inc.(a)	7,700	273,889

		1,777,953

Electronic Equipment & Instruments — 4.1%
Agilent Technologies, Inc.(a)	46,700	912,985
Symbol Technologies, Inc.	150,000	1,951,500
Tech Data Corp.(a)	29,400	785,274

		3,649,759

Energy Equipment & Services — 2.7%
BJ Services Co.(a)	34,200	1,277,712
Weatherford International, Ltd.(a)	26,500	1,110,350

		2,388,062

Healthcare Equipment & Supplies — 1.9%
Applera Corp.-Applied Biosystems Group	43,400	825,902
VISX, Inc.(a)	48,100	834,535

		1,660,437

Healthcare Providers & Services — 2.7%
WebMD Corp.(a)	217,500	2,355,525

Hotels, Restaurants & Leisure — 1.5%
Brinker International, Inc.(a)	36,400	1,311,128

Household Durables — 1.1%
Harman International Industries, Inc.	12,300	973,422

Internet & Catalog Retail — 3.5%
Amazon.com, Inc.(a)	25,700	937,793
eBay, Inc.(a)	3,300	343,794
InterActiveCorp(a)	45,966	1,818,875

		3,100,462

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Internet Software & Services — 6.6%
Ask Jeeves, Inc.(a)	126,100	$1,733,875
DoubleClick, Inc.(a)	66,200	612,350
Expedia, Inc.(a)	13,200	1,008,216
RealNetworks, Inc.(a)	131,100	888,858
VeriSign, Inc.(a)	116,300	1,608,429

		5,851,728

IT Services — 5.8%
CheckFree Corp.(a)	37,000	1,030,080
DST Systems, Inc.(a)	45,300	1,721,400
Paychex, Inc.	20,300	594,993
SunGard Data Systems, Inc.(a)	67,700	1,754,107

		5,100,580

Media — 11.4%
Clear Channel Communications, Inc.(a)	10,300	436,617
Emmis Communications Corp. (Class “A” Stock)(a)	72,000	1,652,400
Entercom Communications Corp.(a)	3,600	176,436
Gemstar-TV Guide International, Inc.(a)	464,600	2,364,814
General Motors Corp. (Class ‘H’ Stock)(a)	57,600	737,856
Interpublic Group of Cos., Inc.	144,600	1,934,748
Lin TV Corp. (Class “A” Stock)(a)	48,100	1,132,755
Omnicom Group, Inc.	11,200	803,040
Pearson PLC, ADR (United Kingdom)	30,500	292,800
Univision Communications, Inc. (Class “A” Stock)(a)	19,400	589,760

		10,121,226

Multi-line Retail — 2.7%
Dollar Tree Stores, Inc.(a)	76,400	2,424,172

Pharmaceuticals — 8.6%
Allergan, Inc.	9,900	763,290
Antigenics, Inc.(a)	26,700	307,584
Barr Laboratories, Inc.(a)	31,250	2,046,875
Medicis Pharmaceutical Corp. (Class “A” Stock)	16,600	941,220
Pharmaceutical Resources, Inc.(a)	20,100	978,066
Sepracor, Inc.(a)	38,700	697,761
Watson Pharmaceuticals, Inc.(a)	46,300	1,869,131

		7,603,927

Semiconductor & Semiconductor Equipment — 10.5%
Altera Corp.(a)	16,300	267,320
Conexant Systems, Inc.(a)	73,800	302,580
Intel Corp.	33,100	687,950
International Rectifier Corp.(a)	33,300	893,106
KLA-Tencor Corp.(a)	20,400	948,396
Lattice Semiconductor Corp.(a)	35,800	294,634
Linear Technology Corp.	20,600	663,526
LSI Logic Corp.(a)	122,700	868,716
Marvell Technology Group, Ltd.(a)	13,300	457,121
Novellus Systems, Inc.(a)	28,100	1,029,050
Semtech Corp.(a)	149,100	2,123,184
Xilinx, Inc.(a)	32,600	825,106

		9,360,689

Software — 7.4%
Amdocs, Ltd. (United Kingdom)(a)	62,700	1,504,800
Ascential Software Corp.(a)	50,525	830,631

SEE NOTES TO FINANCIAL STATEMENTS.

B54

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Software (cont’d.)
BEA Systems, Inc.(a)	77,000	$836,220
Mentor Graphics Corp.(a)	50,200	726,896
Parametric Technology Corp.(a)	69,100	210,755
Reynolds & Reynolds Co. (Class “A” Stock)	3,600	102,816
Synopsys, Inc.(a)	15,000	927,750
THQ, Inc.(a)	47,700	858,600
TIBCO Software, Inc.(a)	106,600	542,594

		6,541,062

Specialty Retail — 2.2%
Advanced Auto Parts, Inc.(a)	14,000	852,600
Chico’s FAS, Inc.(a)	17,400	366,270
PETCO Animal Supplies, Inc.(a)	10,700	232,618
Staples, Inc.(a)	27,800	510,130

		1,961,618

TOTAL LONG-TERM INVESTMENTS (cost $66,190,190)		79,615,647

SHORT-TERM INVESTMENT — 8.8%
Mutual Fund
Prudential Core Investment Fund — Taxable Money Market Series (cost $7,829,740; Note 4)	7,829,740	7,829,740

TOTAL INVESTMENTS BEFORE OUTSTANDING OPTIONS WRITTEN — 98.5% (cost $74,019,930; Note 6)		87,445,387

SHORT-TERM INVESTMENT		Value (Note 2)
(Continued)	Contracts
OUTSTANDING OPTIONS WRITTEN(a) — (0.2%)
Call Option
Monster Worldwide, Inc., expiring 9/20/03 @ $20	45,800	$(114,500)
expiring 9/20/03 @ $22.5	9,100	(11,830)

TOTAL OUTSTANDING OPTIONS WRITTEN (premium received $84,387)		(126,330)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN — 98.3% (cost $73,935,543)		87,319,057
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.7%		1,465,553

NET ASSETS — 100%		$88,784,610

The following abbreviations are used in portfolio descriptions:

ADR	American Depository Receipt

(a)	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

B55

SP SMALL/MID CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 99.0%		Value (Note 2)
COMMON STOCKS	Shares
Advertising — 0.5%
Getty Images, Inc.(a)	18,700	$772,310

Aerospace/Defense — 0.3%
Integrated Defense Technologies, Inc.(a)	4,700	72,897
United Defense Industries, Inc.(a)	15,800	409,852

		482,749

Agricultural Products & Services — 0.3%
Delta & Pine Land Co.	19,100	419,818

Airlines — 0.3%
Alaska Air Group, Inc.(a)	3,100	66,495
Delta Air Lines, Inc.	24,500	359,660

		426,155

Apparel — 1.1%
OshKosh B’Gosh, Inc. (Class “A” Stock)	25,500	688,500
Russell Corp.	15,100	286,900
UniFirst Corp.	9,600	210,240
Wolverine World Wide, Inc.	18,000	346,680

		1,532,320

Appliances & Home Furnishings — 0.4%
Applica, Inc.(a)	47,900	407,150
Kirkland’s, Inc.(a)	6,000	96,900

		504,050

Autos – Cars & Trucks — 1.1%
American Axle & Manufacturing Holdings, Inc.(a)	21,100	504,290
Coachmen Industries, Inc.	54,480	651,036
Monaco Coach Corp.(a)	2,800	42,924
Monro Muffler Brake, Inc.(a)	11,200	316,512
Superior Industries International, Inc.	1,900	79,230

		1,593,992

Banks and Savings & Loans — 11.5%
Alabama National BanCorp.	6,400	310,272
Bank of Hawaii Corp.	43,300	1,435,395
BankAtlantic Bancorp, Inc. (Class “A” Stock)	43,100	512,459
BOK Financial Corp.	12,076	465,771
Boston Private Financial Holdings, Inc.	3,700	77,996
City National Corp.	21,800	971,408
Colonial BancGroup, Inc.	28,200	391,134
Commercial Federal Corp.	6,500	137,800
Compass Bancshares, Inc.	7,800	272,454
East West Bancorp, Inc.	14,100	509,574
First Niagara Financial Group, Inc.	45,067	629,136
FirstFed Financial Corp.(a)	7,700	271,733
FirstMerit Corp.	29,100	665,226
Hancock Holding Co.	9,300	437,658
Harbor Florida Bancshares, Inc.	19,300	462,428
Hawthorne Financial Corp.(a)	8,100	280,746
Hibernia Corp. (Class “A” Stock)	24,300	441,288
Huntington Bancshares, Inc.	9,600	187,392
IBERIABANK Corp.	7,100	346,480
IndyMac Bancorp, Inc.	39,700	1,009,174
Investors Financial Services Corp.	7,200	208,872
NetBank, Inc.	51,400	676,424
New York Community Bancorp, Inc.	10,100	293,809

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Banks and Savings & Loans (cont’d.)
Popular, Inc.	13,500	$520,965
PrivateBancorp, Inc.	2,400	65,448
Provident Financial Services, Inc.	15,600	297,180
Silicon Valley Bancshares, Inc.(a)	23,200	552,392
Southwest Bancorp of Texas, Inc.(a)	19,000	617,690
Southwest Bancorp, Inc.	10,100	276,841
Sovereign Bancorp, Inc.	51,900	812,235
Texas Regional Bancshares, Inc. (Class “A” Stock)	16,900	586,430
UCBH Holdings, Inc.	9,700	278,196
Valley National Bancorp	32,780	863,753
Webster Financial Corp.	14,700	555,660

		16,421,419

Business Services — 1.5%
infoUSA, Inc.(a)	67,300	545,130
Manpower, Inc.	21,100	782,599
MPS Group, Inc.(a)	65,700	452,016
National Processing, Inc.(a)	17,100	274,968
Overture Services, Inc.(a)	5,300	96,089

		2,150,802

Chemicals — 4.1%
Arch Chemicals, Inc.	33,500	639,850
Cytec Industries, Inc.(a)	28,700	970,060
Ferro Corp.	28,800	648,864
Georgia Gulf Corp.	19,100	378,180
IMC Global, Inc.	38,000	254,980
Ionics, Inc.(a)	11,500	257,255
Lyondell Chemical Co.	51,500	696,795
Methanex Corp. (Canada)	8,100	86,581
Millennium Chemicals, Inc.	75,800	720,858
Minerals Technologies, Inc.	4,000	194,640
Olin Corp.	31,300	535,230
PolyOne Corp.	118,700	528,215

		5,911,508

Commercial Services — 0.8%
Angelica Corp.	16,000	271,200
Insurance Auto Auctions, Inc.(a)	21,400	268,784
Labor Ready, Inc.(a)	16,100	115,437
SOURCECORP, Inc.(a)	21,800	470,880

		1,126,301

Computer Software & Services — 3.4%
Avocent Corp.(a)	20,500	613,565
Citrix Systems, Inc.(a)	30,400	618,944
Diebold, Inc.	10,400	449,800
Electronics for Imaging, Inc.(a)	20,500	415,945
Imation Corp.(a)	13,300	503,006
InterCept Group, Inc.(a)	27,000	225,720
NetScreen Technologies, Inc.(a)	8,300	187,165
RadiSys Corp.(a)	45,500	600,600
Storage Technology Corp.(a)	29,400	756,756
United Online, Inc.(a)	14,000	354,760
Vastera, Inc.(a)	21,700	129,549

		4,855,810

Construction — 3.5%
Clayton Homes, Inc.	41,400	519,570

SEE NOTES TO FINANCIAL STATEMENTS.

B56

SP SMALL/MID CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Construction (cont’d.)
D.R. Horton, Inc.	8,600	$241,660
Fluor Corp.	9,000	302,760
KB HOME	13,100	811,938
Martin Marietta Materials, Inc.	23,100	776,391
Pulte Homes, Inc.	4,000	246,640
Ryland Group, Inc.	19,800	1,374,120
Standard Pacific Corp.	22,800	756,048

		5,029,127

Consumer Products — 0.2%
Alberto-Culver Co. (Class “A” Stock)	5,800	288,724

Containers — 2.0%
Ball Corp.	8,200	373,182
Owens-Illinois, Inc.(a)	52,200	718,794
Packaging Corp. of America(a)	45,700	842,251
Pactiv Corp.(a)	24,700	486,837
Silgan Holdings, Inc.(a)	12,600	394,128

		2,815,192

Distribution & Wholesalers — 1.3%
Bell Microproducts, Inc.(a)	42,400	181,048
Fastenal Co.	9,100	308,854
Ingram Micro, Inc. (Class “A” Stock)(a)	30,300	333,300
SCP Pool Corp.(a)	11,700	402,480
Tech Data Corp.(a)	22,700	606,317

		1,831,999

Diversified Manufacturing Operations — 3.4%
Actuant Corp. (Class “A” Stock)(a)	10,800	511,056
CUNO, Inc.(a)	14,700	530,964
ESCO Technologies, Inc.(a)	9,020	396,880
Federal Signal Corp.	3,000	52,710
Pentair, Inc.	30,900	1,206,954
Snap-on, Inc.	23,200	673,496
Terex Corp.(a)	37,100	724,192
Thermo Electron Corp.(a)	35,400	744,108

		4,840,360

Drugs & Medical Supplies — 4.2%
Bausch & Lomb, Inc.	14,700	551,250
C.R. Bard, Inc.	12,500	891,375
CV Therapeutics, Inc.(a)	2,000	59,320
DENTSPLY International, Inc.	18,600	760,740
Edwards Lifesciences Corp.(a)	15,400	494,956
Henry Schein, Inc.(a)	8,500	444,890
Kensey Nash Corp.(a)	13,300	345,800
Neurocrine Biosciences, Inc.(a)	4,200	209,748
Salix Pharmaceuticals, Ltd.(a)	16,500	173,085
Sepracor, Inc.(a)	12,400	223,572
STERIS Corp.(a)	36,300	838,167
Watson Pharmaceuticals, Inc.(a)	26,500	1,069,805

		6,062,708

Electric Utility — 4.6%
Ameren Corp.	16,400	723,240
Cinergy Corp.	7,000	257,530
CMS Energy Corp.(a)	59,700	483,570
Energy East Corp.	37,400	776,424
FirstEnergy Corp.	7,500	288,375
Northeast Utilities	45,200	756,648

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Electric Utility (cont’d.)
Reliant Resources, Inc.(a)	94,200	$577,446
SCANA Corp.	24,300	833,004
Sierra Pacific Resources(a)	63,900	379,566
Westar Energy, Inc.	21,000	340,830
Wisconsin Energy Corp.	39,400	1,142,600

		6,559,233

Electronics — 1.5%
AMETEK, Inc.	6,600	241,890
Avnet, Inc.(a)	92,200	1,169,096
Benchmark Electronics, Inc.(a)	9,500	292,220
Hubbell, Inc. (Class “B” Stock)	6,900	228,390
Polycom, Inc.(a)	15,600	216,216

		2,147,812

Energy — 1.2%
Equitable Resources, Inc.	29,000	1,181,460
Kinder Morgan, Inc.	10,500	573,825

		1,755,285

Engineering — 0.3%
Jacobs Engineering Group, Inc.(a)	7,300	307,695
URS Corp.(a)	9,000	175,140

		482,835

Environmental Services — 0.4%
Republic Services, Inc.(a)	25,200	571,284

Financial Services — 2.9%
Commerce Bancorp, Inc.	14,900	552,790
Federal Agricultural Mortgage Corp. (Class “C” Stock)(a)	19,200	429,120
LaBranche & Co., Inc.	17,800	368,282
Legg Mason, Inc.	7,900	513,105
Old Republic International Corp.	16,100	551,747
Radian Group, Inc.	10,800	395,820
Raymond James Financial, Inc.	22,800	753,540
Waddell & Reed Financial, Inc. (Class “A” Stock)	23,500	603,245

		4,167,649

Food & Beverage — 1.5%
Dean Foods Co.(a)	33,348	1,050,462
Fresh Del Monte Produce, Inc.	17,000	436,730
Smithfield Foods, Inc.(a)	25,700	589,044

		2,076,236

Hospitals & Healthcare Management — 1.8%
Accredo Health, Inc.(a)	11,000	239,800
American Healthways, Inc.(a)	7,455	269,275
Centene Corp.(a)	13,700	532,930
Community Health Systems, Inc.(a)	27,300	526,617
Coventry Health Care, Inc.(a)	8,300	383,128
Humana, Inc.(a)	44,400	670,440

		2,622,190

Index Funds — 4.8%
iShares Russell 2000 Value Index Fund, Inc.	35,300	4,539,580
iSharesRussell Mid-Cap Value Index Fund, Inc.	30,600	2,371,194

		6,910,774

SEE NOTES TO FINANCIAL STATEMENTS.

B57

SP SMALL/MID CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Industrials — 1.0%
Kennametal, Inc.	21,200	$717,408
Oshkosh Truck Corp.	11,600	688,112

		1,405,520

Insurance — 4.7%
Allmerica Financial Corp.(a)	6,800	122,332
Arch Capital Group Ltd. (Bermuda)(a)	6,700	232,691
Commerce Group, Inc.	11,900	430,780
Fidelity National Financial, Inc.	30,475	937,411
HCC Insurance Holdings, Inc.	19,700	582,529
Markel Corp.(a)	4,300	1,100,800
Ohio Casualty Corp.(a)	16,100	212,198
Penn-America Group, Inc.	23,650	266,062
Philadelphia Consolidated Holding Corp.(a)	4,000	161,600
Protective Life Corp.	12,700	339,725
StanCorp Financial Group, Inc.	10,400	543,088
UICI(a)	54,300	818,301
W. R. Berkley Corp.	12,400	653,480
Zenith National Insurance Corp.	12,400	353,400

		6,754,397

Leisure — 0.6%
International Speedway Corp. (Class “A” Stock)	12,900	509,679
MarineMax, Inc.(a)	24,300	340,200

		849,879

Machinery — 1.1%
AGCO Corp.(a)	25,200	430,416
Albany International Corp. (Class “A” Stock)	9,800	268,520
Astec Industries, Inc.(a)	47,300	412,456
IDEX Corp.	10,900	395,016

		1,506,408

Media — 3.9%
Belo Corp. (Class “A” Stock)	30,500	681,980
Cablevision Systems New York Group, Inc. (Class “A” Stock)(a)	42,200	876,072
Cumulus Media, Inc. (Class “A” Stock)(a)	21,600	408,888
E.W. Scripps Co. (Class “A” Stock)	8,400	745,248
Emmis Communications Corp. (Class “A” Stock)(a)	40,300	924,885
Entercom Communications Corp.(a)	6,600	323,466
Lee Enterprises, Inc.	19,100	716,823
Radio One, Inc. (Class “D” Stock)(a)	49,800	884,946

		5,562,308

Mineral Resources — 0.7%
Phelps Dodge Corp.(a)	25,900	993,006

Mining — 0.2%
Freeport-McMoRan Copper & Gold, Inc. (Class “B” Stock)	8,600	210,700

Networking — 0.9%
3Com Corp.(a)	17,900	83,772
Networks Associates, Inc.(a)	12,700	161,036
Quest Software, Inc.(a)	36,000	428,400
Symbol Technologies, Inc.	44,500	578,945

		1,252,153

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Office Equipment & Supplies — 0.3%
IKON Office Solutions, Inc.	40,900	$364,010

Oil Exploration & Production — 3.0%
PetroKazakhstan, Inc. (Class “A” Stock) (Canada)(a)	46,300	578,287
Pioneer Natural Resources Co.(a)	29,000	756,900
Pogo Producing Co.	16,000	684,000
Pride International, Inc.(a)	46,900	882,658
Southwestern Energy Co.(a)	16,000	240,160
Spinnaker Exploration Co.(a)	13,300	348,460
XTO Energy, Inc.	39,266	789,639

		4,280,104

Oil & Gas Services — 1.9%
KeySpan Corp.	12,900	457,305
Oceaneering International, Inc.(a)	8,400	214,620
Premcor, Inc.(a)	19,100	411,605
Smith International, Inc.(a)	9,000	330,660
TETRA Technologies, Inc.(a)	13,000	385,450
Tidewater, Inc.	7,900	232,023
Universal Compression Holdings, Inc.(a)	8,100	168,966
Valero Energy Corp.	14,000	508,620

		2,709,249

Paper & Forest Products — 0.4%
Bowater, Inc.	16,300	610,435

Precious Metals — 0.4%
Agnico-Eagle Mines, Ltd. (Canada)	7,300	84,680
Royal Gold, Inc.	19,100	410,459

		495,139

Printing & Publishing — 1.1%
Banta Corp.	23,800	770,406
Marvel Enterprises, Inc.(a)	12,400	236,840
Playboy Enterprises, Inc. (Class “A” Stock)(a)	41,100	558,960

		1,566,206

Real Estate Investment Trust — 9.7%
Alexandria Real Estate Equities, Inc.	13,600	612,000
Apartment Investment & Management Co. (Class “A” Stock)	21,300	736,980
Avalonbay Communities, Inc.	19,600	835,744
Boardwalk Equities, Inc. (Canada)	71,500	811,525
Boston Properties, Inc.	11,900	521,220
CarrAmerica Realty Corp.	13,900	386,559
Catellus Development Corp.(a)	19,700	433,400
CBL & Associates Properties, Inc.	27,900	1,199,700
CenterPoint Properties Corp.	17,500	1,071,875
Centex Corp.	13,200	1,026,828
Duke Realty Corp.	30,900	851,295
Gables Residential Trust	23,800	719,474
General Growth Properties, Inc.	14,000	874,160
Home Properties of New York, Inc.	15,700	553,268
Hospitality Properties Trust	10,300	321,875
Pan Pacific Retail Properties, Inc.	25,700	1,011,295
Reckson Associates Realty Corp.	27,900	581,994
Regency Centers Corp.	2,800	97,944

SEE NOTES TO FINANCIAL STATEMENTS.

B58

SP SMALL/MID CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Real Estate Investment Trust (cont’d.)
Shurgard Storage Centers, Inc. (Class “A” Stock)	16,900	$559,052
Ventas, Inc.	7,400	112,110
Vornado Realty Trust	14,000	610,400

		13,928,698

Restaurants — 0.8%
Applebee’s International, Inc.	6,400	201,152
Darden Restaurants, Inc.	14,100	267,618
Jack in the Box, Inc.(a)	8,600	191,780
RARE Hospitality International, Inc.(a)	7,800	254,904
Wendy’s International, Inc.	10,000	289,700

		1,205,154

Retail — 4.7%
Aeropostale, Inc.(a)	16,900	363,012
Barnes & Noble, Inc.(a)	21,500	495,575
Bebe Stores, Inc.(a)	21,700	415,121
Big Lots, Inc.(a)	59,900	900,896
Borders Group, Inc.(a)	39,400	693,834
Christopher & Banks Corp.(a)	5,400	199,746
Coldwater Creek, Inc.(a)	28,650	353,254
Dollar Tree Stores, Inc.(a)	12,800	406,144
Finish Line, Inc. (Class “A” Stock)(a)	17,200	382,012
Fred’s, Inc.	15,000	557,700
Nordstrom, Inc.	13,500	263,520
PETsMART, Inc.(a)	16,500	275,055
Regis Corp.	9,300	270,165
Saks, Inc.(a)	51,600	500,520
Whole Foods Market, Inc.(a)	5,200	247,156
Winn-Dixie Stores, Inc.(a)	32,000	393,920

		6,717,630

Semiconductors — 1.2%
Amphenol Corp. (Class “A” Stock)(a)	9,400	440,108
Cree, Inc. (a)	17,800	289,784
Cypress Semiconductor Corp.(a)	15,500	186,000
Intersil Corp. (Class “A” Stock)(a)	22,700	604,047
SBS Technologies, Inc.(a)	13,600	133,702

		1,653,641

Steel & Metals — 0.1%
Liquidmetal Technologies(a)	35,300	181,089

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Telecommunications — 1.4%
Citizens Communications Co.(a)	61,500	$792,735
Comverse Technology, Inc.(a)	46,300	695,889
Harris Corp.	11,300	339,565
Triton PCS Holdings, Inc.(a)	24,500	123,725

		1,951,914

Transportation — 1.3%
Alexander & Baldwin, Inc.	23,300	618,149
CNF, Inc.	11,400	289,332
Offshore Logistics, Inc.(a)	17,100	371,925
Ryder System, Inc.	8,200	210,084
Teekay Shipping Corp. (Bahamas)	8,500	364,650

		1,854,140

Water Utility — 0.7%
Philadelphia Suburban Corp.	42,000	1,023,960

TOTAL LONG-TERM INVESTMENTS (cost $135,736,790)		141,434,382

SHORT-TERM INVESTMENT — 1.7%	Principal Amount (000)
Repurchase Agreement
State Street Bank & Trust Company(b) 0.50%, 7/1/03	$2,463	2,462,837

TOTAL INVESTMENTS — 100.7% (cost $138,199,627; Note 6)		143,897,219
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(971,739)

NET ASSETS — 100%		$142,925,480

(a)	Non-Income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $2,462,871 due 7/1/03. The value of the collateral including accrued interest was $2,512,704.

SEE NOTES TO FINANCIAL STATEMENTS.

B59

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 96.7%		Value (Note 2)
COMMON STOCKS	Shares
Biotechnology — 3.7%
Amgen, Inc.(a)	14,000	$930,160

Capital Markets — 2.6%
Merrill Lynch & Co., Inc.	13,900	648,852

Communications Equipment — 5.0%
Cisco Systems, Inc.(a)	42,100	702,649
Nokia Oyj, ADR (Finland)	33,600	552,048

		1,254,697

Computers & Peripherals — 4.9%
Dell Computer Corp.(a)	39,000	1,246,440

Consumer Finance — 2.8%
American Express Co.	17,100	714,951

Diversified Financials — 9.0%
Citigroup, Inc.	12,700	543,560
Federal Home Loan Mortgage Corp.	9,450	479,776
Goldman Sachs Group, Inc	6,700	561,125
MBNA Corp.	33,100	689,804

		2,274,265

Energy Equipment & Services — 3.3%
BJ Services Co.(a)	22,100	825,656

Healthcare Equipment & Supplies — 2.2%
Medtronic, Inc.	11,400	546,858

Health Care Providers & Services — 4.6%
Cardinal Health, Inc.	3,900	250,770
UnitedHealth Group, Inc.	18,400	924,600

		1,175,370

Hotels, Restaurants & Leisure — 4.6%
Marriott International, Inc. (Class “A” Stock)	12,800	491,776
Starbucks Corp.(a)	27,400	671,848

		1,163,624

Industrial Conglomerates — 4.0%
3M Co.	4,000	515,920
General Electric Co.	17,300	496,164

		1,012,084

Insurance — 4.4%
American International Group, Inc.	20,100	1,109,118

Media — 8.4%
Comcast Corp. (Special Class “A” Stock)(a)	22,100	637,143
Viacom, Inc. (Class “B” Stock)(a)	34,400	1,501,904

		2,139,047

Multi-line Retail — 7.3%
Kohl’s Corp.(a)	26,000	1,335,880
Wal-Mart Stores, Inc.	9,800	525,966

		1,861,846

Pharmaceuticals — 9.9%
Allergan, Inc.	8,300	639,930
AstraZeneca PLC ADR (United Kingdom)	9,500	387,315
Johnson & Johnson	10,600	548,020
Pfizer, Inc.	27,500	939,125

		2,514,390

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment — 6.4%
Applied Materials, Inc.(a)	38,300	$607,438
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)(a)	46,600	469,728
Xilinx, Inc.(a)	21,800	551,758

		1,628,924

Software — 6.1%
Microsoft Corp.	60,100	1,539,161

Specialty Retail — 7.5%
Bed Bath & Beyond, Inc.(a)	16,500	640,365
Lowe’s Cos., Inc.	12,500	536,875
Tiffany & Co.	22,100	722,228

		1,899,468

TOTAL LONG-TERM INVESTMENTS (cost $23,369,257)		24,484,911

SHORT-TERM INVESTMENTS — 5.7%
Mutual Fund — 4.2%
Prudential Core Investment Fund — Taxable Money Market Series (Note 4)	1,060,760	1,060,760

	Principal Amount (000)
Repurchase Agreement — 1.5%
State Street Bank & Trust Co. Repurchase Agreement, 0.50%, 7/1/03(b)	$385	385,428

TOTAL SHORT-TERM INVESTMENTS (cost $1,446,188 )		1,446,188

TOTAL INVESTMENTS — 102.4% (cost $24,815,445; Note 6)		25,931,099
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(614,154)

NET ASSETS — 100%		$25,316,945

The following abbreviations are used in portfolio descriptions:

ADR	American Depository Receipt

(a)	Non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, Repurchase price $385,433 due 7/1/03. The value of the collateral including accrued interest was $395,494.

SEE NOTES TO FINANCIAL STATEMENTS.

B60

STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 97.1%		Value (Note 2)
COMMON STOCKS	Shares
Advertising — 0.1%
Omnicom Group, Inc.	50,700	$3,635,190

Aerospace — 1.5%
Boeing Co.	228,036	7,826,196
General Dynamics Corp.	56,200	4,074,500
Lockheed Martin Corp.	126,998	6,041,295
Northrop Grumman Corp.	51,163	4,414,855
Raytheon Co.	108,318	3,557,163
Rockwell Automation, Inc.	53,300	1,270,672
Rockwell Collins, Inc.	52,500	1,293,075
United Technologies Corp.	129,500	9,172,485

		37,650,241

Airlines — 0.2%
Delta Airlines, Inc.	39,000	572,520
Southwest Airlines Co.	204,837	3,523,196

		4,095,716

Apparel — 0.2%
Jones Apparel Group, Inc.(a)	37,500	1,097,250
Nike, Inc. (Class “B” Stock)	71,000	3,797,790
Reebok International, Ltd.(a)	17,000	571,710

		5,466,750

Autos – Cars & Trucks — 0.9%
Cummins Engine Co., Inc.	12,400	445,036
Dana Corp.	37,894	438,055
Delphi Automotive Systems Corp.	162,044	1,398,440
Ford Motor Co.(b)	502,045	5,517,474
General Motors Corp.	154,700	5,569,200
Genuine Parts Co.	49,225	1,575,692
Harley-Davidson, Inc.	81,700	3,256,562
Johnson Controls, Inc.	25,200	2,157,120
Navistar International Corp.(a)	18,900	616,707
PACCAR, Inc.	32,290	2,181,512
Visteon Corp.	42,964	295,163

		23,450,961

Banks and Savings & Loans — 6.3%
AmSouth Bancorporation	95,500	2,085,720
Bank of New York Co., Inc.	216,500	6,224,375
Bank One Corp.	319,545	11,880,683
BankAmerica Corp.	413,344	32,666,576
Capital One Financial Corp.(b)	58,700	2,886,866
Charter One Financial, Inc.	60,373	1,882,430
Comerica, Inc.	46,250	2,150,625
Fifth Third Bancorp	159,549	9,148,540
First Tennessee National Corp.	35,900	1,576,369
Golden West Financial Corp.	43,400	3,472,434
Huntington Bancshares, Inc.	69,875	1,363,960
KeyCorp	115,900	2,928,793
Mellon Financial Corp.	116,100	3,221,775
National City Corp.	167,100	5,465,841
North Fork Bancorporation, Inc.	45,700	1,556,542
Northern Trust Corp.	59,100	2,469,789
PNC Financial Services Group	79,900	3,899,919
Providian Financial Corp.(a)	86,200	798,212
SouthTrust Corp.	94,200	2,562,240
State Street Corp.(b)	92,100	3,628,740
Suntrust Banks, Inc.	77,900	4,622,586

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Banks and Savings & Loans (cont’d.)
U.S. Bancorp	525,581	$12,876,735
Union Planters Corp.	53,600	1,663,208
Wachovia Corp.	375,378	15,000,105
Wells Fargo & Co.	465,560	23,464,224
Zions Bancorporation	23,400	1,184,274

		160,681,561

Chemicals — 1.2%
Air Products & Chemicals, Inc.	60,900	2,533,440
Dow Chemical Co.	247,661	7,667,585
Du Pont (E.I.) de Nemours & Co.	273,091	11,371,509
Eastman Chemical Co.	22,400	709,408
Engelhard Corp.	32,375	801,929
Great Lakes Chemical Corp.	13,500	275,400
Hercules, Inc.(a)	37,400	370,260
Praxair, Inc.	44,700	2,686,470
Rohm & Haas Co.	60,600	1,880,418
Sigma-Aldrich Corp.	21,200	1,148,616

		29,445,035

Commercial Services — 0.9%
Cendant Corp.(a)	288,018	5,276,490
Cintas Corp.	50,300	1,782,632
Concord EFS, Inc.(a)	143,300	2,109,376
Convergys Corp.(a)	51,900	830,400
Deluxe Corp.	14,100	631,680
eBay, Inc.(a)	85,000	8,855,300
Fiserv, Inc.(a)(b)	51,800	1,844,598
Monster Worldwide, Inc.(a)	35,100	692,523
Quintiles Transnational Corp.(a)	36,000	510,840

		22,533,839

Computers — 3.4%
Apple Computer, Inc.(a)	101,200	1,934,944
Citrix Systems, Inc.(a)	52,800	1,075,008
Comverse Technology, Inc.(a)	52,000	781,560
Dell Computer Corp.(a)	709,900	22,688,404
Hewlett-Packard Co.	841,916	17,932,811
International Business Machines Corp.	473,000	39,022,500
Sun Microsystems, Inc.(a)	867,900	3,992,340

		87,427,567

Computer Services — 7.3%
Adobe Systems, Inc.	62,600	2,007,582
Autodesk, Inc.	33,600	542,976
Automatic Data Processing, Inc.	165,500	5,603,830
Avaya, Inc.(a)	97,908	632,486
BMC Software, Inc.(a)	67,600	1,103,908
Cisco Systems, Inc.(a)	1,962,400	32,752,456
Computer Associates International, Inc.	159,243	3,547,934
Computer Sciences Corp.(a)	49,200	1,875,504
Compuware Corp.(a)	108,600	626,622
EMC Corp.(a)	606,074	6,345,595
First Data Corp.	208,000	8,619,520
Gateway, Inc.(a)	106,800	389,820
Intuit, Inc.(a)	57,200	2,547,116
Lexmark International, Inc.(a)	33,714	2,385,940

SEE NOTES TO FINANCIAL STATEMENTS.

B61

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Computer Services (cont’d.)
Mercury Interactive Corp.(a)	25,000	$965,250
Micron Technology, Inc.(a)(b)	170,700	1,985,241
Microsoft Corp.	2,956,200	75,708,282
NCR Corp.(a)	25,900	663,558
Network Appliance, Inc.(a)(b)	92,400	1,497,804
Novell, Inc.(a)	106,100	326,788
NVIDIA Corp.(a)	44,000	1,012,440
Oracle Corp.(a)	1,450,320	17,432,846
Parametric Technology Corp.(a)	97,000	295,850
Peoplesoft, Inc.(a)	90,000	1,583,100
Siebel Systems, Inc.(a)	134,900	1,286,946
SunGuard Data Systems, Inc.(a)	67,000	1,735,970
Symantec Corp.(a)(b)	34,000	1,491,240
Symbol Technologies, Inc.	67,400	876,874
Unisys Corp.(a)	95,000	1,166,600
VERITAS Software Corp.(a)	111,559	3,198,396
Yahoo!, Inc.(a)(b)	161,900	5,303,844

		185,512,318

Construction — 0.2%
Centex Corp.	16,500	1,283,535
Fluor Corp.	23,500	790,540
KB HOME	14,166	878,009
Pulte Corp.	14,500	894,070
Vulcan Materials Co.	23,600	874,852

		4,721,006

Consumer Products
Tupperware Corp.	22,300	320,228

Containers — 0.1%
Ball Corp.	14,100	641,691
Bemis Co., Inc.	16,100	753,480
Pactiv Corp.(a)	43,900	865,269

		2,260,440

Cosmetics & Soaps — 2.3%
Alberto-Culver Co. (Class “B” Stock)	15,200	776,720
Avon Products, Inc.	64,300	3,999,460
Clorox Co.	59,500	2,537,675
Colgate-Palmolive Co.	147,100	8,524,445
Gillette Co.	291,200	9,277,632
International Flavors & Fragrances, Inc.	29,400	938,742
Procter & Gamble Co.	355,104	31,668,175

		57,722,849

Diversified Consumer Products — 1.1%
Altria Group, Inc.	558,600	25,382,784
Eastman Kodak Co.	84,600	2,313,810

		27,696,594

Diversified Manufacturing Operations — 3.2%
American Standard Cos., Inc.(a)	20,900	1,545,137
Cooper Industries, Ltd. (Class “A” Stock)	25,000	1,032,500
General Electric Co.	2,751,800	78,921,624

		81,499,261

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Diversified Office Equipment — 0.3%
Avery Dennison Corp.	32,000	$1,606,400
Pitney Bowes, Inc.	66,900	2,569,629
Xerox Corp.(a)(b)	200,792	2,126,387

		6,302,416

Diversified Operations — 0.1%
Corning, Inc.(a)(b)	324,800	2,400,272

Drugs & Medical Supplies — 11.8%
Abbott Laboratories	429,000	18,773,040
Allergan, Inc.	34,900	2,690,790
AmerisourceBergen Corp.	31,200	2,163,720
Bard, (C.R.), Inc.	13,300	948,423
Bausch & Lomb, Inc.	17,100	641,250
Baxter International, Inc.	164,700	4,282,200
Becton Dickinson & Co.	67,600	2,626,260
Biogen, Inc.(a)	43,500	1,653,000
Biomet, Inc.	71,225	2,041,309
Boston Scientific Corp.(a)(b)	114,300	6,983,730
Bristol-Myers Squibb Co.	538,460	14,619,189
Cardinal Health, Inc.(b)	122,775	7,894,432
Genzyme Corp.(a)	58,400	2,441,120
Guidant Corp.	83,700	3,715,443
Johnson & Johnson	816,871	42,232,231
King Pharmaceuticals, Inc.(a)	71,633	1,057,303
Lilly (Eli) & Co.	309,700	21,360,009
Medtronic, Inc.	334,200	16,031,574
Merck & Co., Inc.	620,200	37,553,110
Pfizer, Inc.	2,178,008	74,378,973
Quest Diagnostics, Inc.(a)(b)	30,300	1,933,140
Schering-Plough Corp.	401,200	7,462,320
St. Jude Medical, Inc.(a)	46,700	2,685,250
Stryker Corp.	55,000	3,815,350
Watson Pharmaceuticals, Inc.(a)	27,000	1,089,990
Wyeth	363,400	16,552,870
Zimmer Holdings, Inc.(a)(b)	52,986	2,387,019

		300,013,045

Education — 0.1%
Apollo Group, Inc. (Class “A” Stock)(a)	46,700	2,884,192

Electrical Services — 0.2%
American Power Conversion	57,700	899,543
Power-One, Inc.(a)	20,000	143,000
TXU Corp.	87,606	1,966,754
Xcel Energy, Inc.	109,495	1,646,805

		4,656,102

Electronics — 4.0%
Advanced Micro Devices, Inc.(a)	108,200	693,562
Altera Corp.(a)	108,500	1,779,400
Analog Devices, Inc.(a)	97,800	3,405,396
Applied Materials, Inc.(a)	459,300	7,284,498
Applied Micro Circuits Corp.(a)	97,000	586,850
Broadcom Corp.(a)(b)	77,800	1,937,998
Electronic Arts, Inc.(a)	36,000	2,663,640

SEE NOTES TO FINANCIAL STATEMENTS.

B62

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Electronics (cont’d.)
Electronic Data Systems Corp.(b)	128,300	$2,752,035
Emerson Electric Co.	115,700	5,912,270
Intel Corp.	1,813,400	37,689,705
Jabil Circuit, Inc.(a)	54,600	1,206,660
JDS Uniphase Corp.(a)	410,100	1,439,451
KLA-Tencor Corp.(a)	51,400	2,389,586
Linear Technology Corp.	88,100	2,837,701
LSI Logic Corp.(a)	110,800	784,464
Maxim Integrated Products, Inc.	89,800	3,070,262
Molex, Inc.	48,500	1,309,015
National Semiconductor Corp.(a)	50,800	1,001,776
Novellus Systems, Inc.(a)	38,000	1,391,598
Perkin Elmer, Inc.	36,000	497,160
Pinnacle West Capital Corp.	26,000	973,700
PMC-Sierra, Inc.(a)	48,800	572,424
PPL Corp.	44,000	1,892,000
QLogic Corp.(a)	25,900	1,251,747
RadioShack Corp.	48,660	1,280,245
Sanmina Corp.(a)	150,600	950,286
Solectron Corp.(a)(b)	247,000	923,780
Tektronix, Inc.(a)	22,700	490,320
Teradyne, Inc.(a)	57,000	986,670
Texas Instruments, Inc.	478,200	8,416,320
Thomas & Betts Corp.(a)	20,800	300,560
Waters Corp.(a)	38,500	1,121,505
Xilinx, Inc.(a)	94,900	2,401,919

		102,194,503

Financial Services — 8.8%
Ambac Financial Group, Inc.	30,000	1,987,500
American Express Co.	365,200	15,269,012
Bear Stearns Cos., Inc.	27,310	1,977,790
Citigroup, Inc.	1,418,276	60,702,213
Countrywide Credit Industries, Inc.	36,300	2,525,391
Equifax, Inc.(b)	41,300	1,073,800
Fannie Mae	272,100	18,350,424
Federated Investors, Inc. (Class “B” Stock)	25,000	685,500
FleetBoston Financial Corp.	290,766	8,638,658
Franklin Resources, Inc.	67,800	2,648,946
Freddie Mac	190,900	9,691,993
Goldman Sachs Group, Inc.(b)	129,500	10,845,625
H&R Block, Inc.	51,600	2,231,700
J.P. Morgan Chase & Co.	552,366	18,879,870
Janus Capital Group, Inc.	62,600	1,026,640
Lehman Brothers Holdings, Inc.	65,200	4,334,496
Marshall & Ilsley Corp.	58,400	1,785,872
MBNA Corp.	355,652	7,411,788
Merrill Lynch & Co., Inc.	252,200	11,772,696
Moody’s Corp.	41,760	2,201,170
Morgan Stanley	297,810	12,731,377
Paychex, Inc.	103,650	3,037,981
Regions Financial Corp.	62,800	2,121,384
Schwab (Charles) Corp.	374,100	3,774,669
SLM Corp.	128,100	5,017,677
Synovus Financial Corp.	85,100	1,829,650

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Financial Services (cont’d.)
T. Rowe Price Group, Inc.	36,000	$1,359,000
Washington Mutual, Inc.	262,922	10,858,679

		224,771,501

Food & Beverage — 4.3%
Adolph Coors Co.	10,800	528,984
Anheuser-Busch Cos., Inc.	232,200	11,853,810
Archer-Daniels-Midland Co.	181,938	2,341,542
Brown-Forman Corp. (Class “B” Stock)	16,300	1,281,506
Campbell Soup Co.	111,800	2,739,100
Coca-Cola Co.	678,900	31,507,749
Coca-Cola Enterprises, Inc.	122,800	2,228,820
ConAgra Foods, Inc.	147,100	3,471,560
General Mills, Inc.	99,900	4,736,259
Heinz (H.J.) & Co.	98,850	3,260,073
Hershey Foods Corp.	36,500	2,542,590
Kellogg Co.	114,400	3,931,928
McCormick & Co., Inc.(b)	36,300	987,360
Monsanto Co.	76,398	1,653,253
Pepsi Bottling Group, Inc.	79,200	1,585,584
PepsiCo, Inc.	475,740	21,170,430
Sara Lee Corp.	215,800	4,059,198
Sysco Corp.(b)	178,700	5,368,148
Wrigley (William) Jr. Co.	62,800	3,531,244

		108,779,138

Forest Products — 0.5%
Boise Cascade Corp.	17,886	427,476
Georgia-Pacific Corp.	65,039	1,232,489
International Paper Co.	131,467	4,697,316
Louisiana-Pacific Corp.(a)	14,600	158,264
MeadWestvaco Corp.	57,289	1,415,038
Plum Creek Timber Co., Inc.	56,300	1,460,985
Temple-Inland, Inc.	16,000	686,560
Weyerhaeuser Co.	61,300	3,310,200

		13,388,328

Gas Pipelines — 0.2%
Cinergy Corp.	46,339	1,704,812
Peoples Energy Corp.	11,400	488,946
Sempra Energy	56,454	1,610,632
Williams Cos., Inc.(b)	157,100	1,241,090

		5,045,480

Hospitals/Healthcare Management — 2.6%
Aetna, Inc.	43,112	2,595,342
Agilent Technologies, Inc.(a)	122,913	2,402,949
Amgen, Inc.(a)	347,464	23,085,508
Anthem, Inc.(a)	40,000	3,086,000
Applera Corp.-Applied Biosystems Group	60,000	1,141,800
Chiron Corp.(a)	51,600	2,255,952
Forest Laboratories, Inc.(a)	100,800	5,518,800
HCA, Inc.	142,598	4,568,840
Health Management Associates, Inc. (Class “A” Stock)	66,300	1,223,235
Humana, Inc.(a)	46,100	696,110

SEE NOTES TO FINANCIAL STATEMENTS.

B63

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Hospitals/Healthcare Management (cont’d.)
IMS Health, Inc.	75,020	$1,349,610
Manor Care, Inc.(a)	22,950	573,980
McKesson Corp.	81,107	2,898,764
MedImmune, Inc.(a)	68,200	2,480,434
Tenet Healthcare Corp.(a)	127,100	1,480,715
UnitedHealth Group, Inc.	167,800	8,431,950
Wellpoint Health Networks, Inc.(a)	40,800	3,439,440

		67,229,429

Household Products & Personal Care — 0.3%
Kimberly-Clark Corp.	143,188	7,465,822
Leggett & Platt, Inc.	56,400	1,156,200

		8,622,022

Housing Related — 0.3%
Masco Corp.(b)	142,500	3,398,625
Maytag Corp.	21,800	532,356
Newell Rubbermaid, Inc.	72,249	2,022,972
Stanley Works	25,800	712,080
Whirlpool Corp.	19,300	1,229,410

		7,895,443

Human Resources
Robert Half International, Inc.(a)	52,300	990,562

Insurance — 4.4%
ACE, Ltd.	75,200	2,578,608
AFLAC, Inc.	141,800	4,360,350
Allstate Corp.	193,688	6,904,977
American International Group, Inc.	718,287	39,635,077
Aon Corp.	90,425	2,177,434
Chubb Corp.	46,700	2,802,000
CIGNA Corp.	37,100	1,741,474
Cincinnati Financial Corp.	43,200	1,602,288
Hartford Financial Services Group, Inc.	76,000	3,827,360
Jefferson-Pilot Corp.	38,418	1,592,810
John Hancock Financial Services, Inc.	79,300	2,436,889
Lincoln National Corp.	47,700	1,699,551
Loews Corp.	51,800	2,449,622
Marsh & McLennan Cos., Inc.	148,600	7,589,002
MBIA, Inc.	38,450	1,874,438
MetLife, Inc.	201,200	5,697,984
MGIC Investment Corp.	27,900	1,301,256
Principal Financial Group, Inc.	92,000	2,967,000
Progressive Corp.	60,700	4,437,170
SAFECO Corp.	35,400	1,248,912
St. Paul Cos., Inc.	63,410	2,315,099
Torchmark Corp.	31,000	1,154,750
Travelers Property Casualty Corp. (Class “B” Stock)	281,469	4,438,766
UnumProvident Corp.(b)	74,456	998,455
XL Capital, Ltd. (Bermuda) (Class “A” Stock)	36,700	3,046,100

		110,877,372

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Leisure — 1.0%
Brunswick Corp.	26,400	$660,528
Carnival Corp.	167,400	5,442,174
Disney (Walt) Co.	564,501	11,148,895
Harrah’s Entertainment, Inc.(a)	29,750	1,197,140
Hilton Hotels Corp.	104,800	1,340,392
Marriott International, Inc. (Class “A” Stock)	62,600	2,405,092
Sabre Group Holdings, Inc. (Class “A” Stock)	42,419	1,045,628
Starwood Hotels & Resorts Worldwide, Inc.	56,800	1,623,912

		24,863,761

Machinery — 0.6%
Caterpillar, Inc.	94,400	5,254,304
Deere & Co.	67,400	3,080,180
Dover Corp.	52,000	1,557,920
Eaton Corp.	19,100	1,501,451
Ingersoll-Rand Co. (Class “A” Stock)	46,250	2,188,550
Parker Hannifin Corp.	34,425	1,445,506
Snap-on, Inc.	12,300	357,069
Thermo Electron Corp.(a)	46,400	975,328

		16,360,308

Media — 3.5%
AOL Time Warner, Inc.(a)	1,230,820	19,803,894
Clear Channel Communications, Inc.(a)	167,200	7,087,608
Comcast Corp. (Class “A” Stock)(a)	633,930	19,132,007
Dow Jones & Co., Inc.	22,800	981,084
Gannett Co., Inc.	72,700	5,584,087
Interpublic Group of Cos., Inc.	116,200	1,554,756
Knight-Ridder, Inc.	23,000	1,585,390
McGraw Hill, Inc.	51,400	3,186,800
Meredith Corp.	13,800	607,200
New York Times Co. (Class “A” Stock)	41,500	1,888,250
R.R. Donnelley & Sons, Co.	34,200	893,988
Tribune Co.	85,200	4,115,160
Univision Communications, Inc. (Class “A” Stock)(a)	61,000	1,854,400
Viacom, Inc. (Class “B” Stock)(a)	486,136	21,224,698

		89,499,322

Metals – Ferrous — 0.1%
Allegheny Technologies, Inc.	28,940	191,004
Nucor Corp.	21,800	1,064,930
United States Steel Corp.	31,540	516,310
Worthington Industries, Inc.	24,000	321,600

		2,093,844

Metals – Non Ferrous — 0.2%
Alcoa, Inc.	229,576	5,854,188

Mineral Resources — 0.2%
Burlington Resources, Inc.	57,417	3,104,537
Phelps Dodge Corp.(a)	23,528	902,064

		4,006,601

SEE NOTES TO FINANCIAL STATEMENTS.

B64

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Miscellaneous – Basic Industry — 1.8%
AES Corp.(a)	161,700	$1,026,795
BB&T Corp.(b)	130,000	4,459,000
Crane Co.	14,325	324,175
Danaher Corp.(b)	40,400	2,749,220
Ecolab, Inc.	73,800	1,889,280
Fortune Brands, Inc.	41,600	2,171,520
Honeywell, Inc.	234,750	6,303,037
Illinois Tool Works, Inc.	85,200	5,610,420
International Game Technology	24,500	2,507,085
ITT Industries, Inc.	25,000	1,636,500
Millipore Corp.(a)	14,200	630,054
Pall Corp.	36,000	810,000
PPG Industries, Inc.	46,600	2,364,484
Sealed Air Corp.(a)	22,910	1,091,891
Textron, Inc.	35,100	1,369,602
Tyco International, Ltd.	550,743	10,453,102
W.W. Grainger, Inc.	23,200	1,084,832

		46,480,997

Miscellaneous – Consumer Growth/Staple — 0.6%
3M Co.	107,300	13,839,554
American Greetings Corp. (Class “A” Stock)(a)(b)	20,800	408,512
Black & Decker Corp.	21,200	921,140

		15,169,206

Oil & Gas — 4.0%
Amerada Hess Corp.	25,500	1,254,090
Anadarko Petroleum Corp.	68,063	3,026,761
Ashland, Inc.	18,600	570,648
ChevronTexaco Corp.	293,261	21,173,444
El Paso Corp.(b)	156,311	1,262,993
EOG Resources, Inc.	29,500	1,234,280
Exxon Mobil Corp.	1,853,570	66,561,699
Kerr-McGee Corp.	28,126	1,260,045
Marathon Oil Corp.(b)	86,300	2,274,005
NICOR, Inc.	14,200	526,962
Sunoco, Inc.	22,500	849,150
Unocal Corp.	71,200	2,042,728

		102,036,805

Oil & Gas Exploration/Production — 0.7%
ConocoPhillips	188,497	10,329,636
Devon Energy Corp.	59,000	3,150,600
Occidental Petroleum Corp.	102,800	3,448,940

		16,929,176

Oil & Gas Service — 1.1%
Apache Corp.	44,425	2,890,291
Baker Hughes, Inc.	95,130	3,193,514
BJ Services Co.(a)	38,000	1,419,680
Halliburton Co.	118,300	2,720,900
Kinder Morgan, Inc.	35,000	1,912,750
McDermott International, Inc.(a)	20,700	131,031
Nabors Industries, Ltd. (Barbados)(a)	37,500	1,483,125
Noble Corp.(a)	40,600	1,392,580
PG&E Corp.(a)	117,500	2,485,125

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Oil & Gas Service (cont’d.)
Rowan Cos., Inc.	28,700	$642,880
Schlumberger, Ltd.	163,700	7,787,209
Transocean Sedco Forex, Inc.(a)	85,033	1,868,175

		27,927,260

Precious Metals — 0.2%
Freeport-McMoRan Copper & Gold, Inc. (Class “B” Stock)(b)	44,200	1,082,900
Newmont Mining Corp.	110,103	3,573,943

		4,656,843

Railroads — 0.4%
Burlington Northern Santa Fe Corp.	100,026	2,844,739
CSX Corp.	55,412	1,667,347
Norfolk Southern Corp.	110,500	2,121,600
Union Pacific Corp.	71,700	4,160,034

		10,793,720

Real Estate Investment Trust — 0.3%
Apartment Investment & Management Co (Class “A” Stock)	27,500	951,500
Equity Office Properties Trust	109,400	2,954,894
Equity Residential Properties Trust	79,000	2,050,050
Simon Property Group, Inc.	48,000	1,873,440

		7,829,884

Restaurants — 0.5%
Darden Restaurants, Inc.	50,250	953,745
McDonald’s Corp.	344,200	7,593,052
Wendy’s International, Inc.	30,700	889,379
Yum! Brands, Inc.(a)	82,400	2,435,744

		11,871,920

Retail — 7.0%
Albertson’s, Inc.(b)	97,944	1,880,525
AutoNation, Inc.(a)(b)	79,500	1,249,740
AutoZone, Inc.(a)(b)	24,100	1,830,877
Bed Bath & Beyond, Inc.(a)	82,200	3,190,182
Best Buy Co., Inc.(a)	86,850	3,814,452
Big Lots, Inc.(a)	35,200	529,408
Circuit City Stores, Inc.	66,200	582,560
Costco Wholesale Corp.(a)	126,532	4,631,071
CVS Corp.	110,000	3,083,300
Dillard’s, Inc. (Class “A” Stock)	25,750	346,853
Dollar General Corp.	90,203	1,647,107
Family Dollar Stores, Inc.	44,600	1,701,490
Federated Department Stores, Inc.	51,100	1,883,035
Gap, Inc.	244,287	4,582,824
Home Depot, Inc.	633,519	20,982,149
J.C. Penney Co., Inc.(b)	76,600	1,290,710
Kohl’s Corp.(a)	93,700	4,814,306
Kroger Co.(a)	213,600	3,562,848
Limited Brands	148,196	2,297,038
Liz Claiborne, Inc.	31,800	1,120,950
Lowe’s Cos., Inc.	216,400	9,294,380
May Department Stores Co.	79,600	1,771,896
Nordstrom, Inc.	38,300	747,616
Office Depot, Inc.(a)	89,000	1,291,390
Safeway, Inc.(a)(b)	124,600	2,549,316

SEE NOTES TO FINANCIAL STATEMENTS.

B65

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Retail (cont’d.)
Sears, Roebuck & Co.	81,800	$2,751,752
Sherwin-Williams Co.	39,700	1,067,136
Staples, Inc.(a)	125,400	2,301,090
Starbucks Corp.(a)	104,600	2,564,792
Supervalu, Inc.	39,000	831,480
Target Corp.	251,368	9,511,765
Tiffany & Co.	39,300	1,284,324
TJX Cos., Inc.(b)	145,200	2,735,568
Toys ‘R’ Us, Inc.(a)	61,250	742,350
Wal-Mart Stores, Inc.	1,209,400	64,908,498
Walgreen Co.	279,100	8,400,910
Winn-Dixie Stores, Inc.(b)	36,900	454,239

		178,229,927

Rubber — 0.1%
B.F. Goodrich Co.	31,800	667,800
Cooper Tire & Rubber Co.	23,800	418,642
Goodyear Tire & Rubber Co.(b)	49,200	258,300

		1,344,742

Telecommunications — 4.5%
ADC Telecommunications, Inc.(a)	232,400	541,027
Alltel Corp.	82,900	3,997,438
Andrew Corp.(a)	29,112	267,830
AT&T Corp.	214,073	4,120,905
AT&T Wireless Services, Inc.(a)	747,343	6,135,686
BellSouth Corp.	512,200	13,639,886
CenturyTel, Inc.	40,100	1,397,485
CIENA Corp.(a)(b)	91,000	472,290
Citizens Communications Co.(a)	83,000	1,069,870
Lucent Technologies, Inc.(a)(b)	1,020,105	2,070,813
Motorola, Inc.	641,295	6,047,412
Nextel Communications, Inc. (Class “A” Stock)(a)	267,600	4,838,208
QUALCOMM, Inc.	216,900	7,754,175
Qwest Communications International, Inc.(a)	473,947	2,265,467
SBC Communications, Inc.	915,474	23,390,361
Scientific-Atlanta, Inc.(b)	46,800	1,115,712
Sprint Corp.	245,700	3,538,080
Sprint Corp. (PCS Group)(a)	286,200	1,645,650
Tellabs, Inc.(a)	116,000	762,120
Verizon Communications, Inc.	753,838	29,738,909

		114,809,324

Textiles
VF Corp.	26,536	901,428

Tobacco — 0.1%
R.J. Reynolds Tobacco Holdings, Inc.	19,000	706,990
UST, Inc.	48,900	1,712,967

		2,419,957

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Toy Manufacturer — 0.1%
Hasbro, Inc.	47,650	$833,398
Mattel, Inc.	120,281	2,275,717

		3,109,115

Trucking & Shipping — 1.0%
FedEx Corp.	80,940	5,020,708
Ryder System, Inc.	17,600	450,912
United Parcel Service, Inc. (Class “B” Stock)	309,700	19,727,890

		25,199,510

Utilities – Electric — 1.7%
Allegheny Energy, Inc.	35,200	297,440
Ameren Corp.	40,900	1,803,690
American Electric Power Co., Inc.	99,640	2,972,261
Calpine Corp.(a)(b)	95,000	627,000
CenterPoint Energy, Inc.	90,610	738,472
CMS Energy Corp.	43,100	349,110
Consolidated Edison, Inc.	57,100	2,471,288
Constellation Energy Group	46,850	1,606,955
Dominion Resources, Inc.	82,442	5,298,547
DTE Energy Co.	48,700	1,881,768
Duke Energy Co.(b)	244,262	4,873,027
Edison International(a)	95,900	1,575,637
Entergy Corp.	63,200	3,335,696
FirstEnergy Corp.	83,836	3,223,494
FPL Group, Inc.	50,700	3,389,295
Mirant Corp.(a)(b)	119,030	345,187
Public Service Enterprise Group, Inc.	63,700	2,691,325
Southern Co.	195,500	6,091,780
TECO Energy, Inc.(b)	40,700	487,993

		44,059,965

Utilities – Electric & Gas — 0.4%
Dynegy, Inc. (Class “A” Stock)(b)	113,300	475,860
Exelon Corp.	87,075	5,207,956
KeySpan Corp.	43,400	1,538,530
NiSource, Inc.	61,300	1,164,700
Progress Energy, Inc.	65,214	2,862,894

		11,249,940

Waste Management — 0.2%
Allied Waste Industries, Inc.(a)	59,000	592,950
Waste Management, Inc.	161,630	3,893,667

		4,486,617

TOTAL COMMON STOCKS (cost $2,170,480,379)		2,472,353,721

SEE NOTES TO FINANCIAL STATEMENTS.

B66

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

	Shares	Value (Note 2)
CONTINGENT VALUE OBLIGATION
Utilities – Electric & Gas
Progress Energy, Inc.(a)(e) (cost $17,640)	36,000	$0

TOTAL LONG-TERM INVESTMENTS (cost $2,170,498,019)		2,472,353,721

SHORT-TERM INVESTMENTS — 5.9%
Mutual Fund — 5.7%
Prudential Core Investment Fund — Taxable Money Market Series (Note 4)(c)	146,861,969	146,861,969

SHORT-TERM INVESTMENTS (Continued)	Principal Amount (000)	Value (Note 2)
U.S. Government Obligation — 0.2%
United States Treasury Bill 0.86%, 9/18/03(d)(f)	$4,450	$4,441,602

TOTAL SHORT-TERM INVESTMENTS (cost $ 151,303,571)		151,303,571

TOTAL INVESTMENTS — 103.0% (cost $2,321,801,590; Note 6)		2,623,657,292
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.0)%		(76,711,790)

NET ASSETS — 100%		$2,546,945,502

(a)	Non-income producing security.

(b)	Portion of securities on loan with an aggregate market value of $78,910,630; cash collateral of $82,348,691 was received with which the portfolio purchased securities.

(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(d)	Security segregated as collateral for futures contracts.

(e)	Indicates a fair valued security.

(f)	Rate quoted represents yield-to-maturity at purchase date.

Open futures contracts as of June 30, 2003 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2003	Unrealized Depreciation
Long Positions:
294	S&P 500 Index	Sep 03	$73,823,550	$71,537,550	$(2,286,000)

SEE NOTES TO FINANCIAL STATEMENTS.

B67

VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 90.4%		Value (Note 2)
COMMON STOCKS	Shares
Aerospace & Defense — 5.2%
General Dynamics Corp.	380,600	$27,593,500
Northrop Grumman Corp.	301,600	26,025,064
Raytheon Co.	414,100	13,599,044

		67,217,608

Capital Markets — 2.0%
Bank of New York Co., Inc. (The)	455,100	13,084,125
Mellon Financial Corp.	461,800	12,814,950

		25,899,075

Chemicals — 2.5%
Dow Chemical Co.	196,600	6,086,736
E.I. du Pont de Nemours & Co.	291,400	12,133,896
IMC Global, Inc.	1,240,700	8,325,097
Lyondell Chemical Co.	421,800	5,706,954

		32,252,683

Commercial Banks — 1.4%
FleetBoston Financial Corp.	346,900	10,306,399
PNC Financial Services Group	154,400	7,536,264

		17,842,663

Commercial Services & Supplies — 1.2%
Waste Management, Inc.	673,800	16,231,842

Communications Equipment — 0.8%
Harris Corp.	345,000	10,367,250

Computers & Peripherals — 1.7%
Hewlett-Packard Co.	1,055,350	22,478,955

Containers & Packaging — 0.9%
Temple-Inland, Inc.	277,100	11,890,361

Diversified Financials — 10.5%
American Express Co.	244,700	10,230,907
Citigroup, Inc.	1,091,200	46,703,360
Freddie Mac	182,300	9,255,371
Goldman Sachs Group, Inc. (The)	190,300	15,937,625
J.P. Morgan Chase & Co.	292,500	9,997,650
Lehman Brothers Holdings, Inc.	367,300	24,418,104
Merrill Lynch & Co., Inc.	434,900	20,301,132

		136,844,149

Diversified Telecommunication Services — 3.6%
BellSouth Corp.	660,960	17,601,365
SBC Communications, Inc.	259,400	6,627,670
Verizon Communications, Inc.	568,600	22,431,270

		46,660,305

Electric Utilities — 2.8%
Dominion Resources, Inc.	141,200	9,074,924
DTE Energy Co.	132,900	5,135,256
FirstEnergy Corp.	391,500	15,053,175
TXU Corp.	330,400	7,417,480

		36,680,835

Electronic Equipment & Instruments — 1.1%
Solectron Corp.(a)(b)	3,861,900	14,443,506

Energy Equipment & Services — 9.6%
Baker Hughes, Inc.	419,300	14,075,901
ENSCO International, Inc.	998,900	26,870,410
GlobalSantaFe Corp.	1,027,100	23,972,514

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Energy Equipment & Services (cont’d.)
Halliburton Co.	843,300	$19,395,900
Nabors Industries, Ltd. (Barbados)(a)	330,700	13,079,185
Schlumberger, Ltd.	436,400	20,759,548
Weatherford International, Ltd. (Bermuda)(a)	163,100	6,833,890

		124,987,348

Food Products — 3.0%
ConAgra Foods, Inc.	1,024,100	24,168,760
Kraft Foods, Inc. (Class “A” Stock)	466,600	15,187,830

		39,356,590

Healthcare Providers & Services — 0.6%
Tenet Healthcare Corp.(a)	701,000	8,166,650

Hotels, Restaurants & Leisure — 1.6%
McDonald’s Corp.	921,200	20,321,672

Household Products — 1.7%
Kimberly-Clark Corp.	425,000	22,159,500

Industrial Conglomerates — 1.6%
General Electric Co.	278,700	7,993,116
Tyco International, Ltd. (Bermuda)	644,800	12,238,304

		20,231,420

Insurance — 7.4%
Allstate Corp.	331,600	11,821,540
Hartford Financial Services Group, Inc.	544,800	27,436,128
Travelers Property Casualty Corp. (Class “A” Stock)(b)	817,545	12,998,965
UnumProvident Corp.(b)	808,500	10,841,985
XL Capital, Ltd. (Class “A” Stock)	390,500	32,411,500

		95,510,118

Machinery — 0.7%
Navistar International Corp.(a)	290,300	9,472,489

Media — 5.7%
AOL Time Warner, Inc.(a)	519,700	8,361,973
General Motors Corp. (Class “H” Stock)(a)	487,300	6,242,313
Liberty Media Corp. (Class “A” Stock)(a)	1,666,100	19,260,116
New York Times Co. (The) (Class “A” Stock)	287,700	13,090,350
News Corp., Ltd. (The) ADR (Australia)	1,095,842	27,450,842

		74,405,594

Metals & Mining — 1.2%
Freeport-McMoRan Copper & Gold, Inc. (Class “B” Stock)(b)	343,500	8,415,750
Newmont Mining Corp.	222,900	7,235,334

		15,651,084

Multiline Retail — 1.1%
Federated Department Stores	379,900	13,999,315

Office Electronics — 1.6%
Xerox Corp.(a)(b)	1,932,700	20,467,293

SEE NOTES TO FINANCIAL STATEMENTS.

B68

VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Oil & Gas — 6.2%
Apache Corp.	208,110	$13,539,637
Exxon Mobil Corp.	527,800	18,953,298
Occidental Petroleum Corp.	703,300	23,595,715
Royal Dutch Petroleum Co. (Netherlands)	52,300	2,438,226
Total SA, ADR (France)	283,600	21,496,880

		80,023,756

Paper & Forest Products — 2.5%
Boise Cascade Corp.	324,000	7,743,600
International Paper Co.	701,300	25,057,449

		32,801,049

Pharmaceuticals — 4.4%
Bristol-Myers Squibb Co.	611,600	16,604,940
Merck & Co., Inc.	361,900	21,913,045
Pfizer, Inc.	263,340	8,993,061
Wyeth	204,542	9,316,888

		56,827,934

Real Estate — 0.0%
Corrections Corp. of America(a)	2,785	70,544

Road & Rail — 1.1%
Union Pacific Corp.	246,600	14,307,732

Semiconductors & Semiconductor Equipment — 1.2%
Agere Systems, Inc. (Class “B” Stock)(a)	6,744,185	15,511,625

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Software — 0.7%
Synopsys, Inc.(a)	141,100	$8,727,035

Specialty Retail — 1.0%
Toys “R” Us, Inc.(a)	1,053,700	12,770,844

Tobacco — 2.6%
Altria Group, Inc.	608,300	27,641,152
Loews Corp. — Carolina Group	209,500	5,656,500

		33,297,652

Wireless Telecommunication Services — 1.2%
Sprint Corp. (PCS Group)(a)(b)	2,797,800	16,087,350

TOTAL LONG-TERM INVESTMENTS (cost $1,110,608,450)		1,173,963,826

SHORT-TERM INVESTMENT — 13.2%
Mutual Fund
Prudential Core Investment Fund —Taxable Money Market Series (cost $171,065,692; Note 4)(c)	171,065,692	171,065,692

TOTAL INVESTMENTS — 103.6% (cost $1,281,674,142; Note 6)		1,345,029,518
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.6)%		(47,202,894)

NET ASSETS — 100%		$1,297,826,624

The following abbreviations are used in portfolio descriptions:

ADR	American Depository Receipt

(a)	Non-income producing security.

(b)	Portion of securities on loan with an aggregate market value of $25,957,156; cash collateral $27,627,044 was received with which the portfolio purchased securities.

(c)	Represents security, or portion thereof, purchased with cash collateral for securities on loan.

SEE NOTES TO FINANCIAL STATEMENTS.

B69

Financial Highlights

(Unaudited)

	Equity Portfolio
	Class I
	Six Months Ended June 30, 2003		Year Ended December 31,
			2002	2001	2000	1999	1998
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.75		$20.49	$24.50	$28.90	$29.64	$31.07

Income From Investment Operations:
Net investment income	0.09		0.17	0.18	0.51	0.54	0.60
Net realized and unrealized gains (losses) on investments	1.82		(4.75)	(2.83)	0.26	3.02	2.21

Total from investment operations	1.91		(4.58)	(2.65)	0.77	3.56	2.81

Less Distributions:
Dividends from net investment income	(0.01)		(0.16)	(0.18)	(0.51)	(0.53)	(0.60)
Distributions in excess of net investment income	—		—	—	(0.02)	—	—
Distributions from net realized gains	—		—	(1.18)	(4.64)	(3.77)	(3.64)

Total distributions	(0.01)		(0.16)	(1.36)	(5.17)	(4.30)	(4.24)

Net Asset Value, end of period	$17.65		$15.75	$20.49	$24.50	$28.90	$29.64

Total Investment Return(a)	12.11%		(22.34)%	(11.18)%	3.28%	12.49%	9.34%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,497.8		$3,273.6	$4,615.9	$5,652.7	$6,235.0	$6,247.0
Ratios to average net assets:
Expenses	0.48	%(b)	0.48%	0.49%	0.49%	0.47%	0.47%
Net investment income	1.10	%(b)	0.88%	0.84%	1.75%	1.72%	1.81%
Portfolio turnover rate	29	%(c)	54%	153%	78%	9%	25%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

	Equity Portfolio
	Class II
	Six Months Ended June 30, 2003		Year Ended December 31,			May 3, 1999(d) through December 31, 1999
			2002	2001	2000
Per Share Operating Performance:
Net asset value, beginning of period	$15.76		$20.49	$24.51	$28.92	$32.79

Income From Investment Operations:
Net investment income	0.05		0.09	0.09	0.39	0.28
Net realized and unrealized gains (losses) on investments	1.82		(4.72)	(2.83)	0.26	(0.60)

Total from investment operations	1.87		(4.63)	(2.74)	0.65	(0.32)

Less Distributions:
Dividends from net investment income	—		(0.10)	(0.10)	(0.40)	(0.34)
Distributions in excess of net investment income	—		—	—	(0.02)	—
Distributions from net realized gains	—		—	(1.18)	(4.64)	(3.21)

Total distributions	—		(0.10)	(1.28)	(5.06)	(3.55)

Net Asset Value, end of period	$17.63		$15.76	$20.49	$24.51	$28.92

Total Investment Return(a)	11.87%		(22.62)%	(11.57)%	2.83%	(0.68)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$0.5		$0.4	$1.1	$1.8	$0.3
Ratios to average net assets:
Expenses	0.88	%(b)	0.88%	0.89%	0.91%	0.87	%(b)
Net investment income	0.69	%(b)	0.46%	0.45%	1.26%	1.33	%(b)
Portfolio turnover rate	29	%(c)	54%	153%	78%	9	%(c)

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not Annualized.

(d)	Commencement of offering of Class II shares.

SEE NOTES TO FINANCIAL STATEMENTS.

D1

Financial Highlights

(Unaudited)

	Global Portfolio
	Six Months Ended June 30, 2003		Year Ended December 31,
			2002	2001	2000	1999	1998
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.35		$15.29	$23.61	$30.98	$21.16	$17.92

Income From Investment Operations:
Net investment income	0.08		0.07	0.09	0.07	0.06	0.07
Net realized and unrealized gains (losses) on investments	1.58		(3.87)	(3.58)	(5.30)	10.04	4.38

Total from investment operations	1.66		(3.80)	(3.49)	(5.23)	10.10	4.45

Less Distributions:
Dividends from net investment income	(0.05)		(0.14)	(0.06)	(0.07)	—	(0.16)
Distributions in excess of net investment income	—		—	—	(0.13)	(0.10)	(0.12)
Distributions from net realized gains	—		—	(4.77)	(1.94)	(0.18)	(0.93)

Total distributions	(0.05)		(0.14)	(4.83)	(2.14)	(0.28)	(1.21)

Net Asset Value, end of period	$12.96		$11.35	$15.29	$23.61	$30.98	$21.16

Total Investment Return(a)	14.76%		(25.14)%	(17.64)%	(17.68)%	48.27%	25.08%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$571.4		$514.9	$885.0	$1,182.1	$1,298.3	$844.5
Ratios to average net assets:
Expenses	0.86	%(b)	0.82%	0.84%	0.85%	0.84%	0.86%
Net investment income	1.40	%(b)	0.47%	0.58%	0.25%	0.21%	0.29%
Portfolio turnover rate	39	%(c)	75%	67%	95%	76%	73%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

	Jennison Portfolio
	Class I
	Six Months Ended June 30, 2003		Year Ended December 31,
			2002	2001	2000	1999	1998
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.79		$18.57	$22.97	$32.39	$23.91	$17.73

Income From Investment Operations:
Net investment income	0.03		0.03	0.04	0.01	0.05	0.04
Net realized and unrealized gains (losses) on investments	1.54		(5.78)	(4.22)	(5.61)	9.88	6.56

Total from investment operations	1.57		(5.75)	(4.18)	(5.60)	9.93	6.60

Less Distributions:
Dividends from net investment income	—		(0.03)	(0.03)	— (b)	(0.05)	(0.04)
Distributions from net realized gains	—		—	(0.19)	(3.82)	(1.40)	(0.38)

Total distributions	—		(0.03)	(0.22)	(3.82)	(1.45)	(0.42)

Net Asset Value, end of period	$14.36		$12.79	$18.57	$22.97	$32.39	$23.91

Total Investment Return(a)	12.28%		(30.95)%	(18.25)%	(17.38)%	41.76%	37.46%
Ratios/Supplement Data:
Net assets, end of period (in millions)	$1,510.2		$1,388.8	$2,186.9	$2,892.7	$2,770.7	$1,198.7
Ratios to average net assets:
Expenses	0.64	%(c)	0.61%	0.64%	0.64%	0.63%	0.63%
Net investment income	0.53	%(c)	0.21%	0.18%	0.02%	0.17%	0.20%
Portfolio turnover rate	29	%(d)	74%	86%	89%	58%	54%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b)	Less than $0.005 per share.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D2

Financial Highlights

(Unaudited)

	Jennison Portfolio
	Class II
	Six Months Ended June 30, 2003		Year Ended December 31,		February 10, 2000(e) through December 31, 2000
			2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.70		$18.45	$22.88	$34.25

Income From Investment Operations:
Net investment income (loss)	0.01		(0.02)	0.01	(0.03)
Net realized and unrealized gains (losses) on investments	1.51		(5.73)	(4.25)	(7.54)

Total from investment operations	1.52		(5.75)	(4.24)	(7.57)

Less Distributions:
Dividends from net investment income	—		—	— (d)	—	(d)
Distributions from net realized gains	—		—	(0.19)	(3.80)

Total distributions	—		—	(0.19)	(3.80)

Net Asset Value, end of period	$14.22		$12.70	$18.45	$22.88

Total Investment Return(a)	11.97%		(31.17)%	(18.60)%	(22.19)%
Ratios/Supplement Data:
Net assets, end of period (in millions)	$60.1		$48.1	$59.6	$13.3
Ratios to average net assets:
Expenses	1.04	%(b)	1.01%	1.04%	1.04	%(b)
Net investment income (loss)	0.12	%(b)	(0.19)%	(0.19)%	(0.39	)%(b)
Portfolio turnover rate	29	%(c)	74%	86%	89	%(c)

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

(d)	Less than $0.005 per share.

(e)	Commencement of offering of Class II Shares.

	Money Market Portfolio
	Six Months Ended June 30, 2003		Year Ended December 31,
			2002	2001	2000	1999	1998
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.00		$10.00	$10.00	$10.00	$10.00	$10.00

Income From Investment Operations:
Net investment income and realized and unrealized gains	0.05		0.15	0.41	0.60	0.49	0.52
Dividend and distributions	(0.05)		(0.15)	(0.41)	(0.60)	(0.49)	(0.52)

Net Asset Value, end of period	$10.00		$10.00	$10.00	$10.00	$10.00	$10.00

Total Investment Return(a)	0.46%		1.52%	4.22%	6.20%	4.97%	5.39%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,273.8		$1,366.6	$1,501.9	$1,238.2	$1,335.5	$920.2
Ratios to average net assets:
Expenses	0.43	%(b)	0.43%	0.43%	0.44%	0.42%	0.41%
Net investment income	0.93	%(b)	1.52%	3.86%	6.03%	4.90%	5.20%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D3

Financial Highlights

(Unaudited)

	SP Aggressive Growth Asset Allocation Portfolio
	Six Months Ended June 30, 2003		Year Ended December 31,		September 22, 2000(a) through December 31, 2000
			2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$5.90		$7.58	$9.33	$10.00

Income From Investment Operations:
Net investment income	0.01		— (e)	0.02	0.01
Net realized and unrealized gains (losses) on investments	0.69		(1.68)	(1.69)	(0.67)

Total from investment operations	0.70		(1.68)	(1.67)	(0.66)

Less Distributions:
Dividends from net investment income	—	(e)	—	(0.02)	(0.01)
Distributions from net realized gains	—		—	(0.06)	—

Total distributions	—		—	(0.08)	(0.01)

Net Asset Value, end of period	$6.60		$5.90	$7.58	$9.33

Total Investment Return(b)	11.91%		(22.16)%	(17.92)%	(6.65)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$25.5		$15.1	$7.5	$2.1
Ratios to average net assets:
Expenses	0.05	%(c)	0.05%	0.05%	0.05	%(c)
Net investment income	0.47	%(c)	0.06%	0.39%	0.36	%(c)
Portfolio turnover rate	20	%(d)	26%	62%	6	%(d)

(a)	Commencement of operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Less than $0.005 per share.

	SP Aim Aggressive Growth Portfolio
	Six Months Ended June 30, 2003		Year Ended December 31,		September 22, 2000(a) through December 31, 2000
			2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$5.13		$6.49	$8.60	$10.00

Income From Investment Operations:
Net investment loss	(0.02)		(0.03)	(0.04)	(0.01)
Net realized and unrealized gains (losses) on investments	0.46		(1.33)	(2.07)	(1.39)

Total from investment operations	0.44		(1.36)	(2.11)	(1.40)

Net Asset Value, end of period	$5.57		$5.13	$6.49	$8.60

Total Investment Return(b)	8.58%		(20.96)%	(24.53)%	(14.00)%
Ratios/Supplement Data:
Net assets, end of period (in millions)	$14.3		$9.3	$5.7	$3.9
Ratios to average net assets:(d)
Expenses	1.07	% (c)	1.07%	1.07%	1.07	% (c)
Net investment loss	(0.73	)%(c)	(0.72)%	(0.73)%	(0.40	)%(c)
Portfolio turnover rate	35	% (e)	73%	87%	16	% (e)

(a)	Commencement of operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Net of expense subsidy. If the manager had not subsidized expenses, the annual expense and net investment loss ratios would have been 2.24% and (1.91)%, respectively, for the six months ended June 30, 2003, 2.81% and (2.46)%, respectively, for the year ended December 31, 2002, 3.45% and (3.11)%, respectively, for the year ended December 31, 2001 and 5.57% and (4.90)%, respectively, for the period ended December 31, 2000.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D4

Financial Highlights

(Unaudited)

	SP AIM Core Equity Portfolio
	Six Months Ended June 30, 2003		Year Ended December 31,			September 22, 2000(a) through December 31, 2000
			2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$5.52		$6.51	$8.41		$10.00

Income From Investment Operations:
Net investment income (loss)	0.02		0.02	(—	)(f)	0.01
Net realized and unrealized gain (loss) on investments	0.49		(1.01)	(1.90)		(1.59)

Total from investment operations	0.51		(0.99)	(1.90)		(1.58)

Less Dividends:
Dividends from net investment income	(0.02)		—	—		(0.01)

Net Asset Value, end of period	$6.01		$5.52	$6.51		$8.41

Total Investment Return(b)	9.32%		(15.21)%	(22.68)%		(15.74)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$17.8		$13.9	$10.2		$4.3
Ratios to average net assets:(d)
Expenses	1.00	%(c)	1.00%	1.00%		1.00	%(c)
Net investment income (loss)	0.64	%(c)	0.45%	(0.02)%		0.26	%(c)
Portfolio turnover rate	22	%(e)	116%	65%		15	%(e)

(a)	Commencement of operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Net of expense subsidy. If the manager had not subsidized expenses, the annual expense and net investment income (loss) ratios would have been 1.81% and (0.17)%, respectively, for the six months ended June 30, 2003, 1.79% and (0.34)%, respectively, for the year ended December 31, 2002, 2.55% and (1.57)%, respectively for the year ended December 31, 2001 and 5.53% and (4.27)%, respectively, for the period ended December 31, 2000.

(e)	Not annualized.

(f)	Less than $0.005 per share.

	SP Alliance Large Cap Growth Portfolio
	Six Months Ended June 30, 2003		Year Ended December 31,		September 22, 2000(a) through December 31, 2000
			2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$5.03		$7.31	$8.55	$10.00

Income From Investment Operations:
Net investment income (loss)	—	(f)	(0.01)	(0.01)	0.01
Net realized and unrealized gain (loss) on investments	0.51		(2.27)	(1.23)	(1.45)

Total from investment operations	0.51		(2.28)	(1.24)	(1.44)

Less Distributions:
Dividends from net investment income	—		—	—	(0.01)
Tax return of capital distributions	—		—	— (f)	—

Total distributions	—		—	— (f)	(0.01)

Net Asset Value, end of period	$5.54		$5.03	$7.31	$8.55

Total Investment Return(b)	10.14%		(31.19)%	(14.47)%	(14.44)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$85.0		$57.7	$35.9	$7.1
Ratios to average net assets:(d)
Expenses	1.10	%(c)	1.10%	1.10%	1.10	%(c)
Net investment income (loss)	(0.04	)%(c)	(0.27)%	(0.08)%	0.44	%(c)
Portfolio turnover rate	23	%(e)	34%	47%	10	%(e)

(a)	Commencement of operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Net of expense subsidy. If the manager had not subsidized expenses, the expense and net investment income (loss) ratios would have been 1.10% and (0.04)%, respectively, for the year ended December 31, 2002, 1.57% and (0.55)%, respectively, for the year ended December 31, 2001 and 4.26% and (2.72)%, respectively, for the period ended December 31, 2000.

(e)	Not annualized.

(f)	Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS.

D5

Financial Highlights

(Unaudited)

	SP Alliance Technology Portfolio
	Six Months Ended June 30, 2003		Year Ended December 31,		September 22, 2000(a) through December 31, 2000
			2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$3.35		$5.71	$7.62	$10.00

Income From Investment Operations:
Net investment income (loss)	(0.02)		(0.04)	(0.03)	0.01
Net realized and unrealized gains (losses) on investments	0.59		(2.32)	(1.88)	(2.38)

Total from investment operations	0.57		(2.36)	(1.91)	(2.37)

Less Distributions:
Dividends from net investment income	—		—	—	(0.01)
Distributions in excess of net investment income	—		—	—	—	(c)

Total distributions	—		—	—	(0.01)

Net Asset Value, end of period	$3.92		$3.35	$5.71	$7.62

Total Investment Return(b)	17.01%		(41.33)%	(25.07)%	(23.71)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$9.8		$6.5	$7.7	$6.1
Ratios to average net assets:(f)
Expenses	1.30	%(d)	1.30%	1.30%	1.30	%(d)
Net investment income (loss)	(1.02	)%(d)	(1.10)%	(0.69)%	0.37	%(d)
Portfolio turnover rate	50	%(e)	81%	47%	23	%(e)

(a)	Commencement of operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Less than $0.005 per share.

(d)	Annualized.

(e)	Not annualized.

(f)	Net of expense subsidy. If the manager had not subsidized expenses, the annual expense and net investment income (loss) ratios would have been 2.92% and (2.64)%, respectively, for the six months ended June 30, 2003, 3.00% and (2.81)%, respectively, for the year ended December 31, 2002, 3.16% and (2.53)%, respectively, for the year ended December 31, 2001 and 4.66% and (2.99)%, respectively, for the period ended December 31, 2000.

	SP Balanced Asset Allocation Portfolio
	Six Months Ended June 30, 2003		Year Ended December 31,		September 22, 2000(a) through December 31, 2000
			2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.96		$9.02	$9.80	$10.00

Income from Investment Operations:
Net investment income	0.07		0.11	0.14	0.06
Net realized and unrealized gain (loss) on investments	0.77		(1.16)	(0.73)	(0.20)

Total from investment operations	0.84		(1.05)	(0.59)	(0.14)

Less Distributions:
Dividends from net investment income	(0.10)		—	(0.14)	(0.06)
Distributions from net realized gains	—		(0.01)	(0.05)	—

Total distributions	(0.10)		(0.01)	(0.19)	(0.06)

Net asset value, end of period	$8.70		$7.96	$9.02	$9.80

Total Investment Return(b)	10.66%		(11.67)%	(5.99)%	(1.42)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$245.0		$147.3	$66.1	$3.7
Ratios to average net assets:
Expenses	0.05	%(c)	0.05%	0.05%	0.05	%(c)
Net investment income	2.82	%(c)	1.96%	3.26%	4.89	%(c)
Portfolio turnover rate	10	%(d)	22%	35%	4	%(d)

(a)	Commencement of operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D6

Financial Highlights

(Unaudited)

	SP Conservative Asset Allocation Portfolio
	Six Months Ended June 30, 2003		Year Ended December 31,		September 22, 2000(a) through December 31, 2000
			2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.16		$9.77	$10.00	$10.00

Income From Investment Operations:
Net investment income	0.13		0.16	0.21	0.08
Net realized and unrealized gains (losses) on investments	0.73		(0.73)	(0.24)	—	(c)

Total from investment operations	0.86		(0.57)	(0.03)	0.08

Less Distributions:
Dividends from net investment income	(0.15)		(0.03)	(0.16)	(0.08)
Distributions from net realized gains	(0.01)		(0.01)	(0.04)	—	(c)

Total distributions	(0.16)		(0.04)	(0.20)	(0.08)

Net Asset Value, end of period	$9.86		$9.16	$9.77	$10.00

Total Investment Return(b)	9.60%		(5.88)%	(0.23)%	0.84%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$187.0		$117.5	$47.9	$1.9
Ratios to average net assets:
Expenses	0.05	%(d)	0.05%	0.05%	0.05	%(d)
Net investment income	3.96	%(d)	2.79%	4.76%	8.07	%(d)
Portfolio turnover rate	20	%(e)	25%	29%	4	%(e)

(a)  Commencement of operations.

(b)  Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)   Less than $0.005 per share.

(d)  Annualized.

(e)  Not annualized.

	SP Davis Value Portfolio
	Six Months Ended June 30, 2003		Year Ended December 31,		September 22, 2000(a) through December 31, 2000
			2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.62		$9.04	$10.15	$10.00

Income From Investment Operations:
Net investment income	0.02		0.05	0.05	0.02
Net realized and unrealized gains (losses) on investments and foreign currencies	0.85		(1.47)	(1.11)	0.15

Total from investment operations	0.87		(1.42)	(1.06)	0.17

Less Dividends:
Dividends from net investment income	(0.05)		— (f)	(0.05)	(0.02)

Net Asset Value, end of period	$8.44		$7.62	$9.04	$10.15

Total Investment Return(b)	11.45%		(15.70)%	(10.46)%	1.69%
Ratios/Supplement Data:
Net assets, end of period (in millions)	$234.7		$165.0	$94.4	$12.8
Ratios to average net assets:(e)
Expenses	0.83	%(c)	0.83%	0.83%	0.83	%(c)
Net investment income	0.79	%(c)	0.82%	0.64%	1.48	%(c)
Portfolio turnover rate	8	%(d)	22%	17%	3	%(d)

(a)	Commencement of operations.
(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and included reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.
(c)	Annualized.
(d)	Not annualized.
(e)	Net of expense subsidy. If the manager had not subsidized expenses, the annual expense and net investment income (loss) ratios would have been 0.84% and 0.78%, respectively, for the six months ended June 30, 2003, 0.87% and 0.78%, respectively, for the year ended December 31, 2002, 1.03% and 0.43%, respectively, for the year ended December 31, 2001, and 3.16% and (0.85)%, respectively, for the period ended December 31, 2000.
(f)	Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS.

D7

Financial Highlights

(Unaudited)

	SP Deutsche International Equity Portfolio
	Six Months Ended June 30, 2003		Year Ended December 31,		September 22, 2000(a) through December 31, 2000
			2001	2002
Per Share Operating Performance:
Net Asset Value, beginning of period	$6.08		$7.35	$9.44	$10.00

Income From Investment Operations:
Net investment income	0.05		0.04	0.05	0.01
Net realized and unrealized gains (losses) on investments	0.26		(1.31)	(2.09)	(0.57)

Total from investment operations	0.31		(1.27)	(2.04)	(0.56)

Less Dividends:
Dividends from net investment income	(0.05)		—	(0.05)	—

Net Asset Value, end of period	$6.34		$6.08	$7.35	$9.44

Total Investment Return(b)	5.22%		(17.17)%	(22.07)%	(5.20)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$67.9		$46.4	$24.7	$7.8
Ratios to average net assets:(e)
Expenses	1.10	%(c)	1.10%	1.10%	1.10	%(c)
Net investment income	2.43	%(c)	0.55%	0.61%	0.55	%(c)
Portfolio turnover rate	53	%(d)	141%	155%	51	%(d)

(a)	Commencement of operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Net of expense subsidy. If the manager had not subsidized expenses, the annual expense and net investment income (loss) ratios would have been 1.37% and 2.16%, respectively, for the six months ended June 30, 2003, 1.77% and (0.12)%, respectively, for the year ended December 31, 2002, 3.27% and (1.56)%, respectively, for the period ended December 31, 2001, and 4.21% and (2.56)%, respectively, for the period ended December 31, 2000.

	SP Growth Asset Allocation Portfolio
	Six Months Ended June 30, 2003		Year Ended December 31,		September 22, 2000(a) through December 31, 2000
			2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$6.84		$8.27	$9.52	$10.00

Income from Investment Operations:
Net investment income	0.04		0.06	0.09	0.03
Net realized and unrealized losses on investments	0.74		(1.49)	(1.21)	(0.49)

Total from investment operations	0.78		(1.43)	(1.12)	(0.46)

Less Distributions:
Dividends from net investment income	(0.05)		—	(0.08)	(0.02)
Distributions from net realized gains	—		— (e)	(0.05)	—

Total distributions	(0.05)		—	(0.13)	(0.02)

Net Asset Value, end of period	$7.57		$6.84	$8.27	$9.52

Total Investment Return(b)	11.48%		(17.26)%	(11.77)%	(4.56)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$162.9		$96.4	$46.8	$3.9
Ratios to average net assets:
Expenses	0.05	%(c)	0.05%	0.05%	0.05	%(c)
Net investment income	1.71	%(c)	1.12%	1.71%	2.95	%(c)
Portfolio turnover rate	18	%(d)	24%	43%	39	%(d)

(a)	Commencement of operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns of less than one full year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS.

D8

Financial Highlights

(Unaudited)

	SP INVESCO Small Company Growth Portfolio
	Six Months Ended June 30, 2003		Year Ended December 31,		September 22, 2000(a) through December 31, 2000
			2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$4.84		$6.94	$8.38	$10.00

Income From Investment Operations:
Net investment loss	(0.02)		(0.03)	(0.02)	—	(f)
Net realized and unrealized gains (losses) on investments	0.68		(2.07)	(1.42)	(1.62)

Total from investment operations	0.66		(2.10)	(1.44)	(1.62)

Net Asset Value, end of period	$5.50		$4.84	$6.94	$8.38

Total Investment Return(b)	13.64%		(30.26)%	(17.18)%	(16.20)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$18.8		$12.5	$8.4	$5.5
Ratios to average net assets:(d)
Expenses	1.15%	(c)	1.15%	1.15%	1.15%	(c)
Net investment loss	(0.86)%	(c)	(0.73)%	(0.28)%	(0.10)%	(c)
Portfolio turnover rate	53%	(e)	109%	83%	29%	(e)

(a)	Commencement of operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Net of expense subsidy. If the manager had not subsidized expenses, the annual expense and net investment loss ratios would have been 2.02% and (1.73)%, respectively, for the six months ended June 30, 2003, 2.30% and (1.89)%, respectively, for the year ended December 31, 2002, 2.84% and (1.97)%, respectively, for the year ended December 31, 2001 and 4.00% and (2.95)% respectively, for the period ended December 31, 2000.

(e)	Not annualized.

(f)	Less than $0.005 per share.

	SP Jennison International Growth Portfolio
	Class I
	Six Months Ended June 30, 2003		Year Ended December 31,				September 22, 2000(a) through December 31, 2000
			2002		2001(f)
Per Share Operating Performance:
Net Asset Value, beginning of period	$4.22		$5.45		$8.50		$10.00

Income From Investment Operations:
Net investment income	0.03		0.01		0.02		0.01
Net realized and unrealized gains (losses) on investments	0.48		(1.24)		(3.05)		(1.51)

Total from investment operations	0.51		(1.23)		(3.03)		(1.50)

Less Distributions:
Tax return of capital distributions	—		—		(0.02)		—

Net Asset Value, end of period	$4.73		$4.22		$5.45		$8.50

Total Investment Return(b)	12.09%		(22.57)%		(35.64)%		(15.00)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$53.6		$34.9		$19.9		$7.6
Ratios to average net assets(d)
Expenses	1.22	%(c)	1.24%		1.24%		1.24	%(c)
Net investment income	1.54	%(c)	0.26	%(g)	0.31	%(g)	0.51	%(c)
Portfolio turnover rate	115	%(e)	108%		86%		12	%(e)

(a)	Commencement of offering of Class I shares.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Net of expense subsidy. If the manager had not subsidized expenses, the annual expense and net investment income (loss) ratios would have been 1.40% and 0.10%, respectively, for the year ended December 31, 2002, 1.86% and (0.30)%, respectively, for the year ended December 31, 2001 and 3.44% and (1.69)%, respectively, for the period ended December 31, 2000.

(e)	Not annualized.

(f)	Calculated based upon weighted average shares outstanding during the year.

(g)	Includes custody fee credits of 0.02% and 0.12% for the year ended December 31, 2002 and the year ended December 31, 2001, respectively. If the Portfolio had not earned custodian fee credits, the annual net investment income (loss) would have been 0.24% and 0.19%, respectively for the year ended December 31, 2002 and the year ended December 31, 2001.

SEE NOTES TO FINANCIAL STATEMENTS.

D9

Financial Highlights

(Unaudited)

	SP Jennison International Growth Portfolio
	Class II
	Six Months Ended June 30, 2003		Year Ended December 31,				October 4, 2000(a) through December 31, 2000
			2002		2001(g)
Per Share Operating Performance:
Net Asset Value, beginning of period	$4.19		$5.43		$8.48		$9.79

Income From Investment Operations:
Net investment income (loss)	0.02		—	(f)	—	(f)	—	(f)
Net realized and unrealized gains (losses) on investments	0.48		(1.24)		(3.04)		(1.31)

Total from investment operations	0.50		(1.24)		(3.04)		(1.31)

Less Distributions:
Tax return of capital distributions	—		—		(0.01)		—

Net Asset Value, end of period	$4.69		$4.19		$5.43		$8.48

Total Investment Return(b)	11.93%		(22.84)%		(35.92)%		(13.28)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$40.5		$23.6		$14.9		$2.7
Ratios to average net assets:(d)
Expenses	1.61	%(c)	1.64%		1.64%		1.64	%(c)
Net investment income (loss)	1.14	%(c)	(0.11	)%(h)	(0.03	)%(h)	—	%(c)
Portfolio turnover rate	115	%(e)	108%		86%		12	%(e)

(a)	Commencement of offering of Class II shares.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Net of expense subsidy. If the manager had not subsidized expenses, the annual expense and net investment income (loss) ratios would have been 1.80% and (0.26)%, respectively, for the year ended December 31, 2002 and 2.26% and (0.66)%, respectively, for the year ended December 31, 2001 and 3.84% and (2.20)%, respectively, for the period ended December 31, 2000.

(e)	Not annualized.

(f)	Less than $0.005 per share.

(g)	Calculated based upon weighted average shares outstanding during the year.

(h)	Includes custody fee credits of 0.02% and 0.13% for the year ended December 31, 2002 and the year ended December 31, 2001, respectively. If the Portfolio had not earned custodian fee credits, the annual net investment income (loss) would have been (0.13)% and (0.16)%, respectively for the year ended December 31, 2002 and the year ended December 31, 2001.

	SP Large Cap Value Portfolio
	Six Months Ended June 30, 2003		Year Ended December 31,		September 22, 2000(a) through December 31, 2000
			2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.81		$9.44	$10.44	$10.00

Income From Investment Operations:
Net investment income	0.05		0.08	0.09	0.04
Net realized and unrealized gains (losses) on investments	0.68		(1.62)	(0.99)	0.44

Total from investment operations	0.73		(1.54)	(0.90)	0.48

Less Distributions:
Dividends from net investment income	—		(0.09)	(0.10)	(0.04)
Distributions in excess of net investment income	—		—	—	—	(e)
Tax Return of Capital	—		— (e)	—	—

Total distributions	—		(0.09)	(0.10)	(0.04)

Net Asset Value, end of period	$8.54		$7.81	$9.44	$10.44

Total Investment Return(b)	9.35%		(16.37)%	(8.65)%	4.82%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$50.4		$38.3	$23.7	$3.9
Ratios to average net assets:(d)
Expenses	0.90	%(c)	0.90%	0.90%	0.90	%(c)
Net investment income	1.33	%(c)	1.22%	1.18%	1.60	%(c)
Portfolio turnover rate	31	%(f)	96%	61%	13	%(f)

(a)	Commencement of operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Net of expense subsidy. If the manager had not subsidized expenses, the annual expense and net investment income (loss) ratios would have been 1.18% and 1.05%, respectively, for the six months ended June 30, 2003 and 1.31% and 0.81%, respectively, for the year ended December 31, 2002, 1.98% and 0.10%, respectively, for the year ended December 31, 2001 and 5.47% and (2.97)%, respectively, for the period ended December 31, 2000.

(e)	Less than $0.005 per share.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D10

Financial Highlights

(Unaudited)

	SP MFS Capital Opportunities Portfolio
	Six Months Ended June 30, 2003		Year Ended December 31,			September 22, 2000(a) through December 31, 2000
			2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$5.00		$7.01	$9.15		$10.00

Income From Investment Operations:
Net investment income	0.01		0.01	—	(f)	0.01
Net realized and unrealized gain (loss) on investments	0.65		(2.02)	(2.13)		(0.85)

Total from investment operations	0.66		(2.01)	(2.13)		(0.84)

Less Distributions:
Dividends from net investment income	(0.01)		—	(0.01)		(0.01)

Net Asset Value, end of period	$5.65		$5.00	$7.01		$9.15

Total Return(b)	13.18%		(28.67)%	(23.28)%		(8.39)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$12.5		$9.3	$8.2		$4.3
Ratios to average net assets:(d)
Expenses	1.00	%(c)	1.00%	1.00%		1.00	%(c)
Net investment income	0.32	%(c)	0.16%	(—	)%(g)	0.40	%(c)
Portfolio turnover rate	34	%(e)	143%	99%		25	%(e)

(a)	Commencement of operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Net of expense subsidy. If the manager had not subsidized expenses, the annual expense and net investment income (loss) ratios would have been 2.18% and (0.86)%, respectively, for the six months ended June 30, 2003 and 2.28% and (1.12)%, respectively, for the year ended December 31, 2002, 3.04% and (2.04)%, respectively, for the year ended December 31, 2001 and 5.48% and (4.08)%, respectively, for the period ended December 31, 2000.

(e)	Not annualized.

(f)	Less than $0.005 per share.

(g)	Less than $0.005%.

	SP Mid-Cap Growth Portfolio
	Six Months Ended June 30, 2003		Year Ended December 31,		September 22, 2000(a) through December 31, 2000
			2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$4.09		$7.62	$9.69	$10.00

Income From Investment Operations:
Net investment income (loss)	(0.01)		(0.02)	(0.01)	0.02
Net realized and unrealized gain (loss) on investments	0.70		(3.51)	(2.01)	(0.25)

Total from investment operations	0.69		(3.53)	(2.02)	(0.23)

Less Distributions:
Dividends from net investment income	—		—	(0.01)	(0.02)
Distributions from net realized gains	—		—	(0.04)	(0.06)

Total distributions	—		—	(0.05)	(0.08)

Net Asset Value, end of period	$4.78		$4.09	$7.62	$9.69

Total Investment Return(b)	16.87%		(46.33)%	(20.93)%	(2.26)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$30.2		$18.3	$15.9	$5.6
Ratios to average net assets:(d)
Expenses	1.00	%(c)	1.00%	1.00%	1.00	%(c)
Net investment income (loss)	(0.78	)%(c)	(0.59)%	(0.20)%	1.16	%(c)
Portfolio turnover rate	30	%(e)	255%	93%	27	%(e)

(a)	Commencement of operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Net of expense subsidy. If the manager had not subsidized expenses, the annual expense and net investment income (loss) ratios would have been 1.48% and (1.26)%, respectively, for the period ended June 30, 2003, 1.68% and (1.27)%, respectively, for the year ended December 31, 2002, 2.11% and (1.31)%, respectively, for the year ended December 31, 2001 and 4.59% and (2.43)%, respectively, for the period ended December 31, 2000.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D11

Financial Highlights

(Unaudited)

	SP PIMCO High Yield Portfolio
	Six Months Ended June 30, 2003		Year Ended December 31,			September 22, 2000(a) through December 31, 2000
			2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.17		$9.81	$10.02		$10.00

Income From Investment Operations:
Net investment income	0.34		0.64	0.59		0.17
Net realized and unrealized gains (losses) on investments	0.99		(0.64)	(0.21)		0.02

Total from investment operations	1.33		—	0.38		0.19

Less Distributions:
Dividends from net investment income	(0.34)		(0.64)	(0.59)		(0.16)
Distributions from net realized gains	—		—	—		(0.01)
Distributions in excess of net realized capital gains	—		—	—		—	(d)

Total distributions	(0.34)		(0.64)	(0.59)		(0.17)

Net Asset Value, end of period	$10.16		$9.17	$9.81		$10.02

Total Investment Return(b)	14.62%		0.15%	3.97%		1.94%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$150.8		$112.2	$52.0		$8.0
Ratios to average net assets:
Expenses	0.73	%(c)	0.82%	0.82	%(e)	0.82	%(c)(e)
Net investment income	7.52	%(c)	7.79%	7.44	%(e)	7.78	%(c)(e)
Portfolio turnover rate	53	%(f)	108%	105%		88	%(f)

(a)	Commencement of operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Less than $0.005 per share.

(e)	Net of expense subsidy. If the manager had not subsidized expenses, the annual expense and net investment income ratios would have been 1.08% and 7.18%, respectively, for the year ended December 31, 2001 and 3.42% and 5.18%, respectively, for the period ended December 31, 2000.

(f)	Not annualized.

	SP PIMCO Total Return Portfolio
	Six Months Ended June 30, 2003		Year Ended December 31,			September 22, 2000(a) through December 31, 2000
			2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.41		$10.70	$10.40		$10.00

Income From Investment Operations:
Net investment income	0.13		0.28	0.32		0.13
Net realized and unrealized gains on investments	0.45		0.71	0.57		0.39

Total from investment operations	0.58		0.99	0.89		0.52

Less Distributions:
Dividends from net investment income	(0.18)		(0.28)	(0.34)		(0.11)
Distributions from net realized gains	(0.25)		— (f)	(0.25)		(0.01)

Total distributions	(0.43)		(0.28)	(0.59)		(0.12)

Net Asset Value, end of period	$11.56		$11.41	$10.70		$10.40

Total Investment Return(b)	5.25%		9.39%	8.66%		5.18%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$703.6		$471.7	$147.0		$10.7
Ratios to average net assets:
Expenses	0.64	%(c)	0.67%	0.76	%(d)	0.76	%(c)(d)
Net investment income	2.69	%(c)	3.02%	3.69	%(d)	5.94	%(c)(d)
Portfolio turnover rate	271	%(e)	574%	718%		239	%(e)

(a)	Commencement of operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Net of expense subsidy. If the manager had not subsidized expenses, the annual expense and net investment income ratios would have been 0.82% and 3.63%, respectively, for the year ended December 31, 2001 and 2.73% and 3.97%, respectively, for the period ended December 31, 2000.

(e)	Not annualized.

(f)	Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS.

D12

Financial Highlights

(Unaudited)

	SP Prudential U.S. Emerging Growth Portfolio
	Class I
	Six Months Ended June 30, 2003		Year Ended December 31,				September 22, 2000(a) through December 31, 2000
			2002		2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$4.68		$6.89		$8.38		$10.00

Income From Investment Operations:
Net investment income (loss)	(0.01)		(0.02)		(0.01)		0.01
Net realized and unrealized gains (losses) on investments	1.10		(2.19)		(1.48)		(1.62)

Total from investment operations	1.09		(2.21)		(1.49)		(1.61)

Less Dividends:
Dividends from net investment income	—		—		—		(0.01)

Net Asset Value, end of period	$5.77		$4.68		$6.89		$8.38

Total Investment Return(b)	23.29%		(32.08)%		(17.78)%		(16.11)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$88.5		$51.0		$31.2		$6.4
Ratios to average net assets:
Expenses	0.86	%(c)	0.90	%(d)	0.90	%(d)	0.90	%(c)(d)
Net investment income (loss)	(0.58	)%(c)	(0.48	)%(d)	(0.37	)%(d)	0.49	%(c)(d)
Portfolio turnover rate	111	%(e)	299%		258%		82	%(e)

(a)	Commencement of operations

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Net of expense subsidy. If the manager had not subsidized expenses, the annual expense and net investment income (loss) ratios would have been 0.98% and (0.56)%, respectively, for the year ended December 31, 2002, 1.41% and (0.88)%, respectively, for the year ended December 31, 2001 and 4.26% and (2.87)%, respectively, for the period ended December 31, 2000.

(e)	Not annualized.

	SP Prudential U.S. Emerging Growth Portfolio
	Class II
	Six Months Ended June 30, 2003		Year Ended December 31, 2002		July 9, 2001(a) through December 31, 2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$4.65		$6.88		$7.56

Income From Investment Operations:
Net investment loss	(0.02)		(0.05)		(0.01)
Net realized and unrealized gains (losses) on investments	1.10		(2.18)		(0.67)

Total from investment operations	1.08		(2.23)		(0.68)

Net Asset Value, end of period	$5.73		$4.65		$6.88

Total Investment Return(b)	23.23%		(32.41)%		(8.99)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$0.3		$0.2		$0.2
Ratios to average net assets:
Expenses	1.26	%(c)	1.30	%(d)	1.30	%(c)(d)
Net investment loss	(0.97	)%(c)	(0.89	)%(d)	(0.87	)%(c)(d)
Portfolio turnover rate	111	%(e)	299%		258	%(e)

(a)	Commencement of offering of Class II shares.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Net of expense subsidy. If the manager had not subsidized expenses, the annual expense and net investment loss ratios would have been 1.38% and (0.95)%, respectively, for the year ended December 31, 2002, 1.81% and (1.38)%, respectively, for the period ended December 31, 2001.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D13

Financial Highlights

(Unaudited)

	SP Small/Mid Cap Value Portfolio
	Six Months Ended June 30, 2003		Year Ended December 31,				September 22, 2000(a) through December 31, 2000
			2002		2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.68		$11.36		$11.13		$10.00

Income From Investment Operations:
Net investment income	0.01		0.05		0.08		0.03
Net realized and unrealized gains (losses) on investments	0.85		(1.68)		0.26		1.10

Total from investment operations	0.86		(1.63)		0.34		1.13

Less Dividends:
Dividends from net investment income	—	(b)	(0.05)		(0.11)		—	(b)

Net Asset Value, end of period	$10.54		$9.68		$11.36		$11.13

Total Investment Return(c)	8.92%		(14.38)%		3.11%		11.33%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$142.9		$99.2		$47.4		$6.1
Ratios to average net assets:
Expenses	1.05	%(d)	1.05	%(e)	1.05	%(e)	1.05	%(d)(e)
Net investment income	0.22	%(d)	0.69	%(e)	1.08	%(e)	1.79	%(d)(e)
Portfolio turnover rate	38	%(f)	116%		89%		18	%(f)

(a)	Commencement of operations.

(b)	Less than $0.005 per share.

(c)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(d)	Annualized.

(e)	Net of expense subsidy. If the manager had not subsidized expenses, the annual expense and net investment income (loss) ratios would have been 1.10% and 0.64%, respectively, for the year ended December 31, 2002, 1.56% and 0.57%, respectively, for the year ended December 31, 2001 and 4.84% and (2.00)%, respectively, for the period ended December 31, 2000.

(f)	Not annualized.

	SP Strategic Partners Focused Growth Portfolio
	Class I
	Six Months Ended June 30, 2003		Year Ended December 31,		September 22, 2000(a) through December 31, 2000
			2002	2001(g)
Per Share Operating Performance:
Net Asset Value, beginning of period	$5.03		$6.73	$7.94	$10.00

Income From Investment Operations:
Net investment income (loss)	(0.01)		(0.01)	(0.01)	—	(f)
Net realized and unrealized gains (losses) on investments	0.47		(1.69)	(1.20)	(2.06)

Total from investment operations	0.46		(1.70)	(1.21)	(2.06)

Net Asset Value, end of period	$5.49		$5.03	$6.73	$7.94

Total Investment Return(b)	9.15%		(25.26)%	(15.32)%	(20.47)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$15.3		$10.8	$7.7	$5.9
Ratios to average net assets:(d)
Expenses	1.01	%(c)	1.01%	1.01%	1.01	%(c)
Net investment income (loss)	(0.25	)%(c)	(0.30)%	(0.16)%	0.18	%(c)
Portfolio turnover rate	29	%(e)	62%	116%	37	%(e)

(a)	Commencement of offering of Class I shares.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Net of expense subsidy. If the manager had not subsidized expenses, the annual expense and net investment income (loss) ratios would have been 1.65% and (0.89)%, respectively, for the six months ended June 30, 2003, 1.98% and (1.28)%, respectively, for the year ended December 31, 2002, 2.61% and (1.76)%, respectively, for the year ended December 31, 2001 and 3.88% and (2.69)%, respectively, for the period ended December 31, 2000.

(e)	Not annualized.

(f)	Less than $0.005 per share

(g)	Calculated based upon weighted average shares outstanding during the period.

SEE NOTES TO FINANCIAL STATEMENTS.

D14

Financial Highlights

(Unaudited)

	SP Strategic Partners Focused Growth Portfolio
	Class II
	Six Months Ended June 30, 2003		Year Ended December 31, 2002	January 12, 2001(a) through December 31, 2001(f)
Per Share Operating Performance:
Net Asset Value, beginning of period	$4.99		$6.70	$8.43

Income From Investment Operations:
Net investment loss	(0.01)		(0.02)	(0.03)
Net realized and unrealized gains (losses) on investments	0.46		(1.69)	(1.70)

Total from investment operations	0.45		(1.71)	(1.73)

Net Asset Value, end of period	$5.44		$4.99	$6.70

Total Investment Return(b)	9.02%		(25.52)%	(20.80)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$10.1		$6.6	$2.0
Ratios to average net assets:(d)
Expenses	1.41	%(c)	1.41%	1.41	%(c)
Net investment loss	(0.66	)%(c)	(0.68)%	(0.58	)%(c)
Portfolio turnover rate	29	%(e)	62%	116	%(e)

(a)	Commencement of offering of Class II shares.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Net of expense subsidy. If the manager had not subsidized expenses, the annual expense and net investment loss ratios would have been 2.06% and (1.30)%, respectively, for the six months ended June 30, 2003, 2.34% and (1.61)%, respectively, for the year ended December 31, 2002 and 3.01% and (2.18)%, respectively, for the period ended December 31, 2001.

(e)	Not annualized.

(f)	Calculated based upon weighted average shares outstanding during the period.

	Stock Index Portfolio
	Six Months Ended June 30, 2003		Year Ended December 31,
			2002	2001	2000	1999	1998
Per Share Operating Performance:
Net Asset Value, beginning of period	$24.09		$31.64	$38.66	$44.45	$37.74	$30.22

Income From Investment Operations:
Net investment income	0.17		0.37	0.36	0.36	0.44	0.42
Net realized and unrealized gains (losses) on investments	2.49		(7.34)	(5.05)	(4.37)	7.23	8.11

Total from investment operations	2.66		(6.97)	(4.69)	(4.01)	7.67	8.53

Less Distributions:
Dividends from net investment income	(0.02)		(0.36)	(0.35)	(0.37)	(0.43)	(0.42)
Distributions from net realized gains	(0.92)		(0.22)	(1.98)	(1.41)	(0.53)	(0.59)

Total distributions	(0.94)		(0.58)	(2.33)	(1.78)	(0.96)	(1.01)

Net Asset Value, end of period	$25.81		$24.09	$31.64	$38.66	$44.45	$37.74

Total Investment Return(a)	11.58%		(22.19)%	(12.05)%	(9.03)%	20.45%	28.42%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,546.9		$2,352.3	$3,394.1	$4,186.0	$4,655.0	$3,548.1
Ratios to average net assets:
Expenses	0.37	%(b)	0.37%	0.39%	0.39%	0.39%	0.37%
Net investment income	1.41	%(b)	1.25%	1.02%	0.83%	1.09%	1.25%
Portfolio turnover rate	1	%(c)	4%	3%	7%	2%	3%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D15

Financial Highlights

(Unaudited)

	Value Portfolio
	Class I
	Six Months Ended June 30, 2003		Year Ended December 31,
			2002(d)	2001	2000	1999	1998
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.75		$17.91	$20.46	$19.52	$20.03	$22.39

Income From Investment Operations:
Net investment income	0.11		0.22	0.25	0.46	0.51	0.56
Net realized and unrealized gains (losses) on investments	1.35		(4.15)	(0.69)	2.45	1.89	(1.03)

Total from investment operations	1.46		(3.93)	(0.44)	2.91	2.40	(0.47)

Less Distributions:
Dividends from net investment income	(0.01)		(0.23)	(0.30)	(0.44)	(0.50)	(0.59)
Distributions from net realized gains	—		—	(1.81)	(1.53)	(2.41)	(1.30)

Total distributions	(0.01)		(0.23)	(2.11)	(1.97)	(2.91)	(1.89)

Net asset value, end of period	$15.20		$13.75	$17.91	$20.46	$19.52	$20.03

Total Investment Return(a)	10.63%		(21.97)%	(2.08)%	15.59%	2.52%	(2.38)%
Ratios/Supplement Data:
Net assets, end of period (in millions)	$1,295.4		$1,247.0	$1,801.4	$1,975.3	$2,040.0	$2,142.3
Ratios to average net assets:
Expenses	0.44	%(b)	0.43%	0.44%	0.45%	0.42%	0.42%
Net investment income	1.52	%(b)	1.39%	1.32%	2.31%	2.34%	2.54%
Portfolio turnover rate	33	%(c)	94%	175%	85%	16%	20%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

(d)	Calculated based upon weighted average shares outstanding during the year.

	Value Portfolio
	Class II
	Six Months Ended June 30, 2003		Year Ended December 31, 2002(d)	May 14, 2001(e) through December 31, 2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.75		$17.91	$19.79

Income From Investment Operations:
Net investment income	0.07		0.16	0.12
Net realized and unrealized gain (losses) on investments	1.35		(4.15)	(1.01)

Total from investment operations	1.42		(3.99)	(0.89)

Less Distributions:
Dividends from net investment income	—		(0.17)	(0.14)
Distributions from net realized gains	—		—	(0.85)

Total distributions	—		(0.17)	(0.99)

Net Asset Value, end of period	$15.17		$13.75	$17.91

Total Investment Return(a)	10.41%		(22.35)%	(4.34)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2.5		$1.5	$1.1
Ratios to average net assets:
Expenses	0.84	%(b)	0.83%	0.84	%(b)
Net investment income	1.14	%(b)	1.04%	0.94	%(b)
Portfolio turnover rate	33	%(c)	94%	175	%(c)

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

(d)	Calculated based upon weighted average shares outstanding during the year.

(e)	Commencement of offering of Class II shares.

SEE NOTES TO FINANCIAL STATEMENTS.

D16

Annuities have limitations, withdrawal charges, and terms for keeping them in force. For costs and complete details of coverage, call your licensed financial professional. Strategic Partners Annuity One, Strategic Partners Select, Strategic Partners Advisor, and Strategic Partners FlexElite are variable annuities issued by Pruco Life Insurance Company (in New York, issued by Pruco Life Insurance Company of New Jersey), both located at 213 Washington Street, Newark, NJ 07102-2992, and distributed through Prudential Investment Management Services LLC (PIMS), a member SIPC, Three Gateway Center, 14th Floor, Newark, NJ 07102-4077. All are Prudential Financial companies. Each is solely responsible for its own financial condition and contractual obligations.

Strategic Partners Annuity One contract #VBON-2000-OR and VDCA-2000-OR. Strategic Partners Select contract #VFM-96-OR. Strategic Partners Advisor contract #VFLX-99-OR. Strategic Partners FlexElite contract #VFLX-2002-L-OR. Not available in all states.

All guarantees are based on the claims-paying ability of the issuer. The guarantees do not apply to an investment performance or safety of the underlying portfolios in the variable annuity.

Tax deferral is not exclusive to annuities. Tax deferral is provided by an Individual Retirement Account and other qualified retirement plans. An annuity contract should be used to fund a qualified retirement plan to benefit from the annuity’s features other than tax deferral, including the lifetime income payout option, the death benefit protection, and for variable annuities, the ability to transfer among investment options without sales or withdrawal charges.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (“householding”) in lieu of sending a copy to each Contract Owner who resides in the household. You should be aware that by calling (877) 778-5008, you can revoke or “opt out” of householding at any time.

For online access to your policy information, visit www.prudential.com.

Prudential Financial is a service mark of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

Prudential Financial

Prudential Annuity Service Center
PO Box 13467
Philadelphia, PA 19101

Presorted
Standard
U.S. Postage
PAID
Prudential

Strategic Partners Annuity One—ORD01037
Strategic Partners Select—ORD01036
Strategic Partners Advisor—ORD01034
Strategic Partners FlexElite—ORD01112
IFS-2003-A072894 Ed. 07/31/2003

Printed in the U.S.A.
on recycled paper.

VARIABLE ANNUITY	SEMIANNUAL REPORT	JUNE 30, 2003

Pruco Life’s Discovery Select®

Pruco Life’s Discovery Choice®

VARIABLE ANNUITIES

■  Pruco Life’s Discovery Select®

■  Pruco Life of New Jersey’s Discovery Select®

■  Pruco Life’s Discovery Choice®

■  Pruco Life of New Jersey’s Discovery Choice®

Make Life Easier with E-Delivery

You can stop receiving printed reports and start reviewing your variable annuity reports online by using E-Delivery. To enroll, go to www.icsdelivery.com/prudential

For more details see inside front cover.

Pruco Life Insurance Company

Pruco Life Insurance Company of New Jersey

213 Washington Street, Newark, NJ 07102-2992

Pruco Life Insurance Company is not licensed to do business in New York.

IFS-2003-A072892

This report includes the financial statements of the variable investment options in the Discovery Select® variable annuity and Discovery Choice® variable annuity. It does not include the financial statements for your separate account. Discovery Select variable annuity was first offered to the public on October 7, 1996. Discovery Choice variable annuity was first offered on November 1, 1999.

IMPORTANT NOTE

This report may be used with the public only when preceded or accompanied by current prospectuses for the Discovery Select variable annuity, the Discovery Choice variable annuity, and the current Monthly Performance Review. The Monthly Performance Review reflects the reinvestment of all dividends and capital gains, and the deduction of investment management fees, expenses, and product-related insurance charges. It also provides returns that are net of all contract charges, including applicable surrender or withdrawal charges.

The prospectuses contain complete details on risks, charges, and expenses for the Discovery Select and Discovery Choice variable annuities and the variable investment options. Read the prospectuses carefully prior to investing or sending money.

Like most annuity contracts, Discovery Select and Discovery Choice variable annuities contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional will be glad to provide you with costs and complete details.

All data from the outside companies was provided to Prudential Financial from the fund directly. Prudential Financial does not guarantee the accuracy or completeness thereof.

The accompanying financial statements as of June 30, 2003, were not audited, and accordingly, no opinion is expressed on them.

DISCOVER THE BENEFITS OF E-DELIVERY

■ Eliminate receiving printed reports.
■ View documents online as they become available.
■ Download and store e-semiannual reports on your PC.
■ Help the environment by using less paper.

To receive your variable annuity semiannual reports online, go to www.icsdelivery.com/prudential and enroll. Instead of receiving printed reports, you will receive notification via e-mail when new materials are available for your review. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website.

Variable Annuity	Semiannual Report	June 30, 2003

Letter to Contract Owners

■ THE PRUDENTIAL SERIES FUND, INC. PORTFOLIO PERFORMANCE

Diversified Bond Portfolio	SP Growth Asset Allocation Portfolio
Diversified Conservative Growth Portfolio	SP INVESCO Small Company Growth Portfolio
Equity Portfolio	SP Jennison International Growth Portfolio
Global Portfolio	SP Large Cap Value Portfolio
High Yield Bond Portfolio	SP MFS Capital Opportunities Portfolio
Jennison Portfolio	SP Mid Cap Growth Portfolio
Jennison 20/20 Focus Portfolio	SP PIMCO Total Return Portfolio
Money Market Portfolio	SP Prudential U.S. Emerging Growth Portfolio
Small Capitalization Stock Portfolio	SP Small/Mid Cap Value Portfolio
SP Aggressive Growth Asset Allocation Portfolio	SP Strategic Partners Focused Growth Portfolio
SP Alliance Technology Portfolio	Stock Index Portfolio
SP Balanced Asset Allocation Portfolio	Value Portfolio
SP Conservative Asset Allocation Portfolio

■ AIM VARIABLE INSURANCE FUNDS, INC.

AIM V.I. Core Equity Fund

AIM V.I. Premier Equity Fund

■ ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

AllianceBernstein Premier Growth Portfolio

■ AMERICAN CENTURY VARIABLE PORTFOLIO

American Century VP Value Fund

■ CREDIT SUISSE TRUST

Global Post-Venture Capital Portfolio

■ DAVIS VARIABLE ACCOUNT FUND, INC.

Davis Value Portfolio

■ FRANKLIN® TEMPLETON® VARIABLE INSURANCE PRODUCTS TRUST

Franklin® Small Cap Fund—Class II

■ JANUS ASPEN SERIES

Janus Aspen Growth Portfolio

Janus Aspen International Growth Portfolio

■ MFS® VARIABLE INSURANCE TRUSTSM

MFS® Emerging Growth Series

MFS® Research Series

■ OPCAP ADVISORS

PIMCO Advisors VIT OpCap Managed Portfolio

PIMCO Advisors VIT OpCap Small Cap Portfolio

■ T. ROWE PRICE INTERNATIONAL SERIES, INC.

T. Rowe Price Equity Income Portfolio

T. Rowe Price International Stock Portfolio

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract that you have chosen. Please refer to your variable annuity prospectus to determine which portfolios are available to you.

The Prudential Series Fund, Inc.

Average Annual Total Returns

(For the period ended June 30, 2003)

Diversified Conservative Growth Portfolio1, 2, 3, 4, 6, 7, 9

Average Annual Total Returns (%)	6-Month	1-Year	3-Year	5-Year	Since Inception

Diversified Conservative Growth Portfolio	10.46	7.99	1.89	N/A	3.35

S&P 500 Index	11.75	0.25	–11.19	N/A	–5.96

Diversified Conservative Growth Custom Blended Index	10.60	9.06	1.32	N/A	2.40

Lipper (VIP) Income Funds Average	9.00	7.99	2.38	N/A	1.77

Portfolio’s inception date: 05/03/1999.

Jennison 20/20 Focus Portfolio1, 2, 3, 4, 5, 6, 16

Average Annual Total Returns (%)	6-Month	1-Year	3-Year	5-Year	Since Inception

Jennison 20/20 Focus Portfolio: Class I	9.69	–3.48	–5.45	N/A	–1.23

Jennison 20/20 Focus Portfolio: Class II	9.48	–3.74	–5.80	N/A	–5.59

S&P 500 Index	11.75	0.25	–11.19	N/A	–5.96

Russell 1000 Index	12.34	0.95	–11.00	N/A	–5.44

Lipper (VIP) Large-Cap Core Funds Average	10.77	–1.36	–12.56	N/A	–6.45

Lipper (VIP) Multi-Cap Core Funds Average	12.47	0.55	–8.74	N/A	–2.78

Portfolio’s Class I inception date: 05/03/1999. Portfolio’s Class II inception date: 02/15/2000.

DIVERSIFIED BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value including securities on loan of $60,693,557 (cost $1,769,215,246)	$1,819,126,692
Cash	12,573,264
Foreign currency, at value (cost $48)	56
Receivable for investments sold	144,774,223
Interest receivable	13,137,852
Unrealized appreciation on forward foreign currency contracts	1,288,208
Receivable for capital stock sold	323,277
Due from broker—variation margin	265,656
Receivable for securities lending income (gross)	45,535
Prepaid expenses	1,945

Total assets	1,991,536,708

LIABILITIES
Payable for investments purchased	517,839,857
Collateral for securities on loan	63,613,077
Unrealized depreciation on forward foreign currency contracts	962,490
Payable for capital stock repurchased	652,805
Management fee payable	467,318
Accrued expenses and other liabilities	213,860
Securities lending rebate payable	32,799
Deferred directors’ fees	8,860
Payable to securities lending agent	3,184

Total liabilities	583,794,250

NET ASSETS	$1,407,742,458

Net assets were comprised of:
Common stock, at $0.01 par value	$1,252,194
Paid-in capital in excess of par	1,370,329,901

1,371,582,095
Undistributed net investment income	624,691
Accumulated net realized loss on investments	(14,610,119)
Net unrealized appreciation on investments and foreign currencies	50,145,791

Net assets, June 30, 2003	$1,407,742,458

Net asset value and redemption price per share, $1,407,742,458 / 125,219,364 outstanding shares of common stock (authorized 340,000,000 shares)	$11.24

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Interest	$29,602,986
Dividends	2,303,231
Income from securities loaned, net	79,420

31,985,637

EXPENSES
Management fees	2,765,561
Custodian’s fees and expenses	110,000
Shareholders’ reports	90,000
Audit fee	20,000
Directors’ fees	14,000
Insurance expenses	14,000
Commitment fee on syndicated credit agreement	11,000
Legal fees and expenses	7,000
Transfer agent’s fees and expenses	1,800
Miscellaneous	2,177

Total expenses	3,035,538
Less: custodian fee credit	(2,906)

Net expenses	3,032,632

NET INVESTMENT INCOME	28,953,005

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	34,754,281
Futures	3,828,396
Foreign currencies	(6,465,865)

32,116,812

Net change in unrealized appreciation (depreciation) on:
Investments	19,608,927
Futures	(332,927)
Foreign currencies	878,422

20,154,422

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	52,271,234

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$81,224,239

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$28,953,005	$74,301,622
Net realized gain (loss) on investments and foreign currencies	32,116,812	(1,678,323)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	20,154,422	23,226,659

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	81,224,239	95,849,958

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(27,816,376)	(159,965,745)
Tax Return of Capital	—	(1,784,789)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(27,816,376)	(161,750,534)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [4,393,672 and 17,549,865 shares, respectively]	48,467,953	189,983,072
Capital stock issued in reinvestment of dividends and distributions [2,513,886 and 15,159,311 shares, respectively]	27,816,376	161,750,534
Capital stock repurchased [8,319,470 and 29,401,035 shares, respectively]	(92,213,188)	(316,229,673)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(15,928,859)	35,503,933

TOTAL INCREASE (DECREASE) IN NET ASSETS	37,479,004	(30,396,643)
NET ASSETS:
Beginning of period	1,370,263,454	1,400,660,097

End of period (a)	$1,407,742,458	$1,370,263,454

(a) Includes undistributed net investment income of:	$624,691	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A1

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value (cost $175,598,268)	$184,066,498
Foreign currency, at value (cost $388,652)	387,952
Cash	213,392
Receivable for investments sold	10,484,252
Dividends and interest receivable	1,244,496
Unrealized appreciation on interest rate swaps	659,581
Premium for interest rate swaps purchased	227,754
Due from broker — variation margin	71,103
Unrealized appreciation on forward foreign currency contracts	5,759
Prepaid expenses	229

Total assets	197,361,016

LIABILITIES
Payable for investments purchased	33,191,579
Investments sold short, at value (proceeds received $3,591,728)	3,580,124
Premium for interest rate swap written	749,207
Outstanding options written (premium received $227,906)	181,669
Management fee payable	98,936
Accrued expenses and other liabilities	81,973
Payable for capital stock repurchased	64,122
Deferred trustees’ fee payable	3,976
Unrealized depreciation on interest rate swaps	1,798
Withholding tax payable	359

Total liabilities	37,953,743

NET ASSETS	$159,407,273

Net assets were comprised of:
Common stock, at $0.01 par value	$165,162
Paid-in capital in excess of par	171,417,273

171,582,435
Undistributed net investment income	2,581,547
Accumulated net realized loss on investments	(23,833,801)
Net unrealized appreciation on investments and foreign currencies	9,077,092

Net assets, June 30, 2003	$159,407,273

Net asset value and redemption price per share, $159,407,273 / 16,516,194 outstanding shares of common stock (authorized 140,000,000 shares)	$9.65

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Interest	$2,798,623
Dividends (net of $5,151 foreign withholding tax)	456,141

3,254,764

EXPENSES
Investment advisory fee	575,434
Custodian’s fees and expenses	128,000
Directors’ fees	8,300
Legal fees and expenses	6,600
Audit fee	6,100
Insurance expenses	1,800
Commitment fee on syndicated credit agreement	1,300
Shareholders’ reports	700
Transfer agent’s fees and expenses	200
Miscellaneous	2,631

Total expenses	731,065
Less: custodian fee credit	(233)

Net expenses	730,832

NET INVESTMENT INCOME	2,523,932

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	(97,210)
Options written	(27,933)
Futures	1,516,372
Foreign currencies	(988,994)
Interest rate swaps	(1,746,588)

(1,344,353)

Net change in unrealized appreciation (depreciation) on:
Investments	13,001,134
Options written	40,018
Futures	(435,358)
Foreign currencies	472,160
Interest rate swaps	1,048,534

14,126,488

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	12,782,135

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,306,067

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$2,523,932	$6,579,408
Net realized loss on investments and foreign currencies	(1,344,353)	(14,063,594)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	14,126,488	(6,808,978)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	15,306,067	(14,293,164)

DIVIDENDS:
Dividends from net investment income	(7,087,093)	(391,218)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [221,825 and 544,055 shares, respectively]	2,049,759	5,250,779
Capital stock issued in reinvestment of dividends [802,615 and 39,358 shares, respectively]	7,087,093	391,218
Capital stock repurchased [1,630,176 and 4,099,731 shares, respectively]	(15,015,106)	(37,946,686)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(5,878,254)	(32,304,689)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,340,720	(46,989,071)
NET ASSETS:
Beginning of period	157,066,553	204,055,624

End of period (a)	$159,407,273	$157,066,553

(a) Includes undistributed net investment income of:	$2,581,547	$7,144,708

SEE NOTES TO FINANCIAL STATEMENTS.

A2

EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value including securities on loan of $81,988,098 (cost $3,627,658,845)	$3,589,652,322
Cash	25,304
Foreign currency, at value (cost $70,837)	72,783
Receivable for investments sold	14,161,006
Dividends and interest receivable	2,960,689
Receivable for capital stock sold	1,873,142
Receivable for securities lending income (gross)	92,514
Prepaid expenses	4,850
Due from broker—variation margin	470

Total assets	3,608,843,080

LIABILITIES
Collateral for securities on loan	84,332,180
Payable for investments purchased	23,151,989
Payable for capital stock repurchased	1,509,845
Management fee payable	1,313,042
Accrued expenses and other liabilities	157,400
Securities lending rebate payable	81,225
Withholding tax payable	20,699
Payable to securities lending agent	2,822
Outstanding options written (premium received $11,049)	994
Distribution fee payable	104
Administration fee payable	62

Total liabilities	110,570,362

NET ASSETS	$3,498,272,718

Net assets were comprised of:
Common stock, at $0.01 par value	$1,982,372
Paid-in capital in excess of par	4,466,456,240

4,468,438,612
Undistributed net investment income	17,727,621
Accumulated net realized loss on investments	(949,610,427)
Net unrealized depreciation on investments and foreign currencies	(38,283,088)

Net assets, June 30, 2003	$3,498,272,718

Class I:
Net asset value and redemption price per share, $3,497,771,533 / 198,208,762 outstanding shares of common stock (authorized 590,000,000 shares)	$17.65

Class II:
Net asset value and redemption price per share, $501,185 / 28,429 outstanding shares of common stock (authorized 10,000,000 shares)	$17.63

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Dividends (net of $608,842 foreign withholding tax)	$25,359,466
Interest	100,196
Income from securities loaned, net	161,360

25,621,022

EXPENSES
Management fee	7,293,104
Distribution fee—Class II	501
Administration fee—Class II	301
Shareholders’ reports	251,000
Custodian’s fees and expenses	154,000
Audit fee	46,000
Insurance expenses	38,000
Commitment fee on syndicated credit agreement	25,000
Directors’ fees	22,000
Legal fees and expenses	11,000
Transfer agent’s fees and expenses	2,900
Miscellaneous	4,253

Total operating expenses	7,848,059
Loan interest expense (Note 8)	874
Less: custodian fee credit	(523)

Net expenses	7,848,410

NET INVESTMENT INCOME	17,772,612

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments transactions	(205,437,043)
Futures transactions	2,408,257
Foreign currencies transactions	(60,685)

(203,089,471)

Net change in unrealized appreciation (depreciation) on:
Investments	563,824,538
Futures	58,229
Foreign currencies	2,909
Options written	10,055

563,895,731

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	360,806,260

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$378,578,872

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$17,772,612	$34,525,958
Net realized loss on investments and foreign currencies	(203,089,471)	(527,040,808)
Net change in unrealized (appreciation) depreciation on investments and foreign currencies	563,895,731	(513,826,957)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	378,578,872	(1,006,341,807)

DIVIDENDS:
Dividends from net investment income
Class I	(1,419,107)	(34,102,714)
Class II	—	(2,409)

TOTAL DIVIDENDS	(1,419,107)	(34,105,123)

CAPITAL STOCK TRANSACTIONS (Note 7):
Capital stock sold [2,788,694 and 9,073,815 shares, respectively]	44,824,539	172,748,546
Capital stock issued in reinvestment of dividends [92,150 and 2,132,982 shares, respectively]	1,419,107	34,105,123
Capital stock repurchased [12,503,158 and 28,711,197 shares, respectively]	(199,122,158)	(509,334,621)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(152,878,512)	(302,480,952)

TOTAL INCREASE (DECREASE) IN NET ASSETS	224,281,253	(1,342,927,882)
NET ASSETS:
Beginning of period	3,273,991,465	4,616,919,347

End of period (a)	$3,498,272,718	$3,273,991,465

(a) Includes undistributed net investment income of:	$17,727,621	$1,374,116

SEE NOTES TO FINANCIAL STATEMENTS.

A3

GLOBAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value including securities on loan of $45,110,702 (cost $589,699,946)	$608,559,491
Foreign currency, at value (cost $15,399,892)	15,213,125
Receivable for investments sold	3,372,500
Dividends and interest receivable	1,088,153
Receivable for capital stock sold	295,718
Receivable for securities lending income (gross)	56,913
Prepaid expenses	757

Total assets	628,586,657

LIABILITIES
Collateral for securities on loan	46,367,350
Payable for investments purchased	8,199,453
Payable to custodian	1,704,610
Management fee payable	358,326
Payable for capital stock repurchased	270,587
Accrued expenses and other liabilities	146,486
Withholding tax payable	87,250
Payable to securities lending agent	14,228
Outstanding options written (premium received $3,630)	326

Total liabilities	57,148,616

NET ASSETS	$571,438,041

Net assets were comprised of:
Common stock, at $0.01 par value	$440,952
Paid-in capital in excess of par	839,152,690

839,593,642
Undistributed net investment income	3,663,898
Accumulated net realized loss on investments	(290,508,499)
Net unrealized appreciation on investments and foreign currencies	18,689,000

Net assets, June 30, 2003	$571,438,041

Net asset value and redemption price per share, $571,438,041 / 44,095,248 outstanding shares of common stock (authorized 140,000,000 shares)	$12.96

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Dividends (net of $595,059 foreign withholding tax)	$5,724,133
Interest	13,112
Income from securities loaned, net	170,909

5,908,154

EXPENSES
Management fee	1,958,276
Custodian’s fees and expenses	178,000
Shareholders’ reports	72,000
Audit fee	9,800
Legal fees and expenses	6,900
Insurance expenses	6,000
Directors’ fees	5,600
Commitment fee on syndicated credit agreement	3,700
Transfer agent’s fees and expenses	2,600
Miscellaneous	2,108

Total expenses	2,244,984
Less: custodian fee credit	(676)

Net expenses	2,244,308

NET INVESTMENT INCOME	3,663,846

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	(9,604,133)
Foreign currencies	2,478,777

(7,125,356)

Net change in unrealized appreciation (depreciation) on:
Investments	78,171,453
Options written	3,304
Foreign currencies	(980,336)

77,194,421

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	70,069,065

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$73,732,911

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$3,663,846	$3,125,853
Net realized loss on investments and foreign currencies	(7,125,356)	(148,665,932)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	77,194,421	(42,355,528)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	73,732,911	(187,895,607)

DIVIDENDS:
Dividends from net investment income	(2,077,796)	(7,749,158)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [9,291,423 and 23,258,154 shares, respectively]	108,231,893	299,046,535
Capital stock issued in reinvestment of dividends [184,202 and 531,857 shares, respectively]	2,077,796	7,749,158
Capital stock repurchased [10,767,954 and 36,298,511 shares, respectively]	(125,457,549)	(481,242,136)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(15,147,860)	(174,446,443)

TOTAL INCREASE (DECREASE) IN NET ASSETS	56,507,255	(370,091,208)
NET ASSETS:
Beginning of period	514,930,786	885,021,994

End of period (a)	$571,438,041	$514,930,786

(a) Includes undistributed net investment income of:	$3,663,898	$2,077,848

SEE NOTES TO FINANCIAL STATEMENTS.

A4

HIGH YIELD BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value including securities on loan of $200,176,643 (cost $1,454,022,019)	$1,472,286,161
Cash	7,331,612
Dividends and interest receivable	24,949,817
Receivable for investments sold	12,454,111
Receivable for capital stock sold	174,030
Receivable for securities lending income (gross)	150,017
Prepaid expenses	1,413

Total assets	1,517,347,161

LIABILITIES
Collateral for securities on loan	207,067,647
Payable for investments purchased	20,823,650
Management fee payable	555,048
Payable for capital stock repurchased	363,346
Securities lending rebate payable	106,119
Payable to securities lending agent	10,974
Deferred director’s fee payable	5,692
Withholding tax payable	2,619
Accrued expenses and other liabilities	205

Total liabilities	228,935,300

NET ASSETS	$1,288,411,861

Net assets were comprised of:
Common stock, at $0.01 par value	$2,539,833
Paid-in capital in excess of par	1,581,473,177

1,584,013,010
Overdistribution of net investment income	(675,174)
Accumulated net realized loss on investments	(313,190,117)
Net unrealized appreciation on investments	18,264,142

Net assets, June 30, 2003	$1,288,411,861

Net asset value and redemption price per share, $1,288,411,861 / 253,983,345 outstanding shares of common stock (authorized 390,000,000 shares)	$5.07

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Interest	$51,638,152
Dividends	3,166,839
Income from securities loaned, net	180,783

54,985,774

EXPENSES
Management fee	3,277,308
Custodian’s fees and expenses	97,000
Shareholders’ reports	56,000
Audit fee	16,000
Legal fees and expenses	12,000
Directors’ fees	10,000
Commitment fee on syndicated credit agreement	9,000
Insurance expenses	9,000
Transfer agent’s fees and expenses	1,400
Miscellaneous	4,361

Total expenses	3,492,069
Less: custodian fee credit	(7,208)

Net expenses	3,484,861

NET INVESTMENT INCOME	51,500,913

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized loss on:
Investment transactions	(12,826,814)
Foreign currency transactions	(1,971)

(12,828,785)

Net change in unrealized appreciation (depreciation) on investments	136,044,402

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	123,215,617

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$174,716,530

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$51,500,913	$86,259,823
Net realized loss on investments and foreign currencies	(12,828,785)	(88,210,526)
Net change in unrealized appreciation (depreciation) on investments	136,044,402	20,001,592

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	174,716,530	18,050,889

DIVIDENDS:
Dividends from net investment income	(54,193,565)	(158,619,952)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [7,708,596 and 118,545,049 shares, respectively]	37,812,912	585,030,412
Capital stock issued in reinvestment of dividends [11,131,145 and 33,077,604 shares, respectively]	54,193,565	158,619,952
Capital stock repurchased [10,868,361 and 27,038,135 shares, respectively]	(52,705,036)	(130,303,535)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	39,301,441	613,346,829

TOTAL INCREASE IN NET ASSETS	159,824,406	472,777,766
NET ASSETS:
Beginning of period	1,128,587,455	655,809,689

End of period (a)	$1,288,411,861	$1,128,587,455

(a) Includes undistributed net investment income of:	$—	$2,017,478

SEE NOTES TO FINANCIAL STATEMENTS.

A5

JENNISON PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value including securities on loan of $38,166,072 (cost $1,571,380,243)	$1,604,840,704
Receivable for investments sold	16,141,840
Receivable for capital stock sold	1,239,461
Dividends and interest receivable	945,417
Receivable for securities lending income (gross)	42,822
Prepaid expenses	2,149

Total Assets	1,623,212,393

LIABILITIES
Collateral for securities on loan	40,152,812
Payable for investments purchased	11,109,921
Management fee payable	785,163
Payable for capital stock repurchased	610,991
Accrued expenses and other liabilities	179,913
Securities lending rebate payable	39,494
Withholding tax payable	23,950
Distribution fee payable	12,328
Administration fee payable	7,397
Payable to custodian	1,693
Payable to securities lending agent	832
Outstanding options written (premium received $8,539)	769

Total Liabilities	52,925,263

NET ASSETS	$1,570,287,130

Net assets were comprised of:
Common stock, at $0.01 par value	$1,094,021
Paid-in capital in excess of par	2,763,143,572

2,764,237,593
Undistributed net investment income	3,693,838
Accumulated net realized loss on investments	(1,231,112,087)
Net unrealized appreciation on investments and foreign currencies	33,467,786

Net assets, June 30, 2003	$1,570,287,130

Class I:
Net asset value and redemption price per share, $1,510,221,003 / 105,177,967 outstanding shares of common stock (authorized 240,000,000 shares)	$14.36

Class II:
Net asset value and redemption price per share, $60,066,127 / 4,224,139 outstanding shares of common stock (authorized 20,000,000 shares)	$14.22

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Dividends (net of $362,851 foreign withholding tax)	$8,303,345
Income from securities lending, net	109,191

8,412,536

EXPENSES
Management fee	4,328,316
Distribution fee—Class II	63,651
Administration fee—Class II	38,190
Custodian’s fees and expenses	106,000
Shareholders’ reports	87,000
Audit fee	22,000
Insurance expenses	17,000
Legal fees and expenses	14,000
Directors’ fees	13,000
Commitment fee on syndicated credit agreement	10,000
Transfer agent’s fees and expenses	3,300
Miscellaneous	4,462

Total operating expenses	4,706,919
Loan interest expense (Note 8)	335
Less: custodian fee credit	(185)

Net expenses	4,707,069

NET INVESTMENT INCOME	3,705,467

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investments	(97,554,883)
Foreign currencies	(67,627)

(97,622,510)

Net change in unrealized appreciation (depreciation) on:
Investments	262,319,663
Options written	7,770
Foreign currencies	(445)

262,326,988

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	164,704,478

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$168,409,945

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$3,705,467	$3,593,063
Net realized loss on investments and foreign currencies	(97,622,510)	(463,325,687)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	262,326,988	(224,401,947)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	168,409,945	(684,134,571)

DIVIDENDS:
Dividends from net investment income
Class I	—	(3,653,967)
Class II	—	—

TOTAL DIVIDENDS	—	(3,653,967)

CAPITAL STOCK TRANSACTIONS (Note 7):
Capital stock sold [7,469,825 and 32,932,385 shares, respectively]	99,328,856	527,421,601
Capital stock issued in reinvestment of dividends [0 and 275,676 shares, respectively]	—	3,653,967
Capital stock repurchased [10,403,715 and 41,877,345 shares, respectively]	(134,343,015)	(652,831,245)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(35,014,159)	(121,755,677)

TOTAL INCREASE (DECREASE) IN NET ASSETS	133,395,786	(809,544,215)
NET ASSETS:
Beginning of period	1,436,891,344	2,246,435,559

End of period (a)	$1,570,287,130	$1,436,891,344

(a) Includes undistributed net investment income of:	$3,693,838	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A6

JENNISON 20/20 FOCUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value (cost $70,605,523)	$74,143,782
Dividends and interest receivable	82,461
Receivable for capital stock sold	71,179
Prepaid expenses	90

Total assets	74,297,512

LIABILITIES
Payable for investments purchased	655,477
Management fee payable	45,513
Accrued expenses and other liabilities	41,952
Payable for capital stock repurchased	37,381
Distribution fee payable	3,095
Administration fee payable	1,857

Total liabilities	785,275

NET ASSETS	$73,512,237

Net assets were comprised of:
Common stock, at $0.01 par value	$81,250
Paid-in capital in excess of par	88,564,091

88,645,341
Undistributed net investment income	38,472
Accumulated net realized loss on investments	(18,709,835)
Net unrealized appreciation on investments	3,538,259

Net assets, June 30, 2003	$73,512,237

Class I:
Net asset value and redemption price per share, $57,735,075 / 6,372,875 outstanding shares of common stock (authorized 140,000,000 shares)	$9.06

Class II:
Net asset value and redemption price per share, $15,777,162 / 1,752,091 outstanding shares of common stock (authorized 10,000,000 shares)	$9.00

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Dividends (net of $1,025 foreign withholding tax)	$379,987

379,987

EXPENSES
Management fee	246,086
Distribution fee—Class II	13,404
Administration fee—Class II	8,042
Custodian’s fees and expenses	48,000
Director’s fees	6,400
Audit fee	5,000
Legal fees and expenses	4,900
Commitment fee on syndicated credit agreement	4,000
Shareholders’ reports	2,300
Insurance expenses	700
Transfer agent’s fees and expenses	500
Miscellaneous	2,149

Total operating expenses	341,481
Loan interest expense (Note 8)	53
Less: custodian fee credit	(19)

Net expenses	341,515

NET INVESTMENT INCOME	38,472

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(1,937,714)
Net change in unrealized appreciation (depreciation) on investments	8,086,730

NET GAIN ON INVESTMENTS	6,149,016

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,187,488

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$38,472	$127,803
Net realized loss on investments	(1,937,714)	(9,822,624)
Net change in unrealized appreciation (depreciation) on investments	8,086,730	(10,053,888)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,187,488	(19,748,709)

DIVIDENDS:
Dividends from net investment income
Class I	(127,802)	(15,466)
Class II	—	—

TOTAL DIVIDENDS	(127,802)	(15,466)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [995,774 and 1,262,079 shares, respectively]	8,422,827	11,696,564
Capital stock issued in reinvestment of dividends [15,798 and 1,519 shares, respectively]	127,802	15,466
Capital stock repurchased [696,638 and 1,884,866 shares, respectively]	(5,715,920)	(17,156,007)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	2,834,709	(5,443,977)

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,894,395	(25,208,152)
NET ASSETS:
Beginning of period	64,617,842	89,825,994

End of period (a)	$73,512,237	$64,617,842

(a) Includes undistributed net investment income of:	$38,472	$127,802

SEE NOTES TO FINANCIAL STATEMENTS.

A7

MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value (cost $1,274,183,702)	$1,274,183,702
Cash	20,402
Interest receivable	1,074,428
Receivable for capital stock sold	752,809
Prepaid expenses	1,688

Total assets	1,276,033,029

LIABILITIES
Payable for capital stock repurchased	1,670,753
Management fee payable	424,313
Accrued expenses and other liabilities	169,145

Total liabilities	2,264,211

NET ASSETS	$1,273,768,818

Net assets were comprised of:
Common stock, at $0.01 par value	$1,273,769
Paid-in capital in excess of par	1,272,495,049

Net assets, June 30, 2003	$1,273,768,818

Net asset value and redemption price per share, 1,273,768,818 / 127,376,882 outstanding shares of common stock (authorized 340,000,000 shares)	$10.00

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Interest	$9,009,195

EXPENSES
Management fee	2,644,819
Shareholders’ reports	89,000
Custodian’s fees and expenses	59,000
Audit fee	21,000
Insurance expenses	12,000
Legal fees and expenses	10,000
Directors’ fees	8,000
Transfer agent’s fees and expenses	3,000
Miscellaneous	2,177

Total expenses	2,848,996
Less: custodian fee credit	(112)

Net expenses	2,848,884

NET INVESTMENT INCOME	6,160,311

NET REALIZED GAIN ON INVESTMENTS	1,763

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,162,074

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE IN NET ASSETS
OPERATIONS:
Net investment income	$6,160,311	$19,256,001
Net realized gain on investments	1,763	17,151

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	6,162,074	19,273,152

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(6,160,311)	(19,256,001)
Distributions from net realized capital gains	(1,763)	(17,151)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(6,162,074)	(19,273,152)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [42,232,259 and 180,832,605 shares, respectively]	422,322,587	1,808,326,045
Capital stock issued in reinvestment of dividends and distributions [616,207 and 1,927,315 shares, respectively]	6,162,074	19,273,152
Capital stock repurchased [52,128,055 and 196,288,751 shares, respectively]	(521,280,549)	(1,962,887,512)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(92,795,888)	(135,288,315)

TOTAL DECREASE IN NET ASSETS	(92,795,888)	(135,288,315)
NET ASSETS:
Beginning of period	1,366,564,706	1,501,853,021

End of period	$1,273,768,818	$1,366,564,706

SEE NOTES TO FINANCIAL STATEMENTS.

A8

SMALL CAPITALIZATION STOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value including securities on loan of $32,283,775 (cost $526,199,182)	$532,930,724
Cash	44,679
Dividends and interest receivable	304,785
Receivable for capital stock sold	216,212
Receivable for investments sold	153,323
Receivable for securities lending income (gross)	35,504
Prepaid expenses	672

Total assets	533,685,899

LIABILITIES
Collateral for securities on loan	34,199,068
Payable for capital stock repurchased	214,255
Management fee payable	164,040
Accrued expenses and other liabilities	104,754
Payable for investments purchased	53,376
Due to broker—variation margin	11,028
Payable to securities lending agent	7,806
Securities lending rebate payable	4,283

Total liabilities	34,758,610

NET ASSETS	$498,927,289

Net assets were comprised of:
Common stock, at $0.01 par value	$345,509
Paid-in capital in excess of par	497,694,714

498,040,223
Undistributed net investment income	1,133,611
Accumulated net realized loss on investments	(6,978,462)
Net unrealized appreciation on investments	6,731,917

Net assets, June 30, 2003	$498,927,289

Net asset value and redemption price per share, $498,927,289 / 34,550,944 outstanding shares of common stock (authorized 140,000,000 shares)	$14.44

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Dividends (net of $1,190 foreign withholding tax)	$2,103,773
Interest	3,047
Income from securities lending, net	112,850

2,219,670

EXPENSES
Management fee	902,111
Custodian’s fees and expenses	88,000
Shareholders’ reports	42,000
Audit fee	7,000
Directors’ fees	7,000
Legal fees and expenses	6,000
Insurance expenses	5,000
Transfer agent’s fees and expenses	1,100
Miscellaneous	27,572

Total operating expenses	1,085,783
Loan interest expense (Note 8)	435
Less: custodian fee credit	(159)

Net expenses	1,086,059

NET INVESTMENT INCOME	1,133,611

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain (loss) on:
Investments	(49,864)
Futures	553,211

503,347

Net change in unrealized appreciation (depreciation) on:
Investments	54,215,141
Futures	66,800

54,281,941

NET GAIN ON INVESTMENTS	54,785,288

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$55,918,899

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,133,611	$2,197,258
Net realized gain (loss) on investments	503,347	(937,359)
Net change in unrealized appreciation (depreciation) on investments	54,281,941	(85,289,453)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	55,918,899	(84,029,554)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(143,988)	(5,036,768)
Distributions from net realized capital gains	(3,294,388)	(7,580,347)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(3,438,376)	(12,617,115)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [1,078,410 and 4,689,935 shares, respectively]	14,268,904	71,063,726
Capital stock issued in reinvestment of dividends and distributions [282,065 and 792,808 shares, respectively]	3,438,376	12,617,115
Capital stock repurchased [3,004,684 and 8,760,368 shares, respectively]	(38,675,749)	(130,711,777)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(20,968,469)	(47,030,936)

TOTAL INCREASE (DECREASE) IN NET ASSETS	31,512,054	(143,677,605)
NET ASSETS:
Beginning of period	467,415,235	611,092,840

End of period (a)	$498,927,289	$467,415,235

(a) Includes undistributed net investment income of:	$1,133,611	$143,988

SEE NOTES TO FINANCIAL STATEMENTS.

A9

SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value (cost $24,669,582)	$25,532,981
Receivable for capital stock sold	193,033

Total assets	25,726,014

LIABILITIES
Payable for investments purchased	190,992
Payable for capital stock repurchased	2,039
Management fee payable	1,914

Total liabilities	194,945

NET ASSETS	$25,531,069

Net assets were comprised of:
Common stock, at $0.01 par value	$38,710
Paid-in capital in excess of par	26,689,918

26,728,628
Undistributed net investment income	42,920
Accumulated net realized loss on investments	(2,103,878)
Net unrealized appreciation on investments	863,399

Net assets, June 30, 2003	$25,531,069

Net asset value and redemption price per share, $25,531,069 / 3,871,045 outstanding shares of common stock (authorized 80,000,000 shares)	$6.60

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Dividends	$47,447

EXPENSES
Management fee	4,527

NET INVESTMENT INCOME	42,920

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(842,507)
Net change in unrealized appreciation on investments	3,173,977

NET GAIN ON INVESTMENTS	2,331,470

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,374,390

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$42,920	$7,077
Net realized loss on investments	(842,507)	(849,967)
Net change in unrealized appreciation (depreciation) on investments	3,173,977	(2,092,540)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,374,390	(2,935,430)

DIVIDENDS:
Dividends from net investment income	(7,077)	—

TOTAL DIVIDENDS	(7,077)	—

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [1,757,484 and 2,019,417 shares, respectively]	10,757,765	13,422,696
Capital stock issued in reinvestment of dividends [1,239 and 0 shares, respectively]	7,077	—
Capital stock repurchased [442,191 and 450,554 shares, respectively]	(2,672,850)	(2,886,647)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	8,091,992	10,536,049

TOTAL INCREASE IN NET ASSETS	10,459,305	7,600,619
NET ASSETS:
Beginning of period	15,071,764	7,471,145

End of period (a)	$25,531,069	$15,071,764

(a) Includes undistributed net investment income of:	$42,920	$7,077

SEE NOTES TO FINANCIAL STATEMENTS.

A10

SP ALLIANCE TECHNOLOGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value (cost $9,204,762)	$9,913,901
Cash	913
Receivable for investments sold	91,688
Receivable for capital stock sold	30,653
Dividends and interest receivable	1,581
Due from manager	1,509

Total assets	10,040,245

LIABILITIES
Payable for investments purchased	251,870
Accrued expenses and other liabilities	24,304
Payable for capital stock repurchased	3,611
Deferred directors’ fees	2,370
Withholding tax payable	130

Total liabilities	282,285

NET ASSETS	$9,757,960

Net assets were comprised of:
Common stock, at $0.01 par value	$24,870
Paid-in capital in excess of par	15,092,030

15,116,900
Accumulated net investment loss	(37,534)
Accumulated net realized loss on investments	(6,030,545)
Net unrealized appreciation on investments	709,139

Net assets, June 30, 2003	$9,757,960

Net asset value and redemption price per share, $9,757,960 / 2,487,046 outstanding shares of common stock (authorized 80,000,000 shares)	$3.92

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Dividends (net of $1,033 foreign withholding tax)	$9,058
Interest	1,410

10,468

EXPENSES
Management fee	42,467
Custodian’s fees and expenses	43,000
Shareholders’ reports	5,800
Directors’ fees	5,500
Audit fee	5,500
Legal fees	2,900
Transfer agent’s fees and expenses	2,000
Commitment fee on syndicated credit agreement	57
Miscellaneous	680

Total operating expenses	107,904
Less: custodian fee credit	(12)
expense subsidy	(59,890)

Net expenses	48,002

NET INVESTMENT LOSS	(37,534)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on:
Investments	(579,585)
Foreign currencies	(412)

(579,997)

Net change in unrealized appreciation (depreciation) on investments	1,799,824

NET GAIN ON INVESTMENTS	1,219,827

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,182,293

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(37,534)	$(76,775)
Net realized loss on investments	(579,997)	(3,617,853)
Net change in unrealized appreciation (depreciation) on investments	1,799,824	(234,972)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,182,293	(3,929,600)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [1,043,521 and 1,629,439 shares, respectively]	3,833,910	6,907,662
Capital stock repurchased [510,055 and 1,020,070 shares, respectively]	(1,798,454)	(4,111,161)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	2,035,456	2,796,501

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,217,749	(1,133,099)
NET ASSETS:
Beginning of period	6,540,211	7,673,310

End of period	$9,757,960	$6,540,211

SEE NOTES TO FINANCIAL STATEMENTS.

A11

SP BALANCED ASSET ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value (cost $238,513,404)	$244,968,983
Receivable for capital stock sold	2,053,956

Total assets	247,022,939

LIABILITIES
Payable for investments purchased	2,046,371
Management fee payable	10,746
Payable for capital stock repurchased	7,582

Total liabilities	2,064,699

NET ASSETS	$244,958,240

Net assets were comprised of:
Common stock, at $0.01 par value	$281,577
Paid-in capital in excess of par	240,243,259

240,524,836
Undistributed net investment income	2,549,898
Accumulated net realized loss on investments	(4,572,073)
Net unrealized appreciation on investments	6,455,579

Net assets, June 30, 2003	$244,958,240

Net asset value and redemption price per share, $244,958,240 / 28,157,680 outstanding shares of common stock (authorized 80,000,000 shares)	$8.70

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Dividends	$2,595,144

EXPENSES
Management fee	45,246

NET INVESTMENT INCOME	2,549,898

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(987,101)
Net change in unrealized appreciation on investments	18,529,492

NET GAIN ON INVESTMENTS	17,542,391

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,092,289

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$2,549,898	$2,105,869
Net realized loss on investments	(987,101)	(2,970,224)
Net change in unrealized appreciation (depreciation) on investments	18,529,492	(11,808,821)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	20,092,289	(12,673,176)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(2,105,869)	—
Distributions from net realized capital gains	—	(83,279)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(2,105,869)	(83,279)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [10,842,378 and 13,355,238 shares, respectively]	89,427,254	111,712,735
Capital stock issued in reinvestment of dividends and distributions [267,922 and 9,326 shares, respectively]	2,105,869	83,279
Capital stock repurchased [1,469,913 and 2,181,930 shares, respectively]	(11,902,125)	(17,832,174)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	79,630,998	93,963,840

TOTAL INCREASE (DECREASE) IN NET ASSETS	97,617,418	81,207,385
NET ASSETS:
Beginning of period	147,340,822	66,133,437

End of period (a)	$244,958,240	$147,340,822

(a) Includes undistributed net investment income of:	$2,549,898	$2,105,869

SEE NOTES TO FINANCIAL STATEMENTS.

A12

SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value (cost $180,127,481)	$187,019,045
Receivable for capital stock sold	1,305,732

Total assets	188,324,777

LIABILITIES
Payable for investments purchased	1,003,606
Payable for capital stock repurchased	302,123
Management fee payable	8,576

Total liabilities	1,314,305

NET ASSETS	$187,010,472

Net assets were comprised of:
Common stock, at $0.01 par value	$189,738
Paid-in capital in excess of par	179,468,407

179,658,145
Undistributed net investment income	2,789,089
Accumulated net realized loss on investments	(2,328,326)
Net unrealized appreciation on investments	6,891,564

Net assets, June 30, 2003	$187,010,472

Net asset value and redemption price per share, $187,010,472 / 18,973,775 outstanding shares of common stock (authorized 80,000,000 shares)	$9.86

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Dividends	$2,896,847

EXPENSES
Management fee	36,135

NET INVESTMENT INCOME	2,860,712

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(249,588)
Net change in unrealized appreciation (depreciation) on investments	11,202,053

NET GAIN ON INVESTMENTS	10,952,465

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,813,177

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$2,860,712	$2,222,861
Net realized loss on investments	(249,588)	(1,747,549)
Net change in unrealized appreciation (depreciation) on investments	11,202,053	(4,357,935)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,813,177	(3,882,623)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(2,294,484)	(217,498)
Distributions from net realized capital gains	(192,383)	(51,167)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(2,486,867)	(268,665)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [6,949,517 and 9,791,487 shares, respectively]	65,781,002	90,835,888
Capital stock issued in reinvestment of dividends and distributions [272,384 and 27,669 shares, respectively]	2,486,867	268,665
Capital stock repurchased [1,077,802 and 1,893,646 shares, respectively]	(10,119,852)	(17,352,023)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	58,148,017	73,752,530

TOTAL INCREASE IN NET ASSETS	69,474,327	69,601,242
NET ASSETS:
Beginning of period	117,536,145	47,934,903

End of period (a)	$187,010,472	$117,536,145

(a) Includes undistributed net investment income of:	$2,789,089	$2,222,861

SEE NOTES TO FINANCIAL STATEMENTS.

A13

SP GROWTH ASSET ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value (cost $157,213,462)	$162,896,908
Receivable for capital stock sold	1,624,599

Total assets	164,521,507

LIABILITIES
Payable for investments purchased	1,447,439
Payable for capital stock repurchased	177,157
Management fee payable	7,498

Total liabilities	1,632,094

NET ASSETS	$162,889,413

Net assets were comprised of:
Common stock, at $0.01 par value	$215,140
Paid-in capital in excess of par	163,909,934

164,125,074
Undistributed net investment income	1,004,698
Accumulated net realized loss on investments	(7,923,805)
Net unrealized appreciation on investments	5,683,446

Net assets, June 30, 2003	$162,889,413

Net asset value and redemption price per share, $162,889,413 / 21,514,030 outstanding shares of common stock (authorized 80,000,000 shares)	$7.57

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Dividends	$1,034,013
EXPENSES
Management fee	29,315

NET INVESTMENT INCOME	1,004,698

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized loss on investments	(3,754,467)
Net change in unrealized appreciation on investments	17,027,380

NET GAIN ON INVESTMENTS	13,272,913

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,277,611

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,004,698	$797,294
Net realized loss on investments	(3,754,467)	(3,335,015)
Net change in unrealized appreciation (depreciation) on investments	17,027,380	(10,816,731)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14,277,611	(13,354,452)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(797,294)	—
Distributions from net realized capital gains	—	(21,973)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(797,294)	(21,973)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [8,856,786 and 10,864,143 shares, respectively]	63,196,352	80,672,788
Capital stock issued in reinvestment of dividends and distributions [118,999 and 2,706 shares, respectively]	797,294	21,973
Capital stock repurchased [1,558,045 and 2,431,952 shares, respectively]	(10,955,427)	(17,783,588)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	53,038,219	62,911,173

TOTAL INCREASE IN NET ASSETS	66,518,536	49,534,748
NET ASSETS:
Beginning of period	96,370,877	46,836,129

End of period (a)	$162,889,413	$96,370,877

(a) Includes undistributed net investment income of:	$1,004,698	$797,294

SEE NOTES TO FINANCIAL STATEMENTS.

A14

SP INVESCO SMALL COMPANY GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, excluding repurchase agreement, at value (cost $14,676,344)	$16,672,585
Repurchase agreement (cost $2,572,298)	2,572,298
Cash	72,500
Receivable for capital stock sold	97,017
Receivable for investments sold	27,501
Dividends and interest receivable	1,056
Prepaid expenses	14

Total assets	19,442,971

LIABILITIES
Payable for capital stock repurchased	386,433
Payable for investments purchased	203,008
Accrued expenses and other liabilities	36,198
Management fee payable	4,764
Deferred directors’ fees	2,372
Outstanding option written (premium received $606)	480

Total liabilities	633,255

NET ASSETS	$18,809,716

Net assets were comprised of:
Common stock, at $0.01 par value	$34,176
Paid-in capital in excess of par	22,009,413

22,043,589
Accumulated net investment loss	(61,515)
Accumulated net realized loss on investments	(5,168,725)
Net unrealized appreciation on investments	1,996,367

Net assets, June 30, 2003	$18,809,716

Net asset value and redemption price per share, $18,809,716 / 3,417,559 outstanding shares of common stock (authorized 80,000,000 shares)	$5.50

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Dividends (net of $22 foreign withholding tax)	$15,021
Interest	5,799

20,820

EXPENSES
Management fee	68,039
Custodian’s fees and expenses	49,000
Shareholders’ reports	8,800
Audit fee	5,300
Directors’ fees	4,900
Legal fees and expenses	4,700
Transfer agent’s fees and expenses	1,800
Miscellaneous	2,069

Total operating expenses	144,608
Less: custodian fee credit	(35)
expense subsidy	(62,238)

Net expenses	82,335

NET INVESTMENT LOSS	(61,515)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on:
Investments	(42,669)
Option written	(1,550)

(44,219)

Net change in unrealized appreciation (depreciation) on:
Investments	2,239,180
Option written	126

2,239,306

NET GAIN ON INVESTMENTS	2,195,087

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,133,572

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(61,515)	$(78,008)
Net realized loss on investments	(44,219)	(2,895,182)
Net change in unrealized appreciation (depreciation) on investments	2,239,306	(713,148)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,133,572	(3,686,338)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [1,614,994 and 3,910,333 shares, respectively]	8,093,992	20,588,172
Capital stock repurchased [783,849 and 2,539,505 shares, respectively]	(3,930,906)	(12,819,425)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	4,163,086	7,768,747

TOTAL INCREASE IN NET ASSETS	6,296,658	4,082,409
NET ASSETS:
Beginning of period	12,513,058	8,430,649

End of period	$18,809,716	$12,513,058

SEE NOTES TO FINANCIAL STATEMENTS.

A15

SP JENNISON INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value including securities on loan of $6,620,851 (cost $90,708,423)	$98,219,591
Foreign currency, at value (cost $2,045,288)	2,009,546
Receivable for capital stock sold	965,167
Receivable for investments sold	602,031
Dividends and interest receivable	142,539
Foreign tax reclaim receivable	63,104
Securities lending rebate receivable	8,891
Receivable for securities lending income (gross)	8,204
Unrealized appreciation on forward foreign currency contracts	124
Prepaid expenses	74

Total assets	102,019,147

LIABILITIES
Collateral for securities on loan	7,031,000
Payable for investments purchased	686,018
Management fee payable	64,845
Accrued expenses and other liabilities	46,582
Withholding tax payable	15,230
Distribution fee payable	8,214
Administration fee payable	4,928
Payable for capital stock repurchased	4,739
Payable to securities lending agent	4,274
Payable to custodian	1,143

Total liabilities	7,866,973

NET ASSETS	$94,152,174

Net assets were comprised of:
Common stock, at $0.01 par value	$199,653
Paid-in capital, in excess of par	101,197,200

101,396,853
Undistributed net investment income	462,862
Accumulated net realized loss on investments	(15,192,925)
Net unrealized appreciation on investments and foreign currencies	7,485,384

Net assets, June 30, 2003	$94,152,174

Class I:
Net asset value and redemption price per share, $53,646,388 / 11,332,039 outstanding shares of common stock (authorized 80,000,000 shares)	$4.73

Class II:
Net asset value and redemption price per share, $40,505,786 / 8,633,277 outstanding shares of common stock (authorized 20,000,000 shares)	$4.69

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Dividends (net of $123,749 foreign withholding tax)	$942,235
Interest	16
Income from securities lending, net	15,543

957,794

EXPENSES
Management fee	295,695
Distribution fee—Class II	35,172
Administration fee—Class II	21,103
Custodian’s fees and expenses	88,000
Shareholders’ reports	20,000
Audit fee	6,900
Legal fees and expenses	4,000
Directors’ fees	3,600
Transfer agent’s fees and expenses	2,500
Insurance expenses	600
Miscellaneous	1,630

Total operating expenses	479,200
Less: custodian fee credit	(96)

Net expenses	479,104

NET INVESTMENT INCOME	478,690

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investments	(997,080)
Foreign currencies	(115,229)

(1,112,309)

Net change in unrealized appreciation (depreciation) on:
Investments	10,324,544
Foreign currencies	(39,617)

10,284,927

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	9,172,618

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,651,308

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$478,690	$51,374
Net realized loss on investments and foreign currencies	(1,112,309)	(8,490,927)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	10,284,927	(1,460,580)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,651,308	(9,900,133)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [30,544,936 and 97,962,690 shares, respectively]	131,480,100	459,630,004
Capital stock repurchased [24,489,322 and 90,447,644 shares, respectively]	(105,554,221)	(425,966,534)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	25,925,879	33,663,470

TOTAL INCREASE IN NET ASSETS	35,577,187	23,763,337
NET ASSETS:
Beginning of period	58,574,987	34,811,650

End of period (a)	$94,152,174	$58,574,987

(a) Includes undistributed net investment income of:	$462,862	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A16

SP LARGE CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value (cost $49,910,613)	$50,403,862
Receivable for capital stock sold	152,059
Receivable for investments sold	121,731
Dividends and interest receivable	58,494
Prepaid expenses	48

Total assets	50,736,194

LIABILITIES
Payable for investments purchased	218,375
Accrued expenses and other liabilities	53,162
Management fee payable	23,782
Payable for capital stock repurchased	5,661
Deferred directors’ fees	2,410

Total liabilities	303,390

NET ASSETS	$50,432,804

Net assets were comprised of:
Common stock, at $0.01 par value	$59,061
Paid-in capital in excess of par	53,437,248

53,496,309
Undistributed net investment income	277,719
Accumulated net realized loss on investments	(3,834,473)
Net unrealized appreciation on investments	493,249

Net assets, June 30, 2003	$50,432,804

Net asset value and redemption price per share, $50,432,804 / 5,906,106 outstanding shares of common stock (authorized 80,000,000 shares)	$8.54

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Dividends (net of $324 foreign withholding tax)	$462,644
Interest	2,570

465,214

EXPENSES
Management fee	166,658
Custodian’s fees and expenses	47,000
Shareholders’ reports	11,000
Legal fees and expenses	5,700
Directors’ fees	5,600
Audit fee	5,100
Transfer agent’s fees and expenses	1,900
Commitment fee on syndicated credit agreement	300
Miscellaneous	2,412

Total operating expenses	245,670
Loan interest expense (Note 8)	15
Less: custodian fee credit	(18)
expense subsidy	(58,172)

Net expenses	187,495

NET INVESTMENT INCOME	277,719

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(1,115,259)
Net change in unrealized appreciation on investments	4,896,697

NET GAIN ON INVESTMENTS	3,781,438

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,059,157

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$277,719	$403,367
Net realized loss on investments	(1,115,259)	(2,058,199)
Net change in unrealized appreciation (depreciation) on investments	4,896,697	(4,609,724)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,059,157	(6,264,556)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	—	(403,360)
Tax return of capital distributions	—	(6,059)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(409,419)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [1,874,839 and 3,406,672 shares, respectively]	14,989,002	29,950,399
Capital stock issued in reinvestment of dividends and distributions [0 and 52,288 shares, respectively]	—	409,419
Capital stock repurchased [877,578 and 1,063,583 shares, respectively]	(6,934,789)	(9,099,948)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	8,054,213	21,259,870

TOTAL INCREASE IN NET ASSETS	12,113,370	14,585,895
NET ASSETS:
Beginning of period	38,319,434	23,733,539

End of period (a)	$50,432,804	$38,319,434

(a) Includes undistributed net investment income of:	$277,719	$ —

SEE NOTES TO FINANCIAL STATEMENTS.

A17

SP MFS CAPITAL OPPORTUNITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value (cost $11,498,028)	$12,767,532
Receivable for capital stock sold	94,633
Receivable for investments sold	24,665
Dividends and interest receivable	11,905
Due from manager	2,031
Prepaid expenses	12

Total assets	12,900,778

LIABILITIES
Payable for investments purchased	361,507
Accrued expenses and other liabilities	29,071
Payable for capital stock repurchased	4,281
Deferred directors’ fees	2,371
Payable to custodian	20

Total liabilities	397,250

NET ASSETS	$12,503,528

Net assets were comprised of:
Common stock, at $0.01 par value	$22,132
Paid-in capital in excess of par	15,977,673

15,999,805
Undistributed net investment income	15,878
Accumulated net realized loss on investments and foreign currencies	(4,781,691)
Net unrealized appreciation on investments and foreign currencies	1,269,536

Net assets, June 30, 2003	$12,503,528

Net asset value and redemption price per share, $12,503,528 / 2,213,225 outstanding shares of common stock (authorized 80,000,000 shares)	$5.65

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Dividends (net of $151 foreign withholding tax)	$64,104
Interest	1,754

65,858

EXPENSES
Management fee	37,497
Custodian’s fees and expenses	46,000
Shareholders’ reports	7,400
Audit fee	5,500
Directors’ fees	5,300
Legal fees and expenses	4,000
Transfer agent’s fees and expenses	1,700
Commitment fee on syndicated credit agreement	100
Miscellaneous	1,275

Total expenses	108,772
Less: custodian fee credit	(24)
expense subsidy	(58,768)

Net expenses	49,980

NET INVESTMENT INCOME	15,878

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investments	(31,715)
Foreign currencies	(97)

(31,812)

Net change in unrealized appreciation on:
Investments	1,362,610

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	1,330,798

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,346,676

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$15,878	$14,846
Net realized loss on investments and foreign currencies	(31,812)	(3,082,433)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,362,610	(37,213)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,346,676	(3,104,800)

DIVIDENDS:
Dividends from net investment income	(14,769)	—

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [673,975 and 2,421,976 shares, respectively]	3,505,559	13,214,957
Capital stock issued in reinvestment of dividends [3,026 and 0 shares, respectively]	14,769	—
Capital stock repurchased [333,055 and 1,723,512 shares, respectively]	(1,689,369)	(8,971,624)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	1,830,959	4,243,333

TOTAL INCREASE IN NET ASSETS	3,162,866	1,138,533
NET ASSETS:
Beginning of period	9,340,662	8,202,129

End of period (a)	$12,503,528	$9,340,662

(a) Includes undistributed net investment income of:	$15,878	$14,769

SEE NOTES TO FINANCIAL STATEMENTS.

A18

SP MID-CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value (cost $26,135,758)	$30,123,841
Receivable for capital stock sold	263,634
Receivable for investments sold	131,628
Dividends and interest receivable	129
Prepaid expenses	22

Total assets	30,519,254

LIABILITIES
Payable for investments purchased	316,241
Management fee payable	18,760
Accrued expenses and other liabilities	15,924
Payable for capital stock repurchased	8,698
Deferred directors’ fees	2,400

Total liabilities	362,023

NET ASSETS	$30,157,231

Net assets were comprised of:
Common stock, at $0.01 par value	$63,056
Paid-in capital in excess of par	38,490,113

38,553,169
Accumulated net investment loss	(84,557)
Accumulated net realized loss on investments and foreign currencies	(12,299,464)
Net unrealized appreciation on investments	3,988,083

Net assets, June 30, 2003	$30,157,231

Net asset value and redemption price per share, $30,157,231 / 6,305,591 outstanding shares of common stock (authorized 80,000,000 shares)	$4.78

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Dividends	$18,817
Interest	4,887

23,704

EXPENSES
Management fee	86,619
Custodian’s fees and expenses	44,000
Shareholders’ reports	11,000
Directors’ fees	5,500
Audit fee	5,200
Legal fees and expenses	4,700
Transfer agent’s fees and expenses	2,000
Miscellaneous	1,344

Total expenses	160,363
Less: custodian fee credit	(20)
expense subsidy	(52,082)

Net expenses	108,261

NET INVESTMENT LOSS	(84,557)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	(647,865)
Foreign currencies	49

(647,816)

Net change in unrealized appreciation (depreciation) on:
Investments	4,401,646
Foreign currencies	(48)

4,401,598

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	3,753,782

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,669,225

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(84,557)	$(97,107)
Net realized loss on investments	(647,816)	(11,106,894)
Net change in unrealized appreciation on investments	4,401,598	805,662

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,669,225	(10,398,339)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [2,613,713 and 4,993,128 shares, respectively]	11,481,100	24,806,716
Capital stock repurchased [772,814 and 2,612,747 shares, respectively]	(3,263,305)	(12,027,142)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	8,217,795	12,779,574

TOTAL INCREASE IN NET ASSETS	11,887,020	2,381,235
NET ASSETS:
Beginning of period	18,270,211	15,888,976

End of period	$30,157,231	$18,270,211

SEE NOTES TO FINANCIAL STATEMENTS.

A19

SP PIMCO TOTAL RETURN PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value (cost $836,885,432)	$849,787,794
Foreign currency, at value (cost $4,053,378)	4,018,469
Receivable for investments sold	223,732,146
Dividends and interest receivable	6,427,440
Unrealized appreciation on interest rate swaps	3,348,937
Receivable for capital stock sold	3,290,680
Premium for interest rate swaps purchased	1,043,081
Due from broker—variation margin	385,026
Interest receivable on swap agreement	88,559
Unrealized appreciation on forward foreign currency contracts	57,223
Prepaid expenses	478

Total assets	1,092,179,833

LIABILITIES
Payable for investments purchased	356,542,441
Investments sold short, at value (proceeds received $23,415,881)	23,213,724
Premium for interest rate swaps written	2,674,020
Payable to custodian	2,456,963
Unrealized depreciation on interest rate swaps	1,051,796
Outstanding options written (premium received $1,848,310)	1,919,425
Interest payable on swap agreements	349,787
Management fee payable	340,823
Payable for capital stock repurchased	28,841
Accrued expenses and other liabilities	2,249

Total liabilities	388,580,069

NET ASSETS	$703,599,764

Net assets were comprised of:
Common stock, at $0.01 par value	$608,568
Paid-in capital in excess of par	676,444,689

677,053,257
Undistributed net investment income	189,408
Accumulated net realized gain on investments	10,653,960
Net unrealized appreciation on investments and foreign currencies	15,703,139

Net assets, June 30, 2003	$703,599,764

Net asset value and redemption price per share, $703,599,764 / 60,856,826 outstanding shares of common stock (authorized 80,000,000 shares)	$11.56

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Interest	$9,614,124

EXPENSES
Management fee	1,730,005
Custodian’s fees and expenses	80,000
Shareholders’ reports	9,900
Audit fee	7,500
Legal fees and expenses	7,400
Commitment fee on syndicated credit agreement	5,900
Directors’ fees	5,200
Insurance expenses	2,900
Transfer agent’s fees and expenses	2,400
Miscellaneous	924

Total expenses	1,852,129
Less: custodian fee credit	(1,061)

Net expenses	1,851,068

NET INVESTMENT INCOME	7,763,056

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	17,851,259
Options written	(142,641)
Futures	11,646,072
Foreign currencies	(6,524,884)
Interest rate swaps	(7,983,510)
Short sales	(1,408,412)

13,437,884

Net change in unrealized appreciation (depreciation) on:
Investments	3,125,062
Options written	192,787
Futures	(2,703,779)
Foreign currencies	2,430,018
Interest rate swaps	4,523,876
Short sales	595,871

8,163,835

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	21,601,719

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,364,775

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$7,763,056	$8,880,764
Net realized gain on investments and foreign currencies	13,437,884	12,280,351
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	8,163,835	7,837,234

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	29,364,775	28,998,349

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(9,411,436)	(8,915,477)
Distributions from net realized capital gains	(12,318,942)	(7,146)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(21,730,378)	(8,922,623)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [21,039,308 and 30,861,573 shares, respectively]	242,406,597	340,380,452
Capital stock issued in reinvestment of dividends and distributions [1,919,020 and 802,991 shares, respectively]	21,730,378	8,922,623
Capital stock repurchased [3,451,704 and 4,044,791 shares, respectively]	(39,838,388)	(44,686,394)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	224,298,587	304,616,681

TOTAL INCREASE IN NET ASSETS	231,932,984	324,692,407
NET ASSETS:
Beginning of period	471,666,780	146,974,373

End of period (a)	$703,599,764	$471,666,780

(a) Includes undistributed net investment income of:	$189,408	$1,837,788

SEE NOTES TO FINANCIAL STATEMENTS.

A20

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value (cost $74,019,930)	$87,445,387
Cash	22,234
Receivable for investments sold	2,227,992
Receivable for capital stock sold	540,635
Dividends and interest receivable	11,917
Prepaid expenses	57

Total assets	90,248,222

LIABILITIES
Payable for investments purchased	845,143
Payable for capital stock repurchased	406,470
Outstanding options written (premium received $84,387)	126,330
Accrued expenses and other liabilities	43,505
Management fee payable	42,068
Distribution fee payable	60
Administration fee payable	36

Total liabilities	1,463,612

NET ASSETS	$88,784,610

Net assets were comprised of:
Common stock, at $0.01 par value	$153,861
Paid-in capital in excess of par	90,437,363

90,591,224
Accumulated net investment loss	(181,304)
Accumulated net realized loss on investments	(15,008,869)
Net unrealized appreciation on investments	13,383,559

Net assets, June 30, 2003	$88,784,610

Class I:
Net asset value and redemption price per share, $88,492,582 / 15,335,159 outstanding shares of common stock (authorized 80,000,000 shares)	$5.77

Class II:
Net asset value and redemption price per share, $292,028 / 50,930 outstanding shares of common stock (authorized 20,000,000 shares)	$5.73

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Dividends (net of $2,420 foreign withholding tax)	$89,668

EXPENSES
Management fee	188,235
Distribution fee—Class II	312
Administration fee—Class II	187
Custodian’s fees and expenses	46,000
Shareholders’ reports	13,000
Legal fees and expenses	6,700
Audit fee	5,700
Directors’ fees	5,900
Transfer agent’s fees and expenses	2,300
Commitment fee on syndicated credit agreement	800
Miscellaneous	1,894

Total operating expenses	271,028
Less: custodian fee credit	(56)

Net expenses	270,972

NET INVESTMENT LOSS	(181,304)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	1,146,901
Foreign currencies	474
Options written	(29,060)

1,118,315

Net change in unrealized appreciation (depreciation) on:
Investments	13,605,154
Options written	(41,943)
Foreign currencies	45

13,563,256

NET GAIN ON INVESTMENTS	14,681,571

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,500,267

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(181,304)	$(201,427)
Net realized gain (loss) on investments and foreign currencies	1,118,315	(12,814,981)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	13,563,256	(1,640,738)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14,500,267	(14,657,146)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [6,926,410 and 8,274,153 shares, respectively]	35,742,481	43,940,152
Capital stock repurchased [2,496,482 and 1,871,780 shares, respectively]	(12,690,309)	(9,411,936)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	23,052,172	34,528,216

TOTAL INCREASE IN NET ASSETS	37,552,439	19,871,070
NET ASSETS:
Beginning of period	51,232,171	31,361,101

End of period	$88,784,610	$51,232,171

SEE NOTES TO FINANCIAL STATEMENTS.

A21

SP SMALL/MID CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value (cost $138,199,627)	$143,897,219
Cash	10,177
Receivable for investments sold	860,169
Receivable for capital stock sold	705,066
Dividends and interest receivable	101,093
Prepaid expenses	120

Total assets	145,573,844

LIABILITIES
Payable for investments purchased	2,514,140
Management fee payable	102,754
Accrued expenses and other liabilities	14,892
Payable for capital stock repurchased	13,580
Deferred directors’ fees	2,633
Withholding tax payable	365

Total liabilities	2,648,364

NET ASSETS	$142,925,480

Net assets were comprised of:
Common stock, at $0.01 par value	$135,603
Paid-in capital in excess of par	144,757,112

144,892,715
Undistributed net investment income	123,266
Accumulated net realized loss on investments	(7,788,093)
Net unrealized appreciation on investments	5,697,592

Net assets, June 30, 2003	$142,925,480

Net asset value and redemption price per share, $142,925,480/13,560,270 outstanding shares of common stock (authorized 80,000,000 shares)	$10.54

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Dividends (net of $1,174 foreign withholding tax)	$686,413
Interest	14,729

701,142

EXPENSES
Management fee	497,712
Custodian’s fees and expenses	51,000
Shareholders’ reports	8,000
Directors’ fees	6,000
Audit fee	6,000
Legal fees and expenses	4,000
Transfer agent’s fees and expenses	3,000
Insurance expenses	1,000
Commitment fee on syndicated credit agreement	200
Miscellaneous	1,410

Total expenses	578,322
Less: custodian fee credit	(446)

Net expenses	577,876

NET INVESTMENT INCOME	123,266

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on:
Investments	(2,047,340)
Foreign currencies	(11)

(2,047,351)
Net change in unrealized appreciation on investments	13,131,954

NET GAIN ON INVESTMENTS	11,084,603

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,207,869

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$123,266	$534,192
Net realized loss on investments and foreign currencies	(2,047,351)	(5,223,511)
Net change in unrealized appreciation (depreciation) on investments	13,131,954	(9,950,567)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,207,869	(14,639,886)

DIVIDENDS:
Dividends from net investment income	(37,628)	(463,177)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [4,892,928 and 7,737,279 shares, respectively]	47,950,189	84,398,594
Capital stock issued in reinvestment of dividends [4,099 and 47,701 shares, respectively]	37,628	463,177
Capital stock repurchased [1,588,268 and 1,709,203 shares, respectively]	(15,426,136)	(18,014,772)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	32,561,681	66,846,999

TOTAL INCREASE IN NET ASSETS	43,731,922	51,743,936
NET ASSETS:
Beginning of period	99,193,558	47,449,622

End of period (a)	$142,925,480	$99,193,558

(a) Includes undistributed net investment income of:	$123,266	$37,628

SEE NOTES TO FINANCIAL STATEMENTS.

A22

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value (cost $24,815,445)	$25,931,099
Cash	6,659
Receivable for capital stock sold	133,234
Dividends and interest receivable	8,761
Due from manager	5,668
Prepaid expenses	19

Total assets	26,085,440

LIABILITIES
Payable for investments purchased	731,081
Accrued expenses and other liabilities	30,854
Deferred directors’ fees	2,400
Distribution fee payable	2,086
Administration fee payable	1,252
Payable for capital stock repurchased	822

Total liabilities	768,495

NET ASSETS	$25,316,945

Net assets were comprised of:
Common stock, at $0.01 par value	$46,305
Paid-in capital in excess of par	29,725,148

29,771,453
Accumulated net investment loss	(41,359)
Accumulated net realized loss on investments	(5,528,803)
Net unrealized appreciation on investments	1,115,654

Net assets, June 30, 2003	$25,316,945

Class I:
Net asset value and redemption price per share, $15,254,575 / 2,779,089 outstanding shares of common stock (authorized 80,000,000 shares)	$5.49

Class II:
Net asset value and redemption price per share, $10,062,370 / 1,851,396 outstanding shares of common stock (authorized 20,000,000 shares)	$5.44

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Dividends (net of $1,032 foreign withholding tax)	$73,943
Interest	1,520

75,463

EXPENSES
Management fee	90,052
Distribution fee—Class II	9,894
Administration fee—Class II	5,936
Custodian’s fees and expenses	49,000
Shareholders’ reports	7,500
Directors’ fees and expenses	5,300
Audit fee	5,000
Legal fees and expenses	4,100
Transfer agent’s fees and expenses	2,000
Commitment fee on syndicated credit agreement	200
Miscellaneous	1,814

Total expenses	180,796
Less: custodian fee credit	(74)
expense subsidy	(63,900)

Net expenses	116,822

NET INVESTMENT LOSS	(41,359)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(456,003)
Net change in unrealized appreciation on investments	2,381,783

NET GAIN ON INVESTMENTS	1,925,780

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,884,421

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(41,359)	$(55,294)
Net realized loss on investments	(456,003)	(2,328,260)
Net change in unrealized appreciation (depreciation) on investments	2,381,783	(1,369,727)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,884,421	(3,753,281)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [1,892,764 and 3,165,201 shares, respectively]	9,814,646	17,595,192
Capital stock repurchased [721,663 and 1,140,272 shares, respectively]	(3,726,635)	(6,137,311)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	6,088,011	11,457,881

TOTAL INCREASE IN NET ASSETS	7,972,432	7,704,600
NET ASSETS:
Beginning of period	17,344,513	9,639,913

End of period	$25,316,945	$17,344,513

SEE NOTES TO FINANCIAL STATEMENTS.

A23

STOCK INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value including securities on loan of $78,910,630 (cost $2,321,801,590)	$2,623,657,292
Receivable for investments sold	3,288,286
Dividends and interest receivable	3,091,876
Receivable for capital stock sold	1,471,671
Receivable for securities lending income (gross)	107,435
Prepaid expenses	3,427

Total assets	2,631,619,987

LIABILITIES
Collateral for securities on loan	82,348,691
Payable for capital stock repurchased	996,223
Management fee payable	741,835
Accrued expenses and other liabilities	489,050
Securities lending rebate payable	95,770
Payable to securities lending agent	2,916

Total liabilities	84,674,485

NET ASSETS	$2,546,945,502

Net assets were comprised of:
Common stock, at $0.01 par value	$986,848
Paid-in capital in excess of par	2,190,136,029

2,191,122,877
Undistributed net investment income	16,583,934
Accumulated net realized gain on investments	39,668,989
Net unrealized appreciation on investments	299,569,702

Net assets, June 30, 2003	$2,546,945,502

Net asset value and redemption price per share, $2,546,945,502 / 98,684,835 outstanding shares of common stock (authorized 340,000,000 shares)	$25.81

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Dividends	$20,809,364
Interest	24,009
Income from securities loaned, net	122,586

20,955,959

EXPENSES
Management fee	4,108,532
Custodian’s fees and expenses	147,000
Audit fee	35,000
Insurance expenses	27,000
Commitment fee on syndicated credit agreement	19,000
Directors’ fees	17,000
Legal fees and expenses	12,000
Transfer agent’s fees and expenses	2,900
Miscellaneous	3,845

Total expenses	4,372,277
Less: custodian fee credit	(252)

Net expenses	4,372,025

NET INVESTMENT INCOME	16,583,934

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investments	37,251,185
Futures	7,953,570

45,204,755

Net change in unrealized appreciation (depreciation) on:
Investments	204,331,620
Futures	(1,248,050)

203,083,570

NET GAIN ON INVESTMENTS	248,288,325

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$264,872,259

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$16,583,934	$35,460,042
Net realized gain on investments	45,204,755	83,880,833
Net change in unrealized appreciation (depreciation) on investments	203,083,570	(852,291,866)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	264,872,259	(732,950,991)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(1,948,808)	(34,435,873)
Distributions from net realized capital gains	(88,278,910)	(23,877,334)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(90,227,718)	(58,313,207)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [5,416,056 and 10,311,525 shares, respectively]	129,500,404	293,101,021
Capital stock issued in reinvestment of dividends and distributions [3,960,830 and 2,190,809 shares, respectively]	90,227,718	58,313,207
Capital stock repurchased [8,349,123 and 22,105,878 shares, respectively]	(199,678,198)	(601,988,288)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	20,049,924	(250,574,060)

TOTAL INCREASE (DECREASE) IN NET ASSETS	194,694,465	(1,041,838,258)
NET ASSETS:
Beginning of period	2,352,251,037	3,394,089,295

End of period (a)	$2,546,945,502	$2,352,251,037

(a) Includes undistributed net investment income of:	$16,583,934	$1,948,808

SEE NOTES TO FINANCIAL STATEMENTS.

A24

VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2003

ASSETS
Investments, at value including securities on loan of $25,957,156 (cost $1,281,674,142)	$1,345,029,518
Dividends and interest receivable	1,856,013
Receivable for capital stock sold	377,628
Receivable for securities lending income (gross)	34,545
Prepaid expenses	1,846

Total assets	1,347,299,550

LIABILITIES
Collateral for securities on loan	27,627,044
Payable for investments purchased	21,134,034
Payable for capital stock repurchased	447,893
Accrued expenses and other liabilities	207,685
Securities lending rebate payable	31,767
Management fee payable	22,744
Payable to securities lending agent	694
Distribution fee payable	510
Administration fee payable	306
Payable to custodian	249

Total liabilities	49,472,926

NET ASSETS	$1,297,826,624

Net assets were comprised of:
Common stock, at $0.01 par value	$854,053
Paid-in capital in excess of par	1,495,719,625

1,496,573,678
Undistributed net investment income	9,199,423
Accumulated net realized loss on investments	(271,301,853)
Net unrealized appreciation on investments	63,355,376

Net assets, June 30, 2003	$1,297,826,624

Class I:
Net asset value and redemption price per share $1,295,374,571 / 85,243,662 outstanding shares of common stock (authorized 340,000,000 shares)	$15.20

Class II:
Net asset value and redemption price per share, $2,452,053 / 161,602 outstanding shares of common stock (authorized 10,000,000 shares)	$15.17

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2003

INVESTMENT INCOME
Dividends (net of $67,034 foreign withholding tax)	$11,838,989
Income from securities lending, net	23,517

11,862,506

EXPENSES
Management fee	2,424,251
Distribution fee—Class II	2,526
Administration fee—Class II	1,515
Custodian’s fees and expenses	93,000
Shareholders’ reports	85,000
Audit fee	15,000
Insurance expenses	15,000
Directors’ fees	9,000
Legal fees and expenses	8,000
Commitment fee on syndicated credit agreement	7,000
Transfer agent’s fees and expenses	2,700
Miscellaneous	216

Total expenses	2,663,208
Less: custodian fee credit	(125)

Net expenses	2,663,083

NET INVESTMENT INCOME	9,199,423

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(47,068,724)
Net change in unrealized appreciation (depreciation) on investments	162,398,025

NET GAIN ON INVESTMENTS	115,329,301

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$124,528,724

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$9,199,423	$20,934,624
Net realized loss on investments	(47,068,724)	(219,804,118)
Net change in unrealized appreciation (depreciation) on investments	162,398,025	(186,200,124)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	124,528,724	(385,069,618)

DIVIDENDS:
Dividends from net investment income
Class I	(834,849)	(20,321,246)
Class II	—	(19,706)

	(834,849)	(20,340,952)

CAPITAL STOCK TRANSACTIONS (Note 7):
Capital stock sold [3,030,398 and 11,993,803 shares, respectively]	42,258,735	190,666,422
Capital stock issued in reinvestment of dividends [63,294 and 1,472,190 shares, respectively]	834,849	20,340,952
Capital stock repurchased [8,504,110 and 23,263,374 shares, respectively]	(117,527,101)	(359,497,771)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(74,433,517)	(148,490,397)

TOTAL INCREASE (DECREASE) IN NET ASSETS	49,260,358	(553,900,967)
NET ASSETS:
Beginning of period	1,248,566,266	1,802,467,233

End of period (a)	$1,297,826,624	$1,248,566,266

(a) Includes undistributed net investment income of:	$9,199,423	$834,849

SEE NOTES TO FINANCIAL STATEMENTS.

A25

DIVERSIFIED BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 99.4% LONG-TERM BONDS — 99.0%	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Aerospace — 0.3%
Raytheon Co.	Baa3	4.50%	11/15/07	$ 700	$741,619
Raytheon Co.	Baa3	8.30%	03/01/10	1,900	2,334,199
United Technologies Corp.	A2	7.125%	11/15/10	575	693,718

					3,769,536

Airlines — 0.5%
Continental Airlines, Inc., Series 2000-1, Class A-1(b)	Baa3	8.048%	11/01/20	4,064	4,027,726
Qantas Airways, Ltd., (Australia)(b)	Baa1	5.125%	06/20/13	2,750	2,696,394

					6,724,120

Asset Backed Securities — 4.5%
Citibank Credit Card Master Trust,, Series 1996-3	Aaa	6.10%	05/15/08	12,500	13,916,786
Illinois Power Special Purpose Trust, Series 1998-1, Class A5	Aaa	5.38%	06/25/07	13,817	14,413,601
Lehman Brothers, Inc., TRAINS HY-1-2003(f)	B1	8.666%	05/15/13	13,357	14,376,160
MBNA Master Credit Card Trust	Aaa	7.00%	02/15/12	14,300	17,154,290
Preferred Term Securities X, Class A-1(g)	Aaa	1.78%	07/03/33	3,900	3,890,250

					63,751,087

Auto/Equipment Rental — 0.1%
Hertz Corp.	Baa2	8.25%	06/01/05	750	791,740

Automobiles & Trucks — 1.2%
Ford Motor Co.	Baa1	7.45%	07/16/31	2,420	2,216,877
General Motors Corp.	Baa1	7.125%	07/15/13	4,665	4,640,089
General Motors Corp.	Baa1	8.375%	07/15/33	5,435	5,338,203
Lear Corp.	Ba1	7.96%	05/15/05	3,040	3,237,600
Lear Corp.	Ba1	8.11%	05/15/09	1,700	1,946,500

					17,379,269

Banks and Savings & Loans — 3.1%
Bank of America Corp.	Aa2	5.875%	02/15/09	3,150	3,582,823
Cho Hung Bank, (South Korea)(a)(g)	Baa3	11.50%	04/01/10	1,335	1,522,638
Cho Hung Bank, (South Korea)(a)(g)	Baa3	11.875%	04/01/10	1,190	1,357,256
Hanvit Bank, (South Korea)(g)	Baa3	12.75%	03/01/10	100	114,052
HSBC Holdings PLC, (United Kingdom)	A1	5.25%	12/12/12	3,100	3,306,206
KBC Bank Funding Trust III(b)(g)	A2	9.86%	11/29/49	5,000	6,468,410
Korea Exchange Bank, (South Korea)(g)	Baa3	13.75%	06/30/10	1,915	2,260,912
PNC Funding Corp.	A3	7.50%	11/01/09	1,090	1,327,267
Popular North America, Inc.(g)	A3	2.939%	10/15/03	5,000	5,014,015
RBS Capital Trust I(g)	A1	4.709%	12/29/49	5,100	5,103,606
Santander Central Hispano Issuances, (Cayman Islands)	A2	7.625%	09/14/10	1,200	1,487,816
Washington Mutual, Inc.	A3	7.50%	08/15/06	10,000	11,572,190

					43,117,191

Building & Construction — 0.3%
Cemex SA, (Mexico)	Ba1	9.625%	10/01/09	2,400	2,916,000
KB HOME	Ba2	7.75%	10/15/04	535	561,081

					3,477,081

Cable & Pay Television Systems — 1.6%
Clear Channel Communications, Inc.	Baa3	4.40%	05/15/11	700	702,279
Clear Channel Communications, Inc.	Baa3	7.25%	09/15/03	1,700	1,717,034
Clear Channel Communications, Inc.	Baa3	7.875%	06/15/05	4,650	5,117,464
Comcast Cable Communications, Inc.	Baa3	6.375%	01/30/06	650	709,307
Comcast Corp., Class A(b)	Baa3	5.30%	01/15/14	5,850	6,016,386
Comcast Corp., Class A	Baa3	7.05%	03/15/33	2,100	2,332,361
Cox Communications, Inc.	Baa2	7.125%	10/01/12	1,875	2,238,999
Rogers Cablesystems, Inc., (Canada)	Ba2	10.00%	03/15/05	3,500	3,797,500

					22,631,330

SEE NOTES TO FINANCIAL STATEMENTS.

B1

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Chemicals — 0.5%
Dow Chemical Co.	A3	5.75%	12/15/08	$1,500	$1,645,461
Dow Chemical Co.	A3	5.75%	11/15/09	2,600	2,843,474
Eastman Chemical Co.	Baa2	3.25%	06/15/08	3,135	3,096,819

					7,585,754

Collateralized Mortgage Obligations — 0.6%
Federal Home Loan Mortgage Corp., Series 2586, Class LM	Aaa	3.75%	03/15/33	295	295,380
Federal Home Loan Mortgage Corp., Series 2586, Class LS	Aaa	4.00%	03/15/33	2,109	2,109,999
Washington Mutual, Series 2002-AR15, Class A5	Aaa	4.38%	12/25/32	5,400	5,506,572

					7,911,591

Commercial Mortgage Backed Securities — 4.5%
Bear Stearns Commercial Mortgage Securities, Inc., Series 2003-T10, Class X2(g)	AAA(e)	1.440%	03/13/40	43,638	3,102,389
Chase Commercial Mortgage Securities Corp., Series 1997-1, Class A2	AAA(e)	7.37%	06/19/29	4,897	5,479,007
GMAC Commercial Mortgage Securities, Inc., Series 2002-C3, Class A2	Aaa	4.93%	07/10/39	8,500	9,016,630
JP Morgan Chase Commercial Mortage Securities, Series 2003-ML1A, Class A2	Aaa	4.767%	05/12/35	4,969	5,210,358
Morgan Stanley Dean Witter Capital I, Series 2000-PRIN, Class A3	Aaa	7.36%	02/23/34	2,530	2,986,496
PNC Mortgage Acceptance Corp., Series 1999-CM1, Class A1B	AAA(e)	7.33%	12/10/32	9,300	11,167,563
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A1	Aaa	5.91%	03/12/34	7,583	8,326,321
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A4	Aaa	4.98%	11/15/34	2,500	2,660,404
Wachovia Bank Commercial Mortgage Trust, Series 2003-C3, Class A2	AAA(e)	4.867%	02/15/35	7,330	7,732,338

					55,681,506

Commercial Services — 0.1%
Equifax, Inc.	Baa1	4.95%	11/01/07	1,340	1,418,799

Computers — 1.6%
Computer Associates International, Inc.(b)	Baa2	6.375%	04/15/05	2,005	2,125,300
Computer Sciences Corp.	A2	6.75%	06/15/06	495	559,621
Electronic Data Systems Corp.	Baa3	6.00%	08/01/13	7,375	7,189,887
Electronic Data Systems Corp.(b)	Baa3	6.85%	10/15/04	5,735	6,007,413
Hewlett-Packard Co.	A3	7.15%	06/15/05	400	442,325
International Business Machines Corp.	A1	5.875%	11/29/32	3,500	3,754,223
International Business Machines Corp.	A1	8.375%	11/01/19	575	790,557
Unisys Corp.	Ba1	8.125%	06/01/06	1,650	1,765,500

					22,634,826

Containers & Packaging — 1.2%
Pactiv Corp.	Baa2	7.20%	12/15/05	2,450	2,693,802
Pactiv Corp.	Baa2	7.95%	12/15/25	1,575	1,957,829
Pactiv Corp.	Baa2	8.125%	06/15/17	2,360	3,045,200
Sealed Air Corp.	Baa3	5.625%	07/15/13	2,500	2,521,850
Sealed Air Corp.	Baa3	6.875%	07/15/33	3,950	4,028,407
Silgan Holdings, Inc.	B1	9.00%	06/01/09	2,715	2,810,025

					17,057,113

Diversified Operations — 0.2%
Bombardier, Inc., (Canada)(b)	Baa3	6.75%	05/01/12	3,200	3,280,000

Drugs & Medical Supplies — 1.5%
Bristol-Myers Squibb Co.(b)	A1	5.75%	10/01/11	1,025	1,140,715
Cardinal Health, Inc.	A2	4.00%	06/15/15	3,375	3,232,335
Pharmacia Corp.	A1	6.50%	12/01/18	1,015	1,263,475
Quest Diagnostics, Inc.	Baa3	6.75%	07/12/06	5,775	6,468,387
Quest Diagnostics, Inc.	Baa3	7.50%	07/12/11	5,000	6,019,635
Wyeth(h)	A3	5.875%	03/15/04	2,200	2,268,284

					20,392,831

SEE NOTES TO FINANCIAL STATEMENTS.

B2

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Financial Services — 4.2%
Bunge Ltd. Finance Corp.	Baa3	5.875%	05/15/13	$ 2,380	$2,455,339
Capital One Bank	Baa2	6.50%	07/30/04	500	518,941
Capital One Bank(b)	Baa2	6.875%	02/01/06	4,250	4,560,407
Capital One Bank,	Baa3	6.50%	06/13/13	3,500	3,467,180
CIT Group, Inc.	A2	5.50%	11/30/07	235	254,235
Citigroup, Inc.	Aa2	6.625%	06/15/32	4,630	5,350,192
Citigroup, Inc.	Aa2	7.25%	10/01/10	2,000	2,423,232
Conoco Funding Co., (Canada)	A3	6.35%	10/15/11	600	700,846
Fideicomiso Petacalco-Topolobampo Trust, (Mexico)(b)	Baa2	10.16%	12/23/09	2,600	3,035,500
Ford Motor Credit Co.(b)	A3	7.25%	10/25/11	2,790	2,868,324
Ford Motor Credit Co.	A3	7.75%	03/15/05	3,500	3,723,478
Ford Motor Credit Co.(b)	A3	7.875%	06/15/10	600	642,965
General Electric Capital Corp.	Aaa	6.00%	06/15/12	2,565	2,906,401
General Motors Acceptance Corp.	A3	5.75%	11/10/03	7,950	8,059,567
General Motors Acceptance Corp.	A3	6.15%	04/05/07	3,710	3,867,374
General Motors Acceptance Corp.	A3	6.875%	08/28/12	850	848,008
Household Finance Corp.	A1	5.75%	01/30/07	1,000	1,103,639
Household Finance Corp.(b)	A1	6.75%	05/15/11	550	638,753
International Lease Finance Corp.	A1	2.95%	05/23/06	1,940	1,949,762
International Lease Finance Corp.	A1	5.875%	05/01/13	1,240	1,334,961
John Deere Capital Corp.	A3	7.00%	03/15/12	1,275	1,513,679
MBNA Corp.	Baa2	6.125%	03/01/13	1,000	1,087,655
Pemex Finance, Ltd., (Cayman Islands)	Baa1	9.14%	08/15/04	3,423	3,563,130
Unilever Capital Corp.	A1	5.90%	11/15/32	2,000	2,153,428

					59,026,996

Food & Beverage — 1.5%
ConAgra Foods, Inc.	Baa1	6.00%	09/15/06	1,600	1,772,726
Kellogg Co.	Baa2	6.00%	04/01/06	9,975	10,996,630
Kraft Foods, Inc.	A3	5.25%	06/01/07	650	704,413
Kraft Foods, Inc.	A3	5.625%	11/01/11	2,630	2,865,832
Kraft Foods, Inc.	A3	6.25%	06/01/12	1,425	1,611,931
Kroger Co.	Baa3	6.20%	06/15/12	1,380	1,524,471
Sara Lee Corp.	A3	6.125%	11/01/32	905	993,846
Tyson Foods, Inc.	Baa3	6.625%	10/17/05	1,025	1,090,511

					21,560,360

Forest Products — 0.1%
Weyerhaeuser Co.	Baa2	7.375%	03/15/32	1,170	1,344,938

Gaming — 0.1%
International Game Technology	Baa3	7.875%	05/15/04	1,895	1,992,376

Hospital Management — 1.1%
HCA, Inc.	Ba1	7.125%	06/01/06	10,500	11,414,917
HCA, Inc.(b)	Ba1	7.875%	02/01/11	2,000	2,239,816
Tenet Healthcare Corp.	Ba3	6.50%	06/01/12	465	431,288
Tenet Healthcare Corp.	Ba3	7.375%	02/01/13	670	646,550

					14,732,571

Industrials — 0.5%
Compania Sud Americana de Vapores SA, (Chile)	BBB-(e)	7.375%	12/08/03	2,000	2,034,628
Rockwell Automation, Inc.	A3	5.20%	01/15/98	6,500	5,178,985

					7,213,613

Insurance — 0.6%
Aon Corp.	Baa2	7.375%	12/14/12	225	271,413
Hartford Financial Services Group, Inc.	A3	2.375%	06/01/06	1,400	1,398,772
Reliaster Financial Corp.	A1	6.625%	09/15/03	5,000	5,050,320

SEE NOTES TO FINANCIAL STATEMENTS.

B3

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Insurance (cont’d.)
Royal & Sun Alliance Insurance Group PLC, (United Kingdom)	Ba2	8.95%	10/15/29	$ 1,365	$1,283,795
UnumProvident Corp.	Baa3	7.625%	03/01/11	315	337,050

					8,341,350

Investment Banks — 1.2%
Goldman Sachs Group, Inc.	Aa3	6.125%	02/15/33	5,285	5,701,247
J.P. Morgan Chase & Co.(b)	A2	5.75%	01/02/13	1,100	1,202,610
Lehman Brothers Holdings, Inc.	A2	6.625%	02/05/06	3,685	4,109,711
Morgan Stanley	Aa3	7.75%	06/15/05	5,000	5,571,070

					16,584,638

Leisure — 1.2%
Carnival PLC, (United Kingdom)	Baa3	7.30%	06/01/07	825	917,685
Harrahs Operating Co., Inc.	Ba1	7.875%	12/15/05	3,100	3,371,250
ITT Corp.	Ba1	6.75%	11/15/03	9,315	9,408,150
Park Place Entertainment Corp.	Ba2	7.875%	12/15/05	2,450	2,612,313

					16,309,398

Machinery — 0.8%
Ingersoll-Rand Co., (Bermuda)	BBB+(e)	5.80%	06/01/04	10,225	10,636,393

Media — 3.5%
AOL Time Warner, Inc.	Baa1	5.625%	05/01/05	500	530,814
AOL Time Warner, Inc.	Baa1	6.75%	04/15/11	3,400	3,871,029
AOL Time Warner, Inc.	Baa1	6.875%	05/01/12	3,000	3,424,848
Liberty Media Corp.	Baa3	5.70%	05/15/13	2,700	2,744,607
News America, Inc.(g)	Baa3	6.703%	05/21/04	22,000	22,816,640
Thomson Corp., (Canada)	A3	5.75%	02/01/08	2,750	3,089,427
Turner Broadcasting Systems, Inc.(b)	Baa1	7.40%	02/01/04	10,000	10,229,390
United News & Media PLC, (United Kingdom)	Baa2	7.25%	07/01/04	2,000	2,070,866
Viacom, Inc.	A3	5.50%	05/15/33	750	745,586

					49,523,207

Municipals — 0.2%
Illinois St., G.O., Taxable Pension	Aa3	5.10%	06/01/33	3,405	3,367,034

Office Equipment & Supplies — 0.2%
Pitney Bowes, Inc.	Aa3	3.875%	06/15/13	2,105	2,054,853

Oil & Gas — 1.7%
Amerada Hess Corp.	Baa3	6.65%	08/15/11	1,515	1,747,698
B.J. Services Co.	Baa2	7.00%	02/01/06	5,000	5,470,545
ConocoPhillips	A3	6.375%	03/30/09	3,075	3,582,781
Occidental Petroleum Corp.	Baa2	4.25%	03/15/10	3,250	3,390,696
Petronas Capital, Ltd., (Malaysia)	Baa1	7.00%	05/22/12	7,300	8,444,494
Tosco Corp.	A3	7.25%	01/01/07	1,500	1,715,047

					24,351,261

Oil & Gas Exploration & Production — 1.6%
Burlington Resources Finance, (Canada)	Baa1	6.50%	12/01/11	510	595,918
Devon Financing Corp.	Baa2	6.875%	09/30/11	1,150	1,348,989
Ocean Energy, Inc.	Baa3	7.25%	10/01/11	500	596,451
Parker & Parsley Petroleum Co.	Ba1	8.25%	08/15/07	1,310	1,506,500
Parker & Parsley Petroleum Co.	Ba1	8.875%	04/15/05	2,795	3,060,525
Pemex Project Funding Master Trust	Baa1	7.375%	12/15/14	1,575	1,724,625
Petroleos Mexicanos, (Mexico)(b)	Baa1	6.50%	02/01/05	5,000	5,312,500
Petroleos Mexicanos, (Mexico)	Baa1	9.50%	09/15/27	5,900	7,345,500
Valero Energy Corp.	Baa3	6.875%	04/15/12	1,325	1,501,984

					22,992,992

SEE NOTES TO FINANCIAL STATEMENTS.

B4

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Printing & Publishing — 0.2%
World Color Press, Inc.	Baa2	7.75%	02/15/09	$ 2,075	$2,171,620
World Color Press, Inc.(b)	Baa2	8.375%	11/15/08	1,000	1,050,273

					3,221,893

Real Estate Investment Trust — 0.5%
ERP Operating LP(d)	Baa1	6.63%	04/13/05	3,900	4,196,162
ERP Operating LP	Baa1	7.10%	06/23/04	1,500	1,575,911
HMH Properties, Inc.(b)	Ba3	7.875%	08/01/05	890	905,575

					6,677,648

Restaurants
Yum! Brands, Inc.	Ba1	7.45%	05/15/05	595	639,625

Retail — 0.3%
Target Corp.	A2	5.375%	06/15/09	1,700	1,893,156
Target Corp.	A2	6.35%	01/15/11	1,400	1,615,544
Toys “R” Us, Inc.	Baa3	7.875%	04/15/13	570	613,157

					4,121,857

Telecommunications — 6.0%
AT&T Corp.	Baa2	7.00%	11/15/06	2,100	2,335,635
AT&T Corp.(h)	Baa2	7.30%	11/15/11	870	994,507
AT&T Corp.(b)	Baa2	8.50%	11/15/31	640	725,689
AT&T Wireless Services, Inc.	Baa2	8.125%	05/01/12	1,815	2,186,812
Bell Telephone Co. Pennsylvania	Aa3	8.35%	12/15/30	2,125	2,858,520
BellSouth Corp.	A1	6.875%	10/15/31	3,385	3,994,774
CenturyTel, Inc.	Baa2	7.875%	08/15/12	2,600	3,281,281
Citizens Communications Co.	Baa2	8.50%	05/15/06	2,845	3,299,662
Citizens Communications Co.	Baa2	9.25%	05/15/11	2,700	3,493,665
Deutsche Telekom International Finance BV, (Netherlands)(h)	Baa3	7.75%	06/15/05	1,425	1,589,057
Deutsche Telekom International Finance BV, (Netherlands)(h)	Baa3	8.25%	06/15/30	700	891,863
France Telecom SA, (France)(h)	Baa3	7.75%	03/01/11	2,960	3,725,353
Koninklijke (Royal) KPN NV, (Netherlands)	Baa1	8.00%	10/01/10	3,000	3,713,889
LCI International, Inc.	Caa1	7.25%	06/15/07	6,675	5,073,000
PCCW-HKTC Capital, Ltd., (Hong Kong)	Baa2	7.75%	11/15/11	2,150	2,486,727
Sprint Capital Corp.(b)	Baa3	5.70%	11/15/03	6,720	6,745,536
Sprint Capital Corp.	Baa3	6.90%	05/01/19	1,625	1,702,103
Sprint Capital Corp.	Baa3	7.625%	01/30/11	650	741,940
Sprint Capital Corp.	Baa3	8.375%	03/15/12	1,070	1,281,129
Telecom de Puerto Rico	Baa1	6.65%	05/15/06	6,800	7,521,990
Telecom de Puerto Rico	Baa1	6.80%	05/15/09	4,365	4,976,676
TeleCorp PCS, Inc.	Baa2	10.625%	07/15/10	5,940	7,172,550
TELUS Corp., (Canada)	Ba1	7.50%	06/01/07	6,250	6,968,750
Verizon Global Funding Corp.	A2	4.375%	06/01/13	650	648,166
Verizon Wireless Capital, Inc.	A3	5.375%	12/15/06	5,900	6,480,230

					84,889,504

Tobacco — 0.1%
Altria Group, Inc.(b)	Baa2	7.65%	07/01/08	1,100	1,229,348

Utilities — 7.4%
CenterPoint Energy Houston Electric LLC	Baa2	5.70%	03/15/13	2,950	3,199,010
CenterPoint Energy Houston Electric LLC	Baa2	6.95%	03/15/33	1,000	1,146,204
CenterPoint Energy Resources Corp.	Ba1	7.875%	04/01/13	6,600	7,591,610
Cinergy Corp.	Baa2	6.25%	09/01/04	11,000	11,549,714
Commonwealth Edison Co.	A3	5.875%	02/01/33	1,400	1,482,169
Commonwealth Edison Co.	Baa1	7.625%	01/15/07	7,525	8,689,629
Consumers Energy Co.	Baa3	5.375%	04/15/13	1,000	1,049,866
Consumers Energy Co.(h)	Baa3	6.25%	09/15/06	2,300	2,553,561
Dominion Resources, Inc.	Baa1	2.80%	02/15/05	5,000	5,065,975

SEE NOTES TO FINANCIAL STATEMENTS.

B5

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Utilities (cont’d.)
Duke Energy Field Services	Baa2	7.50%	08/16/05	$ 12,000	$13,122,060
FirstEnergy Corp.(b)	Baa2	6.45%	11/15/11	3,715	4,076,692
MidAmerican Energy Holdings Co.	Baa3	6.96%	09/15/03	8,000	8,087,240
MidAmerican Energy Holdings Co.	Baa3	7.23%	09/15/05	5,000	5,528,575
Niagara Mohawk Power	Baa2	7.375%	08/01/03	8,000	8,038,016
Niagara Mohawk Power	Baa2	8.00%	06/01/04	5,000	5,284,750
NiSource Finance Corp.	Baa3	7.875%	11/15/10	3,000	3,542,100
Northern States Power Co.	A3	8.00%	08/28/12	2,800	3,545,128
Pinnacle Partners LP	Ba2	8.83%	08/15/04	7,535	7,817,562
PSE&G Power LLC(b)	Baa1	6.95%	06/01/12	1,500	1,722,131
Southern California Edison Co	Ba3	6.375%	01/15/06	1,250	1,273,438

					104,365,430

Foreign Government Bonds — 3.6%
Federal Republic of Brazil, (Brazil)	B2	11.00%	08/17/40	2,340	2,117,700
Government of Canada, (Canada)	Aaa	4.25%	09/01/08	CAD21,035	15,781,475
Government of New Zealand, (New Zealand)	Aaa	6.50%	04/15/13	NZD16,165	10,277,685
Government of Poland, (Poland)	A(e)	8.50%	06/12/05	PLN24,485	6,688,818
Republic of Croatia, (Croatia)(g)	Baa3	2.188%	07/31/06	$1,976	1,965,883
Republic of El Salvador, (El Salvador)	Baa3	7.75%	01/24/23	1,700	1,772,250
Russian Federation, (Russia)	Ba2	8.25%	03/31/10	5,100	5,890,500
United Mexican States, (Mexico)	Baa2	8.375%	01/14/11	5,400	6,469,200

					50,963,511

Waste Management — 0.8%
Allied Waste North America, Inc.	Ba3	7.375%	01/01/04	1,675	1,704,313
Waste Management, Inc.	Baa3	7.00%	10/01/04	1,600	1,696,837
Waste Management, Inc.	Baa3	7.125%	10/01/07	1,550	1,778,282
Waste Management, Inc.	Baa3	7.375%	08/01/10	2,250	2,699,836
Waste Management, Inc.	Baa3	7.75%	05/15/32	2,500	3,133,192

					11,012,460

U.S. Government and Agency Obligations — 7.9%
Federal Farm Credit Bank		4.15%	05/15/13	6,660	6,832,188
Federal National Mortgage Association		5.50%	03/15/11	13,160	14,930,481
Federal National Mortgage Association		6.00%	05/15/08-05/15/11	44,780	51,898,259
Federal National Mortgage Association		7.25%	05/15/30	2,280	3,004,848
United States Treasury Bond		5.375%	02/15/31	1,525	1,717,234
United States Treasury Bond(b)		9.25%	02/15/16	9,320	14,270,159
United States Treasury Notes		2.625%	05/15/08	2,790	2,815,503
United States Treasury Notes		3.625%	05/15/13	11,385	11,473,940
United States Treasury Notes		6.50%	10/15/06	1,500	1,723,359
United States Treasury Strip		Zero Coupon	05/15/19-05/15/22	5,760	2,596,427

					111,262,398

U.S. Government Mortgage Backed Securities — 32.5%
Federal Home Loan Mortgage Corp.		6.50%	07/01/32-09/01/32	9,712	10,107,386
Federal Home Loan Mortgage Corp.		7.00%	10/01/32	1,779	1,864,817
Federal Home Loan Mortgage Corp.		7.00%	TBA	31,000	32,501,578
Federal National Mortgage Association		4.50%	TBA	5,000	5,100,000
Federal National Mortgage Association		5.00%	TBA	63,000	64,645,306
Federal National Mortgage Association		5.50%	12/01/16-06/01/23	13,951	14,508,725
Federal National Mortgage Association		5.50%	TBA	93,100	96,261,078
Federal National Mortgage Association		6.00%	09/01/17-02/01/23	17,843	18,605,925
Federal National Mortgage Association		6.00%	TBA	85,000	88,503,102
Federal National Mortgage Association		6.50%	11/01/09-04/01/33	35,948	37,719,196
Federal National Mortgage Association		6.50%	TBA	29,000	30,241,548
Federal National Mortgage Association		7.00%	03/01/32-06/01/32	7,312	7,699,674
Federal National Mortgage Association		7.00%	TBA	25,000	26,328,125

SEE NOTES TO FINANCIAL STATEMENTS.

B6

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM BONDS (Continued)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
U.S. Government Mortgage Backed Securities (cont’d.)
Federal National Mortgage Association	9.00%	10/01/16-09/01/21	$ 117	$128,023
Government National Mortgage Association	5.50%	05/15/33	3,998	4,172,332
Government National Mortgage Association	6.50%	09/15/32	11,036	11,588,149
Government National Mortgage Association	6.50%	TBA	6,500	6,825,000
Government National Mortgage Association	7.50%	10/15/25-02/15/26	802	856,451

				457,656,415

TOTAL LONG-TERM BONDS (cost $1,344,925,277)				1,393,676,203

			Shares
PREFERRED STOCK — 0.4%
Centaur Funding Corp.(a) (cost $4,323,180)			27,000	5,483,700

TOTAL LONG-TERM INVESTMENTS (cost $1,349,248,457)				1,399,159,903

SHORT-TERM INVESTMENT — 29.8%
Mutual Fund
Prudential Core Investment Fund — Taxable Money Market Fund Series, (Note 4)(c) (cost $419,966,789)			419,966,789	419,966,789

TOTAL INVESTMENTS — 129.2% (cost $1,769,215,246; Note 6)				1,819,126,692

UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS(j)				325,718
VARIATION MARGIN ON OPEN FUTURES CONTRACTS, NET(i)				265,656
LIABILITIES IN EXCESS OF OTHER ASSETS — (29.2)%				(411,975,608)

TOTAL NET ASSETS — 100.0%				$1,407,742,458

The following abbreviations are used in portfolio descriptions:

CAD	Canadian Dollar
G.O.	General Obligation
NZD	New Zealand Dollar
PLN	Polish Zloty
TBA	Securities purchased on a forward commitment basis.

(a)	Non-income producing security.

(b)	Portion of securities on loan with an aggregate market value of $60,693,557; cash collateral of $63,613,077 was received with which the portfolio purchased securities.

(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(d)	Security segregated as collateral for futures contracts.

(e)	Standard & Poor’s rating.

(f)	A TRAIN (Targeted Return Index Securities Trust) is a trust established pursuant to a series trust agreement. Each registered holder of certificates issued by the TRAIN is a beneficial owner of a fractional undivided interest in the TRAIN and is entitled to receive a pro rata share of interest and other amounts or property distributed. Rate shown reflects the weighted average rate of the underlying securities as of June 30, 2003.

(g)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2003.

(h)	Increase/decrease in rate variable upon increase/decrease in Moody’s or Standard & Poor’s rating.

SEE NOTES TO FINANCIAL STATEMENTS.

B7

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

(i)	Open futures contracts as of June 30, 2003 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2003	Unrealized Appreciation/ Depreciation
Long Positions:
664	U.S. Treasury 5 Yr Notes	Sep 03	$76,419,094	$76,443,000	$23,906
390	U.S. Treasury Bonds	Sep 03	46,284,615	45,764,062	(520,553)

					(496,647)
Short Positions:
701	U.S. Treasury 2 Yr Notes	Sep 03	8,098,892	7,985,750	113,142
68	U.S. Treasury 10 Yr Notes	Sep 03	151,915,238	151,624,110	291,128

					404,270

					$(92,377)

(j)	Outstanding forward foreign currency contracts as of June 30, 2003 were as follows:

Foreign Currency Contract	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Purchased:
Eurodollars expiring 7/2/03	$42,509,964	$41,754,782	$(755,182)
Polish Zloty expiring 7/16/03	537,635	532,076	(5,559)

	43,047,599	42,286,858	(760,741)

Sold:
Canadian Dollars expiring 7/28/03	16,308,651	16,146,214	162,437
Eurodollars expiring 7/2/03	42,695,616	41,754,782	940,834
New Zealand Dollars expiring 7/14/03	10,187,465	10,389,214	(201,749)
Polish Zloty expiring 7/16/03	7,410,263	7,225,326	184,937

	76,601,995	75,515,536	1,086,459

			$325,718

SEE NOTES TO FINANCIAL STATEMENTS.

B8

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 100.2%		Value (Note 2)
COMMON STOCKS — 39.0%	Shares
Aerospace & Defense — 0.7%
General Dynamics Corp.	7,200	$522,000
Moog, Inc. (Class “A” Stock)(a)	2,500	86,875
Northrop Grumman Corp.	5,800	500,482

		1,109,357

Air Freight & Couriers — 0.1%
Forward Air Corp.(a)	3,400	86,258
UTI Worldwide, Inc.	2,150	67,059

		153,317

Airlines
Atlantic Coast Airlines Holdings, Inc.(a)	5,200	70,148

Automobiles — 0.2%
Harley-Davidson, Inc.	4,900	195,314
Winnebago Industries, Inc.	1,700	64,430

		259,744

Beverages — 0.2%
Anheuser-Busch Cos., Inc.	5,500	280,775

Biotechnology — 1.5%
Amgen, Inc.(a)	14,800	983,312
CV Therapeutics, Inc.(a)	1,400	41,524
Genentech, Inc.(a)	7,000	504,840
Gilead Sciences, Inc.(a)	6,200	344,596
MedImmune, Inc.(a)	6,100	221,857
Serologicals Corp.(a)	7,800	106,314
Telik, Inc.(a)	3,800	61,066
Vicuron Pharmaceuticals, Inc.(a)	4,300	60,974

		2,324,483

Building Products — 0.1%
Watsco, Inc.	5,300	87,768

Capital Markets — 1.7%
Bank of New York Co., Inc.	8,700	250,125
Goldman Sachs Group, Inc.	8,800	737,000
J.P. Morgan Chase & Co.	5,700	194,826
Lehman Brothers Holdings, Inc.	7,200	478,656
Mellon Financial Corp.	9,000	249,750
Merrill Lynch & Co., Inc.	18,500	863,580

		2,773,937

Chemicals — 0.4%
Dow Chemical Co.	3,900	120,744
IMC Global, Inc.	23,800	159,698
Lyondell Chemical Co.	8,300	112,299
Scotts Co. (The) (Class “A” Stock)(a)	2,200	108,900
Valspar Corp. (The)	2,500	105,550

		607,191

Commercial Banks — 0.6%
Astoria Financial Corp.	3,900	108,927
Bank One Corp.	5,700	211,926
BankUnited Financial Corp. (Class “A” Stock)(a)	8,900	179,335
Commerce Bancorp, Inc.	1,900	70,490
First Community Bancorp	2,200	68,574
FleetBoston Financial Corp.	6,600	196,086

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Commercial Banks (cont’d.)
Hibernia Corp. (Class “A” Stock)	1,900	$34,504
NetBank, Inc.	6,400	84,224

		954,066

Commercial Services & Supplies — 0.8%
Administaff, Inc.(a)	27,400	282,220
Allied Waste Industries, Inc.(a)	14,600	146,730
Bright Horizons Family Solutions, Inc.(a)	2,600	87,256
Coinstar, Inc.(a)	3,600	67,896
Global Payments, Inc.	3,700	131,350
Kelly Services, Inc. (Class “A” Stock)	3,600	84,420
NDCHealth Corp.	5,500	100,925
Republic Services, Inc.(a)	5,300	120,151
Sylvan Learning Systems, Inc.(a)	3,600	82,224
Waste Management, Inc.	12,100	291,489

		1,394,661

Communications Equipment — 0.7%
Cisco Systems, Inc.(a)	41,200	687,628
Nokia Oyj ADR (Finland)	25,700	422,251

		1,109,879

Communications Equipment — 0.1%
Harris Corp.	6,600	198,330

Computers & Peripherals — 1.3%
Applied Films Corp.(a)	3,000	77,640
Cray, Inc.(a)	10,800	85,320
Dell Computer Corp.(a)	16,800	536,928
Dot Hill Systems Corp.(a)	4,000	52,400
Hewlett-Packard Co.	45,255	963,932
International Business Machines Corp. (IBM)	2,900	239,250
Pinnacle Systems, Inc.(a)	7,800	83,460

		2,038,930

Consumer Finance — 0.6%
American Express Co.	19,000	794,390
SLM Corp.	3,000	117,510

		911,900

Containers & Packaging — 0.2%
Jarden Corp.(a)	3,100	85,777
Temple-Inland, Inc.	5,300	227,423

		313,200

Diversified Financials — 1.4%
AmeriCredit Corp.(a)	13,500	115,425
Bankrate, Inc.(a)	2,100	25,452
Citigroup, Inc.	29,766	1,273,985
Eaton Vance Corp.	5,200	164,320
eSPEED, Inc. (Class “A” Stock)(a)	2,500	49,400
Jeffries Group, Inc.	3,700	184,223
Kirklands, Inc.(a)	7,600	122,740
Raymond James Financial, Inc.	5,000	165,250
Saxon Capital, Inc.(a)	4,000	69,520
Student Loan Corp.	600	75,600

		2,245,915

Diversified Telecommunication Services — 0.6%
BellSouth Corp.	13,000	346,190
Intrado, Inc.(a)	5,500	86,845

SEE NOTES TO FINANCIAL STATEMENTS.

B9

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Diversified Telecommunication Services (cont’d.)
SBC Communications, Inc.	5,100	$130,305
Verizon Communications, Inc.	8,800	347,160

		910,500

Electric Utilities — 0.6%
Dominion Resources, Inc.	2,800	179,956
FirstEnergy Corp.	5,900	226,855
PG&E Corp.(a)	11,300	238,995
PNM Resources, Inc.	4,500	120,375
TXU Corp.	11,600	260,420

		1,026,601

Electronic Equipment & Instruments — 0.5%
Agilent Technologies, Inc.(a)	7,100	138,805
Analogic Corp.	2,200	107,272
FLIR Systems, Inc.(a)	7,600	229,140
Sanmina-SCI Corp.(a)	16,200	102,222
Solectron Corp.(a)	73,900	276,386

		853,825

Energy Equipment & Services — 2.4%
Baker Hughes, Inc.	7,900	265,203
BJ Services Co.(a)	6,200	231,632
Cal Dive International, Inc.(a)	4,100	89,380
ENSCO International, Inc.	18,700	503,030
GlobalSantaFe Corp.	19,300	450,462
Grey Wolf, Inc.(a)	18,600	75,144
Halliburton Co.	16,500	379,500
Key Energy Services, Inc.(a)	6,900	73,968
Nabors Industries Ltd.(a)	6,300	249,165
Oil States International, Inc.(a)	6,950	84,095
Schlumberger, Ltd.	18,300	870,531
Superior Energy Services, Inc.(a)	8,800	83,424
Unit Corp.(a)	4,100	85,731
Weaterford International, Ltd.(a)	8,700	364,530

		3,805,795

Food & Staples Retailing — 0.5%
Wal-Mart Stores, Inc.	13,100	703,077
Whole Foods Market, Inc.(a)	3,800	180,614

		883,691

Food Products — 0.5%
ConAgra Foods, Inc.	19,400	457,840
Kraft Foods, Inc. (Class “A” Stock)	9,200	299,460
Peet’s Coffee & Tea, Inc.(a)	5,200	90,792

		848,092

Gas Utilities — 0.2%
ONEOK, Inc.	6,100	119,743
Sempra Energy	6,100	174,033

		293,776

Health Care Equipment & Supplies — 0.9%
Boston Scientific Corp.(a)	4,200	256,620
Computer Programs & Systems, Inc.	4,700	94,047
Conceptus, Inc.(a)	3,500	49,175
Cooper Cos., Inc.	5,500	191,235
Dade Behring Holdings, Inc.(a)	2,800	64,316
Diagnostic Products Corp.	5,600	229,880

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Health Care Equipment & Supplies (cont’d.)
INAMED Corp.(a)	1,600	$85,904
Laserscope(a)	5,900	47,141
Medtronic, Inc.	5,100	244,647
Osteotech, Inc.(a)	4,600	62,514
Ventana Medical Systems, Inc.(a)	400	10,872
Zoll Medical Corp.(a)	2,800	93,968

		1,430,319

Health Care Providers & Services — 0.8%
Advisory Board Co.(a)	1,500	60,780
Covance, Inc.(a)	6,200	112,220
ICON PLC ADR (Ireland)(a)	3,100	98,642
IMPAC Medical Systems, Inc.(a)	3,250	67,860
Inveresk Research Group, Inc.(a)	4,200	75,558
Lincare Holdings, Inc.(a)	3,700	116,587
Odyssey Healthcare, Inc.(a)	1,800	66,600
Option Care, Inc.(a)	7,600	87,628
Pediatrix Medical Group, Inc.(a)	5,100	181,815
Per Se Technologies, Inc.(a)	5,700	64,011
Pharmaceutical Product Development, Inc.(a)	7,600	218,348
Quintiles Transnational Corp.(a)	5,100	72,369
Tenet Healthcare Corp.(a)	9,100	106,015

		1,328,433

Hotels, Restaurants & Leisure — 1.1%
Brinker International, Inc.(a)	5,100	183,702
CEC Entertainment, Inc.(a)	2,700	99,711
Chicago Pizza & Brewery, Inc.(a)	4,600	46,000
Marriott International, Inc. (Class “A” Stock)	6,300	242,046
McDonald’s Corp.	18,100	399,286
RARE Hospitality International, Inc.(a)	3,100	101,308
Scientific Games Corp. (Class “A” Stock)(a)	11,100	104,340
Sonic Corp.(a)	4,000	101,720
Starbucks Corp.(a)	18,500	453,620
WMS Industries, Inc.(a)	5,800	90,422

		1,822,155

Household Durables — 0.6%
D.R. Horton, Inc.	8,750	245,875
Harman International Industries, Inc.	3,800	300,732
Hovnanian Enterprises, Inc. (Class “A” Stock)(a)	6,300	371,385
Snap-on, Inc.	1,800	52,254

		970,246

Household Products — 0.4%
Kimberly-Clark Corp.	8,200	427,548
Procter & Gamble Co.	2,900	258,622

		686,170

Industrial Conglomerates — 0.4%
3M Co.	3,800	490,124
Tyco International, Ltd. (Bermuda)	11,700	222,066

		712,190

Insurance — 2.3%
Allstate Corp.	6,500	231,725
American International Group, Inc.	9,512	524,872
American Medical Security Group, Inc.(a)	6,000	114,600

SEE NOTES TO FINANCIAL STATEMENTS.

B10

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Insurance (cont’d.)
Commerce Group, Inc.	4,000	$144,800
Hartford Financial Services Group	9,700	488,492
Infinity Property & Casualty Corp.	4,100	96,924
Loews Corp.	5,500	260,095
Philadelphia Consolidated Holding Corp.(a)	4,800	193,920
ProAssurance Corp.(a)	2,200	59,378
Protective Life Corp.	2,800	74,900
Scottish Annuity & Life Holdings, Ltd.	4,200	84,882
Travelers Property Casualty Corp. (Class “A” Stock)	15,600	248,040
UnumProvident Corp.	15,400	206,514
XL Capital Ltd. (Class “A” Shares) (Bermuda)	10,700	888,100

		3,617,242

Internet & Catalog Retail — 0.3%
eBay, Inc.(a)	2,300	239,614
J. Jill Group, Inc.(a)	5,600	94,304
School Specialty, Inc.(a)	2,200	62,612

		396,530

Internet Software & Services — 0.5%
Altiris, Inc.(a)	4,000	80,200
CNET Networks, Inc.(a)	12,500	77,875
Digitas, Inc.(a)	23,400	116,064
DoubleClick, Inc.(a)	6,500	60,125
ebookers PLC, ADR(a)	5,500	88,286
FindWhat.com(a)	2,800	53,032
InfoSpace, Inc.(a)	6,300	85,491
RADWARE, Ltd.(a)	3,800	65,094
Tumbleweed Communications Corp.(a)	35,100	90,558
United Online, Inc.(a)	2,300	58,282
webMethods, Inc.(a)	1,100	8,943

		783,950

IT Consulting & Services — 0.3%
First Data Corp.	6,600	273,504
Lionbridge Technologies, Inc.(a)	11,000	55,990
Paychex, Inc.	4,500	131,895

		461,389

Leisure Equipment & Products — 0.1%
K2, Inc.(a)	7,300	89,425

Machinery — 0.2%
ESCO Technologies, Inc.(a)	1,600	70,400
Navistar International Corp.(a)	5,600	182,728

		253,128

Media — 2.3%
AOL Time Warner, Inc.(a)	10,100	162,509
Clear Channel Communications, Inc.(a)	5,100	216,189
General Motors Corp. (Class “H” Stock)(a)	9,500	121,695
Knight-Ridder, Inc.	4,400	303,292
Liberty Media Corp. (Class “A” Stock)	32,600	376,856
New York Times Co. (Class “A” Stock)	9,300	423,150
News Corp., Ltd. ADR (Australia)	20,600	516,030

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Media (cont’d.)
Omnicom Group, Inc.	2,700	$193,590
Scholastic Corp.(a)	3,800	113,164
Sinclair Broadcast Group, Inc. (Class “A” Stock)(a)	17,000	197,370
Univision Communications, Inc.(a)	11,400	346,560
Viacom, Inc. (Class “B” Stock)(a)	15,182	662,846

		3,633,251

Metals & Mining — 0.2%
Freeport-McMoRan Copper & Gold, Inc. (Class “B” Stock)	6,500	159,250
Newmont Mining Corp.	4,400	142,824

		302,074

Multi-line Retail — 0.8%
Federated Department Stores, Inc.	7,600	280,060
Fred’s, Inc.	7,350	273,273
Kohl’s Corp.(a)	12,400	637,112

		1,190,445

Office Electronics — 0.2%
Xerox Corp.(a)	37,000	391,830

Oil & Gas — 1.4%
Apache Corp.	3,885	252,758
Exxon Mobil Corp.	10,100	362,691
Occidental Petroleum Corp.	12,800	429,440
Swift Energy Co.(a)	4,700	51,700
TotalFinaElf SA (France)	3,540	534,975
TotalFinaElf SA ADR (France)	4,648	352,318
Westport Resources Corp.(a)	5,300	120,575
XTO Energy, Inc.	8,266	166,229

		2,270,686

Paper & Forest Products — 0.5%
Boise Cascade Corp.	11,000	262,900
International Paper Co.	13,200	471,636

		734,536

Personal Products — 0.2%
Avon Products, Inc.	3,800	236,360
Chattem, Inc.(a)	4,000	75,200

		311,560

Pharmaceuticals — 2.9%
Abbott Laboratories	11,600	507,616
Able Laboratories, Inc.(a)	4,900	97,020
Allergan, Inc.	4,100	316,110
Angiotech Pharmaceuticals, Inc.(a)	1,600	65,184
AstraZeneca PLC	5,300	216,081
AtheroGenics, Inc.(a)	5,900	88,087
Barr Laboratories, Inc.(a)	2,100	137,550
Bradley Pharmaceuticals, Inc.(a)	5,000	82,500
Bristol-Myers Squibb Co.	11,800	320,370
CIMA Labs, Inc.(a)	3,400	91,426
CollaGenex Pharmaceuticals, Inc.(a)	6,200	83,266
Forest Laboratories, Inc.(a)	6,400	350,400
Johnson & Johnson	5,400	279,180
K-V Pharmaceutical Co. (Class “B” Stock)(a)	6,300	178,290

SEE NOTES TO FINANCIAL STATEMENTS.

B11

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Pharmaceuticals (cont’d.)
Ligand Pharmaceuticals, Inc. (Class “B” Stock)(a)	4,300	$58,437
Merck & Co., Inc.	7,000	423,850
Penwest Pharmaceuticals Co(a)	1,200	29,244
Pfizer, Inc.	16,704	570,442
POZEN, Inc.(a)	7,900	86,742
Teva Pharmaceutical Industries Ltd., ADR (Israel)	6,600	375,738
Wyeth	4,000	182,200

		4,539,733

Real Estate Investment Trust — 0.1%
Alexandria Real Estate Equities, Inc.	1,300	58,500
Entertainment Properties Trust	2,300	66,125
SL Green Realty Corp.	1,800	62,802

		187,427

Road & Rail — 0.2%
Old Dominion Freight Lines, Inc.(a)	4,000	86,480
Union Pacific Corp.	4,700	272,694

		359,174

Semiconductors & Semiconductor — 2.5%
Agere Systems, Inc. (Class “B” Stock)(a)	128,700	296,010
Analog Devices, Inc.(a)	4,900	170,618
Applied Materials, Inc.(a)	21,400	339,404
DSP Group, Inc.(a)	3,700	79,661
Exar Corp.(a)	5,500	87,065
FEI Co.(a)	4,700	88,172
Genus, Inc.(a)	27,800	75,060
Intel Corp.	29,900	621,441
KLA-Tencor Corp.(a)	7,200	334,728
Kopin Corp.(a)	13,100	80,172
LogicVision, Inc.(a)	22,200	66,378
Monolithic Systems Technology, Inc.(a)	4,600	41,676
Mykrolis Corp.(a)	8,200	83,230
Novellus Systems, Inc.(a)	9,600	351,562
Power Integrations, Inc.(a)	3,000	72,960
STMicroelectronics NV, ADR (Switzerland)	13,400	278,586
Texas Instruments, Inc.	22,400	394,240
Ultratech, Inc.(a)	4,300	79,507
Varian Semiconductor Equipment Associates, Inc.(a)	2,900	86,304
Xilinx, Inc.(a)	12,400	313,844
Zoran Corp.(a)	4,900	94,129

		4,034,747

Software — 1.0%
Concur Technologies, Inc.(a)	7,700	77,539
Embarcadero Technologies, Inc.(a)	12,600	88,200
Merge Technologies, Inc.(a)	4,400	57,420
Microsoft Corp.	36,500	934,765
OPNET Technologies, Inc.(a)	7,400	90,206
Synopsys, Inc.(a)	2,800	173,180
Verisity, Ltd.(a)	6,100	72,834
Verity, Inc.(a)	12,000	151,920

		1,646,064

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Specialty Retail — 1.4%
Aaron Rents, Inc.	4,300	$110,940
Bed Bath & Beyond, Inc.(a)	12,200	473,482
CarMax, Inc.(a)	900	27,135
Cost Plus, Inc.(a)	2,400	85,584
CSK Auto Corp.(a)	8,300	119,935
Guitar Center, Inc.(a)	3,000	87,000
Hot Topic, Inc.(a)	3,100	83,421
Lowe’s Cos., Inc.	4,700	201,865
Movie Gallery, Inc.(a)	8,400	154,980
Regis Corp.	2,600	75,530
TBC Corp.(a)	6,100	116,205
Tiffany & Co.	12,900	421,572
Toys ‘R’ Us, Inc.(a)	23,200	281,184

		2,238,833

Thrifts & Mortgage Finance — 0.1%
Freddie Mac	3,500	177,695

Telecommunications
NTL, Inc.(a)	812	27,705

Textiles & Apparel — 0.2%
Ashworth, Inc.(a)	11,800	83,662
Phillips-Van Heusen Corp.	9,900	134,937
Quiksilver, Inc.(a)	4,300	70,907

		289,506

Tobacco — 0.5%
Altria Group, Inc.	11,600	527,104
Loews Corp.	7,200	194,400

		721,504

Wireless Telecommunication Services — 0.7%
American Tower Corp. (Class “A” Stock)(a)	28,800	254,880
Sprint Corp. (PCS Group)(a)	53,500	307,625
Vodafone Group PLC ADR	22,000	432,300
Wireless Facilities, Inc.(a)	5,600	66,640

		1,061,445

TOTAL COMMON STOCKS (cost $56,817,706)		62,125,273

WARRANTS & RIGHTS(a)
McLeodUSA, Inc., expiring 04/16/07	2,311	948
United Mexican States, expiring 06/01/04	1,300,000	13,000
expiring 06/01/05	1,300,000	3,900
expiring 06/30/06	1,300,000	1,300
expiring 06/01/07	1,300,000	650
XM Satellite Radio, Inc., expiring 03/03/10	100	1

TOTAL WARRANTS & RIGHTS (cost $0)		19,799

SEE NOTES TO FINANCIAL STATEMENTS.

B12

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS — 21.7%
Aerospace & Defense — 0.6%
Alliant Techsystems, Inc. Sr. Sub. Notes
8.50%	05/15/11	B2	$45	$49,950
Aviall, Inc. Sr. Note
7.625%	07/01/11	B1	150	152,062
Delta Air Lines, Inc. Notes
8.30%	12/15/29	B3	210	148,050
Esterline Technologies Corp. Sr. Sub. Notes
7.75%	06/15/13	B1	125	128,125
K&F Industries, Inc. Sr. Sub. Notes
9.625%	12/15/10	B3	75	83,250
Sr. Sub. Notes, Ser. B
9.25%	10/15/07	B3	100	104,250
L-3 Communications Corp.
Sr. Sub. Notes
7.625%	06/15/12	Ba3	125	137,500
Sequa Corp. Sr. Notes
8.875%	04/01/08	B1	100	104,500
Vought Aircraft Industries, Inc. Sr. Notes
8.00%	07/15/11	B2	75	75,375

				983,062

Airlines — 0.1%
AMR Corp. Debs.
10.00%	04/15/21(c)	Caa2	50	30,500
Notes
10.40%	03/10/11(c)	NR	100	68,000
Northwest Airlines, Inc. Gtd. Notes
7.625%	03/15/05	Caa1	100	84,500

				183,000

Auto Parts & Equipment — 0.1%
TRW Automotive
Sr. Notes
9.375%	02/15/13	B1	65	70,525
United Components, Inc.
Sr. Sub. Notes
9.375%	06/15/13	B3	85	88,188

				158,713

Automobiles — 0.3%
American Axle & Manufacturing, Inc. Gtd. Notes
9.75%	03/01/09	Ba2	100	107,500
ArvinMeritor, Inc. Notes
8.75%	03/01/12	Baa3	150	168,000
Ford Motor Co. Notes
7.45%	07/16/31	Baa1	100	91,607

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Automobiles (cont’d.)
Lear Corp. Notes, Ser. B
7.96%	05/15/05	Ba1	$50	$53,250
Navistar International Corp. Sr. Notes
9.375%	06/01/06	Ba3	40	43,500

				463,857

Broadcasting & Other Media — 0.6%
Alliance Atlantis Commerce, Inc. (Canada) Sr. Sub. Notes
13.00%	12/15/09	B1	150	171,000
Gray Television, Inc. Sr. Sub. Notes
9.25%	12/15/11	B3	100	110,500
Moore North America Finance, Inc.
Sr. Notes
7.875%	01/15/11	B1	75	78,187
Paxson Communications Corp. Gtd. Notes
10.75%	07/15/08	Caa1	125	134,375
Sinclair Broadcast Group, Inc. Gtd. Sr. Sub. Notes
8.00%	03/15/12	B2	200	213,500
Susquehanna Media Co. Sr. Sub. Notes
7.375%	04/15/13	B1	225	236,250

				943,812

Building & Construction — 0.4%
American Standard, Inc. Sr. Note
7.375%	04/15/05	Ba2	125	132,500
D.R. Horton, Inc. Sr. Notes
7.875%	08/15/11	Ba1	200	221,000
KB HOME Sr. Sub. Notes
8.625%	12/15/08	Ba3	80	90,800
Nortek Holdings, Inc. Sr. Notes
9.25%	03/15/07	B1	75	77,250
Nortek, Inc. Sr. Sub. Notes, Ser. B
9.875%	06/15/11	B3	35	36,837

				558,387

Business Services — 0.3%
Dex Media East LLC
Sr. Sub. Notes
12.125%	11/15/12	B3	200	236,500
Iron Mountain, Inc. Gtd. Notes
8.625%	04/01/13	B2	70	74,900
R.H. Donnelley Finance Corp. Sr. Sub. Notes
10.875%	12/15/12	B2	150	174,750

				486,150

SEE NOTES TO FINANCIAL STATEMENTS.

B13

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Cable — 0.9%
Callahan Nordrhein Westfalen (Germany) Sr. Disc. Notes, Zero Coupon (until 7/15/05)
16.00%	07/15/10(c)	NR	$250	$6,250
Charter Communications Holdings LLC Sr. Disc. Notes, Zero Coupon (until 05/15/06)
11.75%	05/15/11	Ca	650	328,250
Sr. Notes
10.25%	01/15/10	Ca	150	113,250
Coaxial Communications, Inc. Sr. Notes
10.00%	08/15/06	B3	125	128,906
DirecTV Holdings LLC Sr. Notes
8.375%	03/15/13	B1	130	144,950
EchoStar DBS Corp. Sr. Notes
9.125%	01/15/09	Ba3	10	11,175
9.375%	02/01/09	Ba3	150	159,937
10.375%	10/01/07	Ba3	280	310,100
Mediacom Broadband LLC Gtd. Notes
11.00%	07/15/13	B2	150	166,875
United Pan-Europe Communications NV (Netherlands) Sr. Disc. Notes, Ser. B, 4 Zero Coupon (until 08/01/04)
11.875%	08/01/09(c)	Ca	100	15,000

				1,384,693

Chemicals — 0.8%
Avecia Group PLC (United Kingdom) Sr. Notes
11.00%	07/01/09	Caa1	10	9,050
Equistar Chemicals LP
Sr. Notes
10.125%	09/01/08	B1	120	123,600
10.625%	05/01/11	B1	75	76,875
Hercules, Inc.
Debs.
6.60%	08/01/27	Ba1	150	150,187
Huntsman Advanced Materials Sr. Sec’d.
11.00%	07/15/10	B2	125	130,000
Huntsman ICI Chemicals LLC
Sr. Sub. Notes
10.125%	07/01/09	Caa1	275	264,000
IMC Global, Inc. Sr. Notes, Ser. B
11.25%	06/01/11	B1	60	62,400
ISP Chemco, Inc. Gtd. Notes, Ser. B
10.25%	07/01/11	B2	95	107,350
Lyondell Chemical Co. Sec’d. Notes
9.50%	12/15/08	Ba3	25	23,750
Sr. Notes
9.875%	05/01/07	Ba3	25	24,500
Sr. Sub. Notes
10.875%	05/01/09	B2	150	139,500

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Chemicals (cont’d)
OM Group, Inc. Gtd. Notes
9.25%	12/15/11	Caa2	$170	$165,750
Rhodia SA Sr. Sub. Notes
8.875%	06/01/11	Ba3	25	25,875

				1,302,837

Commercial Services — 0.1%
Coinmach Corp. Sr. Notes
9.00%	02/01/10	B2	125	133,750

Computer Software & Services — 0.1%
Unisys Corp. Sr. Notes
7.25%	01/15/05	Ba1	100	104,125
8.125%	06/01/06	Ba1	80	85,600

				189,725

Containers & Packaging — 0.8%
Anchor Glass Container Corp.
11.00%	02/15/13	B2	50	54,625
Berry Plastics Corp. Gtd. Notes
10.75%	07/15/12	B3	100	110,000
BWAY Corp. Sr. Sub. Notes
10.00%	10/15/10	B3	125	126,875
Crown European Holdings SA
9.50%	03/01/11	B1	100	108,000
Graham Packaging Holding Co. Sr. Disc. Notes
10.75%	01/15/09	Caa2	275	283,250
Greif Brothers Corp. Sr. Sub. Notes
8.875%	08/01/12	B2	150	161,250
Owens-Brockway Glass Container Sr. Gtd. Sec’d. Notes
7.75%	05/15/11	B1	175	185,062
8.75%	11/15/12	B1	40	43,400
Rexnord Corp. Sr. Sub. Notes
10.125%	12/15/12	B3	100	110,000
Silgan Holdings, Inc. Sr. Sub. Debs.
9.00%	06/01/09	B1	200	207,000
U.S. Can Co. Gtd. Notes, Ser. B
12.375%	10/01/10	Caa1	35	24,325

				1,413,787

Diversified Financials — 1.3%
Chevy Chase Savings Bank Sub. Debs.
9.25%	12/01/05	Ba3	105	105,263
Ford Motor Credit Co. Notes
7.25%	10/25/11	A3	250	257,018

SEE NOTES TO FINANCIAL STATEMENTS.

B14

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Diversified Financials (cont’d.)
General Motors Acceptance Corp. Notes
6.875%	09/15/11	A3	$1,500	$1,505,005
Sovereign Bancorp., Inc. Sr. Notes
10.50%	11/15/06	Ba1	55	66,074
Western Financial Bank Sub. Cap. Debs.
8.875%	08/01/07	B1	80	83,200

				2,016,560

Diversified Manufacturing — 0.3%
Actuant Corp.
Gtd. Notes
13.00%	05/01/09	B2	26	30,420
Gentek, Inc.
Sr. Sub. Notes
11.00%	08/01/09(c)	NR	200	1,750
International Wire Group Sr. Sub. Notes
11.75%	06/01/05	Caa1	125	80,000
Jacuzzi Brands, Inc. Sr. Sec’d. Notes
9.625%	07/01/10	B3	75	75,000
Motors & Gears, Inc.
Notes
10.75%	11/15/06	Caa1	150	131,250
Tyco International Group SA
Gtd. Notes
6.125%	11/01/08	Ba2	25	26,125
6.375%	10/15/11	Ba2	100	105,500
6.75%	02/15/11	Ba2	25	26,500

				476,545

Electric Utilities — 1.8%
AES Corp.
Notes
8.75%	05/15/13	B2	135	140,400
Sr. Notes
9.375%	09/15/10	B3	425	427,125
9.50%	06/01/09	B3	25	25,250
AES Drax Holdings Ltd.
Sr. Sec’d. Notes
10.41%	12/31/20	Caa2	50	31,500
AES Eastern Energy LP,
Pass-thru. Certs., Ser. 99-A
9.00%	01/02/17	Ba1	40	42,500
Calpine Corp.
Sr. Notes
8.50%	02/15/11	B1	395	296,250
Cogentrix Energy, Inc.
Gtd. Notes
8.75%	10/15/08	B1	40	34,400
Sr. Notes
8.10%	03/15/04	B1	35	31,938
Edison Mission Energy
Sr. Notes
7.73%	06/15/09	B2	100	85,500

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Electric Utilities (cont’d.)
Homer City Funding LLC
Gtd. Notes
8.137%	10/01/19	Ba2	$50	$53,375
Midland Funding Corp. Debs.
13.25%	07/23/06	Ba3	205	231,650
Debs., Ser A.
11.75%	07/23/05	Ba3	210	226,800
Mirant Americas Generation LLC
Sr. Notes
7.20%	10/01/08	Caa3	40	25,200
7.625%	05/01/06	Caa3	95	73,150
8.30%	05/01/11	Caa3	125	77,500
Mirant Mid-Atlantic LLC
Pass-Thru Certs., Ser. A
8.625%	06/30/12(c)	B3	17	16,542
Orion Power Holdings, Inc.
Sr. Notes
12.00%	05/01/10	B2	140	162,400
Reliant Mid-Atlantic Power
Pass-Thru Certs., Ser. C
9.681%	07/02/26	B1	100	100,000
Southern California Edison Co.
8.00%	02/15/07	Ba2	250	274,062
TECO Energy, Inc.
Notes
7.50%	06/15/10	Ba1	175	178,500
TNP Enterprises, Inc.
Sr. Sub. Notes
10.25%	04/01/10	Ba3	100	100,000
Western Resources, Inc.
Notes
6.25%	08/15/03(b)	Ba2	30	30,113
7.875%	05/01/07	Ba1	165	184,387

				2,848,542

Electronic Equipment & Instruments — 0.2%
Flextronics International, Ltd. (Singapore)
Notes
9.875%	07/01/10	Ba2	20	21,900
Sr. Sub. Notes
6.50%	05/15/13	Ba2	160	154,000
Sanmina-SCI Corp.
Sr. Sub. Notes
10.375%	01/15/10	Ba2	65	72,475

				248,375

Energy — 3.1%
Aquila, Inc.
Sr. Notes
9.95%	02/01/11	Caa1	25	22,000
Chesapeake Energy Corp.
Sr. Notes
8.375%	11/01/08	Ba3	165	178,612
El Paso Corp.
Sr. Notes
7.00%	05/15/11	Caa1	325	295,750

SEE NOTES TO FINANCIAL STATEMENTS.

B15

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Energy (cont’d)
Sr. Notes, MTN
7.75%	01/15/32	Caa1	$200	$168,500
7.80%	08/01/31	Caa1	500	421,250
El Paso Production Holding Co.
Sr. Notes
7.75%	06/01/13	B2	300	299,250
Entercom Radio LLC
Gtd. Notes
7.625%	03/01/14	Ba3	125	136,250
Eott Energy Partners LP
Sr. Notes
11.00%	10/01/09(c)	NR	75	71,250
Forest Oil Corp.
Sr. Notes
8.00%	06/15/08	Ba3	200	214,000
Gemstone Investors, Ltd. Gtd. Sr. Notes
7.71%	10/31/04	Caa1	150	149,250
GulfTerra Energy Partners LP
Sr. Notes
6.25%	06/01/10	Ba3	100	100,000
Hanover Equipment Trust
Sec’d. Notes
8.75%	09/01/11	B2	95	99,750
Houston Exploration Co.
Sr. Sub. Notes
7.00%	06/15/13	B2	25	25,813
Leviathan Gas Pipeline Co.
Sr. Sub. Notes
10.375%	06/01/09	B1	100	106,750
Magnum Hunter Resources, Inc.
Gtd. Notes
9.60%	03/15/12	B2	75	82,500
Parker & Parsley Petroleum Co.
Sr. Notes
8.25%	08/15/07	Ba1	200	230,000
Parker Drilling Co.
Sr. Notes, Ser. D
9.75%	11/15/06	B1	65	66,950
Pemex Project Funding Master Trust Bonds
7.375%	12/15/14	Baa1	250	273,750
8.625%	02/01/22	Baa1	250	285,625
Plains All American Pipeline LP
Sr. Notes
7.75%	10/15/12	Ba2	25	28,000
Premcor Refinancing Group, Inc.
Sr. Notes
9.50%	02/01/13	Ba3	125	138,125
SEMCO Energy, Inc.
Sr. Notes
7.125%	05/15/08	Ba2	150	156,750
Stone Energy Corp.
Sr. Sub. Notes
8.25%	12/15/11	B2	195	205,725

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Energy (cont’d)
Tennessee Gas Pipeline Co.
Debs.
7.00%	03/15/27	B1	$90	$91,125
7.00%	10/15/28	B1	50	47,563
7.625%	04/01/37	B1	145	146,812
Tesoro Petroleum Corp.
Sr. Sec’d. Notes
8.00%	04/15/08	Ba3	10	10,250
Transmontaigne, Inc.
Sr. Sub. Notes
9.125%	06/01/10	B3	50	52,687
Vintage Petroleum, Inc.
Sr. Notes
8.25%	05/01/12	Ba3	200	220,000
Westport Resources Corp.
Sr. Sub. Notes
8.25%	11/01/11	Ba3	150	164,250
Williams Cos., Inc.
Notes
7.125%	09/01/11	B3	225	219,375
8.125%	03/15/12	B3	40	41,000
9.25%	03/15/04	B3	120	123,000
Sr. Notes
8.625%	06/01/10	B3	50	52,250

				4,924,162

Food Products — 0.6%
Agrilink Foods, Inc.
Sr. Sub. Notes
11.875%	11/01/08	B3	100	107,750
Carrols Corp.
Sr. Sub. Notes
9.50%	12/01/08	B3	60	58,350
Del Monte Corp.
Sr. Sub. Notes
8.625%	12/15/12	B2	100	106,000
Dole Food, Inc.
Sr. Notes
8.625%	05/01/09(b)	B2	50	52,875
8.875%	03/15/11	B2	50	53,000
Merisant Co.
Sr. Sub. Notes
9.50%	07/15/13	B2	150	155,250
Smithfield Foods, Inc.
Sr. Notes
8.00%	10/15/09	Ba2	85	92,013
Sun World International, Inc.
Notes, Ser. B
11.25%	04/15/04(c)	NR	40	26,400
Yum! Brands, Inc.
Sr. Notes
8.875%	04/15/11	Ba1	300	355,500

				1,007,138

SEE NOTES TO FINANCIAL STATEMENTS.

B16

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Funeral Services — 0.1%
Service Corp. International
Sr. Notes
6.00%	12/15/05	B1	$10	$10,075
6.50%	03/15/08	B1	125	122,188

				132,263

Gaming — 1.2%
Argosy Gaming Co.
Sr. Sub. Notes
9.00%	09/01/11	B2	50	54,000
Boyd Gaming Corp.
Sr. Sub. Notes
8.75%	04/15/12	B1	90	98,550
Coast Hotels & Casinos, Inc.
Sr. Sub. Notes
9.50%	04/01/09	B2	75	80,250
Kerzner International Ltd. (Bahamas)
Sr. Sub. Notes
8.875%	08/15/11	B2	180	194,850
Mandalay Resort Group
Debs.
6.70%	11/15/96	Ba2	105	106,050
MGM Mirage, Inc.
Gtd. Notes
9.75%	06/01/07	Ba2	455	516,425
Mohegan Tribal Gaming Authority
Sr. Sub. Notes
8.00%	04/01/12	Ba3	45	48,600
Park Place Entertainment Corp.
Sr. Notes
7.00%	04/15/13	Ba1	50	53,500
8.50%	11/15/06	Ba1	125	138,125
Sr. Sub. Notes
8.875%	09/15/08	Ba2	40	44,100
9.375%	02/15/07	Ba2	45	49,837
Station Casinos, Inc.
Sr. Sub. Notes
9.875%	07/01/10	B2	85	93,500
Venetian Casino Resort LLC
11.00%	06/15/10	B3	215	242,413
Wynn Las Vegas LLC
Second Mtge.
12.00%	11/01/10	B3	150	165,750

				1,885,950

Health Care — 1.3%
ALARIS Medical Systems, Inc.
Sec’d. Notes
11.625%	12/01/06	B2	100	121,500
Sr. Disc. Notes, Zero Coupon (until 08/01/03)
11.125%	08/01/08	Caa2	75	79,125
Sr. Sub. Notes
7.25%	07/01/11	B3	50	50,625
Alliance Imaging, Inc.
Sr. Sub. Notes
10.375%	04/15/11	B3	50	52,250

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Health Care (cont’d)
Concentra Operating Corp.
Sr. Sub. Notes, Ser. B
13.00%	08/15/09	B3	$50	$56,000
Coventry Health Care, Inc.
Sr. Notes
8.125%	02/15/12	Ba3	150	162,750
Fresenius Medical Care Capital Trust
Gtd. Notes
7.875%	02/01/08	NR	75	78,937
7.875%	06/15/11	Ba2	125	131,875
Hanger Orthopedic Group, Inc.
Sr. Sub. Notes
11.25%	06/15/09	B3	20	21,600
HCA, Inc.
Notes
7.125%	06/01/06	Ba1	215	233,734
8.36%	04/15/24	Ba1	100	112,589
9.00%	12/15/14	Ba1	100	120,865
HEALTHSOUTH Corp.
Sr. Sub Notes
8.50%	02/01/08(c)	Caa2	50	39,250
Magellan Health Services, Inc.
Sr. Notes
9.375%	11/50/07(c)	NR	100	100,000
MedQuest, Inc.
Sr. Sub. Notes
11.875%	08/15/12	B3	165	171,600
Omnicare, Inc.
Sr. Sub. Notes
6.125%	06/01/13	Ba2	50	51,000
Res-Care, Inc.
Gtd. Notes
10.625%	11/15/08	B2	85	79,900
Rotech Healthcare, Inc.
Sr. Sub. Notes
9.50%	04/01/12	B2	70	71,925
Select Medical Corp.
Sr. Sub. Notes
9.50%	06/15/09	B2	70	76,038
Tenet Healthcare Corp.
Sr. Notes
6.375%	12/01/11	Ba3	25	23,406
6.50%	06/01/12	Ba3	60	55,650
Triad Hospitals Holdings, Inc.
Sr. Sub. Notes
11.00%	05/15/09	B2	110	121,275

				2,011,894

Hotels, Restaurants & Leisure — 0.9%
Extended Stay America, Inc.
Sr. Sub. Notes
9.875%	06/15/11	B2	160	172,000
Felcor Lodging LP
Sr. Notes
9.50%	09/15/08	B1	60	61,950

SEE NOTES TO FINANCIAL STATEMENTS.

B17

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Felcor Suites LP
Gtd. Sr. Notes
7.375%	10/01/04	B1	$150	$151,875
Hilton Hotels Corp.
Notes
7.625%	12/01/12	Ba1	50	54,750
Host Marriott LP
Gtd. Notes
9.50%	01/15/07	Ba3	250	268,750
ITT Corp.
Debs.
7.375%	11/15/15	Ba1	120	124,050
Notes
6.75%	11/15/05	Ba1	70	73,063
Regal Cinemas, Inc.
Gtd. Notes
9.375%	02/01/12	B2	150	165,375
Royal Caribbean Cruises Ltd.
Sr. Notes
8.00%	05/15/10	Ba2	100	104,000
8.125%	07/28/04	Ba2	55	56,650
Starwood Hotels & Resorts Worldwide, Inc.
Notes
7.375%	05/01/07	Ba1	120	126,300
7.875%	05/01/12	Ba1	55	60,225

				1,418,988

Machinery — 0.3%
Joy Global, Inc.
Gtd. Notes, Ser. B
8.75%	03/15/12	B2	150	164,250
Manitowoc, Inc.
Sr. Sub. Notes
10.50%	08/01/12	B2	125	138,750
Terex Corp.
Gtd. Notes
8.875%	04/01/08	B3	25	26,000
10.375%	04/01/11	B3	155	171,275
Sr. Sub. Notes
9.25%	07/15/11	B3	45	48,375

				548,650

Metals & Mining — 0.4%%
AK Steel Corp. Gtd. Notes
7.75%	06/15/12	B1	125	103,750
Sr. Notes
7.875%	02/15/09	B1	15	12,750
Arch Western Finance Sr. Notes
6.75%	07/01/13	Ba2	100	102,500
Century Aluminum Co. First Mtge. Notes
11.75%	04/15/08	B1	100	102,000

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Metals & Mining (cont’d)
Ipsco, Inc. Sr. Notes
8.75%	06/01/13	Ba3	$100	$102,000
Peabody Energy Corp.
Sr. Notes
6.875%	03/15/13	Ba3	100	104,750
UCAR Finance, Inc. Gtd. Sr. Notes
10.25%	02/15/12	B3	50	49,000
Usec, Inc.
Sr. Notes
6.75%	01/20/09	Ba2	75	66,000

				642,750

Miscellaneous Services — 0.1%
United Rentals, Inc.
Sr. Notes
10.75%	04/15/08	B1	100	109,250

Office Equipment & Supplies — 0.2%
Xerox Capital Europe PLC (United Kingdom)
Gtd. Notes
5.875%	05/15/04	B1	135	135,675
Xerox Corp.
Sr. Notes
7.125%	06/15/10	B1	225	224,719

				360,394

Paper & Forest Products — 0.6%
Cascades, Inc.
Sr. Notes
7.25%	02/15/13	Ba1	85	89,463
Georgia-Pacific Corp.
Notes
8.125%	05/15/11	Ba3	45	46,237
Sr. Notes
9.375%	02/01/13	Ba2	270	297,675
Jefferson Smurfit Corp. Sr. Notes
7.50%	06/01/13	B2	100	102,000
Louisiana Pacific Corp.
Sr. Notes
8.50%	08/15/05	Ba1	45	48,600
Packaging Corp. America Sr. Sub Notes, Ser. B
9.625%	04/01/09	Ba2	50	55,063
Riverwood International Corp.
Gtd. Notes
10.625%	08/01/07	B3	60	62,250
Stone Container Corp. Sr. Notes
8.375%	07/01/12	B2	200	214,500
Stone Container Finance Co. (Canada) Sr. Notes
11.50%	08/15/06	B2	95	101,413

				1,017,201

SEE NOTES TO FINANCIAL STATEMENTS.

B18

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Printing & Publishing — 0.5%
American Color Graphics, Inc.
Sr. 2nd Sec’d Note
10.00%	06/15/10	B3	$150	$149,250
American Media Operations, Inc.
Gtd. Notes, Ser. B
10.25%	05/01/09	B2	60	64,800
CanWest Media, Inc. (Canada)
Sr. Notes
7.625%	04/15/13	B1	25	26,562
Sr. Sub. Notes
10.625%	05/15/11	B2	100	114,000
Quebecor Media, Inc. (Canada)
Sr. Disc. Notes, Zero Coupon (until 7/15/06)
13.75%	07/15/11	B2	150	124,500
Sun Media Corp. (Canada)
Gtd. Notes
7.625%	02/15/13	Ba3	175	186,375
Vertis, Inc.
Sr. Notes
9.75%	04/01/09	B2	125	130,000

				795,487

Real Estate Investment Trust — 0.4%
HMH Properties, Inc.
Sr. Notes, Ser. B
7.875%	08/01/08	Ba3	100	101,500
Intrawest Corp. (Canada)
Sr. Notes
10.50%	02/01/10	B1	200	215,000
La Quinta Properties, Inc.
Sr. Notes
8.875%	03/15/11	Ba3	125	133,125
Senior Housing Properties Trust
Sr. Notes
8.625%	01/15/12	Ba2	140	149,100
Ventas Realty LP
Sr. Notes
8.75%	05/01/09	Ba3	40	43,200
9.00%	05/01/12	Ba3	35	38,150

				680,075

Retail — 0.7%
Ahold Finance USA, Inc.
Notes
8.25%	07/15/10	B1	25	25,625
Amerigas Partners LP Sr. Notes
8.875%	05/20/11	B2	50	54,500
AutoNation, Inc. Sr. Notes
9.00%	08/01/08	Ba2	35	38,850
Delhaize America, Inc. Gtd. Notes.
8.125%	04/15/11	Ba1	150	164,250
Dillard’s, Inc. Notes
6.43%	08/01/04	Ba3	15	15,075

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Retail (cont’d)
Dominos, Inc. Sr. Sub. Notes
8.25%	07/01/11	B3	$25	$25,813
Ferrellgas Partners LP Sr. Notes
8.75%	06/15/12	B2	50	54,250
Great Atlantic & Pacific Tea Co., Inc. Notes
7.75%	04/15/07	B3	35	32,725
JC Penney Co., Inc. Debs.
7.40%	04/01/37	Ba3	235	244,987
Rite Aid Corp. Deb. Notes
6.875%	08/15/13	Caa2	50	43,250
7.70%	02/15/27	Caa2	15	12,375
Sr. Sec’d. Notes
8.125%	05/01/10	B2	150	155,250
Saks, Inc. Gtd. Notes
7.375%	02/15/19	B1	220	209,000
Winn-Dixie Stores, Inc. Gtd. Notes
8.875%	04/01/08	Ba2	40	42,400

				1,118,350

Rubber
Goodyear Tire & Rubber Co. Notes
7.857%	08/15/11	B1	50	36,500

Schools — 0.1%
Kindercare Learning Center, Inc. Sr. Sub. Notes
9.50%	02/15/09	B3	100	100,750

Semiconductor Equipment & Products — 0.1%
Amkor Technology, Inc. Sr. Notes
9.25%	02/15/08	B1	70	72,800
ON Semiconductor Corp. Sr. Sec’d Notes
12.00%	05/15/08	Caa1	50	50,500

				123,300

Telecommunications — 1.7%
AT&T Corp. Sr. Notes
8.00%	11/15/31(g)	Baa2	400	453,556
Crown Castle International Corp. Sr. Notes
10.75%	08/01/11	B3	100	109,000
Dobson Communications Corp. Sr. Notes
10.875%	07/01/10	B3	25	27,000
Lucent Technologies, Inc.
Notes
5.50%	11/15/08	Caa1	70	58,975

SEE NOTES TO FINANCIAL STATEMENTS.

B19

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Nextel Communications, Inc. Sr. Disc. Notes
10.65%	09/15/07	B3	$365	$376,863
Sr. Notes
9.375%	11/15/09	B3	15	16,106
Nortel Networks Corp. Sr. Gtd. Notes
4.25%	09/01/08	B3	100	84,250
Qwest Corp. Debs.
6.875%	09/15/33	Ba3	225	207,000
Notes
7.20%	11/01/04	Ba3	65	66,625
8.875%	03/15/12	Ba3	200	223,500
Qwest Services Corp. Notes
13.50%	12/15/10	CCC+(e)	213	240,690
Rogers Wireless Communications, Inc. (Canada) Sec’d. Notes
9.625%	05/01/11	Ba3	95	109,250
Star Choice Communications, Inc. (Canada) Sr. Notes
13.00%	12/15/05	B3	75	80,063
Telus Corp. (Canada) Notes
8.00%	06/01/11	Ba1	235	271,425
Tritel PCS, Inc. Gtd. Notes
10.375%	01/15/11	Baa2	105	128,362
Triton PCS, Inc. Sr. Notes
8.50%	06/01/13	B2	175	188,125
Verizon Wireless Capital LLC Notes
5.375%	12/15/06	A3	105	115,326

				2,756,116

Tobacco — 0.1%
DIMON, Inc. Sr. Notes
9.625%	10/15/11	Ba3	65	71,500

Transportation/Shipping — 0.2%
Offshore Logistics, Inc. Sr. Notes
6.125%	06/15/13	Ba2	100	100,250
Stena AB (Sweden) Sr. Notes
8.75%	06/15/07	Ba3	200	206,000

				306,250

Travel Services — 0.1%
WorldSpan LP Sr. Notes
9.625%	06/15/11	B2	150	154,500

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Waste Management — 0.3%
Allied Waste North America, Inc. Sr. Notes
7.875%	01/01/09	Ba3	$150	$156,937
7.875%	04/15/13	Ba3	50	52,313
8.50%	12/01/08	Ba3	295	317,125

				526,375

TOTAL CORPORATE BONDS (cost $32,847,002)				34,519,638

FOREIGN GOVERNMENT OBLIGATIONS — 5.7%
Brazilian Government Bonds
8.00%	04/15/14	B2	616	541,082
Canadian Government Bonds
4.50%	09/01/07	AAA(e)	800	608,736
6.00%	06/01/08	Aaa	800	646,712
German Government Bonds
4.75%	07/04/28	Aaa	500	578,768
5.00%	07/04/11	Aaa	900	1,132,215
Panamanian Government Bonds
9.625%	02/08/11	Ba1	250	290,000
United Kingdom Treasury
6.50%	12/07/03	Aaa	3,000	5,017,277
United Mexican States
11.375%	09/15/16	Baa2	170	247,350

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (cost $8,887,166)				9,062,140

			Shares
PREFERRED STOCKS — 0.7%
Cable — 0.4%
CSC Holdings, Inc. Ser. H			4,920	505,530
CSC Holdings, Inc. Ser. M			1,800	184,500

				690,030

Printing & Publishing — 0.1%
PRIMEDIA, Inc., Ser. D			1,250	120,000

Software — 0.2%
SAP AG (ADR) (Germany)			12,400	362,328

Telecommunications
McLeodUSA, Inc., Ser. A			1,043	7,551

TOTAL PREFERRED STOCKS (cost $1,180,326)				1,179,909

			Principal Amount (000)
CONVERTIBLE BONDS — 0.2%
Diversified Manufacturing Operations — 0.1%
Tyco International Group SA
2.75%	01/15/18	Ba2	$75	80,813
3.125%	01/15/23	Ba2	50	54,750

				135,563

SEE NOTES TO FINANCIAL STATEMENTS.

B20

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
CONVERTIBLE BONDS (Continued)
Electronic Equipment & Instruments — 0.1%
Solectron Corp.
Zero	11/20/20	Ba3	$250	$138,750

TOTAL CONVERTIBLE BONDS (cost $259,248)				274,313

FOREIGN CONVERTIBLE BOND — 0.4%
Hellenic Finance SCA (Greece)
2.00%	07/15/03	NR	500
(cost $526,875)				601,448

ASSET BACKED SECURITIES
Continental Airlines, Inc. Pass-thru Certs., Ser. 96-C69
9.50%	10/15/13	B3	69
(cost $51,872)				41,582

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.4%
Bear Stearns Mortgage Securities, Inc.
6.50%	12/28/23	Aaa	800	806,777
Credit Suisse First Boston Mortgage Securities Corp.
6.608%	10/19/39	Aaa	350	350,752
CWMBS, Inc.
6.25%	07/25/09	Aaa	500	501,491
Norwest Asset Securities Corp.
6.75%	10/25/28	AAA(e)	525	524,344
Ocwen Mortgage Loan Asset Backed Certificates Ser. 1998-OFS3, Cl. A
1.345%	10/25/29(b)	AAA(e)	21	20,773
Structured Asset Mortgage Investments, Inc.
7.1602%	02/25/30	Aaa	60	61,647

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(cost $2,169,246)				2,265,784

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.9%
Small Business Administration Gtd. Notes
7.59%	01/01/20		409	475,751
Small Business Investment Cos.
7.452%	09/01/10		346	388,599
8.017%	02/10/10		569	651,739

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,324,583)				1,516,089

U.S. GOVERNMENT SECURITIES — 8.7%
United States Treasury Bonds
3.625%	04/15/28		568	692,625
6.25%	08/15/23		2,400	2,939,813
7.25%	08/15/22		500	677,442
7.50%	11/15/16		900	1,221,715
7.875%	02/15/21		1,250	1,784,570
8.875%	08/15/17		700	1,058,968
10.625%	08/15/15		1,000	1,658,984
United States Treasury Notes
3.625%	01/15/08		1,707	1,914,670
United States Treasury, P/O
Zero	02/15/22		1,000	399,378

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
U.S. GOVERNMENT SECURITIES (Continued)
United States Treasury, TIPS
3.375%	01/15/07(d)		$1,450	$1,592,528

TOTAL U.S. GOVERNMENT SECURITIES
(cost $13,547,381)				13,940,693

MUNICIPAL BONDS — 1.9%
California State Rev. Antic. Wts. Ser. A
2.00%	06/16/04	MIG1	300	302,490
Florida State Board of Education Ser. A
5.00%	06/01/32	Aa2	500	521,680
Golden State Tobacco Securitization Corp. Ser. 2003-A-1
6.25%	06/01/33	Baa2	300	269,331
Massachusetts State Water Resources Authority Ser. J
5.00%	08/01/32	Aaa	250	260,175
San Antonio, Texas Water Rev.
5.00%	05/15/25	Aaa	500	520,515
South Carolina State Highway Ser. B
5.00%	04/01/17	Aaa	800	871,840
Tobacco Settlement Fing Corp.
6.375%	06/01/32	Baa2	250	225,177

TOTAL MUNICIPAL BONDS
(cost $2,858,177)				2,971,208

MORTGAGE BACKED SECURITIES — 19.6%
Federal Home Loan Mortgage Corp.
1.76%	11/15/30(b)		138	137,480
5.00%	TBA		2,800	2,834,127
6.50%	08/01/32		1,500	1,561,079
Federal National Mortgage Assn.
4.49%	05/01/36(b)		483	494,949
5.00%	02/01/18		27	27,847
5.00%	02/01/18		57	59,169
5.00%	TBA		1,000	1,007,812
5.50%	01/01/14		54	56,596
5.50%	11/01/16		55	57,514
5.50%	09/01/17		74	76,644
5.50%	01/01/18		1,817	1,887,110
5.50%	TBA		500	519,219
5.50%	TBA		2,000	2,075,624
6.00%	07/01/14		459	479,993
6.00%	05/01/17		140	145,977
6.00%	10/01/17		319	333,467
6.00%	11/01/17		2,000	2,087,678
6.289%	08/01/29(b)		190	197,018
6.50%	TBA		11,500	11,992,338
7.104%	08/01/09		967	1,134,340
Government National Mortgage Assn.
5.375%	04/20/27(b)		318	329,762
6.00%	11/20/29(b)		180	186,928
6.625%	10/20/27(b)		124	127,798
6.75%	08/20/24(b)		24	24,342
7.50%	02/20/30		706	769,441

SEE NOTES TO FINANCIAL STATEMENTS.

B21

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)	Value (Note 2)
MORTGAGE BACKED SECURITIES (Continued)
Government National Mortgage Assn. (cont’d.)
8.00%	12/20/14		$633	$639,221
8.00%	01/16/30		1,313	1,457,987
8.00%	08/20/31		121	129,457
8.50%	02/20/26		7	7,366
8.50%	04/20/26		5	5,790
8.50%	10/20/29		79	84,140
8.50%	07/15/30		89	96,047
8.50%	09/20/30		38	40,595
8.50%	04/20/31		165	176,571

TOTAL MORTGAGE BACKED SECURITIES (cost $30,821,584)				31,241,426

TOTAL LONG-TERM INVESTMENTS (cost $151,291,166)				159,759,302

		Moody’s Rating
SHORT-TERM INVESTMENTS — 15.2%
CORPORATE BONDS — 3.9%
Chemicals — 0.8%
E.I. du Pont de Nemours & Co.
1.17%	08/21/03	PRIM1	1,300	1,297,845

Diversified Financials — 2.9%
Danske Corp.
1.24%	07/28/03	P-1	1,400	1,398,698
HBOS Treasury Services PLC
1.195%	08/20/03	P-1	700	698,838
1.195%	08/27/03	P-1	300	299,433
Lloyds Bank PLC
1.235%	07/29/03	PRIM1	1,000	999,039
Westpactrust Securities Trust
1.20%	08/27/03	P-1	1,200	1,197,720

				4,593,728

Food Products — 0.2%
Kraft Foods, Inc.
2.08%	02/27/04	P-2	400	400,000

TOTAL CORPORATE BONDS (cost $6,291,573)				6,291,573

U.S. GOVERNMENT SECURITIES — 6.7%
Federal Home Loan Bank
1.17%	08/29/03		2,200	2,195,781
Federal Home Loan Mortgage Corp.
1.135%	10/29/03		900	896,595
1.17%	09/09/03		600	598,635
Federal National Mortgage Assn.
1.16%	07/30/03		3,600	3,596,636
United States Treasury Bills
0.73%	08/14/03		60	59,946
0.739%	08/14/03		80	79,928
0.769%	08/14/03		110	109,897
0.80%	08/14/03		250	249,755
0.825%	08/14/03		700	699,294
1.04%	08/14/03		290	289,631

Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
U.S. GOVERNMENT SECURITIES (Continued)
United States Treasury Bills (cont’d.)
1.065%	08/14/03	$ 70	$69,909
1.07%	08/14/03	375	374,508
1.075%	08/14/03	500	499,343
1.08%	08/07/03	500	499,445
1.11%	08/07/03	500	499,430

TOTAL U.S. GOVERNMENT SECURITIES (cost $10,718,733)			10,718,733

REPURCHASE AGREEMENT — 0.9%
State Street Bank & Trust Co. Repurchase Agreement
0.50%	07/01/03(f)	1,400
(cost $1,399,777)			1,399,777

		Shares
MUTUAL FUND — 3.7%
Prudential Core Investment Fund — Taxable Money Market Series
(cost $5,885,913; Note 4)		5,885,913	5,885,913

		Contracts
OUTSTANDING OPTIONS PURCHASED(a)
Put Options
Astrazeneca PLC,
expiring 7/19/03 @ $40.0		1,400	1,313
Eurodollar Futures,
expiring 9/13/04 @ $93.75		147,500	738
Swap Option 6 month LIBOR,
expiring 5/31/05 @ 7.60%		70,000,000	3,964
Swap Option 6 month LIBOR,
expiring 5/31/05 @ 7.60%		70,000,000	3,935
United States Treasury Notes 10 Yr Futures, expiring 8/22/03
@ $104		80,000	1,250

TOTAL OUTSTANDING OPTIONS PURCHASED
(cost $11,106)			11,200

TOTAL SHORT-TERM INVESTMENTS
(cost $24,307,102)			24,307,196

TOTAL INVESTMENTS BEFORE OUTSTANDING OPTIONS WRITTEN AND SHORT SALES — 115.4%
(cost $175,598,268; Note 6)			184,066,498

SEE NOTES TO FINANCIAL STATEMENTS.

B22

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
INVESTMENTS SOLD SHORT-(2.2)%
United States Treasury Notes
4.375%	05/15/07	$1,000	$(1,086,406)
4.875%	02/15/12	1,000	(1,111,562)
5.50%	05/15/09	1,200	(1,382,156)

TOTAL INVESTMENTS SOLD SHORT (proceeds received $3,591,728)			(3,580,124)

OUTSTANDING OPTIONS WRITTEN(a) — (0.1%)		Contracts/ Notional
Call Options — (0.1%)
Astrazeneca PLC, expiring 7/18/03 @ $50.0		14	(13)
Japan Government Bond Futures, expiring 8/29/2003 @ $145		1,000,000	(167)
Swap Option 3 month LIBOR, expiring 1/07/05 @ 5.0%		200,000	(13,868)
Swap Option 3 month LIBOR, expiring 10/07/04 @ 4.0%		1,800,000	(46,463)
Swap Option 3 month LIBOR, expiring 11/12/03 @ 3.0%		1,800,000	(24,383)
Swap Option 3 month LIBOR, expiring 3/03/04 @ 3.25%		2,800,000	(54,673)
Swap Option 3 month LIBOR, expiring 7/22/03 @ 4.0%		1,100,000	(15,461)

			(155,028)

OUTSTANDING OPTIONS WRITTEN (Continued)	Contracts/ Notional	Value (Note 2)
Put Options
Swap Option 3 month LIBOR, expiring 1/07/05 @ 7.0%	200,000	$(1,043)
Swap Option 3 month LIBOR, expiring 10/07/04 @ 6.0%	1,800,000	(23,013)
Swap Option 3 month LIBOR, expiring 12/17/03 @ 5.5%	3,100,000	(2,585)

		(26,641)

TOTAL OUTSTANDING OPTIONS WRITTEN (premiums received $227,906)		(181,669)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND INVESTMENTS SOLD SHORT — 113.1% (cost $171,778,634)		$180,304,705
UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS(i)		5,759
VARIATION MARGIN ON OPEN FUTURES CONTRACTS, NET(h)		71,103
LIABILITIES IN EXCESS OF OTHER ASSETS — (13.1)%		(20,974,294)

TOTAL NET ASSETS — 100%		$159,407,273

The following abbreviations are used in portfolio descriptions:

ADR	American Depository Receipt
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	Securities purchased on a forward commitment basis.
TIPS	U.S. Treasury Inflationary Index Bond
P/O	Principal Only

(a)	Non-income producing security.

(b)	Rate shown reflects current rate of variable instruments.

(c)	Issuer in default.

(d)	Security segregated as collateral for futures contracts.

(e)	Standard & Poor’s rating.

(f)	State Street Bank & Trust Co. Repurchase Agreement, repurchase price $1,399,796 due 7/1/03. The value of the collateral including accrued interest was $1,434,297.

(g)	Increase/decrease in rate variable upon increase/decrease in Standard & Poor’s or Moody’s rating.

SEE NOTES TO FINANCIAL STATEMENTS.

B23

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

(h)	Open futures contracts as of June 30, 2003 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2003	Unrealized Appreciation (Depreciation)
Long Positions:
4	Euribor	Dec 04	$1,121,191	$1,119,641	$(1,550)
52	Eurodollars	Sep 04	746	746	0
15	German 10 Yr Bonds	Sep 03	2,038,713	2,012,425	(26,288)
2	LIBOR	Dec 04	397,913	396,655	(1,258)
3	LIBOR	Mar 04	596,529	597,643	1,114
3	LIBOR	Jun 04	595,415	596,900	1,485
11	LIBOR	Mar 05	2,185,932	2,179,104	(6,828)
16	Eurodollars	Sep 04	3,921,400	3,933,400	12,000
4	Eurodollars	Jun 05	977,733	975,200	(2,533)
169	U.S. Treasury 10 Yr Notes	Sep 03	19,929,214	19,846,938	(82,276)

					(106,134)

Short Positions:
6	U.S. Treasury 5 Yr Notes	Sep 03	696,234	690,750	5,484
15	U.S. Treasury Bonds	Sep 03	1,784,414	1,760,156	24,258

					29,742

					$(76,392)

(i)	Outstanding forward currency contracts as of June 30, 2003 were as follows:

Foreign Currency Contract	Value at Settlement Date	Value at June 30, 2003	Unrealized Appreciation
Sold:
Euros, expiring 7/30/03	$1,391,574	$1,385,886	$5,688
Japanese Yen, expiring 9/5/03	7,988	7,917	71

			$5,759

SEE NOTES TO FINANCIAL STATEMENTS.

B24

EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 97.7%		Value (Note 2)
COMMON STOCKS — 97.1%	Shares
Aerospace/Defense — 1.5%
Boeing Co.	190,607	$6,541,632
General Dynamics Corp.	13,076	948,010
Honeywell International, Inc.	76,903	2,064,846
Lockheed Martin Corp.	661,561	31,470,457
Northrop Grumman Corp.	20,122	1,736,327
Raytheon Co.	35,524	1,166,608
United Technologies Corp.	119,995	8,499,246

		52,427,126

Air Freight & Couriers — 0.2%
FedEx Corp.	12,579	780,276
United Parcel Service, Inc. (Class “B” Stock)	89,066	5,673,504

		6,453,780

Airlines
Southwest Airlines Co.	30,744	528,797

Automobiles — 0.6%
Ford Motor Co.	77,168	848,076
General Motors Corp.	46,402	1,670,472
Harley-Davidson, Inc.	465,400	18,550,844

		21,069,392

Beverages — 1.1%
Anheuser-Busch Cos., Inc.	79,267	4,046,580
Coca-Cola Co.	204,284	9,480,820
PepsiCo, Inc.	515,473	22,938,549
The Pepsi Bottling Group, Inc.	78,177	1,565,104

		38,031,053

Biotechnology — 3.9%
Amgen, Inc.(a)	1,277,780	84,895,703
Biogen, Inc.(a)	27,226	1,034,588
Cephalon, Inc.(a)	163,400	6,725,544
Gilead Sciences, Inc.(a)	413,500	22,982,330
MedImmune, Inc.(a)	552,298	20,087,078

		135,725,243

Building & Building Products — 0.3%
American Standard Cos., Inc.(a)	119,000	8,797,670
KB HOME	4,509	279,468
Masco Corp.	29,380	700,713
Pulte Homes, Inc.	5,359	330,436

		10,108,287

Capital Markets — 2.1%
Goldman Sachs Group, Inc.	443,552	37,147,480
Merrill Lynch & Co., Inc.	767,984	35,849,493

		72,996,973

Chemicals — 0.3%
Air Products & Chemicals, Inc.	31,523	1,311,357
Dow Chemical Co.	70,591	2,185,497
E.I. du Pont de Nemours & Co.	80,827	3,365,636
Ecolab, Inc.	23,194	593,766
International Flavors & Fragrances, Inc.	21,407	683,526
PPG Industries, Inc.	12,810	649,980
Praxair, Inc.	29,317	1,761,952
Rohm & Haas Co.	26,479	821,643

		11,373,357

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Commerical Banks — 4.6%
Bank of America Corp.	361,592	$28,576,616
Bank One Corp.	849,453	31,582,662
Fifth Third Bancorp	177,037	10,151,302
FleetBoston Financial Corp.	394,228	11,712,514
Golden West Financial Corp.	24,399	1,952,164
Mellon Financial Corp.	141,651	3,930,815
SunTrust Banks, Inc.	31,481	1,868,083
The Bank of New York Co., Inc.	680,166	19,554,772
U.S. Bancorp	518,089	12,693,180
Wachovia Corp.	275,902	11,025,044
Washington Mutual, Inc.	95,869	3,959,390
Wells Fargo & Co.	491,869	24,790,198

		161,796,740

Commercial Services & Supplies — 0.5%
Automatic Data Processing, Inc.	47,348	1,603,203
Avery Dennison Corp.	101,238	5,082,148
Cendant Corp.(a)	118,214	2,165,680
Certegy, Inc.(a)	28,812	799,533
Cintas Corp.	21,688	768,623
Concord EFS, Inc.(a)	71,298	1,049,507
Fiserv, Inc.(a)	31,964	1,138,238
H&R Block, Inc.	17,166	742,429
Pitney Bowes, Inc.	29,317	1,126,066
Waste Management, Inc.	79,312	1,910,626

		16,386,053

Communications Equipment — 2.6%
Cisco Systems, Inc.(a)	3,061,674	51,099,339
Comverse Technology, Inc.(a)	319,800	4,806,594
Corning, Inc.(a)	136,996	1,012,401
Lucent Technologies, Inc.(a)	79,908	162,213
Motorola, Inc.	208,367	1,964,901
Nokia Oyj, ADR (Finland)	1,876,000	30,822,680
QUALCOMM, Inc.	64,787	2,316,135

		92,184,263

Computers & Peripherals — 3.8%
Dell Computer Corp.(a)	745,512	23,826,564
EMC Corp.(a)	226,183	2,368,136
Hewlett-Packard Co.	3,008,807	64,087,589
International Business Machines Corp.	429,906	35,467,245
Lexmark International, Inc.(a)	5,376	380,460
Sun Microsystems, Inc.(a)	1,239,729	5,702,753

		131,832,747

Consumer Finance — 1.8%
American Express Co.	1,260,954	52,720,487
SLM Corp.	271,130	10,620,162

		63,340,649

Containers & Packaging — 0.8%
Bemis Co., Inc.	5,107	239,007
Pactiv Corp.(a)	27,173	535,580
Smurfit-Stone Container Corp.(a)	304,100	3,962,423
Temple-Inland, Inc.	537,500	23,064,125

		27,801,135

SEE NOTES TO FINANCIAL STATEMENTS.

B25

EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Diversified Financials — 3.0%
Charles Schwab Corp.	150,617	$1,519,726
Citigroup, Inc.	1,128,521	48,300,699
Countrywide Financial Corp.	32,612	2,268,817
Fannie Mae	145,744	9,828,975
Freddie Mac	174,917	8,880,536
J.P. Morgan	476,683	16,293,025
Lehman Brothers Holdings, Inc.	23,100	1,535,688
MBNA Corp.	348,586	7,264,532
Morgan Stanley	116,026	4,960,111
State Street Corp.	97,545	3,843,273

		104,695,382

Diversified Telecommunication Services — 1.4%
ALLTEL Corp.	23,327	1,124,828
AT&T Corp.	67,294	1,295,410
BellSouth Corp.	513,506	13,674,665
SBC Communications, Inc.	291,540	7,448,847
Sprint Corp. (FON Group)	41,546	598,262
Verizon Communications, Inc.	639,841	25,241,727

		49,383,739

Electric Utilities — 2.5%
American Electric Power Co., Inc.	37,796	1,127,455
Consolidated Edison, Inc.	202,700	8,772,856
Dominion Resources, Inc.	56,174	3,610,303
Entergy Corp.	49,932	2,635,411
Exelon Corp.	168,774	10,094,373
FirstEnergy Corp.	591,927	22,759,593
FPL Group, Inc.	28,357	1,895,665
Progress Energy, Inc.	231,105	10,145,510
Public Service Enterprise Group, Inc.	25,420	1,073,995
Southern Co.	87,381	2,722,792
TXU Corp.	979,070	21,980,121
Xcel Energy, Inc.	141,900	2,134,176

		88,952,250

Electrical Equipment — 0.1%
Emerson Electric Co.	26,984	1,378,883
Molex, Inc. (Class “A” Stock)	34,303	795,109

		2,173,992

Electronic Equipment & Instruments — 0.3%
Agilent Technologies, Inc.(a)	550,644	10,765,090
Jabil Circuit, Inc.(a)	14,374	317,666

		11,082,756

Energy Equipment & Services — 2.4%
Baker Hughes, Inc.	19,203	644,644
BJ Services Co.(a)	678,400	25,345,024
ENSCO International, Inc.	235,400	6,332,260
Halliburton Co.	41,043	943,989
Nabors Industries, Ltd. (Barbados)(a)	22,066	872,710
Noble Corp.(a)	29,946	1,027,148
Schlumberger, Ltd.	341,263	16,233,881
Transocean Sedco Forex, Inc.(a)	1,095,500	24,068,135
Weatherford International, Ltd.(a)	200,762	8,411,928

		83,879,719

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Food & Staples Retailing — 2.8%
CVS Corp.	12,609	$353,430
Kroger Co.(a)	126,092	2,103,215
Safeway, Inc.(a)	501,695	10,264,680
SYSCO Corp.	102,959	3,092,888
Walgreen Co.	52,328	1,575,073
Wal-Mart Stores, Inc.(e)	1,286,477	69,045,221
Whole Foods Market, Inc.(a)	263,100	12,505,143

		98,939,650

Food Products — 0.5%
Campbell Soup Co.	60,168	1,474,116
ConAgra Foods, Inc.	86,184	2,033,942
General Mills, Inc.	53,552	2,538,900
Hershey Foods Corp.	20,112	1,401,002
Kellogg Co.	10,939	375,974
Kraft Foods, Inc. (Class “A” Stock)	268,700	8,746,185

		16,570,119

Gas Utilities — 0.2%
Kinder Morgan, Inc.	24,525	1,340,291
NiSource, Inc.	308,000	5,852,000

		7,192,291

Health Care Equipment & Supplies — 0.9%
Baxter International, Inc.	40,980	1,065,480
Boston Scientific Corp.(a)	46,811	2,860,152
Guidant Corp.	146,600	6,507,574
Medtronic, Inc.	383,147	18,379,561
Smith & Nephew PLC, ADR (United Kingdom)	12,609	731,322
Zimmer Holdings, Inc.(a)	18,394	828,650

		30,372,739

Health Care Providers & Services — 0.5%
Cardinal Health, Inc.	98,457	6,330,785
CIGNA Corp.	44,133	2,071,603
HCA-The Healthcare Co.	84,260	2,699,690
Quest Diagnostics, Inc.(a)	15,762	1,005,616
UnitedHealth Group, Inc.	74,898	3,763,625
WebMD Corp.(a)	52,582	569,463

		16,440,782

Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	58,318	1,895,918
Darden Restaurants, Inc.	32,474	616,357
Harrah’s Entertainment, Inc.(a)	7,754	312,021
International Game Technology	8,070	825,803
Marriott International, Inc. (Class “A” Stock)	463,375	17,802,867
McDonald’s Corp.	582,328	12,846,156
MGM Mirage, Inc.(a)	170,400	5,824,272
Wendy’s International, Inc.	575,300	16,666,441

		56,789,835

Household Durables — 0.3%
American Greetings Corp. (Class “A” Stock)(a)	7,455	146,416
Black & Decker Corp.	7,881	342,429
Centex Corp.	5,170	402,174
Fortune Brands, Inc.	147,133	7,680,343

SEE NOTES TO FINANCIAL STATEMENTS.

B26

EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Household Durables (cont’d.)
Leggett & Platt, Inc.	18,031	$369,636
Maytag Corp.	7,320	178,754
Newell Rubbermaid, Inc.	24,399	683,172
Snap-on, Inc.	5,751	166,952
Stanley Works	8,464	233,606
Tupperware Corp.	6,087	87,409
Whirlpool Corp.	6,054	385,640

		10,676,531

Household Products — 1.2%
Clorox Co.	49,932	2,129,600
Colgate-Palmolive Co.	68,657	3,978,673
Kimberly-Clark Corp.	336,682	17,554,599
Procter & Gamble Co.	195,249	17,412,306

		41,075,178

Industrial Conglomerates — 1.7%
3M Co.	249,575	32,190,183
General Electric Co.	407,100	11,675,628
Textron, Inc.	21,877	853,641
Tyco International, Ltd.	803,451	15,249,500

		59,968,952

Insurance — 4.9%
ACE, Ltd.	60,355	2,069,573
AFLAC, Inc.	29,241	899,161
Allstate Corp.	94,933	3,384,361
Ambac Financial Group, Inc.	18,914	1,253,052
American International Group, Inc.	1,262,921	69,687,981
Aon Corp.	7,123	171,522
Berkshire Hathaway, Inc. (Class “A” Stock)(a)	69	5,002,500
Chubb Corp.	34,850	2,091,000
Hartford Financial Services Group, Inc.	468,532	23,595,272
John Hancock Financial Services, Inc.	41,547	1,276,739
Lincoln National Corp.	34,594	1,232,584
Loews Corp.	432,000	20,429,280
Marsh & McLennan Cos., Inc.	219,997	11,235,247
MetLife, Inc.	178,694	5,060,614
Platinum Underwriters Holdings, Ltd. (Bermuda)	10,279	278,972
Travelers Property Casualty Corp. (Class “B” Stock)	160,419	2,529,808
XL Capital, Ltd. (Class “A” Stock) (Bermuda)	255,200	21,181,600

		171,379,266

Internet & Catalog Retail — 0.8%
eBay, Inc.(a)	168,198	17,522,868
InterActiveCorp(a)	241,800	9,568,026

		27,090,894

Internet Software & Services — 0.1%
Yahoo!, Inc.(a)	49,981	1,637,378

COMMON STOCKS (Continued)	Shares	Value (Note 2)
IT Consulting & Services — 1.7%
Affiliated Computer Services, Inc. (Class “A” Stock)(a)	37,133	$1,698,092
Electronic Data Systems Corp.	604,912	12,975,362
First Data Corp.(b)	573,164	23,751,916
Paychex, Inc.	665,886	19,517,119
Unisys Corp.(a)	97,675	1,199,449

		59,141,938

Leisure Equipment & Products — 0.1%
Eastman Kodak Co.	26,668	729,370
Mattel, Inc.	45,015	851,684

		1,581,054

Machinery — 0.8%
Caterpillar, Inc.	31,712	1,765,090
Cummins, Inc.	86,900	3,118,841
Danaher Corp.	80,515	5,479,046
Deere & Co.	42,776	1,954,863
Dover Corp.	44,007	1,318,450
Eaton Corp.	13,870	1,090,321
Illinois Tool Works, Inc.	35,389	2,330,365
Ingersoll-Rand Co. (Class “A” Stock) (Bermuda)	14,469	684,673
Navistar International Corp.(a)	187,000	6,101,810
PACCAR, Inc.	77,800	5,256,168

		29,099,627

Media — 5.4%
AOL Time Warner, Inc.(a)	411,939	6,628,099
Clear Channel Communications, Inc.(a)	423,132	17,936,565
Comcast Corp. (Class “A” Stock)(a)	481,627	14,535,503
Comcast Corp. (Special Class “A” Stock)(a)	422,838	12,190,419
Gannett Co., Inc.	24,462	1,878,926
Liberty Media Corp. (Class “A” Stock)(a)	728,301	8,419,160
McGraw Hill, Inc.	17,779	1,102,298
New York Times Co. (Class “A” Stock)	296,788	13,503,854
News Corp., Ltd., ADR (Australia)	629,000	15,756,450
Omnicom Group, Inc.	311,447	22,330,750
Tribune Co.	27,740	1,339,842
Univision Communications, Inc. (Class “A” Stock)(a)(b)	350,500	10,655,200
Viacom, Inc. (Class “B” Stock)(a)	1,370,472	59,834,808
Walt Disney Co.	138,499	2,735,355

		188,847,229

Metals & Mining — 5.1%
Alcoa, Inc.	1,822,614	46,476,657
Barrick Gold Corp. (Canada)	232,553	4,162,699
Companhia Vale do Rio Doce, ADR (Brazil)	1,089,800	32,323,468
Freeport-McMoRan Copper & Gold, Inc. (Class “B” Stock)(b)	2,247,533	55,064,558
Newmont Mining Corp.(b)	1,241,885	40,311,587

		178,338,969

SEE NOTES TO FINANCIAL STATEMENTS.

B27

EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Multi-line Retail — 1.0%
Costco Wholesale Corp.(a)	377,933	$13,832,348
Family Dollar Stores, Inc.	15,762	601,320
Federated Department Stores, Inc.	269,886	9,945,299
Kohl’s Corp.(a)	35,810	1,839,918
Sears, Roebuck & Co.	16,141	542,983
Target Corp.	171,638	6,494,782

		33,256,650

Multi-Utilities
Duke Energy Corp.	32,169	641,771
Mirant Corp.(a)	57,321	166,231

		808,002

Oil & Gas — 5.9%
Apache Corp.	277,580	18,059,355
BP PLC, ADR (United Kingdom)	22,067	927,255
Burlington Resources, Inc.	45,563	2,463,591
ChevronTexaco Corp.	270,426	19,524,757
ConocoPhillips, Inc.	83,670	4,585,116
Devon Energy Corp.	31,145	1,663,143
Encana Corp. (Canada)	39,088	1,499,807
ExxonMobil Corp.(e)	1,359,592	48,822,949
Kerr-McGee Corp.	459,400	20,581,120
Occidental Petroleum Corp.	134,800	4,522,540
Suncor Energy, Inc. (Canada)	1,381,200	25,758,681
TotalFinaElf SA, ADR (France)	782,900	59,343,820

		207,752,134

Paper & Forest Products — 0.8%
International Paper Co.	759,035	27,120,321
MeadWestvaco Corp.	27,362	675,841
Weyerhaeuser Co.	27,488	1,484,352

		29,280,514

Personal Products — 1.0%
Avon Products, Inc.	354,500	22,049,900
Estee Lauder Cos., Inc. (Class “A” Stock)	352,900	11,832,737
Gillette Co.	81,140	2,585,120

		36,467,757

Pharmaceuticals — 10.6%
Abbott Laboratories	1,084,138	47,441,879
Allergan, Inc.	299,700	23,106,870
AstraZeneca PLC, ADR (United Kingdom)(b)	417,800	17,033,706
Bristol-Myers Squibb Co.	81,140	2,202,951
Eli Lilly & Co.	89,015	6,139,365
Forest Laboratories, Inc.(a)	36,568	2,002,098
Johnson & Johnson	955,088	49,378,050
Merck & Co., Inc.	352,705	21,356,288
Mylan Laboratories, Inc.	194,150	6,750,595
Pfizer, Inc.(e)	2,759,766	94,246,009
Schering-Plough Corp.	712,000	13,243,200
Sepracor, Inc.(a)	950,900	17,144,727
Teva Pharmaceutical Industries, Ltd., ADR (Israel)	909,600	51,783,528

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Pharmaceuticals (cont’d.)
Watson Pharmaceuticals, Inc.(a)	15,801	$637,886
Wyeth	382,268	17,412,307

		369,879,459

Real Estate Investment Trust — 0.1%
iStar Financial, Inc.	78,100	2,850,650
Simon Property Group, Inc.	45,255	1,766,303

		4,616,953

Road & Rail — 0.3%
Burlington Northern Santa Fe Corp.	69,287	1,970,522
Canadian National Railway Co. (Canada)	146,500	7,070,090
Union Pacific Corp.	42,942	2,491,495

		11,532,107

Semiconductor Equipment & Products — 6.5%
Altera Corp.(a)(b)	1,133,200	18,584,480
Analog Devices, Inc.(a)	56,526	1,968,235
Applied Materials, Inc.(a)	1,384,628	21,960,200
ASML Holding NV (Netherlands)(a)	560,200	5,355,512
Axcelis Technologies, Inc.(a)	31,410	192,229
Broadcom Corp. (Class “A” Stock)(a)	20,025	498,823
Infineon Technologies AG, ADR (Germany)	483,900	4,640,601
Intel Corp.	3,557,735	73,943,964
KLA-Tencor Corp.(a)(b)	445,241	20,699,254
Linear Technology Corp.	22,276	717,510
LSI Logic Corp.(a)	262,500	1,858,500
Maxim Integrated Products, Inc.	51,339	1,755,281
Microchip Technology, Inc.	17,791	438,193
Micron Technology, Inc.(a)	40,097	466,328
Novellus Systems, Inc.(a)(b)	544,300	19,932,810
STMicroelectronics NV (Switzerland)	1,003,700	20,866,923
Texas Instruments, Inc.	1,794,102	31,576,195
Xilinx, Inc.(a)	54,787	1,386,659

		226,841,697

Software — 4.4%
Adobe Systems, Inc.	3,889	124,720
BMC Software, Inc.(a)	570,177	9,310,990
Electronic Arts, Inc.(a)	2,796	206,876
Intuit, Inc.(a)	52,503	2,337,959
Microsoft Corp.	3,697,869	94,702,425
Oracle Corp.(a)	1,171,846	14,085,589
PeopleSoft, Inc.(a)	15,961	280,754
SAP AG, ADR (Germany)(b)	606,100	17,710,242
Siebel Systems, Inc.(a)	81,336	775,945
Symantec Corp.(a)	2,858	125,352
Synopsys, Inc.(a)	1,077	66,613
VERITAS Software Corp.(a)	530,113	15,198,340

		154,925,805

Specialty Retail — 2.4%
AutoNation, Inc.(a)	28,560	448,963
Bed Bath & Beyond, Inc.(a)	18,031	699,783
Best Buy Co., Inc.(a)	526,147	23,108,376
CarMax, Inc.(a)	870,286	26,239,123
Home Depot, Inc.	781,112	25,870,429

SEE NOTES TO FINANCIAL STATEMENTS.

B28

EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Specialty Retail (cont’d.)
Lowe’s Cos., Inc.	98,990	$4,251,621
The Gap, Inc.	77,610	1,455,964

		82,074,259

Textiles & Apparel
NIKE, Inc. (Class “B” Stock)	22,570	1,207,269

Tobacco — 0.5%
Altria Group, Inc.	411,545	18,700,605

Wireless Telecommunication Services — 1.2%
AT&T Wireless Services, Inc.(a)	1,745,377	14,329,545
Nextel Communications, Inc. (Class “A” Stock)(a)	93,339	1,687,569
Sprint Corp. (PCS Group)(a)	94,569	543,772
Vodafone Group PLC, ADR (United Kingdom)	1,268,129	24,918,735

		41,479,621

TOTAL COMMON STOCKS (cost $3,433,917,016)		3,396,188,697

PREFERRED STOCK — 0.6%
Automobiles
Porsche AG (Germany) (cost $20,952,635)	48,663	20,620,507

TOTAL LONG-TERM INVESTMENTS (cost $3,454,869,651)		3,416,809,204

SHORT-TERM INVESTMENTS — 4.9%	Shares	Value (Note 2)
Mutual Fund — 3.9%
Prudential Core Investment Fund —Taxable Money Market Series (Note 4)(c)	138,051,525	$138,051,525

	Principal Amount (000)
Repurchase Agreement — 1.0%
State Street Bank & Trust Co., 0.50%, 7/1/03(d)	$34,688	34,687,944

OUTSTANDING OPTIONS PURCHASED(a)	Contracts
Put Option
AstraZeneca PLC, expiring 7/18/03 @ $40.00 (cost $49,725)	1,105	103,649

TOTAL SHORT-TERM INVESTMENTS (cost $172,789,194)		172,843,118

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN — 102.6% (cost $3,627,658,845; Note 6)		3,589,652,322

OUTSTANDING OPTIONS WRITTEN(a)
Call Option
AstraZeneca PLC, expiring 7/18/03 @ $50.00 (premium received $11,049)	1,105	(994)
TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN — 102.6% (cost $3,627,647,796)		3,589,651,328
VARIATION MARGIN ON OPEN FUTURES CONTRACTS(f)		470
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(91,379,080)

NET ASSETS — 100%		$3,498,272,718

The following abbreviations are used in portfolio descriptions:

ADR	American Depository Receipt

(a)	Non-income producing security.

(b)	Portion of securities on loan with an aggregate market value of $81,988,098; cash collateral $84,332,180 was received with which the portfolio purchased securities.

(c)	Represents security purchased with cash collateral received for securities on loan.

(d)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $34,688,426 due 7/1/03. The value of the collateral including accrued interest was $35,384,175.

(e)	Security segregated as collateral for futures contracts.

(f)	Open futures contracts as of June 30, 2003 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2003	Unrealized Depreciation
Long Positions:
78	S&P 500 Index	Sep. 03	$19,268,646	$18,979,350	$(289,296)

SEE NOTES TO FINANCIAL STATEMENTS.

B29

GLOBAL PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 96.1%		Value (Note 2)
COMMON STOCKS — 94.1%	Shares
Australia — 2.1%
Amcor, Ltd.	718,800	$3,914,353
BHP Billiton, Ltd.	739,167	4,283,040
Rio Tinto, Ltd.	207,046	4,055,966

		12,253,359

Bermuda — 1.6%
Accenture, Ltd. (Class “A” Stock)(a)	193,700	3,504,033
Weatherford International, Ltd.(a)	141,800	5,941,420

		9,445,453

Brazil — 0.5%
Unibanco — Uniao de Bancos Brasileiros SA, ADR	155,300	2,664,948

Finland — 1.0%
Nokia Oyj	338,100	5,567,605

France — 2.8%
TotalFinaElf SA	108,085	16,334,108

Republic of Germany — 3.2%
Deutsche Boerse AG	224,839	11,910,478
SAP AG, ADR	210,900	6,162,498

		18,072,976

Hong Kong — 2.9%
China Merchants Holdings International Co., Ltd.	4,458,367	4,002,048
China Oilfield Services, Ltd. (Class “H” Stock)	14,077,500	3,159,163
Cosco Pacific, Ltd.	9,210,000	9,625,552

		16,786,763

Israel — 1.1%
Teva Pharmaceutical Industries, Ltd., ADR	106,400	6,057,352

Italy — 2.9%
Eni SpA(b)	386,300	5,842,310
Riunione Adriatica di Sicurta SpA(b)	391,543	5,939,589
Tod’s SpA	155,722	4,842,534

		16,624,433

Japan — 6.7%
Canon, Inc.	175,000	8,030,398
Funai Electric Co., Ltd.	23,700	2,644,847
Lawson, Inc.	101,000	2,775,765
Mitsubishi Corp.	1,853,000	12,854,874
Nippon Telegraph & Telephone Corp.	1,411	5,534,716
Sohgo Security Services Co., Ltd.	224,100	2,700,584
Tokyo Gas Co., Ltd.	1,229,000	3,531,168

		38,072,352

Mexico — 2.8%
Grupo Financiero BBVA Bancomer, SA de CV(a)	6,368,900	5,394,991
Telefonos de Mexico, SA de CV (Class “L” Stock), ADR(b)	337,900	10,616,818

		16,011,809

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Netherlands — 0.9%
ING Groep NV	291,000	$5,055,988

South Korea — 1.8%
Samsung Electronics Co., Ltd.	35,200	10,461,281

Spain — 3.3%
Banco Popular Espanol SA	214,449	10,835,546
Telefonica SA(a)	685,182	7,954,835

		18,790,381

Switzerland — 0.8%
UBS AG	80,800	4,494,688

Taiwan — 1.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	6,511,000	10,723,115

United Kingdom — 14.4%
AstraZeneca PLC, ADR	138,100	5,630,337
Bunzl PLC	766,600	5,373,104
Exel PLC	1,076,302	11,047,083
GKN PLC	1,736,846	6,376,970
Hilton Group PLC	2,485,800	7,547,569
HSBC Holdings PLC	231,100	2,730,461
Reckitt Benckiser PLC	239,500	4,394,742
Royal Bank of Scotland Group PLC	498,605	13,987,131
Signet Group PLC	4,366,000	6,502,106
Tesco PLC	1,827,200	6,610,720
Vodafone Group PLC	6,352,154	12,421,168

		82,621,391

United States — 43.4%
Abbott Laboratories	96,800	4,235,968
Allergan, Inc.	98,600	7,602,060
American International Group, Inc.	61,500	3,393,570
Amgen, Inc.(a)	177,400	11,786,456
Analog Devices, Inc.(a)	80,800	2,813,456
Bank of New York Co., Inc.	265,500	7,633,125
Bed Bath & Beyond, Inc.(a)	223,700	8,681,797
BJ Services Co.(a)	247,400	9,242,864
Boise Cascade Corp.	132,400	3,164,360
Cisco Systems, Inc.(a)	385,600	6,435,664
Citigroup, Inc.	320,700	13,725,960
Clear Channel Communications, Inc.(a)	127,800	5,417,442
Colgate-Palmolive Co.(b)	47,800	2,770,010
Comcast Corp. (Special Class “A” Stock)(a)	140,800	4,059,264
Dell Computer Corp.(a)	146,300	4,675,748
First Data Corp.	164,600	6,821,024
Forest Laboratories, Inc.(a)	152,200	8,332,950
Gilead Sciences, Inc.(a)	128,900	7,164,262
Goldman Sachs Group, Inc.	123,500	10,343,125
InterActiveCorp(a)(b)	456,900	18,079,533
International Paper Co.	145,200	5,187,996
Kohl’s Corp.(a)	96,000	4,932,480
McKesson Corp.	161,200	5,761,288
MedImmune, Inc.(a)	82,400	2,996,888
Microsoft Corp.	379,400	9,716,434
Morgan Stanley	117,100	5,006,025
Omnicom Group, Inc.	117,500	8,424,750

SEE NOTES TO FINANCIAL STATEMENTS.

B30

GLOBAL PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
United States (Cont’d.)
Pfizer, Inc.	351,260	$11,995,529
Procter & Gamble Co.	43,200	3,852,576
Smith International, Inc.(a)(b)	256,300	9,416,462
Starbucks Corp.(a)	38,500	944,020
State Street Corp.(b)	115,100	4,534,940
Texas Instruments, Inc.	279,100	4,912,160
Univision Communications, Inc. (Class “A” Stock)(a)(b)	237,300	7,213,920
Viacom, Inc. (Class “B” Stock)(a)	64,100	2,798,606
Wal-Mart Stores, Inc.	160,000	8,587,200
Wendy’s International, Inc.	179,400	5,197,218

		247,857,130

TOTAL COMMON STOCKS (cost $519,031,326)		537,895,132

WARRANT(a) — 0.5%	Units
United Kingdom
Deutsche Bank 5 Year Equity (expiring 3/21/08) (cost $2,435,044)	369,500	2,639,240

PREFERRED STOCK — 1.5%	Shares
Germany
Porsche AG (cost $ 9,075,154)	20,883	8,848,983

TOTAL LONG-TERM INVESTMENTS (cost $530,541,524)		549,383,355

SHORT-TERM INVESTMENTS — 10.4%
Mutual Fund
Prudential Core Investment Fund —Taxable Money Market Series (cost $59,142,087; Note 4)(c)	59,142,087	59,142,087

OUTSTANDING OPTION PURCHASED(a)	Contracts
Put Option
AstraZeneca PLC, (expiring 7/18/03 @ $40.00) (cost $16,335)	363	34,049

TOTAL SHORT-TERM INVESTMENTS (cost $59,158,422)		59,176,136

TOTAL INVESTMENTS BEFORE OUTSTANDING OPTION WRITTEN — 106.5% (cost $589,699,946; Note 6)		608,559,491

OUTSTANDING OPTION WRITTEN(a)
Call Option
AstraZeneca PLC (expiring 7/18/03 @ $50.00) (premium received $3,630)	363	(326)

Value (Note 2)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTION WRITTEN — 106.5%	$608,559,165
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.5)%	(37,121,124)

TOTAL NET ASSETS — 100.0%	$571,438,041

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2003 were as follows:

Mutual Funds	10.4%
Pharmaceuticals	7.7%
Communications Equipment	5.8%
Capital Markets	5.5%
Commercial Banks	5.2%
Energy Equipment & Services	4.9%
Media	4.8%
Diversified Telecommunication Services	4.2%
Biotechnology	4.1%
Oil & Gas	3.9%
Diversified Financial Services	3.3%
Food & Staples Retailing	3.1%
Internet & Catalog Retail	3.1%
Software	2.8%
Specialty Retail	2.7%
Hotels, Restaurants & Leisure	2.3%
Trading Companies & Distributors	2.2%
Wireless Telecommunication Services	2.2%
Diversified Financials	2.0%
Air Freight & Logistics	1.9%
Household Products	1.9%
IT Services	1.8%
Transportation Infrastructure	1.7%
Paper & Forest Products	1.7%
Insurance	1.7%
Automobiles	1.5%
Metals & Mining	1.5%
Commercial Services & Supplies	1.4%
Office Electronics	1.4%
Semiconductors & Semiconductor Equipment	1.4%
Auto Components	1.1%
Banks	1.0%
Textiles & Apparel	0.9%
Multiline Retail	0.9%
Computers & Peripherals	0.8%
Health Care Providers & Services	0.7%
Industrial Conglomerates	0.7%
Containers & Packaging	0.7%
Gas Utilities	0.6%
Household Durables	0.5%
Airlines	0.5%

106.5%
Liabilities in excess of other assets	(6.5)%

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B31

GLOBAL PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

SEE NOTES TO FINANCIAL STATEMENTS.

The following abbreviations are used in portfolio descriptions:

ADR	American Depository Receipt

(a)	Non-income producing security.

(b)	Portion of securities on loan with an aggregate market value of $45,110,702; cash collateral of $46,367,350 was received with which the portfolio purchased securities.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

B32

HIGH YIELD BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 97.6% CORPORATE BONDS — 89.3%	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Aerospace/Defense — 1.7%
Esterline Technologies Corp., Sr. Sub. Notes	B1	7.75%	06/15/13	$4,500	$4,612,500
K&F Industries, Inc., Sr. Sub. Notes	B3	9.625%	12/15/10	1,500	1,665,000
K&F Industries, Inc., Sr. Sub. Notes, Ser. B	B3	9.25%	10/15/07	4,900	5,108,250
L-3 Communications Corp., Sr. Sub. Notes	Ba3	7.625%	06/15/12	4,750	5,225,000
Sequa Corp., Sr. Notes	B1	8.875%	04/01/08	2,000	2,090,000
Vought Aircraft Industries, Inc., Sr. Notes	B2	8.00%	07/15/11	3,300	3,316,500

					22,017,250

Asset Backed Security — 0.1%
Inner Harbor CBO, Sub. Bond, Ser. 2001-1A, Class B2 (Cayman Islands)	Ba2	11.19%	06/15/13	2,000	1,000,000

Building & Construction — 2.3%
American Standard, Inc., Gtd. Notes	Ba2	7.375%	04/15/05	3,000	3,180,000
Beazer Homes USA, Inc., Sr. Notes	Ba2	8.625%	05/15/11	1,820	2,015,650
D.R. Horton, Inc., Gtd. Notes(b)	Ba1	8.00%	02/01/09	3,000	3,337,500
D.R. Horton, Inc., Sr. Notes	Ba1	8.50%	04/15/12	3,250	3,656,250
KB HOME, Sr. Sub. Notes(b)	Ba3	8.625%	12/15/08	2,800	3,178,000
New Millenium Homes LLC, Sr. Notes(e)	NR	11.75%	12/31/07	2,781	1,390,500
Nortek, Inc., Sr. Sub. Notes, Ser. B	B3	9.875%	06/15/11	3,980	4,188,950
Toll Corp., Sr. Sub. Notes	Ba2	8.25%	02/01/11	4,150	4,627,250
WCI Communities, Inc., Gtd. Notes	Ba3	9.125%	05/01/12	4,000	4,260,000

					29,834,100

Cable — 2.7%
Avalon Cable Holdings, Sr. Disc. Notes, Zero Coupon (until 12/01/03)	Caa1	11.875%	12/01/08	5,000	4,781,250
Callahan Nordrhein-Westfalen, Sr. Disc. Notes, Zero Coupon (until 07/15/05) (Germany)(c)	Ca	16.00%	07/15/10	7,000	175,000
Charter Communications Holdings, Sr. Disc. Notes, Zero Coupon (until 05/15/06)	Ca	11.75%	05/15/11	3,150	1,590,750
Charter Communications Holdings, Sr. Notes(b)	Ca	8.625%	04/01/09	4,675	3,366,000
Charter Communications Holdings, Sr. Notes(b)	Ca	9.625%	11/15/09	3,150	2,299,500
Charter Communications Holdings, Sr. Notes	Ca	10.00%	04/01/09	1,000	765,000
Charter Communications Holdings, Sr. Notes(b)	Ca	10.00%	05/15/11	6,675	4,806,000
Charter Communications Holdings, Sr. Notes	Ca	10.25%	01/15/10	2,235	1,687,425
Charter Communications Holdings, Sr. Notes	Ca	10.75%	10/01/09	1,700	1,317,500
Charter Communications Holdings, Sr. Notes(b)	Ca	11.125%	01/15/11	800	620,000
CSC Holdings, Inc., Sr. Notes, Ser. B	B1	7.625%	04/01/11	150	151,500
CSC Holdings, Inc., Sr. Sub. Debs.	B2	10.50%	05/15/16	1,769	1,928,210
Mediacom Broadband LLC, Gtd. Notes	B2	11.00%	07/15/13	2,000	2,225,000
Mediacom LLC, Sr. Notes	B2	7.875%	02/15/11	2,000	1,990,000
NTL, Inc., Debs.	Caa2	11.20%	11/15/07	5,450	5,320,563
United Pan-Europe Communications NV, Sr. Disc. Notes, Ser. B, Zero Coupon (until 02/01/05)(c)	Ca	13.75%	02/01/10	3,000	412,500
United Pan-Europe Communications NV, Sr. Disc. Notes, Ser. B, Zero Coupon (until 08/01/04)(c)	Ca	12.50%	08/01/09	7,610	1,141,500

					34,577,698

Chemicals — 3.6%
Avecia Group PLC, Gtd. Notes (United Kingdom)	Caa1	11.00%	07/01/09	450	407,250
Equistar Chemicals LP, Gtd. Note(b)	B1	10.125%	09/01/08	1,465	1,508,950
Equistar Chemicals LP, Sr. Note(b)	B1	10.625%	05/01/11	2,500	2,562,500
Huntsman Advanced Materials LLC, Sr. Sec’d. Notes	B2	11.00%	07/15/10	4,500	4,680,000
Huntsman ICI Chemical, Sr. Sub. Notes	Caa1	10.125%	07/01/09	11,445	10,987,200
IMC Global, Inc., Gtd. Notes, Ser. B	B1	10.875%	06/01/08	1,000	1,040,000
IMC Global, Inc., Gtd. Notes, Ser. B	B1	11.25%	06/01/11	785	816,400
IMC Global, Inc., Notes	B2	6.55%	01/15/05	780	811,200
ISP Chemco, Inc., Gtd. Notes, Ser. B	B2	10.25%	07/01/11	3,200	3,616,000
Lyondell Chemical Co., Sec’d. Notes	Ba3	9.50%	12/15/08	245	232,750

SEE NOTES TO FINANCIAL STATEMENTS.

B33

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Chemicals (Cont’d.)
Lyondell Chemical Co., Sec’d. Notes(b)	Ba3	10.50%	06/01/13	$2,500	$2,500,000
Lyondell Chemical Co., Sec’d. Notes, Ser. B(b)	Ba3	9.875%	05/01/07	2,385	2,337,300
Lyondell Chemical Co., Sr. Sub. Notes	B2	10.875%	05/01/09	2,555	2,376,150
OM Group, Inc., Sr. Sub. Notes(b)	Caa2	9.25%	12/15/11	9,625	9,384,375
Rhodia SA, Sr. Sub. Notes (France)(b)	Ba3	8.875%	06/01/11	3,080	3,187,800

					46,447,875

Consumer Products & Services — 0.7%
Coinmach Corp., Sr. Notes	B2	9.00%	02/01/10	4,510	4,825,700
Goodyear Tire & Rubber Co., Notes(b)	B1	7.857%	08/15/11	1,500	1,095,000
Jacuzzi Brands, Inc., Sr. Sec’d. Notes	B3	9.625%	07/01/10	3,550	3,550,000

					9,470,700

Containers — 3.6%
Anchor Glass Container Corp., Sr. Sec’d. Notes(b)	B2	11.00%	02/15/13	2,150	2,348,875
Berry Plastics Corp., Gtd. Notes	B3	10.75%	07/15/12	2,920	3,212,000
BWAY Corp., Sr. Sub. Notes	B3	10.00%	10/15/10	4,500	4,567,500
Crown European Holdings SA, Sec’d. Notes (France)	B1	9.50%	03/01/11	3,750	4,050,000
Graham Packaging, Sr. Disc. Notes, Ser. B, Zero Coupon (until 01/15/03)	Caa2	10.75%	01/15/09	10,600	10,918,000
Greif Brothers Corp., Sr. Sub. Notes	B2	8.875%	08/01/12	5,250	5,643,750
Owens-Brockway, Sr. Sec’d. Notes	B1	7.75%	05/15/11	6,650	7,032,375
Owens-Brockway, Sr. Sec’d. Notes	B1	8.75%	11/15/12	1,255	1,361,675
Silgan Holdings, Inc., Sr. Sub. Debs.	B1	9.00%	06/01/09	6,665	6,898,275
United States Can Corp., Sr. Gtd. Sub. Notes, Ser. B	Caa1	12.375%	10/01/10	940	653,300

					46,685,750

Energy — 11.1%
AmeriGas Partners LP, Sr. Notes, Ser. C	B2	8.875%	05/20/11	2,950	3,215,500
Aquila, Inc., Sr. Notes(b)	Caa1	9.95%	02/01/11	1,500	1,320,000
Chesapeake Energy Corp., Sr. Notes	Ba3	8.125%	04/01/11	3,000	3,232,500
El Paso Corp., Sr. Notes(b)	Caa1	7.00%	05/15/11	3,680	3,348,800
El Paso Energy Partners LP, Sr. Sub. Notes, Ser. B	B1	8.50%	06/01/11	500	535,000
El Paso Production Holdings LP, Sr. Notes	B2	7.75%	06/01/13	12,200	12,169,500
Eott Energy Partners LP, Sr. Notes(c)	Caa2	11.00%	10/01/09	1,580	1,501,000
Ferrellgas Partners LP, Sr. Notes	B2	8.75%	06/15/12	1,400	1,519,000
Forest Oil Corp., Sr. Notes	Ba3	8.00%	06/15/08	1,250	1,337,500
Forest Oil Corp., Sr. Notes	Ba3	8.00%	12/15/11	3,100	3,332,500
Gazprom OAO, Notes (cost $5,640,785; purchased 02/21/03)(Russia)(b)	NR	9.625%	03/01/13	5,550	6,118,875
Gemstone Investors, Ltd., Gtd. Sr. Notes	Caa1	7.71%	10/31/04	2,655	2,641,725
GulfTerra Energy Partners LP, Gtd. Notes	B1	10.625%	12/01/12	725	837,375
GulfTerra Energy Partners LP, Sr. Sub. Notes	B1	6.25%	06/01/10	2,675	2,675,000
Hanover Equipment Trust, Sec’d. Notes	B2	8.50%	09/01/08	2,110	2,215,500
Hanover Equipment Trust, Sec’d. Notes	B2	8.75%	09/01/11	2,170	2,278,500
Houston Exploration Co., Sr. Sub. Notes	B2	7.00%	06/15/13	1,375	1,419,688
Houston Exploration Co., Sr. Sub. Notes	B2	8.625%	01/01/08	1,815	1,896,675
Leviathan Gas Pipeline, Sr. Gtd. Sub. Notes, Ser. B	B1	10.375%	06/01/09	2,000	2,135,000
Magnum Hunter Resources, Sr. Notes	B2	9.60%	03/15/12	2,225	2,447,500
Mirant Mid-Atlantic LLC, Pass-Thru Cert., Ser. A	B3	8.625%	06/30/12	3,158	3,126,361
Newfield Exploration Co., Sr. Sub. Notes(b)	Ba3	8.375%	08/15/12	7,000	7,883,750
Ocean Energy, Inc., Sr. Sub. Notes, Ser. B	Ba1	8.375%	07/01/08	3,000	3,138,750
Parker and Parsley, Sr. Notes	Ba1	8.875%	04/15/05	1,000	1,095,000
Parker Drilling Co., Sr. Notes, Ser. D	B1	9.75%	11/15/06	2,540	2,616,200
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	9.125%	10/13/10	3,350	4,053,500
Pioneer Natural Resources Co., Gtd. Notes	Ba1	7.50%	04/15/12	5,000	5,726,130
Plains All American Pipeline LP, Sr. Notes	Ba2	7.75%	10/15/12	4,620	5,174,400
Premcor Refining Group, Inc., Sr. Notes	Ba3	7.50%	06/15/15	925	911,125
Premcor Refining Group, Inc., Sr. Notes	Ba3	9.50%	02/01/13	4,025	4,447,625
Southern Energy, Sr. Notes(b)	Ca	7.40%	07/15/04	2,325	1,732,125
Southern Natural Gas Co., Sr. Notes(b)	B1	8.875%	03/15/10	2,900	3,161,000

SEE NOTES TO FINANCIAL STATEMENTS.

B34

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Energy (Cont’d.)
Stone Energy Corp., Sr. Sub. Notes	B2	8.25%	12/15/11	$7,000	$7,385,000
Tennessee Gas Pipeline Co., Debs.	B1	7.00%	03/15/27	3,530	3,574,125
Tennessee Gas Pipeline Co., Debs.(b)	B1	7.00%	10/15/28	2,125	2,021,406
Tennessee Gas Pipeline Co., Debs.	B1	7.625%	04/01/37	4,615	4,672,688
TransMontaigne, Inc., Sr. Sub. Notes	B3	9.125%	06/01/10	2,325	2,449,969
Vintage Petroleum, Inc., Sr. Sub. Notes	B1	8.625%	02/01/09	2,500	2,568,750
Vintage Petroleum, Inc., Sr. Sub. Notes	B1	9.75%	06/30/09	3,582	3,850,650
Williams Cos., Inc., Notes(b)	B3	7.125%	09/01/11	4,475	4,363,125
Williams Cos., Inc., Notes	B3	8.125%	03/15/12	5,045	5,171,125
Williams Cos., Inc., Notes	B3	9.25%	03/15/04	4,130	4,233,250
Williams Cos., Inc., Sr. Notes	B3	8.625%	06/01/10	3,275	3,422,375

					142,955,567

Food & Beverage — 2.0%
Agrilink Foods, Inc., Sr. Gtd. Notes	B3	11.875%	11/01/08	1,860	2,004,150
Carrols Corp., Sr. Gtd. Notes	B3	9.50%	12/01/08	2,885	2,805,662
Del Monte Corp., Sr. Sub. Notes	B2	8.625%	12/15/12	2,700	2,862,000
Dole Foods Co., Sr. Notes	B2	8.625%	05/01/09	2,400	2,538,000
Dole Foods Co., Sr. Notes	B2	8.875%	03/15/11	1,995	2,114,700
FRI-MRD Corp., Debs.(e)	NR	12.00%	01/31/05	2,430	1,579,728
Homeland Stores, Inc., Sr. Notes(c)(e)	NR	10.00%	08/01/03	4,260	170,400
National Restaurant Enterprises Holdings, Inc., Sr. Notes(c)	Caa2	10.75%	11/15/07	269	26,875
National Restaurant Enterprises Holdings, Inc., Sr. Notes(c)	Caa2	13.00%	05/15/08	286	28,625
Smithfield Foods, Inc., Notes	Ba2	7.75%	05/15/13	900	965,250
Smithfield Foods, Inc., Sr. Notes(b)	Ba2	8.00%	10/15/09	2,560	2,771,200
Sun World International, Inc., Gtd. Notes, Ser. B(c)	Caa1	11.25%	04/15/04	1,050	693,000
Tricon Global Restaurants, Inc, Sr. Notes	Ba1	7.45%	05/15/05	1,000	1,075,000
Tricon Global Restaurants, Inc., Sr. Notes	Ba1	8.875%	04/15/11	5,000	5,925,000

					25,559,590

Gaming — 5.6%
Argosy Gaming Co., Sr. Sub. Notes	B2	9.00%	09/01/11	810	874,800
Aztar Corp., Sr. Sub. Notes	Ba3	8.875%	05/15/07	1,250	1,304,688
Boyd Gaming Corp., Sr. Sub. Notes(b)	B1	8.75%	04/15/12	1,500	1,642,500
Circus Circus, Debs.	Ba2	6.70%	11/15/96	1,680	1,696,800
Circus Enterprises, Inc., Sr. Notes(b)	Ba2	6.45%	02/01/06	1,220	1,262,700
Coast Hotels & Casinos, Inc., Sr. Sub. Notes	B2	9.50%	04/01/09	2,000	2,140,000
Harrah’s Operating Co., Inc., Sr. Gtd. Sub. Notes	Ba1	7.875%	12/15/05	3,000	3,262,500
Isle of Capri Casinos, Inc., Sr. Sub. Notes	B2	9.00%	03/15/12	1,430	1,558,700
Mandalay Resort Group, Sr. Notes	Ba2	9.50%	08/01/08	2,250	2,576,250
MGM Grand, Inc., Gtd. Notes	Ba2	9.75%	06/01/07	10,051	11,407,885
MGM Mirage, Inc., Gtd. Notes	Ba1	8.50%	09/15/10	1,410	1,656,750
Mohegan Tribal Gaming Authority, Sr. Sub. Notes	Ba3	8.00%	04/01/12	1,695	1,830,600
Park Place Entertainment Corp., Sr. Notes	Ba1	7.50%	09/01/09	5,700	6,241,500
Park Place Entertainment Corp., Sr. Sub. Notes	Ba2	7.875%	12/15/05	3,500	3,731,875
Park Place Entertainment Corp., Sr. Sub. Notes(b)	Ba2	8.125%	05/15/11	1,530	1,679,175
Park Place Entertainment Corp., Sr. Sub. Notes	Ba2	9.375%	02/15/07	355	393,162
Station Casinos, Inc., Sr. Sub. Notes(b)	B2	9.875%	07/01/10	6,350	6,985,000
Sun International Hotels, Ltd., Sr. Sub. Notes (Bahamas)	B2	8.875%	08/15/11	5,980	6,473,350
Venetian Casino Resort LLC, Second Mtge. Notes(b)	B3	11.00%	06/15/10	8,460	9,538,650
Wynn Las Vegas LLC, Second Mtge. Notes	B3	12.00%	11/01/10	5,050	5,580,250

					71,837,135

Healthcare — 8.2%
ALARIS Medical, Inc., Sr. Disc. Notes, Zero Coupon (until 08/01/03)	Caa2	11.125%	08/01/08	4,925	5,195,875
ALARIS Medical, Inc., Sr. Sec’d. Notes	B2	11.625%	12/01/06	1,500	1,822,500
ALARIS Medical, Inc., Sr. Sub. Notes	B3	7.25%	07/01/11	3,000	3,037,500
Alliance Imaging, Inc., Sr. Sub. Notes(b)	B3	10.375%	04/15/11	2,000	2,090,000
Columbia/HCA Healthcare Corp., Debs.	Ba1	7.50%	12/15/23	600	614,539

SEE NOTES TO FINANCIAL STATEMENTS.

B35

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Healthcare (Cont’d.)
Columbia/HCA Healthcare Corp., M.T.N.	Ba1	8.70%	02/10/10	$3,000	$3,573,123
Columbia/HCA Healthcare Corp., M.T.N.	Ba1	8.85%	01/01/07	1,464	1,676,674
Columbia/HCA Healthcare Corp., Notes	Ba1	9.00%	12/15/14	4,000	4,834,576
Columbia/HCA Healthcare Corp., Sr. Notes	Ba1	8.36%	04/15/24	2,000	2,251,786
Concentra Operating Corp., Sr. Gtd. Sub. Notes	B3	13.00%	08/15/09	2,317	2,595,040
Coventry Health Care, Inc., Sr. Notes	Ba3	8.125%	02/15/12	2,800	3,038,000
Fresenius Medical Care Trust, Gtd. Notes	Ba2	7.875%	06/15/11	3,000	3,165,000
Fresenius Medical Care Trust, Sr. Notes	NR	7.875%	02/01/08	2,250	2,368,125
Hanger Orthopedic Group, Inc., Gtd. Notes	B2	10.375%	02/15/09	1,000	1,105,000
Hanger Orthopedic Group, Inc., Sr. Sub. Notes(b)	B3	11.25%	06/15/09	1,785	1,927,800
Harborside Healthcare Corp., Gtd. Notes, Zero Coupon (until 08/01/04)(c)(e)	D	12.00%	08/01/07	1,475	280,250
HCA, Inc., Notes	Ba1	7.125%	06/01/06	7,220	7,849,115
HEALTHSOUTH Corp., Sr. Notes(b)(c)	Caa2	6.875%	06/15/05	2,300	1,828,500
HEALTHSOUTH Corp., Sr. Notes(b)(c)	Caa2	7.375%	10/01/06	750	588,750
HEALTHSOUTH Corp., Sr. Notes(b)(c)	Caa2	8.50%	02/01/08	2,000	1,570,000
La Quinta Properties, Inc., Sr. Notes	Ba3	8.875%	03/15/11	3,725	3,967,125
Magellan Health Services, Inc., Sr. Notes(b)(c)	Caa3	9.375%	11/15/07	6,770	6,770,000
MedQuest, Inc., Sr. Sub. Notes	B3	11.875%	08/15/12	4,050	4,212,000
Omnicare, Inc., Sr. Sub. Notes(b)	Ba2	6.125%	06/01/13	2,375	2,422,500
Res-Care, Inc., Sr. Notes	B2	10.625%	11/15/08	2,400	2,256,000
Rotech Healthcare, Inc., Sr. Sub. Notes	B2	9.50%	04/01/12	2,760	2,835,900
Select Medical Corp., Sr. Sub. Notes(b)	B2	9.50%	06/15/09	2,415	2,623,294
Senior Housing Properties Trust, Sr. Notes	Ba2	8.625%	01/15/12	10,100	10,756,500
Service Corp. International, Debs.(b)	B1	7.875%	02/01/13	2,000	2,000,000
Service Corp. International, Notes	B1	6.00%	12/15/05	473	476,548
Service Corp. International, Notes	B1	6.50%	03/15/08	2,750	2,688,125
Tenet Healthcare Corp., Sr. Notes	Ba3	6.375%	12/01/11	1,125	1,053,281
Tenet Healthcare Corp., Sr. Notes	Ba3	6.50%	06/01/12	2,950	2,736,125
Triad Hospitals Holding, Sr. Notes, Ser. B	B1	8.75%	05/01/09	1,100	1,170,125
Triad Hospitals Holding, Sr. Sub. Notes	B2	11.00%	05/15/09	4,555	5,021,887
Ventas Realty LP, Sr. Notes	Ba3	8.75%	05/01/09	2,000	2,160,000
Ventas Realty LP, Sr. Notes	Ba3	9.00%	05/01/12	900	981,000

					105,542,563

Industrials — 5.4%
Actuant Corp., Sr. Sub. Notes, Ser. A	B2	13.00%	05/01/09	780	912,600
Alliant Techsystems, Inc., Sr. Sub. Notes	B2	8.50%	05/15/11	1,910	2,120,100
Allied Waste of North America, Inc., Sr. Notes	Ba3	7.625%	01/01/06	1,250	1,295,312
Allied Waste of North America, Inc., Sr. Notes	Ba3	7.875%	01/01/09	4,560	4,770,900
Allied Waste of North America, Inc., Sr. Notes	Ba3	7.875%	04/15/13	4,075	4,263,469
Allied Waste of North America, Inc., Sr. Notes(b)	Ba3	8.50%	12/01/08	8,200	8,815,000
Allied Waste of North America, Inc., Sr. Notes(b)	B2	10.00%	08/01/09	3,810	4,048,125
Browning-Ferris Industries, Inc., Deb. Notes(b)	Ba3	7.40%	09/15/35	2,000	1,840,000
Gentek, Inc., Sr. Sub. Notes(c)	Ca	11.00%	08/01/09	3,385	29,619
International Wire Group, Inc., Sr. Sub. Notes	Caa1	11.75%	06/01/05	2,300	1,472,000
International Wire Group, Inc., Sr. Sub. Notes, Ser. B	Caa1	11.75%	06/01/05	700	448,000
Iron Mountain, Inc., Gtd. Notes	B2	8.625%	04/01/13	2,650	2,835,500
Joy Global, Inc., Gtd. Notes, Ser. B(b)	B2	8.75%	03/15/12	4,725	5,173,875
Manitowoc Co., Inc., Sr. Sub. Notes(b)	B2	10.50%	08/01/12	4,150	4,606,500
Motors & Gears, Inc., Sr. Notes	Caa1	10.75%	11/15/06	4,000	3,500,000
Rexnord Corp., Sr. Sub. Notes	B3	10.125%	12/15/12	3,575	3,932,500
Stellex Industries, Inc., Sr. Sub. Notes (cost $3,593,591; purchased 10/23/97)(c)(e)(f)	Caa3	9.50%	11/01/07	4,000	520
SPX Corp., Sr. Notes(b)	Ba3	6.25%	06/15/11	1,250	1,275,000
Terex Corp., Sr. Sub. Notes	B3	8.875%	04/01/08	650	676,000
Terex Corp., Sr. Sub. Notes	B3	9.25%	07/15/11	2,825	3,036,875
Terex Corp., Sr. Sub. Notes	B3	10.375%	04/01/11	3,445	3,806,725

SEE NOTES TO FINANCIAL STATEMENTS.

B36

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Industrials (Cont’d.)
Thermadyne Holdings Corp., Deb. Notes, Zero Coupon (until 06/01/03)(c)	C	1.00%	06/01/08	$2,375	$95
Tyco International Group SA, Notes	Ba2	6.125%	11/01/08	50	52,250
Tyco International Group SA, Notes(b)	Ba2	6.375%	10/15/11	3,475	3,666,125
Tyco International Group SA, Notes (Luxembourg)	Ba2	6.75%	02/15/11	1,600	1,696,000
United Rentals, Inc., Gtd. Notes, Ser. B	B2	9.25%	01/15/09	1,250	1,231,250
United Rentals, Inc., Gtd. Notes, Ser. B	B2	9.50%	06/01/08	3,475	3,492,375
United Rentals, Inc., Sr. Notes	B1	10.75%	04/15/08	1,000	1,092,500

					70,089,215

Lodging & Leisure — 4.5%
Extended Stay America, Inc., Sr. Sub. Notes	B2	9.875%	06/15/11	1,860	1,999,500
Felcor Lodging LP, Gtd. Notes	B1	8.50%	06/01/11	1,600	1,612,000
Felcor Lodging LP, Gtd. Notes(b)	B1	9.50%	09/15/08	6,170	6,370,525
Felcor Suites LP, Gtd. Notes	B1	7.375%	10/01/04	600	607,500
Hilton Hotels Corp., Notes	Ba1	7.625%	12/01/12	1,550	1,697,250
Hilton Hotels Corp., Sr. Notes	Ba1	7.50%	12/15/17	285	293,550
HMH Properties, Inc., Sr. Gtd. Notes, Ser. A(b)	Ba3	7.875%	08/01/05	1,000	1,017,500
HMH Properties, Inc., Sr. Gtd. Notes, Ser. B(b)	Ba3	7.875%	08/01/08	5,570	5,653,550
Host Marriott LP, Sr. Notes(b)	Ba3	9.50%	01/15/07	6,815	7,326,125
Intrawest Corp., Sr. Notes(b)	B1	10.50%	02/01/10	6,720	7,224,000
ITT Corp., Debs	Ba1	6.75%	11/15/05	3,030	3,162,581
ITT Corp., Sr. Sub. Notes, Ser. B	Ba1	7.375%	11/15/15	1,250	1,292,187
La Quinta Inns, Inc., Sr. Notes	Ba3	7.40%	09/15/05	1,000	1,037,500
Regal Cinemas, Inc., Sr. Sub. Notes, Ser. B	B2	9.375%	02/01/12	5,000	5,512,500
Royal Caribbean Cruises, Ltd., Sr. Notes (Liberia)(b)	Ba2	8.125%	07/28/04	1,185	1,220,550
Starwood Hotels & Resorts Worldwide, Inc., Notes	Ba1	7.375%	05/01/07	5,900	6,209,750
Starwood Hotels & Resorts Worldwide, Inc., Notes(b)	Ba1	7.875%	05/01/12	2,235	2,447,325
Vail Resorts, Inc., Gtd. Notes	B2	8.75%	05/15/09	3,500	3,657,500

					58,341,393

Media — 7.9%
Alliance Atlantis, Sr. Sub. Notes (Canada)	B1	13.00%	12/15/09	3,520	4,012,800
American Color Graphics, Inc., Gtd. Notes	B3	12.75%	08/01/05	4,500	4,511,250
American Media Operations, Inc., Gtd. Notes, Ser. B	B2	10.25%	05/01/09	1,510	1,630,800
CanWest Media, Inc., Sr. Sub. Notes (Canada)	B1	7.625%	04/15/13	1,500	1,593,750
CanWest Media, Inc., Sr. Sub. Notes (Canada)	B2	10.625%	05/15/11	3,000	3,420,000
Clear Channel Communications, Inc., Notes	Baa3	7.875%	06/15/05	3,200	3,521,696
Coaxial Communications, Inc., Notes	B3	10.00%	08/15/06	2,720	2,805,000
Dex Media East LLC, Sr. Sub. Notes	B3	12.125%	11/15/12	7,900	9,341,750
DirecTV Holdings, Sr. Notes	B1	8.375%	03/15/13	4,650	5,184,750
Echostar DBS Corp., Sr. Notes	Ba3	9.125%	01/15/09	7,960	8,895,300
Echostar DBS Corp., Sr. Notes	Ba3	10.375%	10/01/07	9,150	10,133,625
Entercom Radio LLC, Gtd. Notes	Ba3	7.625%	03/01/14	3,855	4,201,950
Gray Television, Inc., Sr. Sub. Notes	B3	9.25%	12/15/11	4,325	4,779,125
Moore NA Finance, Inc., Sr. Notes	B1	7.875%	01/15/11	2,300	2,397,750
Phoenix Color Corp., Sr. Sub. Notes	Caa2	10.375%	02/01/09	4,000	3,800,000
PRIMEDIA, Inc., Sr. Notes	B3	8.875%	05/15/11	2,000	2,105,000
Quebecor Media, Inc., Sr. Disc. Notes, Zero Coupon (until 07/15/06) (Canada)	B2	13.75%	07/15/11	3,125	2,593,750
Quebecor Media, Inc., Sr. Notes (Canada)	B2	11.125%	07/15/11	2,900	3,320,500
R.H. Donnelley Finance Corp., Sr. Sub. Notes(b)	B2	10.875%	12/15/12	3,025	3,524,125
Rogers Cable, Inc., Notes (Canada)	Ba2	6.25%	06/15/13	3,000	2,992,500
Sinclair Broadcast Group, Inc., Gtd. Notes	B2	8.00%	03/15/12	3,825	4,083,187
Sinclair Broadcast Group, Inc., Gtd. Notes	B2	8.00%	03/15/12	775	819,563
Sinclair Broadcast Group, Inc., Gtd. Notes(b)	B2	8.75%	12/15/11	2,500	2,743,750
Star Choice Communications, Sr. Sec’d. Notes (Canada)	B3	13.00%	12/15/05	2,750	2,935,625
Vertis, Inc., Gtd. Notes, Ser. B	B3	10.875%	06/15/09	1,700	1,700,000
Vertis, Inc., Sec’d. Notes	B3	9.75%	04/01/09	4,500	4,680,000

					101,727,546

SEE NOTES TO FINANCIAL STATEMENTS.

B37

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Metals & Mining — 1.7%
AK Steel Corp., Notes	B1	7.75%	06/15/12	$4,720	$3,917,600
AK Steel Corp., Sr. Notes	B1	7.875%	02/15/09	2,360	2,006,000
Arch Western Finance LLC, Sr. Notes	Ba2	6.75%	07/01/13	3,700	3,792,500
Century Aluminum Co., First Mtge. Notes	B1	11.75%	04/15/08	3,850	3,927,000
Peabody Energy Corp., Sr. Notes	Ba3	6.875%	03/15/13	3,975	4,163,812
Sheffield Steel Corp., Sr. Sec’d. Notes	NR	10.00%	04/30/07	916	549,360
UCAR Finance, Inc., Gtd. Notes	B3	10.25%	02/15/12	2,525	2,474,500
United States Steel LLC, Sr. Notes	B1	9.75%	05/15/10	600	609,000

					21,439,772

Paper & Forest Products — 3.7%
Cascades, Inc., Sr. Notes	Ba1	7.25%	02/15/13	850	888,250
Cascades, Inc., Sr. Notes (Canada)	Ba1	7.25%	02/15/13	3,010	3,168,025
Georgia-Pacific Corp., Debs.(b)	Ba3	7.70%	06/15/15	1,000	962,500
Georgia-Pacific Corp., Debs.	Ba3	8.625%	04/30/25	1,300	1,215,500
Georgia-Pacific Corp., Sr. Notes(b)	Ba3	8.125%	05/15/11	270	277,425
Georgia-Pacific Corp., Sr. Notes(b)	Ba2	9.375%	02/01/13	11,175	12,320,437
Louisiana-Pacific Corp., Sr. Notes	Ba1	8.50%	08/15/05	1,000	1,080,000
Norampac, Inc., Sr. Notes (Canada)	Ba2	6.75%	06/01/13	2,500	2,625,000
Riverwood International Corp., Gtd. Notes(b)	Caa1	10.875%	04/01/08	3,485	3,572,125
Riverwood International Corp., Sr. Notes	B3	10.625%	08/01/07	960	996,000
Smurfit-Stone Container Corp., Sr. Notes(b)	B2	7.50%	06/01/13	3,150	3,213,000
Smurfit-Stone Container Corp., Sr. Notes	B2	8.25%	10/01/12	9,000	9,652,500
Stone Container Corp., Sr. Notes	B2	8.375%	07/01/12	5,700	6,113,250
Stone Container Corp., Sr. Notes	B2	9.75%	02/01/11	430	470,850
Stone Container Corp., Sr. Sub Notes (Canada)	B2	11.50%	08/15/06	1,510	1,611,925

					48,166,787

Retail & Supermarkets — 2.8%
Ahold Finance USA, Inc., Notes(b)	B1	8.25%	07/15/10	1,225	1,255,625
AutoNation, Inc., Gtd. Notes(b)	Ba2	9.00%	08/01/08	375	416,250
Delhaize America, Inc., Gtd. Notes	Ba1	8.125%	04/15/11	6,860	7,511,700
Dillards, Inc., Notes, Ser. A(b)	Ba3	6.43%	08/01/04	760	763,800
DIMON, Inc., Gtd. Notes, Ser. B	Ba3	9.625%	10/15/11	850	935,000
Dominos, Inc., Sr. Sub. Notes(b)	B3	8.25%	07/01/11	1,750	1,806,875
JC Penney Co., Inc., Deb. Notes	Ba3	7.40%	04/01/37	3,565	3,716,512
JC Penney Co., Inc., Deb. Notes	Ba3	8.00%	03/01/10	2,350	2,461,625
Pantry, Inc., Sr. Notes	B3	10.25%	10/15/07	2,615	2,693,450
Rite Aid Corp., Deb. Notes(b)	Caa2	6.875%	08/15/13	1,435	1,241,275
Rite Aid Corp., Deb. Notes	Caa2	7.70%	02/15/27	1,870	1,542,750
Rite Aid Corp., Notes	Caa2	6.875%	12/15/28	2,800	2,184,000
Rite Aid Corp., Sr. Sec’d. Notes	B2	8.125%	05/01/10	3,175	3,286,125
Saks, Inc., Gtd. Notes	B1	7.375%	02/15/19	4,500	4,275,000
The Great Atlantic & Pacific Tea Co., Inc.(b)	B3	7.75%	04/15/07	1,340	1,252,900
Winn-Dixie Stores, Inc., Gtd. Notes(b)	Ba2	8.875%	04/01/08	645	683,700

					36,026,587

Technology — 4.0%
Amkor Technology, Inc., Sr. Notes(b)	B1	9.25%	02/15/08	1,670	1,736,800
Ampex Corp., Sec’d. Notes(c)	NR	12.00%	08/15/08	6,258	938,769
Avaya, Inc., Sec’d. Notes	B2	11.125%	04/01/09	1,000	1,095,000
Fairchild Semiconductor Corp., Gtd. Notes	B2	10.375%	10/01/07	3,750	3,944,550
Flextronics International, Ltd., Sr. Sub. Notes (Singapore)(b)	Ba2	6.50%	05/15/13	6,795	6,540,188
Flextronics International, Ltd., Sr. Sub. Notes (Singapore)(b)	Ba2	9.875%	07/01/10	845	925,275
Interact Operating Co., Inc., PIK(c)(e)	D	14.00%	08/01/03	3,086	30,856
Lucent Technologies, Inc., Notes(b)	Caa1	5.50%	11/15/08	3,450	2,906,625
Nortel Networks, Ltd., Notes (Canada)	B3	6.125%	02/15/06	685	664,450
ON Semiconductor Corp., Gtd. Notes	Caa1	13.00%	05/15/08	3,200	3,232,000

SEE NOTES TO FINANCIAL STATEMENTS.

B38

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Technology (Cont’d.)
Sanmina-SCI Corp., Sr. Sec’d. Note(b)	Ba2	10.375%	01/15/10	$2,375	$2,648,125
Seagate Technology International, Sr. Notes (Cayman Islands)	Ba2	8.00%	05/15/09	2,000	2,165,000
Unisys Corp., Sr. Notes	Ba1	7.25%	01/15/05	6,200	6,455,750
Unisys Corp., Sr. Notes	Ba1	8.125%	06/01/06	2,200	2,354,000
Xerox Capital Europe PLC, Gtd. Notes (United Kingdom)	B1	5.875%	05/15/04	4,950	4,974,750
Xerox Corp., Sr. Notes	B1	7.125%	06/15/10	3,500	3,495,625
Xerox Corp., Sr. Notes(b)	B1	7.625%	06/15/13	5,575	5,581,969
Xerox Corp., Sr. Notes	B1	9.75%	01/15/09	1,195	1,344,375

					51,034,107

Telecommunications — 6.1%
AT&T Broadband Corp., Notes	Baa3	8.375%	03/15/13	0	125
Bestel SA de CV, Sr. Disc. Notes (Mexico)(c)	NR	12.75%	05/15/05	900	90,000
Cellnet Data Systems, Inc., Sr. Disc. Notes (cost $2,566,560; purchased 01/26/99)(c)(e)(f)	NR	14.00%	10/01/07	3,680	37
Crown Castle International Corp., Sr. Notes(b)	B3	10.75%	08/01/11	2,990	3,259,100
Dobson Communications, Sr. Notes(b)	B3	10.875%	07/01/10	400	432,000
Nextel Communications, Inc., Sr. Disc. Notes	B3	9.95%	02/15/08	2,500	2,612,500
Nextel Communications, Inc., Sr. Disc. Notes	B3	10.65%	09/15/07	4,635	4,785,638
Nextel Communications, Inc., Sr. Notes(b)	B3	9.375%	11/15/09	1,445	1,551,569
Nextel Communications, Inc., Sr. Notes(b)	B3	9.50%	02/01/11	4,160	4,607,200
Nextel Communications, Inc., Term Loan B (cost $1,064,520; purchased 05/07/02)(f)(g)	NR	4.69%	06/30/08	1,241	1,236,151
Nextel Communications, Inc., Term Loan C (cost $1,064,520; purchased 05/07/02)(f)(g)	NR	4.94%	12/31/08	1,241	1,236,151
Qwest Capital Funding, Inc., Gtd. Notes(b)	Caa2	5.875%	08/03/04	4,175	3,997,562
Qwest Capital Funding, Inc., Gtd. Notes(b)	Caa2	6.25%	07/15/05	11,750	10,868,750
Qwest Capital Funding, Inc., Gtd. Notes(b)	Caa2	7.75%	08/15/06	8,350	7,765,500
Qwest Services Corp., Sr. Sec’d. Notes	CCC+	13.50%	12/15/10	11,335	12,808,550
Rogers Wireless Communications, Inc., Sec’d. Notes	Ba3	9.625%	05/01/11	1,300	1,495,000
Telus Corp., Notes (Canada)	Ba1	8.00%	06/01/11	6,210	7,172,550
Tritel PCS, Inc., Gtd. Notes	Baa2	10.375%	01/15/11	3,977	4,861,883
Triton PCS, Inc., Sr. Notes(b)	B2	8.50%	06/01/13	4,500	4,837,500
U.S. West Communications, Inc., Debs.(b)	Ba3	7.50%	06/15/23	2,000	1,920,000
Verizon Wireless, Inc., Notes	A3	5.375%	12/15/06	3,000	3,295,032

					78,832,798

Transportation — 3.6%
American Axle & Manufacturing, Inc., Gtd. Notes	Ba2	9.75%	03/01/09	3,940	4,235,500
AMR Corp., Deb. Notes	Caa2	10.00%	04/15/21	1,695	1,033,950
AMR Corp., M.T.N.	B2	10.40%	03/15/11	1,000	680,000
AMR Corp., M.T.N.	B2	10.55%	03/12/21	1,425	869,250
AMR Corp., Notes	B2	10.40%	03/10/11	1,000	680,000
ArvinMeritor, Inc., Notes(b)	Baa3	8.75%	03/01/12	6,000	6,720,000
Calair Capital Corp., Gtd. Notes	Caa2	8.125%	04/01/08	1,978	1,671,410
Continental Airlines, Inc., Sr. Notes(b)	Caa2	8.00%	12/15/05	490	438,550
Delta Air Lines, Inc., Debs.	B3	10.375%	12/15/22	1,280	940,800
Delta Air Lines, Inc., Notes	B3	7.70%	12/15/05	6,185	5,411,875
Delta Air Lines, Inc., Sr. Notes	B3	8.30%	12/15/29	2,105	1,484,025
Holt Group, Inc., Sr. Notes(c)	NR	9.75%	01/15/06	800	24,000
Kansas City Southern Railway, Sr. Notes	Ba3	7.50%	06/15/09	2,750	2,849,688
Lear Corp., Gtd. Notes, Ser. B	Ba1	7.96%	05/15/05	1,900	2,023,500
Navistar International Corp., Sr. Notes, Ser. B(b)	Ba3	9.375%	06/01/06	1,300	1,413,750
Northwest Airlines, Inc., Gtd. Notes	Caa1	8.70%	03/15/07	1,000	785,000
Northwest Airlines, Inc., Gtd. Notes	Caa1	8.875%	06/01/06	350	276,500
Northwest Airlines, Inc., Gtd. Notes	Caa1	9.875%	03/15/07	1,000	790,000
Offshore Logistics, Inc., Sr. Notes	Ba2	6.125%	06/15/13	4,200	4,210,500
Standyne Automotive Corp., Sr. Sub. Notes, Ser. B	Caa1	10.25%	12/15/07	1,180	955,800

SEE NOTES TO FINANCIAL STATEMENTS.

B39

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Transportation (Cont’d.)
Stena AB, Sr. Notes (Sweden)	Ba3	8.75%	06/15/07	$3,700	$3,811,000
Stena AB, Sr. Notes (Sweden)	Ba3	9.625%	12/01/12	1,600	1,758,000
Trism, Inc., Gtd. Notes(c)	NR	12.00%	02/15/05	1,305	130
TRW Automotive, Inc., Sr. Notes	B1	9.375%	02/15/13	2,700	2,929,500

					45,992,728

Utilities — 8.0%
AES Corp., Sec’d. Notes	B2	8.75%	05/15/13	9,300	9,672,000
AES Corp., Sr. Notes(b)	B3	9.375%	09/15/10	9,200	9,246,000
AES Corp., Sr. Notes(b)	B3	9.50%	06/01/09	1,325	1,338,250
AES Corp., Sr. Sub. Notes	Caa1	10.25%	07/15/06	700	693,000
AES Eastern Energy LP, Ser. 99-A	Ba1	9.00%	01/02/17	3,210	3,410,625
AES Drax Holdings, Ltd., Sr. Sec’d. Bond, Ser B. (Cayman Islands)	Caa2	10.41%	12/31/20	10,295	6,485,850
Beaver Valley II Funding Corp., Debs.	Ba1	9.00%	06/01/17	4,000	4,794,956
Calpine Canada Energy Finance, Gtd. Notes (Canada)(b)	B1	8.50%	05/01/08	2,500	1,950,000
Calpine Corp., Sr. Notes(b)	B1	8.50%	02/15/11	7,420	5,565,000
Calpine Corp., Sr. Notes	B1	8.75%	07/15/07	5,000	4,087,500
CMS Energy Corp., Sr. Notes	B3	9.88%	10/15/07	2,225	2,372,406
Cogentrix Energy, Inc., Gtd. Notes, Ser. B	B1	8.75%	10/15/08	2,040	1,754,400
Cogentrix Energy, Inc., Sr. Notes	B1	8.10%	03/15/04	938	855,925
Dynegy Holdings, Inc., Debs.	Caa2	7.125%	05/15/18	675	550,125
Dynegy Holdings, Inc., Debs.	Caa2	7.625%	10/15/26	1,425	1,161,375
Dynegy Holdings, Inc., Sr. Notes(b)	Caa2	6.75%	12/15/05	4,825	4,559,625
Dynegy Holdings, Inc., Sr. Notes(b)	Caa2	7.45%	07/15/06	2,700	2,571,750
Edison Mission Energy, Sr. Notes	B2	7.73%	06/15/09	3,630	3,103,650
Edison Mission Energy, Sr. Notes	B2	9.875%	04/15/11	750	693,750
Homer City Funding LLC, Gtd. Notes	Ba2	8.137%	10/01/19	2,125	2,268,438
Midland Funding II, Debs.	Ba3	13.25%	07/23/06	2,875	3,248,750
Midland Funding II Corp., Debs.	Ba3	11.75%	07/23/05	9,170	9,903,600
Mirant Americas Generation LLC, Sr. Notes(b)	Caa3	7.20%	10/01/08	1,050	661,500
Mirant Americas Generation LLC, Sr. Notes	Caa3	7.625%	05/01/06	4,260	3,280,200
Orion Power Holdings, Inc., Sr. Notes	B2	12.00%	05/01/10	5,055	5,863,800
PG&E Corp., Sr. Sec’d. Notes	NR	6.875%	07/15/08	3,270	3,392,625
Reliant Energy Mid-Atlantic Power, Pass-thru Certs., Ser. C(b)	Baa2	9.681%	07/02/26	1,000	1,000,000
USEC, Inc., Sr. Notes	Ba2	6.75%	01/20/09	1,000	880,000
Westar Energy, Inc., First Mtge. Notes	Ba1	7.875%	05/01/07	4,280	4,782,900
York Power Funding, Sr. Sec’d. Notes (Cayman Islands) (cost $2,978,000; purchased 07/31/98)(c)(e)(f)	D	12.00%	10/30/07	2,958	2,484,720

					102,632,720

TOTAL CORPORATE BONDS (cost $1,119,590,800)					1,150,211,881

CONVERTIBLE BONDS — 0.8%
Nortel Networks Corp., (Canada)(b)	B3	4.25%	09/01/08	3,810	3,209,925
Solectron Corp.(b)	Ba3	0.01%	11/20/20	4,650	2,580,750
Tyco International Group SA (Luxembourg)	Ba2	2.75%	01/15/18	2,950	3,178,625
Tyco International Group SA (Luxembourg)	Ba2	3.125%	01/15/23	1,650	1,806,750

TOTAL CONVERTIBLE BONDS (cost $9,878,524)					10,776,050

FOREIGN GOVERNMENT OBLIGATIONS — 3.0%
Federal Republic of Brazil (Brazil)	B2	8.00%	04/15/14	5,117	4,496,388
Federal Republic of Brazil (Brazil)	B2	11.00%	08/17/40	3,485	3,153,925
Federal Republic of Colombia (Colombia)	Ba2	10.00%	01/23/12	1,852	2,074,240

SEE NOTES TO FINANCIAL STATEMENTS.

B40

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

FOREIGN GOVERNMENT OBLIGATIONS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Federal Republic of Colombia (Colombia)(b)	Ba2	10.75%	01/15/13	$2,551	$2,984,670
Federal Republic of El Salvador (El Salvador)	Baa3	7.75%	01/24/23	6,530	6,807,525
Federal Republic of Panama (Panama)	Ba1	9.63%	02/08/11	5,000	5,800,000
Federal Republic of Peru (Peru)	Ba2	4.50%	03/07/17	1,932	1,502,130
Federal Republic of Ukraine (Ukraine)	NR	11.00%	03/15/07	2,875	3,156,398
Russian Federation (Russia)	Ba3	5.00%	03/31/30	4,000	3,886,000
Russian Federation (Russia)	Ba2	5.00%	03/31/30	5,000	4,850,000

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (cost $33,284,940)					38,711,276

COMMON STOCKS — 0.2%				Shares
Adelphia Business Solutions, Inc. (Class “B” Stock)(a)				25,755	554
Birch Telecom, Inc.(a)				15,652	157
Classic Communications, Inc.(a)(e)				6,000	60
Contour Energy Co.(a)				115,200	3,226
IMPSAT Fiber Networks, Inc., (Argentina)(a)				27,776	31,942
Kaiser Group Holdings, Inc., 7.00%(a)(e)				47,054	616,407
NTL, Inc.(a)				30,930	1,055,332
Premier Cruises, Ltd., (cost $0; purchased 09/15/99)(a)(f)				74,058	74
PSF Group Holdings, Inc.(a)				220	330,375
RCN Corp.(a)				156	309
Samuels Jewelers, Inc.(a)				36,825	2,394
Sheffield Steel Corp.(a)				135,158	540,632
Star Gas Partners LP				2,561	56,265
Stellex Technologies, Inc.(a)				859	1
Systems Holding, Inc.(a)(e)				29,402	294
Trism, Inc.(a)				82,628	41
York Research Corp.(a)(c)(e)				4,155	0

TOTAL COMMON STOCKS (cost $12,487,449)					2,638,063

PREFERRED STOCKS(a) — 4.2%
Adelphia Communications Corp., PIK, 13.00%(c)				5,000	1,250
AmeriKing, Inc., PIK, 13.00%(c)				36,672	367
CSC Holdings, Inc., 11.125%				162,254	16,631,035
CSC Holdings, Inc., PIK, 11.75%				165,260	16,980,465
Dobson Communications, PIK, 12.25%				2,855	2,854,896
Eagle-Picher Holdings, Inc., 11.75%				170	748,000
Electronic Retailing Systems International (cost $0; purchased 09/09/97)(e)(f)				1,046	10
Fitzgeralds Gaming Corp., 15.00%(e)				50,000	500
Global Crossing Holdings, Ltd., PIK, 7.00%(c)				17,103	171
InterAct Electronic Mktg, Inc., 14.00%				4,400	44
Kaiser Government Programs, Inc., 7.00%(e)				39,057	391
Kaiser Group Holdings, Inc., 7.00%(e)				29,291	1,374,480
McLeodUSA, Inc., 2.50%				18,063	130,776
New Millenium Homes(e)				3,000	30
NTL Europe, Inc., 10.00%				15	30
Paxon Communications, Inc., PIK, 13.25%				990	9,850,500
PRIMEDIA, Inc., 10.00%				20,918	2,008,128
Sinclair Capital, PIK, 11.625%				10,000	1,052,500
TVN Entertainment Corp., 14.00%(e)				140,320	308,704
Viasystems, Inc., PIK, 8.00%				60,627	6
World Access, Inc., 13.25%, (cost $2,000,000; purchased 02/11/00)(e)(f)				1,435	1
Xerox Corp.				16,920	1,768,140

TOTAL PREFERRED STOCKS (cost $61,251,336)					53,710,424

SEE NOTES TO FINANCIAL STATEMENTS.

B41

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

WARRANTS(a) — 0.1%	Expiration Date	Units	Value (Note 2)
Allegiance Telecommunications, Inc.	02/03/08	3,800	$475
Asia Pulp & Paper, Ltd. (cost $0; purchased 03/09/00)(f)	03/15/05	1,295	233
Bell Technology Group, Ltd.	05/01/05	1,250	12
Bestel SA de CV, (Mexico)	05/15/05	2,500	0
Birch Telecom, Inc.	06/15/08	2,500	25
Electronic Retailing Systems(e)	02/01/04	2,000	20
GT Group Telecommunication, Inc., (Canada)	02/01/10	3,050	1,144
Harborside Healthcare Corp.(e)	08/01/09	27,270	273
HF Holdings, Inc.	09/27/09	18,093	181
ICG Communications, Inc.	09/15/05	20,790	208
InterAct Electronic Mktg, Inc.	08/01/03	4,400	44
InterAct Systems, Inc.	08/01/03	4,400	44
McLeodUSA, Inc.	04/16/07	40,027	16,411
MGC Communications, Inc.	10/01/04	1,950	27
National Restaurant Enterprises Holdings, Inc.	05/15/08	250	3
Pagemart, Inc.(e)	12/31/03	9,200	9
Price Communications Corp.	08/01/07	6,880	231,030
Primus Telecommunications Group	08/01/04	1,500	15
Star Choice Communications, Inc., (cost $0; purchased 12/18/97)(f)	12/15/05	69,480	277,920
Sterling Chemical Holdings, Inc.	08/15/08	560	6
Tellus Corp.	09/15/05	42,866	0
USN Communications, Inc.	08/15/04	10,590	106
Verado Holdings, Inc., Ser. B	04/15/08	1,175	12
Versatel Telecommunications	05/15/08	2,000	20
Wam!Net, Inc.	03/01/05	3,000	30
XM Satellite Radio, Inc.	03/03/10	5,005	50
TOTAL WARRANTS (cost $2,058,761)			528,298

RIGHT
Netia Holdings BV(e) (cost $0)		302,168	239,960

TOTAL LONG-TERM INVESTMENTS (cost $1,238,551,810)			1,256,815,952

SHORT-TERM INVESTMENT — 16.7%		Shares
MUTUAL FUND
Prudential Core Investment Fund — Taxable Money Market Series (Note 4)(d) (cost $215,470,209)		215,470,209	215,470,209

TOTAL INVESTMENTS — 114.3% (cost $1,454,022,019; Note 6)			1,472,286,161
LIABILITIES IN EXCESS OF OTHER ASSETS — (14.3)%			(183,874,300)

TOTAL NET ASSETS — 100.0%			$1,288,411,861

The following abbreviations are used in portfolio descriptions:

CBO	Collateralized Bond Obligation
M.T.N.	Medium Term Note
PIK	Payment-in-kind

(a)	Non-income producing security.

(b)	Portion of securities on loan with an aggregate market value of $200,176,643; cash collateral of $207,067,647 was received with which the portfolio purchased securities.

(c)	Represents issuer in default on interest payments, non-income producing security.

(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities of loan.

(e)	Indicates a fair valued security.

(f)	Indicates a restricted security; the aggregate cost of the restricted securities is $13,267,191. The aggregate value, $5,235,817 is approximately 0.4% of net assets.

(g)	Loan participation agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

B42

JENNISON PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS — 98.0%	Shares	Value (Note 2)
Automobiles — 0.8%
Harley-Davidson, Inc.	332,800	$13,265,408

Beverages — 1.2%
Anheuser Busch Cos., Inc.	366,400	18,704,720

Biotechnology — 8.3%
Amgen, Inc.(a)	918,900	61,051,716
Genentech, Inc.(a)	443,700	31,999,644
Gilead Sciences, Inc.(a)	396,000	22,009,680
MedImmune, Inc.(a)	417,900	15,199,023

		130,260,063

Capital Markets — 3.8%
Goldman Sachs Group, Inc.	337,500	28,265,625
Merrill Lynch & Co., Inc.	664,100	31,000,188

		59,265,813

Commercial Banks — 0.9%
Bank One Corp.	375,600	13,964,808

Commercial Services & Supplies — 1.6%
First Data Corp.	442,200	18,324,768
Paychex, Inc.	220,900	6,474,579

		24,799,347

Communications Equipment — 4.8%
Cisco Systems, Inc.(a)	2,762,900	46,112,801
Nokia Oyj, ADR (Finland)	1,752,200	28,788,646

		74,901,447

Computers & Peripherals — 5.6%
Dell Computer Corp.(a)	1,129,300	36,092,428
Hewlett-Packard Co.	1,724,400	36,729,720
International Business Machines Corp. (IBM)	192,500	15,881,250

		88,703,398

Consumer Finance — 3.0%
American Express Co.	946,900	39,589,889
SLM Corp.	198,300	7,767,411

		47,357,300

Diversified Financials — 1.5%
Citigroup, Inc.	566,000	24,224,800

Electronic Equipment & Instruments — 0.6%
Agilent Technologies, Inc.(a)	466,000	9,110,300

Energy Equipment & Services — 3.4%
BJ Services Co.(a)	423,200	15,810,752
Schlumberger, Ltd.	792,500	37,699,225

		53,509,977

Food & Staples Retailing — 3.6%
Wal-Mart Stores, Inc.	817,000	43,848,390
Whole Foods Market, Inc.(a)	254,400	12,091,632

		55,940,022

Health Care Equipment & Supplies — 2.0%
Boston Scientific Corp.(a)	277,600	16,961,360
Medtronic, Inc.	318,700	15,288,039

		32,249,399

COMMON STOCKS
(Continued)	Shares	Value (Note 2)
Hotels Restaurants & Leisure — 2.8%
Marriott International, Inc. (Class “A” Stock)	407,600	$15,659,992
Starbucks Corp.(a)	1,149,100	28,175,932

		43,835,924

Household Products — 1.1%
Procter & Gamble Co. (The)	195,400	17,425,772

Industrial Conglomerates — 2.1%
3M Co.	252,100	32,515,858

Insurance — 3.3%
American International Group, Inc.	615,337	33,954,296
XL Capital, Ltd. (Class “A” Stock)	214,900	17,836,700

		51,790,996

Internet & Catalog Retail — 0.9%
eBay, Inc.(a)	135,400	14,105,972

Media — 6.8%
Clear Channel Communications, Inc.(a)	307,800	13,047,642
New York Times Co. (The) (Class “A” Stock)	246,900	11,233,950
Omnicom Group, Inc.	185,700	13,314,690
Univision Communications, Inc. (Class “A” Stock)(a)(b)	777,900	23,648,160
Viacom, Inc. (Class “B” Stock)(a)	1,026,719	44,826,551

		106,070,993

Multi-line Retail — 2.7%
Kohl’s Corp.(a)	826,600	42,470,708

Oil & Gas — 2.2%
Total Fina Elf SA (France)	223,950	33,843,951

Personal Products — 1.0%
Avon Products, Inc.	250,400	15,574,880

Pharmaceuticals — 10.1%
Abbott Laboratories	771,300	33,752,088
Allergan, Inc.	270,000	20,817,000
AstraZeneca PLC, ADR (United Kingdom)	323,100	13,172,787
Forest Laboratories, Inc.(a)	402,800	22,053,300
Johnson & Johnson	355,300	18,369,010
Pfizer, Inc.	764,091	26,093,708
Teva Pharmaceutical Industries Ltd., ADR (Israel)	434,100	24,713,313

		158,971,206

Semiconductor Equipment & Products — 11.6%
Analog Devices, Inc.(a)	323,700	11,271,234
Applied Materials, Inc.(a)	1,402,000	22,235,720
Intel Corp.	1,870,500	38,876,472
KLA-Tencor Corp.(a)(b)	479,400	22,287,306
Novellus Systems, Inc.(a)(b)	614,700	22,510,929
STMicroelectronics NV, NY Shares (Netherlands)	883,400	18,365,886
Texas Instruments, Inc.	1,486,400	26,160,640
Xilinx, Inc.(a)	836,800	21,179,408

		182,887,595

SEE NOTES TO FINANCIAL STATEMENTS.

B43

JENNISON PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Software — 5.5%
Microsoft Corp.	2,420,300	$61,983,883
SAP AG, ADR (Germany)	827,500	24,179,550

		86,163,433

Specialty Retail — 5.0%
Bed Bath & Beyond, Inc.(a)	823,400	31,956,154
CarMax, Inc.(a)	60,500	1,824,075
Lowe’s Cos., Inc.	323,200	13,881,440
Tiffany & Co.	928,200	30,333,576

		77,995,245

Wireless Telecommunication Services — 1.8%
Vodafone Group PLC, ADR (United Kingdom)(b)	1,467,300	28,832,445

TOTAL COMMON STOCKS (cost $1,504,188,025)		1,538,741,780

PREFERRED STOCK — 1.1%
Automobiles
Porsche AG (Germany)
(cost $19,087,179)	42,366	17,952,210

TOTAL LONG-TERM INVESTMENTS (cost $1,523,275,204)		1,556,693,990

SHORT-TERM INVESTMENTS — 3.1%	Shares	Value (Note 2)
Mutual Fund
Prudential Core Investment Fund —Taxable Money Market Series (cost $48,066,609; Note 4)(c)	48,066,609	$48,066,609
	Contracts
OUTSTANDING OPTION PURCHASED(a)
Put Option
AstraZeneca PLC, expiring 7/18/03 @ $40.00 (cost $38,430)	854	80,105

TOTAL SHORT-TERM INVESTMENTS (cost $48,105,039)		48,146,714

TOTAL INVESTMENTS BEFORE OUTSTANDING OPTION WRITTEN — 102.2%
(cost $1,571,380,243; Note 6)		1,604,840,704

OUTSTANDING OPTION WRITTEN(a)
Call Option
AstraZeneca PLC, expiring 7/18/03 @$50.00 (premium received $8,539)	854	(769)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTION WRITTEN — 102.2%		1,604,839,935
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(34,552,805)

NET ASSETS — 100%		$1,570,287,130

The following abbreviations are used in portfolio descriptions:

ADR	American Depository Receipt

(a)	Non-income producing security.

(b)	Portion of securities on loan with an aggregate market value of $38,166,072; cash collateral of $40,152,812 was received with which the portfolio purchased securities.

(c)	Represents security, or a portion thereof, purchased with cash collateral for securities on loan.

SEE NOTES TO FINANCIAL STATEMENTS.

B44

JENNISON 20/20 FOCUS PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 96.2%
COMMON STOCKS — 93.2%	Shares	Value (Note 2)
Aerospace & Defense — 2.8%
Northrop Grumman Corp.	23,500	$2,027,815

Biotechnology — 3.9%
Amgen, Inc.(a)	42,800	2,843,632

Capital Markets — 3.1%
Merrill Lynch & Co., Inc.	48,400	2,259,312

Communications Equipment — 2.9%
Cisco Systems, Inc.(a)	128,000	2,136,320

Computers & Peripherals — 5.5%
Dell Computer Corp.(a)	68,900	2,202,044
Hewlett-Packard Co.	85,800	1,827,540

		4,029,584

Consumer Finance — 3.0%
American Express Co.	52,000	2,174,120

Containers & Packaging — 1.5%
Temple-Inland, Inc.	26,200	1,124,242

Diversified Telecommunication Services — 1.3%
BellSouth Corp.	35,500	945,365

Energy Equipment & Services — 11.5%
BJ Services Co.(a)	63,900	2,387,304
ENSCO International, Inc.	65,700	1,767,330
GlobalSantaFe Corp. (Cayman Islands)	84,400	1,969,896
Schlumberger, Ltd.	49,800	2,368,986

		8,493,516

Hotels, Restaurants & Leisure — 4.8%
Marriott International, Inc. (Class “A” Stock)	41,100	1,579,062
Starbucks Corp.(a)	81,100	1,988,572

		3,567,634

Industrial Conglomerates — 2.3%
3M Co.	13,300	1,715,434

Insurance — 11.1%
Allstate Corp.	28,100	1,001,765
American International Group, Inc.	34,400	1,898,192
Hartford Financial Services Group, Inc.	35,900	1,807,924
XL Capital, Ltd. (Cayman Islands) (Class “A” Stock)	41,300	3,427,900

		8,135,781

Media — 7.2%
Knight-Ridder, Inc.	16,500	1,137,345
Liberty Media Corp. (Class “A” Stock)(a)	164,700	1,903,932
Viacom, Inc. (Class “B” Stock)(a)	51,200	2,235,392

		5,276,669

Multi-line Retail — 2.3%
Kohl’s Corp.(a)	32,800	1,685,264

Office Electronics — 3.3%
Xerox Corp.(a)	232,800	2,465,352

Paper & Forest Products — 2.5%
Boise Cascade Corp.	76,600	1,830,740

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Pharmaceuticals — 6.1%
Allergan, Inc.	23,700	$1,827,270
AstraZeneca PLC, ADR(United Kingdom)	27,200	1,108,944
Merck & Co., Inc.	25,500	1,544,025

		4,480,239

Semiconductors & Semiconductor Equipment — 4.7%
Applied Materials, Inc.(a)	108,900	1,727,154
Xilinx, Inc.(a)	68,200	1,726,142

		3,453,296

Software — 4.3%
Microsoft Corp.	98,400	2,520,024
Synopsys, Inc.(a)	11,000	680,350

		3,200,374

Specialty Retail — 5.7%
Bed Bath & Beyond, Inc.(a)	52,900	2,053,049
Tiffany & Co.	65,300	2,134,004

		4,187,053

Tobacco — 3.4%
Altria Group, Inc.	54,900	2,494,656

TOTAL COMMON STOCKS (cost $65,208,854)		68,526,398

PREFERRED STOCK — 3.0%
Media
News Corp. Ltd., ADR (Australia) (cost $1,936,090)	86,100	2,156,805

TOTAL LONG-TERM INVESTMENTS (cost $67,144,944)		70,683,203

SHORT-TERM INVESTMENT — 4.7%
Mutual Fund
Prudential Core Investment Fund —Taxable Money Market Series (cost $3,460,579; Note 4)	3,460,579	3,460,579

TOTAL INVESTMENTS — 100.9% (cost $70,605,523; Note 6)		74,143,782
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(631,545)

NET ASSETS — 100%		$73,512,237

The following abbreviations are used in portfolio descriptions:

ADR	American Depository Receipt

(a)	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

B45

MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Bank Notes — 1.3%
American Express Centurion Bank(a)	1.08%	07/29/03	$17,000	$16,998,593

Certificates of Deposit-Canadian — 0.8%
Toronto Dominion	1.10%	11/06/03	10,000	10,000,000

Certificates of Deposit-Domestic — 0.2%
American Express Centurion Bank	0.96%	07/25/03	2,000	2,000,000

Certificates of Deposit-Eurodollar — 0.5%
Depfa Bank PLC	1.23%	09/08/03	6,000	6,000,000

Certificates of Deposit-Yankee — 15.1%
Bayerische Landesbank Girozentrale	1.28%	12/01/03	30,000	30,000,000
BNP Paribas SA	1.60%	11/21/03	30,000	30,000,000
BNP Paribas SA	1.33%	04/13/04	20,000	20,000,000
Danske Bank	1.32%	10/23/03	20,000	20,000,000
Dresdner Bank AG(a)	1.30%	07/03/03	15,000	15,000,000
Landesbank Hessen-Thuringren	1.10%	12/08/03	14,000	14,000,000
Natexis Banque, New York	1.00%	08/19/03	64,000	63,999,565

				192,999,565

Commercial Paper — 55.4%
Alliance & Leicester PLC	1.27%	07/09/03	2,035	2,034,426
Allianz Finance Corp.	1.28%	07/22/03	49,100	49,063,339
Amsterdam Funding Corp.	1.14%	07/11/03	17,893	17,887,334
Aventis	1.27%	07/25/03	15,000	14,987,300
Aventis	0.92%	09/22/03	8,250	8,232,501
BMW U.S. Capital Corp. LLC	0.95%	07/24/03	32,276	32,256,410
Citicorp	1.00%	07/14/03	14,000	13,994,944
Delaware Funding Corp.	1.00%	07/22/03	15,000	14,991,250
Den Norske Bank ASA	1.20%	09/12/03	10,000	9,975,667
Den Norske Bank ASA	1.28%	11/18/03	11,000	10,945,244
Edison Asset Securitization LLC	1.24%	08/07/03	53,000	52,932,454
Falcon Asset Securitization Corp.	1.00%	07/25/03	26,000	25,982,667
GE Financial Assurance Holdings, Inc.	1.00%	07/25/03	4,000	3,997,333
General Electric Capital Corp.	1.15%	09/04/03	1,500	1,496,885
Hamburgische Landesbank Girozentrale	1.28%	10/08/03	25,000	24,912,000
Hamburgische Landesbank Girozentrale	1.32%	10/17/03	13,692	13,637,780
HBOS Treasury Services PLC	1.20%	09/22/03	15,000	14,958,500
HSBC Bank USA, Inc.	1.14%	08/13/03	311	310,577
ING U.S. Funding LLC	1.02%	07/08/03	18,000	17,996,430
JP Morgan Chase & Co.	1.28%	07/21/03	30,000	29,978,667
Long Lane Master Trust IV	1.00%	07/21/03	3,121	3,119,266
Nationwide Building Society	1.15%	09/08/03	5,000	4,988,979
New Center Asset Trust	1.02%	08/15/03	15,000	14,980,875
New Center Asset Trust	1.27%	08/29/03	17,642	17,605,280
Nordeutsche Landesbank	1.00%	07/18/03	64,000	63,969,778
PB Finance Delaware	1.04%	07/11/03	24,000	23,993,066
PB Finance Delaware	1.24%	07/21/03	15,000	14,989,667
Santander Hispano Finance Delaware, Inc.	1.29%	08/18/03	20,000	19,965,733
Santander Hispano Finance Delaware, Inc.	1.03%	09/09/03	25,000	24,949,931
Sheffield Receivables Corp.	1.08%	07/15/03	9,592	9,587,971
Societe Generale North America	1.09%	11/06/03	15,000	14,941,867
Sony Global Treasury Services	1.23%	08/26/03	20,000	19,961,733
Spintab/Swedmortgage AB	1.24%	08/04/03	23,000	22,973,064
Stadshypotek Delaware	1.24%	07/21/03	5,000	4,996,556
Svenska Handelsbank, Inc.	1.27%	07/02/03	11,200	11,199,605
Swedbank, Inc.	1.20%	09/02/03	7,000	6,985,300
Total Fina Elf Capital Corp.	1.30%	07/01/03	49,154	49,154,000
Toyota Motor Credit	1.04%	07/17/03	17,117	17,109,088

				706,043,467

SEE NOTES TO FINANCIAL STATEMENTS.

B46

MONEY MARKET PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Other Corporate Obligations — 18.4%
American Express Credit Corp.(a)	1.35%	07/07/03	$8,000	$8,000,000
GE Capital Assurances Co. (cost $8,000,000; purchased 7/22/02)(a)(b)	1.14%	07/22/03	8,000	8,000,000
General Electric Capital Corp.(a)	1.32%	07/09/03	16,000	16,000,000
General Electric Capital Corp.(a)	1.17%	07/17/03	25,000	25,000,000
General Electric Capital Corp.(a)	1.36%	08/20/03	5,000	5,002,817
Goldman Sachs Group, Inc.(a)	1.27%	09/15/03	45,000	45,000,000
Merrill Lynch & Co., Inc.(a)	1.31%	07/11/03	28,000	28,000,000
Merrill Lynch & Co., Inc.(a)	1.43%	09/02/03	19,000	19,029,334
Metropolitan Life Insurance (cost $9,000,000; purchased 9/26/02)(a)(b)	1.39%	07/03/03	9,000	9,000,000
Metropolitan Life Insurance (cost $9,000,000; purchased 2/7/03)(a)(b)	1.37%	08/07/03	9,000	9,000,000
Morgan Stanley(a)	1.28%	07/15/03	25,000	25,000,000
Pacific Life Insurance (cost $3,000,000; purchased 9/9/02)(a)(b)	1.32%	09/11/03	3,000	3,000,000
Park Granada LLC	1.15%	07/24/03	28,000	27,979,428
Travelers Insurance Co. (cost $7,000,000; purchased 7/8/02)(a)(b)	1.36%	07/08/03	7,000	7,000,000

				235,011,579

U.S. Government Obligations — 8.3%
Federal Home Loan Bank	1.43%	03/08/04	15,000	15,000,000
Federal Home Loan Bank	1.40%	06/02/04	25,000	25,000,000
Federal Home Loan Bank	1.25%	07/02/04	15,000	15,000,000
Federal Home Loan Mortgage Corp.	0.90%	10/31/03	25,000	24,923,750
Federal Home Loan Mortgage Corp.	1.30%	04/22/04	15,000	14,840,283
Federal National Mortgage Association	5.63%	05/14/04	10,000	10,366,465

				105,130,498

TOTAL INVESTMENTS — 100.0% (amortized cost $1,274,183,702; Note 6)(c)				1,274,183,702

LIABILITIES IN EXCESS OF OTHER ASSETS				(414,884)

NET ASSETS — 100%				$1,273,768,818

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2003.

(b)	Indicates a restricted security and deemed illiquid. The aggregate cost and value of restricted securities is $36,000,000, and represents 2.83% of net assets.

(c)	Federal income tax basis is the same as for financial reporting purposes.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2003 was as follows:

Commercial Banks	40.3%
Asset Backed Securities	12.3
Security Brokers & Dealers	9.2
Federal Credit Agencies	8.2
Life Insurance	7.0
Mortgage Bankers	4.0
Petroleum Refining	3.9
Motor Vehicle Parts	3.9
Short Term Business Credit	3.7
Bank Holding Companies	3.5
Pharmaceuticals	1.8
Phono, Tape & Records	1.6
Finance Services	0.6

100.0
Liabilities in excess of other assets	(—)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B47

SMALL CAPITALIZATION STOCK PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 99.2%		Value (Note 2)
COMMON STOCKS — 99.2%	Shares
Advertising — 0.2%
ADVO, Inc.(a)	26,600	$1,181,040

Aerospace — 1.4%
AAR Corp.	42,350	298,991
Alliant Techsystems, Inc.(a)	51,237	2,659,713
Curtiss-Wright Corp.	13,700	865,840
DRS Technologies, Inc.(a)	29,900	834,808
GenCorp, Inc.	57,900	514,731
Kaman Corp. (Class “A” Stock)	30,000	350,700
Trimble Navigation, Ltd.(a)	42,200	967,646
Triumph Group, Inc.(a)	21,100	594,387

		7,086,816

Agricultural Products & Services — 0.2%
Delta & Pine Land Co.(b)	50,600	1,112,188

Airlines — 0.6%
Atlantic Coast Airlines Holdings, Inc.(a)	60,200	812,098
Frontier Airlines, Inc.(a)	39,450	358,206
Mesa Air Group, Inc.(a)	41,800	334,400
SkyWest, Inc.	76,800	1,463,808

		2,968,512

Apparel — 1.2%
Fossil, Inc.(a)	61,950	1,459,542
Genesco, Inc.(a)	28,900	511,530
Pacific Sunwear of California, Inc.(a)	66,900	1,611,621
Phillips-Van Heusen Corp.	40,400	550,652
Russell Corp.	43,100	818,900
Wolverine World Wide, Inc.	53,112	1,022,937

		5,975,182

Appliances & Home Furnishings — 0.1%
Applica, Inc.(a)	31,300	266,050
Fedders Corp.	39,380	120,897
Salton, Inc.(a)(b)	14,900	134,398

		521,345

Autos – Cars & Trucks — 0.4%
Midas, Inc.(a)	20,000	242,400
Myers Industries, Inc.	40,051	380,484
Standard Motor Products, Inc.	16,650	184,815
TBC Corp.(a)	28,600	544,830
Tower Automotive, Inc.(a)	74,800	273,768
Wabash National Corp.(a)	34,100	478,423

		2,104,720

Banks and Savings & Loans — 7.4%
Anchor BanCorp Wisconsin, Inc.	32,600	778,814
BankUnited Financial Corp. (Class “A” Stock)(a)	39,200	789,880
Boston Private Financial Holdings, Inc.	30,150	635,562
Chittenden Corp.	48,500	1,326,475
Commercial Federal Corp.	58,925	1,249,210
Community First Bankshares, Inc.	51,200	1,397,760
Cullen/Frost Bankers, Inc.	68,400	2,195,640
Dime Community Bancshares	33,850	861,483
Downey Financial Corp.	37,244	1,538,177
East West Bancorp, Inc.	32,000	1,156,480
First Bancorp/Puerto Rico	53,300	1,463,085

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Banks and Savings & Loans (cont’d.)
First Midwest Bancorp, Inc.	62,100	$1,789,101
First Republic Bank(a)	19,400	516,040
FirstFed Financial Corp.(a)	22,600	797,554
Flagstar Bancorp, Inc.	79,100	1,933,995
GBC Bancorp	15,400	591,360
Provident Bankshares Corp.	32,648	829,586
Republic Bancorp, Inc.	76,600	1,027,972
Riggs National Corp.	38,000	578,360
Seacoast Financial Services Corp.	33,250	658,350
Southwest Bancorporation of Texas, Inc.(a)	45,250	1,471,078
Staten Island Bancorp, Inc.	79,500	1,548,660
Sterling Bancshares, Inc.	58,650	767,142
Susquehanna Bancshares, Inc.	52,800	1,232,880
TrustCo Bank Corp.	99,204	1,099,180
UCBH Holdings, Inc.	56,200	1,611,816
United Bankshares, Inc.	55,500	1,590,075
Washington Federal, Inc.	92,711	2,144,405
Waypoint Financial Corp.	43,500	784,740
Whitney Holding Corp.	53,450	1,708,796
Wintrust Financial Corp.	23,148	685,181

		36,758,837

Chemicals — 2.1%
A. Schulman, Inc.	39,200	629,552
Arch Chemicals, Inc.	29,850	570,135
Cambrex Corp.	34,200	787,284
Georgia Gulf Corp.	43,200	855,360
H.B. Fuller Co.	37,800	832,356
MacDermid, Inc.	43,000	1,130,900
OM Group, Inc.(b)	37,700	555,321
Omnova Solutions, Inc.(a)	53,100	214,524
Penford Corp.	11,250	125,663
PolyOne Corp.	122,100	543,345
Quaker Chemical Corp.	12,450	311,872
Scotts Co. (Class “A” Stock)(a)	41,900	2,074,050
TETRA Technologies, Inc.(a)	19,200	569,280
WD-40 Co.	22,100	630,955
Wellman, Inc.	42,400	474,880

		10,305,477

Collectibles & Gifts — 0.4%
Action Performance Cos., Inc.	23,800	452,200
Cross (A.T.) Co. (Class “A“ Stock)(a)	20,200	119,988
Department 56, Inc.(a)	17,400	266,742
Enesco Group, Inc.(a)	18,500	136,900
Lennox International, Inc.	77,450	996,782

		1,972,612

Commercial Services — 3.4%
ABM Industries, Inc.	65,500	1,008,700
Arbitron, Inc.(a)	39,700	1,417,290
Bowne & Co., Inc.	44,700	582,441
Central Parking Corp.	48,050	593,898
Coinstar, Inc.(a)	28,900	545,054
Consolidated Graphics, Inc.(a)	17,700	404,976
CPI Corp.	10,800	190,620
Dendrite International, Inc.(a)	53,500	689,080
eFunds Corp.(a)	62,200	717,166

SEE NOTES TO FINANCIAL STATEMENTS.

B48

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Commercial Services (cont’d.)
Global Payments, Inc.	49,320	$1,750,860
Hooper Holmes, Inc.	86,156	554,845
Information Holdings, Inc.(a)	28,600	521,950
Insurance Auto Auctions, Inc.(a)	15,300	192,168
John H. Harland Co.	37,000	967,920
Kroll, Inc.(a)	53,400	1,445,004
Labor Ready, Inc.(a)	53,250	381,802
MAXIMUS, Inc.(a)	27,600	762,588
MemberWorks, Inc.(a)	16,000	316,000
Mobile Mini, Inc.(a)	19,050	311,087
NCO Group, Inc.(a)	34,500	617,895
Nelson Thomas, Inc.(a)	19,050	238,125
On Assignment, Inc.(a)	33,700	134,800
PAREXEL International Corp.(a)	34,100	475,695
Pre-Paid Legal Services, Inc.(a)(b)	23,800	583,814
Roto-Rooter, Inc.	13,100	499,634
SOURCECORP, Inc.(a)	21,800	470,880
Startek, Inc.(a)	18,900	497,070
Volt Information Sciences, Inc.(a)	20,200	275,730

		17,147,092

Computer Services — 4.4%
Actel Corp.(a)	32,700	670,350
Adaptec, Inc.(a)	142,800	1,110,984
American Management Systems, Inc.(a)	56,150	801,822
Avid Technology, Inc.(a)	37,700	1,322,139
Black Box Corp.	25,700	930,340
Brooktrout, Inc.(a)	16,700	129,625
CACI International, Inc. (Class “A” Stock)(a)	38,300	1,313,690
Carreker Corp.(a)	31,300	143,354
Cerner Corp.(a)	47,350	1,086,683
Ciber, Inc.(a)	85,200	598,104
FactSet Research Systems, Inc.	44,500	1,960,225
FileNet Corp.(a)	48,250	870,430
Hutchinson Technology, Inc.(a)(b)	34,100	1,121,549
Insight Enterprises, Inc.(a)	61,400	617,684
Manhattan Associates, Inc.(a)	39,000	1,012,830
Mercury Computer Systems, Inc.(a)	28,100	510,296
Midway Games, Inc.(a)(b)	61,830	224,443
NYFIX, Inc.(a)	41,400	262,890
Phoenix Technology, Ltd.(a)	32,200	181,930
Pinnacle Systems, Inc.(a)	84,000	898,800
Progress Software Corp.(a)	44,800	928,704
QRS Corp.(a)	21,050	111,565
Radiant Systems, Inc.(a)	36,700	247,358
RadiSys Corp.(a)	23,600	311,520
Standard Microsystems Corp.(a)	22,300	338,291
TALX Corp.	18,060	407,975
Teledyne Technologies, Inc.(a)	42,800	560,680
Zebra Technologies Corp. (Class “A” Stock)(a)	41,800	3,142,942

		21,817,203

Construction — 2.6%
Butler Manufacturing Co.	8,400	138,852
Coachmen Industries, Inc.	20,550	245,573

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Construction (cont’d.)
ElkCorp	26,000	$585,000
Florida Rock Industries, Inc.	38,150	1,574,832
Insituform Technologies, Inc. (Class “A” Stock)(a)	35,200	622,336
M.D.C. Holdings, Inc.	38,044	1,836,764
NVR, Inc.(a)	9,600	3,945,600
Shaw Group, Inc.(a)(b)	50,200	604,910
Simpson Manufacturing, Co., Inc.(a)	32,800	1,200,480
Standard Pacific Corp.	42,950	1,424,222
Thomas Industries, Inc.	22,850	618,093
Washington Group International, Inc.(a)(f)	80,200	561

		12,797,223

Consumer Cyclical — 0.1%
JAKKS Pacific, Inc.(a)	32,700	434,583

Containers — 0.3%
AptarGroup, Inc.	47,900	1,724,400

Cosmetics & Soaps
Nature’s Sunshine Products, Inc.	18,500	148,185

Distribution/Wholesalers — 0.7%
Advanced Marketing Services, Inc.	25,300	328,900
Bell Microproducts, Inc. (Class “B” Stock)(a)	26,800	114,436
Castle (A.M.) & Co.(a)	21,013	137,635
SCP Pool Corp.(a)	31,350	1,078,440
United Stationers, Inc.(a)	43,900	1,587,863

		3,247,274

Diversified Manufacturing Operations — 1.5%
Acuity Brands, Inc.	55,300	1,004,801
Barnes Group, Inc.	29,400	639,744
CLARCOR, Inc.	33,200	1,279,860
CUNO, Inc.(a)	22,200	801,864
Griffon Corp.(a)	43,360	693,760
Intermet Corp.	34,100	114,917
Lydall, Inc.(a)	21,400	228,980
Mueller Industries, Inc.(a)	45,600	1,236,216
SPS Technologies, Inc.(a)	17,200	465,088
Standex International Corp.	16,000	336,000
Valmont Industries, Inc.	31,800	618,828

		7,420,058

Drugs & Medical Supplies — 6.8%
Advanced Medical Optics, Inc.(a)	38,600	658,130
American Medical Systems Holdings, Inc.(a)	43,600	735,532
ArthroCare Corp.(a)	28,000	469,280
Cephalon, Inc.(a)	73,900	3,041,724
CIMA Labs, Inc.(a)	19,100	513,599
Coherent, Inc.(a)	39,000	933,270
CONMED Corp.(a)	38,500	703,010
CyroLife, Inc.(a)(b)	26,100	270,135
Diagnostic Products Corp.	38,200	1,568,110
Enzo Biochem, Inc.(a)	39,759	855,620
Haemonetics Corp.(a)	32,000	598,400
Hologic, Inc.(a)	26,200	345,316

SEE NOTES TO FINANCIAL STATEMENTS.

B49

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Drugs & Medical Supplies (cont’d.)
ICU Medical, Inc.(a)	18,400	$573,160
IDEXX Laboratories, Inc.(a)	45,500	1,526,070
INAMED Corp.(a)	29,800	1,599,962
Integra LifeSciences Holdings(a)	34,700	915,386
Invacare Corp.	41,100	1,356,300
Medicis Pharmaceutical Corp. (Class “A” Stock)	36,200	2,052,540
NBTY, Inc.(a)	88,500	1,863,810
Noven Pharmaceuticals, Inc.(a)	29,900	306,176
Osteotech, Inc.(a)	22,700	308,493
Owens & Minor, Inc.	44,800	1,001,280
PolyMedica Corp.(b)	16,500	755,535
Possis Medical, Inc.(a)	23,300	319,676
Priority Healthcare Corp.(a)	58,032	1,076,494
Regeneron Pharmaceuticals, Inc.(a)	62,500	984,375
ResMed, Inc.(a)	44,300	1,736,560
Respironics, Inc.(a)	44,900	1,684,648
Savient Pharmaceuticals, Inc.(a)	78,700	365,168
SurModics, Inc.(a)	23,200	707,600
Sybron Dental Specialties, Inc.(a)	50,800	1,198,880
Techne Corp.(a)	54,300	1,647,462
Viasys Healthcare, Inc.(a)	43,200	894,240
Vital Signs, Inc.	17,300	449,108

		34,015,049

Education — 0.3%
ITT Educational Services, Inc.(a)	59,600	1,743,300

Electrical Equipment — 0.9%
Anixter International, Inc.(a)	48,900	1,145,727
Baldor Electric Co.	43,566	897,460
C&D Technologies, Inc.	34,100	489,676
Kulicke & Soffa Industries, Inc.(a)	66,200	423,018
MagneTek, Inc.(a)	31,300	79,502
Technitrol, Inc.	53,500	805,175
Vicor Corp.(a)	55,600	533,760

		4,374,318

Electronics — 2.7%
Analogic Corp.	17,800	867,928
Artesyn Technologies, Inc.(a)	51,500	288,915
Audiovox Corp.(a)	30,500	341,295
Belden, Inc.	33,700	535,493
Benchmark Electronics, Inc.(a)	32,800	1,008,928
Cable Design Technologies Corp.(a)	59,550	425,783
Checkpoint Systems, Inc.(a)	43,500	615,525
Cohu, Inc.	27,900	435,240
CTS Corp.	45,450	474,953
Dionex Corp.(a)	27,900	1,109,025
EDO Corp.	26,200	463,740
Electro Scientific Industries, Inc.(a)	36,900	559,404
Esterline Technologies, Inc.(a)	27,700	482,257
Helix Technology Corp.	34,700	459,081
Intermagnetics General Corp.(a)	21,935	435,190
InVision Technologies, Inc.(a)	22,900	569,065
Itron, Inc.(a)	27,100	584,276
Keithley Instruments, Inc.	20,600	297,670
Methode Electronics, Inc. (Class “A” Stock)	48,100	517,075

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Electronics (cont’d.)
Park Electrochemical Corp.	26,300	$524,685
Photronics, Inc.(a)	42,700	745,115
Pioneer-Standard Electronics, Inc.	42,500	360,400
SBS Technologies, Inc.(a)	19,400	190,721
Three-Five Systems, Inc.(a)	28,350	195,615
Ultratech Stepper, Inc.(a)	30,300	560,247
X-Rite, Inc.	26,900	266,579

		13,314,205

Electronic Components — 1.4%
Alliance Semiconductor Corp.(a)	47,600	230,384
Bel Fuse, Inc. (Class “B” Stock)	14,600	334,340
Cubic Corp.	35,600	791,032
Cymer, Inc.(a)	46,000	1,451,760
DSP Group, Inc.(a)	36,550	786,921
FLIR Systems, Inc.(a)(b)	46,200	1,392,930
Microsemi Corp.(a)	38,500	616,000
Planar Systems, Inc.(a)	18,600	363,816
Rogers Corp.(a)	21,200	705,960
Supertex, Inc.(a)	16,800	308,616

		6,981,759

Energy — 0.7%
Advanced Energy Industries, Inc.(a)	42,800	609,900
UGI Corp.	56,050	1,776,785
Unisource Energy Corp.(b)	44,700	840,360
Veritas DGC, Inc.(a)	44,400	510,600

		3,737,645

Engineering — 0.5%
EMCOR Group, Inc.(a)	20,000	987,200
Engineered Support Systems, Inc.	21,400	895,590
URS Corp.(a)	43,400	844,564

		2,727,354

Environmental Services — 0.6%
Ionics, Inc.(a)(b)	23,400	523,458
Tetra Tech, Inc.(a)	71,162	1,219,005
Waste Connections, Inc.(a)	37,600	1,317,880

		3,060,343

Financial Services — 2.7%
Financial Federal Corp.(a)	24,700	602,680
Hudson United Bancorp	59,392	2,028,237
Irwin Financial Corp.	37,200	963,480
Jeffries Group, Inc.	36,100	1,797,419
MAF Bancorp, Inc.	31,100	1,152,877
New Century Financial Corp.	31,850	1,390,253
PRG-Schultz International, Inc.(a)(b)	82,400	486,160
Raymond James Financial, Inc.	64,618	2,135,625
South Financial Group, Inc.	62,100	1,448,793
SWS Group, Inc.	22,576	454,906
UICI(a)	62,100	935,847

		13,396,277

Food & Beverage — 2.1%
American Italian Pasta Co. (Class “A” Stock)(a)	23,800	991,270
Coca-Cola Bottling Co.	12,100	660,660
Corn Products International, Inc.	48,000	1,441,440

SEE NOTES TO FINANCIAL STATEMENTS.

B50

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Food & Beverages (cont’d)
Flowers Foods, Inc.	60,000	$1,185,600
Hain Celestial Group, Inc.(a)	45,300	724,347
International Multifoods Corp.(a)	25,600	586,496
J & J Snack Foods Corp.(a)	11,550	365,326
Lance, Inc.	38,700	353,331
Nash-Finch Co.	15,900	264,735
Performance Food Group Co.(a)(b)	60,500	2,238,500
Ralcorp Holdings, Inc.(a)	38,500	960,960
United Natural Foods, Inc.(a)	25,500	717,570

		10,490,235

Furniture — 0.9%
Aaron Rents, Inc.	28,900	745,620
Bassett Furniture Industries, Inc.	15,400	204,512
Ethan Allen Interiors, Inc.(b)	49,450	1,738,662
Interface, Inc.	68,400	317,376
La-Z-Boy, Inc.	74,600	1,669,548

		4,675,718

Healthcare — 2.5%
ArQule, Inc.(a)	31,100	130,620
Cooper Cos., Inc.	41,500	1,442,955
Datascope Corp.	19,700	581,741
IMPATH, Inc.(a)(b)	21,900	309,666
Mentor Corp.	61,700	1,195,746
NDCHealth Corp.	46,425	851,899
Pharmaceutical Product Development, Inc.(a)	74,200	2,131,766
Renal Care Group, Inc.(a)	64,250	2,262,242
Sierra Health Services, Inc.(a)	36,525	730,500
Smith (A.O.) Corp.	38,700	1,089,405
Sola International, Inc.(a)	32,700	568,980
Theragenics Corp.(a)	39,800	171,140
U.S. Oncology, Inc.(a)	120,500	890,495

		12,357,155

Hospitals/Healthcare Management — 2.3%
Accredo Health, Inc.(a)	63,600	1,386,480
AMERIGROUP Corp.(a)	27,500	1,023,000
AmSurg Corp.(a)	26,300	802,150
Biosite, Inc.(a)(b)	20,000	962,000
Centene Corp.(a)	14,600	567,940
Curative Health Services, Inc.(a)	16,400	278,800
Mid Atlantic Medical Services, Inc.(a)	62,200	3,253,060
Orthodontic Centers of America, Inc.(a)(b)	66,900	535,869
Pediatrix Medical Group, Inc.(a)(b)	31,400	1,119,410
Province Healthcare Co.(a)	64,850	717,889
RehabCare Group, Inc.(a)	21,100	309,115
Sunrise Assisted Living, Inc.(a)(b)	29,600	662,448

		11,618,161

Housing Related — 0.7%
Champion Enterprises, Inc.(a)	75,600	391,608
Fleetwood Enterprises, Inc.(a)	47,800	353,720
National Presto Industries, Inc.	9,100	287,560
Ryland Group, Inc.	33,350	2,314,490
Skyline Corp.	11,200	336,000

		3,683,378

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Human Resources — 0.6%
Administaff, Inc.(a)	35,300	$363,590
CDI Corp.(a)	25,800	669,768
Heidrick & Struggles International, Inc.(a)	24,100	304,142
Spherion Corp.(a)	78,900	548,355
Watson Wyatt & Co. Holdings(a)	43,900	1,017,602

		2,903,457

Index Fund — 3.2%
iShares S&P SmallCap 600 Index Fund(b)	144,000	15,789,600

Instrument – Controls — 0.3%
BEI Technologies, Inc.	19,300	231,600
FEI Co.(a)	43,800	821,688
Woodward Governor Co.	15,000	645,000

		1,698,288

Insurance — 2.1%
Delphi Financial Group, Inc.	27,279	1,276,657
Fremont General Corp.	100,840	1,381,508
Hilb, Rogal & Hamilton Co.	45,250	1,540,310
LandAmerica Financial Group, Inc.	24,700	1,173,250
Philadelphia Consolidated Holding Corp.(a)	29,100	1,175,640
Presidential Life Corp.	39,000	550,290
RLI Corp.	33,500	1,102,150
SCPIE Holdings, Inc.	13,000	99,840
Selective Insurance Group, Inc.	35,800	896,790
Stewart Information Services Corp.(a)	23,650	658,653
Zenith National Insurance Corp.(b)	25,000	712,500

		10,567,588

Internet — 0.1%
Websense, Inc.(a)	29,100	455,706

Leisure — 2.0%
Argosy Gaming Co.(a)	38,700	809,217
Aztar Corp.(a)	46,700	752,337
Bally Total Fitness Holding Corp.(a)(b)	42,900	387,387
Huffy Corp.(a)	19,550	136,850
K2, Inc.(a)	35,700	437,325
Marcus Corp.	39,225	586,414
Pinnacle Entertainment, Inc.(a)	34,500	234,600
Polaris Industries, Inc.(b)	29,050	1,783,670
Prime Hospitality Corp.(a)	59,500	399,245
Shuffle Master, Inc.(a)(b)	22,000	646,580
Sturm Ruger & Co., Inc.	35,800	358,000
The Nautilus Group, Inc.	43,300	536,920
Thor Industries, Inc.	38,100	1,555,242
Winnebago Industries, Inc.(b)	24,200	917,180
WMS Industries, Inc.(a)	39,800	620,482

		10,161,449

Machinery — 3.4%
Albany International Corp. (Class “A” Stock)	43,300	1,186,420
Applied Industrial Technologies, Inc.	25,200	531,720
Astec Industries, Inc.(a)	26,200	228,464

SEE NOTES TO FINANCIAL STATEMENTS.

B51

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Machinery (cont’d.)
Cognex Corp.(a)	56,900	$1,271,715
Dril-Quip, Inc.(a)	23,000	418,600
Gardner Denver, Inc.(a)	21,400	437,844
Graco, Inc.	60,850	1,947,200
IDEX Corp.	43,300	1,569,192
JLG Industries, Inc.	57,200	388,960
Lindsay Manufacturing Co.	15,612	362,511
Manitowoc Co., Inc.	35,212	785,228
Milacron, Inc.	45,000	220,050
Paxar Corp.(a)	51,852	570,372
Photon Dynamics, Inc.(a)	21,300	588,519
Regal-Beloit Corp.	33,365	637,271
Robbins & Myers, Inc.	19,100	353,350
Roper Industries, Inc.	43,500	1,618,200
Stewart & Stevenson Services, Inc.	37,900	596,925
Timken Co.	113,800	1,992,638
Toro Co.	32,600	1,295,850

		17,001,029

Media — 0.7%
4Kids Entertainment, Inc.(a)	17,500	325,500
Harman International Industries, Inc.	42,900	3,395,106

		3,720,606

Metals – Ferrous — 1.1%
Century Aluminum Co.	28,000	196,840
Cleveland-Cliffs, Inc.(a)	13,700	244,545
Commercial Metals Co.	37,400	665,346
Kaydon Corp.	40,200	836,160
Material Sciences Corp.(a)	18,825	182,602
Maverick Tube Corp.(a)	55,800	1,068,570
Quanex Corp.	21,325	633,779
Reliance Steel & Aluminum Co.	42,300	875,610
Steel Dynamics, Inc.(a)(b)	63,400	868,580
Steel Technologies, Inc.	13,000	131,430

		5,703,462

Metals – Non Ferrous — 0.2%
Brush Engineered Materials, Inc.(a)	22,000	183,700
Commonwealth Industries, Inc.	21,300	100,536
IMCO Recycling, Inc.(a)	20,300	134,792
RTI International Metals, Inc.(a)	27,700	299,991
Ryerson Tull, Inc.	33,000	289,740
Wolverine Tube, Inc.(a)	16,300	93,236

		1,101,995

Mineral Resources — 0.3%
Massey Energy Co.	100,300	1,318,945

Miscellaneous Basic Industry — 1.2%
Apogee Enterprises, Inc.	36,200	326,524
Armor Holdings, Inc.(a)	36,700	491,780
Briggs & Stratton Corp.	28,800	1,454,400
Lawson Products, Inc.	12,600	346,991
Libbey, Inc.	17,564	398,703
Meade Instruments Corp.(a)	26,300	84,160
Texas Industries, Inc.	28,000	666,400
Tredegar Industries, Inc.	50,850	762,242

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Miscellaneous Basic Industry (cont’d.)
Watsco, Inc.	34,550	$572,148
Watts Industries, Inc. (Class “A” Stock)	36,200	646,170

		5,749,518

Miscellaneous – Consumer Growth/Staple — 0.3%
DIMON, Inc.	59,575	426,557
Hughes Supply, Inc.	31,200	1,082,640

		1,509,197

Networking — 0.2%
Aeroflex, Inc.(a)	80,000	619,200
C-COR.net Corp.(a)	48,400	237,160

		856,360

Office Equipment & Supplies — 0.5%
Global Imaging Systems, Inc.(a)	28,300	655,428
Imagistics International, Inc.(a)	22,900	590,820
New England Business Service, Inc.	17,350	520,500
Standard Register Co.	37,600	619,648

		2,386,396

Oil & Gas — 4.2%
Cabot Oil & Gas Corp. (Class “A” Stock)	42,900	1,184,469
Cascade Natural Gas Corp.	14,722	281,190
Cimarex Energy Co.(a)	55,300	1,313,375
Evergreen Resources, Inc.(a)	25,800	1,401,198
Frontier Oil Corp.	34,800	528,960
Laclede Group, Inc.	25,400	680,720
Lone Star Technologies, Inc.(a)	37,900	802,722
Newfield Exploration Co.(a)	74,150	2,784,332
Northwest Natural Gas Co.	34,150	930,588
Nuevo Energy Co.(a)	25,600	446,720
Piedmont Natural Gas Co., Inc.(b)	44,400	1,723,164
Prima Energy Corp.(a)	16,950	353,916
Remington Oil and Gas Corp.(a)	35,200	646,976
Southern Union Co.(a)(b)	90,698	1,536,424
Southwest Gas Corp.	44,850	949,923
Spinnaker Exploration Co.(a)	44,200	1,158,040
Swift Energy Co.(a)	36,300	399,300
Tom Brown, Inc.(a)	52,500	1,458,975
Unit Corp.(a)	58,000	1,212,780
Vintage Petroleum, Inc.	85,100	959,928

		20,753,700

Oil & Gas Services — 3.0%
Atwood Oceanics, Inc.(a)	18,400	499,560
Cal Dive International, Inc.(a)	50,100	1,092,180
CARBO Ceramics, Inc.	20,650	769,213
Energen Corp.	46,500	1,548,450
Hydril Co.(a)	30,109	820,470
Input/Output, Inc.(a)	68,200	366,916
New Jersey Resources Corp.	36,150	1,283,325
NUI Corp.	21,300	330,576
Oceaneering International, Inc.(a)	31,900	815,045
Offshore Logistics, Inc.	30,000	652,500
Patina Oil & Gas Corp.	45,506	1,463,018
Plains Resources, Inc.(a)	31,600	447,140

SEE NOTES TO FINANCIAL STATEMENTS.

B52

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Oil & Gas Services (cont’d.)
SEACOR SMIT, Inc.(a)	26,000	$948,740
Southwestern Energy Co.(a)	47,300	709,973
St. Mary Land & Exploration Co.	37,400	1,021,020
Stone Energy Corp.(a)	35,100	1,471,392
W-H Energy Services, Inc.(a)	36,000	701,280

		14,940,798

Paper & Forest Products — 0.8%
Brady (W.H.) Co. (Class “A” Stock)	30,900	1,030,515
Buckeye Technologies, Inc.(a)	49,200	334,560
Caraustar Industries, Inc.	37,100	297,171
Chesapeake Corp.	20,400	445,740
Pope & Talbot, Inc.	20,825	230,116
Rock-Tenn Co. (Class “A” Stock)	45,900	778,005
Schweitzer-Mauduit Int’l, Inc.	19,700	475,558
Universal Forest Products, Inc.	23,600	494,184

		4,085,849

Pharmaceuticals — 0.5%
Alpharma, Inc. (Class “A” Stock)	68,600	1,481,760
MGI Pharma, Inc.(a)	33,800	866,294

		2,348,054

Photography — 0.1%
Concord Camera Corp.(a)	37,200	263,748

Precious Metals
Stillwater Mining Co.(a)	28,300	145,462

Real Estate Investment Trust — 1.7%
Capital Automotive REIT	41,700	1,167,183
Colonial Properties Trust	34,300	1,207,017
Essex Property Trust, Inc.	28,000	1,603,000
Gables Residential Trust	32,700	988,521
Glenborough Realty Trust, Inc.	37,000	708,550
Kilroy Realty Corp.	36,650	1,007,875
Shurgard Storage Centers, Inc. (Class “A” Stock)	48,000	1,587,840

		8,269,986

Restaurants — 2.6%
AFC Enterprises, Inc.(a)	37,800	613,872
CEC Entertainment, Inc.(a)	36,075	1,332,250
IHOP Corp.	28,600	902,902
Jack in the Box, Inc.(a)	48,000	1,070,400
Landry’s Restaurants, Inc.	36,700	866,120
Lone Star Steakhouse & Saloon, Inc.	27,600	600,852
O’Charley’s, Inc.(a)	26,900	579,157
P.F. Chang’s China Bistro, Inc.(a)(b)	33,750	1,660,837
Papa John’s International, Inc.(a)	23,800	667,590
RARE Hospitality International, Inc.(a)	29,600	967,328
Ryan’s Family Steak Houses, Inc.(a)	56,100	785,400
Sonic Corp.(a)	51,580	1,311,679
The Steak’n Shake Co.(a)	35,982	548,726
TriArc Cos., Inc. (Class “A” Stock)(a)	27,900	836,721

		12,743,834

Retail — 7.6%
AnnTaylor Stores Corp.(a)	59,400	1,719,630
Arctic Cat, Inc.	29,400	563,304
Brown Shoe Co., Inc.	23,650	704,770

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Retail (cont’d.)
Building Materials Corp.	17,650	$261,397
Burlington Coat Factory Warehouse Corp.	59,300	1,061,470
Caseys Gen. Stores, Inc.	66,100	934,654
Cash America International, Inc.	32,243	426,252
Cato Corp. (Class “A” Stock)	33,900	714,612
Christopher & Banks Corp.(a)	33,100	1,224,369
Cost Plus, Inc.(a)	28,500	1,016,310
Dress Barn, Inc.(a)	38,800	491,596
Duane Reade, Inc.(a)	31,948	471,233
Footstar, Inc.(a)	26,850	349,050
Fred’s, Inc.	34,300	1,275,274
Goody’s Family Clothing, Inc.	43,300	374,545
Great Atlantic & Pacific Tea Co., Inc.(a)	51,300	451,440
Group 1 Automotive, Inc.(a)	29,950	970,679
Hancock Fabrics, Inc.	24,600	397,290
Haverty Furniture Cos., Inc.	29,100	509,250
Hot Topic, Inc.(a)	42,000	1,130,220
J. Jill Group, Inc.(a)	26,050	438,682
Jo-Ann Stores, Inc. (Class “A” Stock)(a)(b)	26,400	667,920
K-Swiss, Inc. (Class “A” Stock)	23,400	807,768
Linens ‘n Things, Inc.(a)	58,800	1,388,268
Movie Gallery, Inc.(a)	42,900	791,505
O’Reilly Automotive, Inc.(a)(b)	71,300	2,380,707
Panera Bread Co. (Class “A” Stock)(a)	39,500	1,580,000
Pep Boys-Manny, Moe & Jack	71,700	968,667
Quiksilver, Inc.(a)	72,300	1,192,227
Regis Corp.	57,700	1,676,185
Russ Berrie & Co., Inc.	27,400	1,000,374
School Specialty, Inc.(a)	24,600	700,116
Shopko Stores, Inc.	38,700	503,100
Stein Mart, Inc.(a)	55,350	331,547
Stride Rite Corp.	52,400	521,904
The Childrens Place Retail Stores, Inc.(a)	35,400	703,044
The Gymboree Corp.(a)	39,050	655,259
The Men’s Wearhouse, Inc.(a)	52,650	1,150,402
Too, Inc.(a)	45,700	925,425
Tractor Supply Co.(a)	24,700	1,179,425
Ultimate Electronics, Inc.(a)	19,350	248,067
Urban Outfitters, Inc.(a)	26,000	933,400
Wet Seal, Inc.(a)	39,325	419,991
Zale Corp.(a)	42,800	1,712,000

		37,923,328

Semiconductors — 1.9%
AstroPower, Inc.(a)(b)	29,050	95,574
ATMI, Inc.(a)	41,000	1,023,770
Axcelis Technologies, Inc.(a)	131,000	801,720
Brooks Automation, Inc.(a)	49,100	556,794
DuPont Photomasks, Inc.(a)	24,100	453,803
ESS Technology, Inc.(a)	51,400	501,150
Exar Corp.(a)	53,200	842,156
Kopin Corp.(a)	92,400	565,488
Pericom Semiconductor Corp.(a)	34,200	318,060
Power Integrations, Inc.(a)	38,700	941,184
Rudolph Technologies, Inc.(a)	21,800	347,928

SEE NOTES TO FINANCIAL STATEMENTS.

B53

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Semiconductors (cont’d.)
Skyworks Solutions, Inc.(a)(b)	184,600	$1,249,742
Varian Semiconductor Equipment Associates, Inc.(a)	45,600	1,357,056
Veeco Instruments, Inc.(a)	38,986	663,932

		9,718,357

Software — 2.3%
ANSYS, Inc.(a)	19,700	612,670
BARRA, Inc.(a)	25,900	924,630
Captaris, Inc.(a)	40,300	137,826
Catapult Communications Corp.(a)	17,100	181,602
Concerto Software, Inc.(a)	15,200	139,688
Concord Communications, Inc.(a)	23,000	315,790
Gerber Scientific, Inc.(a)	29,500	196,470
Hyperion Solutions Corp.(a)	48,570	1,639,723
JDA Software Group, Inc.(a)	37,900	424,101
MapInfo Corp.(a)	20,450	145,809
MICROS Systems, Inc.(a)	23,100	761,838
MRO Software, Inc.(a)	32,500	280,475
Netegrity, Inc.(a)	45,700	266,888
PC-Tel, Inc.(a)	26,100	309,546
Rainbow Technologies, Inc.(a)	35,700	300,237
Roxio, Inc.(a)	31,000	207,390
SCM Microsystems, Inc.(a)	20,600	112,476
SERENA Software, Inc.(a)(b)	53,800	1,123,344
SPSS, Inc.(a)	23,000	385,020
Take-Two Interactive Software, Inc.(a)	55,500	1,572,870
THQ, Inc.(a)(b)	50,875	915,750
Verity, Inc.(a)	49,100	621,606
Zixit Corp.(b)	30,100	113,477

		11,689,226

Supermarkets — 0.3%
Kronos, Inc.(a)	26,400	1,341,384

Technology — 0.1%
Systems & Computer Technology Corp.(a)	44,800	403,200

Telecommunications — 0.9%
Allen Telecom, Inc.(a)	40,900	675,668
Boston Communications Group, Inc.(a)(b)	24,000	411,120
Digi International, Inc.(a)	26,800	154,100
General Communication, Inc.(a)	74,400	644,304
Harmonic, Inc.(a)	80,500	327,635
Intermediate Telephone, Inc.	33,200	704,504
Metro One Telecommunications, Inc.(a)	32,800	169,248
Network Equipment Technologies, Inc.(a)	30,100	253,442
Symmetricom, Inc.(a)	56,150	247,060
Tollgrade Communications, Inc.(a)	18,000	335,700
ViaSat, Inc.(a)	34,800	499,032

		4,421,813

Textiles — 0.8%
Angelica Corp.	11,700	198,315
Ashworth, Inc.(a)	17,150	121,593
G & K Services, Inc. (Class “A” Stock)	27,600	816,960

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Textiles (cont’d.)
Haggar Corp.	8,500	$106,250
Kellwood Co.	35,025	1,107,841
Nautica Enterprises, Inc.(a)	44,700	573,501
Oshkosh B’Gosh, Inc. (Class”A” Stock)	15,800	426,600
Oxford Industries, Inc.	10,000	415,200

		3,766,260

Timber — 0.1%
Deltic Timber Corp.	15,900	452,355

Transportation — 0.5%
Kansas City Southern(a)	82,100	987,663
Pegasus Systems, Inc.(a)	33,000	536,250
USF Corp.	36,000	970,920

		2,494,833

Trucking/Shipping — 2.0%
Arkansas Best Corp.	33,100	787,449
Forward Air Corp.(a)	28,250	716,702
Heartland Express, Inc.(a)	66,609	1,482,050
Kirby Corp.(a)	32,100	905,220
Knight Transportation, Inc.(a)	49,700	1,237,530
Landstar Systems, Inc.(a)	21,200	1,332,420
Monaco Coach Corp.(a)	38,650	592,505
Oshkosh Truck Corp.	22,800	1,352,496
Roadway Corp.	26,400	753,192
Yellow Corp.(a)	39,600	916,740

		10,076,304

Utility – Electric — 1.4%
Atmos Energy Corp.	71,650	1,776,920
Avista Corp.	64,200	908,430
Central Vermont Public Service Corp.	15,800	308,890
CH Energy Group, Inc.	21,100	949,500
Cleco Corp.(b)	62,900	1,089,428
El Paso Electric Co.	65,400	806,382
Green Mountain Power Corp.	6,600	132,000
NorthWestern Corp.(b)	50,100	100,200
UIL Holdings Corp.	19,325	783,629

		6,855,379

Utility – Water — 0.1%
American States Water Co.	20,250	552,825

TOTAL COMMON STOCKS (cost $488,336,396)		495,067,935

WARRANT(a)	Expiration Date	Units
Timco Aviation Services, (cost $0)	02/27/07	4,015	4
TOTAL LONG-TERM INVESTMENTS (cost $488,336,396)			495,067,939

SEE NOTES TO FINANCIAL STATEMENTS.

B54

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

SHORT-TERM INVESTMENTS — 7.6%	Principal Amount (000)	Value (Note 2)
U.S. Government Agency Obligation — 0.1%
United States Treasury Bill 0.86%, 9/18/03(d)(e)	$450	$449,160

	Shares
Mutual Fund — 7.5%
Prudential Core Investment Fund —Taxable Money Market Series (Note 4)(c)	37,413,625	37,413,625

TOTAL SHORT-TERM INVESTMENTS (cost $37,862,785)		37,862,785

TOTAL INVESTMENTS — 106.8% (cost $526,199,182; Note 6)		532,930,724
VARIATION MARGIN ON OPEN FUTURES CONTRACTS(g)		(11,028)
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.8)%		(33,992,407)

NET ASSETS — 100%		$498,927,289

(a) Non-income producing security.

(b)	Portion of securities on loan with an aggregate market value of $32,283,775; cash collateral $34,199,068 was received with which the portfolio purchased securities.

(c)	Represents security, or a portion thereof, purchased with cash collateral for securities on loan.

(d)	Security segregated as collateral for futures contracts.

(e)	Rate quoted represents yield-to-maturity as of purchase date.

(f)	Indicates a fair valued security.

(g)	Open futures contracts as of June 30, 2003 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2003	Unrealized Appreciation
Long Positions:
15	S&P MidCap 400 Index	Sep 03	$3,601,125	$3,601,500	$375

SEE NOTES TO FINANCIAL STATEMENTS.

B55

SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 100.0%		Value (Note 2)
MUTUAL FUNDS	Shares
Jennison Portfolio	154,657	$2,220,875
SP Alliance Large Cap Growth Portfolio	396,642	2,197,396
SP Davis Value Portfolio	529,648	4,470,226
SP Deutsche International Equity Portfolio	604,297	3,831,245
SP Jennison International Growth Portfolio	809,255	3,827,777
SP Prudential U.S. Emerging Growth Portfolio	780,876	4,505,657
SP Small/Mid Cap Value Portfolio	425,029	4,479,805

TOTAL INVESTMENTS — 100.0% (cost $24,669,582; Note 6)		25,532,981
LIABILITIES IN EXCESS OF OTHER ASSETS		(1,912)

NET ASSETS — 100.0%		$25,531,069

SEE NOTES TO FINANCIAL STATEMENTS.

B56

SP ALLIANCE TECHNOLOGY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 96.9%		Value (Note 2)
COMMON STOCKS — 95.1%	Shares
Broadcast & Cable — 5.7%
Comcast Corp. (Class “A” Stock)(a)	3,874	$116,917
Comcast Corp. (Special Class “A” Stock)(a)	2,750	79,283
EchoStar Communications Corp. (Class “A” Stock)(a)	2,600	90,012
Viacom, Inc. (Class “B” Stock)(a)	6,050	264,143

		550,355

Communications Equipment — 10.4%
Alcatel SA (France)(a)	16,000	144,233
Cisco Systems, Inc.(a)	19,800	330,462
Juniper Networks, Inc.(a)	19,900	246,163
Nokia Oyj, ADR (Finland)	11,250	184,837
QUALCOMM, Inc.(a)	2,950	105,463

		1,011,158

Computer Hardware — 9.4%
Avocent Corp.(a)	6,450	193,048
Dell Computer Corp.(a)	16,700	533,732
Lexmark International, Inc.(a)	1,100	77,847
Seagate Technology	6,400	112,960

		917,587

Computer Services — 10.4%
Affiliated Computer Services, Inc. (Class “A” Stock)(a)	2,350	107,466
Computer Sciences Corp.(a)	5,675	216,331
DST Systems, Inc.(a)	2,000	76,000
Exult, Inc.(a)	7,200	61,704
First Data Corp.	10,050	416,472
Fiserv, Inc.(a)	3,130	111,459
Hewitt Associates, Inc. (Class “A” Stock)(a)	1,150	27,083

		1,016,515

Contract Manufacturing — 4.7%
Celestica, Inc. (Canada)(a)	4,400	69,344
Flextronics International Ltd. (Singapore)(a)	18,500	192,215
Sanmina Corp.(a)	31,600	199,396

		460,955

Internet Content — 7.0%
eBay, Inc.(a)	3,650	380,257
InterActiveCorp.(a)	5,150	203,785
Yahoo!, Inc.(a)	3,000	98,280

		682,322

Semiconductor Components — 18.8%
Agere Systems, Inc. (Class “A” Stock)(a)	16,100	37,513
Altera Corp.(a)	10,150	166,460
Intel Corp.	20,050	416,719
Intersil Corp. (Class “A” Stock)(a)	3,800	101,118
Linear Technology Corp.	5,200	167,492
Marvell Technology Group Ltd. (Bermuda)(a)	7,300	250,901
Maxim Integrated Products, Inc.	2,600	88,894
National Semiconductor Corp.(a)	300	5,916
Samsung Electronics Co., Ltd., GDR (South Korea)	1,689	251,239

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Semiconductor Components (cont’d.)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR (Taiwan)(a)	20,110	$202,709
Texas Instruments, Inc.	8,100	142,560

		1,831,521

Semiconductor Equipment — 4.0%
Applied Materials, Inc.(a)	12,300	195,078
KLA-Tencor Corp.(a)	2,750	127,847
Teradyne, Inc.(a)	4,000	69,240

		392,165

Software — 22.8%
BEA Systems, Inc.(a)	9,150	99,369
Cognos, Inc.(a)	4,500	121,500
Electronic Arts, Inc.(a)	3,675	271,913
Intuit, Inc.(a)	3,600	160,308
Macrovision Corp.(a)	5,350	106,572
Mercury Interactive Corp.(a)	3,150	121,622
Microsoft Corp.	21,700	555,737
Oracle Corp.(a)	20,100	241,602
SAP AG, ADR (Germany)	6,900	201,618
Symantec Corp.(a)	2,600	114,036
VERITAS Software Corp.(a)	8,000	229,360

		2,223,637

Telecommunications — Wireless — 1.9%
Vodafone Group PLC, ADR (United Kingdom)	9,650	189,622

TOTAL COMMON STOCKS (cost $8,586,398)		9,275,837

EQUITY CERTIFICATES(a) — 1.8%	Units
Asustek Deutsche Bank Axess, expiring 4/18/05	34,000	88,536
Hon Hai Salomon Smith Barney, expiring 1/15/04	23,900	86,279

TOTAL EQUITY CERTIFICATES (cost $155,115)		174,815

SEE NOTES TO FINANCIAL STATEMENTS.

B57

SP ALLIANCE TECHNOLOGY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

SHORT-TERM INVESTMENT — 4.7%	Principal Amount (000)	Value (Note 2)
Repurchase Agreement
State Street Bank & Trust Co. Repurchase Agreement, 0.50%, 7/1/03(b) (cost $463,249)	$463	$463,249

TOTAL INVESTMENTS — 101.6% (cost $9,204,762; Note 6)		9,913,901
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(155,941)

NET ASSETS — 100%		$9,757,960

The following abbreviations are used in portfolio descriptions:

ADR	American Depository Receipt

GDR Global	Depositary Receipt

(a)	Non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $463,255 due 7/1/03. The value of the collateral including accrued interest was $474,881.

SEE NOTES TO FINANCIAL STATEMENTS.

B58

SP BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 100.0%		Value (Note 2)
MUTUAL FUNDS	Shares
Jennison Portfolio	1,492,609	$21,433,860
SP Alliance Large Cap Growth Portfolio	3,845,326	21,303,108
SP Davis Value Portfolio	5,081,258	42,885,819
SP Deutsche International Equity Portfolio	1,901,387	12,054,792
SP Jennison International Growth Portfolio	2,569,418	12,153,349
SP PIMCO High Yield Portfolio	2,409,466	24,480,179
SP PIMCO Total Return Portfolio	6,344,005	73,400,140
SP Prudential U.S. Emerging Growth Portfolio	3,231,341	18,644,838
SP Small/Mid Cap Value Portfolio	1,765,930	18,612,898

TOTAL INVESTMENTS — 100.0% (cost $238,513,404; Note 6)		244,968,983
LIABILITIES IN EXCESS OF OTHER ASSETS		(10,743)

NET ASSETS — 100.0%		$244,958,240

SEE NOTES TO FINANCIAL STATEMENTS.

B59

SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 100.0%		Value (Note 2)
MUTUAL FUNDS	Shares
Jennison Portfolio	984,526	$14,137,787
SP Alliance Large Cap Growth Portfolio	2,524,417	13,985,268
SP Davis Value Portfolio	3,372,106	28,460,573
SP PIMCO High Yield Portfolio	1,857,444	18,871,627
SP PIMCO Total Return Portfolio	8,818,330	102,028,078
SP Prudential U.S. Emerging Growth Portfolio	828,730	4,781,774
SP Small/Mid Cap Value Portfolio	451,038	4,753,938

TOTAL INVESTMENTS — 100.0% (cost $180,127,481; Note 6)		187,019,045
LIABILITIES IN EXCESS OF OTHER ASSETS		(8,573)

NET ASSETS — 100.0%		$187,010,472

SEE NOTES TO FINANCIAL STATEMENTS.

B60

SP GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 100.0%		Value (Note 2)
MUTUAL FUNDS	Shares
Jennison Portfolio	992,085	$14,246,338
SP Alliance Large Cap Growth Portfolio	2,555,837	14,159,336
SP Davis Value Portfolio	3,377,308	28,504,476
SP Deutsche International Equity Portfolio	2,527,632	16,025,188
SP Jennison International Growth Portfolio	3,415,740	16,156,450
SP PIMCO High Yield Portfolio	1,201,124	12,203,418
SP PIMCO Total Return Portfolio	1,756,931	20,327,689
SP Prudential U.S. Emerging Growth Portfolio	3,579,697	20,654,850
SP Small/Mid Cap Value Portfolio	1,956,277	20,619,163

TOTAL INVESTMENTS — 100.0% (cost $157,213,462; Note 6)		162,896,908
LIABILITIES IN EXCESS OF OTHER ASSETS		(7,495)

NET ASSETS — 100.0%		$162,889,413

SEE NOTES TO FINANCIAL STATEMENTS.

B61

SP INVESCO SMALL COMPANY GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 88.6%		Value (Note 2)
COMMON STOCKS	Shares
Advertising — 0.7%
Getty Images, Inc.(a)	3,000	$123,900

Aerospace/Defense — 0.6%
Alliant Techsystems, Inc.(a)	2,100	109,011

Airlines — 0.8%
JetBlue Airways Corp.(a)	3,350	141,672

Apparel — 1.9%
Chico’s FAS, Inc.(a)	4,600	96,830
Coach, Inc.(a)	1,900	94,506
Gymboree Corp. (The)(a)	4,700	78,866
Hot Topic, Inc.(a)	3,200	86,112

		356,314

Banking — 4.8%
City National Corp.	1,850	82,436
Cullen/Frost Bankers, Inc.	2,500	80,250
Dime Community Bancshares	5,400	137,430
Greater Bay Bancorp	4,600	93,932
Investors Financial Services Corp.	5,600	162,456
New York Community Bancorp, Inc.	4,800	139,632
Silicon Valley Bancshares(a)	4,300	102,383
Southwest Bancorp of Texas, Inc.(a)	3,300	107,283

		905,802

Building & Construction — 1.1%
Corrections Corp. of America(a)	4,200	106,386
The Ryland Group, Inc.	600	41,640
WCI Communities, Inc.(a)	3,200	61,536

		209,562

Commercial Services — 0.5%
iDine Rewards Network, Inc.(a)	7,200	98,928

Computer Software & Services — 12.4%
Avid Technology, Inc.(a)	1,800	63,126
Borland Software Corp.(a)	7,900	77,183
Centillium Communications, Inc.(a)	9,900	98,109
Cognizant Technology Solutions Corp. (Class “A” Stock)(a)	2,700	65,772
Cognos, Inc. (Canada)(a)	2,400	64,800
Documentum, Inc.(a)	4,200	82,614
Extreme Networks, Inc.(a)	15,200	80,560
FileNET Corp.(a)	6,100	110,044
Foundry Networks, Inc.(a)	9,100	131,040
FreeMarkets, Inc.(a)	6,600	45,936
Hutchinson Technology, Inc.(a)	1,300	42,757
Jack Henry & Associates, Inc.	8,800	156,552
Legato Systems, Inc.(a)	8,700	72,993
Magma Design Automation, Inc.(a)	3,400	58,310
Manhattan Associates, Inc.(a)	2,300	59,731
Micromuse, Inc.(a)	10,400	83,096
NetScreen Technologies, Inc.(a)	5,600	126,280
Parametric Technology Corp.(a)	21,600	65,880
Pinnacle Systems, Inc.(a)	9,800	104,860
Quest Software, Inc.(a)	14,300	170,170
RSA Security, Inc.(a)	7,100	76,325
SafeNet, Inc.(a)	2,200	61,556
Secure Computing Corp.(a)	6,100	53,253
SERENA Software, Inc.(a)	2,700	56,376

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Computer Software & Services (cont’d.)
SRA International, Inc. (Class “A” Stock)(a)	5,700	$182,400
The BISYS Group, Inc.(a)	4,300	78,991
webMethods, Inc.(a)	8,000	65,040

		2,333,754

Consulting — 1.7%
Corporate Executive Board Co.(a)	3,100	125,643
FTI Consulting, Inc.(a)	3,150	78,655
MAXIMUS, Inc.(a)	3,900	107,757

		312,055

Distribution/Wholesalers — 1.6%
Performance Food Group Co.(a)	4,100	151,700
United Natural Foods, Inc.(a)	5,400	151,956

		303,656

Diversified Manufacturing Operations — 0.7%
Kennametal, Inc.	3,700	125,208

Education — 2.6%
Career Education Corp.(a)	1,500	102,630
Corinthian Colleges, Inc.(a)	3,000	145,710
ITT Educational Services, Inc.(a)	1,410	41,243
Leapfrog Enterprises, Inc. (Class “A” Stock)(a)	3,900	124,059
Strayer Education, Inc.	500	39,725
University of Phoenix Online(a)	666	33,766

		487,133

Electronics — 6.0%
Aeroflex, Inc.(a)	21,000	162,540
ATMI, Inc.(a)	3,400	84,898
Cognex Corp.(a)	5,662	126,546
Exar Corp.(a)	6,900	109,227
Harman International Industries, Inc.	2,200	174,108
OmniVision Technologies, Inc.(a)	1,500	46,800
Plexus Corp.(a)	5,900	68,027
QLogic Corp.(a)	1,400	67,662
Skyworks Solutions, Inc.(a)	12,200	82,594
Varian Semiconductor Equipment Associates, Inc.(a)	3,600	107,136
Zebra Technologies Corp. (Class “A” Stock)(a)	1,400	105,266

		1,134,804

Electronic Components — 5.5%
Artisan Components, Inc.(a)	2,400	54,264
Benchmark Electronics, Inc.(a)	4,000	123,040
ChipPAC, Inc. (Class “A” Stock)(a)	9,100	69,797
Cymer, Inc.(a)	2,900	91,524
Integrated Circuit Systems, Inc.(a)	5,000	157,150
International Rectifier Corp.(a)	2,700	72,414
Microsemi Corp.(a)	8,600	137,600
MKS Instruments, Inc.(a)	6,600	119,262
Power Integrations, Inc.(a)	5,400	131,328
Zoran Corp.(a)	4,500	86,445

		1,042,824

Entertainment — 0.8%
Regal Entertainment Group (Class “A” Stock)	6,200	146,196

SEE NOTES TO FINANCIAL STATEMENTS.

B62

SP INVESCO SMALL COMPANY GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Financial Services — 3.4%
Affiliated Managers Group, Inc.(a)	1,800	$109,710
Eaton Vance Corp.	6,700	211,720
Portfolio Recovery Associates, Inc.(a)	4,100	127,879
Providian Financial Corp.(a)	10,100	93,526
Raymond James Financial, Inc.	2,800	92,540

		635,375

Food & Beverage — 0.8%
American Italian Pasta Co. (Class “A” Stock)(a)	3,600	149,940

Gaming — 1.6%
Alliance Gaming Corp.(a)	7,500	141,825
Mandalay Resort Group	1,600	50,960
Station Casinos, Inc.(a)	4,300	108,575

		301,360

Health Services — 1.6%
DaVita, Inc.(a)	2,400	64,272
Mid Atlantic Medical Services, Inc.(a)	1,900	99,370
Neurocrine Biosciences, Inc.(a)	1,600	79,904
Renal Care Group, Inc.(a)	1,600	56,336

		299,882

Hospitals — 0.6%
Community Health Systems, Inc.(a)	3,100	59,799
Triad Hospitals, Inc.(a)	2,500	62,050

		121,849

Human Resources — 1.6%
Heidrick & Struggles International, Inc.(a)	10,300	129,986
Resources Connection, Inc.(a)	6,800	162,248

		292,234

Insurance — 1.1%
Platinum Underwriters Holdings, Ltd. (Bermuda)	4,500	122,130
RenaissanceRe Holdings, Ltd. (Bermuda)	1,800	81,936

		204,066

Investment Companies — 1.4%
Biotech HOLDRs Trust	700	86,275
NASDAQ-100 Trust (Series “1” Stock)(a)	5,700	170,715

		256,990

Media — 1.8%
Cumulus Media, Inc. (Class “A” Stock)(a)	6,000	113,580
Lin TV Corp. (Class “A” Stock)(a)	4,100	96,555
Radio One, Inc. (Class “D” Stock)(a)	7,200	127,944

		338,079

Medical Products — 14.1%
aaiPharma, Inc.(a)	7,300	145,124
Adolor Corp.(a)	2,700	33,129
Advanced Neuromodulation Systems, Inc.(a)	2,500	129,425
ALARIS Medical Systems, Inc.(a)	5,800	75,110
Andrx Corp.(a)	3,800	75,620

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Medical Products (cont’d.)
ArthroCare Corp.(a)	3,853	$64,576
Bio-Rad Laboratories, Inc. (Class “A” Stock)(a)	1,200	66,420
Biosite, Inc.(a)	800	38,480
Celgene Corp.(a)	1,900	57,760
Conceptus, Inc.(a)	3,900	54,795
Connetics Corp.(a)	2,200	32,934
Cooper Cos., Inc. (The)	1,800	62,586
CTI Molecular Imaging, Inc.(a)	3,600	68,076
CV Therapeutics, Inc.(a)(c)	3,000	88,980
Gen-Probe, Inc.(a)	3,100	126,697
Henry Schein, Inc.(a)	2,600	136,084
IDEXX Laboratories, Inc.(a)	2,900	97,266
INAMED Corp.(a)	600	32,214
Integra LifeSciences Holdings(a)	3,200	84,416
Ligand Pharmaceuticals, Inc. (Class “B” Stock)(a)	6,100	82,899
Medicines Co. (The)(a)	4,200	82,698
MGI Pharma, Inc.(a)	3,500	89,705
NPS Pharmaceuticals, Inc.(a)	3,600	87,624
OSI Pharmaceuticals, Inc.(a)	2,400	77,304
Pharmaceutical Resources, Inc.(a)	1,900	92,454
Regeneration Technologies, Inc.(a)	5,100	67,779
ResMed, Inc.(a)	2,100	82,320
Sepracor, Inc.(a)	1,500	27,045
Taro Pharmaceutical Industries, Ltd. (Israel)(a)	1,600	87,808
Trimeris, Inc.(a)	1,900	86,792
Varian Medical Systems, Inc.(a)	1,600	92,112
VISX, Inc.(a)	6,500	112,775
Wilson Greatbatch Technologies, Inc.(a)	1,600	57,760
Zoll Medical Corp.(a)	1,500	50,340

		2,647,107

Oil & Gas Equipment & Services — 2.5%
Key Energy Services, Inc.(a)	10,700	114,704
Maverick Tube Corp.(a)	6,700	128,305
National-Oilwell, Inc.(a)	5,400	118,800
Tidewater, Inc.	3,900	114,543

		476,352

Oil & Gas Exploration & Production — 3.5%
Evergreen Resources, Inc.(a)	2,400	130,344
Forest Oil Corp.(a)	5,000	125,600
Patterson-UTI Energy, Inc.(a)	4,000	129,600
Precision Drilling Corp. (Canada)(a)	3,600	135,936
Spinnaker Exploration Co.(a)	5,400	141,480

		662,960

Publishing & Printing — 0.6%
McClatchy Co. (Class “A” Stock)	2,100	121,002

Restaurants — 1.1%
P. F. Chang’s China Bistro, Inc.(a)	2,200	108,262
Panera Bread Co. (Class “A” Stock)(a)	2,300	92,000

		200,262

Retail — 4.9%
Fred’s, Inc. (Class “A” Stock)	3,400	126,412

SEE NOTES TO FINANCIAL STATEMENTS.

B63

SP INVESCO SMALL COMPANY GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Retail (cont’d.)
Guitar Center, Inc.(a)	4,200	$121,800
Hollywood Entertainment Corp.(a)	8,900	153,080
Linens ‘n Things, Inc.(a)	3,800	89,718
NBTY, Inc.(a)	7,300	153,738
PETCO Animal Supplies, Inc.(a)	4,100	89,134
Pier 1 Imports, Inc.	5,500	112,200
Ross Stores, Inc.	2,000	85,480

		931,562

Semiconductor Equipment — 0.4%
Entegris, Inc.(a)	4,800	64,512
FormFactor, Inc.(a)	500	8,850

		73,362

Telecommunication Equipment — 1.9%
ADTRAN, Inc.(a)	2,800	143,612
REMEC, Inc.(a)	7,900	54,984
Tekelec(a)	14,250	161,025

		359,621

Telecommunication Services — 1.1%
Nextel Partners, Inc. (Class “A” Stock)(a)	12,300	89,790
Western Wireless Corp. (Class “A” Stock)(a)	10,800	124,524

		214,314

Trucking/Shipping — 1.8%
Arkansas Best Corp.	3,100	73,749
J.B. Hunt Transport Services, Inc.(a)	3,700	139,675
UTI Worldwide, Inc. (Virgin Islands)	2,800	87,332
Yellow Corp.(a)	1,800	41,670

		342,426

Waste Management — 1.1%
Stericycle, Inc.(a)	2,500	96,200
Waste Connections, Inc.(a)	3,260	114,263

		210,463

TOTAL LONG-TERM INVESTMENTS (cost $14,673,594)		16,670,025

SHORT-TERM INVESTMENTS — 13.7%	Principal Amount (000)	Value (Note 2)
Repurchase Agreement
State Street Bank & Trust Co., 0.50%, 7/1/03(b) (cost $2,572,298)	$2,572	$2,572,298

	Contracts
OUTSTANDING OPTION PURCHASED(a)
Put Option
CV Therapeutics, Inc., expiring 10/18/03 @ $22.50 (cost $2,750)	16	2,560

TOTAL SHORT-TERM INVESTMENTS (cost $2,575,048)		2,574,858

TOTAL INVESTMENTS BEFORE OUTSTANDING OPTION WRITTEN — 102.3% (cost $17,248,642; Note 6)		19,244,883

OUTSTANDING OPTION WRITTEN(a)
Call Option
CV Therapeutics, Inc., expiring 8/16/03 @ $37.50 (premium received $606)	16	(480)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTION WRITTEN — 102.3%		19,244,403
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(434,687)

NET ASSETS — 100%		$18,809,716

The following abbreviation is used in portfolio descriptions:

HOLDRs	Holding Company Depositary Receipts

(a)	Non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $2,572,334 due 7/1/03. The value of the collateral including accrued interest was $2,624,605.

(c)	Security pledged with broker as collateral for option written.

SEE NOTES TO FINANCIAL STATEMENTS.

B64

SP JENNISON INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 87.9%		Value (Note 2)
COMMON STOCKS — 86.5%	Shares
Austria — 1.2%
Erste Bank der oesterreichischen Sparkassen AG	12,708	$1,122,949

Bermuda — 1.4%
XL Capital, Ltd. (Class “A” Stock)	16,300	1,352,900

Brazil — 2.8%
Petroleo Brasileiro SA, ADR	63,400	1,252,784
Unibanco-Uniaode Bancos Brasileiros SA	80,700	1,384,812

		2,637,596

Finland — 2.4%
Nokia Oyj (Class “A” Stock)	135,139	2,225,379

France — 4.3%
Sanofi-Synthelabo SA	18,600	1,089,324
Societe Television Francaise 1	20,500	630,903
TotalFinaElf SA	10,093	1,525,283
Wanadoo(a)	117,800	788,657

		4,034,167

Germany — 1.6%
Muenchener Rueckversicherungs-Gesellschaft AG	9,900	1,009,310
SAP AG	4,140	488,253

		1,497,563

Hong Kong — 9.2%
Convenience Retail Asia, Ltd.(a)	2,288,648	531,210
Esprit Holdings, Ltd.	826,688	2,024,806
Fountain Set (Holdings), Ltd.	1,750,000	1,559,665
Johnson Electric Holdings, Ltd.	904,900	1,125,591
Techtronic Industries Co., Ltd.	2,044,000	3,420,580

		8,661,852

Israel — 0.5%
Teva Pharmaceutical Industries, Ltd., ADR	8,300	472,519

Italy — 7.4%
Banca Nazionale del Lavoro SpA(a)	712,800	1,195,074
Banco Popolare di Verona e Novara Scrl	106,554	1,456,099
Eni SpA	80,600	1,218,975
Telecom Italia SpA	203,000	1,836,946
Tod’s SpA	40,988	1,274,616

		6,981,710

Japan — 18.2%
Canon, Inc.	40,000	1,835,520
Copal Co.(b)	81,000	1,274,953
Mitsubishi Corp.	257,000	1,782,894
Nikko Exchange Traded Index Fund TOPIX(b)	162,000	1,235,828
Nippon Telegraph & Telephone Corp.	369	1,447,420
Nitto Denko Corp.	46,700	1,528,470
NTT DoCoMo, Inc.	476	1,030,689
Shionogi & Co., Ltd.	100,000	1,354,987
Tokyo Gas Co., Ltd.	188,600	541,886
TOPIX Exchange Traded Index Fund	161,500	1,230,668
Yahoo Japan Corp.(a)(b)	161	2,614,616
Yamaha Corp.	90,300	1,237,841

		17,115,772

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Mexico — 0.7%
Grupo Financiero BBVA Bancomer SA de CV (Class “B” Stock)(a)	761,100	$644,715

Netherlands — 6.0%
ASM International NV(a)(b)	115,100	1,711,537
IHC Caland NV	22,900	1,169,174
ING Groep NV	92,600	1,608,881
Reed Elsevier NV	102,000	1,202,942

		5,692,534

Russia — 1.4%
YUKOS ADR(b)	24,615	1,369,825

South Korea — 2.2%
Kookmin Bank ADR	38,500	1,164,625
Samsung Electronics Co., Ltd.	3,100	921,306

		2,085,931

Spain — 3.5%
Banco Popular Espanol SA	27,119	1,370,252
Gamesa Corporacion Technologica SA	46,800	1,045,297
Telefonica SA(a)	73,706	855,713

		3,271,262

Switzerland — 7.3%
Centerpulse AG(a)	5,700	1,533,830
Lindt & Spruengli AG	37	245,155
Nobel Biocare Holding AG	25,800	1,722,794
Roche Holding AG	26,700	2,094,330
UBS AG	22,400	1,246,052

		6,842,161

United Kingdom — 16.4%
AstraZeneca PLC	41,100	1,648,053
Barclays PLC	251,600	1,868,298
Capita Group PLC	373,616	1,393,340
COLT Telecom Group PLC(a)	807,200	832,500
Exel PLC	128,800	1,321,993
Man Group PLC	53,560	1,057,048
Reckitt Benckiser PLC	143,916	2,640,809
Smith & Nephew PLC	104,000	597,651
Tesco PLC	429,313	1,553,233
Vodafone Group PLC	1,281,697	2,506,264

		15,419,189

TOTAL COMMON STOCKS (cost $74,256,483)		81,428,024

PREFERRED STOCK — 1.4%
Germany
Porsche AG (cost $1,012,530)	3,191	1,352,157

TOTAL LONG-TERM INVESTMENTS (cost $75,269,013)		82,780,181

SEE NOTES TO FINANCIAL STATEMENTS.

B65

SP JENNISON INTERNATIONAL GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

SHORT-TERM INVESTMENT—16.4%	Shares	Value (Note 2)
Mutual Fund
Prudential Core Investment Fund —Taxable Money Market Series(c) (cost $15,439,410; Note 4)	15,439,410	$15,439,410

TOTAL INVESTMENTS — 104.3% (cost $ 90,708,423; Note 6)		98,219,591
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.3)%		(4,067,417)

TOTAL NET ASSETS — 100.0%		$94,152,174

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2003 was as follows:

Mutual Funds	16.4%
Commercial Banks	10.8%
Pharmaceuticals	7.1%
Oil & Gas	5.7%
Diversified Telecommunication	5.3%
Health Care Equipment & Supplies	4.1%
Wireless Telecommunication	3.8%
Household Durables	3.6%
Internet Software & Services	3.6%
Textiles & Apparel	3.0%
Household Products	2.8%
Semiconductors	2.8%
Leisure Equipment & Products	2.7%
Exchange Traded Funds	2.6%
Insurance	2.5%
Capital Markets	2.4%
Communications Equipment	2.4%
Food & Staples Retailing	2.2%
Specialty Retail	2.2%
Office Electronics	2.0%
Media	1.9%
Trading Companies & Distribution	1.9%
Diversified Financial Services	1.7%
Chemicals	1.6%
Commercial Services & Supplies	1.5%
Automobiles	1.4%
Air Freight & Couriers	1.4%
Energy Equipment & Services	1.2%
Electrical Equipment	1.2%
Electric Utilities	1.1%
Gas Utilities	0.6%
Software	0.5%
Food Products	0.3%

104.3%
Liabilities in excess of other assets	(4.3)%

100.0%

The following abbreviations are used in the portfolio descriptions:

ADR	American Depository Receipt

(a)	Non-income producing security.

(b)	Portion of securities on loan with an aggregate market value of $6,620,851; cash collateral of $7,031,000 was received with which the portfolio purchased securities.

(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

SEE NOTES TO FINANCIAL STATEMENTS.

B66

SP LARGE CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 99.3%		Value (Note 2)
COMMON STOCKS	Shares
Advertising — 0.4%
Getty Images, Inc.(a)	2,300	$94,990
Lamar Advertising Co.(a)	2,900	102,109

		197,099

Aerospace/Defense — 2.1%
Lockheed Martin Corp.	9,100	432,887
Northrop Grumman Corp.	4,500	388,305
Raytheon Co.	3,700	121,508
United Technologies Corp.	1,800	127,494

		1,070,194

Airlines — 0.3%
Delta Airlines, Inc.	700	10,276
JetBlue Airways Corp.(a)	3,000	126,870
Southwest Airlines Co.	2,200	37,840

		174,986

Appliances & Home Furnishings — 0.5%
American Standard Cos., Inc.(a)	3,100	229,183
Applica, Inc.(a)	3,600	30,600

		259,783

Automobiles & Trucks — 0.3%
General Motors Corp.	2,700	97,200
Keystone Automotive Industries, Inc.(a)	2,800	51,128

		148,328

Banks and Savings & Loans — 13.3%
Bank of America Corp.	21,000	1,659,630
Bank of New York Co., Inc.	14,800	425,500
Bank One Corp.	22,300	829,114
Commerce Bancorp, Inc.	1,500	55,650
Fifth Third Bancorp	4,200	240,828
FleetBoston Financial Corp.	16,018	475,895
Golden West Financial Corp.	3,000	240,030
Huntington Bancshares, Inc.	8,100	158,112
M&T Bank Corp.	2,000	168,440
SouthTrust Corp.	5,800	157,760
Sovereign Bancorp, Inc.	26,400	413,160
Synovus Financial Corp.	3,900	83,850
U.S. Bancorp	12,800	313,600
Wachovia Corp.	21,900	875,124
Wells Fargo & Co.	11,900	599,760

		6,696,453

Chemicals — 2.8%
Cytec Industries, Inc.(a)	2,800	94,640
Dow Chemical Co. (The)	16,800	520,128
E.I. du Pont de Nemours & Co.	2,100	87,444
Engelhard Corp.	2,100	52,017
Georgia Gulf Corp.	1,600	31,680
Lyondell Chemical Co.	10,900	147,477
Millennium Chemicals, Inc.	15,200	144,552
Praxair, Inc.	5,900	354,590

		1,432,528

Commercial Services — 0.7%
ChoicePoint, Inc.(a)	3,600	124,272
First Data Corp.	2,900	120,176
Paychex, Inc.	3,400	99,654

		344,102

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Construction & Housing — 1.4%
Centex Corp.	3,700	$287,823
Masco Corp.	4,800	114,480
Pulte Homes, Inc.	2,700	166,482
SCP Pool Corp.(a)	3,600	123,840

		692,625

Consumer Services — 1.2%
Avery Dennison Corp.	2,600	130,520
McDonald’s Corp.	22,500	496,350

		626,870

Containers — 0.8%
Pactiv Corp.(a)	19,200	378,432

Diversified Consumer Products — 2.1%
Colgate-Palmolive Co.	2,400	139,080
Gillette Co.	9,400	299,484
Procter & Gamble Co.	6,900	615,342

		1,053,906

Diversified Operations — 2.3%
3M Co.	1,900	245,062
Albany International Corp. (Class “A” Stock)	4,500	123,300
Honeywell International, Inc.	600	16,110
Illinois Tool Works, Inc.	4,100	269,985
ITT Industries, Inc.	1,900	124,374
Pentair, Inc.	6,500	253,890
Snap-on, Inc.	4,800	139,344

		1,172,065

Drugs & Medical Supplies — 4.3%
Abbott Laboratories	3,700	161,912
Angiotech Pharmaceuticals, Inc.(a)	4,000	162,960
Becton, Dickinson & Co.	5,000	194,250
Biovail Corp.(a)	3,300	155,298
Bristol-Myers Squibb Co.	11,100	301,365
McKesson Corp.	3,400	121,516
Merck & Co., Inc.	12,700	768,985
Schering-Plough Corp.	14,700	273,420
Wyeth	700	31,885

		2,171,591

Electronics — 1.4%
Avnet, Inc.(a)	10,200	129,336
Broadcom Corp. (Class “A” Stock)(a)	1,000	24,910
Emerson Electric Co.	5,600	286,160
Texas Instruments, Inc.	14,000	246,400

		686,806

Financial Services — 12.0%
Bear Stearns & Cos., Inc. (The)	1,900	137,598
Citigroup, Inc.	53,294	2,280,983
Federal Agricultural Mortgage Corp. (Class “C” Stock)(a)	400	8,940
Goldman Sachs Group, Inc	2,600	217,750
J.P. Morgan Chase & Co.	27,000	922,860
Janus Capital Group, Inc.	2,800	45,920
Lehman Brothers Holdings, Inc.	4,700	312,456
MBIA, Inc.	7,700	375,375
MBNA Corp.	4,550	94,822

SEE NOTES TO FINANCIAL STATEMENTS.

B67

SP LARGE CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Financial Services (cont’d.)
Merrill Lynch & Co., Inc.	15,100	$704,868
Morgan Stanley	16,900	722,475
Radian Group, Inc.	6,300	230,895

		6,054,942

Food & Beverage — 1.0%
Dean Foods Co.(a)	4,400	138,600
Hershey Foods Corp.	400	27,864
Hormel Foods Corp.	800	18,960
J.M. Smucker Co. (The)	3,000	119,670
Kellogg Co.	2,400	82,488
Sysco Corp.	3,200	96,128

		483,710

Healthcare Service — 1.0%
Coventry Health Care, Inc.(a)	2,400	110,784
Humana, Inc.(a)	9,600	144,960
UnitedHealth Group, Inc.	5,400	271,350

		527,094

Index Fund — 3.3%
iShares Russell 1000 Value Index Fund	32,600	1,648,582

Industrial Technology — 0.5%
Kennametal, Inc.	2,000	67,680
Parker-Hannifin Corp.	4,600	193,154

		260,834

Insurance — 6.3%
Allstate Corp.	15,700	559,705
AMBAC Financial Group, Inc.	3,150	208,687
American International Group, Inc.	20,800	1,147,744
Fidelity National Financial, Inc.	3,600	110,736
Hartford Financial Services Group, Inc.	3,200	161,152
Lincoln National Corp.	4,600	163,898
MetLife, Inc.	7,100	201,072
Nationwide Financial Services, Inc. (Class “A” Stock)	3,500	113,750
Old Republic International Corp.	7,100	243,317
St. Paul Cos., Inc. (The)	4,100	149,691
Travelers Property Casualty Corp. (Class “A” Stock)	3,037	48,288
Travelers Property Casualty Corp. (Class “B” Stock)	3,363	53,035

		3,161,075

Machinery — 0.1%
AGCO Corp.(a)	3,500	59,780

Media — 6.9%
AOL Time Warner, Inc.(a)	32,600	524,534
Cablevision Systems New York Group (Class “A” Stock)(a)	8,500	176,460
Clear Channel Communications, Inc.(a)	9,600	406,944
Comcast Corp. (Class “A” Stock)(a)	15,837	477,961
Comcast Corp. (Special Class “A” Stock)(a)	3,300	95,139
E.W. Scripps Co. (The) (Class “A” Stock)	1,200	106,464
Fox Entertainment Group, Inc. (Class “A” Stock)(a)	8,100	233,118
Liberty Media Corp. (Class “A” Stock)(a)	11,800	136,408

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Media (cont’d.)
Omnicom Group, Inc.	2,000	$143,400
Tribune Co.	4,300	207,690
Univision Communications, Inc. (Class “A” Stock)(a)	3,200	97,280
Viacom, Inc. (Class “B” Stock)(a)	12,700	554,482
Walt Disney Co. (The)	15,300	302,175

		3,462,055

Metal & Minerals — 1.7%
Alcan, Inc. (Canada)	7,800	244,062
Alcoa, Inc.	6,900	175,950
Freeport-McMoRan Copper & Gold, Inc. (Class “B” Stock)	3,500	85,750
Phelps Dodge Corp.(a)	9,300	356,562

		862,324

Oil & Gas — 10.7%
Apache Corp.	2,500	162,650
Baker Hughes, Inc.	3,200	107,424
Burlington Resources, Inc.	2,700	145,989
ChevronTexaco Corp.	13,764	993,761
ConocoPhillips	9,099	498,625
Devon Energy Corp.	3,100	165,540
Equitable Resources, Inc.	3,900	158,886
Exxon Mobil Corp.	73,000	2,621,430
Occidental Petroleum Corp.	7,000	234,850
Royal Dutch Petroleum Co. (NY Shares)	3,000	139,860
Schlumberger, Ltd.	2,000	95,140
Smith International, Inc.(a)	600	22,044
Suncor Energy, Inc.	2,400	45,000

		5,391,199

Real Estate Investment Trust — 1.3%
Apartment Investment & Management Co. (Class “A” Stock)	5,400	186,840
Boston Properties, Inc.	3,300	144,540
Equity Office Properties Trust	7,400	199,874
Equity Residential	4,100	106,395

		637,649

Retail — 2.3%
Big Lots, Inc.(a)	5,800	87,232
Borders Group, Inc.(a)	5,800	102,138
CVS Corp.	14,500	406,435
Limited Brands	10,700	165,850
Office Depot, Inc.(a)	8,200	118,982
PETCO Animal Supplies, Inc.(a)	2,100	45,654
Safeway, Inc.(a)	7,100	145,266
Saks, Inc.(a)	8,100	78,570

		1,150,127

Technology — 3.2%
Apple Computer, Inc.(a)	6,200	118,544
Dell Computer Corp.(a)	3,700	118,252
EMC Corp.(a)	10,100	105,747
Hewlett-Packard Co.	15,300	325,890
International Business Machines Corp. (IBM)	7,400	610,500
Millipore Corp.(a)	700	31,059
Storage Technology Corp.(a)	4,200	108,108
Sun Microsystems, Inc.(a)	43,200	198,720

		1,616,820

SEE NOTES TO FINANCIAL STATEMENTS.

B68

SP LARGE CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Telecommunications — 7.2%
ALLTEL Corp.	4,400	$212,168
AT&T Corp.	9,760	187,880
AT&T Wireless Services, Inc.(a)	28,000	229,880
BellSouth Corp.	16,600	442,058
Motorola, Inc.	16,800	158,424
Qwest Communications International, Inc.(a)	18,300	87,474
SBC Communications, Inc.	38,300	978,565
Verizon Communications, Inc.	33,800	1,333,410

		3,629,859

Tobacco — 0.5%
Altria Group, Inc.	6,000	272,640

Transportation — 0.7%
CSX Corp.	700	21,063
FedEx Corp.	2,200	136,466
Union Pacific Corp.	3,700	214,674

		372,203

Utility – Electric — 5.8%
Ameren Corp.	7,200	317,520
Dominion Resources, Inc.	5,300	340,631
Entergy Corp.	2,400	126,672
FirstEnergy Corp.	13,900	534,455
FPL Group, Inc.	5,700	381,045
KeySpan Corp.	3,500	124,075
Kinder Morgan, Inc.	2,500	136,625

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Utility – Electric (cont’d.)
NiSource, Inc.	7,100	$134,900
PG&E Corp.(a)	8,400	177,660
SCANA Corp.	3,300	113,124
Southern Co.	11,900	370,804
TXU Corp.	8,000	179,600

		2,937,111

Waste Management — 0.9%
Republic Services, Inc.(a)	12,700	287,909
Waste Management, Inc.	7,100	171,039

		458,948

TOTAL LONG-TERM INVESTMENTS (cost $49,599,471)		50,092,720

SHORT-TERM INVESTMENT — 0.6%	Principal Amount (000)
Repurchase Agreement
State Street Bank & Trust Co. Repurchase Agreement, 0.50%, 7/1/03 (cost $311,142)(b)	$311	311,142

TOTAL INVESTMENTS — 99.9% (cost $49,910,613; Note 6)		50,403,862
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		28,942

NET ASSETS — 100%		$50,432,804

(a)	Non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $311,146 due 7/1/03. The value of the collateral including accrued interest was $320,069.

SEE NOTES TO FINANCIAL STATEMENTS.

B69

SP MFS CAPITAL OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 95.1%		Value (Note 2)
COMMON STOCKS	Shares
Advertising — 0.5%
Lamar Advertising Co.(a)	1,800	$63,378

Apparel — 0.2%
Liz Claiborne, Inc.	700	24,675

Banks and Savings & Loans — 2.2%
Bank of New York Co., Inc.	1,820	52,325
Mellon Financial Corp.	8,040	223,110

		275,435

Chemicals — 0.7%
Lyondell Chemical Co.	2,530	34,231
Praxair, Inc.	980	58,898

		93,129

Commercial Services — 0.6%
ARAMARK Corp. (Class “B” Stock)(a)	3,420	76,676

Computers — 1.3%
Dell Computer Corp.(a)	950	30,362
International Business Machines Corp. (IBM)	1,590	131,175

		161,537

Computer Services — 6.7%
Affiliated Computer Services, Inc. (Class “A” Stock)(a)	450	20,579
Avid Technology, Inc.(a)	470	16,483
BEA Systems, Inc.(a)	1,440	15,638
BISYS Group, Inc. (The)(a)	4,020	73,847
DST Systems, Inc.(a)	1,100	41,800
Microsoft Corp.	14,686	376,109
Oracle Corp.(a)	7,099	85,330
PeopleSoft, Inc.(a)	1,760	30,958
SunGard Data Systems, Inc.(a)	2,440	63,220
VERITAS Software Corp.(a)	4,106	117,719

		841,683

Consulting — 0.2%
Accenture, Ltd. (Class “A” Stock) (Bermuda)(a)	1,450	26,230

Containers & Packaging — 1.3%
Owens-Illinois, Inc.(a)	7,430	102,311
Smurfit-Stone Container Corp.(a)	4,850	63,196

		165,507

Cosmetics/Toiletries — 1.2%
Avon Products, Inc.	1,180	73,396
Kimberly-Clark Corp.	1,360	70,910

		144,306

Data Processing — 0.5%
First Data Corp.	1,450	60,088

Diversified Manufacturing Operations — 3.5%
Danaher Corp.	630	42,872
General Electric Co.	6,740	193,303
Tyco International, Ltd.	10,690	202,896

		439,071

Drugs & Medical Supplies — 12.3%
Abbott Laboratories	1,960	85,769
Amgen, Inc.(a)	1,770	117,599
Baxter International, Inc.	3,411	88,686
Eli Lilly & Co.	2,334	160,976
Genentech, Inc.(a)	1,290	93,035

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Drugs & Medical Supplies (cont’d.)
Genzyme Corp.(a)	989	$41,340
IDEC Pharmaceuticals Corp.(a)	510	17,340
Johnson & Johnson	1,440	74,448
Medtronic, Inc.	1,280	61,402
Merck & Co., Inc.	1,740	105,357
Pfizer, Inc.	11,346	387,466
Schering-Plough Corp.	12,125	225,525
Wyeth	1,820	82,901

		1,541,844

Electronic Components — 0.8%
Cadence Design Systems, Inc.(a)	2,670	32,200
STMicroelectronics NV (Netherlands)	830	17,256
Texas Instruments, Inc.	2,570	45,232

		94,688

Financial Services — 8.3%
Citigroup, Inc.	7,919	338,933
Fannie Mae	890	60,022
FleetBoston Financial Corp.	3,420	101,608
Freddie Mac	1,220	61,939
Goldman Sachs Group, Inc	1,040	87,100
J.P. Morgan Chase & Co.	2,490	85,108
Merrill Lynch & Co., Inc.	5,330	248,805
SLM Corp.	1,330	52,096

		1,035,611

Food & Beverage — 0.6%
PepsiCo, Inc.	1,680	74,760

Hospital Management — 0.1%
Tenet Healthcare Corp.(a)	1,250	14,562

Insurance — 7.9%
ACE, Ltd. (Cayman Islands)	2,560	87,782
Allstate Corp.	3,890	138,679
American International Group, Inc.	850	46,903
Chubb Corp. (The)	890	53,400
Hartford Financial Services Group, Inc.	4,348	218,965
Marsh & McLennan Cos., Inc.	1,320	67,412
Montpelier Re Holdings, Ltd. (Bermuda)(a)	10	316
Nationwide Financial Services, Inc. (Class “A” Stock)	1,230	39,975
Travelers Property Casualty Corp. (Class “A” Stock)	12,666	201,390
UnumProvident Corp.	3,990	53,506
XL Capital, Ltd. (Class “A” Stock) (Bermuda)	890	73,870

		982,198

Internet — 0.9%
Network Associates, Inc.(a)	8,550	108,414
Symantec Corp.(a)	80	3,509

		111,923

Leisure — 1.2%
Hilton Hotels Corp.	4,545	58,131
MGM MIRAGE(a)	240	8,203
Starwood Hotels & Resorts Worldwide, Inc.	3,000	85,770

		152,104

SEE NOTES TO FINANCIAL STATEMENTS.

B70

SP MFS CAPITAL OPPORTUNITIES PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Media — 8.3%
AOL Time Warner, Inc.(a)	7,380	$118,744
Clear Channel Communications, Inc.(a)	1,910	80,965
Comcast Corp. (Special Class “A” Stock)(a)	7,630	219,973
Cox Communications, Inc. (Class “A” Stock)(a)	1,320	42,108
E.W. Scripps Co. (The)	310	27,503
New York Times Co. (Class “A” Stock)	1,760	80,080
Tribune Co.	1,190	57,477
Viacom, Inc. (Class “B” Stock)(a)	6,815	297,543
Walt Disney Co.	2,355	46,511
Westwood One, Inc.(a)	1,820	61,753

		1,032,657

Metals — 1.0%
Alcoa, Inc.	4,930	125,715

Networking Products — 1.5%
Cisco Systems, Inc.(a)	10,950	182,755

Oil – Exploration & Production — 5.7%
BP PLC, ADR (United Kingdom)	1,500	63,030
ConocoPhillips	1,090	59,732
Devon Energy Corp.	2,250	120,150
GlobalSantaFe Corp.	5,330	124,402
NiSource, Inc.	4,900	93,100
Noble Corp. (Cayman Islands)(a)	4,810	164,983
Occidental Petroleum Corp.	2,730	91,592

		716,989

Oil & Gas Services — 3.6%
BJ Services Co.(a)	2,090	78,082
Calpine Corp.(a)	28,990	191,334
Cooper Cameron Corp.(a)	1,770	89,173
Schlumberger, Ltd. (Netherlands)	2,030	96,567

		455,156

Paper & Forest Products — 0.6%
Bowater, Inc.	2,000	74,900

Restaurants — 1.6%
Brinker International, Inc.(a)	860	30,977
McDonald’s Corp.	4,690	103,462
Outback Steakhouse, Inc.	1,670	65,130
Starbucks Corp.(a)	100	2,452

		202,021

Retail — 10.0%
CVS Corp.	1,430	40,083
Home Depot, Inc.	6,340	209,981
Kohl’s Corp.(a)	1,300	66,794
Kroger Co.(a)	9,300	155,124
Limited Brands	3,500	54,250
Pier 1 Imports, Inc.	2,880	58,752
Reebok International, Ltd.(a)	730	24,550
Sears, Roebuck & Co.	8,775	295,191
Staples, Inc.(a)	1,960	35,966
Target Corp.	1,820	68,869
The Gap, Inc.	540	10,130
TJX Cos., Inc.	1,360	25,622
Wal-Mart Stores, Inc.	2,830	151,886

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Retail (cont’d.)
Williams-Sonoma, Inc.(a)	1,780	$51,976

		1,249,174

Semiconductors — 2.0%
Analog Devices, Inc.(a)	2,830	98,541
Linear Technology Corp.	1,400	45,094
Maxim Integrated Products, Inc.	1,270	43,421
Novellus Systems, Inc.(a)	1,800	65,918

		252,974

Telecommunications — 8.0%
Advanced Fibre Communications, Inc.(a)	2,480	40,350
AT&T Corp.	4,570	87,972
AT&T Wireless Services, Inc.(a)	40,370	331,438
EchoStar Communications Corp. (Class “A” Stock)(a)	1,820	63,008
QUALCOMM, Inc.	430	15,373
SBC Communications, Inc.	2,510	64,130
Sprint Corp. (PCS Group)(a)	8,910	51,233
Telephone and Data Systems, Inc.	2,670	132,699
Verizon Communications, Inc.	5,380	212,241
Winstar Communications, Inc.(a)	930	2

		998,446

Trucking/Shipping — 0.5%
FedEx Corp.	260	16,128
United Parcel Service, Inc. (Class “B” Stock)	680	43,316

		59,444

Utilities – Electric — 1.3%
Duke Energy Co.	2,870	57,257
TXU Corp.	4,830	108,433

		165,690

TOTAL LONG-TERM INVESTMENTS (cost $10,625,822)		11,895,326

SHORT-TERM INVESTMENT — 7.0%	Principal Amount (000)
Repurchase Agreement
State Street Bank & Trust Co. Repurchase Agreement, 0.50%, 7/1/03(b) (cost $872,206)	$872	872,206

TOTAL INVESTMENTS — 102.1% (cost $11,498,028, Note 6)		12,767,532
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(264,004)

NET ASSETS — 100%		$12,503,528

The following abbreviations are used in portfolio descriptions:

ADR	American Depository Receipt

(a)	Non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $872,218 due 7/1/03. The value of the collateral including accrued interest was $892,706.

SEE NOTES TO FINANCIAL STATEMENTS.

B71

SP MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 96.9%		Value (Note 2)
COMMON STOCKS	Shares
Apparel — 2.5%
Abercrombie & Fitch Co. (Class “A” Stock)(a)	10,900	$309,669
Coach, Inc.(a)	9,000	447,660

		757,329

Building & Construction — 1.8%
KB HOME	8,600	533,028

Commercial Services — 3.1%
CheckFree Corp.(a)	12,600	350,784
Weight Watchers International, Inc.(a)	12,500	568,625

		919,409

Computers — 1.2%
Western Digital Corp.(a)	35,000	360,500

Computer Services — 3.5%
Cognizant Technology Solutions Corp.(a)	14,400	350,784
Storage Technology Corp.(a)	13,000	334,620
Unisys Corp.(a)	31,000	380,680

		1,066,084

Computers & Peripherals — 1.7%
Lexmark International, Inc.(a)	7,200	509,544

Drugs & Medical Supplies — 13.4%
Becton, Dickinson & Co.	6,900	268,065
Boston Scientific Corp.(a)	9,300	568,230
Forest Laboratories, Inc.(a)	10,100	552,975
Gilead Sciences, Inc.(a)	14,200	789,236
IDEXX Laboratories, Inc.(a)	3,500	117,390
IVAX Corp.(a)	15,200	271,320
MedImmune, Inc.(a)	8,600	312,782
Sepracor, Inc.(a)	11,700	210,951
St. Jude Medical, Inc.(a)	4,500	258,750
Stryker Corp.	5,000	346,850
Zimmer Holdings, Inc.(a)	7,300	328,865

		4,025,414

Electronics — 3.0%
Harman International Industries, Inc.	8,700	688,518
PerkinElmer, Inc.	14,700	203,007

		891,525

Engineering — 1.1%
Jacobs Engineering Group, Inc.(a)	7,500	316,125

Financial Services — 2.2%
Moody’s Corp.	12,600	664,146

Food & Beverage — 1.3%
Whole Foods Market, Inc.(a)	8,300	394,499

Healthcare Services — 6.1%
Aetna, Inc.	9,900	595,980
Quest Diagnostics, Inc.(a)	8,000	510,400
UnitedHealth Group, Inc.	12,000	603,000
WebMD Corp.(a)	13,000	140,790

		1,850,170

Internet — 9.1%
eBay, Inc.(a)	5,400	562,572
InterActiveCorp(a)	19,525	772,604
Symantec Corp.(a)	14,000	614,040

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Internet (cont’d.)
VeriSign, Inc.(a)	23,500	$325,005
Yahoo!, Inc.(a)	14,600	478,296

		2,752,517

Leisure — 3.3%
GTECH Holdings Corp.(a)	7,700	289,905
International Game Technology	7,000	716,310

		1,006,215

Media — 2.3%
Fox Entertainment Group, Inc. (Class “A” Stock)(a)	15,400	443,212
Westwood One, Inc.(a)	7,300	247,689

		690,901

Motorcycles — 2.0%
Harley-Davidson, Inc.	15,150	603,879

Networking Products — 5.0%
Cisco Systems, Inc.(a)	36,000	600,840
Foundry Networks, Inc.(a)	38,000	547,200
Juniper Networks, Inc.(a)	29,900	369,863

		1,517,903

Oil & Gas Exploration & Production — 3.6%
Apache Corp.	6,875	447,288
EOG Resources, Inc.	5,200	217,568
Halliburton Co.	11,000	253,000
Pogo Producing Co.	3,600	153,900

		1,071,756

Personal Products — 0.9%
Estee Lauder Cos, Inc. (Class “A” Stock)	8,250	276,623

Restaurants — 3.5%
Applebee’s International, Inc.	10,500	330,015
CBRL Group, Inc.	10,200	396,372
P. F. Chang’s China Bistro, Inc.(a)	6,400	314,944

		1,041,331

Retail — 5.0%
Amazon.com, Inc.(a)	19,000	693,310
Chico’s FAS, Inc.(a)	11,500	242,075
Krispy Kreme Doughnuts, Inc.(a)	14,100	580,638

		1,516,023

Schools — 4.2%
Apollo Group, Inc. (Class “A” Stock)(a)	10,300	636,128
ITT Educational Services, Inc.(a)	21,700	634,725

		1,270,853

Semiconductors — 1.9%
ATI Technologies, Inc.(a)	14,800	150,960
Cree, Inc.(a)	8,600	140,008
QLogic Corp.(a)	6,100	294,813

		585,781

Software — 7.7%
Adobe Systems, Inc.	9,300	298,251
Citrix Systems, Inc.(a)	15,200	309,472
Cognos, Inc.(a)	9,700	261,900
Electronic Arts, Inc.(a)	8,700	643,713

SEE NOTES TO FINANCIAL STATEMENTS.

B72

SP MID-CAP GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Software (cont’d.)
Intuit, Inc.(a)	11,000	$489,830
Pixar, Inc.(a)	5,000	304,200

		2,307,366

Telecommunications — 6.3%
ADTRAN, Inc.(a)	6,650	341,078
Cablevision Systems NY Group (Class “A” Stock)(a)	13,500	280,260
EchoStar Communications Corp. (Class “A” Stock)(a)	8,600	297,732
Nextel Communications, Inc. (Class “A” Stock)(a)	29,500	533,360
QUALCOMM, Inc.	12,700	454,025

		1,906,455

Toys — 0.5%
Hasbro, Inc.	9,000	157,410

Transport Services — 0.7%
Ryder System, Inc.	8,400	215,208

TOTAL LONG-TERM INVESTMENTS (cost $25,219,911)		29,207,994

SHORT-TERM INVESTMENT — 3.0%	Principal Amount (000)	Value (Note 2)
Repurchase Agreement
State Street Bank & Trust Co. Repurchase Agreement, 0.50%, 7/1/03(b) (cost $915,847)	$916	$915,847

TOTAL INVESTMENTS — 99.9% (cost $26,135,758; Note 6)		30,123,841
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		33,390

NET ASSETS — 100%		$30,157,231

(a)	Non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $915,860 due 7/1/03. The value of the collateral including accrued interest was $936,929.

SEE NOTES TO FINANCIAL STATEMENTS.

B73

SP PIMCO TOTAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 99.4% LONG-TERM BONDS — 99.4%	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Asset Backed Securities — 0.2%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1(b)	Aaa	1.318%	08/21/30	204	$203,841
Advanta Mortgage Loan Trust, Series 1999-4(b)	Aaa	1.41%	11/25/29	93	92,486
Block Mortgage Finance, Inc., Series 1998-2(b)	Aaa	1.215%	08/25/28	161	159,721
Brazos Student Loan Finance Corp., Series 1998-A(b)	Aaa	1.82%	06/01/23	393	397,617
First Nationwide Trust, Series 2001-4	AAA(c)	8.50%	09/25/31	153	158,638
Wells Fargo Mortgage Backed Securities Trust, Series 2001-25(b)	Aaa	6.431%	10/25/31	189	189,415

					1,201,718

Collateralized Mortgage Obligations — 5.6%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11(b)	Aaa	5.663%	02/25/33	3,053	3,106,377
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-5(b)	Aaa	6.004%	06/25/32	2,020	2,071,325
Bear Stearns Adjustable Rate Mortgage Trust, Series 2001-6(b)	Aaa	6.598%	09/25/31	79	78,740
Countrywide Home Loans, Series 2002-7(b)	Aaa	5.46%	05/19/32	518	524,569
Federal Home Loan Mortgage Corp., Series 2504	NR	5.25%	04/15/26	3,068	3,090,432
Federal Home Loan Mortgage Corp., Series 2535	NR	5.00%	09/15/16	5,794	5,983,250
Federal Home Loan Mortgage Corp., Series 2071	NR	6.50%	05/15/25	109	109,370
Federal Home Loan Mortgage Corp., Series 1578	NR	6.65%	07/15/22	471	475,189
Federal National Mortgage Association, Series 2002-16	NR	5.50%	07/25/29	2,920	2,946,009
Federal National Mortgage Association, Series 2001-29	NR	6.50%	07/25/31	338	360,789
Federal National Mortgage Association, Series 2003-W1	NR	6.50%	12/25/42	2,131	2,295,216
Federal National Mortgage Association, Series 2001-13	NR	6.00%	12/25/28	733	739,188
G-Wing, Ltd., Series 2001-WH1A(b)	BBB(c)	3.96%	11/06/11	288	282,864
Government Lease Trust, Series 1999-C1A	A(c)	4.00%	05/18/11	1,500	1,484,714
Government National Mortgage Association, Series 2000-14(b)	Aaa	1.83%	02/16/30	114	114,511
Homeside Mortgage Securities Trust, Series 2001-1(b)	Aaa	1.519%	01/20/27	191	188,907
Indymac Arm Trust, Series 2001-H2(b)	Aaa	6.596%	01/25/31	124	127,031
Master Asset Securitization Trust, Series 2003-7	NR	5.50%	07/31/33	6,700	6,785,110
Mellon Residental Funding Corp., Series 1999-TBC2(b)	NR	6.006%	07/25/29	155	156,037
Mortgage Capital Funding, Inc., Series 1996-MC1	AAA(c)	7.90%	02/15/06	260	291,037
PNC Mortgage Securities Corp., Series 2001-1	Aaa	7.50%	02/25/31	8	7,889
Residential Asset Securitization Trust, Series 1999-A8	AAA(c)	7.875%	01/25/30	140	142,981
Residential Funding Mortgage Securities I, Series 2003-S9	Aaa	6.50%	03/25/32	5,018	5,171,700
Structured Asset Mortgage Investments, Inc., Series 1999-1(b)	AAA(c)	6.503%	06/25/29	376	382,723
Washington Mutual, Inc., Series 2003-AR1(b)	Aaa	5.459%	02/25/33	2,297	2,363,352
Washington Mutual, Inc., Series 1999-WM1(b)	NR	6.299%	10/19/39	210	210,451

					39,489,761

CORPORATE BONDS — 7.0%
Airlines
United Air Lines, Inc., Pass-Through Certs. Series A-4(a)	Caa2	9.21%	01/21/17	200	55,886

Auto – Cars & Trucks — 0.1%
Ford Motor Co.	Baa1	7.45%	07/16/31	900	824,459

Financial Services — 2.4%
CIT Group, Inc., M.T.N.(b)	A2	2.78%	03/01/04	1,250	1,260,155
Ford Motor Credit Co.	A3	7.25%	10/25/11	2,250	2,313,164
Ford Motor Credit Co., M.T.N.(b)	A3	2.04%	03/08/04	1,700	1,696,376
General Electric Capital Corp., M.T.N.	Aaa	6.125%	02/22/11	1,500	1,710,440
General Motors Acceptance Corp.	A3	6.875%	09/15/11	2,500	2,508,342
General Motors Acceptance Corp.	A3	8.00%	11/01/31	1,000	981,165
General Motors Acceptance Corp., M.T.N.(b)	A3	1.679%	07/21/04	1,000	988,752
PEMEX Master Trust	Baa1	7.375%	12/15/14	2,000	2,190,000
PEMEX Master Trust	Baa1	8.625%	02/01/22	500	571,250
PEMEX Master Trust	Baa1	9.125%	10/13/10	2,000	2,420,000

					16,639,644

Forest Products — 0.4%
Weyerhaeuser Co.(b)	Baa2	2.244%	09/15/03	2,500	2,500,163

SEE NOTES TO FINANCIAL STATEMENTS.

B74

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Media — 0.6%
Comcast Corp.	Baa3	5.85%	01/15/10	2,000	$2,200,596
Comcast Corp.	Baa3	6.50%	01/15/15	1,660	1,866,894

					4,067,490

Oil & Gas — 0.6%
El Paso Corp.	Baa2	7.125%	05/06/09	1,200	1,219,547
El Paso Energy Corp., M.T.N.	Caa1	7.75%	01/15/32	2,090	1,760,825
El Paso Energy Corp., M.T.N.	Caa1	7.80%	08/01/31	750	631,875
The Williams Cos., Inc.	B3	7.50%	01/15/31	500	472,500

					4,084,747

Telecommunications — 1.6%
AT&T Corp.(f)	Baa2	7.30%	11/15/11	500	571,556
AT&T Corp.(f)	Baa2	8.50%	11/15/31	3,000	3,401,667
Qwest Capital Funding, Inc.	Caa2	7.25%	02/15/11	200	164,000
Qwest Corp.	Ba3	8.875%	03/15/12	2,650	2,961,375
Sprint Capital Corp.	Baa3	6.875%	11/15/28	1,900	1,906,146
Sprint Capital Corp.	Baa3	7.625%	01/30/11	1,000	1,141,446
Sprint Capital Corp.	Baa3	8.375%	03/15/12	1,000	1,197,317

					11,343,507

Utility – Electric — 0.9%
ALLETE, Inc.(b)	Baa1	2.179%	10/20/03	2,000	2,000,160
Entergy Gulf States, Inc.(b)	Baa3	1.96%	06/18/07	3,500	3,495,807
Texas Utilities Electric Co.	Baa1	8.25%	04/01/04	1,000	1,047,028

					6,542,995

Waste Management — 0.4%
Waste Management, Inc.	Baa3	7.00%	10/15/06	2,775	3,137,565

TOTAL CORPORATE BONDS (cost $45,070,223)					49,196,456

CONVERTIBLE BOND — 0.6%
General Motors Corp.	Baa1	6.25%	07/15/33	161	3,982,513

FOREIGN GOVERNMENT BONDS — 9.0%
Canadian Government, (Canada)	AAA(c)	4.50%	09/01/07	9,300	7,076,556
Canadian Government, (Canada)	Aaa	6.00%	06/01/08	8,100	6,547,959
Federal Republic of Brazil, (Brazil)	B2	8.00%	04/15/14	7,388	6,492,979
Federal Republic of Colombia, (Columbia)	Ba2	10.75%	01/15/13	1,000	1,170,000
Federal Republic of Germany, (Germany)	Aaa	5.00%	07/04/11	9,400	11,825,359
Federal Republic of Germany, (Germany)	Aaa	5.25%	07/04/10	9,600	12,253,349
Federal Republic of Germany, (Germany)	Aaa	5.25%	01/04/11	7,900	10,092,557
Federal Republic of Panama, (Panama)	Ba1	8.25%	04/22/08	1,800	1,989,000
Federal Republic of Panama, (Panama)	Ba1	8.875%	09/30/27	750	817,500
Federal Republic of Peru, (Peru)	Ba3	9.125%	01/15/08	500	542,500
Federal Republic of Peru, (Peru)	Ba3	9.875%	02/06/15	2,500	2,743,750
United Mexican States, (Mexico)	Baa2	8.375%	01/14/11	1,500	1,797,000

					63,348,509

MUNICIPAL BONDS — 4.3%
California St., Rev. Antic. Wts., Ser. A	MIG1	2.00%	06/16/04	5,900	5,948,970
Chicago, IlI., G.O., Proj. & Ref., Ser. A	Aaa	5.00%	01/01/41	300	308,472
Clark Cnty. Nev., Bond Bank, G.O., M.B.I.A.	Aaa	5.00%	06/01/32	3,000	3,125,730
Dallas, TX Indpt. Sch. Dist.	Aaa	5.00%	02/15/21	2,000	2,110,960
Georgia St., Rd. & Thrwy. Auth. Rev.	Aaa	5.00%	03/01/21	700	744,751
Golden St. Tobacco Securitization Corp., Ser. 2003-A-1	Baa2	6.25%	06/01/33	2,500	2,244,425
Illinois St., G.O., Taxable Pension	Aa3	5.10%	06/01/33	3,400	3,362,090
Massachusetts St. Wtr. Res. Auth., Ser. J, F.S.A.	Aaa	5.00%	08/01/32	2,500	2,601,750
Salt River Proj., Ariz., Agricultural Impvt. & Pwr. Dist. Elec. Sys. Rev., Ser. B	Aa2	4.75%	01/01/32	2,000	2,027,500
South Carolina St. Hwy., Ser. B	Aaa	5.00%	04/01/17	2,000	2,179,600

SEE NOTES TO FINANCIAL STATEMENTS.

B75

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
MUNICIPAL BONDS (cont’d.)
Tobacco Settlement Fin. Corp.	Baa2	6.375%	06/01/32	$ 2,000	$ 1,801,420
Tobacco Settlement Fin. Corp., Asset Bkd., Ser. A-1	AA-(c)	5.50%	06/01/15	2,000	2,170,900
Triborough Bridge & Tunnel Auth., NY, Rev., Rfdg., Ser. B	Aa3	5.00%	11/15/32	1,860	1,931,833

					30,558,401

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 24.5%
United States Treasury Bonds		3.625%	04/15/28	1,023	1,246,725
United States Treasury Bonds		6.00%	02/15/26	9,800	11,714,450
United States Treasury Bonds		6.25%	08/15/23	7,250	8,880,685
United States Treasury Bonds		6.75%	08/15/26	12,400	16,158,266
United States Treasury Bonds		7.50%	11/15/16	4,800	6,515,813
United States Treasury Bonds		8.125%	08/15/19	6,150	8,894,677
United States Treasury Bonds		8.875%	08/15/17	18,100	27,381,897
United States Treasury Bonds		10.625%	08/15/15	6,250	10,368,650
United States Treasury Notes(e)		3.375%	01/15/07	18,737	20,575,466
United States Treasury Notes		3.50%	01/15/11	13,254	15,053,989
United States Treasury Notes		3.625%	01/15/08	18,204	20,423,151
United States Treasury Strip I/O		Zero	02/15/15-02/15/22	54,950	23,880,557
United States Treasury Strip P/O		Zero	02/15/27	3,400	1,046,724

					172,141,050

U.S. GOVERNMENT MORTGAGE BACKED SECURITIES — 48.2%
Federal National Mortgage Association		4.00%	TBA	38,500	38,500,000
Federal National Mortgage Association(b)		4.299%	05/01/36	242	247,474
Federal National Mortgage Association		5.00%	01/01/18	138	142,988
Federal National Mortgage Association		5.00%	TBA	8,000	8,062,496
Federal National Mortgage Association		5.50%	12/01/14-01/01/18	4,000	4,158,198
Federal National Mortgage Association		5.50%	TBA	26,500	27,502,018
Federal National Mortgage Association		5.50%	TBA	17,700	18,380,353
Federal National Mortgage Association		5.936%	11/01/11	984	1,119,973
Federal National Mortgage Association		6.00%	04/01/13-01/01/23	73,436	76,646,596
Federal National Mortgage Association		6.00%	TBA	6,500	6,749,847
Federal National Mortgage Association		6.50%	01/01/28-01/01/33	139,448	145,420,775
Government National Mortgage Association		5.00%	TBA	6,400	6,528,000
Government National Mortgage Association(b)		5.375%	04/20/25-05/20/25	187	194,436
Government National Mortgage Association(b)		5.75%	08/20/24-08/20/27	610	623,604
Government National Mortgage Association		6.00%	TBA	4,000	4,185,000
Government National Mortgage Association		6.50%	12/15/23	28	29,647
Government National Mortgage Association		8.00%	12/15/30-04/15/31	593	639,632
Government National Mortgage Association		9.00%	07/15/30-10/15/30	28	30,228

					339,161,265

			Expiration Date	Shares
WARRANTS(j) — 0.0%
Mexico Value, Ser. B			06/01/04	1,000,000	10,000
Mexico Value, Ser. C			06/01/05	1,000,000	3,000
Mexico Value, Ser. D			06/30/06	1,000,000	1,000
Mexico Value, Ser. E			06/01/07	1,000,000	500

TOTAL WARRANTS					14,500

TOTAL LONG-TERM INVESTMENTS (cost $686,189,809)					699,094,173

SHORT-TERM INVESTMENTS — 21.4%			Maturity Date	Principal Amount (000)
OTHER CORPORATE OBLIGATIONS — 5.1%
Bank of America	NR	1.15%	07/14/03	$ 6,800	6,800,000
Danske Corp.	P-1	1.20%	08/28/03	6,000	5,988,400
Danske Corp.	P-1	1.24%	07/28/03	850	849,210

SEE NOTES TO FINANCIAL STATEMENTS.

B76

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

SHORT-TERM INVESTMENTS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
OTHER CORPORATE OBLIGATIONS (cont’d.)
General Electric Capital Corp.	P-1	1.20%	08/21/03	$ 700	$ 698,810
General Motors Acceptance Corp., M.T.N.	P-2	1.63%	08/04/03	1,000	999,981
HBOS Treasury Services PLC (United Kingdom)	P-1	1.21%	08/29/03	12,000	11,976,203
HBOS Treasury Services PLC (United Kingdom)	P-1	1.245%	08/04/03	2,400	2,397,178
Kraft Foods, Inc.	P-2	2.08%	02/27/04	4,900	4,900,000
Westpac Trust Securities	P-1	1.18%	08/05/03	800	799,082
Westpac Trust Securities	P-1	1.20%	08/14/03	800	798,827

					36,207,691

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 15.7%
Federal Home Loan Bank(i)		1.17%	08/01/03	8,700	8,691,235
Federal Home Loan Mortgage Corp.(i)		1.10%	12/01/03	18,600	18,513,045
Federal Home Loan Mortgage Corp.(i)		1.12%	09/30/03	19,300	19,245,360
Federal Home Loan Mortgage Corp.(i)		1.13%	10/24/03-11/06/03	19,600	19,523,577
Federal Home Loan Mortgage Corp.(i)		1.16%	07/30/03	5,850	5,844,534
Federal Home Loan Mortgage Corp.(i)		1.195%	08/25/03	4,000	3,992,697
Federal National Mortgage Association(i)		1.195%	08/11/03	21,400	21,370,875
United States Treasury Bills(i)		0.815%	08/14/03	500	499,502
United States Treasury Bills(i)		0.855%	08/14/03	500	499,477
United States Treasury Bills(i)		0.99%	08/14/03	500	499,395
United States Treasury Bills(i)		1.005%	08/14/03	500	499,386
United States Treasury Bills(i)		1.015%	08/14/03	1,550	1,548,072
United States Treasury Bills(i)		1.035%	08/14/03	250	249,684
United States Treasury Bills(i)		1.04%	08/14/03	2,000	1,997,458
United States Treasury Bills(i)		1.05%	08/14/03	750	749,037
United States Treasury Bills(i)		1.065%	08/14/03	140	139,818
United States Treasury Bills(i)		1.07%	08/14/03	1,955	1,952,432
United States Treasury Bills(i)		1.075%	08/14/03	2,985	2,981,089
United States Treasury Bills(i)		1.0775%	08/07/03	55	54,939
United States Treasury Bills(i)		1.08%	08/07/03	290	289,678
United States Treasury Bills(i)		1.09%	08/07/03	180	179,798
United States Treasury Bills(i)		1.1035%	08/14/03	250	249,684
United States Treasury Bills(i)		1.105%	08/07/03	415	414,529
United States Treasury Bills(i)		1.11%	08/07/03	375	374,575

					110,359,876

REPURCHASE AGREEMENT — 0.6%
State Street Bank & Trust Co. Repurchase Agreement, 0.5%, 7/1/03(d) (cost $4,036,784)				4,037	4,036,784

OUTSTANDING OPTIONS PURCHASED — 0.0%				Contracts
Put Options
Euro Futures, expiring 3/15/04 @ $ 96.25				500,000	1,250
Swap Option 6 month LIBOR, expiring 5/31/05 @ 0.76%				780,000,000	43,848
Swap Option 6 month LIBOR, expiring 5/31/05 @ 0.76%				780,000,000	44,172

					89,270

TOTAL SHORT-TERM INVESTMENTS (cost $150,695,623)					150,693,621

TOTAL INVESTMENTS BEFORE OUTSTANDING OPTIONS WRITTEN AND INVESTMENTS SOLD SHORT (cost $836,885,432; Note 6)					849,787,794

SEE NOTES TO FINANCIAL STATEMENTS.

B77

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2002 (Unaudited)

			Contracts	Value (Note 2)
OUTSTANDING OPTIONS WRITTEN(a) — (0.3%)
Call Options — (0.3%)
Japan Government Bonds Futures, expiring 8/29/03 @ $145			16,000,000	$ (2,665)
Swap Option 3 month LIBOR, expiring 3/3/04 @ 3.25%			24,800,000	(484,245)
Swap Option 3 month LIBOR, expiring 7/22/03 @ 4.0%			8,200,000	(115,259)
Swap Option 3 month LIBOR, expiring 1/7/05 @ 5.0%			11,500,000	(797,410)
Swap Option 3 month LIBOR, expiring 10/7/04 @ 4.0%			6,200,000	(160,041)
Swap Option 3 month LIBOR, expiring 11/12/03 @ 3.0%			13,500,000	(182,871)
United States Treasury Notes 5 year Futures, expiring 8/22/03 @ $117			92,000	(17,250)

				(1,759,741)

Put Options
Swap Option 3 month LIBOR, expiring 1/7/05 @ 7.0%			8,000,000	(41,728)
Swap Option 3 month LIBOR, expiring 1/7/05 @ 7.0%			3,500,000	(18,256)
Swap Option 3 month LIBOR, expiring 10/7/04 @ 6.0%			6,200,000	(79,267)
Swap Option 3 month LIBOR, expiring 12/17/03 @ 5.5%			24,500,000	(20,433)

				(159,684)

TOTAL OUTSTANDING OPTIONS WRITTEN (premium received $1,848,310)				(1,919,425)

INVESTMENTS SOLD SHORT — (3.3%)	Interest Rate	Maturity Date	Principal Amount (000)
U.S. Government & Agency Obligations — (3.3%)
United States Treasury Notes	4.375%	05/15/07	$5,500	(5,975,233)
United States Treasury Notes	4.875%	02/15/12	5,250	(5,835,701)
United States Treasury Notes	5.50%	05/15/09	9,900	(11,402,790)

TOTAL INVESTMENTS SOLD SHORT (premium received $23,415,881)				(23,213,724)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND INVESTMENTS SOLD SHORT — 117.2% (cost $811,621,241)				824,654,645
VARIATION MARGIN ON OPEN FUTURES CONTRACTS(g)				385,026
UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS(h)				57,223
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS — (17.2)%				(121,497,130)

TOTAL NET ASSETS — 100.0%				$703,599,764

The following abbreviations are used in portfolio descriptions:

F.S.A.	Financial Security Assurance
GO	General Obligation
M.B.I.A.	Municipal Bond Insurance Company
M.T.N.	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
P/O	Principal Only
TBA	Securities purchased on a forward commitment basis

(a)	Represents issuer in default on interest payments, non-income producing security.

(b)	Rate shown reflects current rate on variable rate instrument.

(c)	Standard & Poor’s rating.

(d)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $4,036,840 due 07/01/03. The value of the collateral including accrued interest was $4,122,158.

(e)	Security segregated as collateral for futures contracts.

(f)	Increase/decrease in rate variable upon increase/decrease in Moody’s or Standard & Poor’s rating.

SEE NOTES TO FINANCIAL STATEMENTS.

B78

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

(g)	Open futures contracts as of June 30, 2003 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2003	Unrealized Appreciation/ (Depreciation)
Long Positions:
60	Euribor	Dec 04	$16,817,866	$16,794,612	$(23,254)
110	German 10 Yr Fed Bonds	Sep 03	14,937,848	14,757,784	(180,064)
117	LIBOR	Mar 05	23,250,368	23,177,741	(72,627)
34	LIBOR	Mar 04	6,760,659	6,773,283	12,624
34	LIBOR	Jun 04	6,748,035	6,764,867	16,832 38
38	LIBOR	Sep 04	7,538,003	7,548,193	10,190
14	LIBOR	Dec 04	2,785,348	2,776,581	(8,767)
57	Eurodollars	Sep 04	13,861,642	14,012,738	151,096
9	Eurodollars	Dec 04	2,176,988	2,206,350	29,362
34	Eurodollars	Jun 05	8,310,729	8,289,200	(21,529)
46	U.S. Treasury 5 Yr Notes	Sep 03	5,380,563	5,295,750	(84,813)
757	U.S. Treasury 10 Yr Notes	Sep 03	89,116,926	88,900,188	(216,738)

					(387,688)

Short Positions:
67	U.S. Treasury Bonds	Sep 03	7,970,383	7,862,031	108,352

					$(279,336)

(h)	Outstanding forward foreign currency contracts as of June 30, 2003 were as follows:

Forward Foreign Currency Contract	Value at Settlement Date	Value at June 30, 2003	Unrealized Appreciation
Sold:
Eurodollars expiring 7/30/03	$15,394,860	$15,357,809	$37,051
Pound Sterling expiring 7/31/03	1,103,652	1,083,480	20,172

			$57,223

(i)	Rate quoted represents yield-to-maturity as of purchase date.

(j)	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

B79

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 89.7%		Value (Note 2)
COMMON STOCKS	Shares

Airlines — 0.6%
Continental Airlines, Inc. (Class “B” Stock)(a)	38,200	$571,854

Biotechnology — 5.0%
Abgenix, Inc.(a)	42,000	440,580
Affymetrix, Inc.(a)	17,900	352,809
Cephalon, Inc.(a)	36,300	1,494,108
Gilead Sciences, Inc.(a)	14,000	778,120
IDEC Pharmaceuticals Corp.(a)	11,600	394,400
MedImmune, Inc.(a)	10,382	377,593
Protein Design Labs, Inc.(a)	44,100	616,518

		4,454,128

Capital Markets — 4.0%
Investment Technology Group, Inc.(a)	72,500	1,348,500
Merrill Lynch & Co., Inc.	21,200	989,616
T. Rowe Price Group, Inc.	33,200	1,253,300

		3,591,416

Commercial Services & Supplies — 5.4%
Hudson Highland Group, Inc.(a)	34,375	653,469
Monster Worldwide, Inc.(a)	211,000	4,163,030

		4,816,499

Communications Equipment — 2.0%
ADC Telecommunications, Inc.(a)	332,600	774,293
Brocade Communications Systems, Inc.(a)	123,900	729,771
UTStarcom, Inc.(a)	7,700	273,889

		1,777,953

Electronic Equipment & Instruments — 4.1%
Agilent Technologies, Inc.(a)	46,700	912,985
Symbol Technologies, Inc.	150,000	1,951,500
Tech Data Corp.(a)	29,400	785,274

		3,649,759

Energy Equipment & Services — 2.7%
BJ Services Co.(a)	34,200	1,277,712
Weatherford International, Ltd.(a)	26,500	1,110,350

		2,388,062

Healthcare Equipment & Supplies — 1.9%
Applera Corp.-Applied Biosystems Group	43,400	825,902
VISX, Inc.(a)	48,100	834,535

		1,660,437

Healthcare Providers & Services — 2.7%
WebMD Corp.(a)	217,500	2,355,525

Hotels, Restaurants & Leisure — 1.5%
Brinker International, Inc.(a)	36,400	1,311,128

Household Durables — 1.1%
Harman International Industries, Inc.	12,300	973,422

Internet & Catalog Retail — 3.5%
Amazon.com, Inc.(a)	25,700	937,793
eBay, Inc.(a)	3,300	343,794
InterActiveCorp(a)	45,966	1,818,875

		3,100,462

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Internet Software & Services — 6.6%
Ask Jeeves, Inc.(a)	126,100	$1,733,875
DoubleClick, Inc.(a)	66,200	612,350
Expedia, Inc.(a)	13,200	1,008,216
RealNetworks, Inc.(a)	131,100	888,858
VeriSign, Inc.(a)	116,300	1,608,429

		5,851,728

IT Services — 5.8%
CheckFree Corp.(a)	37,000	1,030,080
DST Systems, Inc.(a)	45,300	1,721,400
Paychex, Inc.	20,300	594,993
SunGard Data Systems, Inc.(a)	67,700	1,754,107

		5,100,580

Media — 11.4%
Clear Channel Communications, Inc.(a)	10,300	436,617
Emmis Communications Corp. (Class “A” Stock)(a)	72,000	1,652,400
Entercom Communications Corp.(a)	3,600	176,436
Gemstar-TV Guide International, Inc.(a)	464,600	2,364,814
General Motors Corp. (Class ‘H’ Stock)(a)	57,600	737,856
Interpublic Group of Cos., Inc.	144,600	1,934,748
Lin TV Corp. (Class “A” Stock)(a)	48,100	1,132,755
Omnicom Group, Inc.	11,200	803,040
Pearson PLC, ADR (United Kingdom)	30,500	292,800
Univision Communications, Inc. (Class “A” Stock)(a)	19,400	589,760

		10,121,226

Multi-line Retail — 2.7%
Dollar Tree Stores, Inc.(a)	76,400	2,424,172

Pharmaceuticals — 8.6%
Allergan, Inc.	9,900	763,290
Antigenics, Inc.(a)	26,700	307,584
Barr Laboratories, Inc.(a)	31,250	2,046,875
Medicis Pharmaceutical Corp. (Class “A” Stock)	16,600	941,220
Pharmaceutical Resources, Inc.(a)	20,100	978,066
Sepracor, Inc.(a)	38,700	697,761
Watson Pharmaceuticals, Inc.(a)	46,300	1,869,131

		7,603,927

Semiconductor & Semiconductor Equipment — 10.5%
Altera Corp.(a)	16,300	267,320
Conexant Systems, Inc.(a)	73,800	302,580
Intel Corp.	33,100	687,950
International Rectifier Corp.(a)	33,300	893,106
KLA-Tencor Corp.(a)	20,400	948,396
Lattice Semiconductor Corp.(a)	35,800	294,634
Linear Technology Corp.	20,600	663,526
LSI Logic Corp.(a)	122,700	868,716
Marvell Technology Group, Ltd.(a)	13,300	457,121
Novellus Systems, Inc.(a)	28,100	1,029,050
Semtech Corp.(a)	149,100	2,123,184
Xilinx, Inc.(a)	32,600	825,106

		9,360,689

Software — 7.4%
Amdocs, Ltd. (United Kingdom)(a)	62,700	1,504,800
Ascential Software Corp.(a)	50,525	830,631

SEE NOTES TO FINANCIAL STATEMENTS.

B80

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Software (cont’d.)
BEA Systems, Inc.(a)	77,000	$836,220
Mentor Graphics Corp.(a)	50,200	726,896
Parametric Technology Corp.(a)	69,100	210,755
Reynolds & Reynolds Co. (Class “A” Stock)	3,600	102,816
Synopsys, Inc.(a)	15,000	927,750
THQ, Inc.(a)	47,700	858,600
TIBCO Software, Inc.(a)	106,600	542,594

		6,541,062

Specialty Retail — 2.2%
Advanced Auto Parts, Inc.(a)	14,000	852,600
Chico’s FAS, Inc.(a)	17,400	366,270
PETCO Animal Supplies, Inc.(a)	10,700	232,618
Staples, Inc.(a)	27,800	510,130

		1,961,618

TOTAL LONG-TERM INVESTMENTS (cost $66,190,190)		79,615,647

SHORT-TERM INVESTMENT — 8.8%
Mutual Fund
Prudential Core Investment Fund — Taxable Money Market Series (cost $7,829,740; Note 4)	7,829,740	7,829,740

TOTAL INVESTMENTS BEFORE OUTSTANDING OPTIONS WRITTEN — 98.5% (cost $74,019,930; Note 6)		87,445,387

SHORT-TERM INVESTMENT		Value (Note 2)
(Continued)	Contracts
OUTSTANDING OPTIONS WRITTEN(a) — (0.2%)
Call Option
Monster Worldwide, Inc., expiring 9/20/03 @ $20	45,800	$(114,500)
expiring 9/20/03 @ $22.5	9,100	(11,830)

TOTAL OUTSTANDING OPTIONS WRITTEN (premium received $84,387)		(126,330)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN — 98.3% (cost $73,935,543)		87,319,057
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.7%		1,465,553

NET ASSETS — 100%		$88,784,610

The following abbreviations are used in portfolio descriptions:

ADR	American Depository Receipt

(a)	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

B81

SP SMALL/MID CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 99.0%		Value (Note 2)
COMMON STOCKS	Shares
Advertising — 0.5%
Getty Images, Inc.(a)	18,700	$772,310

Aerospace/Defense — 0.3%
Integrated Defense Technologies, Inc.(a)	4,700	72,897
United Defense Industries, Inc.(a)	15,800	409,852

		482,749

Agricultural Products & Services — 0.3%
Delta & Pine Land Co.	19,100	419,818

Airlines — 0.3%
Alaska Air Group, Inc.(a)	3,100	66,495
Delta Air Lines, Inc.	24,500	359,660

		426,155

Apparel — 1.1%
OshKosh B’Gosh, Inc. (Class “A” Stock)	25,500	688,500
Russell Corp.	15,100	286,900
UniFirst Corp.	9,600	210,240
Wolverine World Wide, Inc.	18,000	346,680

		1,532,320

Appliances & Home Furnishings — 0.4%
Applica, Inc.(a)	47,900	407,150
Kirkland’s, Inc.(a)	6,000	96,900

		504,050

Autos – Cars & Trucks — 1.1%
American Axle & Manufacturing Holdings, Inc.(a)	21,100	504,290
Coachmen Industries, Inc.	54,480	651,036
Monaco Coach Corp.(a)	2,800	42,924
Monro Muffler Brake, Inc.(a)	11,200	316,512
Superior Industries International, Inc.	1,900	79,230

		1,593,992

Banks and Savings & Loans — 11.5%
Alabama National BanCorp.	6,400	310,272
Bank of Hawaii Corp.	43,300	1,435,395
BankAtlantic Bancorp, Inc. (Class “A” Stock)	43,100	512,459
BOK Financial Corp.	12,076	465,771
Boston Private Financial Holdings, Inc.	3,700	77,996
City National Corp.	21,800	971,408
Colonial BancGroup, Inc.	28,200	391,134
Commercial Federal Corp.	6,500	137,800
Compass Bancshares, Inc.	7,800	272,454
East West Bancorp, Inc.	14,100	509,574
First Niagara Financial Group, Inc.	45,067	629,136
FirstFed Financial Corp.(a)	7,700	271,733
FirstMerit Corp.	29,100	665,226
Hancock Holding Co.	9,300	437,658
Harbor Florida Bancshares, Inc.	19,300	462,428
Hawthorne Financial Corp.(a)	8,100	280,746
Hibernia Corp. (Class “A” Stock)	24,300	441,288
Huntington Bancshares, Inc.	9,600	187,392
IBERIABANK Corp.	7,100	346,480
IndyMac Bancorp, Inc.	39,700	1,009,174
Investors Financial Services Corp.	7,200	208,872
NetBank, Inc.	51,400	676,424
New York Community Bancorp, Inc.	10,100	293,809

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Banks and Savings & Loans (cont’d.)
Popular, Inc.	13,500	$520,965
PrivateBancorp, Inc.	2,400	65,448
Provident Financial Services, Inc.	15,600	297,180
Silicon Valley Bancshares, Inc.(a)	23,200	552,392
Southwest Bancorp of Texas, Inc.(a)	19,000	617,690
Southwest Bancorp, Inc.	10,100	276,841
Sovereign Bancorp, Inc.	51,900	812,235
Texas Regional Bancshares, Inc. (Class “A” Stock)	16,900	586,430
UCBH Holdings, Inc.	9,700	278,196
Valley National Bancorp	32,780	863,753
Webster Financial Corp.	14,700	555,660

		16,421,419

Business Services — 1.5%
infoUSA, Inc.(a)	67,300	545,130
Manpower, Inc.	21,100	782,599
MPS Group, Inc.(a)	65,700	452,016
National Processing, Inc.(a)	17,100	274,968
Overture Services, Inc.(a)	5,300	96,089

		2,150,802

Chemicals — 4.1%
Arch Chemicals, Inc.	33,500	639,850
Cytec Industries, Inc.(a)	28,700	970,060
Ferro Corp.	28,800	648,864
Georgia Gulf Corp.	19,100	378,180
IMC Global, Inc.	38,000	254,980
Ionics, Inc.(a)	11,500	257,255
Lyondell Chemical Co.	51,500	696,795
Methanex Corp. (Canada)	8,100	86,581
Millennium Chemicals, Inc.	75,800	720,858
Minerals Technologies, Inc.	4,000	194,640
Olin Corp.	31,300	535,230
PolyOne Corp.	118,700	528,215

		5,911,508

Commercial Services — 0.8%
Angelica Corp.	16,000	271,200
Insurance Auto Auctions, Inc.(a)	21,400	268,784
Labor Ready, Inc.(a)	16,100	115,437
SOURCECORP, Inc.(a)	21,800	470,880

		1,126,301

Computer Software & Services — 3.4%
Avocent Corp.(a)	20,500	613,565
Citrix Systems, Inc.(a)	30,400	618,944
Diebold, Inc.	10,400	449,800
Electronics for Imaging, Inc.(a)	20,500	415,945
Imation Corp.(a)	13,300	503,006
InterCept Group, Inc.(a)	27,000	225,720
NetScreen Technologies, Inc.(a)	8,300	187,165
RadiSys Corp.(a)	45,500	600,600
Storage Technology Corp.(a)	29,400	756,756
United Online, Inc.(a)	14,000	354,760
Vastera, Inc.(a)	21,700	129,549

		4,855,810

Construction — 3.5%
Clayton Homes, Inc.	41,400	519,570

SEE NOTES TO FINANCIAL STATEMENTS.

B82

SP SMALL/MID CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Construction (cont’d.)
D.R. Horton, Inc.	8,600	$241,660
Fluor Corp.	9,000	302,760
KB HOME	13,100	811,938
Martin Marietta Materials, Inc.	23,100	776,391
Pulte Homes, Inc.	4,000	246,640
Ryland Group, Inc.	19,800	1,374,120
Standard Pacific Corp.	22,800	756,048

		5,029,127

Consumer Products — 0.2%
Alberto-Culver Co. (Class “A” Stock)	5,800	288,724

Containers — 2.0%
Ball Corp.	8,200	373,182
Owens-Illinois, Inc.(a)	52,200	718,794
Packaging Corp. of America(a)	45,700	842,251
Pactiv Corp.(a)	24,700	486,837
Silgan Holdings, Inc.(a)	12,600	394,128

		2,815,192

Distribution & Wholesalers — 1.3%
Bell Microproducts, Inc.(a)	42,400	181,048
Fastenal Co.	9,100	308,854
Ingram Micro, Inc. (Class “A” Stock)(a)	30,300	333,300
SCP Pool Corp.(a)	11,700	402,480
Tech Data Corp.(a)	22,700	606,317

		1,831,999

Diversified Manufacturing Operations — 3.4%
Actuant Corp. (Class “A” Stock)(a)	10,800	511,056
CUNO, Inc.(a)	14,700	530,964
ESCO Technologies, Inc.(a)	9,020	396,880
Federal Signal Corp.	3,000	52,710
Pentair, Inc.	30,900	1,206,954
Snap-on, Inc.	23,200	673,496
Terex Corp.(a)	37,100	724,192
Thermo Electron Corp.(a)	35,400	744,108

		4,840,360

Drugs & Medical Supplies — 4.2%
Bausch & Lomb, Inc.	14,700	551,250
C.R. Bard, Inc.	12,500	891,375
CV Therapeutics, Inc.(a)	2,000	59,320
DENTSPLY International, Inc.	18,600	760,740
Edwards Lifesciences Corp.(a)	15,400	494,956
Henry Schein, Inc.(a)	8,500	444,890
Kensey Nash Corp.(a)	13,300	345,800
Neurocrine Biosciences, Inc.(a)	4,200	209,748
Salix Pharmaceuticals, Ltd.(a)	16,500	173,085
Sepracor, Inc.(a)	12,400	223,572
STERIS Corp.(a)	36,300	838,167
Watson Pharmaceuticals, Inc.(a)	26,500	1,069,805

		6,062,708

Electric Utility — 4.6%
Ameren Corp.	16,400	723,240
Cinergy Corp.	7,000	257,530
CMS Energy Corp.(a)	59,700	483,570
Energy East Corp.	37,400	776,424
FirstEnergy Corp.	7,500	288,375
Northeast Utilities	45,200	756,648

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Electric Utility (cont’d.)
Reliant Resources, Inc.(a)	94,200	$577,446
SCANA Corp.	24,300	833,004
Sierra Pacific Resources(a)	63,900	379,566
Westar Energy, Inc.	21,000	340,830
Wisconsin Energy Corp.	39,400	1,142,600

		6,559,233

Electronics — 1.5%
AMETEK, Inc.	6,600	241,890
Avnet, Inc.(a)	92,200	1,169,096
Benchmark Electronics, Inc.(a)	9,500	292,220
Hubbell, Inc. (Class “B” Stock)	6,900	228,390
Polycom, Inc.(a)	15,600	216,216

		2,147,812

Energy — 1.2%
Equitable Resources, Inc.	29,000	1,181,460
Kinder Morgan, Inc.	10,500	573,825

		1,755,285

Engineering — 0.3%
Jacobs Engineering Group, Inc.(a)	7,300	307,695
URS Corp.(a)	9,000	175,140

		482,835

Environmental Services — 0.4%
Republic Services, Inc.(a)	25,200	571,284

Financial Services — 2.9%
Commerce Bancorp, Inc.	14,900	552,790
Federal Agricultural Mortgage Corp. (Class “C” Stock)(a)	19,200	429,120
LaBranche & Co., Inc.	17,800	368,282
Legg Mason, Inc.	7,900	513,105
Old Republic International Corp.	16,100	551,747
Radian Group, Inc.	10,800	395,820
Raymond James Financial, Inc.	22,800	753,540
Waddell & Reed Financial, Inc. (Class “A” Stock)	23,500	603,245

		4,167,649

Food & Beverage — 1.5%
Dean Foods Co.(a)	33,348	1,050,462
Fresh Del Monte Produce, Inc.	17,000	436,730
Smithfield Foods, Inc.(a)	25,700	589,044

		2,076,236

Hospitals & Healthcare Management — 1.8%
Accredo Health, Inc.(a)	11,000	239,800
American Healthways, Inc.(a)	7,455	269,275
Centene Corp.(a)	13,700	532,930
Community Health Systems, Inc.(a)	27,300	526,617
Coventry Health Care, Inc.(a)	8,300	383,128
Humana, Inc.(a)	44,400	670,440

		2,622,190

Index Funds — 4.8%
iShares Russell 2000 Value Index Fund, Inc.	35,300	4,539,580
iSharesRussell Mid-Cap Value Index Fund, Inc.	30,600	2,371,194

		6,910,774

SEE NOTES TO FINANCIAL STATEMENTS.

B83

SP SMALL/MID CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Industrials — 1.0%
Kennametal, Inc.	21,200	$717,408
Oshkosh Truck Corp.	11,600	688,112

		1,405,520

Insurance — 4.7%
Allmerica Financial Corp.(a)	6,800	122,332
Arch Capital Group Ltd. (Bermuda)(a)	6,700	232,691
Commerce Group, Inc.	11,900	430,780
Fidelity National Financial, Inc.	30,475	937,411
HCC Insurance Holdings, Inc.	19,700	582,529
Markel Corp.(a)	4,300	1,100,800
Ohio Casualty Corp.(a)	16,100	212,198
Penn-America Group, Inc.	23,650	266,062
Philadelphia Consolidated Holding Corp.(a)	4,000	161,600
Protective Life Corp.	12,700	339,725
StanCorp Financial Group, Inc.	10,400	543,088
UICI(a)	54,300	818,301
W. R. Berkley Corp.	12,400	653,480
Zenith National Insurance Corp.	12,400	353,400

		6,754,397

Leisure — 0.6%
International Speedway Corp. (Class “A” Stock)	12,900	509,679
MarineMax, Inc.(a)	24,300	340,200

		849,879

Machinery — 1.1%
AGCO Corp.(a)	25,200	430,416
Albany International Corp. (Class “A” Stock)	9,800	268,520
Astec Industries, Inc.(a)	47,300	412,456
IDEX Corp.	10,900	395,016

		1,506,408

Media — 3.9%
Belo Corp. (Class “A” Stock)	30,500	681,980
Cablevision Systems New York Group, Inc. (Class “A” Stock)(a)	42,200	876,072
Cumulus Media, Inc. (Class “A” Stock)(a)	21,600	408,888
E.W. Scripps Co. (Class “A” Stock)	8,400	745,248
Emmis Communications Corp. (Class “A” Stock)(a)	40,300	924,885
Entercom Communications Corp.(a)	6,600	323,466
Lee Enterprises, Inc.	19,100	716,823
Radio One, Inc. (Class “D” Stock)(a)	49,800	884,946

		5,562,308

Mineral Resources — 0.7%
Phelps Dodge Corp.(a)	25,900	993,006

Mining — 0.2%
Freeport-McMoRan Copper & Gold, Inc. (Class “B” Stock)	8,600	210,700

Networking — 0.9%
3Com Corp.(a)	17,900	83,772
Networks Associates, Inc.(a)	12,700	161,036
Quest Software, Inc.(a)	36,000	428,400
Symbol Technologies, Inc.	44,500	578,945

		1,252,153

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Office Equipment & Supplies — 0.3%
IKON Office Solutions, Inc.	40,900	$364,010

Oil Exploration & Production — 3.0%
PetroKazakhstan, Inc. (Class “A” Stock) (Canada)(a)	46,300	578,287
Pioneer Natural Resources Co.(a)	29,000	756,900
Pogo Producing Co.	16,000	684,000
Pride International, Inc.(a)	46,900	882,658
Southwestern Energy Co.(a)	16,000	240,160
Spinnaker Exploration Co.(a)	13,300	348,460
XTO Energy, Inc.	39,266	789,639

		4,280,104

Oil & Gas Services — 1.9%
KeySpan Corp.	12,900	457,305
Oceaneering International, Inc.(a)	8,400	214,620
Premcor, Inc.(a)	19,100	411,605
Smith International, Inc.(a)	9,000	330,660
TETRA Technologies, Inc.(a)	13,000	385,450
Tidewater, Inc.	7,900	232,023
Universal Compression Holdings, Inc.(a)	8,100	168,966
Valero Energy Corp.	14,000	508,620

		2,709,249

Paper & Forest Products — 0.4%
Bowater, Inc.	16,300	610,435

Precious Metals — 0.4%
Agnico-Eagle Mines, Ltd. (Canada)	7,300	84,680
Royal Gold, Inc.	19,100	410,459

		495,139

Printing & Publishing — 1.1%
Banta Corp.	23,800	770,406
Marvel Enterprises, Inc.(a)	12,400	236,840
Playboy Enterprises, Inc. (Class “A” Stock)(a)	41,100	558,960

		1,566,206

Real Estate Investment Trust — 9.7%
Alexandria Real Estate Equities, Inc.	13,600	612,000
Apartment Investment & Management Co. (Class “A” Stock)	21,300	736,980
Avalonbay Communities, Inc.	19,600	835,744
Boardwalk Equities, Inc. (Canada)	71,500	811,525
Boston Properties, Inc.	11,900	521,220
CarrAmerica Realty Corp.	13,900	386,559
Catellus Development Corp.(a)	19,700	433,400
CBL & Associates Properties, Inc.	27,900	1,199,700
CenterPoint Properties Corp.	17,500	1,071,875
Centex Corp.	13,200	1,026,828
Duke Realty Corp.	30,900	851,295
Gables Residential Trust	23,800	719,474
General Growth Properties, Inc.	14,000	874,160
Home Properties of New York, Inc.	15,700	553,268
Hospitality Properties Trust	10,300	321,875
Pan Pacific Retail Properties, Inc.	25,700	1,011,295
Reckson Associates Realty Corp.	27,900	581,994
Regency Centers Corp.	2,800	97,944

SEE NOTES TO FINANCIAL STATEMENTS.

B84

SP SMALL/MID CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Real Estate Investment Trust (cont’d.)
Shurgard Storage Centers, Inc. (Class “A” Stock)	16,900	$559,052
Ventas, Inc.	7,400	112,110
Vornado Realty Trust	14,000	610,400

		13,928,698

Restaurants — 0.8%
Applebee’s International, Inc.	6,400	201,152
Darden Restaurants, Inc.	14,100	267,618
Jack in the Box, Inc.(a)	8,600	191,780
RARE Hospitality International, Inc.(a)	7,800	254,904
Wendy’s International, Inc.	10,000	289,700

		1,205,154

Retail — 4.7%
Aeropostale, Inc.(a)	16,900	363,012
Barnes & Noble, Inc.(a)	21,500	495,575
Bebe Stores, Inc.(a)	21,700	415,121
Big Lots, Inc.(a)	59,900	900,896
Borders Group, Inc.(a)	39,400	693,834
Christopher & Banks Corp.(a)	5,400	199,746
Coldwater Creek, Inc.(a)	28,650	353,254
Dollar Tree Stores, Inc.(a)	12,800	406,144
Finish Line, Inc. (Class “A” Stock)(a)	17,200	382,012
Fred’s, Inc.	15,000	557,700
Nordstrom, Inc.	13,500	263,520
PETsMART, Inc.(a)	16,500	275,055
Regis Corp.	9,300	270,165
Saks, Inc.(a)	51,600	500,520
Whole Foods Market, Inc.(a)	5,200	247,156
Winn-Dixie Stores, Inc.(a)	32,000	393,920

		6,717,630

Semiconductors — 1.2%
Amphenol Corp. (Class “A” Stock)(a)	9,400	440,108
Cree, Inc. (a)	17,800	289,784
Cypress Semiconductor Corp.(a)	15,500	186,000
Intersil Corp. (Class “A” Stock)(a)	22,700	604,047
SBS Technologies, Inc.(a)	13,600	133,702

		1,653,641

Steel & Metals — 0.1%
Liquidmetal Technologies(a)	35,300	181,089

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Telecommunications — 1.4%
Citizens Communications Co.(a)	61,500	$792,735
Comverse Technology, Inc.(a)	46,300	695,889
Harris Corp.	11,300	339,565
Triton PCS Holdings, Inc.(a)	24,500	123,725

		1,951,914

Transportation — 1.3%
Alexander & Baldwin, Inc.	23,300	618,149
CNF, Inc.	11,400	289,332
Offshore Logistics, Inc.(a)	17,100	371,925
Ryder System, Inc.	8,200	210,084
Teekay Shipping Corp. (Bahamas)	8,500	364,650

		1,854,140

Water Utility — 0.7%
Philadelphia Suburban Corp.	42,000	1,023,960

TOTAL LONG-TERM INVESTMENTS (cost $135,736,790)		141,434,382

SHORT-TERM INVESTMENT — 1.7%	Principal Amount (000)
Repurchase Agreement
State Street Bank & Trust Company(b) 0.50%, 7/1/03	$2,463	2,462,837

TOTAL INVESTMENTS — 100.7% (cost $138,199,627; Note 6)		143,897,219
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(971,739)

NET ASSETS — 100%		$142,925,480

(a)	Non-Income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $2,462,871 due 7/1/03. The value of the collateral including accrued interest was $2,512,704.

SEE NOTES TO FINANCIAL STATEMENTS.

B85

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 96.7%		Value (Note 2)
COMMON STOCKS	Shares
Biotechnology — 3.7%
Amgen, Inc.(a)	14,000	$930,160

Capital Markets — 2.6%
Merrill Lynch & Co., Inc.	13,900	648,852

Communications Equipment — 5.0%
Cisco Systems, Inc.(a)	42,100	702,649
Nokia Oyj, ADR (Finland)	33,600	552,048

		1,254,697

Computers & Peripherals — 4.9%
Dell Computer Corp.(a)	39,000	1,246,440

Consumer Finance — 2.8%
American Express Co.	17,100	714,951

Diversified Financials — 9.0%
Citigroup, Inc.	12,700	543,560
Federal Home Loan Mortgage Corp.	9,450	479,776
Goldman Sachs Group, Inc	6,700	561,125
MBNA Corp.	33,100	689,804

		2,274,265

Energy Equipment & Services — 3.3%
BJ Services Co.(a)	22,100	825,656

Healthcare Equipment & Supplies — 2.2%
Medtronic, Inc.	11,400	546,858

Health Care Providers & Services — 4.6%
Cardinal Health, Inc.	3,900	250,770
UnitedHealth Group, Inc.	18,400	924,600

		1,175,370

Hotels, Restaurants & Leisure — 4.6%
Marriott International, Inc. (Class “A” Stock)	12,800	491,776
Starbucks Corp.(a)	27,400	671,848

		1,163,624

Industrial Conglomerates — 4.0%
3M Co.	4,000	515,920
General Electric Co.	17,300	496,164

		1,012,084

Insurance — 4.4%
American International Group, Inc.	20,100	1,109,118

Media — 8.4%
Comcast Corp. (Special Class “A” Stock)(a)	22,100	637,143
Viacom, Inc. (Class “B” Stock)(a)	34,400	1,501,904

		2,139,047

Multi-line Retail — 7.3%
Kohl’s Corp.(a)	26,000	1,335,880
Wal-Mart Stores, Inc.	9,800	525,966

		1,861,846

Pharmaceuticals — 9.9%
Allergan, Inc.	8,300	639,930
AstraZeneca PLC ADR (United Kingdom)	9,500	387,315
Johnson & Johnson	10,600	548,020
Pfizer, Inc.	27,500	939,125

		2,514,390

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment — 6.4%
Applied Materials, Inc.(a)	38,300	$607,438
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)(a)	46,600	469,728
Xilinx, Inc.(a)	21,800	551,758

		1,628,924

Software — 6.1%
Microsoft Corp.	60,100	1,539,161

Specialty Retail — 7.5%
Bed Bath & Beyond, Inc.(a)	16,500	640,365
Lowe’s Cos., Inc.	12,500	536,875
Tiffany & Co.	22,100	722,228

		1,899,468

TOTAL LONG-TERM INVESTMENTS (cost $23,369,257)		24,484,911

SHORT-TERM INVESTMENTS — 5.7%
Mutual Fund — 4.2%
Prudential Core Investment Fund — Taxable Money Market Series (Note 4)	1,060,760	1,060,760

	Principal Amount (000)
Repurchase Agreement — 1.5%
State Street Bank & Trust Co. Repurchase Agreement, 0.50%, 7/1/03(b)	$385	385,428

TOTAL SHORT-TERM INVESTMENTS (cost $1,446,188 )		1,446,188

TOTAL INVESTMENTS — 102.4% (cost $24,815,445; Note 6)		25,931,099
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(614,154)

NET ASSETS — 100%		$25,316,945

The following abbreviations are used in portfolio descriptions:

ADR	American Depository Receipt

(a)	Non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, Repurchase price $385,433 due 7/1/03. The value of the collateral including accrued interest was $395,494.

SEE NOTES TO FINANCIAL STATEMENTS.

B86

STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 97.1%		Value (Note 2)
COMMON STOCKS	Shares
Advertising — 0.1%
Omnicom Group, Inc.	50,700	$3,635,190

Aerospace — 1.5%
Boeing Co.	228,036	7,826,196
General Dynamics Corp.	56,200	4,074,500
Lockheed Martin Corp.	126,998	6,041,295
Northrop Grumman Corp.	51,163	4,414,855
Raytheon Co.	108,318	3,557,163
Rockwell Automation, Inc.	53,300	1,270,672
Rockwell Collins, Inc.	52,500	1,293,075
United Technologies Corp.	129,500	9,172,485

		37,650,241

Airlines — 0.2%
Delta Airlines, Inc.	39,000	572,520
Southwest Airlines Co.	204,837	3,523,196

		4,095,716

Apparel — 0.2%
Jones Apparel Group, Inc.(a)	37,500	1,097,250
Nike, Inc. (Class “B” Stock)	71,000	3,797,790
Reebok International, Ltd.(a)	17,000	571,710

		5,466,750

Autos – Cars & Trucks — 0.9%
Cummins Engine Co., Inc.	12,400	445,036
Dana Corp.	37,894	438,055
Delphi Automotive Systems Corp.	162,044	1,398,440
Ford Motor Co.(b)	502,045	5,517,474
General Motors Corp.	154,700	5,569,200
Genuine Parts Co.	49,225	1,575,692
Harley-Davidson, Inc.	81,700	3,256,562
Johnson Controls, Inc.	25,200	2,157,120
Navistar International Corp.(a)	18,900	616,707
PACCAR, Inc.	32,290	2,181,512
Visteon Corp.	42,964	295,163

		23,450,961

Banks and Savings & Loans — 6.3%
AmSouth Bancorporation	95,500	2,085,720
Bank of New York Co., Inc.	216,500	6,224,375
Bank One Corp.	319,545	11,880,683
BankAmerica Corp.	413,344	32,666,576
Capital One Financial Corp.(b)	58,700	2,886,866
Charter One Financial, Inc.	60,373	1,882,430
Comerica, Inc.	46,250	2,150,625
Fifth Third Bancorp	159,549	9,148,540
First Tennessee National Corp.	35,900	1,576,369
Golden West Financial Corp.	43,400	3,472,434
Huntington Bancshares, Inc.	69,875	1,363,960
KeyCorp	115,900	2,928,793
Mellon Financial Corp.	116,100	3,221,775
National City Corp.	167,100	5,465,841
North Fork Bancorporation, Inc.	45,700	1,556,542
Northern Trust Corp.	59,100	2,469,789
PNC Financial Services Group	79,900	3,899,919
Providian Financial Corp.(a)	86,200	798,212
SouthTrust Corp.	94,200	2,562,240
State Street Corp.(b)	92,100	3,628,740
Suntrust Banks, Inc.	77,900	4,622,586

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Banks and Savings & Loans (cont’d.)
U.S. Bancorp	525,581	$12,876,735
Union Planters Corp.	53,600	1,663,208
Wachovia Corp.	375,378	15,000,105
Wells Fargo & Co.	465,560	23,464,224
Zions Bancorporation	23,400	1,184,274

		160,681,561

Chemicals — 1.2%
Air Products & Chemicals, Inc.	60,900	2,533,440
Dow Chemical Co.	247,661	7,667,585
Du Pont (E.I.) de Nemours & Co.	273,091	11,371,509
Eastman Chemical Co.	22,400	709,408
Engelhard Corp.	32,375	801,929
Great Lakes Chemical Corp.	13,500	275,400
Hercules, Inc.(a)	37,400	370,260
Praxair, Inc.	44,700	2,686,470
Rohm & Haas Co.	60,600	1,880,418
Sigma-Aldrich Corp.	21,200	1,148,616

		29,445,035

Commercial Services — 0.9%
Cendant Corp.(a)	288,018	5,276,490
Cintas Corp.	50,300	1,782,632
Concord EFS, Inc.(a)	143,300	2,109,376
Convergys Corp.(a)	51,900	830,400
Deluxe Corp.	14,100	631,680
eBay, Inc.(a)	85,000	8,855,300
Fiserv, Inc.(a)(b)	51,800	1,844,598
Monster Worldwide, Inc.(a)	35,100	692,523
Quintiles Transnational Corp.(a)	36,000	510,840

		22,533,839

Computers — 3.4%
Apple Computer, Inc.(a)	101,200	1,934,944
Citrix Systems, Inc.(a)	52,800	1,075,008
Comverse Technology, Inc.(a)	52,000	781,560
Dell Computer Corp.(a)	709,900	22,688,404
Hewlett-Packard Co.	841,916	17,932,811
International Business Machines Corp.	473,000	39,022,500
Sun Microsystems, Inc.(a)	867,900	3,992,340

		87,427,567

Computer Services — 7.3%
Adobe Systems, Inc.	62,600	2,007,582
Autodesk, Inc.	33,600	542,976
Automatic Data Processing, Inc.	165,500	5,603,830
Avaya, Inc.(a)	97,908	632,486
BMC Software, Inc.(a)	67,600	1,103,908
Cisco Systems, Inc.(a)	1,962,400	32,752,456
Computer Associates International, Inc.	159,243	3,547,934
Computer Sciences Corp.(a)	49,200	1,875,504
Compuware Corp.(a)	108,600	626,622
EMC Corp.(a)	606,074	6,345,595
First Data Corp.	208,000	8,619,520
Gateway, Inc.(a)	106,800	389,820
Intuit, Inc.(a)	57,200	2,547,116
Lexmark International, Inc.(a)	33,714	2,385,940

SEE NOTES TO FINANCIAL STATEMENTS.

B87

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Computer Services (cont’d.)
Mercury Interactive Corp.(a)	25,000	$965,250
Micron Technology, Inc.(a)(b)	170,700	1,985,241
Microsoft Corp.	2,956,200	75,708,282
NCR Corp.(a)	25,900	663,558
Network Appliance, Inc.(a)(b)	92,400	1,497,804
Novell, Inc.(a)	106,100	326,788
NVIDIA Corp.(a)	44,000	1,012,440
Oracle Corp.(a)	1,450,320	17,432,846
Parametric Technology Corp.(a)	97,000	295,850
Peoplesoft, Inc.(a)	90,000	1,583,100
Siebel Systems, Inc.(a)	134,900	1,286,946
SunGuard Data Systems, Inc.(a)	67,000	1,735,970
Symantec Corp.(a)(b)	34,000	1,491,240
Symbol Technologies, Inc.	67,400	876,874
Unisys Corp.(a)	95,000	1,166,600
VERITAS Software Corp.(a)	111,559	3,198,396
Yahoo!, Inc.(a)(b)	161,900	5,303,844

		185,512,318

Construction — 0.2%
Centex Corp.	16,500	1,283,535
Fluor Corp.	23,500	790,540
KB HOME	14,166	878,009
Pulte Corp.	14,500	894,070
Vulcan Materials Co.	23,600	874,852

		4,721,006

Consumer Products
Tupperware Corp.	22,300	320,228

Containers — 0.1%
Ball Corp.	14,100	641,691
Bemis Co., Inc.	16,100	753,480
Pactiv Corp.(a)	43,900	865,269

		2,260,440

Cosmetics & Soaps — 2.3%
Alberto-Culver Co. (Class “B” Stock)	15,200	776,720
Avon Products, Inc.	64,300	3,999,460
Clorox Co.	59,500	2,537,675
Colgate-Palmolive Co.	147,100	8,524,445
Gillette Co.	291,200	9,277,632
International Flavors & Fragrances, Inc.	29,400	938,742
Procter & Gamble Co.	355,104	31,668,175

		57,722,849

Diversified Consumer Products — 1.1%
Altria Group, Inc.	558,600	25,382,784
Eastman Kodak Co.	84,600	2,313,810

		27,696,594

Diversified Manufacturing Operations — 3.2%
American Standard Cos., Inc.(a)	20,900	1,545,137
Cooper Industries, Ltd. (Class “A” Stock)	25,000	1,032,500
General Electric Co.	2,751,800	78,921,624

		81,499,261

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Diversified Office Equipment — 0.3%
Avery Dennison Corp.	32,000	$1,606,400
Pitney Bowes, Inc.	66,900	2,569,629
Xerox Corp.(a)(b)	200,792	2,126,387

		6,302,416

Diversified Operations — 0.1%
Corning, Inc.(a)(b)	324,800	2,400,272

Drugs & Medical Supplies — 11.8%
Abbott Laboratories	429,000	18,773,040
Allergan, Inc.	34,900	2,690,790
AmerisourceBergen Corp.	31,200	2,163,720
Bard, (C.R.), Inc.	13,300	948,423
Bausch & Lomb, Inc.	17,100	641,250
Baxter International, Inc.	164,700	4,282,200
Becton Dickinson & Co.	67,600	2,626,260
Biogen, Inc.(a)	43,500	1,653,000
Biomet, Inc.	71,225	2,041,309
Boston Scientific Corp.(a)(b)	114,300	6,983,730
Bristol-Myers Squibb Co.	538,460	14,619,189
Cardinal Health, Inc.(b)	122,775	7,894,432
Genzyme Corp.(a)	58,400	2,441,120
Guidant Corp.	83,700	3,715,443
Johnson & Johnson	816,871	42,232,231
King Pharmaceuticals, Inc.(a)	71,633	1,057,303
Lilly (Eli) & Co.	309,700	21,360,009
Medtronic, Inc.	334,200	16,031,574
Merck & Co., Inc.	620,200	37,553,110
Pfizer, Inc.	2,178,008	74,378,973
Quest Diagnostics, Inc.(a)(b)	30,300	1,933,140
Schering-Plough Corp.	401,200	7,462,320
St. Jude Medical, Inc.(a)	46,700	2,685,250
Stryker Corp.	55,000	3,815,350
Watson Pharmaceuticals, Inc.(a)	27,000	1,089,990
Wyeth	363,400	16,552,870
Zimmer Holdings, Inc.(a)(b)	52,986	2,387,019

		300,013,045

Education — 0.1%
Apollo Group, Inc. (Class “A” Stock)(a)	46,700	2,884,192

Electrical Services — 0.2%
American Power Conversion	57,700	899,543
Power-One, Inc.(a)	20,000	143,000
TXU Corp.	87,606	1,966,754
Xcel Energy, Inc.	109,495	1,646,805

		4,656,102

Electronics — 4.0%
Advanced Micro Devices, Inc.(a)	108,200	693,562
Altera Corp.(a)	108,500	1,779,400
Analog Devices, Inc.(a)	97,800	3,405,396
Applied Materials, Inc.(a)	459,300	7,284,498
Applied Micro Circuits Corp.(a)	97,000	586,850
Broadcom Corp.(a)(b)	77,800	1,937,998
Electronic Arts, Inc.(a)	36,000	2,663,640

SEE NOTES TO FINANCIAL STATEMENTS.

B88

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Electronics (cont’d.)
Electronic Data Systems Corp.(b)	128,300	$2,752,035
Emerson Electric Co.	115,700	5,912,270
Intel Corp.	1,813,400	37,689,705
Jabil Circuit, Inc.(a)	54,600	1,206,660
JDS Uniphase Corp.(a)	410,100	1,439,451
KLA-Tencor Corp.(a)	51,400	2,389,586
Linear Technology Corp.	88,100	2,837,701
LSI Logic Corp.(a)	110,800	784,464
Maxim Integrated Products, Inc.	89,800	3,070,262
Molex, Inc.	48,500	1,309,015
National Semiconductor Corp.(a)	50,800	1,001,776
Novellus Systems, Inc.(a)	38,000	1,391,598
Perkin Elmer, Inc.	36,000	497,160
Pinnacle West Capital Corp.	26,000	973,700
PMC-Sierra, Inc.(a)	48,800	572,424
PPL Corp.	44,000	1,892,000
QLogic Corp.(a)	25,900	1,251,747
RadioShack Corp.	48,660	1,280,245
Sanmina Corp.(a)	150,600	950,286
Solectron Corp.(a)(b)	247,000	923,780
Tektronix, Inc.(a)	22,700	490,320
Teradyne, Inc.(a)	57,000	986,670
Texas Instruments, Inc.	478,200	8,416,320
Thomas & Betts Corp.(a)	20,800	300,560
Waters Corp.(a)	38,500	1,121,505
Xilinx, Inc.(a)	94,900	2,401,919

		102,194,503

Financial Services — 8.8%
Ambac Financial Group, Inc.	30,000	1,987,500
American Express Co.	365,200	15,269,012
Bear Stearns Cos., Inc.	27,310	1,977,790
Citigroup, Inc.	1,418,276	60,702,213
Countrywide Credit Industries, Inc.	36,300	2,525,391
Equifax, Inc.(b)	41,300	1,073,800
Fannie Mae	272,100	18,350,424
Federated Investors, Inc. (Class “B” Stock)	25,000	685,500
FleetBoston Financial Corp.	290,766	8,638,658
Franklin Resources, Inc.	67,800	2,648,946
Freddie Mac	190,900	9,691,993
Goldman Sachs Group, Inc.(b)	129,500	10,845,625
H&R Block, Inc.	51,600	2,231,700
J.P. Morgan Chase & Co.	552,366	18,879,870
Janus Capital Group, Inc.	62,600	1,026,640
Lehman Brothers Holdings, Inc.	65,200	4,334,496
Marshall & Ilsley Corp.	58,400	1,785,872
MBNA Corp.	355,652	7,411,788
Merrill Lynch & Co., Inc.	252,200	11,772,696
Moody’s Corp.	41,760	2,201,170
Morgan Stanley	297,810	12,731,377
Paychex, Inc.	103,650	3,037,981
Regions Financial Corp.	62,800	2,121,384
Schwab (Charles) Corp.	374,100	3,774,669
SLM Corp.	128,100	5,017,677
Synovus Financial Corp.	85,100	1,829,650

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Financial Services (cont’d.)
T. Rowe Price Group, Inc.	36,000	$1,359,000
Washington Mutual, Inc.	262,922	10,858,679

		224,771,501

Food & Beverage — 4.3%
Adolph Coors Co.	10,800	528,984
Anheuser-Busch Cos., Inc.	232,200	11,853,810
Archer-Daniels-Midland Co.	181,938	2,341,542
Brown-Forman Corp. (Class “B” Stock)	16,300	1,281,506
Campbell Soup Co.	111,800	2,739,100
Coca-Cola Co.	678,900	31,507,749
Coca-Cola Enterprises, Inc.	122,800	2,228,820
ConAgra Foods, Inc.	147,100	3,471,560
General Mills, Inc.	99,900	4,736,259
Heinz (H.J.) & Co.	98,850	3,260,073
Hershey Foods Corp.	36,500	2,542,590
Kellogg Co.	114,400	3,931,928
McCormick & Co., Inc.(b)	36,300	987,360
Monsanto Co.	76,398	1,653,253
Pepsi Bottling Group, Inc.	79,200	1,585,584
PepsiCo, Inc.	475,740	21,170,430
Sara Lee Corp.	215,800	4,059,198
Sysco Corp.(b)	178,700	5,368,148
Wrigley (William) Jr. Co.	62,800	3,531,244

		108,779,138

Forest Products — 0.5%
Boise Cascade Corp.	17,886	427,476
Georgia-Pacific Corp.	65,039	1,232,489
International Paper Co.	131,467	4,697,316
Louisiana-Pacific Corp.(a)	14,600	158,264
MeadWestvaco Corp.	57,289	1,415,038
Plum Creek Timber Co., Inc.	56,300	1,460,985
Temple-Inland, Inc.	16,000	686,560
Weyerhaeuser Co.	61,300	3,310,200

		13,388,328

Gas Pipelines — 0.2%
Cinergy Corp.	46,339	1,704,812
Peoples Energy Corp.	11,400	488,946
Sempra Energy	56,454	1,610,632
Williams Cos., Inc.(b)	157,100	1,241,090

		5,045,480

Hospitals/Healthcare Management — 2.6%
Aetna, Inc.	43,112	2,595,342
Agilent Technologies, Inc.(a)	122,913	2,402,949
Amgen, Inc.(a)	347,464	23,085,508
Anthem, Inc.(a)	40,000	3,086,000
Applera Corp.-Applied Biosystems Group	60,000	1,141,800
Chiron Corp.(a)	51,600	2,255,952
Forest Laboratories, Inc.(a)	100,800	5,518,800
HCA, Inc.	142,598	4,568,840
Health Management Associates, Inc. (Class “A” Stock)	66,300	1,223,235
Humana, Inc.(a)	46,100	696,110

SEE NOTES TO FINANCIAL STATEMENTS.

B89

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Hospitals/Healthcare Management (cont’d.)
IMS Health, Inc.	75,020	$1,349,610
Manor Care, Inc.(a)	22,950	573,980
McKesson Corp.	81,107	2,898,764
MedImmune, Inc.(a)	68,200	2,480,434
Tenet Healthcare Corp.(a)	127,100	1,480,715
UnitedHealth Group, Inc.	167,800	8,431,950
Wellpoint Health Networks, Inc.(a)	40,800	3,439,440

		67,229,429

Household Products & Personal Care — 0.3%
Kimberly-Clark Corp.	143,188	7,465,822
Leggett & Platt, Inc.	56,400	1,156,200

		8,622,022

Housing Related — 0.3%
Masco Corp.(b)	142,500	3,398,625
Maytag Corp.	21,800	532,356
Newell Rubbermaid, Inc.	72,249	2,022,972
Stanley Works	25,800	712,080
Whirlpool Corp.	19,300	1,229,410

		7,895,443

Human Resources
Robert Half International, Inc.(a)	52,300	990,562

Insurance — 4.4%
ACE, Ltd.	75,200	2,578,608
AFLAC, Inc.	141,800	4,360,350
Allstate Corp.	193,688	6,904,977
American International Group, Inc.	718,287	39,635,077
Aon Corp.	90,425	2,177,434
Chubb Corp.	46,700	2,802,000
CIGNA Corp.	37,100	1,741,474
Cincinnati Financial Corp.	43,200	1,602,288
Hartford Financial Services Group, Inc.	76,000	3,827,360
Jefferson-Pilot Corp.	38,418	1,592,810
John Hancock Financial Services, Inc.	79,300	2,436,889
Lincoln National Corp.	47,700	1,699,551
Loews Corp.	51,800	2,449,622
Marsh & McLennan Cos., Inc.	148,600	7,589,002
MBIA, Inc.	38,450	1,874,438
MetLife, Inc.	201,200	5,697,984
MGIC Investment Corp.	27,900	1,301,256
Principal Financial Group, Inc.	92,000	2,967,000
Progressive Corp.	60,700	4,437,170
SAFECO Corp.	35,400	1,248,912
St. Paul Cos., Inc.	63,410	2,315,099
Torchmark Corp.	31,000	1,154,750
Travelers Property Casualty Corp. (Class “B” Stock)	281,469	4,438,766
UnumProvident Corp.(b)	74,456	998,455
XL Capital, Ltd. (Bermuda) (Class “A” Stock)	36,700	3,046,100

		110,877,372

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Leisure — 1.0%
Brunswick Corp.	26,400	$660,528
Carnival Corp.	167,400	5,442,174
Disney (Walt) Co.	564,501	11,148,895
Harrah’s Entertainment, Inc.(a)	29,750	1,197,140
Hilton Hotels Corp.	104,800	1,340,392
Marriott International, Inc. (Class “A” Stock)	62,600	2,405,092
Sabre Group Holdings, Inc. (Class “A” Stock)	42,419	1,045,628
Starwood Hotels & Resorts Worldwide, Inc.	56,800	1,623,912

		24,863,761

Machinery — 0.6%
Caterpillar, Inc.	94,400	5,254,304
Deere & Co.	67,400	3,080,180
Dover Corp.	52,000	1,557,920
Eaton Corp.	19,100	1,501,451
Ingersoll-Rand Co. (Class “A” Stock)	46,250	2,188,550
Parker Hannifin Corp.	34,425	1,445,506
Snap-on, Inc.	12,300	357,069
Thermo Electron Corp.(a)	46,400	975,328

		16,360,308

Media — 3.5%
AOL Time Warner, Inc.(a)	1,230,820	19,803,894
Clear Channel Communications, Inc.(a)	167,200	7,087,608
Comcast Corp. (Class “A” Stock)(a)	633,930	19,132,007
Dow Jones & Co., Inc.	22,800	981,084
Gannett Co., Inc.	72,700	5,584,087
Interpublic Group of Cos., Inc.	116,200	1,554,756
Knight-Ridder, Inc.	23,000	1,585,390
McGraw Hill, Inc.	51,400	3,186,800
Meredith Corp.	13,800	607,200
New York Times Co. (Class “A” Stock)	41,500	1,888,250
R.R. Donnelley & Sons, Co.	34,200	893,988
Tribune Co.	85,200	4,115,160
Univision Communications, Inc. (Class “A” Stock)(a)	61,000	1,854,400
Viacom, Inc. (Class “B” Stock)(a)	486,136	21,224,698

		89,499,322

Metals – Ferrous — 0.1%
Allegheny Technologies, Inc.	28,940	191,004
Nucor Corp.	21,800	1,064,930
United States Steel Corp.	31,540	516,310
Worthington Industries, Inc.	24,000	321,600

		2,093,844

Metals – Non Ferrous — 0.2%
Alcoa, Inc.	229,576	5,854,188

Mineral Resources — 0.2%
Burlington Resources, Inc.	57,417	3,104,537
Phelps Dodge Corp.(a)	23,528	902,064

		4,006,601

SEE NOTES TO FINANCIAL STATEMENTS.

B90

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Miscellaneous – Basic Industry — 1.8%
AES Corp.(a)	161,700	$1,026,795
BB&T Corp.(b)	130,000	4,459,000
Crane Co.	14,325	324,175
Danaher Corp.(b)	40,400	2,749,220
Ecolab, Inc.	73,800	1,889,280
Fortune Brands, Inc.	41,600	2,171,520
Honeywell, Inc.	234,750	6,303,037
Illinois Tool Works, Inc.	85,200	5,610,420
International Game Technology	24,500	2,507,085
ITT Industries, Inc.	25,000	1,636,500
Millipore Corp.(a)	14,200	630,054
Pall Corp.	36,000	810,000
PPG Industries, Inc.	46,600	2,364,484
Sealed Air Corp.(a)	22,910	1,091,891
Textron, Inc.	35,100	1,369,602
Tyco International, Ltd.	550,743	10,453,102
W.W. Grainger, Inc.	23,200	1,084,832

		46,480,997

Miscellaneous – Consumer Growth/Staple — 0.6%
3M Co.	107,300	13,839,554
American Greetings Corp. (Class “A” Stock)(a)(b)	20,800	408,512
Black & Decker Corp.	21,200	921,140

		15,169,206

Oil & Gas — 4.0%
Amerada Hess Corp.	25,500	1,254,090
Anadarko Petroleum Corp.	68,063	3,026,761
Ashland, Inc.	18,600	570,648
ChevronTexaco Corp.	293,261	21,173,444
El Paso Corp.(b)	156,311	1,262,993
EOG Resources, Inc.	29,500	1,234,280
Exxon Mobil Corp.	1,853,570	66,561,699
Kerr-McGee Corp.	28,126	1,260,045
Marathon Oil Corp.(b)	86,300	2,274,005
NICOR, Inc.	14,200	526,962
Sunoco, Inc.	22,500	849,150
Unocal Corp.	71,200	2,042,728

		102,036,805

Oil & Gas Exploration/Production — 0.7%
ConocoPhillips	188,497	10,329,636
Devon Energy Corp.	59,000	3,150,600
Occidental Petroleum Corp.	102,800	3,448,940

		16,929,176

Oil & Gas Service — 1.1%
Apache Corp.	44,425	2,890,291
Baker Hughes, Inc.	95,130	3,193,514
BJ Services Co.(a)	38,000	1,419,680
Halliburton Co.	118,300	2,720,900
Kinder Morgan, Inc.	35,000	1,912,750
McDermott International, Inc.(a)	20,700	131,031
Nabors Industries, Ltd. (Barbados)(a)	37,500	1,483,125
Noble Corp.(a)	40,600	1,392,580
PG&E Corp.(a)	117,500	2,485,125

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Oil & Gas Service (cont’d.)
Rowan Cos., Inc.	28,700	$642,880
Schlumberger, Ltd.	163,700	7,787,209
Transocean Sedco Forex, Inc.(a)	85,033	1,868,175

		27,927,260

Precious Metals — 0.2%
Freeport-McMoRan Copper & Gold, Inc. (Class “B” Stock)(b)	44,200	1,082,900
Newmont Mining Corp.	110,103	3,573,943

		4,656,843

Railroads — 0.4%
Burlington Northern Santa Fe Corp.	100,026	2,844,739
CSX Corp.	55,412	1,667,347
Norfolk Southern Corp.	110,500	2,121,600
Union Pacific Corp.	71,700	4,160,034

		10,793,720

Real Estate Investment Trust — 0.3%
Apartment Investment & Management Co (Class “A” Stock)	27,500	951,500
Equity Office Properties Trust	109,400	2,954,894
Equity Residential Properties Trust	79,000	2,050,050
Simon Property Group, Inc.	48,000	1,873,440

		7,829,884

Restaurants — 0.5%
Darden Restaurants, Inc.	50,250	953,745
McDonald’s Corp.	344,200	7,593,052
Wendy’s International, Inc.	30,700	889,379
Yum! Brands, Inc.(a)	82,400	2,435,744

		11,871,920

Retail — 7.0%
Albertson’s, Inc.(b)	97,944	1,880,525
AutoNation, Inc.(a)(b)	79,500	1,249,740
AutoZone, Inc.(a)(b)	24,100	1,830,877
Bed Bath & Beyond, Inc.(a)	82,200	3,190,182
Best Buy Co., Inc.(a)	86,850	3,814,452
Big Lots, Inc.(a)	35,200	529,408
Circuit City Stores, Inc.	66,200	582,560
Costco Wholesale Corp.(a)	126,532	4,631,071
CVS Corp.	110,000	3,083,300
Dillard’s, Inc. (Class “A” Stock)	25,750	346,853
Dollar General Corp.	90,203	1,647,107
Family Dollar Stores, Inc.	44,600	1,701,490
Federated Department Stores, Inc.	51,100	1,883,035
Gap, Inc.	244,287	4,582,824
Home Depot, Inc.	633,519	20,982,149
J.C. Penney Co., Inc.(b)	76,600	1,290,710
Kohl’s Corp.(a)	93,700	4,814,306
Kroger Co.(a)	213,600	3,562,848
Limited Brands	148,196	2,297,038
Liz Claiborne, Inc.	31,800	1,120,950
Lowe’s Cos., Inc.	216,400	9,294,380
May Department Stores Co.	79,600	1,771,896
Nordstrom, Inc.	38,300	747,616
Office Depot, Inc.(a)	89,000	1,291,390
Safeway, Inc.(a)(b)	124,600	2,549,316

SEE NOTES TO FINANCIAL STATEMENTS.

B91

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Retail (cont’d.)
Sears, Roebuck & Co.	81,800	$2,751,752
Sherwin-Williams Co.	39,700	1,067,136
Staples, Inc.(a)	125,400	2,301,090
Starbucks Corp.(a)	104,600	2,564,792
Supervalu, Inc.	39,000	831,480
Target Corp.	251,368	9,511,765
Tiffany & Co.	39,300	1,284,324
TJX Cos., Inc.(b)	145,200	2,735,568
Toys ‘R’ Us, Inc.(a)	61,250	742,350
Wal-Mart Stores, Inc.	1,209,400	64,908,498
Walgreen Co.	279,100	8,400,910
Winn-Dixie Stores, Inc.(b)	36,900	454,239

		178,229,927

Rubber — 0.1%
B.F. Goodrich Co.	31,800	667,800
Cooper Tire & Rubber Co.	23,800	418,642
Goodyear Tire & Rubber Co.(b)	49,200	258,300

		1,344,742

Telecommunications — 4.5%
ADC Telecommunications, Inc.(a)	232,400	541,027
Alltel Corp.	82,900	3,997,438
Andrew Corp.(a)	29,112	267,830
AT&T Corp.	214,073	4,120,905
AT&T Wireless Services, Inc.(a)	747,343	6,135,686
BellSouth Corp.	512,200	13,639,886
CenturyTel, Inc.	40,100	1,397,485
CIENA Corp.(a)(b)	91,000	472,290
Citizens Communications Co.(a)	83,000	1,069,870
Lucent Technologies, Inc.(a)(b)	1,020,105	2,070,813
Motorola, Inc.	641,295	6,047,412
Nextel Communications, Inc. (Class “A” Stock)(a)	267,600	4,838,208
QUALCOMM, Inc.	216,900	7,754,175
Qwest Communications International, Inc.(a)	473,947	2,265,467
SBC Communications, Inc.	915,474	23,390,361
Scientific-Atlanta, Inc.(b)	46,800	1,115,712
Sprint Corp.	245,700	3,538,080
Sprint Corp. (PCS Group)(a)	286,200	1,645,650
Tellabs, Inc.(a)	116,000	762,120
Verizon Communications, Inc.	753,838	29,738,909

		114,809,324

Textiles
VF Corp.	26,536	901,428

Tobacco — 0.1%
R.J. Reynolds Tobacco Holdings, Inc.	19,000	706,990
UST, Inc.	48,900	1,712,967

		2,419,957

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Toy Manufacturer — 0.1%
Hasbro, Inc.	47,650	$833,398
Mattel, Inc.	120,281	2,275,717

		3,109,115

Trucking & Shipping — 1.0%
FedEx Corp.	80,940	5,020,708
Ryder System, Inc.	17,600	450,912
United Parcel Service, Inc. (Class “B” Stock)	309,700	19,727,890

		25,199,510

Utilities – Electric — 1.7%
Allegheny Energy, Inc.	35,200	297,440
Ameren Corp.	40,900	1,803,690
American Electric Power Co., Inc.	99,640	2,972,261
Calpine Corp.(a)(b)	95,000	627,000
CenterPoint Energy, Inc.	90,610	738,472
CMS Energy Corp.	43,100	349,110
Consolidated Edison, Inc.	57,100	2,471,288
Constellation Energy Group	46,850	1,606,955
Dominion Resources, Inc.	82,442	5,298,547
DTE Energy Co.	48,700	1,881,768
Duke Energy Co.(b)	244,262	4,873,027
Edison International(a)	95,900	1,575,637
Entergy Corp.	63,200	3,335,696
FirstEnergy Corp.	83,836	3,223,494
FPL Group, Inc.	50,700	3,389,295
Mirant Corp.(a)(b)	119,030	345,187
Public Service Enterprise Group, Inc.	63,700	2,691,325
Southern Co.	195,500	6,091,780
TECO Energy, Inc.(b)	40,700	487,993

		44,059,965

Utilities – Electric & Gas — 0.4%
Dynegy, Inc. (Class “A” Stock)(b)	113,300	475,860
Exelon Corp.	87,075	5,207,956
KeySpan Corp.	43,400	1,538,530
NiSource, Inc.	61,300	1,164,700
Progress Energy, Inc.	65,214	2,862,894

		11,249,940

Waste Management — 0.2%
Allied Waste Industries, Inc.(a)	59,000	592,950
Waste Management, Inc.	161,630	3,893,667

		4,486,617

TOTAL COMMON STOCKS (cost $2,170,480,379)		2,472,353,721

SEE NOTES TO FINANCIAL STATEMENTS.

B92

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

	Shares	Value (Note 2)
CONTINGENT VALUE OBLIGATION
Utilities – Electric & Gas
Progress Energy, Inc.(a)(e) (cost $17,640)	36,000	$0

TOTAL LONG-TERM INVESTMENTS (cost $2,170,498,019)		2,472,353,721

SHORT-TERM INVESTMENTS — 5.9%
Mutual Fund — 5.7%
Prudential Core Investment Fund — Taxable Money Market Series (Note 4)(c)	146,861,969	146,861,969

SHORT-TERM INVESTMENTS (Continued)	Principal Amount (000)	Value (Note 2)
U.S. Government Obligation — 0.2%
United States Treasury Bill 0.86%, 9/18/03(d)(f)	$4,450	$4,441,602

TOTAL SHORT-TERM INVESTMENTS (cost $ 151,303,571)		151,303,571

TOTAL INVESTMENTS — 103.0% (cost $2,321,801,590; Note 6)		2,623,657,292
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.0)%		(76,711,790)

NET ASSETS — 100%		$2,546,945,502

(a)	Non-income producing security.

(b)	Portion of securities on loan with an aggregate market value of $78,910,630; cash collateral of $82,348,691 was received with which the portfolio purchased securities.

(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(d)	Security segregated as collateral for futures contracts.

(e)	Indicates a fair valued security.

(f)	Rate quoted represents yield-to-maturity at purchase date.

Open futures contracts as of June 30, 2003 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2003	Unrealized Depreciation
Long Positions:
294	S&P 500 Index	Sep 03	$73,823,550	$71,537,550	$(2,286,000)

SEE NOTES TO FINANCIAL STATEMENTS.

B93

VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

LONG-TERM INVESTMENTS — 90.4%		Value (Note 2)
COMMON STOCKS	Shares
Aerospace & Defense — 5.2%
General Dynamics Corp.	380,600	$27,593,500
Northrop Grumman Corp.	301,600	26,025,064
Raytheon Co.	414,100	13,599,044

		67,217,608

Capital Markets — 2.0%
Bank of New York Co., Inc. (The)	455,100	13,084,125
Mellon Financial Corp.	461,800	12,814,950

		25,899,075

Chemicals — 2.5%
Dow Chemical Co.	196,600	6,086,736
E.I. du Pont de Nemours & Co.	291,400	12,133,896
IMC Global, Inc.	1,240,700	8,325,097
Lyondell Chemical Co.	421,800	5,706,954

		32,252,683

Commercial Banks — 1.4%
FleetBoston Financial Corp.	346,900	10,306,399
PNC Financial Services Group	154,400	7,536,264

		17,842,663

Commercial Services & Supplies — 1.2%
Waste Management, Inc.	673,800	16,231,842

Communications Equipment — 0.8%
Harris Corp.	345,000	10,367,250

Computers & Peripherals — 1.7%
Hewlett-Packard Co.	1,055,350	22,478,955

Containers & Packaging — 0.9%
Temple-Inland, Inc.	277,100	11,890,361

Diversified Financials — 10.5%
American Express Co.	244,700	10,230,907
Citigroup, Inc.	1,091,200	46,703,360
Freddie Mac	182,300	9,255,371
Goldman Sachs Group, Inc. (The)	190,300	15,937,625
J.P. Morgan Chase & Co.	292,500	9,997,650
Lehman Brothers Holdings, Inc.	367,300	24,418,104
Merrill Lynch & Co., Inc.	434,900	20,301,132

		136,844,149

Diversified Telecommunication Services — 3.6%
BellSouth Corp.	660,960	17,601,365
SBC Communications, Inc.	259,400	6,627,670
Verizon Communications, Inc.	568,600	22,431,270

		46,660,305

Electric Utilities — 2.8%
Dominion Resources, Inc.	141,200	9,074,924
DTE Energy Co.	132,900	5,135,256
FirstEnergy Corp.	391,500	15,053,175
TXU Corp.	330,400	7,417,480

		36,680,835

Electronic Equipment & Instruments — 1.1%
Solectron Corp.(a)(b)	3,861,900	14,443,506

Energy Equipment & Services — 9.6%
Baker Hughes, Inc.	419,300	14,075,901
ENSCO International, Inc.	998,900	26,870,410
GlobalSantaFe Corp.	1,027,100	23,972,514

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Energy Equipment & Services (cont’d.)
Halliburton Co.	843,300	$19,395,900
Nabors Industries, Ltd. (Barbados)(a)	330,700	13,079,185
Schlumberger, Ltd.	436,400	20,759,548
Weatherford International, Ltd. (Bermuda)(a)	163,100	6,833,890

		124,987,348

Food Products — 3.0%
ConAgra Foods, Inc.	1,024,100	24,168,760
Kraft Foods, Inc. (Class “A” Stock)	466,600	15,187,830

		39,356,590

Healthcare Providers & Services — 0.6%
Tenet Healthcare Corp.(a)	701,000	8,166,650

Hotels, Restaurants & Leisure — 1.6%
McDonald’s Corp.	921,200	20,321,672

Household Products — 1.7%
Kimberly-Clark Corp.	425,000	22,159,500

Industrial Conglomerates — 1.6%
General Electric Co.	278,700	7,993,116
Tyco International, Ltd. (Bermuda)	644,800	12,238,304

		20,231,420

Insurance — 7.4%
Allstate Corp.	331,600	11,821,540
Hartford Financial Services Group, Inc.	544,800	27,436,128
Travelers Property Casualty Corp. (Class “A” Stock)(b)	817,545	12,998,965
UnumProvident Corp.(b)	808,500	10,841,985
XL Capital, Ltd. (Class “A” Stock)	390,500	32,411,500

		95,510,118

Machinery — 0.7%
Navistar International Corp.(a)	290,300	9,472,489

Media — 5.7%
AOL Time Warner, Inc.(a)	519,700	8,361,973
General Motors Corp. (Class “H” Stock)(a)	487,300	6,242,313
Liberty Media Corp. (Class “A” Stock)(a)	1,666,100	19,260,116
New York Times Co. (The) (Class “A” Stock)	287,700	13,090,350
News Corp., Ltd. (The) ADR (Australia)	1,095,842	27,450,842

		74,405,594

Metals & Mining — 1.2%
Freeport-McMoRan Copper & Gold, Inc. (Class “B” Stock)(b)	343,500	8,415,750
Newmont Mining Corp.	222,900	7,235,334

		15,651,084

Multiline Retail — 1.1%
Federated Department Stores	379,900	13,999,315

Office Electronics — 1.6%
Xerox Corp.(a)(b)	1,932,700	20,467,293

SEE NOTES TO FINANCIAL STATEMENTS.

B94

VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2003 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Oil & Gas — 6.2%
Apache Corp.	208,110	$13,539,637
Exxon Mobil Corp.	527,800	18,953,298
Occidental Petroleum Corp.	703,300	23,595,715
Royal Dutch Petroleum Co. (Netherlands)	52,300	2,438,226
Total SA, ADR (France)	283,600	21,496,880

		80,023,756

Paper & Forest Products — 2.5%
Boise Cascade Corp.	324,000	7,743,600
International Paper Co.	701,300	25,057,449

		32,801,049

Pharmaceuticals — 4.4%
Bristol-Myers Squibb Co.	611,600	16,604,940
Merck & Co., Inc.	361,900	21,913,045
Pfizer, Inc.	263,340	8,993,061
Wyeth	204,542	9,316,888

		56,827,934

Real Estate — 0.0%
Corrections Corp. of America(a)	2,785	70,544

Road & Rail — 1.1%
Union Pacific Corp.	246,600	14,307,732

Semiconductors & Semiconductor Equipment — 1.2%
Agere Systems, Inc. (Class “B” Stock)(a)	6,744,185	15,511,625

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Software — 0.7%
Synopsys, Inc.(a)	141,100	$8,727,035

Specialty Retail — 1.0%
Toys “R” Us, Inc.(a)	1,053,700	12,770,844

Tobacco — 2.6%
Altria Group, Inc.	608,300	27,641,152
Loews Corp. — Carolina Group	209,500	5,656,500

		33,297,652

Wireless Telecommunication Services — 1.2%
Sprint Corp. (PCS Group)(a)(b)	2,797,800	16,087,350

TOTAL LONG-TERM INVESTMENTS (cost $1,110,608,450)		1,173,963,826

SHORT-TERM INVESTMENT — 13.2%
Mutual Fund
Prudential Core Investment Fund —Taxable Money Market Series (cost $171,065,692; Note 4)(c)	171,065,692	171,065,692

TOTAL INVESTMENTS — 103.6% (cost $1,281,674,142; Note 6)		1,345,029,518
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.6)%		(47,202,894)

NET ASSETS — 100%		$1,297,826,624

The following abbreviations are used in portfolio descriptions:

ADR	American Depository Receipt

(a)	Non-income producing security.

(b)	Portion of securities on loan with an aggregate market value of $25,957,156; cash collateral $27,627,044 was received with which the portfolio purchased securities.

(c)	Represents security, or portion thereof, purchased with cash collateral for securities on loan.

SEE NOTES TO FINANCIAL STATEMENTS.

B95

NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND, INC.

(Unaudited)

Note 1:	General

The Prudential Series Fund, Inc. (“Series Fund”), a Maryland corporation, organized on November 15, 1982, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Series Fund is composed of thirty-six Portfolios (“Portfolio” or “Portfolios”), each with a separate series of capital stock.

The Portfolios of the Series Fund have the following as investment objectives:

Conservative Balanced Portfolio:    Total investment return consistent with a conservatively managed diversified portfolio by investing in a mix of equity-related securities, debt obligations and money market instruments.

Diversified Bond Portfolio:    High level of income over a longer term while providing reasonable safety of capital by investing in intermediate and long-term debt obligations that are rated investment grade and high quality money market instruments. The types of debt obligations in which the Portfolio can invest include U.S. government securities, mortgage-related securities corporate bonds.

Diversified Conservative Growth Portfolio:    Current income and a reasonable level of capital appreciation by investing primarily in a diversified portfolio of debt and equity securities.

Equity Portfolio:    Capital appreciation by investing primarily in stocks of major, established corporations as well as small companies.

Flexible Managed Portfolio:    High total return consistent with an aggressively managed diversified portfolio by investing in a mix of equity and equity-related securities, debt obligations and money market instruments.

Global Portfolio:    Long-term growth of capital by investing primarily in equity and equity-related securities of foreign and U.S. companies.

Government Income Portfolio:    High level of income over the long-term consistent with the preservation of capital by investing primarily in intermediate and long-term U.S. government securities, including U.S. Treasuries and agencies and mortgage-related securities.

High Yield Bond Portfolio:    High total return by investing primarily in medium to lower rated debt securities.

Jennison Portfolio:    Long-term growth of capital by investing primarily in equity securities of established companies that the Portfolio manager believes offer above-average growth prospects.

Jennison 20/20 Focus Portfolio:    Long-term growth of capital by investing primarily in up to 40 equity securities of U.S. companies that the Portfolio managers believe to have strong capital appreciation potential.

Money Market Portfolio:    Maximum current income consistent with the stability of capital and maintenance of liquidity by investing in high quality short-term money market securities issued by the U.S government and its agencies, as well as commercial paper, asset backed securities, certificates of deposit and other obligations issued by banks, corporations and other companies, that generally mature in 13 months or less.

Natural Resources Portfolio:    Long-term growth of capital by investing primarily in stocks of companies that operate within, or do business with, the natural resources sector of the economy.

Small Capitalization Stock Portfolio:    Long-term growth of capital that corresponds to the price and yield performance of the Standard & Poor’s Small Capitalization Stock Index (the “S&P 600 SmallCap Index”) by investing primarily in stocks of the S&P 600 SmallCap Index.

SP Aggressive Growth Asset Allocation Portfolio:    Capital appreciation by investing primarily in large cap equity portfolios, international portfolios, and small/mid cap equity portfolios. The Portfolio will achieve this by investing in other Series Fund Portfolios.

SP AIM Aggressive Growth Portfolio:    Long-term growth of capital by investing primarily in the common stock of companies whose earnings the Portfolio’s managers expect to grow more than 15% per year.

C1

SP AIM Core Equity Portfolio:    Growth of capital with a secondary objective of current income by investing primarily in securities of established companies that have long-term above-average growth in earnings and dividends, and growth companies that the Portfolio managers believe have the potential for above-average growth in earnings and dividends.

SP Alliance Large Cap Growth Portfolio:    Growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in stocks of companies considered to have large capitalizations.

SP Alliance Technology Portfolio:    Growth of capital by investing primarily in securities of companies that use technology extensively in the development of new or improved products and processes.

SP Balanced Asset Allocation Portfolio:    Provide a balance between current income and growth of capital by investing in fixed income portfolios, large cap equity portfolios, small/mid cap equity portfolios, and international equity Portfolios. The Portfolio will achieve this by investing in other Series Fund Portfolios.

SP Conservative Asset Allocation Portfolio:    Provide current income with low to moderate capital appreciation by investing in fixed income portfolios, large cap equity portfolios, and small/mid cap equity portfolios. The Portfolio will achieve this by investing in other Series Fund Portfolios.

SP Davis Value Portfolio:    Capital growth through investments primarily in common stock of U.S. companies with market capitalization of at least $5 billion.

SP Deutsche International Equity Portfolio:    Long-term capital appreciation by investing primarily in the stocks and other equity securities of companies in developed countries outside the United States.

SP Growth Asset Allocation Portfolio:    Provide long-term growth of capital with consideration also given to current income by investing in large-cap equity portfolios, fixed income portfolios, international equity portfolios and small/mid-cap equity portfolios. The Portfolio will achieve this by investing in other Series Fund Portfolios.

SP INVESCO Small Company Growth Portfolio:    Long-term capital growth by investing mostly in small-capitalization companies which are included in the Russell 2000 Growth Index at the time of purchase, or if not with market capitalizations under $2.5 billion.

SP Jennison International Growth Portfolio:    Long-term growth of capital by investing primarily in equity-related securities of foreign issuers.

SP Large Cap Value Portfolio:    Long-term growth of capital by investing primarily in common stocks of companies with large market capitalization (those with market capitalizations similar to companies in the Standard & Poor’s 500 Composite Index or the Russell 100 Index).

SP MFS Capital Opportunities Portfolio:    Capital appreciation by investing primarily in common stocks and related securities, such as preferred stocks, convertible securities and depository receipts for those securities.

SP Mid-Cap Growth Portfolio:    Long-term growth of capital by investing primarily in common stocks and related securities, such as preferred stocks, convertible securities and depository receipts for those securities.

SP PIMCO High Yield Portfolio:    Maximum total return, consistent with preservation of capital and prudent investment management by investing primarily in a diversified portfolio of high yield/high risk securities rated below investment grade but rated at least B by Moody’s or S&P, or, if unrated, determined by Pacific Investment Management Company to be of comparable quality.

SP PIMCO Total Return Portfolio:    Maximum total return, consistent with preservation of capital and prudent investment management by investing primarily in a diversified portfolio of fixed income instruments of varying maturities.

SP Prudential U.S. Emerging Growth Portfolio:    Long-term capital appreciation by investing primarily in equity securities of small and medium-sized U.S. companies that the Portfolio manager believes have the potential for above-average growth.

SP Small/Mid-Cap Value Portfolio:    Long-term growth of capital by investing primarily in common stocks of companies with small to medium market capitalization.

SP Strategic Partners Focused Growth Portfolio:    Long-term capital growth by investing primarily in equity-related securities of U.S. companies that the adviser believes to have strong capital appreciation potential.

C2

Stock Index Portfolio:    Investment results that generally correspond to the price and yield performance of the S&P 500 Index by investing primarily in stocks in the S&P 500 Index.

Value Portfolio:    Capital appreciation by investing in equity and equity-related securities that are undervalued.

Zero Coupon Bond Portfolio 2005:    Highest predictable compound investment for a specific period of time, consistent with safety of invested capital by investing primarily in debt obligations of the U.S. Treasury and corporations, issued without interest coupons or stripped of their interest coupons.

The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country.

Note 2:	Accounting Policies

The following is a summary of significant accounting policies followed by the Series Fund and the Portfolios in preparation of their financial statements.

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser(s); to be over-the-counter, are valued by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Any security for which a reliable market quotation is unavailable is valued at fair value by a Valuation Committee appointed by the Series Fund’s Board of Directors.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of the valuation.

The Money Market, Conservative Balanced and Flexible Managed Portfolios use amortized cost to value short-term securities. Short-term securities that are held in the other Portfolios which mature in more than 60 days are valued at current market quotations and those short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value.

The High Yield Bond Portfolio, the SP PIMCO High Yield Portfolio and the SP PIMCO Total Return Portfolio may hold up to 15% of their net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Certain issues of restricted securities held by the High Yield Bond Portfolio, the SP PIMCO High Yield Portfolio and the SP PIMCO Total Return Portfolio at June 30, 2003 include registration rights, under which the Portfolios may demand registration by the issuer, of which the Portfolio may bear the cost of such registration. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is the Series Fund’s policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series Fund may by delayed or limited.

Foreign Currency Translation:    The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities—at the current rates of exchange.

C3

(ii)  purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the period, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the period. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios of the Series Fund may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation (depreciation) on investments and foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Short Sales:    Certain portfolios of the Series Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When a Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Loan Participations:    Certain Portfolios of the Series Fund may invest in loan participations. When the Portfolio purchases a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Portfolio assumes the credit risk of the borrower, the selling participant and any other persons interpositioned between the Portfolio and the borrower (“intermediate participants”). The Portfolio may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participant.

Options:    The Series Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Series Fund currently owns or intends to purchase. The Series Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Series Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Series Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether

C4

the Series Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written option transactions.

The Series Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Series Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Series Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are made or received by the Series Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Series Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series Fund intends to purchase, against fluctuations in value caused by changes in prevailing rates or market conditions. Under a variety of circumstances, the Series Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets.

Forward currency contracts, written options and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Lending:    The Series Fund (excluding the Money Market Portfolio) may lend its portfolio securities to qualified institutions. The loans are secured by collateral at least equal, at all times, to the market value of the loaned securities. The Portfolio may bear the risk of delay in recovery of, or even loss of right in, the securities loaned should the borrower of the securities fail financially. The Portfolio receives compensation, net of any rebate and securities lending agent fees, for lending its securities in the form of interest or dividends on the collateral received for the securities loaned. The Portfolio is entitled to and any gain (loss) in the market price of the securities loaned that may occur during the term of the loan. Prudential Securities Incorporated (“PSI”) was the securities lending agent for the Series Fund. For the six months ended June 30, 2003, PSI has been compensated by the following amounts:

Conservative Balanced Portfolio	$55,358
Diversified Bond Portfolio	26,473
Equity Portfolio	53,787
Flexible Managed Portfolio	56,497
Global Portfolio	56,970
Government Income Portfolio	20,028
High Yield Bond Portfolio	60,261
Jennison Portfolio	36,397
Natural Resources Portfolio	71,508
Small Capitalization Stock Portfolio	37,617
SP Jennison International Growth Portfolio	5,181
Stock Index Portfolio	40,862
Value Portfolio	7,839

Effective July 1, 2003, Prudential Investment Management, Inc. is the Series Fund’s securities lending agent.

Swaps:    Certain portfolios of the Series Fund may enter into interest rate, total return swap and forward swap spread lock agreements. A swap agreement is an agreement between two parties to exchange a series of cash flows at specified intervals. Based on a notional amount, each party pays an interest rate or the change in the value of a security. Dividends and interest on the securities in the swap are included in the value of the exchange. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount

C5

calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. The swaps are valued daily at current market value and any unrealized gain or loss is included in net unrealized appreciation (depreciation) on investments. Gain (loss) is realized on the termination date of the swap and is equal to the difference between a Portfolio’s basis in the swap and the proceeds of the closing transaction, including any fees. During the period that the swap agreement is open, the Portfolio may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gain or loss on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income, which is comprised of four elements: stated coupon, original issue discount, market discount and market premium, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Series Fund’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for Portfolio specific expenses which are attributable directly to a Portfolio or class level. The only expense charged to SP Aggressive Growth Asset Allocation Portfolio, SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, and SP Growth Asset Allocation Portfolio is a management fee. All other expenses attributable to these Portfolios are borne by PI, the Portfolios’ investment advisor (see note 3).

For Portfolios with multiple classes of shares, net investment income or loss, expenses other than administration and distribution fees, and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Custody Fee Credits:    The Series Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying Statements of Operations.

Taxes:    For federal income tax purposes, each Portfolio in the Series Fund is treated as a separate taxpaying entity. It is each Portfolio’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends, interest and capital gains are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions:    Dividends and distributions of each Portfolio are declared in cash and automatically reinvested in additional shares of the same Portfolio. The Money Market Portfolio will declare and reinvest dividends from net investment income and net realized capital gains daily. The Diversified Bond, Government Income, High Yield, Zero Coupon Bond 2005, SP PIMCO High Yield and SP PIMCO Total Return Portfolios will declare and distribute dividends from net investment income, if any, quarterly and distributions from net capital gains, if any, at least annually. All other Portfolios will declare and distribute dividends from net investment income and distributions from net capital gains, if any, at least annually. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Note 3:	Agreements

The Series Fund has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into subadvisory agreements with Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison”), AIM Capital Management, Inc. (“AIM”), Alliance Capital Management, LP (“Alliance”), Davis Selected Advisers, LP (“Davis”), Calamos Investments (“Calamos”), RS Investment Management, L.P. (“RS”), GE Asset Management (“GEAM”), Salomon Brothers Asset Management (“Salomon”), Deutsche Asset Management, Inc. (“Deutsche”), INVESCO Funds Group, Inc. (“INVESCO”), Fidelity Management & Research Company (“Fidelity”), Massachusetts Financial Services Company (“MFS”), Pacific Investment Management Company LLC (“PIMCO”) and EARNEST Partners LLC (“EARNEST”) (collectively, the “Subadvisers”), under which each provides investment advisory services for certain Portfolios

C6

of the Series Fund. PI pays for the services of the Subadvisers, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Series Fund bears all other costs and expenses. The management fee paid to PI is computed daily and payable monthly, at the annual rates specified below, of the value of each of the Portfolio’s average daily net assets.

Portfolio	Management Fee
Conservative Balanced Portfolio	0.55%
Diversified Bond Portfolio	0.40
Diversified Conservative Growth Portfolio	0.75
Equity Portfolio	0.45
Flexible Managed Portfolio	0.60
Global Portfolio	0.75
Government Income Portfolio	0.40
High Yield Bond Portfolio	0.55
Jennison Portfolio	0.60
Jennison 20/20 Focus Portfolio	0.75
Money Market Portfolio	0.40
Natural Resources Portfolio	0.45
Small Capitalization Stock Portfolio	0.40
SP Aggressive Growth Asset Allocation Portfolio	0.05
SP AIM Aggressive Growth Portfolio	0.95
SP AIM Core Equity Portfolio	0.85
SP Alliance Large Cap Growth Portfolio	0.90
SP Alliance Technology Portfolio	1.15
SP Balanced Asset Allocation Portfolio	0.05
SP Conservative Asset Allocation Portfolio	0.05
SP Davis Value Portfolio	0.75
SP Deutsche International Equity Portfolio	0.90
SP Growth Asset Allocation Portfolio	0.05
SP INVESCO Small Company Growth Portfolio	0.95
SP Jennison International Growth Portfolio	0.85
SP Large Cap Value Portfolio	0.80
SP MFS Capital Opportunities Portfolio	0.75
SP Mid-Cap Growth Portfolio	0.80
SP PIMCO High Yield Portfolio	0.60
SP PIMCO Total Return Portfolio	0.60
SP Prudential U.S. Emerging Growth Portfolio	0.60
SP Small/Mid-Cap Value Portfolio	0.90
SP Strategic Partners Focused Growth Portfolio	0.90
Stock Index Portfolio	0.35
Value Portfolio	0.40
Zero Coupon Bond Portfolio 2005	0.40

The Subadvisers provide investment advisory services to the Portfolios as follows. Where more than one Subadviser is listed, each Subadviser provides services to a segment of the Portfolio:

Portfolio	Subadviser(s)
Conservative Balanced Portfolio	PIM
Diversified Bond Portfolio	PIM
Diversified Conservative Growth Portfolio	EARNEST, RS, Jennison, PIMCO, PIM
Equity Portfolio	Jennison, GEAM, Salomon
Flexible Managed Portfolio	PIM
Global Portfolio	Jennison
Government Income Portfolio	PIM
High Yield Bond Portfolio	PIM
Jennison Portfolio	Jennison
Jennison 20/20 Focus Portfolio	Jennison
Money Market Portfolio	PIM
Natural Resources Portfolio	Jennison

C7

Portfolio	Subadviser(s)
Small Capitalization Stock Portfolio	PIM
SP AIM Aggressive Growth Portfolio	AIM
SP AIM Core Equity Portfolio	AIM
SP Alliance Large Cap Growth Portfolio	Alliance
SP Alliance Technology Portfolio	Alliance
SP Davis Value Portfolio	Davis
SP Deutsche International Equity Portfolio	Deutsche
SP INVESCO Small Company Growth Portfolio	INVESCO
SP Jennison International Growth Portfolio	Jennison
SP Large Cap Value Portfolio	Fidelity
SP MFS Capital Opportunities Portfolio	MFS
SP Mid-Cap Growth Portfolio	Calamos
SP PIMCO High Yield Portfolio	PIMCO
SP PIMCO Total Return Portfolio	PIMCO
SP Prudential U.S. Emerging Growth Portfolio	Jennison
SP Small/Mid-Cap Value Portfolio	Fidelity
SP Strategic Partners Focused Growth Portfolio	Alliance, Jennison
Stock Index Portfolio	PIM
Value Portfolio	Jennison
Zero Coupon Bond Portfolio 2005	PIM

The Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class I and Class II shares of the Series Fund. The Series Fund compensates PIMS for distributing and servicing the Series Fund’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series Fund. Pursuant to the Class II Plan, the Class II shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

The Series Fund has an administration agreement with PI which acts as the administrator of the Class II shares of the Series Fund. The administration fee paid to PI is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

PI has agreed to reimburse each Portfolio (other than the Diversified Conservative Growth, Jennison 20/20 Focus, Global, SP Aggressive Growth Asset Allocation, SP Balanced Asset Allocation, SP Conservative Asset Allocation and SP Growth Asset Allocation Portfolios) the portion of the management fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) exceeds the percentage stated below, of the Portfolio’s average daily net assets.

Portfolio	Class I Expense limit	Class II Expense limit
Conservative Balanced Portfolio	0.75%	N/A
Diversified Bond Portfolio	0.75	N/A
Equity Portfolio	0.75	1.15%
Flexible Managed Portfolio	0.75	N/A
Government Income Portfolio	0.75	N/A
High Yield Bond Portfolio	0.75	N/A
Jennison Portfolio	0.75	1.15
Money Market Portfolio	0.75	N/A
Natural Resources Portfolio	0.75	N/A
Small Capitalization Stock Portfolio	0.75	N/A
SP AIM Aggressive Growth Portfolio	1.07	N/A
SP AIM Core Equity Portfolio	1.00	N/A
SP Alliance Large Cap Growth Portfolio	1.10	N/A
SP Alliance Technology Portfolio	1.30	N/A
SP Davis Value Portfolio	0.83	N/A
SP Deutsche International Equity Portfolio	1.10	N/A

C8

Portfolio	Class I Expense limit	Class II Expense limit
SP INVESCO Small Company Growth Portfolio	1.15%	N/A
SP Jennison International Growth Portfolio	1.24	1.64%
SP Large Cap Value Portfolio	0.90	N/A
SP MFS Capital Opportunities Portfolio	1.00	N/A
SP Mid-Cap Growth Portfolio	1.00	N/A
SP PIMCO High Yield Portfolio	0.82	N/A
SP PIMCO Total Return Portfolio	0.76	N/A
SP Prudential U.S. Emerging Growth Portfolio	0.90	1.30
SP Small/Mid-Cap Value Portfolio	1.05	N/A
SP Strategic Partners Focused Growth Portfolio	1.01	1.41
Stock Index Portfolio	0.75	N/A
Value Portfolio	0.75	1.15
Zero Coupon Bond Portfolio 2005	0.75	N/A

N/A – Not applicable – Portfolio does not currently have Class II shares.

PIMS, PI, PIM and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Effective July 1, 2003, PSI became a division of Wachovia Securities LLC of which Prudential holds a minority interest. Prior to July 1, 2003, PSI was an indirect wholly-owned subsidiary of Prudential.

Note 4:	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund’s transfer agent. Transfer agent fees and expenses in the Statements of Operations include certain out-of-pocket expense paid to nonaffiliates. During the six months ended June 30, 2003, the Series Fund incurred fees for the services of PMFS and as of June 30, 2003 fees were due to PMFS as follows:

Portfolio	Amount Incurred for the Six Months Ended June 30, 2003	Amount Due as of June 30, 2003
Conservative Balanced Portfolio	$1,100	$200
Diversified Bond Portfolio	1,400	200
Diversified Conservative Growth Portfolio	200	—
Equity Portfolio	2,600	400
Flexible Managed Portfolio	1,200	200
Global Portfolio	2,500	400
Government Income Portfolio	800	100
High Yield Bond Portfolio	1,400	200
Jennison Portfolio	3,200	500
Jennison 20/20 Focus Portfolio	500	100
Money Market Portfolio	2,600	400
Natural Resources Portfolio	700	100
Small Capitalization Stock Portfolio	1,000	200
SP AIM Aggressive Growth Portfolio	1,600	300
SP AIM Core Equity Portfolio	1,500	300
SP Alliance Large Cap Growth Portfolio	1,800	300
SP Alliance Technology Portfolio	1,500	300
SP Davis Value Portfolio	2,000	400
SP Deutsche International Equity Portfolio	1,900	300
SP INVESCO Small Company Growth Portfolio	1,700	300
SP Jennison International Growth Portfolio	2,300	400
SP Large Cap Value Portfolio	1,800	300
SP MFS Capital Opportunities Portfolio	1,600	300
SP Mid-Cap Growth Portfolio	2,000	400

C9

Portfolio	Amount Incurred for the Six Months Ended June 30, 2003	Amount Due as of June 30, 2003
SP PIMCO High Yield Portfolio	$1,900	$300
SP PIMCO Total Return Portfolio	2,300	400
SP Prudential U.S. Emerging Growth Portfolio	2,100	400
SP Small/Mid-Cap Value Portfolio	2,100	400
SP Strategic Partners Focused Growth Portfolio	1,700	300
Stock Index Portfolio	2,800	500
Value Portfolio	2,600	400
Zero Coupon Bond Portfolio 2005	300	—

For the six months ended June 30, 2003, PSI earned brokerage commissions from transactions executed on behalf of the Series Fund Portfolios as follows:

Portfolio	Commissions
Equity Portfolio	$14,412
Jennison Portfolio	23,216
SP Alliance Technology Portfolio	125
SP MFS Capital Opportunities Portfolio	10
SP Mid-Cap Growth Portfolio	60
SP Small/Mid-Cap Value Portfolio	430

Certain Portfolios invest in the Taxable Money Market Series (the “Series”), a portfolio of Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended June 30, 2003, the following Portfolios earned income from the Series by investing their excess cash and collateral from securities lending. See Note 2 relating to Securities Lending:

Portfolio	Excess Cash Investment	Securities Lending Cash Collateral Investment
Conservative Balanced Portfolio	$1,122,313	$166,075
Diversified Bond Portfolio	2,303,231	79,420
Diversified Conservative Growth Portfolio	38,234	—
Equity Portfolio	448,752	161,360
Flexible Managed Portfolio	1,750,116	169,492
Global Portfolio	81,753	170,909
Government Income Portfolio	780,252	60,083
High Yield Portfolio	213,159	180,783
Jennison Portfolio	90,290	109,191
Jennison 20/20 Focus Portfolio	20,611	—
Natural Resources Portfolio	36,380	214,524
Small Capitalization Stock Portfolio	25,752	112,850
SP Jennison International Growth Portfolio	51,908	15,543
SP Prudential U.S. Emerging Growth Portfolio	29,280	—
SP Strategic Partners Focused Growth Portfolio	3,722	—
Stock Index Portfolio	331,064	89,905
Value Portfolio	560,274	23,517
Zero Coupon Bond Portfolio 2005	6,931	—

Note 5:	Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the six months ended June 30, 2003 were as follows:

C10

Cost of Purchases:

Portfolio
Conservative Balanced Portfolio	$249,419,740
Diversified Bond Portfolio	745,005,746
Diversified Conservative Growth Portfolio	95,492,237
Equity Portfolio	906,184,453
Flexible Managed Portfolio	954,411,055
Global Portfolio	195,411,675
Government Income Portfolio	6,943,703
High Yield Bond Portfolio	488,753,741
Jennison Portfolio	416,002,034
Jennison 20/20 Focus Portfolio	29,519,181
Natural Resources Portfolio	47,387,034
Small Capitalization Stock Portfolio	33,465,847
SP Aggressive Growth Asset Allocation Portfolio	11,900,367
SP AIM Aggressive Growth Portfolio	7,187,336
SP AIM Core Equity Portfolio	5,211,854
SP Alliance Large Cap Growth Portfolio	35,465,969
SP Alliance Technology Portfolio	5,603,528
SP Balanced Asset Allocation Portfolio	99,051,493
SP Conservative Asset Allocation Portfolio	88,902,738
SP Davis Value Portfolio	51,551,061
SP Deutsche International Equity Portfolio	45,256,441
SP Growth Asset Allocation Portfolio	75,267,641
SP INVESCO Small Company Growth Portfolio	10,119,331
SP Jennison International Growth Portfolio	92,631,742
SP Large Cap Value Portfolio	20,830,195
SP MFS Capital Opportunities Portfolio	4,742,886
SP Mid-Cap Growth Portfolio	14,900,960
SP PIMCO High Yield Portfolio	89,846,969
SP PIMCO Total Return Portfolio	315,022,726
SP Prudential U.S. Emerging Growth Portfolio	84,722,945
SP Small/Mid-Cap Value Portfolio	74,796,307
SP Strategic Partners Focused Growth Portfolio	11,790,817
Stock Index Portfolio	19,691,616
Value Portfolio	379,628,805
Zero Coupon Bond Portfolio 2005	—

Proceeds from Sales:

Portfolio
Conservative Balanced Portfolio	$285,810,377
Diversified Bond Portfolio	705,286,799
Diversified Conservative Growth Portfolio	118,513,082
Equity Portfolio	972,560,604
Flexible Managed Portfolio	990,234,976
Global Portfolio	204,086,177
Government Income Portfolio	3,942,073
High Yield Bond Portfolio	422,932,373
Jennison Portfolio	426,082,711
Jennison 20/20 Focus Portfolio	27,638,163
Natural Resources Portfolio	57,051,492
Small Capitalization Stock Portfolio	50,441,544
SP Aggressive Growth Asset Allocation Portfolio	3,772,184
SP AIM Aggressive Growth Portfolio	3,559,573
SP AIM Core Equity Portfolio	2,842,898
SP Alliance Large Cap Growth Portfolio	15,557,422

C11

Portfolio
SP Alliance Technology Portfolio	$3,563,418
SP Balanced Asset Allocation Portfolio	18,669,846
SP Conservative Asset Allocation Portfolio	29,985,792
SP Davis Value Portfolio	3,624,424
SP Deutsche International Equity Portfolio	27,828,014
SP Growth Asset Allocation Portfolio	21,941,466
SP INVESCO Small Company Growth Portfolio	6,987,920
SP Jennison International Growth Portfolio	73,632,604
SP Large Cap Value Portfolio	12,701,560
SP MFS Capital Opportunities Portfolio	3,360,354
SP Mid-Cap Growth Portfolio	6,463,688
SP PIMCO High Yield Portfolio	64,423,162
SP PIMCO Total Return Portfolio	299,725,998
SP Prudential U.S. Emerging Growth Portfolio	66,511,101
SP Small/Mid-Cap Value Portfolio	41,151,382
SP Strategic Partners Focused Growth Portfolio	5,734,457
Stock Index Portfolio	92,300,237
Value Portfolio	555,648,111
Zero Coupon Bond Portfolio 2005	—

The Diversified Conservative Growth, Equity, Global, Government Income, Jennison, SP INVESCO Small Company Growth, SP PIMCO High Yield, SP PIMCO Total Return and SP Prudential U.S. Emerging Growth Portfolios’ written options activity for the six months ended June 30, 2003 was as follows:

Diversified Conservative Growth Portfolio
	Contracts	Premiums
Balance as of December 31, 2002	10,200,000	$164,218
Options written	6,900,029	100,124
Options expired	(7)	(5,443)
Options terminated in closing purchase transactions	(3,300,008)	(30,993)

Balance as of June 30, 2003	13,800,014	$227,906

Equity Portfolio
	Contracts	Premiums
Balance as of December 31, 2002	—	—
Options written	1,105	$11,049

Balance as of June 30, 2003	1,105	$11,049

Global Portfolio
	Contracts	Premiums
Balance as of December 31, 2002	—	—
Options written	363	$3,630

Balance as of June 30, 2003	363	$3,630

Government Income Portfolio
	Contracts	Premiums
Balance as of December 31, 2002	—	—
Options written	27,000,000	$206,718
Options expired	(27,000,000)	(206,718)

Balance as of June 30, 2003	—	$—

Jennison Portfolio
	Contracts	Premiums
Balance as of December 31, 2002	—	—
Options written	854	$8,540

Balance as of June 30, 2003	854	$8,540

C12

SP INVESCO Small Company Growth Portfolio
	Contracts	Premiums
Balance as of December 31, 2002	—	—
Options written	25	$2,560
Options terminated in closing purchase transactions	(9)	(1,954)

Balance as of June 30, 2003	16	$606

SP PIMCO High Yield Portfolio
	Contracts	Premiums
Balance as of December 31, 2002	17,000,100	$419,632
Options written	87	137,597
Options expired	(100)	(47,447)
Options terminated in closing purchase transactions	(79)	(94,969)

Balance as of June 30, 2003	17,000,008	$414,813

SP PIMCO Total Return Portfolio
	Contracts	Premiums
Balance as of December 31, 2002	81,900,000	$1,199,750
Options written	65,300,209	925,788
Options terminated in closing purchase transactions	(24,800,117)	(277,228)

Balance as of June 30, 2003	122,400,092	$1,848,310

SP Prudential U.S. Emerging Growth Portfolio
	Contracts	Premiums
Balance as of December 31, 2002	—	—
Options written	922	$154,935

Balance as of June 30, 2003	922	$154,935

The Diversified Conservative Growth Portfolio and the SP PIMCO Total Return Portfolios entered into interest rate swap agreements during the six months ended June 30, 2003. Details of the swap agreements outstanding as of June 30, 2003 were as follows:

Diversified Conservative Growth Portfolio

Counterparty	Termination Date	Notional Amount		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC (a)	12/17/08	USD	9,800,000	4.00%	3 month LIBOR	$202,635
J.P. Morgan (a)	12/17/13	USD	11,700,000	4.00%	3 month LIBOR	189,236
Merrill Lynch & Co. (b)	3/29/05	CHF	1,200,000	1.50%	3 month Euribor	3,882
Merrill Lynch & Co. (b)	3/29/05	CHF	2,500,000	1.50%	3 month Euribor	(1,798)
Merrill Lynch & Co. (b)	6/18/05	USD	8,000,000	4.00%	3 month LIBOR	170,960
Merrill Lynch & Co. (a)	12/17/08	USD	500,000	4.00%	3 month LIBOR	10,138
Morgan Stanley Capital (a)	3/16/05	GBP	800,000	4.25%	6 month LIBOR	9,483
Morgan Stanley Capital (a)	3/17/05	GBP	5,000,000	4.25%	6 month LIBOR	52,421
Morgan Stanley Capital (a)	3/17/05	GBP	1,100,000	4.25%	6 month LIBOR	11,615

						$648,572

(a)	Portfolio pays the fixed rate and receives the floating rate.
(b)	Portfolio pays the floating rate and receives the fixed rate.

C13

SP PIMCO Total Return Portfolio

Counterparty	Termination Date	Notional Amount		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC (a)	12/17/03	USD	7,000,000	6.00%	3 month LIBOR	$206,570
Bank of America Securities LLC (a)	5/31/05	USD	19,400,000	4.00%	3 month LIBOR	401,134
Bank of America Securities LLC (a)	12/17/23	USD	6,100,000	4.00%	3 month LIBOR	47,665
Citibank N.A. London (a)	6/18/12	EUR	5,600,000	5.00%	6 month Euribor	(675,276)
Goldman Sachs & Co. (b)	6/17/04	GBP	200,000	5.50%	6 month LIBOR	6,847
J.P. Morgan (b)	3/29/05	CHF	4,200,000	1.50%	3 month Euribor	(7,801)
J.P. Morgan (a)	12/17/23	USD	54,900,000	4.00%	3 month LIBOR	887,953
Lehman Brothers (a)	12/15/31	EUR	3,000,000	5.50%	6 month Euribor	(340,094)
Merrill Lynch & Co. (b)	3/29/05	CHF	20,600,000	1.50%	3 month Euribor	66,637
Merrill Lynch & Co. (b)	3/29/05	CHF	39,800,000	1.50%	3 month Euribor	(28,624)
Merrill Lynch & Co. (b)	6/18/05	USD	14,900,000	4.00%	3 month LIBOR	318,413
Merrill Lynch & Co. (b)	6/18/07	EUR	11,800,000	4.50%	6 month Euribor	778,268
Merrill Lynch & Co. (a)	12/17/23	USD	9,700,000	5.00%	3 month LIBOR	385,420
UBS Warburg (b)	3/15/04	GBP	5,300,000	5.25%	6 month LIBOR	35,764
UBS Warburg (b)	3/15/04	GBP	1,000,000	5.25%	6 month LIBOR	15,824
UBS Warburg (b)	6/18/05	USD	6,600,000	4.00%	3 month LIBOR	141,636

						$2,240,336

(a) Portfolio pays the fixed rate and receives the floating rate.
(b) Portfolio pays the floating rate and receives the fixed rate.

The Diversified Conservative Growth Portfolio and SP PIMCO Total Return Portfolios entered into forward swap spread lock agreements during the six months ended June 30, 2003. Details of the swap agreements outstanding as of June 30, 2003 were as follows:

Diversified Conservative Growth Portfolio:

Counterparty	Maturity Date	Notional Amount		Spread Lock	Underlying Bond	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC (a)	8/13/03	USD	2,400,000	0.13875%	U.S. T-Bond, 6.25%, 8/15/23	$9,211

(a) Portfolio pays the fixed rate and receives the floating rate.

SP PIMCO Total Return Portfolio:

Counterparty	Maturity Date	Notional Amount		Spread Lock	Underlying Bond	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC (a)	8/13/03	USD	14,800,000	0.13875%	U.S. T-Bond, 6.25%, 8/15/23	$56,805

(a) Portfolio pays the fixed rate and receives the floating rate.
(b) Portfolio pays the floating rate and receives the fixed rate.

C14

Note 6:	Tax Information

For federal income tax purposes, the following Portfolios had capital loss carryforwards as of December 31, 2002:

	Approximate Capital Loss Carryforward(a)		Expiration
Portfolio			2008	2009	2010
Conservative Balanced	$79,812,000		—	—	$79,812,000
Diversified Bond	46,351,000		$16,030,000	—	30,321,000
Diversified Conservative Growth	17,460,000		—	$5,295,000	12,165,000
Equity	676,346,000		—	150,352,000	525,994,000
Flexible Managed	432,766,000		—	171,262,000	261,504,000
Global	264,720,000		—	119,545,000	145,175,000
High Yield Bond	288,181,000	(b)	—	—	—
Jennison	1,055,112,000		—	546,470,000	508,642,000
Jennison 20/20 Focus	13,586,000		—	6,075,000	7,511,000
SP Aggressive Growth Asset Allocation	278,000		—	37,000	241,000
SP AIM Aggressive Growth	3,102,000		56,000	1,387,000	1,659,000
SP AIM Core Equity	2,227,000		39,000	1,022,000	1,166,000
SP Alliance Large Cap Growth	8,641,000		1,000	1,518,000	7,122,000
SP Alliance Technology	4,005,000		36,000	1,065,000	2,904,000
SP Balanced Asset Allocation	71,000		—	—	71,000
SP Davis Value	5,490,000		1,000	498,000	4,991,000
SP Deutsche International Equity	5,056,000		195,000	2,230,000	2,631,000
SP Growth Asset Allocation	384,000		—	—	384,000
SP INVESCO Small Company Growth	4,405,000		84,000	1,791,000	2,530,000
SP Jennison International Growth	10,705,000		—	3,917,000	6,788,000
SP Large Cap Value	2,267,000		—	369,000	1,898,000
SP MFS Capital Opportunities	3,724,000		7,000	1,141,000	2,576,000
SP Mid-Cap Growth	11,494,000		—	—	11,494,000
SP PIMCO High Yield	2,840,000		—	393,000	2,447,000
SP Prudential U.S. Emerging Growth	15,020,000		39,000	2,256,000	12,725,000
SP Small/Mid Cap Value	4,685,000		14,000	465,000	4,206,000
SP Strategic Partners Focused Growth	4,005,000		185,000	1,613,000	2,207,000
Value	168,729,000		—	—	168,729,000
(a) Accordingly, no capital gain distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforwards.
(b) Approximately $2,842,000 expiring 2003, $43,467,000 expiring in 2007, $59,264,000 expiring in 2008, $80,595,000 expiring in 2009 and $102,013,000 expiring in 2010.

C15

The following Portfolios elected to treat post-October losses incurred in the period November 1, 2002 through December 31, 2002 as having occurred in the current fiscal year:

	Post October Losses
Portfolio	Currency	Capital
Diversified Bond Portfolio	$1,073,000	—
Diversified Conservative Growth Portfolio	115,000	$3,025,000
Equity Portfolio	45,000	23,503,000
Flexible Managed Portfolio	—	34,470,000
Global Portfolio	—	15,562,000
High Yield Bond Portfolio	—	6,416,000
Jennison Portfolio	12,000	41,640,000
Jennison 20/20 Focus Portfolio	—	1,637,000
Small Capitalization Stock Portfolio	—	3,639,000
SP Aggressive Growth Asset Allocation Portfolio	—	3,000
SP AIM Aggressive Growth Portfolio	—	74,000
SP AIM Core Equity Portfolio	—	124,000
SP Alliance Large Cap Growth Portfolio	—	1,229,000
SP Alliance Technology Portfolio	—	179,000
SP Balanced Asset Allocation Portfolio	—	9,600
SP Davis Value Portfolio	—	63,000
SP Deutsche International Equity Portfolio	—	952,000
SP Growth Asset Allocation Portfolio	—	13,000
SP INVESCO Small Company Growth Portfolio	—	119,000
SP Jennison International Growth Portfolio	13,000	2,578,000
SP Large Cap Value Portfolio	—	369,000
SP MFS Capital Opportunities Portfolio	—	2,000
SP Mid-Cap Growth Portfolio	—	103,000
SP PIMCO Total Return Portfolio	854,000	1,095,000
SP Prudential U.S. Emerging Growth Portfolio	—	14,000
SP Small/Mid-Cap Value Portfolio	—	1,028,000
SP Strategic Partners Focused Growth Portfolio	—	93,000
Value Portfolio	—	50,487,000

C16

The United States federal income tax basis and unrealized appreciation (depreciation) of the Series Fund’s investments as of June 30, 2003 were as follows:

Portfolio	Tax Basis	Appreciation	Depreciation	Total Net Unrealized
Conservative Balanced Portfolio	$3,386,040,104	$191,203,325	$(389,334,158)	$(198,130,833)
Diversified Bond Portfolio	1,770,650,651	54,137,833	(5,661,792)	48,476,041
Diversified Conservative Growth Portfolio	176,354,236	11,825,248	(4,112,986)	7,712,262
Equity Portfolio	3,672,649,658	258,153,049	(341,150,295)	(82,997,246)
Flexible Managed Portfolio	3,757,945,161	186,532,097	(164,312,621)	22,219,476
Global Portfolio	591,689,276	58,596,817	(41,726,602)	16,870,215
Government Income Portfolio	657,646,063	19,878,977	(304,315)	19,574,662
High Yield Bond Portfolio	1,459,701,034	100,986,431	(88,401,304)	12,585,127
Jennison Portfolio	1,604,317,994	102,295,491	(101,772,781)	522,710
Jennison 20/20 Focus Portfolio	71,924,070	5,356,247	(3,136,535)	2,219,712
Natural Resources Portfolio	382,904,662	104,217,279	(14,755,957)	89,461,322
Small Capitalization Stock Portfolio	529,177,559	98,923,657	(95,170,492)	3,753,165
SP Aggressive Growth Asset Allocation Portfolio	26,497,638	437,861	(1,402,518)	(964,657)
SP AIM Aggressive Growth Portfolio	13,428,353	1,212,666	(181,459)	1,031,207
SP AIM Core Equity Portfolio	17,614,847	944,636	(883,424)	61,212
SP Alliance Large Cap Growth Portfolio	87,289,957	4,087,396	(4,404,253)	(316,857)
SP Alliance Technology Portfolio	9,528,544	666,788	(281,431)	385,357
SP Balanced Asset Allocation Portfolio	243,556,569	5,164,646	(3,752,232)	1,412,414
SP Conservative Asset Allocation Portfolio	183,259,787	5,114,531	(1,355,273)	3,759,258
SP Davis Value Portfolio	230,698,434	15,851,273	(11,894,189)	3,957,084
SP Deutsche International Equity Portfolio	65,342,380	3,629,091	(2,147,773)	1,481,318
SP Growth Asset Allocation Portfolio	164,255,559	465,815	(1,824,466)	(1,358,651)
SP INVESCO Small Company Growth Portfolio	17,663,184	2,072,172	(490,473)	1,581,699
SP Jennison International Growth Portfolio	92,368,036	7,465,592	(1,614,038)	5,851,554
SP Large Cap Value Portfolio	50,311,572	2,885,017	(2,792,726)	92,291
SP MFS Capital Opportunities Portfolio	12,440,357	833,108	(505,933)	327,175
SP Mid-Cap Growth Portfolio	26,137,110	4,331,092	(344,361)	3,986,731
SP PIMCO High Yield Portfolio	138,464,403	8,913,926	(1,236,257)	7,677,669
SP PIMCO Total Return Portfolio	837,680,738	16,227,268	(4,120,212)	12,107,056
SP Prudential U.S. Emerging Growth Portfolio	75,246,719	13,341,803	(1,143,135)	12,198,668
SP Small/Mid-Cap Value Portfolio	138,600,942	11,588,935	(6,292,658)	5,296,277
SP Strategic Partners Focused Growth Portfolio	25,819,515	755,426	(643,842)	111,584
Stock Index Portfolio	2,322,527,209	707,297,771	(406,167,688)	301,130,083
Value Portfolio	1,292,580,760	99,669,049	(47,220,291)	52,448,758
Zero Coupon Bond 2005 Portfolio	61,780,770	5,556,867	—	5,556,867

The differences between book basis and tax basis of investments are primarily attributable to deferred losses on wash sales and mark to market on passive foreign investments companies.

C17

Note 7:	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of a Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts. As of June 30, 2003, the Equity, Jennison, Jennison 20/20 Focus, SP Jennison International Growth, SP Prudential U.S. Emerging Growth, SP Strategic Partners Focused Growth and Value Portfolios have Class II shares outstanding.

Transactions in shares of common stock of the Equity, Jennison, Jennison 20/20 Focus, SP Jennison International Growth, SP Prudential U.S. Emerging Growth, SP Strategic Partners Focused Growth and Value Portfolios were as follows:

Equity Portfolio:

Class I	Shares	Amount
Six months ended June 30, 2003:
Capital stock sold	2,779,924	$44,677,689
Capital stock issued in reinvestment of dividends and distributions	92,150	1,419,107
Capital stock repurchased	(12,497,696)	(199,033,066)

Net increase (decrease) in shares outstanding	(9,625,622)	$(152,936,270)

Year ended December 31, 2002:
Capital stock sold	9,066,050	$172,609,056
Capital stock issued in reinvestment of dividends and distributions	2,132,831	34,102,714
Capital stock repurchased	(28,676,676)	(508,658,672)

Net increase (decrease) in shares outstanding	(17,477,795)	$(301,946,902)

Class II

Six months ended June 30, 2003:
Capital stock sold	8,770	$146,850
Capital stock repurchased	(5,462)	(89,092)

Net increase (decrease) in shares outstanding	3,308	$57,758

Year ended December 31, 2002:
Capital stock sold	7,765	$139,490
Capital stock issued in reinvestment of dividends and distributions	151	2,409
Capital stock repurchased	(34,521)	(675,949)

Net increase (decrease) in shares outstanding	(26,605)	$(534,050)

C18

Jennison Portfolio:

Class I	Shares	Amount
Six months ended June 30, 2003:
Capital stock sold	6,315,060	$83,892,442
Capital stock repurchased	(9,685,919)	(124,922,242)

Net increase (decrease) in shares outstanding	(3,370,859)	$(41,029,800)

Year ended December 31, 2002:
Capital stock sold	18,502,162	$296,376,121
Capital stock issued in reinvestment of dividends and distributions	275,676	3,653,967
Capital stock repurchased	(28,004,862)	(430,726,656)

Net increase (decrease) in shares outstanding	(9,227,024)	$(130,696,568)

Class II

Six months ended June 30, 2003:
Capital stock sold	1,154,765	$15,436,414
Capital stock repurchased	(717,796)	(9,420,773)

Net increase (decrease) in shares outstanding	436,969	$6,015,641

Year ended December 31, 2002:
Capital stock sold	14,430,223	$231,045,480
Capital stock repurchased	(13,872,483)	(222,104,589)

Net increase (decrease) in shares outstanding	557,740	$8,940,891

Jennison 20/20 Focus Portfolio:

Class I	Shares	Amount
Six months ended June 30, 2003:
Capital stock sold	96,168	$820,641
Capital stock issued in reinvestment of dividends and distributions	15,798	127,802
Capital stock repurchased	(642,581)	(5,263,258)

Net increase (decrease) in shares outstanding	(530,615)	$(4,314,815)

Year ended December 31, 2002:
Capital stock sold	477,599	$4,746,289
Capital stock issued in reinvestment of dividends and distributions	1,519	15,466
Capital stock repurchased	(1,814,255)	(16,565,044)

Net increase (decrease) in shares outstanding	(1,335,137)	$(11,803,289)

Class II

Six months ended June 30, 2003:
Capital stock sold	899,606	$7,602,186
Capital stock repurchased	(54,057)	(452,662)

Net increase (decrease) in shares outstanding	845,549	$7,149,524

Year ended December 31, 2002:
Capital stock sold	784,480	$6,950,275
Capital stock repurchased	(70,611)	(590,963)

Net increase (decrease) in shares outstanding	713,869	$6,359,312

C19

SP Jennison International Growth Portfolio:

Class I	Shares	Amount
Six months ended June 30, 2003:
Capital stock sold	13,423,178	$57,686,181
Capital stock repurchased	(10,362,121)	(44,556,860)

Net increase (decrease) in shares outstanding	3,061,057	$13,129,321

Year ended December 31, 2002:
Capital stock sold	37,549,642	$176,068,778
Capital stock repurchased	(32,932,112)	(154,654,000)

Net increase (decrease) in shares outstanding	4,617,530	$21,414,778

Class II
Six months ended June 30, 2003:
Capital stock sold	17,121,758	$73,793,919
Capital stock repurchased	(14,127,201)	(60,997,361)

Net increase (decrease) in shares outstanding	2,994,557	$12,796,558

Year ended December 31, 2002:
Capital stock sold	60,413,048	$283,561,226
Capital stock repurchased	(57,515,532)	(271,312,534)

Net increase (decrease) in shares outstanding	2,897,516	$12,248,692

SP Prudential U.S. Emerging Growth Portfolio:

Class I	Shares	Amount
Six months ended June 30, 2003:
Capital stock sold	6,925,480	$35,737,547
Capital stock repurchased	(2,495,427)	(12,685,157)

Net increase (decrease) in shares outstanding	4,430,053	$23,052,390

Year ended December 31, 2002:
Capital stock sold	8,238,632	$43,716,806
Capital stock repurchased	(1,860,332)	(9,356,549)

Net increase (decrease) in shares outstanding	6,378,300	$34,360,257

Class II
Six months ended June 30, 2003:
Capital stock sold	930	$4,934
Capital stock repurchased	(1,055)	(5,152)

Net increase (decrease) in shares outstanding	(125)	$(218)

Year ended December 31, 2002:
Capital stock sold	35,521	$223,346
Capital stock repurchased	(11,448)	(55,387)

Net increase (decrease) in shares outstanding	24,073	$167,959

C20

SP Strategic Partners Focused Growth Portfolio:

Class I	Shares	Amount
Six months ended June 30, 2003:
Capital stock sold	933,220	$4,952,550
Capital stock repurchased	(295,396)	(1,533,739)

Net increase (decrease) in shares outstanding	637,824	$3,418,811

Year ended December 31, 2002:
Capital stock sold	1,856,394	$10,438,074
Capital stock repurchased	(855,168)	(4,534,983)

Net increase (decrease) in shares outstanding	1,001,226	$5,903,091

Class II	Shares	Amount
Six months ended June 30, 2003:
Capital stock sold	959,544	$4,862,096
Capital stock repurchased	(426,267)	(2,192,896)

Net increase (decrease) in shares outstanding	533,277	$2,669,200

Year ended December 31, 2002:
Capital stock sold	1,308,807	$7,157,118
Capital stock repurchased	(285,104)	(1,602,328)

Net increase (decrease) in shares outstanding	1,023,703	$5,554,790

Value Portfolio:

Class I	Shares	Amount
Six months ended June 30, 2003:
Capital stock sold	2,968,146	$41,395,800
Capital stock issued in reinvestment of dividends and distributions	63,294	834,849
Capital stock repurchased	(8,491,065)	(117,348,158)

Net increase (decrease) in shares outstanding	(5,459,625)	$(75,117,509)

Year ended December 31, 2002:
Capital stock sold	11,903,821	$189,262,633
Capital stock issued in reinvestment of dividends and distributions	1,470,760	20,321,246
Capital stock repurchased	(23,222,677)	(358,924,662)

Net increase (decrease) in shares outstanding	(9,848,096)	$(149,340,783)

Class II
Six months ended June 30, 2003:
Capital stock sold	62,252	$862,935
Capital stock repurchased	(13,045)	(178,943)

Net increase (decrease) in shares outstanding	49,207	$683,992

Year ended December 31, 2002:
Capital stock sold	89,982	$1,403,789
Capital stock issued in reinvestment of dividends and distributions	1,430	19,706
Capital stock repurchased	(40,697)	(573,109)

Net increase (decrease) in shares outstanding	50,715	$850,386

C21

Note 8:	Borrowings

The Series Fund (excluding the Money Market Portfolio), along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The SCA provides for a commitment of $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings will be at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The purpose of the SCA is to serve as an alternate source of funding for capital share redemptions. The expiration date of the SCA was May 2, 2003. On May 2, 2003, the SCA was renewed under the same terms and conditions (“May 2003 renewal”). The expiration date of the May 2003 renewal is April 30, 2004.

The following Portfolios utilized the line of credit during the six months ended June 30, 2003. The average balance outstanding is for the number of days the Portfolio had an outstanding balance.

Portfolio	Average Balance Outstanding	Number of Days Outstanding	Weighted Average Interest Rate
Equity Portfolio	$1,143,000	12	1.79%
Jennison Portfolio	971,000	7	1.77
Jennison 20/20 Focus Portfolio	180,300	6	1.76
Small Capitalization Stock Portfolio	1,101,500	8	1.77
SP Alliance Large Cap Growth Portfolio	140,900	1	1.81
SP Large Cap Value Portfolio	303,000	1	1.81

C22

Financial Highlights

(Unaudited)

	Diversified Bond Portfolio
	Six Months Ended June 30, 2003		Year Ended December 31,
			2002	2001	2000	1999	1998
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.82		$11.36	$11.28	$10.95	$11.06	$11.02

Income From Investment Operations:
Net investment income	0.23		0.57	0.67	0.77	0.67	0.69
Net realized and unrealized gains (losses) on investments	0.41		0.17	0.12	0.26	(0.75)	0.08

Total from investment operations	0.64		0.74	0.79	1.03	(0.08)	0.77

Less Distributions:
Dividends from net investment income	(0.22)		(1.27)	(0.71)	(0.70)	—	(0.69)
Distributions from net realized gains	—		—	—	— (b)	(0.03)	(0.04)
Tax return of capital distributions	—		(0.01)	—	—	—	—

Total distributions	(0.22)		(1.28)	(0.71)	(0.70)	(0.03)	(0.73)

Net Asset Value, end of period	$11.24		$10.82	$11.36	$11.28	$10.95	$11.06

Total Investment Return(a)	5.98%		7.07%	6.98%	9.72%	(0.74)%	7.15%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,407.7		$1,370.3	$1,400.7	$1,269.8	$1,253.8	$1,122.6
Ratios to average net assets:
Expenses	0.44	%(c)	0.44%	0.44%	0.45%	0.43%	0.42%
Net investment income	4.19	%(c)	5.25%	6.35%	6.83%	6.25%	6.40%
Portfolio turnover rate	369	%(d)	595%	257%	139%	171%	199%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b)	Less than $0.005 per share.

(c)	Annualized.

(d)	Not annualized.

	Diversified Conservative Growth Portfolio
	Six Months Ended June 30, 2003		Year Ended December 31,			May 3, 1999(a) through December 31, 1999
			2002	2001	2000
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.17		$9.89	$10.16	$10.37	$10.00

Income From Investment Operations:
Net investment income	0.18		0.38	0.42	0.46	0.22
Net realized and unrealized gains (losses) on investments	0.74		(1.08)	(0.28)	(0.09)	0.39

Total from investment operations	0.92		(0.7)	0.14	0.37	0.61

Less Distributions:
Dividends from net investment income	(0.44)		(0.02)	(0.41)	(0.46)	(0.22)
Distributions in excess of net investment income	—		—	—	(0.01)	(0.02)
Distributions from net realized gains	—		—	—	(0.09)	—
Distributions in excess of net realized gains	—		—	—	(0.02)	—

Total distributions	(0.44)		(0.02)	(0.41)	(0.58)	(0.24)

Net Asset Value, end of period	$9.65		$9.17	$9.89	$10.16	$10.37

Total Investment Return(b)	10.46%		(7.10)%	1.51%	3.79%	6.10%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$159.4		$157.1	$204.1	$204.8	$115.8
Ratios to average net assets:
Expenses	0.95	%(c)	0.92%	0.94%	0.93%	1.05	%(c)
Net investment income	3.29	%(c)	3.63%	4.17%	4.71%	3.74	%(c)
Portfolio turnover	129	%(d)	271%	315%	319%	107	%(d)

(a)	Commencement of investment operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D1

Financial Highlights

(Unaudited)

	Equity Portfolio
	Class I
	Six Months Ended June 30, 2003		Year Ended December 31,
			2002	2001	2000	1999	1998
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.75		$20.49	$24.50	$28.90	$29.64	$31.07

Income From Investment Operations:
Net investment income	0.09		0.17	0.18	0.51	0.54	0.60
Net realized and unrealized gains (losses) on investments	1.82		(4.75)	(2.83)	0.26	3.02	2.21

Total from investment operations	1.91		(4.58)	(2.65)	0.77	3.56	2.81

Less Distributions:
Dividends from net investment income	(0.01)		(0.16)	(0.18)	(0.51)	(0.53)	(0.60)
Distributions in excess of net investment income	—		—	—	(0.02)	—	—
Distributions from net realized gains	—		—	(1.18)	(4.64)	(3.77)	(3.64)

Total distributions	(0.01)		(0.16)	(1.36)	(5.17)	(4.30)	(4.24)

Net Asset Value, end of period	$17.65		$15.75	$20.49	$24.50	$28.90	$29.64

Total Investment Return(a)	12.11%		(22.34)%	(11.18)%	3.28%	12.49%	9.34%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,497.8		$3,273.6	$4,615.9	$5,652.7	$6,235.0	$6,247.0
Ratios to average net assets:
Expenses	0.48	%(b)	0.48%	0.49%	0.49%	0.47%	0.47%
Net investment income	1.10	%(b)	0.88%	0.84%	1.75%	1.72%	1.81%
Portfolio turnover rate	29	%(c)	54%	153%	78%	9%	25%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

	Equity Portfolio
	Class II
	Six Months Ended June 30, 2003		Year Ended December 31,			May 3, 1999(d) through December 31, 1999
			2002	2001	2000
Per Share Operating Performance:
Net asset value, beginning of period	$15.76		$20.49	$24.51	$28.92	$32.79

Income From Investment Operations:
Net investment income	0.05		0.09	0.09	0.39	0.28
Net realized and unrealized gains (losses) on investments	1.82		(4.72)	(2.83)	0.26	(0.60)

Total from investment operations	1.87		(4.63)	(2.74)	0.65	(0.32)

Less distributions:
Dividends from net investment income	—		(0.10)	(0.10)	(0.40)	(0.34)
Distributions in excess of net investment income	—		—	—	(0.02)	—
Distributions from net realized gains	—		—	(1.18)	(4.64)	(3.21)

Total distributions	—		(0.10)	(1.28)	(5.06)	(3.55)

Net Asset Value, end of period	$17.63		$15.76	$20.49	$24.51	$28.92

Total Investment Return(a)	11.87%		(22.62)%	(11.57)%	2.83%	(0.68)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$0.5		$0.4	$1.1	$1.8	$0.3
Ratios to average net assets:
Expenses	0.88	%(b)	0.88%	0.89%	0.91%	0.87	%(b)
Net investment income	0.69	%(b)	0.46%	0.45%	1.26%	1.33	%(b)
Portfolio turnover rate	29	%(c)	54%	153%	78%	9	%(c)

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not Annualized.

(d)	Commencement of offering of Class II shares.

SEE NOTES TO FINANCIAL STATEMENTS.

D2

Financial Highlights

(Unaudited)

	Global Portfolio
	Six Months Ended June 30, 2003		Year Ended December 31,
			2002	2001	2000	1999	1998
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.35		$15.29	$23.61	$30.98	$21.16	$17.92

Income From Investment Operations:
Net investment income	0.08		0.07	0.09	0.07	0.06	0.07
Net realized and unrealized gains (losses) on investments	1.58		(3.87)	(3.58)	(5.30)	10.04	4.38

Total from investment operations	1.66		(3.80)	(3.49)	(5.23)	10.10	4.45

Less Distributions:
Dividends from net investment income	(0.05)		(0.14)	(0.06)	(0.07)	—	(0.16)
Distributions in excess of net investment income	—		—	—	(0.13)	(0.10)	(0.12)
Distributions from net realized gains	—		—	(4.77)	(1.94)	(0.18)	(0.93)

Total distributions	(0.05)		(0.14)	(4.83)	(2.14)	(0.28)	(1.21)

Net Asset Value, end of period	$12.96		$11.35	$15.29	$23.61	$30.98	$21.16

Total Investment Return(a)	14.76%		(25.14)%	(17.64)%	(17.68)%	48.27%	25.08%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$571.4		$514.9	$885.0	$1,182.1	$1,298.3	$844.5
Ratios to average net assets:
Expenses	0.86	%(b)	0.82%	0.84%	0.85%	0.84%	0.86%
Net investment income	1.40	%(b)	0.47%	0.58%	0.25%	0.21%	0.29%
Portfolio turnover rate	39	%(c)	75%	67%	95%	76%	73%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

	High Yield Bond Portfolio
	Six Months Ended June 30, 2003		Year Ended December 31,
			2002	2001	2000	1999	1998
Per Share Operating Performance:
Net Asset Value, beginning of period	$4.59		$5.40	$6.14	$7.52	$7.21	$8.14

Income From Investment Operations:
Net investment income	0.21		0.29	0.58	0.74	0.79	0.77
Net realized and unrealized gains (losses) on investments	0.49		(0.21)	(0.62)	(1.30)	(0.46)	(0.94)

Total from investment operations	0.70		0.08	(0.04)	(0.56)	0.33	(0.17)

Less Distributions:
Dividends from net investment income	(0.22)		(0.89)	(0.70)	(0.82)	(0.02)	(0.76)

Net Asset Value, end of period	$5.07		$4.59	$5.40	$6.14	$7.52	$7.21

Total Investment Return(a)	15.27%		1.50%	(0.44)%	(7.91)%	4.61%	(2.36)%
Ratios/Supplement Data:
Net assets, end of period (in millions)	$1,288.4		$1,128.6	$655.8	$661.3	$802.2	$789.3
Ratios to average net assets:
Expenses	0.59	%(b)	0.58%	0.60%	0.60%	0.60%	0.58%
Net investment income	8.64	%(b)	9.36%	10.93%	10.47%	10.48%	10.31%
Portfolio turnover rate	37	%(c)	77%	84%	76%	58%	63%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D3

Financial Highlights

(Unaudited)

	Jennison Portfolio
	Class I
	Six Months Ended June 30, 2003		Year Ended December 31,
			2002	2001	2000	1999	1998
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.79		$18.57	$22.97	$32.39	$23.91	$17.73

Income From Investment Operations:
Net investment income	0.03		0.03	0.04	0.01	0.05	0.04
Net realized and unrealized gains (losses) on investments	1.54		(5.78)	(4.22)	(5.61)	9.88	6.56

Total from investment operations	1.57		(5.75)	(4.18)	(5.60)	9.93	6.60

Less Distributions:
Dividends from net investment income	—		(0.03)	(0.03)	— (b)	(0.05)	(0.04)
Distributions from net realized gains	—		—	(0.19)	(3.82)	(1.40)	(0.38)

Total distributions	—		(0.03)	(0.22)	(3.82)	(1.45)	(0.42)

Net Asset Value, end of period	$14.36		$12.79	$18.57	$22.97	$32.39	$23.91

Total Investment Return(a)	12.28%		(30.95)%	(18.25)%	(17.38)%	41.76%	37.46%
Ratios/Supplement Data:
Net assets, end of period (in millions)	$1,510.2		$1,388.8	$2,186.9	$2,892.7	$2,770.7	$1,198.7
Ratios to average net assets:
Expenses	0.64	%(c)	0.61%	0.64%	0.64%	0.63%	0.63%
Net investment income	0.53	%(c)	0.21%	0.18%	0.02%	0.17%	0.20%
Portfolio turnover rate	29	%(d)	74%	86%	89%	58%	54%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b)	Less than $0.005 per share.

(c)	Annualized.

(d)	Not annualized.

	Jennison Portfolio
	Class II
	Six Months Ended June 30, 2003		Year Ended December 31,		February 10, 2000(e) through December 31, 2000
			2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.70		$18.45	$22.88	$34.25

Income From Investment Operations:
Net investment income (loss)	0.01		(0.02)	0.01	(0.03)
Net realized and unrealized gains (losses) on investments	1.51		(5.73)	(4.25)	(7.54)

Total from investment operations	1.52		(5.75)	(4.24)	(7.57)

Less Distributions:
Dividends from net investment income	—		—	— (d)	—	(d)
Distributions from net realized gains	—		—	(0.19)	(3.80)

Total distributions	—		—	(0.19)	(3.80)

Net Asset Value, end of period	$14.22		$12.70	$18.45	$22.88

Total Investment Return(a)	11.97%		(31.17)%	(18.60)%	(22.19)%
Ratios/Supplement Data:
Net assets, end of period (in millions)	$60.1		$48.1	$59.6	$13.3
Ratios to average net assets:
Expenses	1.04	%(b)	1.01%	1.04%	1.04	%(b)
Net investment income (loss)	0.12	%(b)	(0.19)%	(0.19)%	(0.39	)%(b)
Portfolio turnover rate	29	%(c)	74%	86%	89	%(c)

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

(d)	Less than $0.005 per share.

(e)	Commencement of offering of Class II Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

D4

Financial Highlights

(Unaudited)

	Jennison 20/20 Focus Portfolio
	Class I
	Six Months Ended June 30, 2003		Year Ended December 31,			May 3, 1999(a) through December 31, 1999
			2002	2001	2000
Per Share Operating Performance:
Net Asset Value, beginning of period	$8.28		$10.65	$10.99	$11.88	$10.00

Income From Investment Operations:
Net investment income	0.01		0.02	0.05	0.05	0.02
Net realized and unrealized gains (losses) on investments	0.79		(2.39)	(0.15)	(0.71)	1.88

Total from investment operations	0.80		(2.37)	(0.10)	(0.66)	1.90

Less Distributions:
Dividends from net investment income	(0.02)		— (d)	(0.05)	(0.05)	(0.02)
Distributions from net realized gains	—		—	(0.19)	(0.18)	—	(d)

Total distributions	(0.02)		—	(0.24)	(0.23)	(0.02)

Net Asset Value, end of period	$9.06		$8.28	$10.65	$10.99	$11.88

Total Investment Retun(b):	9.69%		(22.24)%	(1.01)%	(5.41)%	18.95%
Ratios Supplemental Data:
Net assets, end of period (in millions)	$57.7		$57.2	$87.8	$95.8	$65.0
Ratios to average net assets:
Expenses	0.97	%(c)	0.97%	0.93%	0.88%	1.09	%(c)
Net investment income	0.18	%(c)	0.19%	0.46%	0.45%	0.33	%(c)
Portfolio turnover rate	43	%(e)	75%	131%	163%	64	%(e)

(a)	Commencement of offering of Class I shares.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Less than $0.005 per share.

(e)	Not annualized.

	Jennison 20/20 Focus Portfolio
	Class II
	Six Months Ended June 30, 2003		Year Ended December 31,		February 15, 2000(a) through December 31, 2000
			2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$8.23		$10.63	$10.99	$11.36

Income From Investment Operations:
Net investment income	—	(d)	— (d)	0.02	0.01
Net realized and unrealized gains (losses) on investments	0.77		(2.40)	(0.15)	(0.19)

Total from investment operations	0.77		(2.40)	(0.13)	(0.18)

Less Distributions:
Dividends from net investment income	—		—	(0.04)	(0.01)
Distributions from net realized gains	—		—	(0.19)	(0.18)

Total distributions	—		—	(0.23)	(0.19)

Net Asset Value, end of period	$9.00		$8.23	$10.63	$10.99

Total Investment Retun(b):	9.48%		(22.58)%	(1.30)%	(1.53)%
Ratios Supplemental Data:
Net assets, end of period (in millions)	$15.8		$7.5	$2.0	$0.7
Ratios to average net assets:
Expenses	1.38	%(c)	1.37%	1.33%	1.28	%(c)
Net investment income (loss)	(0.19	)%(c)	(0.21)%	0.06%	0.10	%(c)
Portfolio turnover rate	43	%(e)	75%	131%	163	%(e)

(a)	Commencement of offering of Class II shares.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Less than $0.005 per share.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D5

Financial Highlights

(Unaudited)

	Money Market Portfolio
	Six Months Ended June 30, 2003		Year Ended December 31,
			2002	2001	2000	1999	1998
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.00		$10.00	$10.00	$10.00	$10.00	$10.00

Income From Investment Operations:
Net investment income and realized and unrealized gains	0.05		0.15	0.41	0.60	0.49	0.52
Dividend and distributions	(0.05)		(0.15)	(0.41)	(0.60)	(0.49)	(0.52)

Net Asset Value, end of period	$10.00		$10.00	$10.00	$10.00	$10.00	$10.00

Total Investment Return(a)	0.46%		1.52%	4.22%	6.20%	4.97%	5.39%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,273.8		$1,366.6	$1,501.9	$1,238.2	$1,335.5	$920.2
Ratios to average net assets:
Expenses	0.43	%(b)	0.43%	0.43%	0.44%	0.42%	0.41%
Net investment income	0.93	%(b)	1.52%	3.86%	6.03%	4.90%	5.20%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b)	Annualized.

	Small Capitalization Stock Portfolio
	Six Months Ended June 30, 2003		Year Ended December 31,
			2002	2001	2000	1999	1998
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.91		$15.48	$17.11	$16.25	$14.71	$15.93

Income From Investment Operations:
Net investment income	0.03		0.06	0.06	0.07	0.10	0.09
Net realized and unrealized gains (losses) on investments	1.59		(2.31)	0.67	1.81	1.71	(0.25)

Total from investment operations	1.62		(2.25)	0.73	1.88	1.81	(0.16)

Less Distributions:
Dividends from net investment income	—	(b)	(0.13)	(0.08)	(0.08)	—	(0.09)
Distributions from net realized gains	(0.09)		(0.19)	(2.28)	(0.94)	(0.27)	(0.97)

Total distributions	(0.09)		(0.32)	(2.36)	(1.02)	(0.27)	(1.06)

Net Asset Value, end of period	$14.44		$12.91	$15.48	$17.11	$16.25	$14.71

Total Investment Return(a)	12.75%		(14.92)%	5.53%	12.81%	12.68%	(0.76)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$498.9		$467.4	$611.1	$568.3	$437.5	$360.4
Ratios to average net assets:
Expenses	0.48	%(c)	0.46%	0.48%	0.48%	0.45%	0.47%
Net investment income	0.50	%(c)	0.40%	0.52%	0.59%	0.70%	0.57%
Portfolio turnover rate	7	%(d)	17%	23%	29%	31%	26%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b)	Less than $0.005 per share.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D6

Financial Highlights

(Unaudited)

	SP Aggressive Growth Asset Allocation Portfolio
	Six Months Ended June 30, 2003		Year Ended December 31,		September 22, 2000(a) through December 31, 2000
			2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$5.90		$7.58	$9.33	$10.00

Income From Investment Operations:
Net investment income	0.01		— (e)	0.02	0.01
Net realized and unrealized gains (losses) on investments	0.69		(1.68)	(1.69)	(0.67)

Total from investment operations	0.70		(1.68)	(1.67)	(0.66)

Less Distributions:
Dividends from net investment income	—	(e)	—	(0.02)	(0.01)
Distributions from net realized gains	—		—	(0.06)	—

Total distributions	—		—	(0.08)	(0.01)

Net Asset Value, end of period	$6.60		$5.90	$7.58	$9.33

Total Investment Return(b)	11.91%		(22.16)%	(17.92)%	(6.65)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$25.5		$15.1	$7.5	$2.1
Ratios to average net assets:
Expenses	0.05	%(c)	0.05%	0.05%	0.05	%(c)
Net investment income	0.47	%(c)	0.06%	0.39%	0.36	%(c)
Portfolio turnover rate	20	%(d)	26%	62%	6	%(d)

(a)	Commencement of operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Less than $0.005 per share.

	SP Alliance Technology Portfolio
	Six Months Ended June 30, 2003		Year Ended December 31,		September 22, 2000(a) through December 31, 2000
			2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$3.35		$5.71	$7.62	$10.00

Income From Investment Operations:
Net investment income (loss)	(0.02)		(0.04)	(0.03)	0.01
Net realized and unrealized gains (losses) on investments	0.59		(2.32)	(1.88)	(2.38)

Total from investment operations	0.57		(2.36)	(1.91)	(2.37)

Less Distributions:
Dividends from net investment income	—		—	—	(0.01)
Distributions in excess of net investment income	—		—	—	—	(c)

Total distributions	—		—	—	(0.01)

Net Asset Value, end of period	$3.92		$3.35	$5.71	$7.62

Total Investment Return(b)	17.01%		(41.33)%	(25.07)%	(23.71)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$9.8		$6.5	$7.7	$6.1
Ratios to average net assets:(f)
Expenses	1.30	%(d)	1.30%	1.30%	1.30	%(d)
Net investment income (loss)	(1.02	)%(d)	(1.10)%	(0.69)%	0.37	%(d)
Portfolio turnover rate	50	%(e)	81%	47%	23	%(e)

(a)	Commencement of operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Less than $0.005 per share.

(d)	Annualized.

(e)	Not annualized.

(f)	Net of expense subsidy. If the manager had not subsidized expenses, the annual expense and net investment income (loss) ratios would have been 2.92% and (2.64)%, respectively, for the six months ended June 30, 2003, 3.00% and (2.81)%, respectively, for the year ended December 31, 2002, 3.16% and (2.53)%, respectively, for the year ended December 31, 2001 and 4.66% and (2.99)%, respectively, for the period ended December 31, 2000.

SEE NOTES TO FINANCIAL STATEMENTS.

D7

Financial Highlights

(Unaudited)

	SP Balanced Asset Allocation Portfolio
	Six Months Ended June 30, 2003		Year Ended December 31,		September 22, 2000(a) through December 31, 2000
			2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.96		$9.02	$9.80	$10.00

Income from Investment Operations:
Net investment income	0.07		0.11	0.14	0.06
Net realized and unrealized gain (loss) on investments	0.77		(1.16)	(0.73)	(0.20)

Total from investment operations	0.84		(1.05)	(0.59)	(0.14)

Less Distributions:
Dividends from net investment income	(0.10)		—	(0.14)	(0.06)
Distributions from net realized gains	—		(0.01)	(0.05)	—

Total distributions	(0.10)		(0.01)	(0.19)	(0.06)

Net asset value, end of period	$8.70		$7.96	$9.02	$9.80

Total Investment Return(b)	10.66%		(11.67)%	(5.99)%	(1.42)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$245.0		$147.3	$66.1	$3.7
Ratios to average net assets:
Expenses	0.05	%(c)	0.05%	0.05%	0.05	%(c)
Net investment income	2.82	%(c)	1.96%	3.26%	4.89	%(c)
Portfolio turnover rate	10	%(d)	22%	35%	4	%(d)

(a)	Commencement of operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Not annualized.

	SP Conservative Asset Allocation Portfolio
	Six Months Ended June 30, 2003		Year Ended December 31,		September 22, 2000(a) through December 31, 2000
			2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.16		$9.77	$10.00	$10.00

Income From Investment Operations:
Net investment income	0.13		0.16	0.21	0.08
Net realized and unrealized gains (losses) on investments	0.73		(0.73)	(0.24)	—	(c)

Total from investment operations	0.86		(0.57)	(0.03)	0.08

Less Distributions:
Dividends from net investment income	(0.15)		(0.03)	(0.16)	(0.08)
Distributions from net realized gains	(0.01)		(0.01)	(0.04)	—	(c)

Total distributions	(0.16)		(0.04)	(0.20)	(0.08)

Net Asset Value, end of period	$9.86		$9.16	$9.77	$10.00

Total Investment Return(b)	9.60%		(5.88)%	(0.23)%	0.84%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$187.0		$117.5	$47.9	$1.9
Ratios to average net assets:
Expenses	0.05	%(d)	0.05%	0.05%	0.05	%(d)
Net investment income	3.96	%(d)	2.79%	4.76%	8.07	%(d)
Portfolio turnover rate	20	%(e)	25%	29%	4	%(e)

(a)	Commencement of operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Less than $0.005 per share.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D8

Financial Highlights

(Unaudited)

	SP Growth Asset Allocation Portfolio
	Six Months Ended June 30, 2003		Year Ended December 31,		September 22, 2000(a) through December 31, 2000
			2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$6.84		$8.27	$9.52	$10.00

Income from Investment Operations:
Net investment income	0.04		0.06	0.09	0.03
Net realized and unrealized losses on investments	0.74		(1.49)	(1.21)	(0.49)

Total from investment operations	0.78		(1.43)	(1.12)	(0.46)

Less Distributions:
Dividends from net investment income	(0.05)		—	(0.08)	(0.02)
Distributions from net realized gains	—		— (e)	(0.05)	—

Total distributions	(0.05)		—	(0.13)	(0.02)

Net Asset Value, end of period	$7.57		$6.84	$8.27	$9.52

Total Investment Return(b)	11.48%		(17.26)%	(11.77)%	(4.56)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$162.9		$96.4	$46.8	$3.9
Ratios to average net assets:
Expenses	0.05	%(c)	0.05%	0.05%	0.05	%(c)
Net investment income	1.71	%(c)	1.12%	1.71%	2.95	%(c)
Portfolio turnover rate	18	%(d)	24%	43%	39	%(d)

(a)	Commencement of operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns of less than one full year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Less than $0.005 per share.

	SP INVESCO Small Company Growth Portfolio
	Six Months Ended June 30, 2003		Year Ended December 31,		September 22, 2000(a) through December 31, 2000
			2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$4.84		$6.94	$8.38	$10.00

Income From Investment Operations:
Net investment loss	(0.02)		(0.03)	(0.02)	—	(f)
Net realized and unrealized gains (losses) on investments	0.68		(2.07)	(1.42)	(1.62)

Total from investment operations	0.66		(2.10)	(1.44)	(1.62)

Net Asset Value, end of period	$5.50		$4.84	$6.94	$8.38

Total Investment Return(b)	13.64%		(30.26)%	(17.18)%	(16.20)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$18.8		$12.5	$8.4	$5.5
Ratios to average net assets:(d)
Expenses	1.15	%(c)	1.15%	1.15%	1.15	%(c)
Net investment loss	(0.86	)%(c)	(0.73)%	(0.28)%	(0.10	)%(c)
Portfolio turnover rate	53	%(e)	109%	83%	29	%(e)

(a)	Commencement of operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Net of expense subsidy. If the manager had not subsidized expenses, the annual expense and net investment loss ratios would have been 2.02% and (1.73)%, respectively, for the six months ended June 30, 2003, 2.30% and (1.89)%, respectively, for the year ended December 31, 2002, 2.84% and (1.97)%, respectively, for the year ended December 31, 2001 and 4.00% and (2.95)% respectively, for the period ended December 31, 2000.

(e)	Not annualized.

(f)	Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS.

D9

Financial Highlights

(Unaudited)

	SP Jennison International Growth Portfolio
	Class I
	Six Months Ended June 30, 2003		Year Ended December 31,				September 22, 2000(a) through December 31, 2000
			2002		2001(f)
Per Share Operating Performance:
Net Asset Value, beginning of period	$4.22		$5.45		$8.50		$10.00

Income From Investment Operations:
Net investment income	0.03		0.01		0.02		0.01
Net realized and unrealized gains (losses) on investments	0.48		(1.24)		(3.05)		(1.51)

Total from investment operations	0.51		(1.23)		(3.03)		(1.50)

Less Distributions:
Tax return of capital distributions	—		—		(0.02)		—

Net Asset Value, end of period	$4.73		$4.22		$5.45		$8.50

Total Investment Return(b)	12.09%		(22.57)%		(35.64)%		(15.00)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$53.6		$34.9		$19.9		$7.6
Ratios to average net assets(d)
Expenses	1.22	%(c)	1.24%		1.24%		1.24	%(c)
Net investment income	1.54	%(c)	0.26	%(g)	0.31	%(g)	0.51	%(c)
Portfolio turnover rate	115	%(e)	108%		86%		12	%(e)

(a)	Commencement of offering of Class I shares.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Net of expense subsidy. If the manager had not subsidized expenses, the annual expense and net investment income (loss) ratios would have been 1.40% and 0.10%, respectively, for the year ended December 31, 2002, 1.86% and (0.30)%, respectively, for the year ended December 31, 2001 and 3.44% and (1.69)%, respectively, for the period ended December 31, 2000.

(e)	Not annualized.

(f)	Calculated based upon weighted average shares outstanding during the year.

(g)	Includes custody fee credits of 0.02% and 0.12% for the year ended December 31, 2002 and the year ended December 31, 2001, respectively. If the Portfolio had not earned custodian fee credits, the annual net investment income (loss) would have been 0.24% and 0.19%, respectively for the year ended December 31, 2002 and the year ended December 31, 2001.

SEE NOTES TO FINANCIAL STATEMENTS.

D10

Financial Highlights

(Unaudited)

	SP Jennison International Growth Portfolio
	Class II
	Six Months Ended June 30, 2003		Year Ended December 31,				October 4, 2000(a) through December 31, 2000
			2002		2001(g)
Per Share Operating Performance:
Net Asset Value, beginning of period	$4.19		$5.43		$8.48		$9.79

Income From Investment Operations:
Net investment income (loss)	0.02		—	(f)	—	(f)	—	(f)
Net realized and unrealized gains (losses) on investments	0.48		(1.24)		(3.04)		(1.31)

Total from investment operations	0.50		(1.24)		(3.04)		(1.31)

Less Distributions:
Tax return of capital distributions	—		—		(0.01)		—

Net Asset Value, end of period	$4.69		$4.19		$5.43		$8.48

Total Investment Return(b)	11.93%		(22.84)%		(35.92)%		(13.28)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$40.5		$23.6		$14.9		$2.7
Ratios to average net assets:(d)
Expenses	1.61	%(c)	1.64%		1.64%		1.64	%(c)
Net investment income (loss)	1.14	%(c)	(0.11	)%(h)	(0.03	)%(h)	—	%(c)
Portfolio turnover rate	115	%(e)	108%		86%		132	%(e)

(a)	Commencement of offering of Class II shares.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Net of expense subsidy. If the manager had not subsidized expenses, the annual expense and net investment income (loss) ratios would have been 1.80% and (0.26)%, respectively, for the year ended December 31, 2002 and 2.26% and (0.66)%, respectively, for the year ended December 31, 2001 and 3.84% and (2.20)%, respectively, for the period ended December 31, 2000.

(e)	Not annualized.

(f)	Less than $0.005 per share.

(g)	Calculated based upon weighted average shares outstanding during the year.

(h)	Includes custody fee credits of 0.02% and 0.13% for the year ended December 31, 2002 and the year ended December 31, 2001, respectively. If the Portfolio had not earned custodian fee credits, the annual net investment income (loss) would have been (0.13)% and (0.16)%, respectively for the year ended December 31, 2002 and the year ended December 31, 2001.

SEE NOTES TO FINANCIAL STATEMENTS.

D11

Financial Highlights

(Unaudited)

	SP Large Cap Value Portfolio
	Six Months Ended June 30, 2003		Year Ended December 31,		September 22, 2000(a) through December 31, 2000
			2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.81		$9.44	$10.44	$10.00

Income From Investment Operations:
Net investment income	0.05		0.08	0.09	0.04
Net realized and unrealized gains (losses) on investments	0.68		(1.62)	(0.99)	0.44

Total from investment operations	0.73		(1.54)	(0.90)	0.48

Less Distributions:
Dividends from net investment income	—		(0.09)	(0.10)	(0.04)
Distributions in excess of net investment income	—		—	—	—	(e)
Tax Return of Capital	—		— (e)	—	—

Total distributions	—		(0.09)	(0.10)	(0.04)

Net Asset Value, end of period	$8.54		$7.81	$9.44	$10.44

Total Investment Return(b)	9.35%		(16.37)%	(8.65)%	4.82%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$50.4		$38.3	$23.7	$3.9
Ratios to average net assets:(d)
Expenses	0.90	%(c)	0.90%	0.90%	0.90	%(c)
Net investment income	1.33	%(c)	1.22%	1.18%	1.60	%(c)
Portfolio turnover rate	31	%(f)	96%	61%	13	%(f)

(a)	Commencement of operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Net of expense subsidy. If the manager had not subsidized expenses, the annual expense and net investment income (loss) ratios would have been 1.18% and 1.05%, respectively, for the six months ended June 30, 2003 and 1.31% and 0.81%, respectively, for the year ended December 31, 2002, 1.98% and 0.10%, respectively, for the year ended December 31, 2001 and 5.47% and (2.97)%, respectively, for the period ended December 31, 2000.

(e)	Less than $0.005 per share.

(f)	Not annualized.

	SP MFS Capital Opportunities Portfolio
	Six Months Ended June 30, 2003		Year Ended December 31,			September 22, 2000(a) through December 31, 2000
			2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$5.00		$7.01	$9.15		$10.00

Income From Investment Operations:
Net investment income	0.01		0.01	—	(f)	0.01
Net realized and unrealized gain (loss) on investments	0.65		(2.02)	(2.13)		(0.85)

Total from investment operations	0.66		(2.01)	(2.13)		(0.84)

Less Distributions:
Dividends from net investment income	(0.01)		—	(0.01)		(0.01)

Net Asset Value, end of period	$5.65		$5.00	$7.01		$9.15

Total Return(b)	13.18%		(28.67)%	(23.28)%		(8.39)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$12.5		$9.3	$8.2		$4.3
Ratios to average net assets:(d)
Expenses	1.00	%(c)	1.00%	1.00%		1.00	%(c)
Net investment income	0.32	%(c)	0.16%	(—	)%(g)	0.40	%(c)
Portfolio turnover rate	34	%(e)	143%	99%		25	%(e)

(a)	Commencement of operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Net of expense subsidy. If the manager had not subsidized expenses, the annual expense and net investment income (loss) ratios would have been 2.18% and (0.86)%, respectively, for the six months ended June 30, 2003 and 2.28% and (1.12)%, respectively, for the year ended December 31, 2002, 3.04% and (2.04)%, respectively, for the year ended December 31, 2001 and 5.48% and (4.08)%, respectively, for the period ended December 31, 2000.

(e)	Not annualized.

(f)	Less than $0.005 per share.

(g)	Less than $0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

D12

Financial Highlights

(Unaudited)

	SP Mid-Cap Growth Portfolio
	Six Months Ended June 30, 2003		Year Ended December 31,		September 22, 2000(a) through December 31, 2000
			2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$4.09		$7.62	$9.69	$10.00

Income From Investment Operations:
Net investment income (loss)	(0.01)		(0.02)	(0.01)	0.02
Net realized and unrealized gain (loss) on investments	0.70		(3.51)	(2.01)	(0.25)

Total from investment operations	0.69		(3.53)	(2.02)	(0.23)

Less Distributions:
Dividends from net investment income	—		—	(0.01)	(0.02)
Distributions from net realized gains	—		—	(0.04)	(0.06)

Total distributions	—		—	(0.05)	(0.08)

Net Asset Value, end of period	$4.78		$4.09	$7.62	$9.69

Total Investment Return(b)	16.87%		(46.33)%	(20.93)%	(2.26)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$30.2		$18.3	$15.9	$5.6
Ratios to average net assets:(d)
Expenses	1.00	%(c)	1.00%	1.00%	1.00	%(c)
Net investment income (loss)	(0.78	)%(c)	(0.59)%	(0.20)%	1.16	%(c)
Portfolio turnover rate	30	%(e)	255%	93%	27	%(e)

(a)	Commencement of operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Net of expense subsidy. If the manager had not subsidized expenses, the annual expense and net investment income (loss) ratios would have been 1.48% and (1.26)%, respectively, for the period ended June 30, 2003, 1.68% and (1.27)%, respectively, for the year ended December 31, 2002, 2.11% and (1.31)%, respectively, for the year ended December 31, 2001 and 4.59% and (2.43)%, respectively, for the period ended December 31, 2000.

(e)	Not annualized.

	SP PIMCO Total Return Portfolio
	Six Months Ended June 30, 2003		Year Ended December 31,			September 22, 2000(a) through December 31, 2000
			2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.41		$10.70	$10.40		$10.00

Income From Investment Operations:
Net investment income	0.13		0.28	0.32		0.13
Net realized and unrealized gains on investments	0.45		0.71	0.57		0.39

Total from investment operations	0.58		0.99	0.89		0.52

Less Distributions:
Dividends from net investment income	(0.18)		(0.28)	(0.34)		(0.11)
Distributions from net realized gains	(0.25)		— (f)	(0.25)		(0.01)

Total distributions	(0.43)		(0.28)	(0.59)		(0.12)

Net Asset Value, end of period	$11.56		$11.41	$10.70		$10.40

Total Investment Return(b)	5.25%		9.39%	8.66%		5.18%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$703.6		$471.7	$147.0		$10.7
Ratios to average net assets:
Expenses	0.64	%(c)	0.67%	0.76	%(d)	0.76	%(c)(d)
Net investment income	2.69	%(c)	3.02%	3.69	%(d)	5.94	%(c)(d)
Portfolio turnover rate	271	%(e)	574%	718%		239	%(e)

(a)	Commencement of operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Net of expense subsidy. If the manager had not subsidized expenses, the annual expense and net investment income ratios would have been 0.82% and 3.63%, respectively, for the year ended December 31, 2001 and 2.73% and 3.97%, respectively, for the period ended December 31, 2000.

(e)	Not annualized.

(f)	Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS.

D13

Financial Highlights

(Unaudited)

	SP Prudential U.S. Emerging Growth Portfolio
	Class I
	Six Months Ended June 30, 2003		Year Ended December 31,				September 22, 2000(a) through December 31, 2000
			2002		2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$4.68		$6.89		$8.38		$10.00

Income From Investment Operations:
Net investment income (loss)	(0.01)		(0.02)		(0.01)		0.01
Net realized and unrealized gains (losses) on investments	1.10		(2.19)		(1.48)		(1.62)

Total from investment operations	1.09		(2.21)		(1.49)		(1.61)

Less Dividends:
Dividends from net investment income	—		—		—		(0.01)

Net Asset Value, end of period	$5.77		$4.68		$6.89		$8.38

Total Investment Return(b)	23.29%		(32.08)%		(17.78)%		(16.11)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$88.5		$51.0		$31.2		$6.4
Ratios to average net assets:
Expenses	0.86	%(c)	0.90	%(d)	0.90	%(d)	0.90	%(c)(d)
Net investment income (loss)	(0.58	)%(c)	(0.48	)%(d)	(0.37	)%(d)	0.49	%(c)(d)
Portfolio turnover rate	111	%(e)	299%		258%		8.2	%(e)

(a)	Commencement of operations

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Net of expense subsidy. If the manager had not subsidized expenses, the annual expense and net investment income (loss) ratios would have been 0.98% and (0.56)%, respectively, for the year ended December 31, 2002, 1.41% and (0.88)%, respectively, for the year ended December 31, 2001 and 4.26% and (2.87)%, respectively, for the period ended December 31, 2000.

(e)	Not annualized.

	SP Prudential U.S. Emerging Growth Portfolio
	Class II
	Six Months Ended June 30, 2003		Year Ended December 31, 2002		July 9, 2001(a) through December 31, 2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$4.65		$6.88		$7.56

Income From Investment Operations:
Net investment loss	(0.02)		(0.05)		(0.01)
Net realized and unrealized gains (losses) on investments	1.10		(2.18)		(0.67)

Total from investment operations	1.08		(2.23)		(0.68)

Net Asset Value, end of period	$5.73		$4.65		$6.88

Total Investment Return(b)	23.23%		(32.41)%		(8.99)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$0.3		$0.2		$0.2
Ratios to average net assets:
Expenses	1.26	%(c)	1.30	%(d)	1.30	%(c)(d)
Net investment loss	(0.97	)%(c)	(0.89	)%(d)	(0.87	)%(c)(d)
Portfolio turnover rate	111	%(e)	299%		258	%(e)

(a)	Commencement of offering of Class II shares.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Net of expense subsidy. If the manager had not subsidized expenses, the annual expense and net investment income (loss) ratios would have been 1.38% and (0.95)%, respectively, for the year ended December 31, 2002, 1.81% and (1.38)%, respectively, for the period ended December 31, 2001.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D14

Financial Highlights

(Unaudited)

	SP Small/Mid Cap Value Portfolio
	Six Months Ended June 30, 2003		Year Ended December 31,				September 22, 2000(a) through December 31, 2000
			2002		2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.68		$11.36		$11.13		$10.00

Income From Investment Operations:
Net investment income	0.01		0.05		0.08		0.03
Net realized and unrealized gains (losses) on investments	0.85		(1.68)		0.26		1.10

Total from investment operations	0.86		(1.63)		0.34		1.13

Less Dividends:
Dividends from net investment income	—	(b)	(0.05)		(0.11)		—	(b)

Net Asset Value, end of period	$10.54		$9.68		$11.36		$11.13

Total Investment Return(c)	8.92%		(14.38)%		3.11%		11.33%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$142.9		$99.2		$47.4		$6.1
Ratios to average net assets:
Expenses	1.05	%(d)	1.05	%(e)	1.05	%(e)	1.05	%(d)(e)
Net investment income	0.22	%(d)	0.69	%(e)	1.08	%(e)	1.79	%(d)(e)
Portfolio turnover rate	38	%(f)	116%		89%		18	%(f)

(a)	Commencement of operations.

(b)	Less than $0.005 per share.

(c)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(d)	Annualized.

(e)	Net of expense subsidy. If the manager had not subsidized expenses, the annual expense and net investment income (loss) ratios would have been 1.10% and 0.64%, respectively, for the year ended December 31, 2002, 1.56% and 0.57%, respectively, for the year ended December 31, 2001 and 4.84% and (2.00)%, respectively, for the period ended December 31, 2000.

(f)	Not annualized.

	SP Strategic Partners Focused Growth Portfolio
	Class I
	Six Months Ended June 30, 2003		Year Ended December 31,		September 22, 2000(a) through December 31, 2000
			2002	2001(g)
Per Share Operating Performance:
Net Asset Value, beginning of period	$5.03		$6.73	$7.94	$10.00

Income From Investment Operations:
Net investment income (loss)	(0.01)		(0.01)	(0.01)	—	(f)
Net realized and unrealized gains (losses) on investments	0.47		(1.69)	(1.20)	(2.06)

Total from investment operations	0.46		(1.70)	(1.21)	(2.06)

Net Asset Value, end of period	$5.49		$5.03	$6.73	$7.94

Total Investment Return(b)	9.15%		(25.26)%	(15.32)%	(20.47)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$15.3		$10.8	$7.7	$5.9
Ratios to average net assets:(d)
Expenses	1.01	%(c)	1.01%	1.01%	1.01	%(c)
Net investment income (loss)	(0.25	)%(c)	(0.30)%	(0.16)%	0.18	%(c)
Portfolio turnover rate	29	%(e)	62%	116%	37	%(e)

(a)	Commencement of offering of Class I shares.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Net of expense subsidy. If the manager had not subsidized expenses, the annual expense and net investment income (loss) ratios would have been 1.65% and (0.89)%, respectively, for the six months ended June 30, 2003, 1.98% and (1.28)%, respectively, for the year ended December 31, 2002, 2.61% and (1.76)%, respectively, for the year ended December 31, 2001 and 3.88% and (2.69)%, respectively, for the period ended December 31, 2000.

(e)	Not annualized.

(f)	Less than $0.005 per share

(g)	Calculated based upon weighted average shares outstanding during the period.

SEE NOTES TO FINANCIAL STATEMENTS.

D15

Financial Highlights

(Unaudited)

	SP Strategic Partners Focused Growth Portfolio
	Class II
	Six Months Ended June 30, 2003		Year Ended December 31, 2002	January 12, 2001(a) through December 31, 2001(f)
Per Share Operating Performance:
Net Asset Value, beginning of period	$4.99		$6.70	$8.43

Income From Investment Operations:
Net investment loss	(0.01)		(0.02)	(0.03)
Net realized and unrealized gains (losses) on investments	0.46		(1.69)	(1.70)

Total from investment operations	0.45		(1.71)	(1.73)

Net Asset Value, end of period	$5.44		$4.99	$6.70

Total Investment Return(b)	9.02%		(25.52)%	(20.80)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$10.1		$6.6	$2.0
Ratios to average net assets:(d)
Expenses	1.41	%(c)	1.41%	1.41	%(c)
Net investment loss	(0.66	)%(c)	(0.68)%	(0.58	)%(c)
Portfolio turnover rate	29	%(e)	62%	116	%(e)

(a)	Commencement of offering of Class II shares.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Net of expense subsidy. If the manager had not subsidized expenses, the annual expense and net investment loss ratios would have been 2.06% and (1.30)%, respectively, for the six months ended June 30, 2003, 2.34% and (1.61)%, respectively, for the year ended December 31, 2002 and 3.01% and (2.18)%, respectively, for the period ended December 31, 2001.

(e)	Not annualized.

(f)	Calculated based upon weighted average shares outstanding during the period.

	Stock Index Portfolio
	Six Months Ended June 30, 2003		Year Ended December 31,
			2002	2001	2000	1999	1998
Per Share Operating Performance:
Net Asset Value, beginning of period	$24.09		$31.64	$38.66	$44.45	$37.74	$30.22

Income From Investment Operations:
Net investment income	0.17		0.37	0.36	0.36	0.44	0.42
Net realized and unrealized gains (losses) on investments	2.49		(7.34)	(5.05)	(4.37)	7.23	8.11

Total from investment operations	2.66		(6.97)	(4.69)	(4.01)	7.67	8.53

Less Distributions:
Dividends from net investment income	(0.02)		(0.36)	(0.35)	(0.37)	(0.43)	(0.42)
Distributions from net realized gains	(0.92)		(0.22)	(1.98)	(1.41)	(0.53)	(0.59)

Total distributions	(0.94)		(0.58)	(2.33)	(1.78)	(0.96)	(1.01)

Net Asset Value, end of period	$25.81		$24.09	$31.64	$38.66	$44.45	$37.74

Total Investment Return(a)	11.58%		(22.19)%	(12.05)%	(9.03)%	20.45%	28.42%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,546.9		$2,352.3	$3,394.1	$4,186.0	$4,655.0	$3,548.1
Ratios to average net assets:
Expenses	0.37	%(b)	0.37%	0.39%	0.39%	0.39%	0.37%
Net investment income	1.41	%(b)	1.25%	1.02%	0.83%	1.09%	1.25%
Portfolio turnover rate	1	%(c)	4%	3%	7%	2%	3%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D16

Financial Highlights

(Unaudited)

	Value Portfolio
	Class I
	Six Months Ended June 30, 2003		Year Ended December 31,
			2002(d)	2001	2000	1999	1998
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.75		$17.91	$20.46	$19.52	$20.03	$22.39

Income From Investment Operations:
Net investment income	0.11		0.22	0.25	0.46	0.51	0.56
Net realized and unrealized gains (losses) on investments	1.35		(4.15)	(0.69)	2.45	1.89	(1.03)

Total from investment operations	1.46		(3.93)	(0.44)	2.91	2.40	(0.47)

Less Distributions:
Dividends from net investment income	(0.01)		(0.23)	(0.30)	(0.44)	(0.50)	(0.59)
Distributions from net realized gains	—		—	(1.81)	(1.53)	(2.41)	(1.30)

Total distributions	(0.01)		(0.23)	(2.11)	(1.97)	(2.91)	(1.89)

Net asset value, end of period	$15.20		$13.75	$17.91	$20.46	$19.52	$20.03

Total Investment Return(a)	10.63%		(21.97)%	(2.08)%	15.59%	2.52%	(2.38)%
Ratios/Supplement Data:
Net assets, end of period (in millions)	$1,295.4		$1,247.0	$1,801.4	$1,975.3	$2,040.0	$2,142.3
Ratios to average net assets:
Expenses	0.44	%(b)	0.43%	0.44%	0.45%	0.42%	0.42%
Net investment income	1.52	%(b)	1.39%	1.32%	2.31%	2.34%	2.54%
Portfolio turnover rate	33	%(c)	94%	175%	85%	16%	20%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

(d)	Calculated based upon weighted average shares outstanding during the year.

	Value Portfolio
	Class II
	Six Months Ended June 30, 2003		Year Ended December 31, 2002(d)	May 14, 2001(e) through December 31, 2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.75		$17.91	$19.79

Income From Investment Operations:
Net investment income	0.07		0.16	0.12
Net realized and unrealized gain (losses) on investments	1.35		(4.15)	(1.01)

Total from investment operations	1.42		(3.99)	(0.89)

Less Distributions:
Dividends from net investment income	—		(0.17)	(0.14)
Distributions from net realized gains	—		—	(0.85)

Total distributions	—		(0.17)	(0.99)

Net Asset Value, end of period	$15.17		$13.75	$17.91

Total Investment Return(a)	10.41%		(22.35)%	(4.34)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2.5		$1.5	$1.1
Ratios to average net assets:
Expenses	0.84	%(b)	0.83%	0.84	%(b)
Net investment income	1.14	%(b)	1.04%	0.94	%(b)
Portfolio turnover rate	33	%(c)	94%	175	%(c)

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

(d)	Calculated based upon weighted average shares outstanding during the year.

(e)	Commencement of offering of Class II shares.

SEE NOTES TO FINANCIAL STATEMENTS.

D17

At Prudential Financial, we are committed to making it easy for you to take advantage of the many benefits your Discovery Select® variable annuity and Discovery Choice® variable annuity offer. So whenever you need assistance, do not hesitate to call or write the Prudential Annuity Service Center. Of course, your licensed financial professional is also available to assist you with more complex matters such as identifying your goals, investment time horizon, and level of risk.

HOW TO REACH US BY PHONE

Customer Service Representatives

For personalized annuity service, you can call one of our specially trained customer service representatives toll free

Monday to Friday, 8 a.m. to 8 p.m. ET. at (888) PRU-2888 (778-2888).

HOW TO REACH US BY MAIL

Any written requests or correspondence about your annuity should be directed as follows:

Regular Mail	Express Mail
Prudential Annuity Service Center	Prudential Annuity Service Center
PO Box 7960	2101 Welsh Road
Philadelphia, PA 19101	Dresher, PA 19025

For online access to your policy information, visit www.prudential.com.

Discovery Select® Variable Annuity and Discovery Choice® Variable Annuity are issued by Pruco Life Insurance Company (in New York, issued by Pruco Life Insurance Company of New Jersey), both located at 213 Washington Street, Newark, NJ 07102-2992, and distributed by Prudential Investment Management Services LLC (PIMS), a member SIPC, Three Gateway Center, 14th Floor, Newark, NJ 07102-4077. All are Prudential Financial companies. Each is solely responsible for its own financial condition and contractual obligations. Discovery Select and Discovery Choice are registered service marks of The Prudential Insurance Company of America.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (“householding”) in lieu of sending a copy to each Contract Owner who resides in the household. You should be aware that by calling (877) 778-5008, you can revoke or “opt out” of householding at any time.

The 2002 Audited Financial Statements of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey are now available. You may call (888) 778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

All guarantees are based on the claims-paying ability of the issuer. The guarantees do not apply to the investment performance or safety of the underlying portfolios in the variable annuity.

Prudential Financial is a service mark of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

ANNUITIES ARE:	NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE

Item 2 — Code of Ethics — Not required in this filing

Item 3 — Audit Committee Financial Expert — Not required in this filing

Item 4 — Principal Accountant Fees and Services — Not required in this filing

Item 5 — Reserved

Item 6 — Reserved

Item 7 — Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies — Not required in this filing

Item 8 — Reserved

Item 9 — Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 — Exhibits

(a)	Code of Ethics — Not required in this filing

(b)	Certifications pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act — Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Prudential Series Fund, Inc.

By:	/s/ Jonathan D. Shain
Jonathan D. Shain Secretary

Date: August 26, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David R. Odenath
David R. Odenath President and Principal Executive Officer

Date: August 26, 2003

By:	/s/ Grace C. Torres
Grace C. Torres Treasurer and Principal Financial Officer

Date: August 26, 2003